Due to size constraints, this filing is being made in 2 related submissions.  This submission is the second of the 2 related submissions.

The accession number of the previous related submission is as follows: 0000898745-16-001357

CLASS ,A,C,& P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2016

PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

     Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc.

     Principal Trust Company

Principal Global Investors, LLC Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

     Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

     Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

     Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

     Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-14

04/2016

F445PS-16

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-14

04/2016

F456PS-16

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc.

     Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

     Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

     Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

     Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

     Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY	Information we obtain through the Internet. This
includes data from online forms you complete. It also
This Notice is required by law. It tells how we handle	includes data we receive when you visit our websites.
personal information.
This Notice applies to individual residents of California	HOW WE SHARE INFORMATION
who:	We may share personal information about you or about former
own or apply for our products or services for personal	customers, plan participants or beneficiaries among companies
use.	within the Principal Financial Group or with others for several reasons, including:
are employee benefit plan participants and
beneficiaries.	to assist us in servicing your account;
Please note that in this Notice, “you” refers to only these	to help design and improve products;
people. The Notice does not apply to an employer plan	to protect against potential identity theft or
sponsor or group policyholder.	unauthorized transactions;

WE PROTECT INFORMATION WE COLLECT ABOUT	in response to a subpoena or for other legal purposes;
YOU	to prevent fraud;
We follow strict standards to protect personal information.	to comply with inquiries from government agencies or other
These standards include limiting access to data and	regulators;
regularly testing our security technology.	with others that service your account, or that perform
HOW WE COLLECT INFORMATION	services on our behalf; or
We collect data about you as we do business with you.	with your consent, at your request or as allowed by law.
Some of the sources of this data are as follows:
MEDICAL INFORMATION
Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We do not share medical information among companies of the
your name; address; Social Security number; financial	Principal Financial Group or with others except:
status; and, when applicable, health history.	when needed to service your policies, accounts, claims
Information we obtain from others. This may include	or contracts;
claim reports, medical records, credit reports and	when laws protecting your privacy permit it; or
similar data.	when you consent.
Information we obtain through our transactions
and experience with you. This includes your claims
history, payment and investment records, and account
values.

BB 9338-13

04/2016

F445CA-13

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-13

04/2016

F445CA-13

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	46
Schedules of Investments	80
Financial Highlights (Includes performance information)	238
Shareholder Expense Example	270
Supplemental Information	273

Mike Beer
President, Principal Funds

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Dear Shareholder,

While April news headlines were relatively subdued, the recovery of commodity prices, along with further weakening of the U.S. dollar, have become key trends in 2016.

The U.S. economy grew only slightly during the first quarter, in part due to extreme market volatility, global recession angst, and fear of a big Chinese devaluation. Inflation-adjusted gross domestic product (GDP) grew an annual average of only 2.08 percent for nearly seven years. Consumer spending rose 2.2 percent and government purchases at all levels shrunk 1.1 percent annually. Business investment was up 4.4 percent each year, but from a very low base. Labor market slack is dwindling, and jobless claims have been fewer than 300,000. While confidence moderated, more consumers viewed jobs as plentiful versus hard to get in the Conference Board survey, the best outlook since early 2008. Strong job growth will ultimately boost consumer spending, while dollar and oil stabilization should boost net exports. Manufacturing and rising oil prices should help profits and investment. At its April meeting, the Federal Open Market Committee continued the prior month’s cautious tone of maintaining low interest rates, implying that the next rate increase could be in July.

The Eurozone expansion in the first quarter was an upside surprise with real GDP up 2.2 percent annualized, four times faster than in the United States. Data from China continues to suggest the economy is rebounding. Economic growth in Japan may be flat at best in the first quarter, with the mid-April earthquake expected to have a large negative impact.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.1

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies, including more than 120 mutual funds and exchange-traded funds, cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.

*All data cited from April 2016 Principal Economic Insights by Robert Baur, Robin Anderson, and the Principal Global Investors Economic Committee, available at principalfunds.com/commentary.

1Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	California		Core Plus		Diversified
Amounts in thousands, except per share amounts	Municipal Fund		Bond Fund		International Fund
Investment in securities--at cost	$315,106		$4,460,542		$6,590,754
Foreign currency--at cost	$–		$981		$93,710
Assets
Investment in securities--at value	$339,456		$4,496,414		$7,016,012
Foreign currency--at value	–		1,006		94,226
Cash	22,552		785		11,676
Receivables:
Dividends and interest	3,726		30,583		36,604
Expense reimbursement from Manager	2		12		3
Expense reimbursement from Distributor	–		2		2
Foreign currency contracts	–		27		–
Fund shares sold	4,247		10,053		2,654
Investment securities sold	5,294		45,002		74,074
Variation margin on financial derivative instruments	–		354		–
Other assets	–		7		5
Prepaid directors' expenses	–		1		2
Prepaid transfer agent fees	4		–		–
Total Assets	375,281		4,584,246		7,235,258
Liabilities
Accrued management and investment advisory fees	121		1,668		4,483
Accrued administrative service fees	–		6		5
Accrued distribution fees	76		58		92
Accrued service fees	–		25		29
Accrued transfer agent fees	1		181		286
Accrued directors' expenses	1		–		–
Accrued professional fees	19		27		28
Accrued other expenses	19		121		237
Payables:
Deferred foreign tax	–		–		131
Dividends payable	635		9,021		–
Foreign currency contracts	–		1,397		–
Fund shares redeemed	322		8,843		5,368
Interest expense and fees payable	20		–		–
Investment securities purchased	16,599		421,728		278,697
Variation margin on financial derivative instruments	–		32		–
Floating rate notes issued	12,989		–		–
Total Liabilities	30,802		443,107		289,356
Net Assets Applicable to Outstanding Shares	$344,479		$4,141,139		$6,945,902
Net Assets Consist of:
Capital shares and additional paid-in-capital	$363,534		$4,257,557		$6,957,946
Accumulated undistributed (overdistributed) net investment income (loss)	94		4,308		34,776
Accumulated undistributed (overdistributed) net realized gain (loss)	(43,499)		(152,394)		(472,365)
Net unrealized appreciation (depreciation) of investments	24,350		33,001		425,127
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1,333)		418
Total Net Assets	$344,479		$4,141,139		$6,945,902
Capital Stock (par value: $.01 per share):
Shares authorized	600,000		1,060,000		1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$259,462		$95,149		$229,569
Shares Issued and Outstanding	24,147		8,710		20,460
Net Asset Value per share	$10.75		$10.92		$11.22
Maximum Offering Price	$11.17		$11.35		$11.87
Class C: Net Assets	$31,942		$8,548		$14,366
Shares Issued and Outstanding	2,967		782		1,281
Net Asset Value per share	$10.77	(a)	$10.93	(a)	$11.22	(a)
Class J: Net Assets	N/A		$156,902		$171,952
Shares Issued and Outstanding			14,272		15,495
Net Asset Value per share			$10.99	(a)	$11.10	(a)
Class P: Net Assets	$50,878		N/A		$4,060
Shares Issued and Outstanding	4,736				365
Net Asset Value per share	$10.74				$11.14
Institutional: Net Assets	$2,197		$3,755,936		$6,385,796
Shares Issued and Outstanding	204		344,021		571,804
Net Asset Value per share	$10.75		$10.92		$11.17
R-1: Net Assets	N/A		$6,032		$4,726
Shares Issued and Outstanding			553		423
Net Asset Value per share			$10.92		$11.18
R-2: Net Assets	N/A		$11,360		$6,988
Shares Issued and Outstanding			1,051		628
Net Asset Value per share			$10.81		$11.13
R-3: Net Assets	N/A		$29,369		$32,723
Shares Issued and Outstanding			2,705		2,930
Net Asset Value per share			$10.86		$11.17
R-4: Net Assets	N/A		$21,484		$33,611
Shares Issued and Outstanding			1,943		2,969
Net Asset Value per share			$11.06		$11.32
R-5: Net Assets	N/A		$56,359		$62,111
Shares Issued and Outstanding			5,186		5,499
Net Asset Value per share			$10.87		$11.29

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)
			Global Diversified	Global Real Estate
Amounts in thousands, except per share amounts	Equity Income Fund		Income Fund	Securities Fund
Investment in securities--at cost	$3,768,598		$10,616,382	$2,764,141
Foreign currency--at cost	$–		$5,007	$21,196
Assets
Investment in securities--at value	$5,401,162		$10,451,739	$3,025,055
Foreign currency--at value	–		4,953	21,201
Cash	1,259		11,581	–
Deposits with counterparty	–		57,115	–
Receivables:
Dividends and interest	8,792		121,421	6,785
Expense reimbursement from Manager	–		–	1
Foreign currency contracts	–		3,536	–
Fund shares sold	1,458		63,127	3,821
Investment securities sold	32,382		172,505	14,613
Other assets	1		–	–
Prepaid directors' expenses	–		–	2
Total Assets	5,445,054		10,885,977	3,071,478
Liabilities
Accrued management and investment advisory fees	2,233		6,133	2,139
Accrued administrative service fees	7		–	–
Accrued distribution fees	354		2,423	81
Accrued service fees	45		–	–
Accrued transfer agent fees	421		2,134	196
Accrued directors' expenses	2		5	–
Accrued professional fees	14		18	15
Accrued other expenses	55		445	79
Payables:
Dividends payable	–		41,595	–
Foreign currency contracts	–		9,531	–
Fund shares redeemed	3,720		28,147	4,391
Investment securities purchased	46,078		172,358	53,763
Options and swaptions contracts written (premiums received $0, $45,716 and $0)	–		48,298	–
OTC swap agreements--at value (premiums received $0, $1,038 and $0)	–		2,067	–
Total Liabilities	52,929		313,154	60,664
Net Assets Applicable to Outstanding Shares	$5,392,125		$10,572,823	$3,010,814
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,712,786		$11,061,604	$2,743,902
Accumulated undistributed (overdistributed) net investment income (loss)	35,079		88,559	(25,826)
Accumulated undistributed (overdistributed) net realized gain (loss)	11,696		(403,321)	31,555
Net unrealized appreciation (depreciation) of investments	1,632,564		(168,254)	260,914
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(5,765)	269
Total Net Assets	$5,392,125		$10,572,823	$3,010,814
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000		1,850,000	1,025,000
Net Asset Value Per Share:
Class A: Net Assets	$902,026		$2,052,723	$170,427
Shares Issued and Outstanding	34,776		153,772	20,010
Net Asset Value per share	$25.94		$13.35	$8.52
Maximum Offering Price	$27.45		$13.87	$9.02
Class C: Net Assets	$184,264		$2,454,180	$56,614
Shares Issued and Outstanding	7,271		184,891	6,849
Net Asset Value per share	$25.34	(a)	$13.27 (a)	$8.27	(a)
Class P: Net Assets	$125,549		$2,575,328	$237,074
Shares Issued and Outstanding	4,840		193,889	26,107
Net Asset Value per share	$25.94		$13.28	$9.08
Institutional: Net Assets	$3,957,873		$3,490,592	$2,546,142
Shares Issued and Outstanding	152,412		262,541	280,035
Net Asset Value per share	$25.97		$13.30	$9.09
R-1: Net Assets	$2,123		N/A	N/A
Shares Issued and Outstanding	82
Net Asset Value per share	$25.85
R-2: Net Assets	$5,565		N/A	N/A
Shares Issued and Outstanding	214
Net Asset Value per share	$25.93
R-3: Net Assets	$62,702		N/A	$11
Shares Issued and Outstanding	2,425			1
Net Asset Value per share	$25.86			$9.09
R-4: Net Assets	$53,741		N/A	$11
Shares Issued and Outstanding	2,075			1
Net Asset Value per share	$25.90			$9.09
R-5: Net Assets	$98,282		N/A	$11
Shares Issued and Outstanding	3,789			1
Net Asset Value per share	$25.94			$9.09
R-6: Net Assets	N/A		N/A	$524
Shares Issued and Outstanding				58
Net Asset Value per share				$9.10

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)
Government & High
Amounts in thousands, except per share amounts	Quality Bond Fund		High Yield Fund	High Yield Fund I
Investment in securities--at cost	$1,595,721		$3,559,117	$914,216
Foreign currency--at cost	$–		$1,597	$–
Assets
Investment in securities--at value	$1,599,825		$3,367,932	$885,348
Foreign currency--at value	–		1,690	–
Cash	–		1,264	331
Deposits with counterparty	–		1,526	–
Receivables:
Dividends and interest	8,568		59,458	13,558
Expense reimbursement from Manager	6		45	–
Expense reimbursement from Distributor	28		–	–
Fund shares sold	11,333		27,088	4,575
Investment securities sold	9,804		47,379	3,459
Other assets	19		–	–
Total Assets	1,629,583		3,506,382	907,271
Liabilities
Accrued management and investment advisory fees	647		1,394	452
Accrued administrative service fees	4		–	–
Accrued distribution fees	138		483	1
Accrued service fees	13		–	–
Accrued transfer agent fees	131		1,178	42
Accrued directors' expenses	–		–	1
Accrued professional fees	17		21	22
Accrued other expenses	61		293	7
Cash overdraft	141		–	–
Payables:
Dividends payable	4,718		16,863	4,227
Foreign currency contracts	–		1,041	–
Fund shares redeemed	561		7,730	1,518
Investment securities purchased	29,384		55,814	15,963
Variation margin on financial derivative instruments	–		50	–
Total Liabilities	35,815		84,867	22,233
Net Assets Applicable to Outstanding Shares	$1,593,768		$3,421,515	$885,038
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,657,300		$3,742,997	$964,471
Accumulated undistributed (overdistributed) net investment income (loss)	(8,279)		(12,760)	349
Accumulated undistributed (overdistributed) net realized gain (loss)	(59,357)		(117,177)	(50,914)
Net unrealized appreciation (depreciation) of investments	4,104		(190,621)	(28,868)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(924)	–
Total Net Assets	$1,593,768		$3,421,515	$885,038
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000		1,700,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$313,705		$901,601	$4,039
Shares Issued and Outstanding	28,689		129,016	425
Net Asset Value per share	$10.93		$6.99	$9.50
Maximum Offering Price	$11.18		$7.26	$9.87
Class C: Net Assets	$60,092		$375,888	N/A
Shares Issued and Outstanding	5,502		53,278
Net Asset Value per share	$10.92	(a)	$7.06 (a)
Class J: Net Assets	$141,220		N/A	N/A
Shares Issued and Outstanding	12,898
Net Asset Value per share	$10.95	(a)
Class P: Net Assets	$13,110		$511,964	N/A
Shares Issued and Outstanding	1,196		73,240
Net Asset Value per share	$10.96		$6.99
Institutional: Net Assets	$1,000,595		$1,632,062	$880,999
Shares Issued and Outstanding	91,476		235,004	92,617
Net Asset Value per share	$10.94		$6.94	$9.51
R-1: Net Assets	$2,865		N/A	N/A
Shares Issued and Outstanding	262
Net Asset Value per share	$10.95
R-2: Net Assets	$11,360		N/A	N/A
Shares Issued and Outstanding	1,038
Net Asset Value per share	$10.94
R-3: Net Assets	$16,429		N/A	N/A
Shares Issued and Outstanding	1,501
Net Asset Value per share	$10.95
R-4: Net Assets	$10,727		N/A	N/A
Shares Issued and Outstanding	980
Net Asset Value per share	$10.95
R-5: Net Assets	$23,665		N/A	N/A
Shares Issued and Outstanding	2,161
Net Asset Value per share	$10.95

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)
				International
			Inflation	Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund	Markets Fund
Investment in securities--at cost	$3,157,469		$1,750,784	$1,037,414
Foreign currency--at cost	$–		$64,070	$5,045
Assets
Investment in securities--at value	$3,196,510		$1,780,513	$1,070,261
Foreign currency--at value	–		64,435	5,083
Cash	609		–	2,239
Receivables:
Dividends and interest	27,014		2,044	544
Expense reimbursement from Manager	1		2	10
Expense reimbursement from Distributor	1		–	1
Foreign currency contracts	–		2,976	–
Foreign tax refund	–		–	1,257
Fund shares sold	11,307		398	808
Investment securities sold	16,430		61,728	28,145
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		406	–
Variation margin on financial derivative instruments	–		244	–
Prepaid professional fees	–		–	9
Total Assets	3,251,872		1,912,746	1,108,357
Liabilities
Accrued management and investment advisory fees	1,245		525	1,107
Accrued administrative service fees	7		1	2
Accrued distribution fees	132		8	38
Accrued service fees	26		3	9
Accrued transfer agent fees	161		28	168
Accrued directors' expenses	1		1	1
Accrued professional fees	16		16	–
Accrued other expenses	41		21	209
Cash overdraft	–		1,453	–
Payables:
Deferred foreign tax	–		–	406
Dividends payable	9,264		–	–
Foreign currency contracts	–		4,971	–
Fund shares redeemed	920		3,215	959
Investment securities purchased	30,919		158,233	27,629
Options and swaptions contracts written (premiums received $0, $5,729 and $0)	–		3,480	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		41	–
Variation margin on financial derivative instruments	–		433	–
Total Liabilities	42,732		172,429	30,528
Net Assets Applicable to Outstanding Shares	$3,209,140		$1,740,317	$1,077,829
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,224,428		$1,770,854	$1,271,674
Accumulated undistributed (overdistributed) net investment income (loss)	(16,930)		(10,266)	458
Accumulated undistributed (overdistributed) net realized gain (loss)	(37,399)		(50,453)	(228,009)
Net unrealized appreciation (depreciation) of investments	39,041		31,809	33,698
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1,627)	8
Total Net Assets	$3,209,140		$1,740,317	$1,077,829
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		900,000	900,000
Net Asset Value Per Share:
Class A: Net Assets	$262,112		$13,034	$73,022
Shares Issued and Outstanding	27,561		1,540	3,532
Net Asset Value per share	$9.51		$8.46	$20.67
Maximum Offering Price	$9.73		$8.79	$21.87
Class C: Net Assets	$65,186		$3,777	$8,788
Shares Issued and Outstanding	6,816		464	445
Net Asset Value per share	$9.56	(a)	$8.14 (a)	$19.74	(a)
Class J: Net Assets	$92,725		$7,876	$92,626
Shares Issued and Outstanding	9,728		951	4,648
Net Asset Value per share	$9.53	(a)	$8.28 (a)	$19.93	(a)
Class P: Net Assets	$28,408		N/A	$1,501
Shares Issued and Outstanding	2,980			73
Net Asset Value per share	$9.53			$20.48
Institutional: Net Assets	$2,629,316		$1,702,427	$860,124
Shares Issued and Outstanding	275,715		199,337	41,988
Net Asset Value per share	$9.54		$8.54	$20.48
R-1: Net Assets	$16,597		$759	$2,581
Shares Issued and Outstanding	1,740		93	126
Net Asset Value per share	$9.54		$8.16	$20.42
R-2: Net Assets	$3,199		$501	$3,183
Shares Issued and Outstanding	335		61	157
Net Asset Value per share	$9.55		$8.21	$20.31
R-3: Net Assets	$32,568		$5,143	$10,544
Shares Issued and Outstanding	3,409		621	516
Net Asset Value per share	$9.55		$8.29	$20.43
R-4: Net Assets	$25,761		$2,165	$7,972
Shares Issued and Outstanding	2,698		259	389
Net Asset Value per share	$9.55		$8.37	$20.52
R-5: Net Assets	$46,993		$4,635	$17,488
Shares Issued and Outstanding	4,931		550	852
Net Asset Value per share	$9.53		$8.43	$20.53
R-6: Net Assets	$6,275		N/A	N/A
Shares Issued and Outstanding	658
Net Asset Value per share	$9.54

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)
		LargeCap		LargeCap
Amounts in thousands, except per share amounts	International Fund I	Growth Fund		Growth Fund I
Investment in securities--at cost	$357,235	$2,135,029		$5,585,280
Foreign currency--at cost	$8	$–		$–
Assets
Investment in securities--at value	$383,958	$2,525,540		$7,047,532
Foreign currency--at value	8	–		–
Deposits with counterparty	451	–		10,104
Receivables:
Dividends and interest	2,790	1,529		3,221
Expense reimbursement from Manager	2	1		96
Expense reimbursement from Distributor	–	1		2
Fund shares sold	173	197		2,553
Investment securities sold	–	109,043		27,689
Other assets	–	12		–
Prepaid directors' expenses	–	–		3
Total Assets	387,382	2,636,323		7,091,200
Liabilities
Accrued management and investment advisory fees	287	1,369		3,537
Accrued administrative service fees	2	3		17
Accrued distribution fees	4	102		60
Accrued service fees	4	19		108
Accrued transfer agent fees	25	500		426
Accrued custodian fees	23	–		–
Accrued directors' expenses	–	2		–
Accrued professional fees	27	13		14
Accrued other expenses	17	63		48
Payables:
Fund shares redeemed	118	2,232		3,508
Investment securities purchased	–	82,565		39,053
Variation margin on financial derivative instruments	65	–		1,657
Total Liabilities	572	86,868		48,428
Net Assets Applicable to Outstanding Shares	$386,810	$2,549,455		$7,042,772
Net Assets Consist of:
Capital shares and additional paid-in-capital	$689,576	$1,927,255		$5,346,045
Accumulated undistributed (overdistributed) net investment income (loss)	1,324	2,488		1,944
Accumulated undistributed (overdistributed) net realized gain (loss)	(330,938)	229,201		228,810
Net unrealized appreciation (depreciation) of investments	26,878	390,511		1,465,973
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(30)	–		–
Total Net Assets	$386,810	$2,549,455		$7,042,772
Capital Stock (par value: $.01 per share):
Shares authorized	700,000	1,335,000		1,170,000
Net Asset Value Per Share:
Class A: Net Assets	$4,953	$345,937		$21,913
Shares Issued and Outstanding	395	37,071		1,924
Net Asset Value per share	$12.53	$9.33		$11.39
Maximum Offering Price	$13.26	$9.87		$12.05
Class C: Net Assets	N/A	$17,611		N/A
Shares Issued and Outstanding		2,082
Net Asset Value per share		$8.46	(a)
Class J: Net Assets	N/A	$63,434		$118,028
Shares Issued and Outstanding		7,213		11,980
Net Asset Value per share		$8.79	(a)	$9.85	(a)
Class P: Net Assets	$69,149	$10,040		$1,263
Shares Issued and Outstanding	5,494	1,037		109
Net Asset Value per share	$12.59	$9.68		$11.56
Institutional: Net Assets	$295,042	$2,021,276		$6,376,055
Shares Issued and Outstanding	23,397	207,514		550,234
Net Asset Value per share	$12.61	$9.74		$11.59
R-1: Net Assets	$3,209	$4,759		$7,190
Shares Issued and Outstanding	256	534		696
Net Asset Value per share	$12.55	$8.92		$10.33
R-2: Net Assets	$2,471	$3,160		$14,997
Shares Issued and Outstanding	196	348		1,486
Net Asset Value per share	$12.61	$9.08		$10.09
R-3: Net Assets	$5,099	$17,575		$134,372
Shares Issued and Outstanding	405	1,764		12,462
Net Asset Value per share	$12.59	$9.96		$10.78
R-4: Net Assets	$3,440	$11,226		$83,265
Shares Issued and Outstanding	273	1,132		7,631
Net Asset Value per share	$12.59	$9.92		$10.91
R-5: Net Assets	$3,447	$54,437		$281,925
Shares Issued and Outstanding	274	5,542		25,079
Net Asset Value per share	$12.58	$9.82		$11.24
R-6: Net Assets	N/A	N/A		$3,764
Shares Issued and Outstanding				325
Net Asset Value per share				$11.58

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)
LargeCap S&P 500			LargeCap
Amounts in thousands, except per share amounts	Index Fund		Value Fund		MidCap Fund
Investment in securities--at cost	$3,238,423		$2,159,671		$8,706,459
Assets
Investment in securities--at value	$4,823,583		$2,263,490		$10,956,001
Cash	470		3,543		48
Receivables:
Dividends and interest	4,551		1,850		3,322
Expense reimbursement from Manager	1		3		–
Expense reimbursement from Distributor	8		1		4
Fund shares sold	2,662		590		19,139
Investment securities sold	–		35,337		27,021
Other assets	3		28		6
Prepaid directors' expenses	–		1		–
Total Assets	4,831,278		2,304,843		11,005,541
Liabilities
Accrued management and investment advisory fees	600		794		5,265
Accrued administrative service fees	30		1		32
Accrued distribution fees	200		55		751
Accrued service fees	175		3		139
Accrued transfer agent fees	270		148		1,659
Accrued directors' expenses	1		–		1
Accrued professional fees	14		14		14
Accrued other expenses	54		61		404
Payables:
Fund shares redeemed	8,625		1,635		18,280
Investment securities purchased	–		32,578		13,762
Variation margin on financial derivative instruments	126		–		–
Total Liabilities	10,095		35,289		40,307
Net Assets Applicable to Outstanding Shares	$4,821,183		$2,269,554		$10,965,234
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,242,922		$2,027,791		$8,700,859
Accumulated undistributed (overdistributed) net investment income (loss)	25,294		14,130		(342)
Accumulated undistributed (overdistributed) net realized gain (loss)	(32,112)		123,814		15,175
Net unrealized appreciation (depreciation) of investments	1,585,079		103,819		2,249,542
Total Net Assets	$4,821,183		$2,269,554		$10,965,234
Capital Stock (par value: $.01 per share):
Shares authorized	950,000		1,000,000		1,775,000
Net Asset Value Per Share:
Class A: Net Assets	$269,277		$189,505		$1,894,760
Shares Issued and Outstanding	18,603		16,644		90,795
Net Asset Value per share	$14.47		$11.39		$20.87
Maximum Offering Price	$14.69		$12.05		$22.08
Class C: Net Assets	$38,939		$6,750		$322,483
Shares Issued and Outstanding	2,740		608		16,692
Net Asset Value per share	$14.21	(a)	$11.11	(a)	$19.32	(a)
Class J: Net Assets	$514,792		$65,680		$262,534
Shares Issued and Outstanding	35,893		5,879		13,055
Net Asset Value per share	$14.34	(a)	$11.17	(a)	$20.11	(a)
Class P: Net Assets	N/A		$334		$2,556,490
Shares Issued and Outstanding			30		120,728
Net Asset Value per share			$11.35		$21.18
Institutional: Net Assets	$3,154,766		$1,994,429		$5,252,554
Shares Issued and Outstanding	218,128		175,554		247,376
Net Asset Value per share	$14.46		$11.36		$21.23
R-1: Net Assets	$19,004		$1,467		$62,669
Shares Issued and Outstanding	1,318		130		3,184
Net Asset Value per share	$14.42		$11.28		$19.68
R-2: Net Assets	$32,274		$2,239		$28,522
Shares Issued and Outstanding	2,222		198		1,432
Net Asset Value per share	$14.52		$11.33		$19.92
R-3: Net Assets	$203,026		$3,550		$130,463
Shares Issued and Outstanding	14,016		314		6,361
Net Asset Value per share	$14.49		$11.28		$20.51
R-4: Net Assets	$199,248		$1,839		$147,276
Shares Issued and Outstanding	13,721		163		6,956
Net Asset Value per share	$14.52		$11.27		$21.17
R-5: Net Assets	$389,857		$3,761		$307,483
Shares Issued and Outstanding	26,631		331		14,630
Net Asset Value per share	$14.64		$11.38		$21.02

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2016 (unaudited)
		MidCap		Money		Principal Capital
Amounts in thousands, except per share amounts		Value Fund III		Market Fund		Appreciation Fund
Investment in securities--at cost		$1,072,017		$1,023,034		$1,565,964
Assets
Investment in securities--at value		$1,160,617		$1,023,034		$2,521,677
Cash		1,373		14		204
Deposits with counterparty		3,800		–		–
Receivables:
Dividends and interest		1,189		142		2,375
Expense reimbursement from Manager		15		–		–
Expense reimbursement from Distributor		1		54		–
Fund shares sold		702		2,315		3,201
Investment securities sold		16,000		–		39,970
Other assets		–		26		5
	Total Assets	1,183,697		1,025,585		2,567,432
Liabilities
Accrued management and investment advisory fees		581		331		933
Accrued administrative service fees		2		–		4
Accrued distribution fees		21		54		235
Accrued service fees		14		–		23
Accrued transfer agent fees		71		230		384
Accrued directors' expenses		2		1		1
Accrued professional fees		13		15		24
Accrued other expenses		21		53		65
Payables:
Fund shares redeemed		1,674		16,075		1,210
Investment securities purchased		16,310		–		56,848
Variation margin on financial derivative instruments		392		–		–
	Total Liabilities	19,101		16,759		59,727
Net Assets Applicable to Outstanding Shares		$1,164,596		$1,008,826		$2,507,705
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,086,645		$1,047,272		$1,358,701
Accumulated undistributed (overdistributed) net investment income (loss)		3,653		–		9,376
Accumulated undistributed (overdistributed) net realized gain (loss)		(16,062)		(38,446)		183,915
Net unrealized appreciation (depreciation) of investments		90,360		–		955,713
	Total Net Assets	$1,164,596		$1,008,826		$2,507,705
Capital Stock (par value: $.01 per share):
Shares authorized		550,000		8,400,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets		$13,934		$475,328		$895,946
Shares Issued and Outstanding		770		475,216		16,074
Net Asset Value per share		$18.10		$1.00		$55.74
Maximum Offering Price		$19.15		$1.00		$58.98
Class C: Net Assets		N/A		$24,799		$47,083
Shares Issued and Outstanding				24,793		1,037
Net Asset Value per share				$1.00	(a)	$45.42	(a)
Class J: Net Assets		$99,024		$265,139		N/A
Shares Issued and Outstanding		5,755		265,077
Net Asset Value per share		$17.21	(a)	$1.00	(a)
Class P: Net Assets		$649		N/A		$33,249
Shares Issued and Outstanding		36				589
Net Asset Value per share		$18.19				$56.41
Institutional: Net Assets		$980,002		$243,560		$1,419,505
Shares Issued and Outstanding		53,720		243,500		25,090
Net Asset Value per share		$18.24		$1.00		$56.58
R-1: Net Assets		$1,316		N/A		$3,729
Shares Issued and Outstanding		76				67
Net Asset Value per share		$17.29				$55.66
R-2: Net Assets		$2,301		N/A		$3,467
Shares Issued and Outstanding		132				62
Net Asset Value per share		$17.43				$55.80
R-3: Net Assets		$17,148		N/A		$32,597
Shares Issued and Outstanding		992				585
Net Asset Value per share		$17.29				$55.74
R-4: Net Assets		$18,478		N/A		$21,295
Shares Issued and Outstanding		1,079				379
Net Asset Value per share		$17.13				$56.14
R-5: Net Assets		$28,073		N/A		$50,834
Shares Issued and Outstanding		1,624				903
Net Asset Value per share		$17.29				$56.28
R-6: Net Assets		$3,671		N/A		N/A
Shares Issued and Outstanding		201
Net Asset Value per share		$18.24

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2016 (unaudited)
		Real Estate		Short-Term
Amounts in thousands, except per share amounts		Securities Fund		Income Fund		SmallCap Fund
Investment in securities--at cost		$2,040,631		$2,933,510		$485,412
Assets
Investment in securities--at value		$2,640,988		$2,936,985		$544,779
Cash		–		325		–
Receivables:
Dividends and interest		625		17,870		93
Expense reimbursement from Manager		–		–		2
Expense reimbursement from Distributor		3		2		3
Fund shares sold		26,584		8,768		519
Investment securities sold		20,669		12,887		19,566
Other assets		–		–		1
Prepaid directors' expenses		2		–		–
	Total Assets	2,688,871		2,976,837		564,963
Liabilities
Accrued management and investment advisory fees		1,766		975		334
Accrued administrative service fees		12		2		3
Accrued distribution fees		154		130		93
Accrued service fees		68		8		11
Accrued transfer agent fees		438		146		183
Accrued professional fees		13		17		12
Accrued other expenses		132		27		59
Payables:
Dividends payable		–		4,226		–
Fund shares redeemed		4,381		8,453		1,160
Investment securities purchased		30,319		28,896		22,111
	Total Liabilities	37,283		42,880		23,966
Net Assets Applicable to Outstanding Shares		$2,651,588		$2,933,957		$540,997
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,994,713		$2,947,139		$480,327
Accumulated undistributed (overdistributed) net investment income (loss)		14,430		1,376		2,397
Accumulated undistributed (overdistributed) net realized gain (loss)		42,088		(18,033)		(1,094)
Net unrealized appreciation (depreciation) of investments		600,357		3,475		59,367
	Total Net Assets	$2,651,588		$2,933,957		$540,997
Capital Stock (par value: $.01 per share):
Shares authorized		950,000		820,000		725,000
Net Asset Value Per Share:
Class A: Net Assets		$327,570		$309,639		$212,977
Shares Issued and Outstanding		14,435		25,387		11,315
Net Asset Value per share		$22.69		$12.20		$18.82
Maximum Offering Price		$24.01		$12.48		$19.92
Class C: Net Assets		$45,727		$85,404		$25,694
Shares Issued and Outstanding		2,047		6,998		1,479
Net Asset Value per share		$22.34	(a)	$12.20	(a)	$17.37	(a)
Class J: Net Assets		$184,917		$135,494		$180,968
Shares Issued and Outstanding		8,372		11,114		10,006
Net Asset Value per share		$22.09	(a)	$12.19	(a)	$18.09	(a)
Class P: Net Assets		$97,221		$97,335		$7,355
Shares Issued and Outstanding		4,285		7,982		369
Net Asset Value per share		$22.69		$12.19		$19.94
Institutional: Net Assets		$1,662,412		$2,266,414		$63,441
Shares Issued and Outstanding		73,202		185,918		3,174
Net Asset Value per share		$22.71		$12.19		$19.99
R-1: Net Assets		$7,496		$1,170		$2,550
Shares Issued and Outstanding		334		96		141
Net Asset Value per share		$22.43		$12.19		$18.09
R-2: Net Assets		$19,108		$2,548		$5,188
Shares Issued and Outstanding		881		209		284
Net Asset Value per share		$21.68		$12.19		$18.27
R-3: Net Assets		$67,912		$13,030		$12,790
Shares Issued and Outstanding		3,063		1,068		679
Net Asset Value per share		$22.17		$12.20		$18.83
R-4: Net Assets		$66,759		$12,380		$11,782
Shares Issued and Outstanding		3,041		1,015		606
Net Asset Value per share		$21.95		$12.20		$19.45
R-5: Net Assets		$172,466		$10,543		$18,252
Shares Issued and Outstanding		7,841		864		921
Net Asset Value per share		$22.00		$12.20		$19.82

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2016 (unaudited)
		SmallCap		Tax-Exempt
Amounts in thousands, except per share amounts		Value Fund II		Bond Fund
Investment in securities--at cost		$1,152,564		$307,552
Assets
Investment in securities--at value		$1,253,503		$330,886
Cash		2		25,326
Deposits with counterparty		4,600		–
Receivables:
Dividends and interest		293		4,461
Expense reimbursement from Manager		30		4
Fund shares sold		368		3,940
Investment securities sold		6,011		1,065
Other assets		–		9
	Total Assets	1,264,807		365,691
Liabilities
Accrued management and investment advisory fees		1,027		119
Accrued administrative service fees		2		–
Accrued distribution fees		7		72
Accrued service fees		10		–
Accrued transfer agent fees		20		13
Accrued directors' expenses		1		1
Accrued professional fees		14		16
Accrued other expenses		12		14
Payables:
Dividends payable		–		1,019
Fund shares redeemed		1,212		640
Interest expense and fees payable		–		12
Investment securities purchased		1,673		14,997
Variation margin on financial derivative instruments		964		–
Floating rate notes issued		–		8,621
	Total Liabilities	4,942		25,524
Net Assets Applicable to Outstanding Shares		$1,259,865		$340,167
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,103,077		$336,614
Accumulated undistributed (overdistributed) net investment income (loss)		171		1,249
Accumulated undistributed (overdistributed) net realized gain (loss)		53,292		(21,030)
Net unrealized appreciation (depreciation) of investments		103,325		23,334
	Total Net Assets	$1,259,865		$340,167
Capital Stock (par value: $.01 per share):
Shares authorized		750,000		600,000
Net Asset Value Per Share:
Class A: Net Assets		$2,388		$262,131
Shares Issued and Outstanding		211		34,945
Net Asset Value per share		$11.32		$7.50
Maximum Offering Price		$11.98		$7.79
Class C: Net Assets		N/A		$24,787
Shares Issued and Outstanding				3,295
Net Asset Value per share				$7.52	(a)
Class J: Net Assets		$18,264		N/A
Shares Issued and Outstanding		1,638
Net Asset Value per share		$11.15	(a)
Class P: Net Assets		$5,968		$50,237
Shares Issued and Outstanding		525		6,701
Net Asset Value per share		$11.36		$7.50
Institutional: Net Assets		$1,184,217		$3,012
Shares Issued and Outstanding		103,916		401
Net Asset Value per share		$11.40		$7.51
R-1: Net Assets		$1,720		N/A
Shares Issued and Outstanding		163
Net Asset Value per share		$10.55
R-2: Net Assets		$3,570		N/A
Shares Issued and Outstanding		334
Net Asset Value per share		$10.68
R-3: Net Assets		$13,190		N/A
Shares Issued and Outstanding		1,198
Net Asset Value per share		$11.01
R-4: Net Assets		$7,790		N/A
Shares Issued and Outstanding		699
Net Asset Value per share		$11.14
R-5: Net Assets		$21,785		N/A
Shares Issued and Outstanding		1,938
Net Asset Value per share		$11.24
R-6: Net Assets		$973		N/A
Shares Issued and Outstanding		86
Net Asset Value per share		$11.39

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	California	Core Plus	Diversified
Amounts in thousands	Municipal Fund	Bond Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$566	$87,622
Withholding tax	–	(38)	(9,792)
Interest	5,990	63,889	127
Total Income	5,990	64,417	77,957
Expenses:
Management and investment advisory fees	611	10,233	25,137
Distribution fees - Class A	275	117	283
Distribution fees - Class C	111	39	70
Distribution fees - Class J	N/A	141	157
Distribution fees - R-1	N/A	11	8
Distribution fees - R-2	N/A	16	10
Distribution fees - R-3	N/A	37	42
Distribution fees - R-4	N/A	11	16
Administrative service fees - R-1	N/A	9	7
Administrative service fees - R-2	N/A	11	6
Administrative service fees - R-3	N/A	10	12
Administrative service fees - R-4	N/A	3	5
Administrative service fees - R-5	N/A	3	3
Registration fees - Class A	11	11	9
Registration fees - Class C	9	9	9
Registration fees - Class J	N/A	8	8
Registration fees - Class P	9	N/A	7
Registration fees - Institutional	10	19	26
Service fees - R-1	N/A	8	6
Service fees - R-2	N/A	13	8
Service fees - R-3	N/A	37	42
Service fees - R-4	N/A	27	42
Service fees - R-5	N/A	70	78
Shareholder reports - Class A	4	19	35
Shareholder reports - Class C	–	1	2
Shareholder reports - Class J	N/A	34	29
Shareholder reports - Institutional	–	14	7
Transfer agent fees - Class A	49	102	279
Transfer agent fees - Class C	8	10	19
Transfer agent fees - Class J	N/A	99	128
Transfer agent fees - Class P	1	N/A	3
Transfer agent fees - Institutional	–	67	92
Custodian fees	1	18	388
Directors' expenses	3	41	54
Interest expense and fees	40	–	–
Professional fees	13	20	50
Other expenses	2	23	21
Total Gross Expenses	1,157	11,291	27,098
Less: Reimbursement from Manager - Class A	–	70	–
Less: Reimbursement from Manager - Class C	–	11	14
Less: Reimbursement from Manager - Class P	2	N/A	6
Less: Reimbursement from Manager - Institutional	10	–	–
Less: Reimbursement from Distributor - Class J	N/A	35	39
Total Net Expenses	1,145	11,175	27,039
Net Investment Income (Loss)	4,845	53,242	50,918

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	374	(27,097)	(20,519)
Foreign currency transactions	–	(385)	(1,023)
Futures contracts	–	3,998	–
Swap agreements	–	(1,031)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $131, respectively) .	7,232	73,344	(105,259)
Futures contracts	–	(206)	–
Swap agreements	–	(2,534)	–
Translation of assets and liabilities in foreign currencies	–	(1,478)	1,266
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	7,606	44,611	(125,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,451	$97,853	$(74,617)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$82,504	$46,949	$52,537
Withholding tax	(628)	(1,581)	(1,969)
Interest	64	306,198	40
Total Income	81,940	351,566	50,608
Expenses:
Management and investment advisory fees	13,164	37,448	12,632
Distribution fees - Class A	1,110	2,623	192
Distribution fees - Class C	896	12,346	276
Distribution fees - R-1	4	N/A	N/A
Distribution fees - R-2	8	N/A	N/A
Distribution fees - R-3	77	N/A	–
Distribution fees - R-4	27	N/A	–
Administrative service fees - R-1	3	N/A	N/A
Administrative service fees - R-2	5	N/A	N/A
Administrative service fees - R-3	22	N/A	–
Administrative service fees - R-4	8	N/A	–
Administrative service fees - R-5	6	N/A	–
Registration fees - Class A	16	23	15
Registration fees - Class C	10	22	11
Registration fees - Class P	7	28	22
Registration fees - Institutional	10	38	38
Registration fees - R-6	N/A	N/A	12
Service fees - R-1	3	N/A	N/A
Service fees - R-2	7	N/A	N/A
Service fees - R-3	77	N/A	–
Service fees - R-4	67	N/A	–
Service fees - R-5	142	N/A	–
Shareholder reports - Class A	58	166	12
Shareholder reports - Class C	9	192	6
Shareholder reports - Class P	5	178	12
Shareholder reports - Institutional	3	105	19
Transfer agent fees - Class A	624	1,127	108
Transfer agent fees - Class C	108	1,321	49
Transfer agent fees - Class P	49	1,216	112
Transfer agent fees - Institutional	92	507	242
Custodian fees	42	204	72
Directors' expenses	52	103	27
Dividends and interest on securities sold short	–	4,228	–
Professional fees	12	24	12
Other expenses	25	56	10
Total Gross Expenses	16,748	61,955	13,879
Less: Reimbursement from Manager - R-6	N/A	N/A	12
Total Net Expenses	16,748	61,955	13,867
Net Investment Income (Loss)	65,192	289,611	36,741

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	23,676	(296,477)	24,531
Foreign currency transactions	(14)	3,838	(386)
Options and swaptions	–	12,578	–
Short sales	–	(23,907)	–
Swap agreements	–	2,296	–
Change in unrealized appreciation/depreciation of:
Investments	(2,544)	121,912	(22,178)
Options and swaptions	–	3,345	–
Swap agreements	–	692	–
Translation of assets and liabilities in foreign currencies	(1)	(11,793)	289
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	21,117	(187,516)	2,256
Net Increase (Decrease) in Net Assets Resulting from Operations	$86,309	$102,095	$38,997

(a) R-3, R-4 and R-5 shares commenced operations on March 1, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$69	$44
Interest	27,220	112,290	27,485
Total Income	27,220	112,359	27,529
Expenses:
Management and investment advisory fees	3,872	8,214	2,655
Distribution fees - Class A	375	1,077	5
Distribution fees - Class C	279	1,860	N/A
Distribution fees - Class J	123	N/A	N/A
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	13	N/A	N/A
Distribution fees - R-3	20	N/A	N/A
Distribution fees - R-4	5	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	9	N/A	N/A
Administrative service fees - R-3	6	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	14	36	15
Registration fees - Class C	10	15	N/A
Registration fees - Class J	9	N/A	N/A
Registration fees - Class P	7	8	N/A
Registration fees - Institutional	13	63	16
Service fees - R-1	4	N/A	N/A
Service fees - R-2	11	N/A	N/A
Service fees - R-3	20	N/A	N/A
Service fees - R-4	13	N/A	N/A
Service fees - R-5	28	N/A	N/A
Shareholder reports - Class A	25	58	6
Shareholder reports - Class C	4	21	N/A
Shareholder reports - Class J	17	N/A	N/A
Shareholder reports - Class P	–	64	N/A
Shareholder reports - Institutional	10	66	4
Transfer agent fees - Class A	198	682	21
Transfer agent fees - Class C	34	227	N/A
Transfer agent fees - Class J	85	N/A	N/A
Transfer agent fees - Class P	4	317	N/A
Transfer agent fees - Institutional	81	749	30
Custodian fees	3	5	15
Directors' expenses	15	31	10
Professional fees	14	20	18
Other expenses	7	22	7
Total Gross Expenses	5,339	13,535	2,802
Less: Reimbursement from Manager - Class A	–	–	39
Less: Reimbursement from Manager - Class C	13	–	N/A
Less: Reimbursement from Manager - Class P	2	–	N/A
Less: Reimbursement from Manager - Institutional	–	136	–
Less: Reimbursement from Manager - R-1	1	N/A	N/A
Less: Reimbursement from Manager - R-2	4	N/A	N/A
Less: Reimbursement from Manager - R-3	8	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	11	N/A	N/A
Less: Reimbursement from Distributor - Class A	150	–	–
Less: Reimbursement from Distributor - Class J	30	N/A	N/A
Total Net Expenses	5,115	13,399	2,763
Net Investment Income (Loss)	22,105	98,960	24,766

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	35	(97,134)	(30,021)
Foreign currency transactions	–	501	–
Swap agreements	–	(936)	–
Change in unrealized appreciation/depreciation of:
Investments	6,208	18,943	18,571
Swap agreements	–	277	–
Translation of assets and liabilities in foreign currencies	–	(1,444)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	6,243	(79,793)	(11,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,348	$19,167	$13,316

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$2	$ –	$11,834
Withholding tax	–	–	(1,621)
Interest	59,222	(5,507)	14
Total Income	59,224	(5,507)	10,227
Expenses:
Management and investment advisory fees	7,425	3,108	6,600
Distribution fees - Class A	322	16	89
Distribution fees - Class C	317	18	43
Distribution fees - Class J	82	7	83
Distribution fees - R-1	28	1	5
Distribution fees - R-2	5	1	5
Distribution fees - R-3	40	6	12
Distribution fees - R-4	12	1	4
Administrative service fees - R-1	22	1	4
Administrative service fees - R-2	3	1	3
Administrative service fees - R-3	11	2	3
Administrative service fees - R-4	4	–	1
Administrative service fees - R-5	2	–	1
Registration fees - Class A	14	8	8
Registration fees - Class C	10	8	9
Registration fees - Class J	9	7	7
Registration fees - Class P	8	N/A	7
Registration fees - Institutional	13	11	16
Registration fees - R-6	11	N/A	N/A
Service fees - R-1	20	1	3
Service fees - R-2	4	1	4
Service fees - R-3	40	6	12
Service fees - R-4	30	2	10
Service fees - R-5	57	5	24
Shareholder reports - Class A	18	2	20
Shareholder reports - Class C	5	1	2
Shareholder reports - Class J	7	1	23
Shareholder reports - Class P	1	N/A	–
Shareholder reports - Institutional	10	–	10
Transfer agent fees - Class A	165	17	124
Transfer agent fees - Class C	50	7	20
Transfer agent fees - Class J	48	11	90
Transfer agent fees - Class P	10	N/A	1
Transfer agent fees - Institutional	114	2	70
Custodian fees	2	15	274
Directors' expenses	30	16	12
Professional fees	14	13	28
Other expenses	11	6	7
Total Gross Expenses	8,974	3,302	7,634
Less: Reimbursement from Manager - Class A	–	9	61
Less: Reimbursement from Manager - Class C	–	11	8
Less: Reimbursement from Manager - Class P	–	N/A	8
Less: Reimbursement from Manager - R-6	10	N/A	N/A
Less: Reimbursement from Distributor - Class J	20	2	21
Total Net Expenses	8,944	3,280	7,536
Net Investment Income (Loss)	50,280	(8,787)	2,691

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $995, respectively)	(3,776)	(16,218)	(105,170)
Foreign currency transactions	–	(3,364)	(790)
Futures contracts	–	(952)	–
Options and swaptions	–	7,303	–
Swap agreements	–	(4,744)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax refund receivable of $0, $0 and $851,
respectively)	24,451	78,891	73,363
Futures contracts	–	1,783	–
Options and swaptions	–	702	–
Swap agreements	–	49	–
Translation of assets and liabilities in foreign currencies	–	(2,983)	(132)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	20,675	60,467	(32,729)
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,955	$51,680	$(30,038)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	International Fund I	Growth Fund	Growth Fund I
Net Investment Income (Loss)
Income:
Dividends	$3,799	$15,322	$27,535
Withholding tax	(391)	–	(15)
Interest	6	59	111
Total Income	3,414	15,381	27,631
Expenses:
Management and investment advisory fees	1,704	8,567	21,109
Distribution fees - Class A	7	443	24
Distribution fees - Class C	N/A	90	N/A
Distribution fees - Class J	N/A	61	111
Distribution fees - R-1	6	9	13
Distribution fees - R-2	3	5	23
Distribution fees - R-3	6	23	172
Distribution fees - R-4	2	6	43
Administrative service fees - R-1	5	8	10
Administrative service fees - R-2	2	3	15
Administrative service fees - R-3	2	6	48
Administrative service fees - R-4	1	2	13
Administrative service fees - R-5	–	3	15
Registration fees - Class A	7	11	9
Registration fees - Class C	N/A	9	N/A
Registration fees - Class J	N/A	8	10
Registration fees - Class P	8	9	7
Registration fees - Institutional	8	10	30
Registration fees - R-6	N/A	N/A	11
Service fees - R-1	4	7	9
Service fees - R-2	3	4	19
Service fees - R-3	6	22	172
Service fees - R-4	4	16	108
Service fees - R-5	7	71	365
Shareholder reports - Class A	1	48	1
Shareholder reports - Class C	N/A	2	N/A
Shareholder reports - Class J	N/A	7	12
Shareholder reports - Class P	1	–	–
Shareholder reports - Institutional	3	–	68
Transfer agent fees - Class A	9	345	17
Transfer agent fees - Class C	N/A	18	N/A
Transfer agent fees - Class J	N/A	49	103
Transfer agent fees - Class P	4	5	1
Transfer agent fees - Institutional	47	284	770
Custodian fees	29	1	15
Directors' expenses	4	28	68
Professional fees	33	11	13
Other expenses	3	14	32
Total Gross Expenses	1,919	10,205	23,436
Less: Reimbursement from Manager	–	–	560
Less: Reimbursement from Manager - Class A	10	–	–
Less: Reimbursement from Manager - Class P	–	4	7
Less: Reimbursement from Manager - R-6	N/A	N/A	11
Less: Reimbursement from Distributor - Class J	N/A	15	28
Total Net Expenses	1,909	10,186	22,830
Net Investment Income (Loss)	1,505	5,195	4,801

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(14,830)	166,749	84,999
Foreign currency transactions	(155)	–	–
Futures contracts	(968)	–	7,325
Change in unrealized appreciation/depreciation of:
Investments	(8,986)	(319,256)	(332,986)
Futures contracts	(848)	–	(8,645)
Translation of assets and liabilities in foreign currencies	126	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(25,661)	(152,507)	(249,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,156)	$(147,312)	$(244,506)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	LargeCap S&P 500	LargeCap
Amounts in thousands	Index Fund	Value Fund	MidCap Fund
Net Investment Income (Loss)
Income:
Dividends	$52,587	$30,195	$41,889
Withholding tax	–	–	(851)
Interest	68	23	14
Total Income	52,655	30,218	41,052
Expenses:
Management and investment advisory fees	3,556	4,894	30,919
Distribution fees - Class A	194	237	2,326
Distribution fees - Class C	180	34	1,602
Distribution fees - Class J	460	60	239
Distribution fees - R-1	34	2	102
Distribution fees - R-2	46	3	43
Distribution fees - R-3	252	5	169
Distribution fees - R-4	101	1	72
Administrative service fees - R-1	28	2	82
Administrative service fees - R-2	31	2	29
Administrative service fees - R-3	70	1	47
Administrative service fees - R-4	30	1	21
Administrative service fees - R-5	19	–	15
Registration fees - Class A	12	8	35
Registration fees - Class C	10	8	11
Registration fees - Class J	13	8	8
Registration fees - Class P	N/A	7	54
Registration fees - Institutional	23	13	108
Service fees - R-1	25	2	73
Service fees - R-2	38	3	36
Service fees - R-3	252	4	168
Service fees - R-4	254	2	179
Service fees - R-5	470	6	375
Shareholder reports - Class A	26	31	115
Shareholder reports - Class C	2	1	17
Shareholder reports - Class J	39	11	22
Shareholder reports - Class P	N/A	–	148
Shareholder reports - Institutional	8	14	188
Transfer agent fees - Class A	204	161	1,344
Transfer agent fees - Class C	25	10	199
Transfer agent fees - Class J	199	41	87
Transfer agent fees - Class P	N/A	–	1,045
Transfer agent fees - Institutional	93	75	1,808
Custodian fees	6	2	4
Directors' expenses	44	24	100
Professional fees	11	11	14
Other expenses	42	9	71
Total Gross Expenses	6,797	5,693	41,875
Less: Reimbursement from Manager - Class C	11	11	–
Less: Reimbursement from Manager - Class P	N/A	7	–
Less: Reimbursement from Distributor - Class J	114	15	60
Total Net Expenses	6,672	5,660	41,815
Net Investment Income (Loss)	45,983	24,558	(763)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	25,018	32,717	(43,344)
Futures contracts	7,223	–	–
Change in unrealized appreciation/depreciation of:
Investments	(57,620)	(108,239)	11,180
Futures contracts	(4,833)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(30,212)	(75,522)	(32,164)
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,771	$(50,964)	$(32,927)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	MidCap		Principal Capital
Amounts in thousands	Value Fund III	Money Market Fund	Appreciation Fund
Net Investment Income (Loss)
Income:
Dividends	$10,833	$–	$24,571
Withholding tax	(21)	–	–
Interest	29	2,155	32
Total Income	10,841	2,155	24,603
Expenses:
Management and investment advisory fees	3,262	2,010	5,622
Distribution fees - Class A	16	–	1,111
Distribution fees - Class C	N/A	128	235
Distribution fees - Class J	90	235	N/A
Distribution fees - R-1	2	N/A	7
Distribution fees - R-2	3	N/A	5
Distribution fees - R-3	19	N/A	40
Distribution fees - R-4	9	N/A	11
Administrative service fees - R-1	2	N/A	5
Administrative service fees - R-2	2	N/A	4
Administrative service fees - R-3	5	N/A	11
Administrative service fees - R-4	3	N/A	3
Administrative service fees - R-5	1	N/A	3
Registration fees - Class A	7	46	20
Registration fees - Class C	N/A	11	10
Registration fees - Class J	7	19	N/A
Registration fees - Class P	7	N/A	7
Registration fees - Institutional	15	23	10
Registration fees - R-6	11	N/A	N/A
Service fees - R-1	2	N/A	5
Service fees - R-2	3	N/A	4
Service fees - R-3	18	N/A	40
Service fees - R-4	22	N/A	27
Service fees - R-5	33	N/A	64
Shareholder reports - Class A	1	31	68
Shareholder reports - Class C	N/A	1	4
Shareholder reports - Class J	12	40	N/A
Shareholder reports - Class P	–	N/A	1
Shareholder reports - Institutional	1	1	14
Transfer agent fees - Class A	15	251	549
Transfer agent fees - Class C	N/A	13	37
Transfer agent fees - Class J	50	177	N/A
Transfer agent fees - Class P	–	N/A	11
Transfer agent fees - Institutional	64	7	114
Custodian fees	9	9	5
Directors' expenses	11	11	26
Professional fees	10	14	11
Other expenses	4	7	11
Total Gross Expenses	3,716	3,034	8,095
Less: Reimbursement from Manager	71	–	–
Less: Reimbursement from Manager - Class A	–	279	–
Less: Reimbursement from Manager - Class C	N/A	21	–
Less: Reimbursement from Manager - Class J	–	208	N/A
Less: Reimbursement from Manager - Class P	7	N/A	–
Less: Reimbursement from Manager - Institutional	–	8	–
Less: Reimbursement from Manager - R-6	11	N/A	N/A
Less: Reimbursement from Distributor - Class C	N/A	128	–
Less: Reimbursement from Distributor - Class J	23	235	N/A
Total Net Expenses	3,604	2,155	8,095
Net Investment Income (Loss)	7,237	–	16,508

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(22,239)	–	178,464
Futures contracts	2,058	–	–
Change in unrealized appreciation/depreciation of:
Investments	2,479	–	(215,258)
Futures contracts	257	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(17,445)	–	(36,794)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,208)	$–	$(20,286)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Real Estate	Short-Term
Amounts in thousands	Securities Fund	Income Fund	SmallCap Fund
Net Investment Income (Loss)
Income:
Dividends	$44,737	$–	$6,187
Interest	29	32,973	10
Total Income	44,766	32,973	6,197
Expenses:
Management and investment advisory fees	9,858	5,851	2,106
Distribution fees - Class A	373	235	266
Distribution fees - Class C	215	422	126
Distribution fees - Class J	162	118	170
Distribution fees - R-1	12	2	5
Distribution fees - R-2	26	3	7
Distribution fees - R-3	80	15	15
Distribution fees - R-4	42	7	6
Administrative service fees - R-1	9	2	4
Administrative service fees - R-2	18	2	4
Administrative service fees - R-3	23	4	4
Administrative service fees - R-4	12	2	2
Administrative service fees - R-5	7	–	1
Registration fees - Class A	22	17	15
Registration fees - Class C	11	12	10
Registration fees - Class J	9	11	8
Registration fees - Class P	10	11	8
Registration fees - Institutional	42	13	8
Service fees - R-1	8	1	3
Service fees - R-2	22	3	6
Service fees - R-3	81	15	15
Service fees - R-4	104	16	14
Service fees - R-5	183	14	23
Shareholder reports - Class A	49	14	31
Shareholder reports - Class C	3	5	2
Shareholder reports - Class J	21	10	26
Shareholder reports - Class P	4	2	–
Shareholder reports - Institutional	58	11	1
Transfer agent fees - Class A	250	156	211
Transfer agent fees - Class C	40	51	25
Transfer agent fees - Class J	119	77	109
Transfer agent fees - Class P	33	33	3
Transfer agent fees - Institutional	359	166	10
Custodian fees	1	4	4
Directors' expenses	22	27	6
Professional fees	10	14	9
Other expenses	13	12	4
Total Gross Expenses	12,311	7,358	3,267
Less: Reimbursement from Manager - Class P	–	–	5
Less: Reimbursement from Manager - Institutional	–	–	1
Less: Reimbursement from Distributor - Class J	40	29	43
Total Net Expenses	12,271	7,329	3,218
Net Investment Income (Loss)	32,495	25,644	2,979

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	57,562	2,373	1,482
Futures contracts	–	–	(16)
Change in unrealized appreciation/depreciation of:
Investments	5,394	5,681	(36,905)
Futures contracts	–	–	(13)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	62,956	8,054	(35,452)
Net Increase (Decrease) in Net Assets Resulting from Operations	$95,451	$33,698	$(32,473)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)
	SmallCap	Tax-Exempt
Amounts in thousands	Value Fund II	Bond Fund
Net Investment Income (Loss)
Income:
Dividends	$9,915	$–
Withholding tax	(2)	–
Interest	43	6,766
Total Income	9,956	6,766
Expenses:
Management and investment advisory fees	6,194	646
Distribution fees - Class A	3	307
Distribution fees - Class C	N/A	99
Distribution fees - Class J	16	N/A
Distribution fees - R-1	3	N/A
Distribution fees - R-2	5	N/A
Distribution fees - R-3	15	N/A
Distribution fees - R-4	5	N/A
Administrative service fees - R-1	2	N/A
Administrative service fees - R-2	3	N/A
Administrative service fees - R-3	4	N/A
Administrative service fees - R-4	2	N/A
Administrative service fees - R-5	1	N/A
Registration fees - Class A	7	16
Registration fees - Class C	N/A	10
Registration fees - Class J	7	N/A
Registration fees - Class P	7	22
Registration fees - Institutional	12	12
Registration fees - R-6	11	N/A
Service fees - R-1	2	N/A
Service fees - R-2	4	N/A
Service fees - R-3	15	N/A
Service fees - R-4	12	N/A
Service fees - R-5	26	N/A
Shareholder reports - Class A	–	5
Shareholder reports - Class J	3	N/A
Shareholder reports - Institutional	6	–
Transfer agent fees - Class A	6	55
Transfer agent fees - Class C	N/A	10
Transfer agent fees - Class J	15	N/A
Transfer agent fees - Class P	1	1
Transfer agent fees - Institutional	61	–
Custodian fees	26	1
Directors' expenses	13	3
Interest expense and fees	–	34
Professional fees	10	13
Other expenses	6	2
Total Gross Expenses	6,503	1,236
Less: Reimbursement from Manager	151	–
Less: Reimbursement from Manager - Class A	11	–
Less: Reimbursement from Manager - Class C	N/A	7
Less: Reimbursement from Manager - Class P	5	17
Less: Reimbursement from Manager - Institutional	–	11
Less: Reimbursement from Manager - R-6	12	N/A
Less: Reimbursement from Distributor - Class J	4	N/A
Total Net Expenses	6,320	1,201
Net Investment Income (Loss)	3,636	5,565

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	19,554	727
Futures contracts	(493)	–
Change in unrealized appreciation/depreciation of:
Investments	(23,401)	4,935
Futures contracts	1,045	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(3,295)	5,662
Net Increase (Decrease) in Net Assets Resulting from Operations	$341	$11,227

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									California Municipal Fund

									Period Ended	Year Ended
									April 30, 2016	October 31, 2015
Operations
Net investment income (loss)									$4,845	$8,590
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									374	123
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									7,232	(856)
			Net Increase (Decrease) in Net Assets Resulting from Operations						12,451	7,857

Dividends and Distributions to Shareholders
From net investment income									(5,157)	(8,905)
								Total Dividends and Distributions	(5,157)	(8,905)

Capital Share Transactions
Net increase (decrease) in capital share transactions									112,748	(2,082)
						Total Increase (Decrease) in Net Assets			120,042	(3,130)

Net Assets
Beginning of period									224,437	227,567
End of period (including undistributed net investment income as set forth below)									$344,479	$224,437
Undistributed (overdistributed) net investment income (loss)									$94	$406

	Class A		Class B(a)	Class C		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$79,339		N/A	$17,236		$47,343		$2,068
Reinvested	3,768		N/A	276		298		16
Redeemed	(31,135)		N/A	(2,193)		(4,220)		(48)
Net Increase (Decrease)	$51,972		N/A	$15,319		$43,421		$2,036
Shares:
Sold	7,469		N/A	1,619		4,464		193
Reinvested	355		N/A	26		28		1
Redeemed	(2,943)		N/A	(206)		(398)		(4)
Net Increase (Decrease)	4,881		N/A	1,439		4,094		190
Year Ended October 31, 2015(b),(c)
Dollars:
Sold	$52,002		$–	$7,057		$6,986		$140
Reinvested	7,479		2	376		22		1
Redeemed	(72,544)		(392)	(2,909)		(302)		–
Net Increase (Decrease)	$(13,063	) $	(390)	$4,524		$6,706		$141
Shares:
Sold	4,945		–	670		669		14
Reinvested	712		–	36		2		–
Redeemed	(6,901)		(37)	(276)		(29)		–
Net Increase (Decrease)	(1,244)		(37)	430		642		14

Distributions:
Period Ended April 30, 2016
From net investment income $	(4,296)		N/A	$(319	) $	(526	) $	(16)
From net realized gain on
investments	–		N/A	–		–		–
Total Dividends and Distributions $	(4,296)		N/A	$(319	) $	(526	) $	(16)
Year Ended October 31, 2015(b),(c)
From net investment income $	(8,462	) $	(2)	$(418	) $	(22	) $	(1)
From net realized gain on
investments	–		–	–		–		–
Total Dividends and Distributions $	(8,462	) $	(2)	$(418	) $	(22	) $	(1)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.
(c)	Period from February 27, 2015, date operations commenced, through October 31, 2015 for Institutional class.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Core Plus Bond Fund

									Period Ended			Year Ended
									April 30, 2016			October 31, 2015
Operations
Net investment income (loss)									$	53,242			$107,330
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(24,515)		1,227
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										69,126			(64,994)
			Net Increase (Decrease) in Net Assets Resulting from Operations							97,853			43,563

Dividends and Distributions to Shareholders
From net investment income											(50,487)		(110,080)
						Total Dividends and Distributions					(50,487)		(110,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(161,788)			372,519
					Total Increase (Decrease) in Net Assets					(114,422)			306,002

Net Assets
Beginning of period										4,255,561			3,949,559
End of period (including undistributed net investment income as set forth below)										$4,141,139			$4,255,561
Undistributed (overdistributed) net investment income (loss)									$	4,308			$1,553

	Class A		Class B(a)	Class C	Class J	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$4,999		N/A	$2,121	$5,419	$ 231,204	$605	$1,359	$2,436	$1,989		$3,305
Reinvested	944		N/A	43	1,636	46,519	49	94	281	222		616
Redeemed	(7,927)		N/A	(742)	(9,902)	(426,770)	(1,168)	(1,248)	(4,296)		(4,603)	(8,973)
Net Increase (Decrease)	$(1,984)		N/A	$1,422	$(2,847) $	(149,047) $	(514)	$205	$(1,579)	$(2,392	) $	(5,052)
Shares:
Sold	464		N/A	197	500	21,482	57	128	228	184		309
Reinvested	88		N/A	4	151	4,324	5	9	26	20		58
Redeemed	(737)		N/A	(69)	(916)	(39,575)	(109)	(118)	(404)		(425)	(841)
Net Increase (Decrease)	(185)		N/A	132	(265)	(13,769)	(47)	19	(150)		(221)	(474)
Year Ended October 31, 2015
Dollars:
Sold	$10,738		$10	$1,535	$11,326	$ 1,379,269 $	1,227	$2,432	$5,568	$6,341		$12,311
Issued in acquisitions	–		–	–	–	44,389	2,471	3,127	9,416	6,309		17,134
Reinvested	2,126		6	83	3,559	101,264	100	219	604	564		1,342

Redeemed	(17,019)		(1,221)	(1,146)	(21,163)	(1,159,262)	(1,880)	(5,348)	(11,782)		(16,229)	(15,901)
Net Increase (Decrease)	$(4,155	) $	(1,205)	$472	$(6,278)	$ 365,660	$1,918	$430	$3,806	$(3,015	) $	14,886
Shares:
Sold	982		1	141	1,030	126,125	111	226	514	572		1,134
Issued in acquisitions	–		–	–	–	4,050	226	288	864	569		1,571
Reinvested	194		1	7	323	9,264	9	20	56	51		123
Redeemed	(1,560)		(111)	(105)	(1,928)	(106,128)	(172)	(496)	(1,086)		(1,469)	(1,464)
Net Increase (Decrease)	(384)		(109)	43	(575)	33,311	174	38	348		(277)	1,364

Distributions:
Period Ended April 30, 2016
From net investment income $	(979)		N/A	$(48)	$(1,644)	$ (46,554)	$(49)	$(94)	$(281)	$(222	) $	(616)
From net realized gain on
investments	–		N/A	–	–	–	–	–	–	–		–
Total Dividends and Distributions $	(979)		N/A	$(48)	$(1,644)	$ (46,554)	$(49)	$(94)	$(281)	$(222	) $	(616)
Year Ended October 31, 2015
From net investment income $	(2,211	) $	(8)	$(90)	$(3,577) $	(101,362) $	(100)	$(219)	$(604)	$(565	) $	(1,344)
From net realized gain on
investments	–		–	–	–	–	–	–	–	–		–
Total Dividends and Distributions $	(2,211	) $	(8)	$(90)	$(3,577) $	(101,362) $	(100)	$(219)	$(604)	$(565	) $	(1,344)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Diversified International Fund

											Period Ended			Year Ended
											April 30, 2016			October 31, 2015
Operations
Net investment income (loss)											$	50,918		$		94,811
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													(21,542)			(35,179)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(103,993)		(228,050)
			Net Increase (Decrease) in Net Assets Resulting from Operations										(74,617)	(168,418)

Dividends and Distributions to Shareholders
From net investment income													(89,275)			(78,901)
							Total Dividends and Distributions						(89,275)			(78,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions												931,957		910,515
						Total Increase (Decrease) in Net Assets						768,065		663,196

Net Assets
Beginning of period												6,177,837		5,514,641
End of period (including undistributed net investment income as set forth below)												$6,945,902		$6,177,837
Undistributed (overdistributed) net investment income (loss)											$	34,776		$		73,133

	Class A		Class B(a)	Class C	Class J		Class P	Institutional	R-1		R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$6,760		N/A	$1,626	$5,372		$1,005	$1,120,119	$281		$828	$2,240		$2,140		$4,215
Reinvested	2,018		N/A	47	1,951		47	83,349	28		39	314		379		816
Redeemed	(14,290)		N/A	(1,304)		(10,969)	(870)	(250,610)	(729)		(655)		(5,942)	(4,614)		(11,634)
Net Increase (Decrease)	$(5,512)		N/A	$369	$(3,646	) $	182	$952,858	$(420	) $	212	$(3,388	) $	(2,095	) $	(6,603)
Shares:
Sold	619		N/A	147	492		92	103,008	26		78	204		192		388
Reinvested	179		N/A	4	175		4	7,429	2		3	28		33		72
Redeemed	(1,308)		N/A	(119)		(1,017)	(79)	(22,721)	(67)		(59)		(546)	(415)		(1,040)
Net Increase (Decrease)	(510)		N/A	32		(350)	17	87,716	(39)		22		(314)	(190)		(580)
Year Ended October 31, 2015
Dollars:
Sold	$25,724		$38	$4,203	$16,153		$1,856	$1,952,349	$823		$980	$5,876		$10,398		$12,811
Reinvested	2,335		–	30	2,193		58	71,970	34		71	445		450		974

Redeemed	(32,336)		(3,857)	(2,408)		(30,601)	(2,235)	(1,070,417)	(1,369)		(3,663)		(18,052)	(14,028)		(20,290)
Net Increase (Decrease)	$(4,277	) $	(3,819)	$1,825	$(12,255	) $	(321)	$ 953,902	$(512	) $	(2,612) $	(11,731) $		(3,180	) $	(6,505)
Shares:
Sold	2,160		3	349	1,365		158	163,868	69		83	500		854		1,084
Reinvested	202		–	3	192		5	6,258	3		6	38		39		84
Redeemed	(2,733)		(318)	(205)		(2,620)	(192)	(92,279)	(117)		(313)		(1,542)	(1,198)		(1,728)
Net Increase (Decrease)	(371)		(315)	147		(1,063)	(29)	77,847	(45)		(224)		(1,004)	(305)		(560)

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,269)		N/A	$(49)	$(1,953	) $	(51) $	(83,377)	$(28	) $	(39)	$(314	) $	(379	) $	(816)
From net realized gain on
investments	–		N/A	–	–		–	–	–		–	–		–		–
Total Dividends and Distributions $	(2,269)		N/A	$(49)	$(1,953	) $	(51) $	(83,377)	$(28	) $	(39)	$(314	) $	(379	) $	(816)
Year Ended October 31, 2015
From net investment income $	(2,626	) $	–	$(31)	$(2,194	) $	(72) $	(72,004)	$(34	) $	(71)	$(445	) $	(450	) $	(974)
From net realized gain on
investments	–		–	–	–		–	–	–		–	–		–		–
Total Dividends and Distributions $	(2,626	) $	–	$(31)	$(2,194	) $	(72) $	(72,004)	$(34	) $	(71)	$(445	) $	(450	) $	(974)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Equity Income Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)										$	65,192		$133,516
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											23,662		335,261
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(2,545)		(444,655)
		Net Increase (Decrease) in Net Assets Resulting from Operations									86,309		24,122

Dividends and Distributions to Shareholders
From net investment income											(62,535)		(126,046)
						Total Dividends and Distributions					(62,535)		(126,046)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(109,958)		(403,730)
				Total Increase (Decrease) in Net Assets							(86,184)		(505,654)

Net Assets
Beginning of period											5,478,309		5,983,963
End of period (including undistributed net investment income as set forth below)											$5,392,125		$5,478,309
Undistributed (overdistributed) net investment income (loss)										$	35,079		$32,422

	Class A	Class B(a)	Class C	Class P		Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$33,687	N/A	$9,178	$15,417		$ 240,661	$227	$808		$2,450	$2,735	$7,553
Reinvested	9,083	N/A	1,102	1,287		47,637	19	31		613	580	1,408
Redeemed	(85,304)	N/A	(15,900)	(17,469)		(273,357)	(1,285)	(909)		(8,514)	(6,730)	(74,966)
Net Increase (Decrease)	$(42,534)	N/A	$(5,620)	$(765	) $	14,941	$(1,039)	$(70	) $	(5,451)	$(3,415)	$ (66,005)
Shares:
Sold	1,341	N/A	372	619		9,569	9	32		99	111	303
Reinvested	358	N/A	45	51		1,877	1	1		24	23	56
Redeemed	(3,439)	N/A	(656)	(703)		(10,835)	(52)	(36)		(343)	(269)	(2,982)
Net Increase (Decrease)	(1,740)	N/A	(239)	(33)		611	(42)	(3)		(220)	(135)	(2,623)
Year Ended October 31, 2015
Dollars:
Sold	$111,135	$96	$28,651	$32,398		$ 626,047	$813	$1,394		$7,204	$14,540	$19,274
Reinvested	18,390	77	2,082	2,530		95,201	49	74		1,277	1,131	3,480

Redeemed	(160,016)	(32,731)	(28,889)	(37,090)		(1,051,885)	(760)	(2,832)		(19,916)	(12,386)	(23,068)
Net Increase (Decrease)	$(30,491) $	(32,558) $	1,844	$(2,162) $		(330,637) $	102	$(1,364) $		(11,435) $	3,285	$(314)
Shares:
Sold	4,171	3	1,108	1,225		23,485	31	53		273	549	732
Reinvested	709	3	82	98		3,667	2	3		49	44	134
Redeemed	(6,082)	(1,213)	(1,122)	(1,413)		(39,814)	(29)	(108)		(754)	(474)	(866)
Net Increase (Decrease)	(1,202)	(1,207)	68	(90)		(12,662)	4	(52)		(432)	119	–

Distributions:
Period Ended April 30, 2016
From net investment income $	(9,448)	N/A	$(1,292)	$(1,465)		$ (47,663)	$(19)	$(47	) $	(613)	$(580)	$(1,408)
From net realized gain on
investments	–	N/A	–	–		–	–	–		–	–	–
Total Dividends and Distributions $	(9,448)	N/A	$(1,292)	$(1,465)		$ (47,663)	$(19)	$(47	) $	(613)	$(580)	$(1,408)
Year Ended October 31, 2015
From net investment income $	(19,095) $	(78)	$(2,458)	$(2,943)		$ (95,434)	$(49)	$(101	) $	(1,277)	$(1,131)	$(3,480)
From net realized gain on
investments	–	–	–	–		–	–	–		–	–	–
Total Dividends and Distributions $	(19,095) $	(78)	$(2,458)	$(2,943)		$ (95,434)	$(49)	$(101	) $	(1,277)	$(1,131)	$(3,480)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2016	October 31, 2015
Operations
Net investment income (loss)					$289,611	$510,947
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(301,672)	(84,228)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					114,156	(618,635)
		Net Increase (Decrease) in Net Assets Resulting from Operations			102,095	(191,916)

Dividends and Distributions to Shareholders
From net investment income					(320,577)	(472,424)
From net realized gain on investments					–	(239,376)
				Total Dividends and Distributions	(320,577)	(711,800)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(584,012)	2,331,799
				Total Increase (Decrease) in Net Assets	(802,494)	1,428,083

Net Assets
Beginning of period					11,375,317	9,947,234
End of period (including undistributed net investment income as set forth below)					$10,572,823	$11,375,317
Undistributed (overdistributed) net investment income (loss)					$88,559	$119,525
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$191,643	$ 114,732	$ 400,187	$425,294
Reinvested	55,880	51,448	60,528	104,707
Redeemed	(501,864)	(338,234)	(795,784)	(352,549)
Net Increase (Decrease)	$(254,341)$	(172,054)$	(335,069)	$ 177,452
Shares:
Sold	14,670	8,798	30,751	32,526
Reinvested	4,272	3,957	4,651	8,036
Redeemed	(38,394)	(26,004) )	(61,289	(27,083)
Net Increase (Decrease)	(19,452)	(13,249)	(25,887)	13,479
Year Ended October 31, 2015
Dollars:
Sold	$649,916	$ 490,528	$ 1,206,340	$ 2,634,540
Reinvested	143,314	126,149	145,684	170,167

Redeemed	(702,951)	(476,761)	(1,459,577)	(595,550)
Net Increase (Decrease)	$90,279	$ 139,916	$(107,553)	$ 2,209,157
Shares:
Sold	45,982	34,888	85,866	185,335
Reinvested	10,256	9,079	10,476	12,249
Redeemed	(50,147)	(34,227)	(103,197)	(42,617)
Net Increase (Decrease)	6,091	9,740	(6,855)	154,967

Distributions:
Period Ended April 30, 2016
From net investment income$	(64,025)	$ (66,634)	$ (84,215)	$ (105,703)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	(64,025)	$ (66,634)	$ (84,215)	$ (105,703)
Year Ended October 31, 2015
From net investment income$	(106,393)	$ (99,212)	$(139,160)	$ (127,659)
From net realized gain on
investments	(58,492)	(66,073) )	(69,782	(45,029)
Total Dividends and Distributions $	(164,885)$	(165,285)$	(208,942)	$ (172,688)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Global Real Estate Securities Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)										$36,741	$40,948
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										24,145	98,185
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(21,889)	(38,049)
		Net Increase (Decrease) in Net Assets Resulting from Operations								38,997	101,084

Dividends and Distributions to Shareholders
From net investment income										(53,698)	(73,436)
From net realized gain on investments										(52,959)	(14,594)
						Total Dividends and Distributions				(106,657)	(88,030)

Capital Share Transactions
Net increase (decrease) in capital share transactions										123,797	606,405
				Total Increase (Decrease) in Net Assets						56,137	619,459

Net Assets
Beginning of period										2,954,677	2,335,218
End of period (including undistributed net investment income as set forth below)										$3,010,814	$2,954,677
Undistributed (overdistributed) net investment income (loss)										$(25,826)	$(8,869)

	Class A	Class C	Class P	Institutional		R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016(a)
Dollars:
Sold	$51,963	$6,395	$69,060	$304,378		$10	$10	$10	$515
Reinvested	4,934	1,766	6,544	84,229		–	–	–	7
Redeemed	(29,077)	(9,612)	(59,699)	(307,597)		–	–	–	(39)
Net Increase (Decrease)	$27,820	$(1,451)	$15,905	$81,010		$10	$10	$10	$483
Shares:
Sold	6,253	789	7,872	34,525		1	1	1	58
Reinvested	585	216	728	9,349		–	–	–	1
Redeemed	(3,594)	(1,191)	(6,883)	(34,436)		–	–	–	(5)
Net Increase (Decrease)	3,244	(186)	1,717	9,438		1	1	1	54
Year Ended October 31, 2015(b)
Dollars:
Sold	$97,992	$23,206	$183,916	$956,233		N/A	N/A	N/A	$41
Reinvested	3,317	1,311	3,380	73,723		N/A	N/A	N/A	–
Redeemed	(56,691)	(11,857)	(70,200)	(597,964)		N/A	N/A	N/A	(2)
Net Increase (Decrease)	$44,618	$12,660	$117,096	$431,992		N/A	N/A	N/A	$39
Shares:
Sold	11,199	2,700	19,853	102,278		N/A	N/A	N/A	4
Reinvested	379	153	364	7,926		N/A	N/A	N/A	–
Redeemed	(6,524)	(1,397)	(7,682)	(63,765)		N/A	N/A	N/A	–
Net Increase (Decrease)	5,054	1,456	12,535	46,439		N/A	N/A	N/A	4

Distributions:
Period Ended April 30, 2016(a)
From net investment income $	(2,709)	$(780)	$(4,022)	$ (46,183)		$–	$–	$–	$(4)
From net realized gain on
investments	(2,833)	(1,096)	(4,045)	(44,982)		–	–	–	(3)
Total Dividends and Distributions $	(5,542)	$(1,876)	$(8,067)	$ (91,165)	$	– $	–	$–	$(7)
Year Ended October 31, 2015(b)
From net investment income $	(2,966)	$(1,074)	$(3,465)	$ (65,931)		N/A	N/A	N/A	$–
From net realized gain on
investments	(655)	(311)	(657)	(12,971)		N/A	N/A	N/A	–
Total Dividends and Distributions $	(3,621)	$(1,385)	$(4,122)	$ (78,902)		N/A	N/A	N/A	$–

(a)	Period from March 1, 2016, date operations commenced, through April 30, 2016 for R-3, R-4, and R-5 shares.
(b)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

											Government & High
Amounts in thousands												Quality Bond Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)										$	22,105	$	36,947
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											35		8,348
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											6,208		(15,228)
			Net Increase (Decrease) in Net Assets Resulting from Operations								28,348		30,067

Dividends and Distributions to Shareholders
From net investment income											(27,933)		(44,238)
							Total Dividends and Distributions				(27,933)		(44,238)

Capital Share Transactions
Net increase (decrease) in capital share transactions											43,870		(101,028)
						Total Increase (Decrease) in Net Assets					44,285		(115,199)

Net Assets
Beginning of period											1,549,483	1,664,682
End of period (including undistributed net investment income as set forth below)											$1,593,768	$1,549,483
Undistributed (overdistributed) net investment income (loss)										$	(8,279)	$	(2,451)
	Class A		Class B(a)		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$43,888		N/A		$12,308	$18,468	$6,380	$40,719	$561	$6,474	$3,699	$3,029	$4,936
Reinvested	4,931		N/A		705	2,322	142	18,475	39	59	264	179	405
Redeemed	(26,454)		N/A		(7,636)	(13,034)	(1,722)	(59,847)	(440)	(2,678)	(4,773)	(2,869)	(4,660)
Net Increase (Decrease)	$22,365		N/A		$5,377	$7,756	$4,800	$(653)	$160	$3,855	$(810)	$339	$681
Shares:
Sold	4,024		N/A		1,129	1,691	583	3,732	51	593	339	278	452
Reinvested	452		N/A		65	213	13	1,694	4	6	24	16	37
Redeemed	(2,428)		N/A		(702)	(1,194)	(157)	(5,486)	(40)	(246)	(438)	(263)	(427)
Net Increase (Decrease)	2,048		N/A		492	710	439	(60)	15	353	(75)	31	62
Year Ended October 31, 2015
Dollars:
Sold	$35,344		$10		$8,308	$19,937	$3,854	$118,536	$508	$3,705	$5,617	$5,386	$8,197
Reinvested	7,794		15		1,022	3,495	195	29,723	59	105	414	294	618
Redeemed	(65,788)		(3,957)		(13,978)	(24,557)	(3,060)	(224,217)	(318)	(1,174)	(4,986)	(6,083)	(6,046)
Net Increase (Decrease)	$(22,650	) $	(3,932	) $	(4,648)	$(1,125)	$989	$(75,958)	$249	$2,636	$1,045	$(403)	$2,769
Shares:
Sold	3,205		1		754	1,807	348	10,702	46	337	509	487	743
Reinvested	707		1		93	316	17	2,694	5	9	37	27	56
Redeemed	(5,962)		(358)		(1,268)	(2,223)	(277)	(20,284)	(29)	(106)	(451)	(552)	(547)
Net Increase (Decrease)	(2,050)		(356)		(421)	(100)	88	(6,888)	22	240	95	(38)	252

Distributions:
Period Ended April 30, 2016
From net investment income $	(5,171)		N/A		$(738)	$(2,345)	$(174)	$ (18,478)	$(39)	$(139)	$(265)	$(179)	$(405)
From net realized gain on
investments	–		N/A		–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,171)		N/A		$(738)	$(2,345)	$(174)	$ (18,478)	$(39)	$(139)	$(265)	$(179)	$(405)
Year Ended October 31, 2015
From net investment income $	(8,165	) $	(19)		$(1,066)	$(3,531)	$(225)	$ (29,723)	$(59)	$(122)	$(415)	$(294)	$(619)
From net realized gain on
investments	–		–		–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,165	) $	(19)		$(1,066)	$(3,531)	$(225)	$ (29,723)	$(59)	$(122)	$(415)	$(294)	$(619)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						High Yield Fund

						Period Ended	Year Ended
						April 30, 2016	October 31, 2015
Operations
Net investment income (loss)						$98,960	$201,798
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(97,569)	(4,725)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						17,776	(230,302)
		Net Increase (Decrease) in Net Assets Resulting from Operations				19,167	(33,229)

Dividends and Distributions to Shareholders
From net investment income						(110,285)	(204,785)
From net realized gain on investments						–	(40,031)
					Total Dividends and Distributions	(110,285)	(244,816)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(121,659)	149,831
				Total Increase (Decrease) in Net Assets		(212,777)	(128,214)

Net Assets
Beginning of period						3,634,292	3,762,506
End of period (including undistributed net investment income as set forth below)						$3,421,515	$3,634,292
Undistributed (overdistributed) net investment income (loss)						$(12,760)	$(1,435)
	Class A	Class B(a)	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$191,116	N/A	$21,582	$ 147,138	$365,215
Reinvested	26,583	N/A	9,456	14,706	51,249
Redeemed	(328,028)	N/A	(59,344)	(175,472)	(385,860)
Net Increase (Decrease)	$(110,329)	N/A	$(28,306) $	(13,628) $	30,604
Shares:
Sold	28,080	N/A	3,169	21,730	53,917
Reinvested	3,907	N/A	1,379	2,162	7,586
Redeemed	(48,107)	N/A	(8,682)	(25,861)	(57,024)
Net Increase (Decrease)	(16,120)	N/A	(4,134)	(1,969)	4,479
Year Ended October 31, 2015
Dollars:
Sold	$794,562	$109	$43,242	$ 207,586	$1,395,785
Reinvested	70,817	478	22,572	43,047	87,903
Redeemed	(928,674)	(24,509)	(119,173)	(709,207)	(734,707)
Net Increase (Decrease)	$(63,295)	$ (23,922)	$ (53,359)	$ (458,574)	$ 748,981
Shares:
Sold	106,410	15	5,777	28,034	188,570
Reinvested	9,593	64	3,035	5,819	12,022
Redeemed	(125,461)	(3,248)	(15,949)	(94,601)	(99,496)
Net Increase (Decrease)	(9,458)	(3,169)	(7,137)	(60,748)	101,096

Distributions:
Period Ended April 30, 2016
From net investment income $	(28,947)	N/A	$(11,085)	$ (17,024)	$ (53,229)
From net realized gain on
investments	–	N/A	–	–	–
Total Dividends and Distributions	$ (28,947)	N/A	$(11,085)	$ (17,024)	$ (53,229)
Year Ended October 31, 2015
From net investment income $	(62,808) $	(356)	$ (21,448)	$ (40,699)	$ (79,474)
From net realized gain on
investments	(13,383)	(243)	(5,198)	(8,484)	(12,723)
Total Dividends and Distributions $	(76,191) $	(599)	$ (26,646)	$ (49,183)	$ (92,197)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$24,766	$68,838
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(30,021)	(19,909)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			18,571	(60,818)
		Net Increase (Decrease) in Net Assets Resulting from Operations	13,316	(11,889)

Dividends and Distributions to Shareholders
From net investment income			(24,861)	(69,085)
From net realized gain on investments			–	(13,688)
		Total Dividends and Distributions	(24,861)	(82,773)

Capital Share Transactions
Net increase (decrease) in capital share transactions			20,220	(821,406)
		Total Increase (Decrease) in Net Assets	8,675	(916,068)

Net Assets
Beginning of period			876,363	1,792,431
End of period (including undistributed net investment income as set forth below)			$885,038	$876,363
Undistributed (overdistributed) net investment income (loss)			$349	$444
	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$942	$81,341
Reinvested	102	24,638
Redeemed	(938)	(85,865)
Net Increase (Decrease)	$106	$20,114
Shares:
Sold	103	8,896
Reinvested	11	2,678
Redeemed	(102)	(9,357)
Net Increase (Decrease)	12	2,217
Year Ended October 31, 2015
Dollars:
Sold	$112,883	$ 342,290
Reinvested	1,777	78,410

Redeemed	(109,862)	(1,246,904)
Net Increase (Decrease)	$4,798	$ (826,204)
Shares:
Sold	10,953	33,655
Reinvested	175	7,788
Redeemed	(10,968)	(121,595)
Net Increase (Decrease)	160	(80,152)

Distributions:
Period Ended April 30, 2016
From net investment income$	(103)	$ (24,758)
From net realized gain on
investments	–	–
Total Dividends and Distributions$	(103)	$ (24,758)
Year Ended October 31, 2015
From net investment income$	(1,608)	$ (67,477)
From net realized gain on
investments	(174)	(13,514)
Total Dividends and Distributions$	(1,782)	$ (80,991)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																Income Fund

														Period Ended				Year Ended
														April 30, 2016				October 31, 2015
Operations
Net investment income (loss)														$50,280				$95,348
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														(3,776)				18,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														24,451				(102,832)
		Net Increase (Decrease) in Net Assets Resulting from Operations												70,955				10,641

Dividends and Distributions to Shareholders
From net investment income														(60,108)				(100,635)
								Total Dividends and Distributions						(60,108)				(100,635)

Capital Share Transactions
Net increase (decrease) in capital share transactions														50,650				393,642
								Total Increase (Decrease) in Net Assets						61,497				303,648

Net Assets
Beginning of period														3,147,643				2,843,995
End of period (including undistributed net investment income as set forth below)														$3,209,140				$3,147,643
Undistributed (overdistributed) net investment income (loss)														$(16,930)				$		(7,102)

	Class A	Class B(a)		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$21,730	N/A $		7,757		$9,039		$13,804	$ 124,114	$1,453		$522		$2,713		$4,236		$7,271		$245
Reinvested	4,392	N/A		813		1,638		323	50,274	245		41		540		433		853		121
Redeemed	(29,910)	N/A		(7,958)		(10,404)		(6,541)	(130,152)	(906)		(247)		(4,279)		(2,656)		(8,211)		(643)
Net Increase (Decrease)	$(3,788)	N/A $		612		$273		$7,586	$ 44,236	$792		$316		$(1,026	)$	2,013		$(87	)$	(277)
Shares:
Sold	2,323	N/A		825		963		1,480	13,230	155		56		289		452		776		26
Reinvested	469	N/A		87		175		34	5,357	26		4		58		46		91		13
Redeemed	(3,195)	N/A		(846)		(1,110)		(698)	(13,881)	(96)		(26)		(455)		(282)		(880)		(69)
Net Increase (Decrease)	(403)	N/A		66		28		816	4,706	85		34		(108)		216		(13)		(30)
Year Ended October 31, 2015
Dollars:
Sold	$55,391	$29		$13,872		$22,258		$22,138	$ 464,692	$7,081		$822		$13,091		$9,645		$22,562		$7,623
Reinvested	7,728	29		1,355		2,790		548	84,029	339		59		878		741		1,385		92
Redeemed	(63,070)	(6,253)		(14,004)		(23,465)		(26,451)	(188,039)	(1,563)		(200)		(4,414)		(7,715)		(9,365)		(996)
Net Increase (Decrease)	$49	$(6,195	)$	1,223		$1,583		$(3,765)	$ 360,682	$5,857		$681		$9,555		$2,671		$14,582		$6,719
Shares:
Sold	5,722	3		1,424		2,292		2,276	47,832	729		83		1,342		990		2,314		782
Reinvested	799	3		139		288		57	8,669	35		6		90		76		143		10
Redeemed	(6,518)	(639)		(1,442)		(2,423)		(2,727)	(19,456)	(162)		(20)		(456)		(798)		(971)		(104)
Net Increase (Decrease)	3	(633)		121		157		(394)	37,045	602		69		976		268		1,486		688

Distributions:
Period Ended April 30, 2016
From net investment
income	$(4,602)	N/A $		(871	)$	(1,658	)$	(456)	$ (50,280)	$(245	)$	(48	)$	(540	)$	(433	)$	(854	)$	(121)
From net realized gain on
investments	–	N/A		–		–		–	–	–		–		–		–		–		–
Total Dividends and
Distributions	$(4,602)	N/A $		(871	)$	(1,658	)$	(456)	$ (50,280)	$(245	)$	(48	)$	(540	)$	(433	)$	(854	)$	(121)
Year Ended October 31, 2015
From net investment
income	$(8,088)$	(38	)$	(1,446	)$	(2,825	)$	(695)	$ (84,036)	$(339	)$	(70	)$	(878	)$	(741	)$	(1,387	)$	(92)
From net realized gain on
investments	–	–		–		–		–	–	–		–		–		–		–		–
Total Dividends and
Distributions	$(8,088)$	(38	)$	(1,446	)$	(2,825	)$	(695)	$ (84,036)	$(339	)$	(70	)$	(878	)$	(741	)$	(1,387	)$	(92)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Inflation Protection Fund

											Period Ended		Year Ended
											April 30, 2016		October 31, 2015
Operations
Net investment income (loss)											$	(8,787)	$5,708
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												(17,975)	(6,628)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												78,442	(35,813)
			Net Increase (Decrease) in Net Assets Resulting from Operations									51,680	(36,733)

Dividends and Distributions to Shareholders
From net investment income												(13,459)	(17,061)
							Total Dividends and Distributions					(13,459)	(17,061)

Capital Share Transactions
Net increase (decrease) in capital share transactions												56,771	634,119
						Total Increase (Decrease) in Net Assets						94,992	580,325

Net Assets
Beginning of period												1,645,325	1,065,000
End of period (including undistributed net investment income as set forth below)												$1,740,317	$1,645,325
Undistributed (overdistributed) net investment income (loss)											$	(10,266)	$11,980

	Class A		Class C		Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$827		$417		$1,055	$142,032	$115	$81		$602	$543	$745
Reinvested	86		18		48	13,197	4	4		34	16	33
Redeemed	(1,640)		(561)		(899)	(98,450)	(70)	(126)		(422)	(421)	(497)
Net Increase (Decrease)	$(727	) $	(126	) $	204	$56,779	$49	$(41	) $	214	$138	$281
Shares:
Sold	100		53		130	17,004	14	10		75	66	91
Reinvested	11		2		6	1,607	1	1		4	2	4
Redeemed	(199)		(71)		(112)	(11,856)	(9)	(16)		(52)	(51)	(61)
Net Increase (Decrease)	(88)		(16)		24	6,755	6	(5)		27	17	34
Year Ended October 31, 2015
Dollars:
Sold	$11,423		$792		$1,880	$814,849	$176	$232		$1,508	$1,147	$2,719
Reinvested	175		39		101	16,564	8	7		73	25	52
Redeemed	(12,684)		(1,039)		(2,821)	(194,867)	(367)	(260)		(2,326)	(1,149)	(2,138)
Net Increase (Decrease)	$(1,086	) $	(208	) $	(840)	$ 636,546	$(183)	$(21	) $	(745)	$23	$633
Shares:
Sold	1,339		97		227	95,267	22	28		181	137	324
Reinvested	21		5		12	1,962	1	1		9	3	6
Redeemed	(1,507)		(127)		(339)	(22,883)	(44)	(32)		(280)	(137)	(256)
Net Increase (Decrease)	(147)		(25)		(100)	74,346	(21)	(3)		(90)	3	74

Distributions:
Period Ended April 30, 2016
From net investment income $	(93	) $	(20	) $	(48) $	(13,207)	$(4)	$(4	) $	(34)	$(16)	$(33)
From net realized gain on
investments	–		–		–	–	–	–		–	–	–
Total Dividends and Distributions $	(93	) $	(20	) $	(48) $	(13,207)	$(4)	$(4	) $	(34)	$(16)	$(33)
Year Ended October 31, 2015
From net investment income $	(186	) $	(45	) $	(101)	$ (16,564)	$(8)	$(7	) $	(73)	$(25)	$(52)
From net realized gain on
investments	–		–		–	–	–	–		–	–	–
Total Dividends and Distributions $	(186	) $	(45	) $	(101)	$ (16,564)	$(8)	$(7	) $	(73)	$(25)	$(52)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															International Emerging Markets Fund

															Period Ended				Year Ended
															April 30, 2016				October 31, 2015
Operations
Net investment income (loss)																	$2,691				$16,334
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															(105,960)						(35,751)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																	73,231		(162,669)
			Net Increase (Decrease) in Net Assets Resulting from Operations														(30,038)		(182,086)

Dividends and Distributions to Shareholders
From net investment income																	(9,038)				(31,011)
									Total Dividends and Distributions								(9,038)				(31,011)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	(69,398)		(659,956)
							Total Increase (Decrease) in Net Assets								(108,474)				(873,053)

Net Assets
Beginning of period															1,186,303				2,059,356
End of period (including undistributed net investment income as set forth below)															$1,077,829				$1,186,303
Undistributed (overdistributed) net investment income (loss)																	$458				$6,805
	Class A		Class B(a)		Class C		Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$3,191		N/A		$660		$3,336		$529		$83,848		$259		$553		$1,470		$1,046		$2,447
Reinvested	234		N/A		–		409		8		8,193		–		–		24		30		128
Redeemed	(6,430)		N/A		(924)		(7,381)		(274)		(149,394)		(419)		(1,050)		(1,446)		(1,709)		(6,736)
Net Increase (Decrease)	$(3,005)		N/A		$(264	) $	(3,636	) $	263		$(57,353	) $	(160	) $	(497	) $	48		$(633	) $	(4,161)
Shares:
Sold	159		N/A		35		173		27		4,326		12		29		75		53		126
Reinvested	11		N/A		–		21		–		409		–		–		1		1		6
Redeemed	(326)		N/A		(49)		(385)		(14)		(7,378)		(21)		(52)		(72)		(86)		(346)
Net Increase (Decrease)	(156)		N/A		(14)		(191)		13		(2,643)		(9)		(23)		4		(32)		(214)
Year Ended October 31, 2015
Dollars:
Sold	$13,865		$12		$1,895		$11,746		$1,151		$ 364,971		$649		$1,075		$3,185		$3,815		$7,657
Reinvested	983		–		25		1,604		24		27,544		25		48		140		180		400
Redeemed	(15,343)		(3,363)		(1,809)		(24,716)		(1,654)		(1,026,519)		(819)		(2,539)		(5,339)		(7,542)		(11,307)
Net Increase (Decrease)	$(495	) $	(3,351)		$111		$ (11,366)		$(479) $		(634,004) $		(145	) $	(1,416)		$(2,014)		$(3,547	) $	(3,250)
Shares:
Sold	580		1		83		508		48		15,618		28		46		135		161		333
Reinvested	42		–		1		71		1		1,186		1		2		6		8		17
Redeemed	(655)		(148)		(80)		(1,093)		(70)		(42,594)		(36)		(108)		(230)		(329)		(485)
Net Increase (Decrease)	(33)		(147)		4		(514)		(21)		(25,790)		(7)		(60)		(89)		(160)		(135)

Distributions:
Period Ended April 30, 2016
From net investment income $	(237)		N/A	$	– $		(409	) $	(8	) $	(8,202	) $	– $		– $		(24	) $	(30	) $	(128)
From net realized gain on
investments	–		N/A		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(237)		N/A	$	– $		(409	) $	(8	) $	(8,202	) $	– $		– $		(24	) $	(30	) $	(128)
Year Ended October 31, 2015
From net investment income $	(1,001	) $	–		$(26	) $	(1,605	) $	(26	) $	(27,560	) $	(25	) $	(48	) $	(140	) $	(180	) $	(400)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(1,001	) $	–		$(26	) $	(1,605	) $	(26	) $	(27,560	) $	(25	) $	(48	) $	(140	) $	(180	) $	(400)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																International Fund I

															Period Ended		Year Ended
															April 30, 2016		October 31, 2015
Operations
Net investment income (loss)																$1,505	$4,025
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																(15,953)	(21,253)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(9,708)	20,621
			Net Increase (Decrease) in Net Assets Resulting from Operations													(24,156)	3,393

Dividends and Distributions to Shareholders
From net investment income																(2,980)	(7,847)
									Total Dividends and Distributions							(2,980)	(7,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions																33,095	12,759
							Total Increase (Decrease) in Net Assets									5,959	8,305

Net Assets
Beginning of period																380,851	372,546
End of period (including undistributed net investment income as set forth below)																$386,810	$380,851
Undistributed (overdistributed) net investment income (loss)																$1,324	$2,799
	Class A		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$4,230		$39,836		$15,146		$281		$463		$1,387		$296		$1,623
Reinvested	53		462		2,396		–		–		10		13		46
Redeemed	(3,933)		(2,734)		(16,936)		(516)		(1,025)		(686)		(285)		(7,032)
Net Increase (Decrease)	$350		$37,564		$606		$(235	) $	(562	) $	711		$24		$(5,363)
Shares:
Sold	315		3,118		1,182		22		37		109		24		126
Reinvested	4		35		181		–		–		1		1		4
Redeemed	(318)		(221)		(1,351)		(42)		(78)		(55)		(23)		(541)
Net Increase (Decrease)	1		2,932		12		(20)		(41)		55		2		(411)
Year Ended October 31, 2015
Dollars:
Sold	$5,708		$35,660		$31,361		$803		$1,111		$1,351		$1,236		$3,571
Reinvested	19		5		7,340		58		40		78		117		189
Redeemed	(953)		(423)		(63,388)		(1,383)		(963)		(2,006)		(3,412)		(3,360)
Net Increase (Decrease)	$4,774		$35,242		$(24,687)		$(522	) $	188		$(577	) $	(2,059	) $	400
Shares:
Sold	404		2,593		2,227		58		79		97		91		264
Reinvested	1		1		552		4		3		6		9		14
Redeemed	(68)		(33)		(4,631)		(102)		(71)		(146)		(249)		(242)
Net Increase (Decrease)	337		2,561		(1,852)		(40)		11		(43)		(149)		36

Distributions:
Period Ended April 30, 2016
From net investment income $	(53	) $	(462	) $	(2,396)	$	– $		– $		(10	) $	(13	) $	(46)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(53	) $	(462	) $	(2,396)	$	– $		– $		(10	) $	(13	) $	(46)
Year Ended October 31, 2015
From net investment income $	(19	) $	(5	) $	(7,341)		$(58	) $	(40	) $	(78	) $	(117	) $	(189)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(19	) $	(5	) $	(7,341)		$(58	) $	(40	) $	(78	) $	(117	) $	(189)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap Growth Fund

										Period Ended			Year Ended
										April 30, 2016			October 31, 2015
Operations
Net investment income (loss)												$5,195	$	5,555
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										166,749				341,289
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(319,256)				(139,895)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(147,312)				206,949

Dividends and Distributions to Shareholders
From net investment income												(6,377)		(4,548)
From net realized gain on investments										(279,032)				(354,865)
					Total Dividends and Distributions					(285,409)				(359,413)

Capital Share Transactions
Net increase (decrease) in capital share transactions												39,678		(287,199)
				Total Increase (Decrease) in Net Assets						(393,043)				(439,663)

Net Assets
Beginning of period										2,942,498			3,382,161
End of period (including undistributed net investment income as set forth below)										$2,549,455			$2,942,498
Undistributed (overdistributed) net investment income (loss)												$2,488	$	3,670

	Class A	Class B(a)	Class C	Class J	Class P	Institutional		R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$9,040	N/A	$3,116	$5,750	$1,097	$58,083		$209		$461		$1,049	$671	$4,674
Reinvested	36,599	N/A	1,760	7,268	1,011	227,564		591		333		1,757	1,382	5,952
Redeemed	(22,323)	N/A	(3,062)	(8,364)	(2,026)	(272,710)		(934)		(2,429)		(1,712)	(3,583)	(11,546)
Net Increase (Decrease)	$23,316	N/A	$1,814	$4,654	$82	$12,937		$(134	) $	(1,635	) $	1,094	$(1,530)	$(920)
Shares:
Sold	927	N/A	347	631	108	5,825		23		47		102	64	441
Reinvested	3,712	N/A	196	783	99	22,099		62		35		167	132	574
Redeemed	(2,321)	N/A	(349)	(936)	(203)	(27,132)		(104)		(238)		(166)	(349)	(1,099)
Net Increase (Decrease)	2,318	N/A	194	478	4	792		(19)		(156)		103	(153)	(84)
Year Ended October 31, 2015
Dollars:
Sold	$23,057	$21	$5,251	$18,150	$4,590	$360,232		$830		$1,353		$4,547	$5,902	$6,042
Reinvested	38,756	648	1,554	7,185	1,030	296,834		668		612		2,056	1,398	7,299
Redeemed	(38,464)	(6,032)	(2,909)	(16,994)	(4,461)	(971,587)		(1,615)		(2,070)		(7,268)	(5,772)	(18,042)
Net Increase (Decrease)	$23,349	$(5,363)	$3,896	$8,341	$1,159	$(314,521)		$(117	) $	(105	) $	(665)	$1,528	$(4,701)
Shares:
Sold	2,118	2	527	1,757	401	31,102		81		127		397	523	534
Reinvested	3,774	71	163	739	97	27,862		67		61		189	129	681
Redeemed	(3,544)	(618)	(289)	(1,656)	(407)	(86,296)		(154)		(200)		(637)	(508)	(1,581)
Net Increase (Decrease)	2,348	(545)	401	840	91	(27,332)		(6)		(12)		(51)	144	(366)

Distributions:
Period Ended April 30, 2016
From net investment income $	–	N/A $	– $	– $	(12) $	(6,359)	$	– $		– $		–	$–	$(6)
From net realized gain on
investments	(37,050)	N/A	(2,057)	(7,273)	(1,114)	(221,506)		(591)		(356)		(1,757)	(1,382)	(5,946)
Total Dividends and Distributions	$ (37,050)	N/A	$(2,057)	$(7,273)	$(1,126)	$ (227,865)		$(591	) $	(356	) $	(1,757)	$(1,382)	$(5,952)
Year Ended October 31, 2015
From net investment income $	–	$–	$–	$–	$–	$(4,548)	$	– $		– $		–	$–	$–
From net realized gain on
investments	(39,229)	(651)	(1,811)	(7,185)	(1,156)	(292,794)		(668)		(618)		(2,056)	(1,398)	(7,299)
Total Dividends and Distributions $	(39,229) $	(651)	$(1,811)	$(7,185)	$(1,156)	$ (297,342)		$(668	) $	(618	) $	(2,056)	$(1,398)	$(7,299)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap Growth Fund I

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	4,801		$11,369
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										92,324		980,836
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(341,631)		(275,426)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(244,506)		716,779

Dividends and Distributions to Shareholders
From net investment income										(3,979)		(20,583)
From net realized gain on investments										(816,477)		(705,653)
						Total Dividends and Distributions				(820,456)		(726,236)

Capital Share Transactions
Net increase (decrease) in capital share transactions										767,446		(409,112)
					Total Increase (Decrease) in Net Assets					(297,516)		(418,569)

Net Assets
Beginning of period										7,340,288		7,758,857
End of period (including undistributed net investment income as set forth below)										$7,042,772		$7,340,288
Undistributed (overdistributed) net investment income (loss)									$	1,944		$1,122
	Class A	Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$12,662	$14,371		$154	$435,296	$854	$1,433	$7,647	$8,591	$20,932	$2,845
Reinvested	1,761	16,079		145	735,012	965	1,934	17,360	10,727	36,158	171
Redeemed	(4,536)	(14,748)		(139)	(449,829)	(1,417)	(1,963)	(20,238)	(16,371)	(47,931)	(479)
Net Increase (Decrease)	$9,887	$15,702		$160	$720,479	$402	$1,404	$4,769	$2,947	$9,159	$2,537
Shares:
Sold	1,076	1,375		12	36,877	82	140	700	778	1,793	248
Reinvested	150	1,581		12	61,459	90	186	1,558	952	3,117	14
Redeemed	(399)	(1,491)		(11)	(38,027)	(136)	(194)	(1,801)	(1,468)	(4,228)	(40)
Net Increase (Decrease)	827	1,465		13	60,309	36	132	457	262	682	222
Year Ended October 31, 2015(a)
Dollars:
Sold	$11,162	$27,589		$1,241	$1,095,097	$1,242	$3,740	$15,680	$21,871	$29,817	$1,340
Reinvested	630	11,161		2	654,987	851	2,150	15,708	9,386	31,288	1

Redeemed	(3,769)	(20,641)		(8)	(2,169,862)	(2,291)	(10,252)	(42,852)	(26,054)	(68,268)	(58)
Net Increase (Decrease)	$8,023	$18,109		$1,235	$(419,778)	$(198)	$(4,362) $	(11,464) $	5,203	$(7,163)	$1,283
Shares:
Sold	855	2,411		96	83,898	104	320	1,270	1,742	2,333	107
Reinvested	52	1,056		–	53,730	76	198	1,369	812	2,638	–
Redeemed	(290)	(1,820)		(1)	(164,983)	(192)	(881)	(3,495)	(2,122)	(5,433)	(4)
Net Increase (Decrease)	617	1,647		95	(27,355)	(12)	(363)	(856)	432	(462)	103

Distributions:
Period Ended April 30, 2016
From net investment income $	–	$–	$	– $	(3,978)	$–	$–	$–	$–	$–	$(1)
From net realized gain on
investments	(1,819)	(16,081)		(146)	(731,041)	(965)	(2,010)	(17,360)	(10,727)	(36,158)	(170)
Total Dividends and Distributions $	(1,819) $	(16,081) $		(146)	$ (735,019)	$(965)	$(2,010) $	(17,360) $	(10,727) $	(36,158) $	(171)
Year Ended October 31, 2015(a)
From net investment income $	– $	– $		– $	(20,315)	$–	$–	$–	$–	$(268)	$–
From net realized gain on
investments	(652)	(11,162)		(2)	(634,676)	(851)	(2,195)	(15,708)	(9,386)	(31,020)	(1)
Total Dividends and Distributions $	(652) $	(11,162) $		(2) $	(654,991)	$(851)	$(2,195) $	(15,708) $	(9,386) $	(31,288) $	(1)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap S&P 500 Index Fund

								Period Ended		Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)								$	45,983	$79,574
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									32,241	133,514
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(62,453)	(14,518)
		Net Increase (Decrease) in Net Assets Resulting from Operations							15,771	198,570

Dividends and Distributions to Shareholders
From net investment income									(83,122)	(68,885)
From net realized gain on investments									(38,990)	(2,702)
					Total Dividends and Distributions			(122,112)		(71,587)

Capital Share Transactions
Net increase (decrease) in capital share transactions									5,162	546,355
			Total Increase (Decrease) in Net Assets					(101,179)		673,338

Net Assets
Beginning of period								4,922,362		4,249,024
End of period (including undistributed net investment income as set forth below)								$4,821,183		$4,922,362
Undistributed (overdistributed) net investment income (loss)								$	25,294	$62,433

	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$26,295	$10,821	$32,112	$ 289,634	$1,804	$4,893	$20,531	$25,190	$55,424
Reinvested	6,011	573	12,130	84,428	373	577	4,258	4,834	8,736
Redeemed	(26,250)	(4,268)	(36,349)	(380,343)	(3,898)	(3,293)	(35,077)	(44,319)	(49,665)
Net Increase (Decrease)	$6,056	$7,126	$7,893	$ (6,281)	$(1,721)	$2,177	$(10,288) $	(14,295) $	14,495
Shares:
Sold	1,858	768	2,295	20,414	129	341	1,458	1,789	3,915
Reinvested	423	41	862	5,953	26	40	299	339	608
Redeemed	(1,874)	(312)	(2,615)	(26,608)	(276)	(233)	(2,466)	(3,190)	(3,430)
Net Increase (Decrease)	407	497	542	(241)	(121)	148	(709)	(1,062)	1,093
Year Ended October 31, 2015
Dollars:
Sold	$63,932	$14,630	$68,403	$ 1,169,162	$5,603	$6,579	$50,069	$60,520	$65,697
Reinvested	3,907	253	8,101	45,292	204	425	2,985	3,424	6,889
Redeemed	(52,171)	(8,424)	(83,082)	(588,085)	(4,197)	(15,153)	(91,167)	(65,456)	(121,985)
Net Increase (Decrease)	$15,668	$6,459	$(6,578)	$ 626,369	$1,610	$(8,149) $	(38,113) $	(1,512)	$ (49,399)
Shares:
Sold	4,399	1,020	4,765	79,636	389	450	3,442	4,152	4,492
Reinvested	269	18	563	3,123	14	29	205	235	469
Redeemed	(3,587)	(601)	(5,771)	(40,684)	(289)	(1,043)	(6,291)	(4,520)	(8,292)
Net Increase (Decrease)	1,081	437	(443)	42,075	114	(564)	(2,644)	(133)	(3,331)

Distributions:
Period Ended April 30, 2016
From net investment income $	(4,026)	$(312)	$(8,010)	$ (58,778)	$(205)	$(325)	$(2,581)	$(3,112)	$(5,773)
From net realized gain on
investments	(2,126)	(297)	(4,131)	(25,654)	(168)	(252)	(1,677)	(1,722)	(2,963)
Total Dividends and Distributions $	(6,152)	$(609)	$ (12,141)	$ (84,432)	$(373)	$(577)	$(4,258)	$(4,834)	$(8,736)
Year Ended October 31, 2015
From net investment income $	(3,815)	$(259)	$(7,772)	$ (43,718)	$(191)	$(400)	$(2,835)	$(3,279)	$(6,616)
From net realized gain on
investments	(165)	(19)	(338)	(1,574)	(13)	(25)	(150)	(145)	(273)
Total Dividends and Distributions $	(3,980)	$(278)	$(8,110)	$ (45,292)	$(204)	$(425)	$(2,985)	$(3,424)	$(6,889)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap Value Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	24,558			$54,424
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										32,717	268,414
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(108,239)	(207,988)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(50,964)	114,850

Dividends and Distributions to Shareholders
From net investment income										(50,071)			(57,750)
From net realized gain on investments										(171,070)	(349,771)
						Total Dividends and Distributions				(221,141)	(407,521)

Capital Share Transactions
Net increase (decrease) in capital share transactions										59,023	(974,058)
					Total Increase (Decrease) in Net Assets					(213,082)	(1,266,729)

Net Assets
Beginning of period										2,482,636	3,749,365
End of period (including undistributed net investment income as set forth below)										$2,269,554	$2,482,636
Undistributed (overdistributed) net investment income (loss)									$	14,130			$39,643

	Class A	Class B(a)		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$3,825	N/A		$654	$3,427	$121	$72,302	$436	$450	$583	$425		$847
Reinvested	16,673	N/A		558	6,030	22	196,129	112	76	327	191		522
Redeemed	(11,243)	N/A		(901)	(5,130)	(57)	(221,305)	(329)	(140)	(754)	(653)		(4,175)
Net Increase (Decrease)	$9,255	N/A		$311	$4,327	$86	$47,126	$219	$386	$156	$(37	) $	(2,806)
Shares:
Sold	339	N/A		57	307	11	6,414	41	41	51	37		72
Reinvested	1,433	N/A		49	528	2	16,875	9	7	28	17		45
Redeemed	(977)	N/A		(81)	(462)	(5)	(19,326)	(30)	(12)	(67)	(58)		(351)
Net Increase (Decrease)	795	N/A		25	373	8	3,963	20	36	12	(4)		(234)
Year Ended October 31, 2015
Dollars:
Sold	$9,802	$16		$1,396	$6,826	$227	$299,948	$338	$879	$1,137	$756		$1,319
Reinvested	22,528	140		797	8,344	29	372,853	154	333	522	277		909

Redeemed	(24,631)	(1,528)		(2,311)	(15,227)	(165)	(1,650,721)	(390)	(2,927)	(1,953)	(1,281)		(2,454)
Net Increase (Decrease)	$7,699	$(1,372	) $	(118)	$(57)	$91	$(977,920)	$102	$(1,715)	$(294)	$(248	) $	(226)
Shares:
Sold	764	1		112	542	17	22,562	26	70	88	61		103
Reinvested	1,782	11		65	672	3	29,481	12	27	42	22		72
Redeemed	(1,915)	(118)		(185)	(1,208)	(13)	(127,294)	(31)	(235)	(155)	(103)		(192)
Net Increase (Decrease)	631	(106)		(8)	6	7	(75,251)	7	(138)	(25)	(20)		(17)

Distributions:
Period Ended April 30, 2016
From net investment income $	(3,254)	N/A		$(59)	$(1,198)	$(5) $	(45,315)	$(16)	$(23)	$(58)	$(37	) $	(106)
From net realized gain on
investments	(13,810)	N/A		(520)	(4,836)	(17)	(150,814)	(96)	(138)	(269)	(154)		(416)
Total Dividends and Distributions	$ (17,064)	N/A		$(579)	$(6,034)	$(22) $	(196,129)	$(112)	$(161)	$(327)	$(191	) $	(522)
Year Ended October 31, 2015
From net investment income $	(2,533)	$–		$(33)	$(954)	$(4) $	(53,978)	$(11)	$(39)	$(55)	$(31	) $	(112)
From net realized gain on
investments	(20,481)	(144)		(792)	(7,392)	(25)	(318,875)	(143)	(409)	(467)	(246)		(797)
Total Dividends and Distributions $	(23,014) $	(144	) $	(825)	$(8,346)	$(29) $	(372,853)	$(154)	$(448)	$(522)	$(277	) $	(909)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Fund

												Period Ended				Year Ended
												April 30, 2016				October 31, 2015
Operations
Net investment income (loss)														$(763)				$11,192
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														(43,344)		699,848
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														11,180		(139,834)
		Net Increase (Decrease) in Net Assets Resulting from Operations												(32,927)		571,206

Dividends and Distributions to Shareholders
From net investment income														(8,962)				(22,322)
From net realized gain on investments												(639,107)				(448,289)
							Total Dividends and Distributions					(648,069)				(470,611)

Capital Share Transactions
Net increase (decrease) in capital share transactions												493,669				2,186,740
					Total Increase (Decrease) in Net Assets							(187,327)				2,287,335

Net Assets
Beginning of period												11,152,561				8,865,226
End of period (including undistributed net investment income as set forth below)												$10,965,234				$11,152,561
Undistributed (overdistributed) net investment income (loss)														$(342)				$9,383
	Class A	Class B(a)		Class C	Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$159,918	N/A		$11,357	$1,271		$ 607,919		$ 848,757	$7,925		$4,952		$13,263		$22,029		$50,296
Reinvested	107,141	N/A		17,054	16,554		121,589		231,889	3,695		1,750		8,705		8,522		18,381
Redeemed	(243,514)	N/A		(27,668)	(16,440)		(503,515)		(836,446)	(3,721)		(9,922)		(33,152)		(28,869)		(66,051)
Net Increase (Decrease)	$23,545	N/A		$743	$1,385		$ 225,993		$ 244,200	$7,899		$(3,220) $		(11,184) $		1,682		$2,626
Shares:
Sold	7,899	N/A		597	64		29,700		41,345	410		252		664		1,074		2,525
Reinvested	5,265	N/A		903	845		5,892		11,205	192		90		435		413		898
Redeemed	(12,073)	N/A		(1,482)	(850)		(24,812)		(40,877)	(195)		(519)		(1,668)		(1,390)		(3,343)
Net Increase (Decrease)	1,091	N/A		18	59		10,780		11,673	407		(177)		(569)		97		80
Year Ended October 31, 2015
Dollars:
Sold	$405,982	$37		$23,655	$4,450		$1,040,954		$ 2,446,404	$30,644		$9,227		$39,289		$67,468		$ 138,143
Reinvested	83,960	660		14,443	14,862		78,478		157,613	1,793		1,739		7,866		8,154		13,558
Redeemed	(381,011)	(14,582)		(46,427)	(34,547)		(506,905)		(1,152,717)	(6,146)		(17,469)		(55,805)		(90,974)		(96,056)
Net Increase (Decrease)	$108,931	$ (13,885)		$(8,329) $	(15,235) $		612,527 $		1,451,300 $	26,291		$(6,503	) $	(8,650) $		(15,352) $		55,645
Shares:
Sold	18,059	2		1,130	205		45,954		107,085	1,426		428		1,775		2,964		6,176
Reinvested	3,987	33		730	730		3,668		7,346	89		86		379		382		639
Redeemed	(17,061)	(672)		(2,210)	(1,600)		(22,353)		(50,492)	(288)		(825)		(2,535)		(4,063)		(4,296)
Net Increase (Decrease)	4,985	(637)		(350)	(665)		27,269		63,939	1,227		(311)		(381)		(717)		2,519

Distributions:
Period Ended April 30, 2016
From net investment income	$ –	N/A	$	– $	– $		(2,468	) $	(6,494)	$–	$	– $		– $		– $		–
From net realized gain on
investments	(115,062)	N/A		(21,364)	(16,573)		(142,666)		(302,093)	(3,698)		(2,039)		(8,705)		(8,522)		(18,385)
Total Dividends and Distributions	$ (115,062)	N/A		$(21,364) $	(16,573) $		(145,134) $		(308,587) $	(3,698)		$(2,039	) $	(8,705	) $	(8,522)		$ (18,385)
Year Ended October 31, 2015
From net investment income $	(18) $	– $		– $	(387	) $	(6,017	) $	(15,264)	$–	$	– $		– $		(101	) $	(535)
From net realized gain on
investments	(90,324)	(672)		(18,134)	(14,483)		(88,014)		(203,895)	(1,794)		(2,027)		(7,866)		(8,053)		(13,027)
Total Dividends and Distributions $	(90,342) $	(672) $		(18,134) $	(14,870) $		(94,031) $		(219,159) $	(1,794)		$(2,027	) $	(7,866	) $	(8,154)		$ (13,562)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Value Fund III

														Period Ended				Year Ended
														April 30, 2016				October 31, 2015
Operations
Net investment income (loss)																$7,237			$12,478
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																(20,181)			42,793
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																2,736			(44,866)
			Net Increase (Decrease) in Net Assets Resulting from Operations													(10,208)			10,405

Dividends and Distributions to Shareholders
From net investment income																(12,555)			(11,507)
From net realized gain on investments																(25,650)			(69,078)
								Total Dividends and Distributions								(38,205)			(80,585)

Capital Share Transactions
Net increase (decrease) in capital share transactions														160,518					142,377
							Total Increase (Decrease) in Net Assets							112,105					72,197

Net Assets
Beginning of period														1,052,491					980,294
End of period (including undistributed net investment income as set forth below)														$1,164,596					$1,052,491
Undistributed (overdistributed) net investment income (loss)																$3,653			$8,971
	Class A		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$4,447		$1,987		$554		$ 195,379	$303		$346		$5,260		$3,088		$4,466		$176
Reinvested	431		3,599		12		31,706	48		69		532		640		986		137
Redeemed	(2,399)		(6,288)		(68)		(74,391)	(452)		(234)		(2,937)		(2,724)		(3,844)		(311)
Net Increase (Decrease)	$2,479		$(702	) $	498		$ 152,694	$(101	) $	181		$2,855		$1,004		$1,608		$2
Shares:
Sold	249		119		32		10,885	18		21		308		190		264		9
Reinvested	24		213		–		1,771	3		4		31		38		58		8
Redeemed	(138)		(375)		(4)		(4,177)	(27)		(14)		(174)		(163)		(227)		(17)
Net Increase (Decrease)	135		(43)		28		8,479	(6)		11		165		65		95		–
Year Ended October 31, 2015(a)
Dollars:
Sold	$13,636		$6,321		$131		$ 228,844	$706		$1,147		$9,217		$9,439		$17,907		$4,658
Reinvested	300		9,585		3		65,902	92		154		825		1,258		2,375		1
Redeemed	(3,438)		(15,454)		(13)		(193,042)	(243)		(604)		(3,169)		(5,298)		(8,260)		(603)
Net Increase (Decrease)	$10,498		$452		$121		$ 101,704	$555		$697		$6,873		$5,399		$12,022		$4,056
Shares:
Sold	696		338		7		11,430	37		61		492		504		930		232
Reinvested	16		530		–		3,434	5		8		46		69		131		–
Redeemed	(174)		(831)		(1)		(9,523)	(13)		(32)		(170)		(286)		(442)		(31)
Net Increase (Decrease)	538		37		6		5,341	29		37		368		287		619		201

Distributions:
Period Ended April 30, 2016
From net investment income $	(117	) $	(993	) $	(8	) $	(10,768)	$(9	) $	(14	) $	(132	) $	(177	) $	(291	) $	(46)
From net realized gain on
investments	(324)		(2,607)		(4)		(20,972)	(39)		(55)		(400)		(463)		(695)		(91)
Total Dividends and Distributions $	(441	) $	(3,600	) $	(12	) $	(31,740)	$(48	) $	(69	) $	(532	) $	(640	) $	(986	) $	(137)
Year Ended October 31, 2015(a)
From net investment income $	(41	) $	(1,072	) $	– $		(9,808)	$(8	) $	(13	) $	(91	) $	(155	) $	(319	) $	–
From net realized gain on
investments	(264)		(8,513)		(3)		(56,179)	(84)		(141)		(734)		(1,103)		(2,056)		(1)
Total Dividends and Distributions $	(305	) $	(9,585	) $	(3	) $	(65,987)	$(92	) $	(154	) $	(825	) $	(1,258	) $	(2,375	) $	(1)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2016	October 31, 2015
Operations
Net investment income (loss)							$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							–	21
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations				–	21

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,611	(79,529)
					Total Increase (Decrease) in Net Assets		8,611	(79,508)

Net Assets
Beginning of period							1,000,215	1,079,723
End of period (including undistributed net investment income as set forth below)							$1,008,826	$1,000,215
Undistributed (overdistributed) net investment income (loss)							$–	$–

	Class A		Class B(a)	Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$258,992		N/A	$21,737	$86,128	$98,398
Redeemed	(249,634)		N/A	(16,834)	(75,231)	(114,945)
Net Increase (Decrease)	$9,358		N/A	$4,903	$10,897	$(16,547)
Shares:
Sold	258,992		N/A	21,736	86,129	98,398
Redeemed	(249,634)		N/A	(16,834)	(75,231)	(114,945)
Net Increase (Decrease)	9,358		N/A	4,902	10,898	(16,547)
Year Ended October 31, 2015
Dollars:
Sold	$606,436		$308	$20,175	$153,936	$279,433
Redeemed	(611,590)		(3,650)	(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	$(5,154	) $	(3,342)	$1,918	$4,315	$(77,266)
Shares:
Sold	606,435		308	20,175	153,936	279,433
Redeemed	(611,590)		(3,649)	(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	(5,155)		(3,341)	1,918	4,315	(77,266)

Distributions:
Period Ended April 30, 2016
From net investment income $	–		N/A	$–	$–	$–
From net realized gain on
investments	–		N/A	–	–	–
Total Dividends and Distributions $	–		N/A $	–	$–	$–
Year Ended October 31, 2015
From net investment income $	– $		–	$–	$–	$–
From net realized gain on
investments	–		–	–	–	–
Total Dividends and Distributions $	– $		– $	–	$–	$–

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal Capital Appreciation Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	16,508		$34,250
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										178,464		139,501
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(215,258)		(42,417)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(20,286)		131,334

Dividends and Distributions to Shareholders
From net investment income										(35,362)		(27,638)
From net realized gain on investments										(103,144)		(93,612)
						Total Dividends and Distributions				(138,506)		(121,250)

Capital Share Transactions
Net increase (decrease) in capital share transactions										28,988		135,200
					Total Increase (Decrease) in Net Assets					(129,804)		145,284

Net Assets
Beginning of period										2,637,509		2,492,225
End of period (including undistributed net investment income as set forth below)										$2,507,705		$2,637,509
Undistributed (overdistributed) net investment income (loss)									$	9,376		$28,230
	Class A	Class B(a)	Class C		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$27,837	N/A	$5,280		$3,407	$42,307	$237	$262	$1,820	$1,316	$4,287
Reinvested	46,595	N/A	2,636		1,730	80,282	209	172	1,718	1,153	2,870
Redeemed	(56,491)	N/A	(5,758)		(3,465)	(113,996)	(717)	(551)	(4,085)	(2,830)	(7,237)
Net Increase (Decrease)	$17,941	N/A	$2,158		$1,672	$8,593	$(271)	$(117)	$(547)	$(361)	$(80)
Shares:
Sold	506	N/A	117		61	749	4	5	33	23	74
Reinvested	832	N/A	58		30	1,413	4	3	31	20	51
Redeemed	(1,021)	N/A	(129)		(63)	(2,005)	(13)	(10)	(73)	(50)	(131)
Net Increase (Decrease)	317	N/A	46		28	157	(5)	(2)	(9)	(7)	(6)
Year Ended October 31, 2015
Dollars:
Sold	$76,728	$64	$10,822		$10,731	$245,276	$657	$673	$5,010	$4,452	$7,660
Issued in acquisitions	113,691	–	–		–	346,764	2,734	2,412	13,768	11,753	17,498
Reinvested	37,350	881	2,060		1,347	74,586	71	94	1,115	731	1,727
Redeemed	(110,173)	(21,520)	(7,178)		(9,891)	(676,905)	(793)	(1,505)	(9,145)	(8,932)	(9,413)
Net Increase (Decrease)	$117,596	$(20,575)	$5,704		$2,187	$(10,279)	$2,669	$1,674	$10,748	$8,004	$17,472
Shares:
Sold	1,308	1	223		186	4,049	11	12	85	75	133
Issued in acquisitions	1,896	–	–		–	5,702	46	40	230	195	289
Reinvested	657	19	44		23	1,291	1	2	20	13	30
Redeemed	(1,893)	(436)	(149)		(170)	(11,369)	(14)	(26)	(156)	(155)	(159)
Net Increase (Decrease)	1,968	(416)	118		39	(327)	44	28	179	128	293

Distributions:
Period Ended April 30, 2016
From net investment income	$ (10,765)	N/A	$(367)		$(471)	$ (22,361)	$(37)	$(34)	$(351)	$(259)	$(717)
From net realized gain on
investments	(36,737)	N/A	(2,362)		(1,330)	(57,981)	(172)	(148)	(1,367)	(894)	(2,153)
Total Dividends and Distributions	$ (47,502)	N/A	$(2,729)		$(1,801)	$ (80,342)	$(209)	$(182)	$(1,718)	$(1,153)	$(2,870)
Year Ended October 31, 2015
From net investment income $	(7,551)	$(7)	$(181	) $	(358)	$ (18,820)	$(7)	$(11)	$(188)	$(149)	$(366)
From net realized gain on
investments	(30,745)	(898)	(1,972)		(1,167)	(55,813)	(64)	(83)	(927)	(582)	(1,361)
Total Dividends and Distributions $	(38,296) $	(905)	$(2,153)		$(1,525)	$ (74,633)	$(71)	$(94)	$(1,115)	$(731)	$(1,727)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

								Period Ended			Year Ended
								April 30, 2016			October 31, 2015
Operations
Net investment income (loss)								$	32,495	$	31,884
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									57,562		133,162
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									5,394		(35,358)
		Net Increase (Decrease) in Net Assets Resulting from Operations							95,451		129,688

Dividends and Distributions to Shareholders
From net investment income									(21,358)		(30,710)
From net realized gain on investments									(125,834)		(20,461)
					Total Dividends and Distributions				(147,192)		(51,171)

Capital Share Transactions
Net increase (decrease) in capital share transactions									333,043		257,056
				Total Increase (Decrease) in Net Assets					281,302		335,573

Net Assets
Beginning of period									2,370,286		2,034,713
End of period (including undistributed net investment income as set forth below)									$2,651,588		$2,370,286
Undistributed (overdistributed) net investment income (loss)								$	14,430	$	3,293

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$68,062	N/A	$7,069	$13,095	$37,644	$338,114	$1,711	$5,730	$11,518	$10,092	$44,161
Reinvested	16,127	N/A	2,287	11,096	4,204	78,321	400	805	3,979	5,650	9,170
Redeemed	(39,419)	N/A	(4,713)	(13,914)	(17,014)	(182,610)	(1,412)	(3,968)	(10,003)	(39,813)	(23,326)
Net Increase (Decrease)	$44,770	N/A	$4,643	$10,277	$24,834	$233,825	$699	$2,567	$5,494	$(24,071)	$30,005
Shares:
Sold	3,045	N/A	322	598	1,706	15,194	78	268	525	466	2,006
Reinvested	726	N/A	105	513	189	3,518	18	38	183	263	425
Redeemed	(1,787)	N/A	(216)	(644)	(765)	(8,257)	(65)	(186)	(462)	(1,855)	(1,084)
Net Increase (Decrease)	1,984	N/A	211	467	1,130	10,455	31	120	246	(1,126)	1,347
Year Ended October 31, 2015
Dollars:
Sold	$171,316	$65	$16,496	$34,665	$69,916	$561,722	$2,386	$7,413	$27,701	$54,787	$53,147
Reinvested	4,797	38	439	4,061	1,153	28,961	125	279	1,204	1,651	3,941
Redeemed	(101,123)	(4,007)	(10,057)	(49,090)	(42,082)	(430,645)	(2,930)	(8,893)	(23,329)	(33,484)	(83,567)
Net Increase (Decrease)	$74,990	$(3,904)	$6,878	$(10,364)	$28,987	$160,038	$(419)	$(1,201)	$5,576	$22,954	$(26,479)
Shares:
Sold	7,277	3	722	1,522	2,980	24,308	104	332	1,222	2,483	2,355
Reinvested	211	2	20	183	51	1,274	5	13	54	75	178
Redeemed	(4,414)	(168)	(443)	(2,205)	(1,849)	(18,856)	(130)	(405)	(1,031)	(1,517)	(3,772)
Net Increase (Decrease)	3,074	(163)	299	(500)	1,182	6,726	(21)	(60)	245	1,041	(1,239)

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,165)	N/A	$(160)	$(1,517)	$(732)	$ (14,207)	$(37)	$(119)	$(471)	$(600)	$(1,350)
From net realized gain on
investments	(15,463)	N/A	(2,277)	(9,587)	(3,871)	(76,930)	(363)	(965)	(3,508)	(5,050)	(7,820)
Total Dividends and Distributions	$ (17,628)	N/A	$(2,437) $	(11,104) $	(4,603)	$ (91,137)	$(400)	$(1,084)	$(3,979)	$(5,650)	$(9,170)
Year Ended October 31, 2015
From net investment income $	(3,001)	$(4)	$(138)	$(2,217)	$(864)	$ (20,461)	$(50)	$(151)	$(619)	$(947)	$(2,258)
From net realized gain on
investments	(2,088)	(35)	(339)	(1,848)	(447)	(12,483)	(75)	(174)	(585)	(704)	(1,683)
Total Dividends and Distributions $	(5,089)	$(39)	$(477)	$(4,065)	$(1,311)	$ (32,944)	$(125)	$(325)	$(1,204)	$(1,651)	$(3,941)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Short-Term Income Fund

									Period Ended			Year Ended
									April 30, 2016			October 31, 2015
Operations
Net investment income (loss)									$	25,644			$41,638
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										2,373			459
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										5,681			(13,080)
		Net Increase (Decrease) in Net Assets Resulting from Operations								33,698			29,017

Dividends and Distributions to Shareholders
From net investment income											(28,042)		(41,019)
From net realized gain on investments											(93)		(651)
					Total Dividends and Distributions						(28,135)		(41,670)

Capital Share Transactions
Net increase (decrease) in capital share transactions										113,353			289,518
				Total Increase (Decrease) in Net Assets						118,916			276,865

Net Assets
Beginning of period										2,815,041			2,538,176
End of period (including undistributed net investment income as set forth below)										$2,933,957			$2,815,041
Undistributed (overdistributed) net investment income (loss)									$	1,376			$3,774

	Class A	Class C	Class J	Class P	Institutional	R-1		R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$84,744	$17,407	$27,684	$58,036	$274,774	$62		$946	$4,407	$2,125		$2,718
Reinvested	2,544	352	1,154	689	22,094	7		13	92	111		103
Redeemed	(76,173)	(17,412)	(17,852)	(48,521)	(214,734)	(138)		(392)	(2,907)		(3,914)	(4,666)
Net Increase (Decrease)	$11,115	$347	$10,986	$10,204	$82,134	$(69	) $	567	$1,592	$(1,678	) $	(1,845)
Shares:
Sold	6,993	1,436	2,286	4,791	22,665	5		78	362	175		224
Reinvested	210	29	95	57	1,822	1		1	8	9		8
Redeemed	(6,284)	(1,435)	(1,474)	(4,006)	(17,722)	(12)		(32)	(240)		(323)	(385)
Net Increase (Decrease)	919	30	907	842	6,765	(6)		47	130		(139)	(153)
Year Ended October 31, 2015
Dollars:
Sold	$143,071	$26,015	$37,156	$89,972	$720,313	$498		$602	$4,762	$3,769		$5,638
Reinvested	3,484	389	1,570	947	33,356	9		17	126	183		147
Redeemed	(124,474)	(31,401)	(34,235)	(76,490)	(499,955)	(734)		(592)	(7,883)		(4,110)	(2,632)
Net Increase (Decrease)	$22,081	$(4,997)	$4,491	$14,429	$253,714	$(227	) $	27	$(2,995)	$(158	) $	3,153
Shares:
Sold	11,717	2,129	3,043	7,364	58,984	41		49	390	309		461
Reinvested	285	32	129	78	2,732	1		2	10	15		12
Redeemed	(10,189)	(2,569)	(2,804)	(6,263)	(40,933)	(60)		(49)	(645)		(337)	(215)
Net Increase (Decrease)	1,813	(408)	368	1,179	20,783	(18)		2	(245)		(13)	258

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,818)	$(384)	$(1,159)	$(891)	$ (22,464)	$(7	) $	(14)	$(91)	$(111	) $	(103)
From net realized gain on
investments	(10)	(3)	(4)	(3)	(72)	–		–	(1)	–		–
Total Dividends and Distributions $	(2,828)	$(387)	$(1,163)	$(894)	$ (22,536)	$(7	) $	(14)	$(92)	$(111	) $	(103)
Year Ended October 31, 2015
From net investment income $	(3,787)	$(409)	$(1,558)	$(1,242)	$ (33,551)	$(9	) $	(17)	$(123)	$(179	) $	(144)
From net realized gain on
investments	(68)	(22)	(29)	(20)	(502)	–		–	(3)		(4)	(3)
Total Dividends and Distributions $	(3,855)	$(431)	$(1,587)	$(1,262)	$ (34,053)	$(9	) $	(17)	$(126)	$(183	) $	(147)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												SmallCap Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)										$	2,979	$	(559)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											1,466		31,616
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(36,918)		1,980
		Net Increase (Decrease) in Net Assets Resulting from Operations									(32,473)		33,037

Dividends and Distributions to Shareholders
From net realized gain on investments											(21,904)		(57,913)
							Total Dividends and Distributions				(21,904)		(57,913)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(3,603)		114,771
					Total Increase (Decrease) in Net Assets						(57,980)		89,895

Net Assets
Beginning of period											598,977		509,082
End of period (including undistributed net investment income as set forth below)											$540,997		$598,977
Undistributed (overdistributed) net investment income (loss)										$	2,397	$	(582)
	Class A	Class B(a)	Class C		Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$28,268	N/A	$6,760		$4,112		$3,855	$35,430	$488	$1,868	$6,759	$6,349	$4,397
Reinvested	8,191	N/A	1,005		7,383		203	3,104	117	100	442	402	693
Redeemed	(27,765)	N/A	(4,461)		(12,745)		(2,296)	(65,382)	(642)	(555)	(2,701)	(3,055)	(3,927)
Net Increase (Decrease)	$8,694	N/A	$3,304		$(1,250	) $	1,762	$(26,848)	$(37)	$1,413	$4,500	$3,696	$1,163
Shares:
Sold	1,471	N/A	382		223		194	1,779	25	102	346	316	214
Reinvested	422	N/A	56		397		10	151	6	6	23	20	34
Redeemed	(1,501)	N/A	(268)		(717)		(111)	(3,252)	(36)	(31)	(144)	(157)	(198)
Net Increase (Decrease)	392	N/A	170		(97)		93	(1,322)	(5)	77	225	179	50
Year Ended October 31, 2015
Dollars:
Sold	$63,659	$13	$11,775		$16,663		$7,846	$28,320	$1,048	$1,876	$6,126	$6,935	$10,174
Reinvested	21,091	328	1,864		23,309		9	7,837	274	313	727	455	1,324
Redeemed	(39,668)	(2,928)	(3,114)		(30,577)		(1,722)	(7,827)	(371)	(782)	(3,737)	(2,063)	(4,406)
Net Increase (Decrease)	$45,082	$(2,587)	$10,525		$9,395		$6,133	$28,330	$951	$1,407	$3,116	$5,327	$7,092
Shares:
Sold	2,992	1	598		814		349	1,271	50	90	288	319	477
Reinvested	1,084	19	103		1,247		1	382	15	16	37	23	65
Redeemed	(1,887)	(157)	(158)		(1,508)		(77)	(345)	(18)	(38)	(176)	(96)	(201)
Net Increase (Decrease)	2,189	(137)	543		553		273	1,308	47	68	149	246	341

Distributions:
Period Ended April 30, 2016
From net investment income $	–	N/A	$–	$	– $		–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(8,349)	N/A	(1,034)		(7,387)		(205)	(3,105)	(117)	(170)	(442)	(402)	(693)
Total Dividends and Distributions $	(8,349)	N/A	$(1,034)		$(7,387	) $	(205)	$(3,105)	$(117)	$(170)	$(442)	$(402)	$(693)
Year Ended October 31, 2015
From net investment income $	– $	– $	–	$	– $		–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(21,322)	(330)	(1,913)		(23,316)		(9)	(7,838)	(274)	(405)	(727)	(455)	(1,324)
Total Dividends and Distributions $	(21,322) $	(330)	$(1,913) $		(23,316) $		(9)	$(7,838)	$(274)	$(405)	$(727)	$(455)	$(1,324)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SmallCap Value Fund II

														Period Ended				Year Ended
														April 30, 2016				October 31, 2015
Operations
Net investment income (loss)																$3,636			$7,869
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																19,061			175,277
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(22,356)			(169,808)
			Net Increase (Decrease) in Net Assets Resulting from Operations													341			13,338

Dividends and Distributions to Shareholders
From net investment income																(8,870)			(4,369)
From net realized gain on investments														(129,070)					(136,041)
								Total Dividends and Distributions						(137,940)					(140,410)

Capital Share Transactions
Net increase (decrease) in capital share transactions																72,858			(111,118)
							Total Increase (Decrease) in Net Assets									(64,741)			(238,190)

Net Assets
Beginning of period														1,324,606					1,562,796
End of period (including undistributed net investment income as set forth below)														$1,259,865					$1,324,606
Undistributed (overdistributed) net investment income (loss)																$171			$5,405
	Class A		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$735		$668		$6,147		$93,019	$170		$1,163		$3,249		$1,740		$2,859		$946
Reinvested	267		1,919		25		130,153	189		280		1,247		1,275		2,233		8
Redeemed	(658)		(1,275)		(327)		(160,808)	(196)		(1,187)		(1,975)		(5,335)		(3,651)		(22)
Net Increase (Decrease)	$344		$1,312		$5,845		$62,364	$163		$256		$2,521		$(2,320)		$1,441		$932
Shares:
Sold	63		62		549		8,481	17		108		303		153		262		86
Reinvested	24		177		2		11,706	18		27		116		118		204		1
Redeemed	(59)		(117)		(30)		(14,332)	(20)		(106)		(184)		(536)		(316)		(2)
Net Increase (Decrease)	28		122		521		5,855	15		29		235		(265)		150		85
Year Ended October 31, 2015(a)
Dollars:
Sold	$2,557		$2,113		$35		$ 182,968	$402		$1,246		$3,363		$2,347		$5,776		$10
Reinvested	70		2,120		2		132,327	211		485		1,213		1,393		2,475		1
Redeemed	(399)		(3,304)		–		(433,011)	(522)		(2,235)		(3,046)		(3,740)		(5,975)		–
Net Increase (Decrease)	$2,228		$929		$37		$ (117,716)	$91		$(504	) $	1,530	$	– $		2,276		$11
Shares:
Sold	192		164		3		13,702	31		100		261		181		441		1
Reinvested	6		172		–		10,497	18		41		99		113		199		–
Redeemed	(31)		(256)		–		(31,710)	(42)		(178)		(237)		(289)		(460)		–
Net Increase (Decrease)	167		80		3		(7,511)	7		(37)		123		5		180		1

Distributions:
Period Ended April 30, 2016
From net investment income $	(11	) $	(44	) $	(2	) $	(8,657)	$–	$	– $		(21	) $	(40	) $	(94	) $	(1)
From net realized gain on
investments	(256)		(1,875)		(23)		(121,780)	(189)		(340)		(1,226)		(1,235)		(2,139)		(7)
Total Dividends and Distributions $	(267	) $	(1,919	) $	(25) $		(130,437)	$(189)		$(340	) $	(1,247	) $	(1,275	) $	(2,233	) $	(8)
Year Ended October 31, 2015(a)
From net investment income $	(2	) $	– $		– $		(4,343)	$–	$	– $		– $		– $		(24	) $	–
From net realized gain on
investments	(68)		(2,120)		(2)		(128,097)	(211)		(485)		(1,213)		(1,393)		(2,451)		(1)
Total Dividends and Distributions $	(70	) $	(2,120	) $	(2) $		(132,440)	$(211)		$(485	) $	(1,213	) $	(1,393	) $	(2,475	) $	(1)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Tax-Exempt Bond Fund

									Period Ended	Year Ended
									April 30, 2016	October 31, 2015
Operations
Net investment income (loss)									$5,565	$9,316
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									727	299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									4,935	(2,628)
			Net Increase (Decrease) in Net Assets Resulting from Operations						11,227	6,987

Dividends and Distributions to Shareholders
From net investment income									(4,984)	(9,623)
								Total Dividends and Distributions	(4,984)	(9,623)

Capital Share Transactions
Net increase (decrease) in capital share transactions									82,725	35,992
						Total Increase (Decrease) in Net Assets			88,968	33,356

Net Assets
Beginning of period									251,199	217,843
End of period (including undistributed net investment income as set forth below)									$340,167	$251,199
Undistributed (overdistributed) net investment income (loss)									$1,249	$668
	Class A		Class B(a)	Class C		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$47,948		N/A	$12,132		$44,272		$2,631
Reinvested	3,584		N/A	210		261		21
Redeemed	(20,966)		N/A	(2,736)		(4,627)		(5)
Net Increase (Decrease)	$30,566		N/A	$9,606		$39,906		$2,647
Shares:
Sold	6,465		N/A	1,628		5,934		352
Reinvested	481		N/A	28		35		3
Redeemed	(2,822)		N/A	(368)		(620)		(1)
Net Increase (Decrease)	4,124		N/A	1,288		5,349		354
Year Ended October 31, 2015(b),(c)
Dollars:
Sold	$49,882	$	– $	6,900		$9,906		$341
Reinvested	7,592		8	297		24		1
Redeemed	(35,976)		(715)	(2,210)		(58)		–
Net Increase (Decrease)	$21,498		$(707)	$4,987		$9,872		$342
Shares:
Sold	6,772		–	936		1,357		47
Reinvested	1,029		1	40		3		–
Redeemed	(4,892)		(96)	(299)		(8)		–
Net Increase (Decrease)	2,909		(95)	677		1,352		47

Distributions:
Period Ended April 30, 2016
From net investment income $	(4,299)		N/A	$(270	) $	(394	) $	(21)
From net realized gain on
investments	–		N/A	–		–		–
Total Dividends and Distributions $	(4,299)		N/A	$(270	) $	(394	) $	(21)
Year Ended October 31, 2015(b),(c)
From net investment income $	(9,202	) $	(9)	$(387	) $	(24	) $	(1)
From net realized gain on
investments	–		–	–		–		–
Total Dividends and Distributions $	(9,202	) $	(9)	$(387	) $	(24	) $	(1)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.
(c)	Period from May 18, 2015, date operations commenced, through October 31, 2015 for Institutional shares.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class A, Class C, and Class P shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the year. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective February 20, 2015, Bond & Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Core Plus Bond Fund I pursuant to a plan of acquisition approved by shareholders on February 13, 2015. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 8,899,000 shares from Core Plus Bond Fund I for 7,568,000 shares valued at $82,846,000 of Bond & Mortgage Securities Fund at an approximate exchange rate of .85, .84, .85, .85, .84, and .85 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of Core Plus Bond Fund I, with a fair value of approximately $82,437,000 were the primary assets acquired by Bond & Mortgage Securities Fund. For financial reporting purposes, assets received and shares issued by Bond & Mortgage Securities Fund were recorded at fair value. The aggregate net assets of Core Plus Bond Fund I and Bond & Mortgage Securities Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $82,846,000 and $4,229,384,000, respectively. The aggregate net assets of Bond & Mortgage Securities Fund immediately following the acquisition were $4,312,230,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Bond & Mortgage Securities Fund, Bond & Mortgage Securities Fund’s pro forma results of operations for the year ended October 31, 2015, would have been $112,191,000 of net investment income, $54,712,000 of net realized and unrealized loss on investments, and $57,479,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Bond & Mortgage Securities Fund that have been included in Bond & Mortgage Securities Fund’s statement of operations since February 20, 2015.

Effective February 23, 2015, Class B shares discontinued operations and converted to Class A shares.

Effective February 27, 2015, the initial purchase of $10,000 of Institutional shares of California Municipal Fund was made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

1. Organization (Continued)

Effective April 24, 2015, Principal Capital Appreciation Fund acquired all the assets and assumed all the liabilities of LargeCap Blend Fund II pursuant to a plan of acquisition approved by shareholders on April 17, 2015. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 64,280,000 shares from LargeCap Blend Fund II for 8,398,000 shares valued at $508,620,000 of Principal Capital Appreciation Fund at an approximate exchange rate of .13 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares. The investment securities of LargeCap Blend Fund II, with a fair value of approximately $540,086,000 and a cost of $486,868,000, were the primary assets acquired by Principal Capital Appreciation Fund. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Blend Fund II was carried forward to align ongoing reporting of Principal Capital Appreciation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Blend Fund II and Principal Capital Appreciation Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $508,620,000 ($5,882,000 of accumulated realized losses and $53,218,000 of unrealized appreciation), and $2,584,975,000, respectively. The aggregate net assets of Principal Capital Appreciation Fund immediately following the acquisition were $3,093,595,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Principal Capital Appreciation Fund, Principal Capital Appreciation Fund’s pro forma results of operations for the year ended October 31, 2015, would have been $38,239,000 of net investment income, $122,408,000 of net realized and unrealized gain on investments, and $160,647,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal Capital Appreciation Fund that have been included in Principal Capital Appreciation Fund’s statement of operations since April 24, 2015.

Effective May 18, 2015, the initial purchase of $10,000 of Institutional shares of Tax-Exempt Bond Fund was made by the Manager.

Effective August 24, 2015, the initial purchase of $10,000 of Class P shares of California Municipal Fund and Tax-Exempt Bond Fund were made by the Manager.

Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.

Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.

Effective March 1, 2016, the initial purchase of $10,000 of R-3, R-4 & R-5 shares of Global Real Estate Securities Fund was made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International
International Fund		Securities Fund		Emerging Markets Fund		International Fund I

Euro	23.6%	Japanese Yen	11.8%	Hong Kong Dollar	19.7%	Japanese Yen	24.3%
Japanese Yen	14.8	Euro	10.9	South Korean Won	16.2	Euro	17.8
British Pound	13.3	Hong Kong Dollar	7.2	New Taiwan Dollar	11.9	Hong Kong Dollar	12.4
Canadian Dollar	12.7	British Pound	6.8	South African Rand	9.1	British Pound	10.3
		Australian Dollar	5.2	Brazilian Real	7.3
				Indian Rupee	6.7

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, redemptions-in-kind, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2016, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $131,000 and International Emerging Markets Fund had a foreign tax refund receivable of $1,257,000 and had a deferred tax liability of $406,000 relating to foreign securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2016, High Yield Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund, and MidCap Fund each borrowed from the Facility. Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Value Fund III, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended April 30, 2016, Global Diversified Income Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Global Diversified Income Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

As of April 30, 2016, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Core Plus Bond Fund
Financial Derivative Instruments: Over the Counter Summary

			Counterparty
			Brown Brothers
	Barclays		Harriman & Co.		Total
Assets*
Foreign Currency Contracts		$—	$27		$27
Total OTC		$—	$27		$27

Liabilities*
Foreign Currency Contracts	$(434)		$(963)		$(1,397)
Total OTC	$(434)		$(963)		$(1,397)

Net Market Value of OTC Derivatives	$(434)		$(936)		$(1,370)
Collateral (Received)/Pledged		—	—		—
Net Exposure	$(434)		$(936)		$(1,370)

Fund: Global Diversified Income Fund
Financial Derivative Instruments: Over the Counter Summary

			Counterparty

				JP Morgan	Royal Bank	Standard Chartered Bank –
	Bank of America	Credit Suisse	HSBC	Chase	of Scotland	Hong Kong	Total
Assets*
Foreign Currency Contracts	$86	$—	$—	$2,510	$832	$108	$3,536
Total OTC	$86	$—	$—	$2,510	$832	$108	$3,536

Liabilities*
Credit Default Swaps	$—	$(1,490)	$—	$(577)	$—	$—	$(2,067)
Foreign Currency Contracts	(1,121)	—	(251)	(7,915)	(240)	(4)	(9,531)
Total OTC	$(1,121)	$(1,490)	$(251)	$(8,492)	$(240)	$(4)	$(11,598)

Net Market Value of OTC Derivatives	$(1,035)	$(1,490)	$(251)	$(5,982)	$592	$104	$(8,062)
Collateral (Received)/Pledged	475 #	1,490 #	—	1,920 #	—	—	3,885
Net Exposure	$(560)	$—	$(251)	$(4,062)	$592	$104	$(4,177)

Fund: High Yield Fund
Financial Derivative Instruments: Over the Counter Summary

	Counterparty
	Brown Brothers
	Harriman & Co.
Liabilities*
Foreign Currency Contracts	$(1,041)
Collateral (Received)/Pledged		—
Net Exposure	$(1,041)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Fund: Inflation Protection Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
									Standard
									Chartered
	Bank	Barclays						Royal	Bank –	State		Westpac
	of	Bank	BNP		Deutsche		Morgan	Bank of	Hong	Street		Banking
	America	PLC	Paribas	Citigroup	Bank AG	HSBC	Stanley	Scotland	Kong	Financial	UBS AG	Corp	Total
Assets*
Foreign Currency
Contracts	$72	$—	$162	$9	$1,521	$88	$809	$—	$283	$—	$32	$—	$2,976
Interest Rate Swaps	—	124	—	—	282	—	—	—	—	—	—	—	406
Purchased Capped Options	—	—	—	—	5	—	—	—	—	—	—	—	5
Purchased Interest Rate
Swaptions	—	28	—	—	3,147	—	—	—	—	—	—	—	3,175
Total OTC	$72	$152	$162	$9	$4,955	$88	$809	$—	$283	$—	$32	$—	$6,562

Liabilities*
Foreign Currency
Contracts	$—	$(1,310)	$(20)	$(261)	$(617)	$(924)	$(529)	$(2)	$(66)	$(3)	$(1,053)	$(186)	$(4,971)
Interest Rate Swaps	—	—	—	—	(41)	—	—	—	—	—	—	—	(41)
Written Interest Rate
Swaptions	—	(426)	—	—	(201)	—	—	—	—	—	—	—	(627)
Total OTC	$—	$(1,736)	$(20)	$(261)	$(859)	$(924)	$(529)	$(2)	$(66)	$(3)	$(1,053)	$(186)	$(5,639)

Net Market Value of OTC
Derivatives	$72	$(1,584)	$142	$(252)	$4,096	$(836)	$280	$(2)	$217	$(3)	$(1,021)	$(186)	$923
Collateral
(Received)/Pledged	—	903 #	—	—	(3,190)^	—	—	—	—	—	—	—	(2,287)
Net Exposure	$72	$(681)	$142	$(252)	$906	$(836)	$280	$(2)	$217	$(3)	$(1,021)	$(186)	$(1,364)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

  The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
  The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2016, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	189,352	$14,021
Options written	814,071	109,910
Options expired	(24,322)	(3,468)
Options closed	(836,552)	(67,904)
Options exercised	(51,434)	(7,653)
Balance at end of period	91,115	45,716

Inflation Protection Fund		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	312,255,597	175,390	$6,222
Options written	1,289,352,285	74,700	10,751
Options expired	(186,251,110)	(7,730)	(1,620)
Options closed	(792,173,181)	(26,400)	(6,384)
Options exercised	(211,580,000)	(97,260)	(3,240)
Balance at end of period	411,603,591	118,700	$5,729

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2016, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/(loss)
Core Plus Bond Fund	$20,700	$—
Global Diversified Income Fund	16,373	—
High Yield Fund	37,700	—

Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2016 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2016, counterparties had pledged collateral for swap agreements of $3,190,000 for Inflation Protection Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hyrbrid 2060 Fund, Principal LifeTime Hybrid Income Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) along with Real Estate Allocation Fund invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds").

The performance and risks of each Principal LifeTime Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, Real Estate Allocation Fund, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Principal Real Estate Investors, LLC (“Principal-REI”) is the Sub-Advisor to Real Estate Allocation Fund, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal-REI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

As of April 30, 2016, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and PVC Multi-Asset Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Fund	Shares Owned	Fund	Shares Owned
Core Plus Bond Fund	86.01%	International Emerging Markets Fund	49.86%
Diversified International Fund	49.75	LargeCap Growth Fund	61.63
Equity Income Fund	39.13	LargeCap Growth Fund I	26.43
Global Diversified Income Fund	13.31	LargeCap S&P 500 Index Fund	48.93
Global Real Estate Securities Fund	38.97	LargeCap Value Fund	82.06
Government & High Quality Bond Fund	54.43	MidCap Fund	9.79
High Yield Fund	13.61	MidCap Value Fund III	69.76
High Yield Fund I	20.37	Principal Capital Appreciation Fund	28.59
Income Fund	59.83	Short-Term Income Fund	42.74
Inflation Protection Fund	56.77	SmallCap Value Fund II	44.24

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for	Asset Derivatives April 30, 2016		Fair	Liability Derivatives April 30, 2016	Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$2,548	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$27	Payables	$1,397
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$122*	Payables, Net Assets Consist of Net unrealized	$445	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	149		$4,390
Global Diversified Income Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$2,067
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,922	Payables, Net Assets Consist of Net unrealized	$48,298
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$3,536 Payables		$9,531
		Total$	5,458		$59,896
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$564*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$—	Payables	$1,041
		Total$	564		$1,041
Inflation Protection Fund
Foreign exchange contracts	Receivables		$6,723 Payables		$7,531
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4,954*	Payables, Net Assets Consist of Net unrealized	$2,412	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	11,677		$9,943
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$155*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,721*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$81	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,760*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,386*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(1,031)	$(2,534)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(789)	$(1,516)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$3,998	$(206)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$2,178	$(4,256)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)
			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$2,373	$692
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$11,469	$2,383
	transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$5,546	$(12,017)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Swap	$(77)	$—
	agreements
	Total	$19,311)	$(8,942)
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(936)	$277
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(60)	$(1,579)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(996)	$(1,302)
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$(10,792)	$(3,068)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(8,931)	$3,191
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(19,723)	$123
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$(968)	$(848)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$7,325	$(8,645)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$7,223	$(4,833)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$2,058	$257
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Fund
Equity contracts	Net realized gain (loss) from Futures	$(16)	$(13)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)
			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$(493)	$1,045
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2016.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.
Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 as of April 30, 2016 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Global Diversified Income Fund	$10,694,322
International Emerging Markets Fund	6,207,255
SmallCap Value Fund II	192,276

In addition, $6,207,255 was transferred from Level 1 to Level 2 in the International Emerging Markets Fund to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the Fund’s net asset value.

Below are transfers from Level 2 to Level 1 as of April 30, 2016 due to the resumption of trading for previous thinly traded securities:

Core Plus Bond Fund	$3,592,971
Global Diversified Income Fund	7,484,698
High Yield Fund I	1,596,375
SmallCap Value Fund II	246,834

The following is a summary of the inputs used as of April 30, 2016, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$339,456	$—	$339,456
Total investments in securities $	—	$339,456	$—	$339,456
Core Plus Bond Fund
Bonds*	$—	$2,717,088	$169	$2,717,257
Convertible Bonds*	—	1,733	—	1,733
Investment Companies*	159,393	—	—	159,393
Preferred Stocks	17,472	—	—	17,472
Senior Floating Rate Interests*	—	82,339	—	82,339
U.S. Government & Government Agency Obligations*	—	1,518,220	—	1,518,220
Total investments in securities $	176,865	$4,319,380	$169	$4,496,414
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$27	$—	$27
Interest Rate Contracts**
Futures	$122	$—	$—	$122
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(2,548)	$—	$(2,548)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,397)	$—	$(1,397)
Interest Rate Contracts**
Futures	$(445)	$—	$—	$(445)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$59,405	$204,479	$—	$263,884
Communications		20,091	871,470	—	891,561
Consumer, Cyclical		216,255	802,096	—	1,018,351
Consumer, Non-cyclical		115,993	965,841	—	1,081,834
Diversified		—	59,948	—	59,948
Energy		237,136	274,773	—	511,909
Financial		492,314	1,116,877	—	1,609,191
Industrial		91,247	606,588	—	697,835
Technology		18,808	383,932	—	402,740
Utilities		—	255,699	—	255,699
Investment Companies*		213,012	—	—	213,012
Preferred Stocks
Basic Materials		—	10,048	—	10,048
	Total investments in securities $	1,464,261	$5,551,751	$—	$7,016,012

Equity Income Fund
Common Stocks*		$5,303,669	$—	$—	$5,303,669
Investment Companies*		97,493	—	—	97,493
	Total investments in securities $	5,401,162	$—	$—	$5,401,162

Global Diversified Income Fund
Bonds*		$—	$6,971,712	$64,840	$7,036,552
Common Stocks
Basic Materials		16,753	41,296	—	58,049
Communications		145,036	26,780	10	171,826
Consumer, Cyclical		7,422	52,852	116	60,390
Consumer, Non-cyclical		128,518	100,120	—	228,638
Diversified		—	7,463	—	7,463
Energy		256,331	25,897	—	282,228
Financial		390,847	287,045	—	677,892
Government		1,378	—	—	1,378
Industrial		48,547	50,418	49	99,014
Technology		35,021	5,225	—	40,246
Utilities		351,449	98,082	—	449,531
Convertible Bonds*		—	921	1,795	2,716
Financial		4,862	—	—	4,862
Credit Linked Structured Notes*		—	—	3,113	3,113
Investment Companies*		317,583	—	—	317,583
Preferred Stocks
Communications		18,339	14,146	—	32,485
Consumer, Non-cyclical		—	1,027	—	1,027
Financial		134,253	24,976	—	159,229
Industrial		14,732	—	107	14,839
Utilities		10,444	1,330	—	11,774
Senior Floating Rate Interests*		—	778,487	10,495	788,982
Purchased Options		1,922	—	—	1,922
	Total investments in securities $	1,883,437	$8,487,777	$80,525	$10,451,739
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$3,536	$—	$3,536
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(2,067)	$—	$(2,067)
Equity Contracts**
Options		$(48,298)	$—	$—	$(48,298)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(9,531)	$—	$(9,531)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$15,393	$30,595	$—	$45,988
Financial		1,590,405	1,327,667	—	2,918,072
Industrial		—	13,338	—	13,338
Technology		16,619	—	—	16,619
Investment Companies*		31,038	—	—	31,038
	Total investments in securities $	1,653,455	$1,371,600	$—	$3,025,055

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds*	$—	$497,105	$—	$497,105
Investment Companies*	56,032	—	—	56,032
U.S. Government & Government Agency Obligations*	—	1,046,688	—	1,046,688
Total investments in securities $	56,032	$1,543,793	$—	$1,599,825

High Yield Fund
Bonds*	$—	$2,937,276	$—	$2,937,276
Common Stocks
Consumer, Non-cyclical	—	—	488	488
Energy	—	—	—	—
Technology	—	—	—	—
Convertible Bonds*	—	19,998	—	19,998
Investment Companies*	169,140	—	—	169,140
Senior Floating Rate Interests*	—	216,191	—	216,191
U.S. Government & Government Agency Obligations*	—	24,839	—	24,839
Total investments in securities $	169,140	$3,198,304	$488	$3,367,932
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$564	$—	$564
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,041)	$—	$(1,041)

High Yield Fund I
Bonds*	$—	$778,993	$54	$779,047
Common Stocks
Communications	411	—	—	411
Consumer, Cyclical	—	12	—	12
Industrial	—	—	—	—
Utilities	264	—	160	424
Convertible Bonds*	—	226	497	723
Investment Companies*	40,586	—	—	40,586
Preferred Stocks	1,555	—	—	1,555
Senior Floating Rate Interests*	—	62,590	—	62,590
Total investments in securities $	42,816	$841,821	$711	$885,348

Income Fund
Bonds*	$—	$1,950,973	$15,692	$1,966,665
Common Stocks
Financial	—	—	3	3
Industrial	—	—	—	—
Technology	—	—	—	—
Investment Companies*	109,814	—	—	109,814
Senior Floating Rate Interests*	—	6,528	—	6,528
U.S. Government & Government Agency Obligations*	—	1,113,500	—	1,113,500
Total investments in securities $	109,814	$3,071,001	$15,695	$3,196,510

Inflation Protection Fund
Bonds*	$—	$78,367	$73	$78,440
Investment Companies*	55,800	—	—	55,800
U.S. Government & Government Agency Obligations*	—	1,638,895	—	1,638,895
Purchased Interest Rate Swaptions	—	3,176	—	3,176
Purchased Capped Options	—	5	—	5
Purchased Options	450	3,747	—	4,197
Total investments in securities $	56,250	$1,724,190	$73	$1,780,513
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,976	$—	$2,976
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$209	$—	$209
Futures	707	—	—	707
Interest Rate Swaps	—	406	—	406
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,971)	$—	$(4,971)
Written Options	—	(2,560)	—	(2,560)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,356)	$—	$(1,356)
Futures	(94)	—	—	(94)
Interest Rate Swaps	—	(41)	—	(41)
Interest Rate Swaptions	—	(627)	—	(627)
Options	(293)	—	—	(293)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$—	$48,023	$—	$48,023
Communications		29,888	140,865	—	170,753
Consumer, Cyclical		9,036	101,492	—	110,528
Consumer, Non-cyclical		50,216	37,079	—	87,295
Diversified		—	11,441	—	11,441
Energy		40,419	70,363	—	110,782
Financial		21,627	215,087	—	236,714
Industrial		18,022	53,591	—	71,613
Technology		22,747	114,539	—	137,286
Utilities		6,031	32,031	—	38,062
Investment Companies*		2,856	—	—	2,856
Preferred Stocks
Basic Materials		7,472	6,560	—	14,032
Communications		—	667	—	667
Diversified		—	22,283	—	22,283
Financial		7,926	—	—	7,926
	Total investments in securities $	216,240	$854,021	$—	$1,070,261

International Fund I
Common Stocks
Basic Materials		$—	$12,661	$—	$12,661
Communications		—	32,880	—	32,880
Consumer, Cyclical		7,640	80,387	—	88,027
Consumer, Non-cyclical		2,298	47,515	—	49,813
Diversified		—	2,001	—	2,001
Energy		—	10,783	—	10,783
Financial		—	57,391	—	57,391
Industrial		5,403	51,220	—	56,623
Technology		25,592	28,431	—	54,023
Utilities		—	8,914	—	8,914
Investment Companies*		10,842	—	—	10,842
	Total investments in securities $	51,775	$332,183	$—	$383,958
Assets
Equity Contracts**
Futures		$155	$—	$—	$155

LargeCap Growth Fund
Common Stocks*		$2,453,808	$—	$—	$2,453,808
Investment Companies*		71,732	—	—	71,732
	Total investments in securities $	2,525,540	$—	$—	$2,525,540

LargeCap Growth Fund I
Common Stocks
Basic Materials		$132,748	$—	$—	$132,748
Communications		1,483,894	—	1,250	1,485,144
Consumer, Cyclical		1,011,125	—	—	1,011,125
Consumer, Non-cyclical		1,906,042	—	—	1,906,042
Diversified		95	—	—	95
Energy		4,994	—	—	4,994
Financial		587,858	—	—	587,858
Industrial		662,467	—	—	662,467
Technology		1,044,055	—	—	1,044,055
Utilities		424	—	—	424
Convertible Preferred Stocks
Communications		—	—	27,660	27,660
Investment Companies*		172,283	—	—	172,283
Preferred Stocks
Communications		—	—	8,749	8,749
Technology		—	3,888	—	3,888
	Total investments in securities $	7,005,985	$3,888	$37,659	$7,047,532
Assets
Equity Contracts**
Futures		$3,721	$—	$—	$3,721

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Index Fund
Common Stocks*		$4,802,546	$—	$—	$4,802,546
Investment Companies*		21,037	—	—	21,037
	Total investments in securities $	4,823,583	$—	$—	$4,823,583
Liabilities
Equity Contracts**
Futures		$(81)	$—	$—	$(81)

LargeCap Value Fund
Common Stocks*		$2,253,030	$—	$—	$2,253,030
Investment Companies*		10,460	—	—	10,460
	Total investments in securities $	2,263,490	$—	$—	$2,263,490

MidCap Fund
Common Stocks*		$10,914,529	$—	$—	$10,914,529
Investment Companies*		41,472	—	—	41,472
	Total investments in securities $	10,956,001	$—	$—	$10,956,001

MidCap Value Fund III
Common Stocks*		$1,100,463	$—	$—	$1,100,463
Investment Companies*		60,154	—	—	60,154
	Total investments in securities $	1,160,617	$—	$—	$1,160,617
Assets
Equity Contracts**
Futures		$1,760	$—	$—	$1,760

Money Market Fund
Bonds*		$—	$88,980	$—	$88,980
Certificate of Deposit*		—	29,800	—	29,800
Commercial Paper*		—	745,847	—	745,847
Investment Companies*		53,580	—	—	53,580
Municipal Bonds*		—	54,827	—	54,827
Repurchase Agreements*		—	50,000	—	50,000
	Total investments in securities $	53,580	$969,454	$—	$1,023,034

Principal Capital Appreciation Fund
Common Stocks*		$2,469,605	$—	$—	$2,469,605
Investment Companies*		52,072	—	—	52,072
	Total investments in securities $	2,521,677	$—	$—	$2,521,677

Real Estate Securities Fund
Common Stocks*		$2,560,003	$—	$—	$2,560,003
Investment Companies*		80,985	—	—	80,985
	Total investments in securities $	2,640,988	$—	$—	$2,640,988

Short-Term Income Fund
Bonds*		$—	$2,881,966	$5,750	$2,887,716
Investment Companies*		48,065	—	—	48,065
U.S. Government & Government Agency Obligations*		—	1,204	—	1,204
	Total investments in securities $	48,065	$2,883,170	$5,750	$2,936,985

SmallCap Fund
Common Stocks
Basic Materials		$5,086	$—	$—	$5,086
Communications		18,868	—	—	18,868
Consumer, Cyclical		77,385	—	—	77,385
Consumer, Non-cyclical		114,956	53	—	115,009
Energy		17,635	—	—	17,635
Financial		139,980	—	—	139,980
Industrial		74,251	—	—	74,251
Technology		61,533	—	—	61,533
Utilities		22,185	—	—	22,185
Investment Companies*		12,847	—	—	12,847
	Total investments in securities $	544,726	$53	$—	$544,779

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$39,411	$—	$—	$39,411
Communications		32,948	—	201	33,149
Consumer, Cyclical		122,045	61	—	122,106
Consumer, Non-cyclical		199,957	2	—	199,959
Diversified		216	—	—	216
Energy		71,336	—	—	71,336
Financial		359,947	184	—	360,131
Government		228	—	—	228
Industrial		184,315	1	—	184,316
Technology		104,663	—	—	104,663
Utilities		64,215	—	—	64,215
Investment Companies*		73,773	—	—	73,773
	Total investments in securities $	1,253,054	$248	$201	$1,253,503

Assets
Equity Contracts**
Futures		$2,386	$—	$—	$2,386

Tax-Exempt Bond Fund
Bonds*		$—	$1,537	$—	$1,537
Municipal Bonds*		—	329,349	—	329,349
	Total investments in securities $	—	$330,886	$—	$330,886

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First	Next	Next	Over
	$500	$500	$500	$1.5
	million	million	million	billion
MidCap Value Fund III	.65%	.63%	.61%	.60%
SmallCap Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund	.45	.43	.41	.40

								Net Assets of Fund
		Net Assets of Fund (in billions)						(in billions)
		First $1	Over $1					First $2	Over $2
California Municipal Fund		.45%	.40%	Government & High Quality Bond Fund				.50%	.45%

	Net Assets of Fund (in millions)						Net Assets of Fund
							First	Next
	First	Next	Over				$500	$500	Over $1
	$200	$300	$500				million	million	billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund			.625%	.50%	.375%

	Net Assets of Fund (in millions)						Net Assets of Fund (in billions)
	First		Over
	$250		$250				First $2	Next $1	Over $3
High Yield Fund	.625%		.50%			Income Fund	.50%	.44%	.43%

			Net Assets of Fund
	First		Next	Next	Next	Next $1	Over $3
		$500 million	$500 million	$500 million	$500 million	billion	billion
Core Plus Bond Fund		.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund		.90	.88	.86	.85	.83	.80
Global Diversified Income Fund		.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund		.90	.88	.86	.85	.84	.83
High Yield Fund I		.65	.63	.61	.60	.59	.58
Inflation Protection Fund		.40	.38	.36	.35	.34	.33
International Emerging Markets Fund		1.20	1.18	1.16	1.15	1.14	1.13
International Fund I		.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I		.66	.64	.62	.61	.60	.59
Large Cap Value Fund		.45	.43	.41	.40	.39	.38
MidCap Fund		.65	.63	.61	.60	.59	.58
Money Market Fund		.40	.39	.38	.37	.36	.35
Real Estate Securities Fund		.85	.83	.81	.80	.79	.78
SmallCap Value Fund II		1.00	.98	.96	.95	.94	.93

		Net Assets of Fund
	First	Next
	$500	$500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

	Net Assets of Fund (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund	.60%	.55%	.50%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

				Period from November 1, 2015 through April 30, 2016
	Class A		Class C	Class J	Class P	Institutional		Expiration
California Municipal Fund	N/A		N/A	N/A	.52%	.60%		February 28, 2017
Core Plus Bond Fund	.88%		1.75%	N/A	N/A	N/A		February 28, 2017
Diversified International Fund	N/A		2.08	N/A	N/A	N/A		February 28, 2017
Global Real Estate Securities Fund	N/A		2.20	N/A	N/A	N/A		February 28, 2017
Government & High Quality Bond Fund	.88		1.63	N/A	N/A	N/A		February 28, 2017
High Yield Fund	N/A		N/A	N/A	N/A	.61	*	February 28, 2017
High Yield Fund I	1.05		N/A	N/A	N/A	N/A		February 28, 2017
Inflation Protection Fund	.90		1.65	1.15%	N/A	N/A		February 28, 2017
International Emerging Markets Fund	1.75		2.80	N/A	N/A	N/A		February 28, 2017
International Fund I	1.45		N/A	N/A	N/A	1.00		February 28, 2017
LargeCap Growth Fund I	1.25		N/A	N/A	N/A	N/A		February 28, 2017
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A	N/A		February 28, 2017
LargeCap Value Fund	N/A		1.70	N/A	N/A	N/A		February 28, 2017
MidCap Value Fund III	1.30		N/A	N/A	N/A	N/A		February 28, 2017
Money Market Fund	N/A		1.79	N/A	N/A	N/A		February 28, 2017
Real Estate Securities Fund	N/A		2.20	N/A	N/A	N/A		February 29, 2016
SmallCap Fund	1.35	^	2.08	N/A	N/A	.80		February 28, 2017
SmallCap Value Fund II	1.45		N/A	N/A	N/A	N/A		February 28, 2017
Tax-Exempt Bond Fund	N/A		1.60	N/A	.53%	.60		February 28, 2017

*Period from January 12, 2016 to April 30, 2016.
^Expired February 29, 2016

		Period from November 1, 2015 through April 30, 2016
	R-1	R-2	R-3	R-4	R-5	R-6	Expiration
Global Real Estate Securities Fund	N/A	N/A	N/A	N/A	N/A	.94%	February 28, 2017
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	N/A	February 28, 2017
Income Fund	N/A	N/A	N/A	N/A	N/A	.55	February 28, 2017
LargeCap Growth Fund I	N/A	N/A	N/A	N/A	N/A	.65	February 28, 2017
MidCap Value Fund III	N/A	N/A	N/A	N/A	N/A	.69	February 28, 2017
Short-Term Income Fund	1.30	1.18	.99	.79	.68	N/A	February 28, 2017
SmallCap Value Fund II	N/A	N/A	N/A	N/A	N/A	1.01	February 28, 2017

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ending February 28, 2017. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

LargeCap Growth Fund I	.016%
MidCap Value Fund III	.014
SmallCap Value Fund II	.024

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses, through the period ending February 28, 2017. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short Term Income Fund, SmallCap Fund, and SmallCap Value Fund II, respectively.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .132% for Class J shares. The voluntary expense limit may be terminated at any time.

Effective December 31, 2015, the Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2017.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to Class C shares of Money Market Fund. The limit will maintain the level of distribution fees not to exceed 0% for Class C shares. The voluntary expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2016, were as follows (in thousands):

	Class A	Class C	Class J
California Municipal Fund	$58	$1	$N/A
Core Plus Bond Fund	24	–	3
Diversified International Fund	70	1	5
Equity Income Fund	124	5	N/A
Global Diversified Income Fund	286	132	N/A
Global Real Estate Securities Fund	31	3	N/A
Government & High Quality Bond Fund	78	6	6
High Yield Fund	80	11	N/A
High Yield Fund I	6	N/A	N/A
Income Fund	53	5	8
Inflation Protection Fund	2	–	–
International Emerging Markets Fund	45	1	2
International Fund I	7	N/A	N/A
LargeCap Growth Fund	88	1	3
LargeCap Growth Fund I	46	N/A	5
LargeCap S&P 500 Index Fund	76	3	19
LargeCap Value Fund	49	–	1
MidCap Fund	160	5	1
MidCap Value Fund III	42	N/A	1
Money Market Fund	8	12	58
Principal Capital Appreciation Fund	176	5	N/A
Real Estate Securities Fund	94	7	5
Short-Term Income Fund	146	12	12
SmallCap Fund	89	2	2
SmallCap Value Fund II	7	N/A	–
Tax-Exempt Bond Fund	47	2	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2016, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-3	R-4	R-5	R-6
California Municipal Fund	–	1	1	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	N/A	4,046	–	–	–	N/A
Diversified International Fund	–	–	245,018	–	–	–	N/A
Equity Income Fund	–	–	54,975	–	–	–	N/A
Global Diversified Income Fund	–	–	53,964	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	–	–	68,074	1	1	1	1
Government & High Quality Bond Fund	–	–	18	–	–	–	N/A
High Yield Fund	–	–	9,869	N/A	N/A	N/A	N/A
High Yield Fund I	–	N/A	60,689	N/A	N/A	N/A	N/A
Income Fund	–	–	45,926	–	–	–	1
Inflation Protection Fund	–	N/A	73,729	–	–	–	N/A
International Emerging Markets Fund	–	–	12,637	–	–	–	N/A
International Fund I	1	1	19,761	–	–	–	N/A
LargeCap Growth Fund	–	–	1,164	–	–	–	N/A
LargeCap Growth Fund I	–	1	222,478	–	–	–	1
LargeCap S&P 500 Index Fund	–	N/A	5,325	–	–	–	N/A
LargeCap Value Fund	–	1	1,055	–	–	–	N/A
MidCap Value Fund III	1	1	1	–	–	–	1
Money Market Fund	761	N/A	11	N/A	N/A	N/A	N/A
Principal Capital Appreciation Fund	–	–	9,266	–	–	–	N/A
Real Estate Securities Fund	–	–	18,802	–	–	–	N/A
Short-Term Income Fund	–	–	52,456	–	–	–	N/A
SmallCap Fund	–	1	644	–	–	–	N/A
SmallCap Value Fund II	1	1	42,584	–	–	–	1
Tax-Exempt Bond Fund	31	1	1	N/A	N/A	N/A	N/A

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $24,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2016.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

6. Investment Transactions

For the period ended April 30, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
California Municipal Fund	$145,134	$39,185
Core Plus Bond Fund	2,426,863	2,477,386
Diversified International Fund	2,240,244	1,360,589
Equity Income Fund	505,514	590,858
Global Diversified Income Fund	4,683,155	5,148,664
Global Real Estate Securities Fund	1,201,825	1,078,955
Government & High Quality Bond Fund	185,282	165,074
High Yield Fund	573,465	589,422
High Yield Fund I	208,124	186,803
Income Fund	258,494	216,945
Inflation Protection Fund	—	700
International Emerging Markets Fund	735,954	809,227
International Fund I	147,029	115,316
LargeCap Growth Fund	778,920	987,512
LargeCap Growth Fund I	1,075,421	1,066,254
LargeCap S&P 500 Index Fund	103,568	90,013
LargeCap Value Fund	1,097,046	1,237,166
MidCap Fund	1,182,212	1,345,783
MidCap Value Fund III	450,338	325,065
Principal Capital Appreciation Fund	605,152	695,552
Real Estate Securities Fund	653,765	452,450
Short-Term Income Fund	798,098	656,859
SmallCap Fund	173,067	181,295
SmallCap Value Fund II	298,472	341,643
Tax-Exempt Bond Fund	121,692	52,123

In addition Global Diversified Income Fund had $942,392,000 of covers on securities sold short and $910,832,000 of securities sold short.

For the period ended April 30, 2016, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Core Plus Bond Fund	$1,464,069	$1,440,061
Government & High Quality Bond Fund	73,136	59,034
High Yield Fund	24,694	–
Income Fund	32,626	45
Inflation Protection Fund	616,035	566,624
Short-Term Income Fund	—	5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2016 and October 31, 2015 were as follows (amounts in thousands):

							Long-Term
		Ordinary Income		Tax-Exempt Income			Capital Gain			Section 1250 Gain
		2016	2015	2016	2015	*	2016	2015	^	2016	2015	#
California Municipal Fund	$	— $	160	$5,157	$8,745	$	— $	— $		— $	—
Core Plus Bond Fund		50,487	110,080	—	—		—	—		—	—
Diversified International Fund		89,275	78,901	—	—		—	—		—	—
Equity Income Fund		62,535	126,046	—	—		—	—		—	—
Global Diversified Income Fund		320,577	540,658	—	—		—	171,142		—	—
Global Real Estate Securities Fund		53,698	76,290	—	—		52,959	11,740		—	—
Government & High Quality Bond Fund		27,933	44,238	—	—		—	—		—	—
High Yield Fund		110,285	221,037	—	—		—	23,779		—	—
High Yield Fund I		24,861	72,862	—	—		—	9,911		—	—
Income Fund		60,108	100,635	—	—		—	—		—	—
Inflation Protection Fund		13,459	17,061	—	—		—	—		—	—
International Emerging Markets Fund		9,038	31,011	—	—		—	—		—	—
International Fund I		2,980	7,847	—	—		—	—		—	—
LargeCap Growth Fund		6,377	4,548	—	—		279,032	354,865		—	—
LargeCap Growth Fund I		3,979	85,471	—	—		816,477	640,765		—	—
LargeCap S&P 500 Index Fund		83,122	71,587	—	—		38,990	—		—	—
LargeCap Value Fund		59,260	225,546	—	—		161,881	181,975		—	—
MidCap Fund		8,962	29,212	—	—		639,107	441,399		—	—
MidCap Value Fund III		12,555	37,100	—	—		25,650	43,485		—	—
Principal Capital Appreciation Fund		35,363	27,603	—	—		103,143	93,647		—	—
Real Estate Securities Fund		29,650	30,710	—	—		112,091	18,261		5,451	2,200
Short-Term Income Fund		28,135	41,040	—	—		—	630		—	—
SmallCap Fund		—	9,561	—	—		21,904	48,352		—	—
SmallCap Value Fund II		24,229	27,593	—	—		113,711	112,817		—	—
Tax-Exempt Bond Fund		—	183	4,984	9,440		—	—		—	—

*The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

#Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2015, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

								Total
	Undistributed	Undistributed	Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term		Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains		Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—	$—	$—		$(43,872)	$17,523	$—	$(26,349)
Core Plus Bond Fund	1,473	—	—		(125,688)	(38,998)	(571)	(163,784)
Diversified International Fund	83,148	—	—		(446,671)	515,371	—	151,848
Equity Income Fund	10,820	—	—		(109)	1,644,854	—	1,655,565
Global Diversified Income Fund	53,012	—	—		(67,840)	(253,689)	(1,782)	(270,299)
Global Real Estate Securities Fund	34,196	—	66,932		(517)	233,961	—	334,572
Government & High Quality Bond Fund	1,783	—	—		(59,392)	(6,338)	—	(63,947)
High Yield Fund	8,796	—	—		(11,106)	(225,575)	(2,479)	(230,364)
High Yield Fund I	851	—	—		(19,758)	(48,574)	(407)	(67,888)
Income Fund	6,036	—	—		(33,623)	1,452	—	(26,135)
Inflation Protection Fund	13,457	—	—		(18,838)	(60,431)	(2,946)	(68,758)
International Emerging Markets Fund	7,158	—	—		(117,288)	(44,639)	—	(154,769)
International Fund I	2,852	—	—		(313,953)	35,471	—	(275,630)
LargeCap Growth Fund	3,505	—	342,428		—	708,988	—	1,054,921
LargeCap Growth Fund I	1,122	—	978,309		—	1,782,258	—	2,761,689
LargeCap S&P 500 Index Fund	62,336	—	38,987		(17,236)	1,600,515	—	1,684,602
LargeCap Value Fund	48,816	—	257,967		—	207,085	—	513,868
MidCap Fund	—	—	701,830		—	2,243,541	—	2,945,371
MidCap Value Fund III	8,971	—	34,690		—	82,703	—	126,364
Money Market Fund	—	—	—		(38,446)	—	—	(38,446)
Principal Capital Appreciation Fund	27,806	—	130,012		(9,104)	1,159,082	—	1,307,796
Real Estate Securities Fund	11,577	—	122,635	^	—	574,404	—	708,616
Short-Term Income Fund	3,856	—	—		(19,498)	(2,421)	(682)	(18,745)
SmallCap Fund	—	—	25,436		(6,500)	96,111	—	115,047
SmallCap Value Fund II	21,271	—	157,670		—	115,446	—	294,387
Tax-Exempt Bond Fund	—	43	—		(21,757)	19,024	—	(2,690)

*Represents book-to-tax accounting differences.

^ Undistributed Long-Term Capital Gain reported includes $5,451,000 of Undistributed 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2015, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:					No Expiration
					Short-	Long-		Annual
	2016	2017	2018	2019	Term	Term	Total	Limitations*
California Municipal Fund	$10,723	$ 21,987	$3,189	$6,663	$568	$742	$43,872	$—
Core Plus Bond Fund	—	104,898	—	20,018	—	772	125,688	—
Diversified International Fund	38,411	372,959	—	—	35,301	—	446,671	38,411
Equity Income Fund	—	—	—	109	—	—	109	—
Global Diversified Income Fund	—	—	—	—	67,840	—	67,840	—
Global Real Estate Securities Fund	—	400	117	—	—	—	517	200
Government & High Quality Bond Fund	55,497	2,385	—	—	194	1,316	59,392	—
High Yield Fund	—	—	—	—	6,012	5,094	11,106	—
High Yield Fund I	—	—	—	—	11,218	8,540	19,758	—
Income Fund	—	11,616	8,587	13,420	—	—	33,623	—
Inflation Protection Fund	—	—	—	—	4,198	14,640	18,838	—
International Emerging Markets Fund	—	68,739	—	—	48,549	—	117,288	—
International Fund I	21,578	272,451	—	—	15,519	4,405	313,953	—
LargeCap S&P 500 Index Fund	17,236	—	—	—	—	—	17,236	—
Money Market Fund	35,477	2,969	—	—	—	—	38,446	5,612
Principal Capital Appreciation Fund	9,104	—	—	—	—	—	9,104	9,104
Short-Term Income Fund	3,950	15,548	—	—	—	—	19,498	5,314
SmallCap Fund	5,909	—	—	—	—	—	5,909	5,909
Tax-Exempt Bond Fund	3,668	8,745	3,432	2,371	3,504	37	21,757	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2015, the following Funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$280	$278
Diversified International Fund	38,411	—
Equity Income Fund	—	354,490
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	3,147	665
Income Fund	—	8,909
LargeCap S&P 500 Index Fund	—	38,874
Money Market Fund	2,794	—
Principal Capital Appreciation Fund	—	9,104
Short-Term Income Fund	—	392
SmallCap Fund	—	5,909
Tax-Exempt Bond Fund	—	470

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2015, SmallCap Fund had an approximate late-year ordinary loss of $591,000.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2015, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
California Municipal Fund	$16	$380	$(396)
Core Plus Bond Fund	4,366	(1,254)	(3,112)
Diversified International Fund	284	38,127	(38,411)
Equity Income Fund	(19,637)	28,300	(8,663)
Global Diversified Income Fund	(3,317)	3,405	(88)
Global Real Estate Securities Fund	29,439	(32,356)	2,917
Government & High Quality Bond Fund	8,999	(5,852)	(3,147)
High Yield Fund	6,342	(6,342)	—
High Yield Fund I	171	(171)	—
Income Fund	9,216	(9,216)	—
Inflation Protection Fund	7,147	(7,147)	—
International Emerging Markets Fund	(2,580)	2,580	—
International Fund I	(650)	650	—
LargeCap Growth Fund	(336)	336	—
LargeCap Growth Fund I	2,272	(2,272)	—
LargeCap S&P 500 Index Fund	(350)	(54,192)	54,542
LargeCap Value Fund	(285)	285	—
MidCap Fund	(1,171)	1,171	—
MidCap Value Fund III	(138)	(11,198)	11,336
Money Market Fund	—	2,773	(2,773)
Principal Capital Appreciation Fund	(69)	(2,379)	2,448
Real Estate Securities Fund	(2,798)	—	2,798
Short-Term Income Fund	1	(1)	—
SmallCap Fund	(32)	21	11
SmallCap Value Fund II	859	(858)	(1)
Tax-Exempt Bond Fund	(55)	55	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
California Municipal Fund*	$25,039	$(93)	$24,946	$301,530
Core Plus Bond Fund	84,515	(50,170)	34,345	4,462,069
Diversified International Fund	696,473	(285,387)	411,086	6,604,926
Equity Income Fund	1,775,485	(132,283)	1,643,202	3,757,960
Global Diversified Income Fund	428,897	(553,389)	(124,492)	10,576,231
Global Real Estate Securities Fund	275,817	(63,767)	212,050	2,813,005
Government & High Quality Bond Fund	29,790	(30,375)	(585)	1,600,410
High Yield Fund	67,069	(274,258)	(207,189)	3,575,121
High Yield Fund I	22,805	(52,810)	(30,005)	915,353
Income Fund	109,372	(85,250)	24,122	3,172,388
Inflation Protection Fund	32,814	(14,683)	18,131	1,762,382
International Emerging Markets Fund	82,160	(54,502)	27,658	1,042,603
International Fund I	43,092	(16,451)	26,641	357,317
LargeCap Growth Fund	446,002	(56,270)	389,732	2,135,808
LargeCap Growth Fund I	1,651,474	(202,097)	1,449,377	5,598,155
LargeCap S&P 500 Index Fund	1,700,372	(157,091)	1,543,281	3,280,302
LargeCap Value Fund	137,087	(38,165)	98,922	2,164,568
MidCap Fund	2,596,610	(335,061)	2,261,549	8,694,452
MidCap Value Fund III	130,849	(45,256)	85,593	1,075,024
Money Market Fund	—	—	—	1,023,034
Principal Capital Appreciation Fund	963,324	(24,246)	939,078	1,582,599
Real Estate Securities Fund	603,169	(23,892)	579,277	2,061,711
Short-Term Income Fund	25,504	(22,244)	3,260	2,933,725
SmallCap Fund	92,841	(33,370)	59,471	485,308
SmallCap Value Fund II	175,258	(82,927)	92,331	1,161,172
Tax-Exempt Bond Fund*	24,823	(784)	24,039	298,235

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 98.54%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California - 96.51%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Communities
5.00%, 08/01/2043	$1,500	$1,744	Development Authority (continued)
Alameda Community Improvement			5.00%, 12/01/2041(d)	$3,000	$3,264
Commission Successor Agency (credit			5.25%, 12/01/2029	3,000	3,389
support from BAM)			5.25%, 12/01/2034	3,500	3,885
5.00%, 09/01/2031(a)	1,000	1,181	7.25%, 11/15/2041(c)	1,500	1,749
Alameda Unified School District-Alameda			California Statewide Communities
County/CA			Development Authority (credit support from
5.00%, 08/01/2032	1,795	2,202	CA MTG INS)
Alum Rock Union Elementary School			6.25%, 08/15/2028(a)	2,250	2,534
District			California Statewide Communities
5.25%, 08/01/2043	1,000	1,206	Development Authority (credit support from
Anaheim Public Financing Authority			FHA INS)
5.25%, 10/01/2034	1,000	1,115	6.25%, 08/01/2024(a)	795	935
Association of Bay Area Governments (credit			California Statewide Financing Authority
support from XLCA)			6.00%, 05/01/2043	2,050	2,071
5.25%, 09/01/2029(a)	130	130	6.00%, 05/01/2043	1,550	1,576
Baldwin Park Financing Authority			Carson Redevelopment Agency Successor
4.63%, 08/01/2016	395	398	Agency (credit support from NATL)
Bay Area Toll Authority			5.50%, 10/01/2016(a)	1,000	1,020
5.13%, 04/01/2039	3,000	3,371	City of Alhambra CA (credit support from
California Educational Facilities Authority			NATL)
5.00%, 12/29/2015(b)	3,642	4,051	6.13%, 09/02/2018(a)	1,715	1,748
5.00%, 10/01/2036	1,000	1,213	City of Bakersfield CA Wastewater
5.00%, 01/01/2038(b)	1,379	1,469	Revenue (credit support from AGM)
5.00%, 10/01/2038(b)	900	989	5.00%, 09/15/2032(a)	2,000	2,119
5.00%, 10/01/2045	1,000	1,192	City of Compton CA
5.25%, 10/01/2039(b)	6,500	7,180	2.20%, 06/01/2016	1,000	1,000
5.38%, 04/01/2034	1,000	1,140	City of Compton CA Water Revenue
California Health Facilities Financing			6.00%, 08/01/2039	1,250	1,338
Authority			City of Irvine CA
5.00%, 11/15/2031	2,700	3,342	5.00%, 09/01/2049	1,000	1,124
5.00%, 08/15/2033	2,950	3,649	City of Los Angeles Department of Airports
5.00%, 02/01/2035	2,000	2,313	5.00%, 05/15/2033	1,000	1,183
5.00%, 11/15/2046(b)	4,500	5,288	5.00%, 05/15/2035	3,135	3,680
5.75%, 09/01/2039	2,000	2,279	5.00%, 05/15/2036	1,500	1,756
6.00%, 07/01/2039	2,000	2,286	5.13%, 05/15/2033	1,230	1,341
6.50%, 10/01/2038	985	1,121	City of Riverside CA Sewer Revenue
6.50%, 10/01/2038	15	17	5.00%, 08/01/2040	4,000	4,690
California Health Facilities Financing			City of San Francisco CA Public Utilities
Authority (credit support from CA MTG INS)			Commission Water Revenue
5.00%, 07/01/2035(a)	1,000	1,202	5.00%, 11/01/2036	2,010	2,353
California Infrastructure & Economic			City of Torrance CA
Development Bank (credit support from			6.00%, 06/01/2022	1,000	1,014
NATL ST INTERCEPT)			City of Turlock CA
5.00%, 08/15/2018(a)	500	502	5.13%, 10/15/2031	1,000	1,065
California Pollution Control Financing			5.13%, 10/15/2037	1,000	1,065
Authority			City of Vernon CA Electric System Revenue
3.00%, 11/01/2025	2,025	2,133	5.13%, 08/01/2021	515	562
4.30%, 07/01/2040	1,500	1,575	5.13%, 08/01/2021	1,485	1,656
5.00%, 07/01/2030(c)	2,000	2,235	Coachella Valley Unified School
5.00%, 07/01/2037(c)	4,000	4,419	District/CA (credit support from AGM)
California School Finance Authority			0.00%, 08/01/2039(a),(e)	7,800	3,258
5.00%, 07/01/2035(c)	1,925	2,143	Dinuba Financing Authority
5.00%, 08/01/2036(c)	1,170	1,335	5.38%, 09/01/2038	1,000	1,016
California State Public Works Board			Dinuba Redevelopment Agency (credit
5.00%, 11/01/2037	1,375	1,607	support from BAM)
5.00%, 10/01/2039	4,500	5,342	5.00%, 09/01/2033(a)	2,000	2,337
California State University			East Bay Municipal Utility District Water
5.25%, 11/01/2038	2,000	2,265	System Revenue
California State University (credit support			5.00%, 06/01/2036	1,000	1,148
from AGM)			El Monte Union High School District (credit
5.00%, 11/01/2039(a)	945	1,026	support from AGC)
5.00%, 11/01/2039(a)	55	60	5.50%, 06/01/2034(a)	2,000	2,287
California Statewide Communities			Escondido Union High School District
Development Authority			0.00%, 08/01/2041(e)	1,000	389
4.00%, 02/01/2022	830	897	Fontana Redevelopment Agency (credit
4.00%, 02/01/2025	940	1,017	support from NATL)
5.00%, 10/01/2028	1,875	2,200	5.20%, 09/01/2030(a)	1,000	1,003
5.00%, 03/01/2029	1,500	1,853	Foothill-De Anza Community College
5.00%, 02/01/2030	2,000	2,300	District
5.00%, 05/15/2040	3,500	4,103	5.00%, 08/01/2040	1,500	1,738

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Golden State Tobacco Securitization Corp			Pomona Public Financing Authority (credit
4.50%, 06/01/2027	$5,565	$5,654	support from NATL)
5.75%, 06/01/2047	12,600	12,632	5.00%, 02/01/2021(a)	$5,000	$5,019
Golden State Tobacco Securitization			Pomona Unified School District (credit
Corp (credit support from ST APPROP)			support from NATL)
5.00%, 06/01/2033(a)	2,000	2,413	6.15%, 08/01/2030(a)	1,000	1,240
5.00%, 06/01/2045(a)	7,500	8,783	Port Commission of the City & County of San
Indio Redevelopment Agency			Francisco
5.63%, 08/15/2035	1,355	1,485	4.00%, 03/01/2035	1,000	1,052
Inland Valley Development Agency			Port of Los Angeles
5.25%, 09/01/2037	1,000	1,172	5.00%, 08/01/2032	1,740	2,061
La Verne Public Financing Authority			Poway Unified School District
7.25%, 09/01/2026	800	803	0.00%, 08/01/2036(e)	4,000	1,930
Lancaster Redevelopment Agency Successor			Richmond Joint Powers Financing Authority
Agency			6.25%, 07/01/2024	1,000	1,152
6.88%, 08/01/2039	545	650	Ripon Unified School District (credit support
6.88%, 08/01/2039	455	528	from BAM)
Los Angeles County Public Works Financing			0.00%, 08/01/2033(a),(e)	1,110	509
Authority			Riverside Community Properties Development
5.00%, 12/01/2033	2,000	2,426	Inc
5.00%, 08/01/2042	1,400	1,639	6.00%, 10/15/2038	1,000	1,235
5.00%, 12/01/2045	5,500	6,501	Riverside County Public Financing
Los Angeles County Sanitation Districts			Authority (credit support from BAM MAT
Financing Authority			26-37)
5.00%, 10/01/2035	4,500	5,427	5.00%, 10/01/2028(a),(d)	1,000	1,229
Los Angeles Department of Water			5.00%, 10/01/2029(a),(d)	1,500	1,831
5.00%, 07/01/2046	1,000	1,201	5.00%, 10/01/2030(a),(d)	1,500	1,817
5.38%, 07/01/2038	1,000	1,113	Riverside County Transportation
Los Angeles Unified School District/CA			Commission
5.00%, 07/01/2029	2,000	2,254	5.00%, 06/01/2032	1,500	1,725
Los Angeles Unified School			Rocklin Unified School District (credit
District/CA (credit support from AGM)			support from NATL)
5.00%, 07/01/2032(a)	1,000	1,048	0.00%, 08/01/2019(a),(e)	1,360	1,157
Marin Healthcare District			0.00%, 08/01/2020(a),(e)	1,415	1,142
5.00%, 08/01/2034	1,000	1,218	0.00%, 08/01/2023(a),(e)	1,225	842
Merced Union High School District			Salinas Valley Solid Waste Authority (credit
0.00%, 08/01/2032(e)	3,380	1,938	support from AGM)
Morongo Band of Mission Indians/The			5.50%, 08/01/2031(a)	1,500	1,799
6.50%, 03/01/2028(c)	1,000	1,086	San Diego Community College District
Needles Public Utility Authority			5.25%, 08/01/2033(b)	1,950	2,217
6.50%, 02/01/2022	1,880	1,881	San Diego Public Facilities Financing
Norco Community Redevelopment Agency			Authority Sewer Revenue
Successor Agency (credit support from BAM)			5.00%, 05/15/2038	2,000	2,438
5.00%, 03/01/2032(a)	1,000	1,168	San Diego Public Facilities Financing
Norco Financing Authority (credit support			Authority Water Revenue
from AGM)			5.38%, 08/01/2034	2,000	2,275
5.63%, 10/01/2034(a)	1,000	1,130	San Diego Redevelopment Agency Successor
Northern Inyo County Local Hospital District			Agency
5.00%, 12/01/2029	1,010	1,057	6.40%, 09/01/2019	1,000	1,004
Oakland Unified School District/Alameda			San Diego Unified School District/CA
County			4.00%, 07/01/2045	5,395	5,879
5.00%, 08/01/2040	3,400	3,934	San Francisco Bay Area Rapid Transit
Ontario Redevelopment Financing			District
Authority (credit support from AMBAC)			4.00%, 08/01/2033	5,000	5,687
5.50%, 08/01/2016(a)	1,055	1,059	5.00%, 07/01/2028	1,755	2,017
Ontario Redevelopment Financing			San Francisco City & County Airport Comm-
Authority (credit support from NATL)			San Francisco International Airport
5.25%, 08/01/2016(a)	1,060	1,063	5.00%, 05/01/2031	1,000	1,245
Palm Desert Financing Authority (credit			San Francisco City & County Redevelopment
support from NATL)			Agency
5.00%, 08/01/2022(a)	1,280	1,295	5.00%, 08/01/2044	1,500	1,640
Pittsburg Successor Agency Redevelopment			6.50%, 08/01/2039	1,000	1,182
Agency (credit support from AGM)			San Joaquin Hills Transportation Corridor
5.00%, 09/01/2028(a)	1,000	1,227	Agency
5.00%, 09/01/2029(a)	1,000	1,217	5.00%, 01/15/2034	2,500	2,805
Pittsburg Unified School District			San Luis Obispo County Financing
0.00%, 08/01/2036(e)	1,365	648	Authority (credit support from AGM)
5.00%, 08/01/2043	2,900	3,457	5.00%, 08/01/2030(a)	1,000	1,144
Pittsburg Unified School District (credit			San Luis Obispo County Financing
support from AGM)			Authority (credit support from BAM)
5.50%, 08/01/2031(a)	1,000	1,108	5.00%, 09/01/2037(a)	1,000	1,172

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			Virgin Islands - 1.19%
Santa Clara County Financing Authority			Virgin Islands Public Finance Authority
5.25%, 05/15/2036	$2,000	$2,158	5.00%, 10/01/2030	$3,700		$4,088
Santa Margarita Water District
5.00%, 09/01/2038	465	514	TOTAL MUNICIPAL BONDS			$339,456
Semitropic Improvement District			Total Investments			$339,456
5.00%, 12/01/2038	2,000	2,255	Liability for Floating Rate Notes Issued in Conjunction with
Southern California Public Power Authority			Securities Held - (3.77)%
5.00%, 11/01/2029	2,270	2,740	Notes with interest rates of 0.42% - 0.46% at	$(12,989	) $	(12,989)
5.25%, 07/01/2029	695	830	April 30, 2016 and contractual maturity of
5.25%, 07/01/2031	695	808	collateral of 2017-2023.(f)
State of California			Total Net Investments			$326,467
2.45%, 12/01/2031	1,000	1,020	Other Assets and Liabilities - 5.23%			$18,012
5.00%, 02/01/2038	1,450	1,702	TOTAL NET ASSETS - 100.00%			$344,479
5.00%, 04/01/2043	3,380	3,944
5.25%, 11/01/2040	1,500	1,771
5.75%, 04/01/2031	675	771	(a)	Credit support indicates investments that benefit from credit enhancement
6.00%, 03/01/2033	2,000	2,377	or liquidity support provided by a third party bank, institution, or
6.00%, 04/01/2038	3,000	3,439	government agency.
State of California Department of Water			(b)	Security or portion of underlying security related to Inverse Floaters
Resources			entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 12/01/2028	1,615	1,760	information.
5.00%, 12/01/2028	65	71	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Stockton East Water District (credit support			1933. These securities may be resold in transactions exempt from
from NATL)			registration, normally to qualified institutional buyers. At the end of the
5.25%, 04/01/2022(a)	1,780	1,784	period, the value of these securities totaled $12,967 or 3.76% of net assets.
Stockton Unified School District (credit			(d) Security purchased on a when-issued basis.
support from AGM)			(e) Non-Income Producing Security
5.00%, 08/01/2038(a)	1,500	1,738	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Tobacco Securitization Authority of Southern			effect at April 30, 2016.
California
5.13%, 06/01/2046	1,500	1,495
Travis Unified School District (credit support
from AGM)			Portfolio Summary (unaudited)
5.00%, 09/01/2029(a)	1,000	1,202	Sector			Percent
Tulare County Transportation Authority			Revenue Bonds			55.84%
5.00%, 02/01/2029	1,000	1,226	Insured			19.84%
Tustin Public Financing Authority			General Obligation Unlimited			15.13%
5.00%, 04/01/2041	1,000	1,140	Prerefunded			5.55%
University of California			Special Tax			1.12%
5.00%, 05/15/2044	1,000	1,175	Tax Allocation			0.77%
5.25%, 05/15/2039(b)	2,513	2,826	General Obligation Limited Notes			0.29%
5.25%, 05/15/2039(b)	487	552	Liability For Floating Rate Notes Issued			(3.77)%
Walnut Energy Center Authority			Other Assets and Liabilities			5.23%
5.00%, 01/01/2035	1,225	1,371	TOTAL NET ASSETS			100.00%
West Sacramento Financing Authority
5.00%, 09/01/2029	465	549
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,939
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,776
Yuba Community College District
3.13%, 08/01/2039	2,500	2,499
		$332,475

Guam- 0.84%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525	2,893

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 3.85%		Shares Held	Value(000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.85%
Goldman Sachs Financial Square Funds -		159,393,431	$159,393		Airlines - 0.42%
Government Fund					Air Canada
					6.75%, 10/01/2019(b)	$715	$748
TOTAL INVESTMENT COMPANIES			$159,393		American Airlines 2013-1 Class B Pass
PREFERRED STOCKS - 0.42%		Shares Held	Value(000	's)	Through Trust
					5.63%, 01/15/2021(b)	1,323	1,353
Banks- 0.35%					American Airlines 2013-2 Class A Pass
Bank of America Corp 6.50%; Series Y (a)		35,000	924		Through Trust
CoBank ACB 6.20% (a)		35,000	3,500		4.95%, 07/15/2024	1,672	1,795
Morgan Stanley (a)		145,000	3,846		American Airlines 2014-1 Class A Pass
State Street Corp 5.90%; Series D (a)		225,000	6,113		Through Trust
			$14,383		3.70%, 04/01/2028	1,429	1,458
Diversified Financial Services - 0.01%					American Airlines 2015-1 Class A Pass
RBS Capital Funding Trust V (a)		15,000	366		Through Trust
					3.38%, 11/01/2028	4,948	5,004
					American Airlines 2015-1 Class B Pass
Electric - 0.03%					Through Trust
SCE Trust III (a)		50,000	1,360		3.70%, 11/01/2024	259	253
					United Airlines 2014-1 Class A Pass Through
Telecommunications - 0.03%					Trust
Verizon Communications Inc		50,000	1,363		4.00%, 10/11/2027	2,578	2,704

					United Airlines 2014-2 Class A Pass Through
TOTAL PREFERRED STOCKS			$17,472		Trust
					3.75%, 03/03/2028	2,359	2,418

		Principal
BONDS- 65.62%		Amount (000's)	Value(000	's)	US Airways 2001-1G Pass Through Trust
					7.08%, 09/20/2022	188	200
Advertising - 0.04%					US Airways 2013-1 Class A Pass Through
MDC Partners Inc					Trust
6.50%, 05/01/2024(b)		$1,740	$1,802		3.95%, 05/15/2027	1,307	1,346
							$17,279

Aerospace & Defense - 0.40%					Apparel - 0.04%
Air 2 US					NIKE Inc
8.03%, 10/01/2020(b),(c)		162	169		3.88%, 11/01/2045	1,455	1,543
8.63%, 10/01/2020(b)		172	175
BAE Systems Holdings Inc
2.85%, 12/15/2020(b)		1,390	1,411		Automobile Asset Backed Securities - 7.83%
3.85%, 12/15/2025(b)		3,825	3,976		Ally Auto Receivables Trust 2014-2
					0.68%, 07/17/2017(d)	286	286
BAE Systems PLC
					Ally Auto Receivables Trust 2014-3
4.13%, 06/08/2022	GBP	100	159		0.81%, 09/15/2017(d)	2,325	2,325

Lockheed Martin Corp					Ally Auto Receivables Trust 2014-SN2
2.50%, 11/23/2020		$2,720	2,798		1.03%, 09/20/2017(d)	12,084	12,088
3.55%, 01/15/2026		4,480	4,802		1.21%, 02/20/2019(d)	7,300	7,302
4.70%, 05/15/2046		1,513	1,740

					Ally Auto Receivables Trust 2016-2
United Technologies Corp					1.35%, 05/15/2020	10,500	10,479
4.50%, 06/01/2042		1,340	1,492
					AmeriCredit Automobile Receivables 2015-4
			$16,722		2.11%, 01/08/2021(d)	1,575	1,577
Agriculture - 0.91%					AmeriCredit Automobile Receivables 2016-1
Altria Group Inc					1.19%, 06/10/2019(d)	6,500	6,510
4.50%, 05/02/2043		2,810	3,080		1.52%, 06/10/2019	2,900	2,906
9.95%, 11/10/2038		915	1,653		AmeriCredit Automobile Receivables Trust
BAT International Finance PLC					2014-2
2.75%, 06/15/2020(b)		485	501		2.18%, 06/08/2020	2,000	2,014
Imperial Brands Finance PLC					Americredit Automobile Receivables Trust
2.25%, 02/26/2021	EUR	400	490		2014-4
3.38%, 02/26/2026		150	199		0.84%, 04/09/2018(d)	3,496	3,495
3.75%, 07/21/2022(b)		$3,065	3,229		AmeriCredit Automobile Receivables Trust
4.25%, 07/21/2025(b)		4,210	4,533		2015-2
4.88%, 06/07/2032	GBP	150	250		2.40%, 01/08/2021(d)	7,850	7,853
5.50%, 09/28/2026		100	175		AmeriCredit Automobile Receivables Trust
Philip Morris International Inc					2015-3
1.88%, 02/25/2021		$5,295	5,313		0.95%, 01/08/2019(d)	1,176	1,176
4.38%, 11/15/2041		1,355	1,468		AmeriCredit Automobile Receivables Trust
Pinnacle Operating Corp					2016-2
9.00%, 11/15/2020(b)		1,785	1,517		1.19%, 10/08/2019(d)	6,000	6,003
Reynolds American Inc					2.87%, 11/08/2021(d)	4,325	4,335
3.25%, 06/12/2020		1,558	1,634		Capital Auto Receivables Asset Trust 2013-2
4.45%, 06/12/2025		4,035	4,469		1.24%, 10/20/2017	487	487
5.70%, 08/15/2035		3,825	4,566		Capital Auto Receivables Asset Trust 2014-2
5.85%, 08/15/2045		1,840	2,258		1.26%, 05/21/2018(d)	5,127	5,131
6.88%, 05/01/2020		1,970	2,323		Capital Auto Receivables Asset Trust 2015-2
			$37,658		0.84%, 10/20/2017(d)	9,125	9,116

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)				Automobile Asset Backed Securities (continued)
Capital Auto Receivables Asset Trust 2016-1				Santander Drive Auto Receivables Trust 2016-
1.14%, 11/20/2018(d)		$8,450	$8,454	1
CarMax Auto Owner Trust 2014-4				1.21%, 07/15/2019(d)		$7,500	$7,519
1.25%, 11/15/2019		8,500	8,508	SunTrust Auto Receivables Trust 2015-1
2.44%, 11/16/2020		2,000	2,006	0.99%, 06/15/2018(b),(d)		8,560	8,560
CarMax Auto Owner Trust 2015-1				Volkswagen Auto Lease Trust 2015-A
0.88%, 03/15/2018(d)		2,183	2,183	0.76%, 06/20/2017(d)		5,764	5,757
CarMax Auto Owner Trust 2015-2				1.25%, 12/20/2017		14,540	14,504
0.71%, 06/15/2018(d)		6,214	6,215	Volkswagen Auto Loan Enhanced Trust 2014-
Chesapeake Funding II LLC				1
1.58%, 03/15/2028(b),(d)		8,000	7,999	0.91%, 10/22/2018		1,899	1,890
Chesapeake Funding LLC				World Omni Auto Receivables Trust 2014-B
0.86%, 03/07/2026(b),(d)		13,820	13,793	1.14%, 01/15/2020		9,700	9,703
0.89%, 01/07/2025(b),(d)		1,585	1,584				$324,435
0.94%, 02/07/2027(b),(d)		12,099	12,046
1.69%, 04/07/2024(b),(d)		826	826	Automobile Floor Plan Asset Backed Securities - 0.47%
Chrysler Capital Auto Receivables Trust 2015-				Ally Master Owner Trust
B				1.60%, 10/15/2019		8,000	8,006
1.46%, 12/17/2018(b)		7,350	7,358	Ford Credit Floorplan Master Owner Trust A
				0.83%, 02/15/2019(d)		1,105	1,104
Drive Auto Receivables Trust 2015-C
1.10%, 02/15/2018(b),(d)		725	725	GE Dealer Floorplan Master Note Trust
				0.82%, 07/20/2019(d)		10,575	10,549
Drive Auto Receivables Trust 2015-D
1.30%, 06/15/2018(b),(d)		5,029	5,031				$19,659
Drive Auto Receivables Trust 2016-A
1.33%, 03/15/2018(b),(d)		11,000	11,006
				Automobile Manufacturers - 2.02%
3.17%, 05/15/2020(b),(d)		1,000	1,012	American Honda Finance Corp
				2.45%, 09/24/2020		5,130	5,290
Enterprise Fleet Financing LLC
1.59%, 02/22/2021(b),(d)		3,489	3,489	Daimler AG
				2.00%, 04/07/2020	EUR	500	610
Ford Credit Auto Lease Trust 2016-A				Daimler Finance North America LLC
0.97%, 11/15/2018(d)		7,000	7,001	1.45%, 08/01/2016(b)		$2,005	2,007
Ford Credit Auto Owner Trust 2016-A				1.65%, 03/02/2018(b)		2,830	2,834
1.39%, 07/15/2020		1,620	1,624	2.25%, 03/02/2020(b)		3,820	3,852
GM Financial Automobile Leasing Trust				2.45%, 05/18/2020(b)		5,480	5,517
2014-1				2.70%, 08/03/2020(b)		1,625	1,663
1.76%, 05/21/2018(b)		5,110	5,113
1.99%, 05/21/2018(b)		2,000	2,003	Daimler International Finance BV
				3.50%, 06/06/2019	GBP	150	231
GM Financial Automobile Leasing Trust				Fiat Chrysler Automobiles NV
2014-2				4.50%, 04/15/2020		$750	767
1.22%, 01/22/2018(b),(d)		16,119	16,124

1.96%, 03/20/2018(b)		1,500	1,498	Ford Motor Co
				7.40%, 11/01/2046		1,130	1,501
2.43%, 03/20/2018(b)		4,250	4,237	Ford Motor Credit Co LLC
Hertz Fleet Lease Funding LP				2.60%, 11/04/2019		2,375	2,406
0.84%, 04/10/2028(b),(d)		3,800	3,792
				4.39%, 01/08/2026		775	837
0.99%, 12/10/2027(b),(d)		7,585	7,576	8.00%, 12/15/2016		11,315	11,789
Honda Auto Receivables 2015-3 Owner				General Motors Co
Trust				3.50%, 10/02/2018		7,240	7,471
0.92%, 11/20/2017		2,668	2,668	4.88%, 10/02/2023		2,488	2,663
Hyundai Auto Lease Securitization Trust				6.25%, 10/02/2043		530	597
2016	-A			6.60%, 04/01/2036		1,170	1,369
0.98%, 07/16/2018(b),(d)		20,000	20,050	General Motors Financial Co Inc
Mercedes Benz Auto Lease Trust 2015-B				2.63%, 07/10/2017		3,695	3,725
0.95%, 01/16/2018(d)		4,500	4,502
				3.25%, 05/15/2018		2,185	2,235
MMCA Auto Owner Trust 2014-A				3.45%, 04/10/2022		1,280	1,285
1.21%, 12/16/2019(b),(d)		5,173	5,164
				4.30%, 07/13/2025		110	113
1.92%, 12/16/2019(b)		330	330
				General Motors Financial International BV
Nissan Auto Receivables 2013-C Owner				0.85%, 02/23/2018	EUR	250	288
Trust				1.88%, 10/15/2019		500	591
0.67%, 08/15/2018(d)		1,090	1,089
				Hyundai Capital America
Nissan Auto Receivables 2015-A Owner				2.40%, 10/30/2018(b)		$2,015	2,031
Trust				Jaguar Land Rover Automotive PLC
1.05%, 10/15/2019(d)		6,500	6,495	3.50%, 03/15/2020(b)		800	800
Santander Drive Auto Receivables Trust 2014-				4.13%, 12/15/2018(b)		540	555
1				5.63%, 02/01/2023(b)		3,065	3,234
2.36%, 04/15/2020		1,000	1,006	Navistar International Corp
Santander Drive Auto Receivables Trust 2014-				8.25%, 11/01/2021		2,215	1,584
5				Nissan Motor Acceptance Corp
0.83%, 04/16/2018(d)		776	776	1.18%, 03/03/2017(b),(d)		3,000	3,001
1.77%, 09/16/2019		4,000	4,007	Toyota Motor Credit Corp
2.48%, 06/15/2020		4,000	4,021	1.02%, 01/17/2019(d)		1,320	1,312
Santander Drive Auto Receivables Trust 2015-				Volkswagen Group of America Finance LLC
1				1.06%, 11/20/2017(b),(d)		10,000	9,821
0.91%, 07/16/2018(d)		2,108	2,108

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)				Banks (continued)
Volkswagen International Finance NV				City National Corp/CA
1.13%, 11/18/2016(b)		$1,625	$1,625	5.25%, 09/15/2020		$1,815	$2,031
			$83,604	CoBank ACB
				6.25%, 12/29/2049(a),(d)		1,270	1,311
Automobile Parts & Equipment - 0.20%				Compass Bank
Dana Holding Corp				1.85%, 09/29/2017		2,675	2,662
5.50%, 12/15/2024		1,590	1,546	2.75%, 09/29/2019		2,125	2,132
6.75%, 02/15/2021		415	430	Cooperatieve Rabobank UA
Gestamp Funding Luxembourg SA				4.38%, 08/04/2025		2,000	2,092
5.63%, 05/31/2020(b)		200	205
				4.63%, 12/01/2023		2,800	2,974
Lear Corp				4.63%, 05/23/2029	GBP	250	377
5.25%, 01/15/2025		1,905	2,024	5.25%, 09/14/2027		125	199
Nemak SAB de CV				5.25%, 08/04/2045		$7,490	8,335
5.50%, 02/28/2023(b)		1,500	1,558
				5.50%, 01/22/2049(a),(d)	EUR	800	877
Schaeffler Holding Finance BV				5.75%, 12/01/2043		$465	549
6.75%, PIK 7.50%, 11/15/2022(b),(e)		765	832
				11.00%, 12/29/2049 (a),(b),(d)		1,560	1,901
ZF North America Capital Inc
4.00%, 04/29/2020(b)		1,070	1,118	Danske Bank A/S
				2.80%, 03/10/2021(b)		4,100	4,202
4.50%, 04/29/2022(b)		195	200
4.75%, 04/29/2025(b)		510	517	Discover Bank/Greenwood DE
				2.60%, 11/13/2018		5,500	5,554
			$8,430	Fifth Third Bank/Cincinnati OH
Banks- 9.00%				2.88%, 10/01/2021		3,125	3,175
Abbey National Treasury Services PLC/United				First Horizon National Corp
Kingdom				3.50%, 12/15/2020		4,600	4,617
1.04%, 09/29/2017(d)		7,000	6,965	Goldman Sachs Group Inc/The
1.88%, 02/17/2020	GBP	100	145	2.60%, 04/23/2020		2,590	2,622
3.88%, 10/15/2029		100	152	3.85%, 07/08/2024		4,405	4,584
ABN AMRO Bank NV				4.25%, 10/21/2025		2,960	3,022
4.80%, 04/18/2026(b)		$4,400	4,503	4.25%, 01/29/2026	GBP	100	158
Associated Banc-Corp				4.75%, 10/12/2021	EUR	200	266
2.75%, 11/15/2019		1,965	1,980	4.75%, 10/21/2045		$2,240	2,384
4.25%, 01/15/2025		5,610	5,678	5.15%, 05/22/2045		2,775	2,853
				5.38%, 03/15/2020		2,415	2,684
Banco Bilbao Vizcaya Argentaria SA				5.38%, 12/29/2049(a),(d)		9,945	9,602
3.00%, 10/20/2020		1,525	1,546
Banco Santander SA				5.95%, 01/15/2027		1,725	1,972
6.25%, 03/12/2049(a),(d)	EUR	100	100	6.75%, 10/01/2037		735	891
Bank of America Corp				Huntington National Bank/The
2.63%, 04/19/2021		$8,930	8,990	1.06%, 04/24/2017(d)		12,100	12,077
3.50%, 04/19/2026		1,845	1,865	2.88%, 08/20/2020		980	988
3.95%, 04/21/2025		3,315	3,311	ING Bank NV
4.20%, 08/26/2024		5,320	5,418	1.32%, 10/01/2019(b),(d)		3,000	2,955
				2.00%, 11/26/2018(b)		2,540	2,557
4.25%, 10/22/2026		2,906	2,970
				2.70%, 08/17/2020(b)		7,105	7,230
4.75%, 04/21/2045		3,000	3,002
5.13%, 12/29/2049(a),(d)		3,050	2,856	5.80%, 09/25/2023(b)		1,800	1,988
6.10%, 12/29/2049(a),(d)		5,955	5,959	Intesa Sanpaolo SpA
6.25%, 09/29/2049(a),(d)		3,595	3,608	3.93%, 09/15/2026	EUR	650	762
				5.02%, 06/26/2024(b)		$10,415	9,802
Bank of New York Mellon Corp/The				5.71%, 01/15/2026(b)		3,975	3,863
2.50%, 04/15/2021		3,190	3,269
4.95%, 12/29/2049(a),(d)		10,420	10,405	JPMorgan Chase & Co
Barclays PLC				2.75%, 08/24/2022	EUR	300	381
8.25%, 12/29/2049(a),(d)		2,705	2,712	3.50%, 12/18/2026	GBP	100	151
BBVA Banco Continental SA				4.13%, 12/15/2026		$4,120	4,300
5.00%, 08/26/2022(b)		975	1,058	4.25%, 10/01/2027		2,625	2,740
BBVA Bancomer SA/Texas				4.50%, 01/24/2022		1,955	2,159
6.75%, 09/30/2022(b)		3,000	3,293	4.95%, 06/01/2045		3,800	4,110
BBVA Subordinated Capital SAU				5.00%, 12/29/2049(a),(d)		3,625	3,489
3.50%, 04/11/2024(d)	EUR	200	236	5.30%, 12/29/2049(a),(d)		4,221	4,221
BPCE SA				5.63%, 08/16/2043		2,250	2,644
2.65%, 02/03/2021		$4,290	4,374	Morgan Stanley
2.75%, 11/30/2027(d)	EUR	300	352	1.75%, 03/11/2024	EUR	500	579
5.25%, 04/16/2029	GBP	200	304	2.38%, 07/23/2019		$6,435	6,515
CIT Group Inc				2.38%, 03/31/2021	EUR	500	614
3.88%, 02/19/2019		$3,795	3,814	2.50%, 04/21/2021		$3,445	3,452
Citigroup Inc				4.00%, 07/23/2025		3,290	3,461
2.70%, 03/30/2021		4,270	4,324	4.30%, 01/27/2045		3,140	3,189
3.40%, 05/01/2026(f)		1,985	1,992	4.88%, 11/01/2022		3,270	3,558
4.60%, 03/09/2026		1,385	1,439	5.00%, 11/24/2025		11,920	12,974
Citizens Bank NA/Providence RI				5.55%, 12/29/2049(a),(d)		2,700	2,673
2.30%, 12/03/2018		1,670	1,680	Nordea Bank AB
				2.50%, 09/17/2020(b)		4,295	4,370
Citizens Financial Group Inc
4.30%, 12/03/2025		3,300	3,405	4.62%, 02/15/2022(d)	EUR	400	472
				5.50%, 09/29/2049(a),(b),(d)		$1,340	1,315

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Beverages (continued)
PNC Bank NA				Pernod Ricard SA
6.00%, 12/07/2017		$7,400	$7,833	5.75%, 04/07/2021(b)		$1,045	$1,189
Popular Inc							$60,726
7.00%, 07/01/2019		900	878
Royal Bank of Scotland Group PLC				Biotechnology - 0.29%
5.13%, 05/28/2024		410	401	Celgene Corp
7.50%, 12/29/2049(a),(d)		910	849	2.13%, 08/15/2018		815	826
7.64%, 03/29/2049(a),(d)		390	364	2.88%, 08/15/2020		3,375	3,495
7.65%, 08/29/2049(a),(d)		2,275	2,650	4.63%, 05/15/2044		665	685
Santander Issuances SAU				5.00%, 08/15/2045		580	637
2.50%, 03/18/2025	EUR	100	111	5.25%, 08/15/2043		115	128
Skandinaviska Enskilda Banken AB				Genzyme Corp
2.45%, 05/27/2020(b)		$3,500	3,537	5.00%, 06/15/2020		810	914
2.63%, 11/17/2020(b)		9,400	9,589	Gilead Sciences Inc
2.63%, 03/15/2021		1,005	1,028	3.05%, 12/01/2016		840	851
3.00%, 12/18/2020	GBP	175	270	3.65%, 03/01/2026		1,230	1,314
5.75%, 11/29/2049(a),(d)		$10,195	9,942	4.60%, 09/01/2035		2,095	2,298
7.09%, 12/29/2049(a),(d)	EUR	500	618	4.75%, 03/01/2046		295	327
Svenska Handelsbanken AB				4.80%, 04/01/2044		575	650
2.66%, 01/15/2024(d)		500	592				$12,125
5.25%, 12/29/2049(a),(d)		$2,500	2,431
				Building Materials - 0.47%
UBS AG
4.75%, 02/12/2026(d)	EUR	250	301	Boise Cascade Co
				6.38%, 11/01/2020		390	390
UBS AG/Jersey				Cemex SAB de CV
7.25%, 02/22/2022(d)		$4,840	4,991	6.13%, 05/05/2025(b)		650	639
UBS AG/London				7.25%, 01/15/2021(b)		2,210	2,359
6.00%, 04/18/2018	EUR	250	319	CRH America Inc
UBS AG/Stamford CT				8.13%, 07/15/2018		3,425	3,856
2.35%, 03/26/2020		$3,575	3,617	CRH Finance LTD
UBS Group AG				3.13%, 04/03/2023	EUR	250	328
7.13%, 12/29/2049(a)		2,900	2,944
				Crh Finance UK PLC
UBSGroup FundingJerseyLtd				4.13%, 12/02/2029(d)	GBP	200	311
2.95%, 09/24/2020(b)		4,290	4,328

4.13%, 04/15/2026(b)		3,220	3,307	CRH Finland Services OYJ
				2.75%, 10/15/2020	EUR	250	313
UBS Preferred Funding Trust V				Martin Marietta Materials Inc
6.24%, 05/29/2049(a)		2,459	2,462	1.73%, 06/30/2017(d)		$9,280	9,210
US Bancorp				Masco Corp
2.35%, 01/29/2021		6,725	6,887	4.38%, 04/01/2026		550	566
Wells Fargo & Co				Norbord Inc
2.50%, 03/04/2021		1,345	1,366	5.38%, 12/01/2020(b)		650	656
2.60%, 07/22/2020		1,540	1,579	Vulcan Materials Co
3.90%, 05/01/2045		25	25	4.50%, 04/01/2025		915	974
4.90%, 11/17/2045		3,745	4,049				$19,602
5.87%, 12/29/2049(a),(d)		1,350	1,442
5.90%, 12/29/2049(a),(d)		2,075	2,124	Chemicals - 0.59%
Westpac Banking Corp				A Schulman Inc
0.95%, 05/19/2017(d)		6,650	6,646	6.88%, 06/01/2023(b)		665	667
			$372,800	Agrium Inc
				3.38%, 03/15/2025		4,630	4,593
Beverages - 1.47%				Aruba Investments Inc
Anheuser-Busch Cos LLC				8.75%, 02/15/2023(b)		1,000	953
5.60%, 03/01/2017		1,090	1,132	Blue Cube Spinco Inc
Anheuser-Busch InBev Finance Inc				9.75%, 10/15/2023(b)		565	645
2.65%, 02/01/2021		11,510	11,821	Braskem Finance Ltd
3.30%, 02/01/2023		3,755	3,913	5.75%, 04/15/2021(b)		450	439
3.65%, 02/01/2026		8,375	8,828	6.45%, 02/03/2024		400	393
4.70%, 02/01/2036		7,035	7,694	CF Industries Inc
4.90%, 02/01/2046		14,170	16,070	4.95%, 06/01/2043		1,350	1,267
Anheuser-Busch InBev SA/NV				5.15%, 03/15/2034		1,595	1,575
1.50%, 04/18/2030	EUR	475	525	Consolidated Energy Finance SA
Coca-Cola Icecek AS				6.75%, 10/15/2019(b)		2,200	2,079
4.75%, 10/01/2018(b)		$2,050	2,145	Cornerstone Chemical Co
Constellation Brands Inc				9.38%, 03/15/2018(b)		720	673
3.75%, 05/01/2021		1,065	1,105	Dow Chemical Co/The
3.88%, 11/15/2019		520	547	4.38%, 11/15/2042		515	508
4.25%, 05/01/2023		1,630	1,703	Eagle Spinco Inc
Corp Lindley SA				4.63%, 02/15/2021		1,395	1,388
6.75%, 11/23/2021(b)		307	350	Monsanto Co
6.75%, 11/23/2021		865	986	3.95%, 04/15/2045		2,780	2,470
PepsiCo Inc				4.40%, 07/15/2044		802	772
4.45%, 04/14/2046		2,435	2,718	NOVA Chemicals Corp
				5.00%, 05/01/2025(b)		985	965

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2016 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
NOVA Chemicals Corp (continued)				Credit Suisse First Boston Mortgage Securities
5.25%, 08/01/2023(b)		$30	$30	Corp
Solvay Finance America LLC				0.57%, 11/15/2037(b),(d),(g)	$691	$—
3.40%, 12/03/2020(b)		3,100	3,209	4.77%, 07/15/2037	24	24
4.45%, 12/03/2025(b)		1,675	1,744	CSMC Series 2009-RR1
			$24,370	5.38%, 02/15/2040(b)	3,165	3,193
				CSMC Series 2009-RR3
Commercial Mortgage Backed Securities - 5.77%				5.34%, 12/15/2043(b),(d)	1,545	1,571
Banc of America Commercial Mortgage Trust				DBUBS 2011-LC2 Mortgage Trust
2007-3				4.54%, 07/10/2044(b)	5,000	5,548
0.72%, 06/10/2049(b),(d)		1,000	984
				5.67%, 07/10/2044(b),(d)	5,000	5,222
Banc of America Commercial Mortgage Trust				FHLMC Multifamily Structured Pass Through
2008-1				Certificates
6.48%, 02/10/2051(d)		3,255	3,456
				3.15%, 11/25/2025(d)	3,000	3,189
Banc of America Commercial Mortgage Trust				GE Commercial Mortgage Corp Series 2007-
2015-UB	S7			C1 Trust
3.71%, 09/15/2048		2,000	2,146	5.61%, 12/10/2049(d)	6,575	6,416
BCRR Trust 2009-1
5.86%, 07/17/2040(b)		1,945	2,003	GS Mortgage Securities Trust 2011-GC5
				1.78%, 08/10/2044(b),(d),(g)	106,324	5,363
CD 2006-CD3 Mortgage Trust				GS Mortgage Securities Trust 2012-GCJ7
5.62%, 10/15/2048		1,015	1,018	2.69%, 05/10/2045(d),(g)	18,503	1,517
CD 2007-CD4 Commercial Mortgage Trust				GS Mortgage Securities Trust 2013-GC16
5.37%, 12/11/2049		5,490	5,577	1.68%, 11/10/2046(d),(g)	30,676	1,857
CFCRE Commercial Mortgage Trust 2011-				5.49%, 11/10/2046(d)	800	852
C2
5.76%, 12/15/2047(b),(d)		800	875	GS Mortgage Securities Trust 2013-GCJ12
				3.78%, 06/10/2046(d)	555	575
Citigroup Commercial Mortgage Trust 2012-				GS Mortgage Securities Trust 2014-GC26
GC8				1.25%, 11/10/2047(d),(g)	50,058	3,304
4.29%, 09/10/2045(b)		800	846
				GS Mortgage Securities Trust 2015-GC34
Citigroup Commercial Mortgage Trust 2015-				3.51%, 10/10/2048(d)	1,482	1,566
GC27
3.57%, 02/10/2048(d)		6,500	6,702	JP Morgan Chase Commercial Mortgage
				Securities Corp
Citigroup Commercial Mortgage Trust 2015-				1.99%, 12/15/2047(d),(g)	21,206	1,528
GC29				3.35%, 12/15/2047(b),(d)	500	519
3.19%, 04/10/2048(d)		3,000	3,094
4.29%, 04/10/2048(d)		2,000	1,933	JP Morgan Chase Commercial Mortgage
				Securities Trust 2005-CIBC12
Citigroup Commercial Mortgage Trust 2015-				5.57%, 09/12/2037(d)	242	59
GC35				JP Morgan Chase Commercial Mortgage
3.82%, 11/10/2048		1,000	1,080	Securities Trust 2006-CIBC17
Citigroup Commercial Mortgage Trust 2016-				5.43%, 12/12/2043	1,656	1,673
GC37				5.46%, 12/12/2043	5,000	4,903
3.58%, 04/10/2049(d)		1,750	1,799
				JP Morgan Chase Commercial Mortgage
COMM 2010-RR1				Securities Trust 2006-LDP9
5.54%, 12/11/2049(b),(d)		900	918
				5.34%, 05/15/2047	204	207
COMM 2013-CCRE11 Mortgage Trust
1.34%, 10/10/2046(d),(g)		59,130	3,532	JP Morgan Chase Commercial Mortgage
				Securities Trust 2007-C1
4.72%, 10/10/2046		5,000	5,625	6.17%, 02/15/2051(d)	10,000	10,162
COMM 2013-CCRE6 Mortgage Trust
4.31%, 03/10/2046(b),(d)		500	446	JP Morgan Chase Commercial Mortgage
				Securities Trust 2010-C1
COMM 2013-LC6 Mortgage Trust				5.95%, 06/15/2043(b)	2,585	2,793
4.43%, 01/10/2046(b),(d)		1,470	1,342
				JP Morgan Chase Commercial Mortgage
COMM 2014-CCRE16 Mortgage Trust				Securities Trust 2011-C5
4.05%, 04/10/2047		600	661	3.15%, 08/15/2046	1,258	1,261
COMM 2014-CCRE17 Mortgage Trust				5.50%, 08/15/2046(b),(d)	800	861
4.90%, 05/10/2047(d)		1,850	1,903
				JP Morgan Chase Commercial Mortgage
COMM 2014-LC17 Mortgage Trust				Securities Trust 2013-C16
4.49%, 10/10/2047		5,000	5,312	1.30%, 12/15/2046(d),(g)	11,735	623
COMM 2014-UBS5 Mortgage Trust
1.25%, 09/10/2047(d),(g)		71,148	3,970	JPMBB Commercial Mortgage Securities
				Trust 2013-C15
COMM 2015-CCRE22 Mortgage Trust				1.52%, 11/15/2045(d),(g)	42,520	2,391
4.26%, 03/10/2048(d)		1,611	1,569
				JPMBB Commercial Mortgage Securities
COMM 2015-PC1 Mortgage Trust				Trust 2014-C18
4.29%, 07/10/2050(d)		2,000	2,159
				4.97%, 02/15/2047(d)	1,000	1,103
Commercial Mortgage Pass Through				4.97%, 02/15/2047(d)	2,700	2,793
Certificates
4.93%, 10/15/2045(b),(d)		2,715	2,809	JPMBB Commercial Mortgage Securities
				Trust 2014-C19
Credit Suisse Commercial Mortgage Trust				1.41%, 04/15/2047(d),(g)	47,080	2,010
Series 2006-C5
0.91%, 12/15/2039(d),(g)		12,667	18	JPMBB Commercial Mortgage Securities
				Trust 2014-C24
Credit Suisse Commercial Mortgage Trust				1.23%, 11/15/2047(d),(g)	9,433	523
Series 2007-C3				4.07%, 11/15/2047(b),(d)	1,000	773
5.89%, 06/15/2039(d)		1,561	1,605
				4.57%, 11/15/2047(d)	4,350	4,391

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities				Wachovia Bank Commercial Mortgage Trust
Trust 2015-C28				Series 2007-C30
3.99%, 10/15/2048(d)		$7,000	$6,748	0.63%, 12/15/2043(b),(d)			$1,350	$1,286
JPMBB Commercial Mortgage Securities				5.25%, 12/15/2043			833	845
Trust 2015-C31				Wachovia Bank Commercial Mortgage Trust
1.18%, 08/15/2048(d),(g)		43,152	2,795	Series 2007-C34
LB-UBS Commercial Mortgage Trust 2005-				5.68%, 05/15/2046(d)			240	248
C3				Wells Fargo Commercial Mortgage Trust
1.03%, 07/15/2040(b),(d),(g)		2,586	68	2015-NX	S3
LB-UBS Commercial Mortgage Trust 2007-				4.64%, 09/15/2057(d)			1,400	1,461
C1				WFRBS Commercial Mortgage Trust 2013-
0.60%, 02/15/2040(d),(g)		9,864	27	C12
LB-UBS Commercial Mortgage Trust 2007-				1.54%, 03/15/2048(b),(d),(g)			56,499	3,549
C2				WFRBS Commercial Mortgage Trust 2014-
5.43%, 02/15/2040		1,905	1,941	C22
LB-UBS Commercial Mortgage Trust 2007-				4.07%, 09/15/2057			5,000	5,411
C6				4.37%, 09/15/2057(d)			2,000	2,149
6.11%, 07/15/2040		7,350	7,603	WFRBS Commercial Mortgage Trust 2014-
ML-CFC Commercial Mortgage Trust 2006-				C23
4				0.85%, 10/15/2057(d),(g)			54,280	2,109
5.20%, 12/12/2049		2,000	2,031					$239,003
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11				Commercial Services - 0.04%
0.82%, 08/15/2046(d),(g)		28,780	633	Ahern Rentals Inc
				7.38%, 05/15/2023(b)			760	579
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9				Jurassic Holdings III Inc
				6.88%, 02/15/2021(b)			385	259
3.46%, 05/15/2046		1,781	1,868
Morgan Stanley Bank of America Merrill				Moody's Corp
Lynch Trust 2014-C15				1.75%, 03/09/2027		EUR	100	114
1.35%, 04/15/2047(d),(g)		55,017	3,298	TMS International Corp
				7.63%, 10/15/2021(b)			$965	676
4.05%, 04/15/2047		3,000	3,296
Morgan Stanley Bank of America Merrill								$1,628
Lynch Trust 2014-C16
1.38%, 06/15/2047(d),(g)		25,591	1,584	Computers - 0.83%
				Apple Inc
4.92%, 06/15/2047(d)		4,250	4,364	0.87%, 05/03/2018(d)			5,473	5,474
Morgan Stanley Bank of America Merrill				0.92%, 05/06/2019(d)			3,980	3,965
Lynch Trust 2014-C18				2.85%, 05/06/2021			230	242
4.59%, 10/15/2047(d)		3,250	3,495	2.85%, 02/23/2023			1,845	1,904
Morgan Stanley Bank of America Merrill				3.25%, 02/23/2026			3,095	3,238
Lynch Trust 2015-C20				3.45%, 02/09/2045			2,035	1,854
3.61%, 02/15/2048(d)		2,000	2,074	4.65%, 02/23/2046			4,130	4,535
4.16%, 02/15/2048(d)		1,975	2,045
				Compiler Finance Sub Inc
Morgan Stanley Bank of America Merrill				7.00%, 05/01/2021(b)			515	294
Lynch Trust 2015-C26				Dell Inc
3.89%, 10/15/2048		3,000	3,193	5.65%, 04/15/2018			365	383
Morgan Stanley Capital I Trust 2007-IQ13				Denali International LLC / Denali Finance
5.36%, 03/15/2044(d)		687	704	Corp
Morgan Stanley Capital I Trust 2016-UBS9				5.63%, 10/15/2020(b)			1,420	1,495
3.59%, 03/15/2049(d)		1,500	1,592
				Hewlett Packard Enterprise Co
MSBAM Commercial Mortgage Securities				2.85%, 10/05/2018(b)			1,390	1,419
Trust 2012-CKSV				4.90%, 10/15/2025(b)			825	856
1.27%, 10/15/2030(b),(d),(g)		23,051	1,359	6.20%, 10/15/2035(b)			1,690	1,688
UBS Commercial Mortgage Trust 2012-C1				International Business Machines Corp
3.40%, 05/10/2045(d)		500	530	0.99%, 02/12/2019(d)			5,550	5,526
UBS-Barclays Commercial Mortgage Trust				Seagate HDD Cayman
2012	-C3			5.75%, 12/01/2034			2,465	1,651
3.09%, 08/10/2049(d)		1,610	1,676
								$34,524
5.12%, 08/10/2049(b),(d)		1,500	1,579
UBS-Barclays Commercial Mortgage Trust				Consumer Products - 0.03%
2012	-C4			Spectrum Brands Inc
1.95%, 12/10/2045(b),(d),(g)		19,834	1,646	5.75%, 07/15/2025			1,135	1,204
3.32%, 12/10/2045(b),(d)		2,300	2,388
UBS-Barclays Commercial Mortgage Trust
2013	-C5			Credit Card Asset Backed Securities - 0.44%
3.18%, 03/10/2046(d)		1,580	1,651	Barclays Dryrock Issuance Trust
				1.48%, 09/15/2020			2,250	2,253
4.22%, 03/10/2046(b),(d)		1,090	959
				Cabela's Credit Card Master Note Trust
Wachovia Bank Commercial Mortgage Trust				0.78%, 03/16/2020(d)			5,832	5,823
Series 2006-C27				Chase Issuance Trust
5.77%, 07/15/2045		390	389	0.68%, 04/15/2019(d)			7,183	7,156
Wachovia Bank Commercial Mortgage Trust				0.89%, 04/15/2019(d)			2,150	2,142
Series 2006-C28
0.58%, 10/15/2048(b),(d)		18,358	18,257

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities (continued)				Diversified Financial Services (continued)
World Financial Network Credit Card Master				Visa Inc
Trust				2.20%, 12/14/2020		$8,720	$8,945
1.26%, 03/15/2021		$785	$785	3.15%, 12/14/2025		12,750	13,368
			$18,159	4.15%, 12/14/2035		1,595	1,735
				4.30%, 12/14/2045		910	1,000
Distribution & Wholesale - 0.10%							$94,128
American Builders & Contractors Supply Co
Inc				Electric - 3.06%
5.75%, 12/15/2023(b)		570	597	Alabama Power Co
Global Partners LP / GLP Finance Corp				3.75%, 03/01/2045		1,835	1,802
7.00%, 06/15/2023		975	820	3.85%, 12/01/2042		850	861
HD Supply Inc				4.15%, 08/15/2044		2,240	2,352
5.25%, 12/15/2021(b)		405	425	CMS Energy Corp
5.75%, 04/15/2024(b)		340	357	4.70%, 03/31/2043		910	984
7.50%, 07/15/2020		725	769	4.88%, 03/01/2044		1,835	2,063
WW Grainger Inc				Commonwealth Edison Co
4.60%, 06/15/2045		980	1,121	3.70%, 03/01/2045		1,330	1,333
			$4,089	3.80%, 10/01/2042		2,170	2,155
				4.35%, 11/15/2045		1,660	1,811
Diversified Financial Services - 2.27%				Consolidated Edison Co of New York Inc
AerCap Ireland Capital Ltd / AerCap Global				3.30%, 12/01/2024		2,880	3,015
Aviation Trust				4.50%, 12/01/2045		2,900	3,225
4.63%, 10/30/2020		605	629	4.63%, 12/01/2054		1,940	2,141
Aircastle Ltd				Dominion Resources Inc/VA
4.63%, 12/15/2018		380	393	3.90%, 10/01/2025		4,530	4,765
5.00%, 04/01/2023		175	178	DTE Energy Co
5.13%, 03/15/2021		2,340	2,475	6.38%, 04/15/2033		4,795	5,949
5.50%, 02/15/2022		530	564	Duke Energy Corp
7.63%, 04/15/2020		240	272	3.75%, 04/15/2024		1,500	1,599
Ally Financial Inc				Dynegy Inc
3.25%, 11/05/2018		830	828	6.75%, 11/01/2019		715	721
4.25%, 04/15/2021		70	71	7.38%, 11/01/2022		1,385	1,368
4.75%, 09/10/2018		220	225	Edison International
5.75%, 11/20/2025		1,180	1,195	3.75%, 09/15/2017		1,420	1,464
Blackstone Holdings Finance Co LLC				Electricite de France SA
2.00%, 05/19/2025	EUR	250	299	2.15%, 01/22/2019(b)		1,805	1,838
Countrywide Financial Corp				2.35%, 10/13/2020(b)		3,960	4,009
6.25%, 05/15/2016		$4,530	4,537	3.63%, 10/13/2025(b)		3,205	3,315
Credit Acceptance Corp				4.25%, 12/29/2049(a),(d)	EUR	500	577
6.13%, 02/15/2021		2,410	2,296	4.63%, 09/11/2024		250	367
7.38%, 03/15/2023		1,275	1,208	4.88%, 01/22/2044(b)		$1,140	1,211
Fly Leasing Ltd				4.95%, 10/13/2045(b)		1,515	1,645
6.38%, 10/15/2021		2,050	2,009	5.50%, 10/17/2041	GBP	100	171
GE Capital International Funding Co				5.63%, 12/29/2049(a),(b),(d)		$4,365	4,201
Unlimited Co				6.00%, 12/29/2049(a),(d)	GBP	100	139
2.34%, 11/15/2020(b)		19,706	20,162
4.42%, 11/15/2035(b)		3,689	4,051	6.25%, 05/30/2028		50	92
				Elwood Energy LLC
ILFC E-Capital Trust II				8.16%, 07/05/2026		$630	694
4.49%, 12/21/2065(b),(d)		155	127
				Eskom Holdings SOC Ltd
Intercontinental Exchange Inc				7.13%, 02/11/2025(b)		875	824
2.75%, 12/01/2020		3,620	3,730	Exelon Corp
International Lease Finance Corp				2.85%, 06/15/2020		4,560	4,653
2.58%, 06/15/2016(d)		30	30
				4.45%, 04/15/2046		1,910	1,972
5.75%, 05/15/2016		830	831	5.10%, 06/15/2045(b)		1,480	1,677
6.25%, 05/15/2019		2,405	2,609	Florida Power & Light Co
MasterCard Inc				4.05%, 06/01/2042		995	1,072
1.10%, 12/01/2022	EUR	250	294	4.13%, 02/01/2042		755	827
National Rural Utilities Cooperative Finance				Iberdrola International BV
Corp				3.50%, 02/01/2021	EUR	100	131
0.87%, 05/12/2017(d)		$4,200	4,201
4.75%, 04/30/2043(d)		855	817	Indiantown Cogeneration LP
				9.77%, 12/15/2020		$656	722
Navient Corp				Kentucky Utilities Co
6.13%, 03/25/2024		1,025	918	3.30%, 10/01/2025		3,950	4,163
OneMain Financial Holdings LLC
7.25%, 12/15/2021(b)		965	1,004	Louisville Gas & Electric Co
				3.30%, 10/01/2025		5,470	5,839
Peachtree Corners Funding Trust
3.98%, 02/15/2025(b)		10,340	10,452	MidAmerican Energy Co
				4.25%, 05/01/2046		2,780	3,081
Springleaf Finance Corp				Mirant Mid-Atlantic Series C Pass Through
5.25%, 12/15/2019		2,000	1,897	Trust
6.90%, 12/15/2017		135	141	10.06%, 12/30/2028		1,203	1,119
SUAM Finance BV
4.88%, 04/17/2024(b)		625	637	Mirant Mid-Atlantic Series B Pass Through
				Trust
				9.13%, 06/30/2017		307	294

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Entertainment (continued)
Northern States Power Co/MN				GLP Capital LP / GLP Financing II Inc
3.40%, 08/15/2042		$265	$256	4.38%, 04/15/2021	$330	$338
NRG Energy Inc				5.38%, 04/15/2026	795	829
6.25%, 05/01/2024		835	814	Lions Gate Entertainment Corp
8.25%, 09/01/2020		820	849	5.25%, 08/01/2018	265	272
Oncor Electric Delivery Co LLC				Peninsula Gaming LLC / Peninsula Gaming
2.15%, 06/01/2019		4,630	4,671	Corp
5.25%, 09/30/2040		950	1,100	8.38%, 02/15/2018(b)	1,200	1,222
Pacific Gas & Electric Co				Pinnacle Entertainment Inc
3.50%, 06/15/2025		3,320	3,557	5.63%, 05/01/2024(b)	500	499
4.45%, 04/15/2042		645	716	Regal Entertainment Group
PacifiCorp				5.75%, 03/15/2022	1,245	1,296
3.85%, 06/15/2021		1,137	1,243	WMG Acquisition Corp
4.10%, 02/01/2042		1,675	1,778	6.00%, 01/15/2021(b)	126	130
PPL Electric Utilities Corp				6.75%, 04/15/2022(b)	825	817
3.00%, 09/15/2021		465	487	WMG Holdings Corp
4.75%, 07/15/2043		1,375	1,549	13.75%, 10/01/2019	511	540
PPL WEM Ltd / Western Power Distribution						$15,490
Ltd
3.90%, 05/01/2016(b)		2,470	2,470	Environmental Control - 0.04%
5.38%, 05/01/2021(b)		5,140	5,694	Clean Harbors Inc
				5.13%, 06/01/2021(b)	320	322
Public Service Electric & Gas Co
3.65%, 09/01/2042		365	359	Republic Services Inc
4.15%, 11/01/2045		1,600	1,762	3.80%, 05/15/2018	1,215	1,272
Puget Energy Inc						$1,594
6.00%, 09/01/2021		2,935	3,345	Food- 0.84%
Southern California Edison Co				BI-LO LLC / BI-LO Finance Corp
3.60%, 02/01/2045		3,660	3,682	9.25%, 02/15/2019(b)	1,110	1,074
3.90%, 12/01/2041		370	384	Cencosud SA
4.05%, 03/15/2042		1,610	1,684	5.50%, 01/20/2021(b)	350	373
Virginia Electric & Power Co				5.50%, 01/20/2021	2,100	2,238
4.00%, 01/15/2043		235	238	Gruma SAB de CV
4.45%, 02/15/2044		1,560	1,720	4.88%, 12/01/2024(b)	1,375	1,471
4.65%, 08/15/2043		1,620	1,837	Grupo Bimbo SAB de CV
Western Power Distribution West Midlands				4.88%, 06/27/2044(b)	2,150	2,064
PLC				Ingles Markets Inc
5.75%, 04/16/2032	GBP	100	187	5.75%, 06/15/2023	1,305	1,357
Wisconsin Electric Power Co				JBS USA LLC / JBS USA Finance Inc
4.30%, 12/15/2045		$1,495	1,621	5.75%, 06/15/2025(b)	915	842
Xcel Energy Inc				7.25%, 06/01/2021(b)	380	389
3.30%, 06/01/2025		2,535	2,626	JM Smucker Co/The
			$126,870	2.50%, 03/15/2020	2,000	2,042
Electronics - 0.15%				3.50%, 03/15/2025	2,100	2,203
Honeywell International Inc				4.38%, 03/15/2045	2,215	2,317
2.25%, 02/22/2028	EUR	475	571	Kraft Heinz Foods Co
				2.80%, 07/02/2020(b)	6,475	6,663
Keysight Technologies Inc				5.00%, 07/15/2035(b)	1,155	1,289
3.30%, 10/30/2019		$1,470	1,472	5.20%, 07/15/2045(b)	980	1,128
Sanmina Corp
4.38%, 06/01/2019(b)		210	215	Post Holdings Inc
				7.38%, 02/15/2022	685	722
Tyco Electronics Group SA				7.75%, 03/15/2024(b)	475	517
1.10%, 03/01/2023	EUR	500	571
2.38%, 12/17/2018		$150	151	Smithfield Foods Inc
				5.25%, 08/01/2018(b)	855	869
3.50%, 02/03/2022		2,935	3,042	5.88%, 08/01/2021(b)	1,425	1,486
7.13%, 10/01/2037		105	139
				TreeHouse Foods Inc
			$6,161	6.00%, 02/15/2024(b)	965	1,027
Engineering & Construction - 0.07%				Wm Wrigley Jr Co
SBA Tower Trust				2.40%, 10/21/2018(b)	1,650	1,680
2.90%, 10/15/2044(b)		2,700	2,709	3.38%, 10/21/2020(b)	2,745	2,884
						$34,635

Entertainment - 0.37%				Forest Products & Paper - 0.12%
Carmike Cinemas Inc				Domtar Corp
6.00%, 06/15/2023(b)		720	761	6.25%, 09/01/2042	2,155	2,176
CCM Merger Inc				Klabin Finance SA
9.13%, 05/01/2019(b)		2,640	2,752	5.25%, 07/16/2024(b)	800	782
Cinemark USA Inc				Resolute Forest Products Inc
4.88%, 06/01/2023		2,555	2,536	5.88%, 05/15/2023	955	719
4.88%, 06/01/2023(b)		750	745	Sappi Papier Holding GmbH
DreamWorks Animation SKG Inc				7.50%, 06/15/2032(b)	630	573
6.88%, 08/15/2020(b)		1,435	1,528	Tembec Industries Inc
Eldorado Resorts Inc				9.00%, 12/15/2019(b)	805	580
7.00%, 08/01/2023		1,175	1,225

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper (continued)			Healthcare - Services (continued)
Verso Paper Holdings LLC / Verso Paper Inc			IASIS Healthcare LLC / IASIS Capital Corp
0.00%, 01/15/2019(h)	$835	$111	8.38%, 05/15/2019		$310	$296
		$4,941	Molina Healthcare Inc
			5.38%, 11/15/2022(b)		1,000	1,032
Gas- 0.14%			MPH Acquisition Holdings LLC
Dominion Gas Holdings LLC			6.63%, 04/01/2022(b)		2,390	2,495
2.80%, 11/15/2020	3,645	3,725	RegionalCare Hospital Partners Holdings Inc
4.80%, 11/01/2043	75	78	8.25%, 05/01/2023(b)		690	718
Nakilat Inc			Roche Holdings Inc
6.07%, 12/31/2033	350	399	6.50%, 03/04/2021	EUR	250	374
Talent Yield Investments Ltd
4.50%, 04/25/2022(b)	1,500	1,611	Tenet Healthcare Corp
			6.00%, 10/01/2020		$155	164
		$5,813	UnitedHealth Group Inc
Healthcare - Products - 1.13%			1.90%, 07/16/2018		2,425	2,469
ConvaTec Finance International SA			4.63%, 07/15/2035		4,780	5,395
8.25%, PIK 9.00%, 01/15/2019(b),(e)	1,850	1,855	4.75%, 07/15/2045		230	266
ConvaTec Healthcare E SA			WellCare Health Plans Inc
10.50%, 12/15/2018 (b)	400	410	5.75%, 11/15/2020		1,180	1,229
DJO Finco Inc / DJO Finance LLC / DJO						$42,098
Finance Corp
8.13%, 06/15/2021(b)	1,885	1,649	Holding Companies - Diversified - 0.08%
			Alfa SAB de CV
Hill-Rom Holdings Inc			5.25%, 03/25/2024(b)		723	767
5.75%, 09/01/2023(b),(d)	740	767
			Argos Merger Sub Inc
Kinetic Concepts Inc / KCI USA Inc			7.13%, 03/15/2023(b)		1,115	1,140
10.50%, 11/01/2018	2,060	2,082	KOC Holding AS
Mallinckrodt International Finance SA /			5.25%, 03/15/2023(b)		1,275	1,304
Mallinckrodt CB LLC
5.63%, 10/15/2023(b)	2,175	2,039				$3,211
Medtronic Inc			Home Builders - 0.22%
2.50%, 03/15/2020	2,160	2,233	Beazer Homes USA Inc
3.50%, 03/15/2025	1,506	1,615	6.63%, 04/15/2018		685	699
4.38%, 03/15/2035	3,885	4,327	CalAtlantic Group Inc
4.63%, 03/15/2045	6,330	7,221	5.88%, 11/15/2024		520	550
Universal Hospital Services Inc			KB Home
7.63%, 08/15/2020	1,470	1,373	4.75%, 05/15/2019		390	392
Zimmer Biomet Holdings Inc			Lennar Corp
2.00%, 04/01/2018	4,000	4,032	4.13%, 12/01/2018		1,725	1,770
2.70%, 04/01/2020	10,765	10,958	4.50%, 11/15/2019		675	701
3.15%, 04/01/2022	1,285	1,318	4.75%, 11/15/2022(d)		1,265	1,284
3.55%, 04/01/2025	4,560	4,686	WCI Communities Inc
4.25%, 08/15/2035	325	325	6.88%, 08/15/2021		2,105	2,110
		$46,890	Woodside Homes Co LLC / Woodside Homes
			Finance Inc
Healthcare - Services - 1.02%			6.75%, 12/15/2021(b)		1,725	1,587
Aetna Inc						$9,093
2.75%, 11/15/2022	400	404
Anthem Inc			Home Equity Asset Backed Securities - 0.03%
3.13%, 05/15/2022	865	883	First NLC Trust 2005-1
3.50%, 08/15/2024	610	626	0.93%, 05/25/2035(d)		302	208
4.35%, 08/15/2020	505	548	JP Morgan Mortgage Acquisition Trust 2006-
4.63%, 05/15/2042	1,485	1,545	CW2
4.65%, 01/15/2043	1,250	1,291	0.59%, 08/25/2036(d)		716	673
Centene Corp			New Century Home Equity Loan Trust 2005-
4.75%, 05/15/2022	2,040	2,088	1
5.63%, 02/15/2021(b)	470	495	1.02%, 03/25/2035(d)		85	85
5.75%, 06/01/2017	4,580	4,717	Saxon Asset Securities Trust 2004-1
6.13%, 02/15/2024(b)	580	612	2.13%, 03/25/2035(d)		282	122
Cigna Corp			Specialty Underwriting & Residential Finance
4.00%, 02/15/2022	1,875	2,007	Trust Series 2004-BC1
4.38%, 12/15/2020	2,530	2,749	1.20%, 02/25/2035(d)		303	279
Fresenius Medical Care US Finance II Inc						$1,367
4.75%, 10/15/2024(b)	1,180	1,224
5.88%, 01/31/2022(b)	985	1,083	Housewares - 0.07%
6.50%, 09/15/2018(b)	330	363	Newell Brands Inc
HCA Holdings Inc			3.15%, 04/01/2021		665	689
6.25%, 02/15/2021	925	1,005	3.85%, 04/01/2023		900	941
HCA Inc			4.20%, 04/01/2026		1,115	1,178
4.75%, 05/01/2023	2,685	2,752				$2,808
5.00%, 03/15/2024	1,045	1,082	Insurance - 1.96%
5.25%, 04/15/2025	1,500	1,552	Aegon NV
5.88%, 03/15/2022	580	634	4.00%, 04/25/2044(d)	EUR	250	281

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)				Lodging (continued)
American International Group Inc				Boyd Gaming Corp (continued)
3.30%, 03/01/2021		$4,205	$4,335	9.00%, 07/01/2020		$364	$384
3.38%, 08/15/2020		4,605	4,764	MGM Resorts International
3.75%, 07/10/2025		2,585	2,619	6.00%, 03/15/2023		705	733
3.88%, 01/15/2035		5,400	5,007	6.63%, 12/15/2021		1,065	1,134
5.00%, 04/26/2023	GBP	150	243	8.63%, 02/01/2019		190	216
Chubb INA Holdings Inc				10.00%, 11/01/2016		1,205	1,255
2.30%, 11/03/2020		$8,575	8,775	MGP Escrow Issuer LLC / MGP Escrow Co-
3.35%, 05/03/2026		7,085	7,465	Issuer Inc
CNO Financial Group Inc				5.63%, 05/01/2024(b)		730	761
4.50%, 05/30/2020		545	561	Wyndham Worldwide Corp
Liberty Mutual Group Inc				2.50%, 03/01/2018		2,920	2,923
7.00%, 03/07/2067(b),(d)		2,760	2,429				$7,940
Markel Corp
5.00%, 04/05/2046		1,845	1,901	Machinery - Construction & Mining - 0.01%
				Vander Intermediate Holding II Corp
Metropolitan Life Global Funding I				9.75%, PIK 10.50%, 02/01/2019 (b),(e)		994	596
0.88%, 01/20/2022	EUR	250	286
Pricoa Global Funding I
2.20%, 05/16/2019(b)		$3,170	3,180	Machinery - Diversified - 0.02%
Prudential Financial Inc				CNH Industrial Capital LLC
5.38%, 05/15/2045(d)		6,175	6,277	3.88%, 07/16/2018		80	80
TIAA Asset Management Finance Co LLC				4.88%, 04/01/2021		630	630
2.95%, 11/01/2019(b)		6,675	6,809				$710
Voya Financial Inc
5.50%, 07/15/2022		2,365	2,655	Media- 2.23%
5.65%, 05/15/2053(d)		8,305	7,778	21st Century Fox America Inc
XLIT Ltd				4.75%, 09/15/2044		850	908
4.45%, 03/31/2025		9,000	9,044	5.40%, 10/01/2043		1,580	1,824
5.50%, 03/31/2045		6,890	6,737	6.15%, 02/15/2041		1,965	2,428
			$81,146	Altice Financing SA
				6.50%, 01/15/2022(b)		475	480
Internet - 0.18%				7.88%, 12/15/2019(b)		400	417
Alibaba Group Holding Ltd				Altice Finco SA
3.13%, 11/28/2021		3,200	3,250	7.63%, 02/15/2025(b)		905	844
Netflix Inc				8.13%, 01/15/2024(b)		520	507
5.38%, 02/01/2021		200	212	Altice Luxembourg SA
Tencent Holdings Ltd				7.75%, 05/15/2022(b)		1,910	1,905
3.80%, 02/11/2025(b)		650	672	Altice US Finance I Corp
Zayo Group LLC / Zayo Capital Inc				5.50%, 05/15/2026(b)		400	404
6.00%, 04/01/2023		2,115	2,173	CBS Corp
10.13%, 07/01/2020		883	941	5.75%, 04/15/2020		810	924
			$7,248	CCO Holdings LLC / CCO Holdings Capital
				Corp
Investment Companies - 0.02%				5.13%, 05/01/2023(b)		4,820	4,916
GrupoSura Finance SA
5.50%, 04/29/2026(b)		725	737	CCO Safari II LLC
				4.46%, 07/23/2022(b)		434	461
				4.91%, 07/23/2025(b)		4,400	4,743
Iron & Steel - 0.25%				6.38%, 10/23/2035(b)		585	675
AK Steel Corp				6.48%, 10/23/2045(b)		3,210	3,792
7.63%, 05/15/2020		820	697	6.83%, 10/23/2055(b)		2,395	2,753
ArcelorMittal				CCOH Safari LLC
6.50%, 03/01/2021(d)		1,940	1,984	5.75%, 02/15/2026(b)		180	186
8.00%, 10/15/2039(d)		1,905	1,772	Comcast Corp
BlueScope Steel Finance Ltd/BlueScope Steel				3.15%, 03/01/2026		3,310	3,466
Finance USA LLC				3.38%, 02/15/2025		3,485	3,713
6.50%, 05/15/2021(b),(f)		415	423	4.20%, 08/15/2034		510	546
Commercial Metals Co				4.60%, 08/15/2045		325	369
4.88%, 05/15/2023		2,785	2,534	5.50%, 11/23/2029	GBP	125	232
7.35%, 08/15/2018		740	784	6.40%, 03/01/2040		$1,975	2,722
Signode Industrial Group Lux SA/Signode				6.50%, 11/15/2035		330	454
Industrial Group US Inc				CSC Holdings LLC
6.38%, 05/01/2022(b)		2,240	2,184	8.63%, 02/15/2019		185	205
			$10,378	DISH DBS Corp
				4.25%, 04/01/2018		710	724
Leisure Products & Services - 0.06%				5.88%, 07/15/2022		1,890	1,838
NCL Corp Ltd				5.88%, 11/15/2024		760	713
4.63%, 11/15/2020(b)		1,325	1,347
5.25%, 11/15/2019(b)		920	945	6.75%, 06/01/2021		2,710	2,792
				7.88%, 09/01/2019		1,517	1,672
			$2,292	NBCUniversal Enterprise Inc
				1.31%, 04/15/2018(b),(d)		5,490	5,497
Lodging - 0.19%
Boyd Gaming Corp				NBCUniversal Media LLC
6.88%, 05/15/2023		515	534	2.88%, 01/15/2023		4,325	4,496
				4.45%, 01/15/2043		1	1

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Mining (continued)
Neptune Finco Corp				Newmont Mining Corp
6.63%, 10/15/2025(b)		$445	$478	4.88%, 03/15/2042		$775	$724
10.13%, 01/15/2023 (b)		1,250	1,372	Rio Tinto Finance USA Ltd
Numericable-SFR SA				3.50%, 11/02/2020		30	32
6.00%, 05/15/2022(b)		235	235	4.13%, 05/20/2021		140	152
7.38%, 05/01/2026(b)		815	827	Rio Tinto Finance USA PLC
RCN Telecom Services LLC / RCN Capital				2.00%, 03/22/2017		2,350	2,356
Corp				St Barbara Ltd
8.50%, 08/15/2020(b)		1,685	1,706	8.88%, 04/15/2018(b)		880	889
Sky PLC				Taseko Mines Ltd
1.50%, 09/15/2021	EUR	250	291	7.75%, 04/15/2019		1,072	622
2.88%, 11/24/2020	GBP	100	152	Teck Resources Ltd
Time Warner Cable Inc				2.50%, 02/01/2018		1,965	1,867
5.25%, 07/15/2042		100	147				$16,232
5.88%, 11/15/2040		$10	11
6.75%, 07/01/2018		920	1,018	Miscellaneous Manufacturers - 0.53%
8.75%, 02/14/2019		1,165	1,374	Bombardier Inc
				5.50%, 09/15/2018(b)		1,100	1,083
Time Warner Inc				7.50%, 03/15/2025(b)		575	515
2.10%, 06/01/2019		1,080	1,096
3.60%, 07/15/2025		90	94	General Electric Co
3.88%, 01/15/2026		1,065	1,131	4.50%, 03/11/2044		810	910
4.05%, 12/15/2023		3,670	3,965	5.30%, 02/11/2021		6,800	7,849
4.65%, 06/01/2044		610	627	5.88%, 01/14/2038		534	704
4.85%, 07/15/2045		1,830	1,972	Ingersoll-Rand Global Holding Co Ltd
6.25%, 03/29/2041		2,456	2,992	2.88%, 01/15/2019		1,065	1,096
Unitymedia GmbH				5.75%, 06/15/2043		790	950
6.13%, 01/15/2025(b)		895	922	Ingersoll-Rand Luxembourg Finance SA
Unitymedia Hessen GmbH & Co KG /				3.55%, 11/01/2024		3,405	3,529
Unitymedia NRW GmbH				4.65%, 11/01/2044		1,065	1,103
5.50%, 01/15/2023(b)		1,275	1,321	Siemens Financieringsmaatschappij NV
				1.45%, 05/25/2018(b)		1,133	1,139
Univision Communications Inc
8.50%, 05/15/2021(b)		995	1,039	2.75%, 09/10/2025	GBP	100	150
UPCB Finance IV Ltd				2.88%, 03/10/2028	EUR	250	341
5.38%, 01/15/2025(b)		602	613	3.75%, 09/10/2042	GBP	100	158
Viacom Inc				Tyco International Finance SA
4.85%, 12/15/2034		3,470	3,120	5.13%, 09/14/2045		$2,110	2,252
5.85%, 09/01/2043		255	251				$21,779
Virgin Media Finance PLC
5.75%, 01/15/2025(b)		600	605	Mortgage Backed Securities - 2.96%
				Fannie Mae REMIC Trust 2005-W2
6.00%, 10/15/2024(b)		405	413	0.64%, 05/25/2035(d)		471	466
Virgin Media Secured Finance PLC
5.25%, 01/15/2026(b)		380	381	Fannie Mae REMICS
				2.25%, 07/25/2040		219	220
VTR Finance BV				3.00%, 04/25/2027(g)		5,433	497
6.88%, 01/15/2024(b)		930	929	3.50%, 09/25/2027(d),(g)		8,894	1,047
Walt Disney Co/The				3.50%, 11/25/2027(d),(g)		2,280	248
2.30%, 02/12/2021		2,480	2,562	3.50%, 05/25/2028(g)		3,690	377
WideOpenWest Finance LLC /				3.50%, 03/25/2031(d),(g)		5,960	623
WideOpenWest Capital Corp				4.00%, 04/25/2043(d),(g)		946	158
13.38%, 10/15/2019		1,535	1,535	5.56%, 07/25/2039(d),(g)		10,719	1,328
10.25%, 07/15/2019		1,395	1,398	5.66%, 02/25/2043(d),(g)		7,448	1,509
			$92,184	5.66%, 03/25/2043(d),(g)		12,562	3,021
				5.71%, 06/25/2043(d),(g)		13,197	2,953
Metal Fabrication & Hardware - 0.02%				6.06%, 12/25/2021(d),(g)		842	88
Wise Metals Intermediate Holdings LLC/Wise				6.06%, 03/25/2022(d),(g)		622	61
Holdings Finance Corp				35.61%, 08/25/2035 (d),(g)		22	4
9.75%, PIK 10.50%, 06/15/2019 (b),(e)		1,455	771
				Freddie Mac REMICS
				0.88%, 06/15/2023(d)		26	26
Mining - 0.39%				2.00%, 02/15/2036(d)		1,133	1,145
Aleris International Inc				3.00%, 09/15/2025(d),(g)		5,007	262
9.50%, 04/01/2021(b)		225	235	3.00%, 05/15/2027(d),(g)		10,053	663
Barrick North America Finance LLC				3.00%, 10/15/2027(d),(g)		1,467	135
4.40%, 05/30/2021		2,881	3,071	3.00%, 02/15/2029(d),(g)		9,781	915
BHP Billiton Finance USA Ltd				3.50%, 02/15/2028(g)		6,397	630
2.05%, 09/30/2018		1,670	1,685	3.50%, 01/15/2040(d),(g)		6,063	673
FMG Resources August 2006 Pty Ltd				3.50%, 03/15/2041(g)		7,682	977
6.88%, 04/01/2022(b)		1,920	1,747	4.00%, 04/15/2025(d),(g)		6,569	420
8.25%, 11/01/2019(b)		880	919	6.22%, 05/15/2026(d),(g)		4,626	688
Freeport-McMoRan Inc				6.32%, 09/15/2034(d),(g)		876	101
2.30%, 11/14/2017		1,065	1,030	Freddie Mac Structured Agency Credit Risk
Glencore Funding LLC				Debt Notes
3.13%, 04/29/2019(b)		945	903	1.29%, 04/25/2024(d)		3,445	3,442
				1.34%, 10/25/2027(d)		10,136	10,112

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Freddie Mac Structured Agency Credit Risk				CNOOC Finance 2013 Ltd
Debt Notes (continued)				3.00%, 05/09/2023		$850	$825
1.59%, 12/25/2027(d)		$6,613	$6,611	ConocoPhillips
1.69%, 01/25/2025(d)		1,556	1,558	5.75%, 02/01/2019		500	551
1.69%, 03/25/2028(d)		4,710	4,712	ConocoPhillips Co
1.79%, 04/25/2028(d)		3,679	3,689	1.52%, 05/15/2022(d)		3,300	3,100
1.89%, 09/25/2024(d)		9,616	9,632	Continental Resources Inc/OK
2.09%, 08/25/2024(d)		3,035	3,044	3.80%, 06/01/2024		3,173	2,705
2.84%, 08/25/2024(d)		6,479	6,544	4.50%, 04/15/2023		1,365	1,219
Ginnie Mae				5.00%, 09/15/2022		905	845
1.75%, 10/16/2037		664	667	Denbury Resources Inc
3.50%, 02/20/2040(d),(g)		4,780	640	5.50%, 05/01/2022		1,055	678
3.50%, 02/20/2041(d),(g)		12,444	1,873	Devon Energy Corp
3.50%, 10/20/2042(d),(g)		17,358	3,017	2.25%, 12/15/2018		8,870	8,518
4.00%, 03/16/2039(d),(g)		4,671	727	Ecopetrol SA
4.00%, 09/20/2040(g)		3,955	704	5.38%, 06/26/2026		1,145	1,051
4.50%, 05/16/2043(d),(g)		3,572	661	Encana Corp
4.50%, 04/16/2044(g)		1,152	175	5.15%, 11/15/2041		1,085	819
5.00%, 10/16/2022(d),(g)		819	11	EP Energy LLC / Everest Acquisition Finance
5.16%, 02/20/2045(d),(g)		18,925	4,003	Inc
5.16%, 02/20/2045(d),(g)		5,621	1,118	6.38%, 06/15/2023		845	486
5.61%, 11/20/2040(d),(g)		5,125	988	9.38%, 05/01/2020		2,665	1,737
5.61%, 08/20/2042(d),(g)		11,419	2,261	Exxon Mobil Corp
5.61%, 08/20/2043(d),(g)		8,860	1,415	2.22%, 03/01/2021		4,980	5,073
5.66%, 07/16/2043(d),(g)		14,125	2,553	4.11%, 03/01/2046		1,680	1,790
5.66%, 02/20/2046(d),(g)		9,953	2,538	Halcon Resources Corp
5.71%, 09/20/2041(d),(g)		20,360	4,461	8.63%, 02/01/2020(b)		1,350	1,120
5.76%, 09/20/2044(d),(g)		14,953	3,181	12.00%, 02/15/2022 (b)		58	41
5.76%, 01/20/2046(d),(g)		12,977	3,156	Laredo Petroleum Inc
5.81%, 08/16/2045(d),(g)		18,848	4,445	5.63%, 01/15/2022		60	55
6.16%, 04/16/2040(d),(g)		15,550	3,682	7.38%, 05/01/2022		600	588
6.16%, 03/20/2042(d),(g)		14,593	3,325	Marathon Petroleum Corp
6.21%, 08/20/2038(d),(g)		9,913	1,519	4.75%, 09/15/2044		3,485	2,913
6.21%, 04/16/2042(d),(g)		5,568	1,217	Nabors Industries Inc
6.21%, 12/20/2042(d),(g)		8,125	2,195	2.35%, 09/15/2016		1,400	1,399
6.31%, 11/20/2045(d),(g)		11,687	2,922	Noble Energy Inc
Merrill Lynch Mortgage Investors Trust Series				3.90%, 11/15/2024		1,880	1,869
2005	-A8			5.05%, 11/15/2044		1,435	1,359
0.79%, 08/25/2036(d)		157	147	Northern Blizzard Resources Inc
Wells Fargo Mortgage Backed Securities				7.25%, 02/01/2022(b)		715	626
2005-AR16 Trust				Oasis Petroleum Inc
2.96%, 03/25/2035(d)		391	382	6.50%, 11/01/2021		455	416
			$122,562	6.88%, 03/15/2022		290	259
				6.88%, 01/15/2023		1,870	1,678
Office & Business Equipment - 0.08%				PDC Energy Inc
Xerox Corp				7.75%, 10/15/2022		2,250	2,329
2.95%, 03/15/2017		555	561	Pertamina Persero PT
3.50%, 08/20/2020		1,795	1,775	5.63%, 05/20/2043(b)		550	508
6.75%, 02/01/2017		550	568	Petrobras Global Finance BV
6.75%, 12/15/2039		635	611	5.38%, 01/27/2021		3,395	3,017
			$3,515	Petroleos de Venezuela SA
Oil & Gas - 2.46%				6.00%, 05/16/2024		2,700	918
Anadarko Petroleum Corp				Petroleos Mexicanos
3.45%, 07/15/2024		3,375	3,174	4.88%, 01/18/2024		1,200	1,196
				5.50%, 02/04/2019(b)		2,850	2,980
5.55%, 03/15/2026		3,610	3,869
6.60%, 03/15/2046		1,530	1,732	6.38%, 01/23/2045		60	59
				6.88%, 08/04/2026(b)		1,580	1,744
Apache Corp
4.25%, 01/15/2044		365	334	Phillips 66
4.75%, 04/15/2043		2,395	2,342	4.65%, 11/15/2034		2,180	2,298
Baytex Energy Corp				Pioneer Natural Resources Co
5.13%, 06/01/2021(b)		370	290	3.45%, 01/15/2021		3,955	4,013
BP Capital Markets PLC				4.45%, 01/15/2026		1,645	1,739
1.16%, 05/10/2019(d)		6,585	6,509	QEP Resources Inc
3.12%, 05/04/2026(f)		1,440	1,452	5.25%, 05/01/2023		1,025	964
Carrizo Oil & Gas Inc				6.80%, 04/01/2018		200	198
6.25%, 04/15/2023		145	139	Repsol Oil & Gas Canada Inc
7.50%, 09/15/2020		2,907	2,922	7.75%, 06/01/2019		6,800	7,354
				Seven Generations Energy Ltd
Chaparral Energy Inc				6.75%, 05/01/2023(b)		285	281
7.63%, 11/15/2022		1,456	437
9.88%, 10/01/2020		655	196	Shell International Finance BV
Chesapeake Energy Corp				1.63%, 01/20/2027	EUR	100	118
8.00%, 12/15/2022(b)		1,356	922

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
Sunoco LP / Sunoco Finance Corp			Packaging Corp of America
5.50%, 08/01/2020(b)	$765	$765	4.50%, 11/01/2023		$5,775	$6,150
6.38%, 04/01/2023(b)	1,075	1,091	Reynolds Group Issuer Inc / Reynolds Group
Ultra Petroleum Corp			Issuer LLC / Reynolds Group Issuer
6.13%, 10/01/2024(b)	1,475	221	(Luxembourg) S.A.
Woodside Finance Ltd			5.75%, 10/15/2020		1,185	1,230
3.65%, 03/05/2025(b)	1,065	1,006	7.88%, 08/15/2019		1,065	1,102
WPX Energy Inc			WestRock RKT Co
7.50%, 08/01/2020	1,250	1,191	3.50%, 03/01/2020		4,330	4,380
YPF SA						$20,844
8.50%, 03/23/2021(b)	1,610	1,682
		$101,710	Pharmaceuticals - 0.88%
			AbbVie Inc
Oil & Gas Services - 0.13%			2.50%, 05/14/2020		5,245	5,335
Archrock Partners LP / Archrock Partners			4.70%, 05/14/2045		1,805	1,917
Finance Corp			Actavis Funding SCS
6.00%, 10/01/2022	395	310	3.00%, 03/12/2020		285	291
Halliburton Co			3.45%, 03/15/2022		2,000	2,049
2.70%, 11/15/2020	2,610	2,645	3.80%, 03/15/2025		2,950	3,029
PHI Inc			4.55%, 03/15/2035		410	410
5.25%, 03/15/2019	755	696	Alphabet Holding Co Inc
Schlumberger Investment SA			7.75%, 11/01/2017		820	830
3.30%, 09/14/2021(b)	1,155	1,207	Forest Laboratories LLC
Seventy Seven Operating LLC			5.00%, 12/15/2021(b)		8,690	9,587
6.63%, 11/15/2019	1,385	561	JLL/Delta Dutch Pledgeco BV
		$5,419	8.75%, PIK 9.50%, 05/01/2020(b),(e)		1,210	1,198
			Johnson & Johnson
Other Asset Backed Securities - 1.45%			2.45%, 03/01/2026		1,225	1,232
Chase Funding Trust Series 2003-5			3.70%, 03/01/2046		3,635	3,861
1.04%, 07/25/2033(d)	612	555
			5.50%, 11/06/2024	GBP	50	92
Chase Funding Trust Series 2004-1
0.90%, 12/25/2033(d)	23	21	Novartis Capital Corp
			4.00%, 11/20/2045		$2,300	2,506
CNH Equipment Trust 2016-A
0.95%, 07/15/2019(d)	11,600	11,621	Novartis Finance SA
			1.63%, 11/09/2026	EUR	250	306
Countrywide Asset-Backed Certificates
2.04%, 01/25/2034(d)	9	9	Perrigo Co PLC
			1.30%, 11/08/2016		$690	688
Dell Equipment Finance Trust 2015-1
1.01%, 07/24/2017(b)	10,144	10,138	RocheFinanceEuropeBV
			5.38%, 08/29/2023	GBP	100	179
Dell Equipment Finance Trust 2015-2
1.34%, 12/22/2017(b),(d)	10,000	9,999	Valeant Pharmaceuticals International Inc
			5.38%, 03/15/2020(b)		$290	257
1.72%, 09/22/2020(b),(d)	5,200	5,191
			5.63%, 12/01/2021(b)		545	462
JP Morgan Mortgage Acquisition Trust 2007-			5.88%, 05/15/2023(b)		985	825
CH3			7.50%, 07/15/2021(b)		600	549
0.59%, 03/25/2037(d)	1,106	1,097
			Wyeth LLC
Kubota Credit Owner Trust 2015-1			6.00%, 02/15/2036		565	724
1.54%, 03/15/2019(b),(d)	8,880	8,872
						$36,327
Popular ABS Mortgage Pass-Through Trust
2005-1			Pipelines - 1.31%
0.71%, 05/25/2035(d)	1,085	981	Boardwalk Pipelines LP
Trade MAPS 1 Ltd			3.38%, 02/01/2023		4,445	3,908
1.14%, 12/10/2018(b),(d)	11,500	11,450	Columbia Pipeline Group Inc
		$59,934	3.30%, 06/01/2020(b)		5,620	5,692
			Enbridge Inc
Packaging & Containers - 0.50%			1.08%, 06/02/2017(d)		4,580	4,444
Ardagh Finance Holdings SA
8.63%, PIK 8.63%, 06/15/2019(b),(e)	598	616	Energy Transfer Equity LP
			5.88%, 01/15/2024		410	383
Ardagh Packaging Finance PLC / Ardagh			Energy Transfer Partners LP
Holdings USA Inc			4.05%, 03/15/2025		2,885	2,689
3.63%, 12/15/2019(b),(d)	1,150	1,161
6.00%, 06/30/2021(b)	220	217	4.90%, 03/15/2035		950	817
7.00%, 11/15/2020(b)	46	43	EnLink Midstream Partners LP
7.25%, 05/15/2024(b),(c),(f)	925	925	4.15%, 06/01/2025		4,875	4,203
			4.40%, 04/01/2024		904	783
Beverage Packaging Holdings Luxembourg II			5.05%, 04/01/2045		1,210	909
SA / Beverage Packaging Holdings II
5.63%, 12/15/2016(b)	240	239	Enterprise Products Operating LLC
6.00%, 06/15/2017(b)	660	658	3.70%, 02/15/2026		1,915	1,948
			4.90%, 05/15/2046		2,730	2,763
Coveris Holding Corp
10.00%, 06/01/2018 (b)	1,500	1,496	Kinder Morgan Energy Partners LP
			4.70%, 11/01/2042		1,540	1,262
Coveris Holdings SA			5.63%, 09/01/2041		680	618
7.88%, 11/01/2019(b)	885	850
			Kinder Morgan Inc/DE
Crown Cork & Seal Co Inc			3.05%, 12/01/2019		1,575	1,566
7.38%, 12/15/2026	1,615	1,777	5.05%, 02/15/2046		850	755

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)				REITS (continued)
Magellan Midstream Partners LP				Host Hotels & Resorts LP
5.00%, 03/01/2026		$1,160	$1,280	4.50%, 02/01/2026	$1,635	$1,690
MPLX LP				iStar Inc
4.88%, 06/01/2025(b)		1,107	1,070	4.88%, 07/01/2018	390	380
ONEOK Partners LP				5.00%, 07/01/2019	125	121
4.90%, 03/15/2025		2,515	2,543	6.50%, 07/01/2021	670	660
Sabine Pass Liquefaction LLC				9.00%, 06/01/2017	490	512
5.63%, 02/01/2021(d)		990	984	Kimco Realty Corp
5.63%, 03/01/2025		910	887	3.40%, 11/01/2022	2,160	2,211
6.25%, 03/15/2022		745	754	MPT Operating Partnership LP / MPT Finance
Sabine Pass LNG LP				Corp
7.50%, 11/30/2016		350	358	6.38%, 03/01/2024	532	567
Tesoro Logistics LP / Tesoro Logistics				PLA Administradora Industrial S de RL de
Finance Corp				CV
6.13%, 10/15/2021		915	936	5.25%, 11/10/2022(b)	1,150	1,141
6.25%, 10/15/2022		230	236	Regency Centers LP
TransCanada PipeLines Ltd				5.88%, 06/15/2017	5,375	5,621
4.63%, 03/01/2034		965	985	Retail Properties of America Inc
5.00%, 10/16/2043		1,605	1,627	4.00%, 03/15/2025	3,160	2,995
7.13%, 01/15/2019		730	820	Scentre Group Trust 1 / Scentre Group Trust
Transportadora de Gas Internacional SA ESP				2
5.70%, 03/20/2022		815	848	2.38%, 04/28/2021(b)	4,030	3,992
Western Gas Partners LP				Select Income REIT
5.45%, 04/01/2044		3,700	3,184	4.15%, 02/01/2022	3,170	3,160
Williams Partners LP				Simon Property Group LP
3.60%, 03/15/2022		3,185	2,876	2.50%, 09/01/2020	4,490	4,598
Williams Partners LP / ACMP Finance Corp				2.50%, 07/15/2021	2,550	2,623
4.88%, 05/15/2023		1,555	1,427			$48,198
6.13%, 07/15/2022		585	582
			$54,137	Retail - 1.41%
				BMC Stock Holdings Inc
Private Equity - 0.06%				9.00%, 09/15/2018(b)	1,880	1,974
Icahn Enterprises LP / Icahn Enterprises				Claire's Stores Inc
Finance Corp				9.00%, 03/15/2019(b)	840	605
3.50%, 03/15/2017		395	394	CVS Health Corp
4.88%, 03/15/2019		940	933	2.75%, 12/01/2022	170	174
6.00%, 08/01/2020		1,025	1,023	2.80%, 07/20/2020	1,110	1,153
			$2,350	4.13%, 05/15/2021	130	143
				4.75%, 12/01/2022(b)	6,515	7,326
Real Estate - 0.14%				4.88%, 07/20/2035	1,970	2,208
American Campus Communities Operating				5.00%, 12/01/2024(b)	80	92
Partnership LP				5.13%, 07/20/2045	3,920	4,581
3.35%, 10/01/2020		1,900	1,949	CVS Pass-Through Trust
Crescent Resources LLC / Crescent Ventures				5.93%, 01/10/2034(b)	36	40
Inc				7.51%, 01/10/2032(b)	2,757	3,312
10.25%, 08/15/2017 (b)		1,310	1,310
				Dollar Tree Inc
Prologis LP				5.25%, 03/01/2020(b)	325	338
1.38%, 10/07/2020	EUR	250	292	5.75%, 03/01/2023(b)	650	694
3.00%, 06/02/2026		450	563	Home Depot Inc/The
3.75%, 11/01/2025		$1,680	1,785	3.35%, 09/15/2025	6,070	6,573
			$5,899	4.88%, 02/15/2044	400	472
Regional Authority - 0.03%				JC Penney Corp Inc
Provincia de Buenos Aires/Argentina				5.65%, 06/01/2020	1,850	1,748
9.95%, 06/09/2021		1,150	1,254	L Brands Inc
				6.88%, 11/01/2035	745	819
				Landry's Holdings II Inc
REITS- 1.16%				10.25%, 01/01/2018 (b)	1,085	1,093
American Tower Corp				Landry's Inc
3.30%, 02/15/2021		3,495	3,603	9.38%, 05/01/2020(b)	1,460	1,535
DDR Corp				Macy's Retail Holdings Inc
3.63%, 02/01/2025		2,170	2,131	5.90%, 12/01/2016	3,694	3,795
DuPont Fabros Technology LP				6.90%, 04/01/2029	145	160
5.88%, 09/15/2021		1,415	1,486	McDonald's Corp
Equinix Inc				2.10%, 12/07/2018	1,105	1,128
4.88%, 04/01/2020		230	239	2.75%, 12/09/2020	2,685	2,787
5.38%, 01/01/2022		935	977	3.70%, 01/30/2026	1,590	1,703
5.38%, 04/01/2023		730	763	4.70%, 12/09/2035	1,235	1,345
5.88%, 01/15/2026		740	783	4.88%, 12/09/2045	4,050	4,577
Essex Portfolio LP				Michaels Stores Inc
3.38%, 04/15/2026		3,765	3,809	5.88%, 12/15/2020(b)	1,007	1,055
Hospitality Properties Trust				Rite Aid Corp
4.25%, 02/15/2021		4,025	4,136	6.13%, 04/01/2023(b)	900	959

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Retail (continued)				Sovereign (continued)
Target Corp				Belgium Government Bond	(continued)
3.63%, 04/15/2046		$1,430	$1,422	4.25%, 09/28/2022		EUR	305	$443
Tops Holding LLC / Tops Markets II Corp				Brazilian Government International Bond
8.00%, 06/15/2022(b)		975	873	2.63%, 01/05/2023			$1,000	867
Wal-Mart Stores Inc				4.25%, 01/07/2025			1,100	1,023
1.00%, 04/21/2017		2,750	2,758	Bundesrepublik Deutschland
6.75%, 10/15/2023		130	169	1.00%, 08/15/2024		EUR	395	487
Yum! Brands Inc				1.50%, 09/04/2022			200	253
3.88%, 11/01/2020		575	574	1.50%, 05/15/2024			425	544
			$58,185	4.75%, 07/04/2028			15	26
				Canada Housing Trust No 1
Savings & Loans - 0.02%				1.70%, 12/15/2017(b)		CAD	525	424
Nationwide Building Society				2.40%, 12/15/2022(b)			40	34
1.25%, 03/03/2025	EUR	500	557
6.88%, 12/29/2049(a),(d)	GBP	100	138	Colombia Government International Bond
				7.38%, 03/18/2019			$100	114
			$695	Croatia Government International Bond
Semiconductors - 0.07%				6.38%, 03/24/2021			1,100	1,204
Applied Materials Inc				Denmark Government Bond
5.10%, 10/01/2035		$1,570	1,726	1.75%, 11/15/2025		DKK	750	128
Micron Technology Inc				Dominican Republic International Bond
5.25%, 01/15/2024(b)		295	237	6.88%, 01/29/2026(b)			$800	860
NXP BV / NXP Funding LLC				France Government Bond OAT
5.75%, 02/15/2021(b)		200	210	0.50%, 05/25/2025		EUR	100	115
Sensata Technologies UK Financing Co plc				1.00%, 05/25/2019			200	238
6.25%, 02/15/2026(b)		670	715	1.75%, 11/25/2024			485	618
			$2,888	3.00%, 04/25/2022			740	998
				3.50%, 04/25/2026			30	44
Shipbuilding - 0.03%				4.50%, 04/25/2041			25	46
Huntington Ingalls Industries Inc				Hungary Government International Bond
5.00%, 11/15/2025(b)		1,215	1,277	5.38%, 02/21/2023			$1,740	1,917
				Indonesia Government International Bond
				5.38%, 10/17/2023(b)			1,925	2,136
Software - 0.49%
Activision Blizzard Inc				Ireland Government Bond
5.63%, 09/15/2021(b)		2,885	3,037	3.40%, 03/18/2024		EUR	360	496
6.13%, 09/15/2023(b)		970	1,056	Israel Government International Bond
Fidelity National Information Services Inc				4.50%, 01/30/2043			$375	403
2.85%, 10/15/2018		2,450	2,500	Italy Buoni Poliennali Del Tesoro
3.63%, 10/15/2020		2,580	2,699	0.25%, 05/15/2018		EUR	235	271
First Data Corp				2.50%, 12/01/2024			100	125
5.00%, 01/15/2024(b)		1,535	1,550	3.50%, 03/01/2030(b)			500	684
5.75%, 01/15/2024(b)		535	543	3.75%, 08/01/2021			355	473
Microsoft Corp				4.25%, 09/01/2019			75	98
2.00%, 11/03/2020		2,515	2,576	4.75%, 06/01/2017			75	90
3.13%, 11/03/2025		25	27	5.00%, 09/01/2040			15	25
4.45%, 11/03/2045		1,060	1,176	6.00%, 05/01/2031			20	35
MSCI Inc				Japan Government Ten Year Bond
5.25%, 11/15/2024(b)		785	820	0.50%, 12/20/2024		JPY	35,000	347
5.75%, 08/15/2025(b)		355	378	0.60%, 03/20/2023			30,000	297
Oracle Corp				1.40%, 06/20/2019			81,000	800
2.50%, 10/15/2022		773	789	1.50%, 09/20/2018			139,500	1,366
3.13%, 07/10/2025	EUR	250	338	Japan Government Thirty Year Bond
4.38%, 05/15/2055		$1,895	1,949	1.50%, 03/20/2045			36,000	445
Rackspace Hosting Inc				Japan Government Twenty Year Bond
6.50%, 01/15/2024(b)		686	678	1.40%, 09/20/2034			11,000	125
			$20,116	1.50%, 06/20/2034			100,000	1,154
				1.90%, 03/20/2024			95,000	1,039
Sovereign - 1.14%				Mexican Bonos
Abu Dhabi Government International Bond				5.00%, 12/11/2019(d)		MXN	3,500	204
3.13%, 05/03/2026(b),(f)		1,050	1,058	6.50%, 06/10/2021(d)			11,500	705
Argentine Republic Government International				Mexico Government International Bond
Bond				3.63%, 03/15/2022			$100	103
6.88%, 04/22/2021(b)		625	644	4.00%, 10/02/2023			230	241
6.88%, 04/22/2021(b)		700	721	4.13%, 01/21/2026			2,600	2,730
7.50%, 04/22/2026(b)		540	548	Netherlands Government Bond
7.50%, 04/22/2026(b)		760	771	1.75%, 07/15/2023(b)		EUR	150	192
7.63%, 04/22/2046(b)		300	295	2.00%, 07/15/2024(b)			170	222
7.63%, 04/22/2046(b)		350	344	5.50%, 01/15/2028			25	45
Australia Government Bond				Panama Government International Bond
3.25%, 04/21/2029	AUD	125	100	3.75%, 03/16/2025			$550	567
4.50%, 04/15/2020		200	167	4.00%, 09/22/2024			1,200	1,263
Belgium Government Bond				Peruvian Government International Bond
0.80%, 06/22/2025(b)	EUR	50	59	5.63%, 11/18/2050			845	978

See accompanying notes				97

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
Poland Government Bond				AT&T Inc	(continued)
5.25%, 10/25/2020	PLN	315	$94	3.80%, 03/15/2022			$3,867	$4,096
Poland Government International Bond				4.35%, 06/15/2045			2,205	2,067
3.25%, 04/06/2026		$1,200	1,199	4.45%, 05/15/2021			1,360	1,496
Romanian Government International Bond				4.50%, 05/15/2035			4,555	4,581
4.88%, 01/22/2024(b)		1,850	2,023	5.20%, 11/18/2033		GBP	100	171
Russian Foreign Bond - Eurobond				6.00%, 08/15/2040			$1,560	1,796
5.00%, 04/29/2020		800	846	6.38%, 03/01/2041			725	865
7.50%, 03/31/2030(d)		4,240	5,169	B Communications Ltd
Spain Government Bond				7.38%, 02/15/2021(b)			230	249
0.25%, 04/30/2018	EUR	500	576	Bharti Airtel International Netherlands BV
1.15%, 07/30/2020		100	118	5.13%, 03/11/2023(b)			2,400	2,583
2.75%, 10/31/2024(b)		175	222	CC Holdings GS V LLC / Crown Castle GS
4.65%, 07/30/2025(b)		40	58	III Corp
4.85%, 10/31/2020(b)		295	404	3.85%, 04/15/2023			3,570	3,779
5.15%, 10/31/2044(b)		25	42	Cisco Systems Inc
5.50%, 04/30/2021(b)		100	143	1.60%, 02/28/2019			2,195	2,223
Sweden Government Bond				2.20%, 02/28/2021			3,795	3,873
1.50%, 11/13/2023	SEK	550	74	Digicel Group Ltd
4.25%, 03/12/2019		200	28	8.25%, 09/30/2020(b)			900	821
Switzerland Government Bond				Empresa Nacional de Telecomunicaciones
2.50%, 03/08/2036	CHF	30	46	SA
Turkey Government International Bond				4.75%, 08/01/2026(b)			1,150	1,141
3.25%, 03/23/2023		$1,425	1,360	Frontier Communications Corp
United Kingdom Gilt				8.88%, 09/15/2020(b)			765	810
1.25%, 07/22/2018	GBP	100	148	11.00%, 09/15/2025 (b)			2,385	2,409
1.75%, 07/22/2019		35	53	10.50%, 09/15/2022 (b)			1,250	1,286
1.75%, 09/07/2022		490	741	Goodman Networks Inc
2.00%, 07/22/2020		40	61	12.13%, 07/01/2018			780	378
3.25%, 01/22/2044		200	342	Intelsat Jackson Holdings SA
4.25%, 12/07/2040		60	119	6.63%, 12/15/2022			420	272
4.75%, 12/07/2030		25	49	7.25%, 10/15/2020			1,220	891
Uruguay Government International Bond				8.00%, 02/15/2024(b)			290	300
5.10%, 06/18/2050		$800	750	Intelsat Luxembourg SA
			$47,414	7.75%, 06/01/2021			1,810	597
				8.13%, 06/01/2023			630	206
Student Loan Asset Backed Securities - 1.01%				Level 3 Communications Inc
Navient Private Education Loan Trust 2014-				5.75%, 12/01/2022			855	879
A
0.91%, 05/16/2022(b),(d)		1,148	1,146	Level 3 Financing Inc
				4.10%, 01/15/2018(d)			295	297
Navient Private Education Loan Trust 2015-				5.38%, 01/15/2024(b)			1,685	1,710
A				6.13%, 01/15/2021			270	283
0.93%, 12/15/2021(b),(d)		2,686	2,677
				Ooredoo International Finance Ltd
Navient Student Loan Trust 2014-8				3.88%, 01/31/2028			1,300	1,290
0.72%, 08/25/2020(d)		2,494	2,483
				Orange SA
Navient Student Loan Trust 2015-1				4.00%, 10/29/2049(a),(d)		EUR	200	234
0.74%, 09/26/2022(d)		1,644	1,625
				Sable International Finance Ltd
SLM Private Education Loan Trust 2012-A				8.75%, 02/01/2020(b)			$200	209
1.83%, 08/15/2025(b),(d)		5,172	5,182
				SES SA
SLM Private Education Loan Trust 2012-C				4.63%, 03/09/2020		EUR	250	331
1.53%, 08/15/2023(b),(d)		1,365	1,366
				Sprint Capital Corp
SLM Private Education Loan Trust 2012-D				6.88%, 11/15/2028			$565	420
1.48%, 06/15/2023(b),(d)		1,556	1,556
				6.90%, 05/01/2019			640	586
SLM Private Education Loan Trust 2012-E
1.18%, 10/16/2023(b),(d)		1,891	1,888	Sprint Communications Inc
				7.00%, 08/15/2020			3,065	2,544
SLM Private Education Loan Trust 2013-A				9.13%, 03/01/2017			236	243
1.03%, 08/15/2022(b),(d)		2,934	2,930
				Sprint Corp
SLM Private Education Loan Trust 2013-B				7.13%, 06/15/2024			1,995	1,496
1.08%, 07/15/2022(b),(d)		4,167	4,158
				7.88%, 09/15/2023			680	530
SLM Private Education Loan Trust 2014-A
1.03%, 07/15/2022(b),(d)		6,657	6,639	Telefonica Emisiones SAU
				6.42%, 06/20/2016			595	599
SLM Student Loan Trust 2012-6				7.05%, 06/20/2036			475	615
0.72%, 09/25/2019(d)		5,401	5,389
				Telstra Corp Ltd
Sofi Professional Loan Program 2016-A LLC				2.50%, 09/15/2023		EUR	250	319
2.19%, 08/25/2036(b),(d)		4,919	4,933
				T-Mobile USA Inc
			$41,972	6.00%, 03/01/2023			$540	567
Telecommunications - 2.66%				6.13%, 01/15/2022			185	195
AT&T Inc				6.25%, 04/01/2021			2,460	2,565
2.38%, 11/27/2018		795	813	6.50%, 01/15/2024			190	202
2.45%, 06/30/2020		3,555	3,611	6.50%, 01/15/2026			1,140	1,208
2.75%, 05/19/2023	EUR	250	314	6.63%, 04/28/2021			585	616
3.40%, 05/15/2025		$2,180	2,216

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)			1.99%	Amount (000's) Value (000's)

Telecommunications (continued)				Aerospace & Defense - 0.06%
Verizon Communications Inc				B/E Aerospace Inc, Term Loan B
1.04%, 06/09/2017(d)		$7,740	$7,746	4.00%, 11/19/2021(d)	$2,545	$2,558
1.35%, 06/09/2017		3,270	3,278
2.38%, 09/14/2018(d)		7,303	7,497
				Automobile Manufacturers - 0.02%
2.38%, 02/17/2022	EUR	500	625
				FCA US LLC, Term Loan B
2.63%, 12/01/2031		150	182	3.50%, 05/24/2017(d)	261	261
4.07%, 06/18/2024(b)	GBP	100	160
				Navistar Inc, Term Loan B
4.52%, 09/15/2048		$2,506	2,543	6.50%, 08/06/2020(d)	478	449
4.75%, 02/17/2034	GBP	150	248
5.01%, 08/21/2054		$5,568	5,719			$710
5.15%, 09/15/2023		10,287	11,831	Building Materials - 0.06%
VimpelCom Holdings BV				Builders FirstSource Inc, Term Loan B
7.50%, 03/01/2022(b)		2,500	2,669	6.00%, 07/22/2022(d)	919	918
Vodafone Group PLC				GYP Holdings III Corp, Term Loan B
2.50%, 09/26/2022		2,720	2,698	4.75%, 03/26/2021(d)	799	761
Wind Acquisition Finance SA				7.75%, 03/25/2022(d)	720	654
4.75%, 07/15/2020(b)		1,245	1,188			$2,333
7.38%, 04/23/2021(b)		2,320	2,065
			$110,231	Chemicals - 0.18%
				A Schulman Inc, Term Loan B
Transportation - 0.74%				4.00%, 05/11/2022(d)	648	641
Burlington Northern Santa Fe LLC				Aruba Investments Inc, Term Loan B
3.85%, 09/01/2023		2,455	2,692	4.50%, 02/02/2022(d)	255	252
4.90%, 04/01/2044		1,005	1,172	Axiall Holdco Inc, Term Loan B
5.05%, 03/01/2041		1,410	1,650	4.00%, 02/25/2022(d)	914	913
CSX Corp				Emerald Performance Materials LLC, Term
3.95%, 05/01/2050		3,730	3,574	Loan
5.50%, 04/15/2041		1,880	2,254	7.75%, 07/22/2022(d)	2,570	2,408
6.25%, 03/15/2018		740	803	Ineos US Finance LLC, Term Loan B
7.38%, 02/01/2019		964	1,107	3.75%, 12/15/2020(d)	1,810	1,790
Eletson Holdings Inc				Methanol Holdings Trinidad Ltd, Term Loan
9.63%, 01/15/2022(b)		1,595	1,260	B
FedEx Corp				4.25%, 06/16/2022(d)	1,644	1,529
1.00%, 01/11/2023	EUR	700	800			$7,533
4.55%, 04/01/2046		$2,765	2,945
4.75%, 11/15/2045		4,850	5,315	Computers - 0.02%
Hornbeck Offshore Services Inc				Oberthur Technologies of America Corp,
5.00%, 03/01/2021		445	283	Term Loan B2
				4.50%, 10/18/2019(d)	848	847
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021(b)		2,810	2,311
				Consumer Products - 0.04%
Navios Maritime Holdings Inc / Navios				Dell International LLC, Term Loan B2
Maritime Finance II US Inc				4.00%, 04/29/2020(d)	1,769	1,768
7.38%, 01/15/2022(b)		1,235	497
8.13%, 02/15/2019		385	131
Navios South American Logistics Inc / Navios				Diversified Financial Services - 0.04%
Logistics Finance US Inc				Delos Finance Sarl, Term Loan B
7.25%, 05/01/2022(b)		2,610	1,572	3.50%, 02/26/2021(d)	1,820	1,826
Union Pacific Corp
4.38%, 11/15/2065		1,780	1,830	Entertainment - 0.20%
United Parcel Service Inc				CCM Merger Inc, Term Loan B
1.63%, 11/15/2025	EUR	250	300	4.50%, 07/30/2021(d)	1,587	1,591
5.13%, 02/12/2050	GBP	50	101	Eldorado Resorts Inc, Term Loan B
			$30,597	4.25%, 07/15/2022(d)	1,239	1,235
				Lions Gate Entertainment Corp, Term Loan
Trucking & Leasing - 0.06%				B
Penske Truck Leasing Co Lp / PTL Finance				5.00%, 03/11/2022(d)	2,180	2,126
Corp
3.38%, 02/01/2022(b)		$2,535	2,550	Peninsula Gaming LLC, Term Loan B
				4.25%, 11/30/2017(d)	860	860
				WMG Acquisition Corp, Term Loan B
TOTAL BONDS			$2,717,257	3.75%, 07/07/2020(d)	2,452	2,421

		Principal				$8,233
CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
				Food- 0.05%
Banks- 0.03%
				B&G Foods Inc, Term Loan B
ING Groep NV				3.76%, 10/21/2022(d)	1,033	1,038
6.00%, 12/29/2049(a),(d)		1,200	1,140
				JBS USA LLC, Term Loan B
				4.00%, 08/18/2022(d)	743	742
Semiconductors - 0.01%				Pinnacle Foods Finance LLC, Term Loan I
Jazz US Holdings Inc				3.75%, 01/13/2023(d)	469	471
8.00%, 12/31/2018		430	593			$2,251

TOTAL CONVERTIBLE BONDS			$1,733

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Forest Products & Paper - 0.13%			Oil & Gas - 0.04%
Caraustar Industries Inc, Term Loan B			Drillships Financing Holding Inc, Term Loan
8.00%, 04/26/2019(d)	$561	$558	B1
8.00%, 05/01/2019(d)	3,224	3,203	6.00%, 03/31/2021(d)	$922	$439
NewPage Corp, DIP Term Loan			Seadrill Operating LP, Term Loan B
11.00%, 07/26/2017 (d)	620	536	4.00%, 02/12/2021(d)	2,367	1,162
11.00%, 07/26/2017 (d)	620	524			$1,601
NewPage Corp, Term Loan B
0.00%, 02/05/2021(d),(h)	3,080	435	Oil & Gas Services - 0.07%
		$5,256	Navios Maritime Midstream Partners LP,
			Term Loan B
Healthcare - Products - 0.06%			5.50%, 06/15/2020(d)	3,017	2,651
Kinetic Concepts Inc, Term Loan E1			Seventy Seven Operating LLC, Term Loan B
4.50%, 05/04/2018(d)	1,265	1,264	3.75%, 06/17/2021(d)	231	182
Mallinckrodt International Finance SA, Term					$2,833
Loan B1
3.25%, 03/19/2021(d)	1,244	1,215	Packaging & Containers - 0.03%
			Berry Plastics Group Inc, Term Loan F
		$2,479	4.00%, 09/16/2022(d)	559	560
Healthcare - Services - 0.16%			SIG Combibloc PurchaseCo Sarl, Term Loan
Acadia Healthcare Co Inc, Term Loan B2			B
4.50%, 02/04/2023(d)	244	246	4.25%, 03/11/2022(d)	663	662
DaVita HealthCare Partners Inc, Term Loan					$1,222
B
3.50%, 06/18/2021(d)	784	787	Pharmaceuticals - 0.11%
			DPx Holdings BV, Term Loan B
Lantheus Medical Imaging Inc, Term Loan B			4.25%, 01/22/2021(d)	1,245	1,231
7.00%, 06/24/2022(d)	2,744	2,358
			Endo Luxembourg Finance I Co Sarl, Term
MPH Acquisition Holdings LLC, Term Loan			Loan B
B			3.75%, 06/24/2022(d)	160	159
3.75%, 03/19/2021(d)	790	786
Radnet Management Inc, Term Loan B			Grifols Worldwide Operations USA Inc, Term
8.00%, 03/25/2021(d)	2,640	2,422	Loan B
			3.44%, 03/05/2021(d)	1,208	1,209
		$6,599
			Valeant Pharmaceuticals International Inc,
Insurance - 0.03%			Term Loan BE1
Asurion LLC, Term Loan			4.75%, 08/05/2020(d)	1,248	1,212
8.50%, 02/19/2021(d)	505	484	Valeant Pharmaceuticals International Inc,
Asurion LLC, Term Loan B1			Term Loan BF1
5.00%, 05/24/2019(d)	208	207	5.00%, 04/01/2022(d)	602	586
Asurion LLC, Term Loan B2					$4,397
4.25%, 06/19/2020(d)	340	334
		$1,025	REITS- 0.10%
			iStar Inc, Term Loan A2
Internet - 0.01%			7.00%, 03/19/2017(d)	4,098	4,098
Zayo Group LLC, Term Loan B			MGM Growth Properties Operating
3.75%, 05/06/2021(d)	587	587	Partnership LP, Term Loan B
			4.00%, 04/07/2023(d)	150	151
					$4,249
Lodging - 0.03%
Hilton Worldwide Finance LLC, Term Loan			Retail - 0.16%
B			Academy Ltd, Term Loan B
3.50%, 09/23/2020(d)	1,210	1,214	5.00%, 06/16/2022(d)	1,945	1,905
			Dollar Tree Inc, Term Loan B2
			4.18%, 07/06/2022(d)	2,010	2,012
Media- 0.12%
			Michaels Stores Inc, Term Loan B
CCO Safari III LLC, Term Loan I			4.00%, 01/20/2028(d)	1,256	1,260
3.50%, 01/23/2023(d)	950	954
			PetSmart Inc, Term Loan B
Numericable US LLC, Term Loan B			4.41%, 03/11/2022(d)	1,335	1,331
5.00%, 01/08/2024(d)	1,260	1,264
Univision Communications Inc, Term Loan					$6,508
C3			Semiconductors - 0.10%
4.00%, 03/01/2020(d)	155	155
			Avago Technologies Cayman Finance Ltd,
Univision Communications Inc, Term Loan			Term Loan B1
C4			4.25%, 11/11/2022(d)	2,375	2,376
4.00%, 03/01/2020(d)	1,387	1,385
			NXP BV, Term Loan B
WideOpenWest Finance LLC, Term Loan B			3.75%, 11/05/2020(d)	1,880	1,885
4.50%, 04/01/2019(d)	1,354	1,346
					$4,261
		$5,104
			Software - 0.06%
Mining - 0.06%			Activision Blizzard Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term			3.25%, 07/26/2020(d)	299	300
Loan B			Evergreen Skills Lux Sarl, Term Loan
4.25%, 06/30/2019(d)	2,643	2,487	3.75%, 04/08/2021(d)	882	874
			First Data Corp, Term Loan B
			4.19%, 07/08/2022(d)	1,230	1,230
					$2,404

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

			Federal Home Loan Mortgage Corporation (FHLMC)
Telecommunications - 0.02%			(continued)
Altice Financing SA, Delay-Draw Term Loan			6.50%, 02/01/2032	$4	$4
DD
5.50%, 07/03/2019(d)	$244	$246	6.50%, 02/01/2032	1	1
			6.50%, 05/01/2032	16	19
T-Mobile USA Inc, Term Loan B
3.50%, 11/03/2022(d)	603	607	6.50%, 04/01/2035	103	120
			6.50%, 10/01/2035	79	96
		$853	7.00%, 12/01/2029	9	10
Trucking & Leasing - 0.03%			7.00%, 06/01/2030	14	15
Fly Funding II Sarl, Term Loan			7.00%, 12/01/2030	11	12
3.50%, 08/09/2019(d)	1,205	1,201	7.00%, 09/01/2031	2	2
			7.50%, 09/01/2030	1	1
TOTAL SENIOR FLOATING RATE INTERESTS		$82,339	7.50%, 09/01/2030	2	3
U.S. GOVERNMENT & GOVERNMENT	Principal		7.50%, 01/01/2031	13	16
AGENCY OBLIGATIONS - 36.66%	Amount (000's) Value (000's)		7.50%, 03/01/2031	3	4
Federal Home Loan Mortgage Corporation (FHLMC) -			7.50%, 02/01/2032	6	7
4.49%			8.00%, 09/01/2030	52	56
2.09%, 06/01/2043(d)	$1,196	$1,232			$185,959
2.28%, 12/01/2035(d)	43	45
			Federal National Mortgage Association (FNMA) - 12.27%
2.50%, 07/01/2034(d)	15	16	1.98%, 10/01/2034(d)	175	182

2.78%, 05/01/2037(d)	310	327	2.32%, 07/01/2033(d)	929	974

2.79%, 07/01/2043(d)	6,175	6,394	2.45%, 12/01/2032(d)	99	103

2.86%, 01/01/2034(d)	48	49	2.49%, 08/01/2035(d)	221	235
3.00%, 01/01/2043	4,023	4,143	2.50%, 04/01/2028	4,134	4,269
3.00%, 02/01/2043	1,643	1,690	2.50%, 06/01/2028	272	281
3.50%, 06/01/2044	1,573	1,654	2.50%, 05/01/2029(i)	19,600	20,142
3.50%, 05/01/2045(i)	32,000	33,518
			2.50%, 09/01/2029	1,297	1,342
3.50%, 05/01/2045	28,190	29,648	2.50%, 03/01/2030	14,627	15,072
3.50%, 10/01/2045	17,407	18,372	2.59%, 12/01/2036(d)	511	537
4.00%, 02/01/2044	16,314	17,542	2.60%, 04/01/2036(d)	247	261
4.00%, 10/01/2044	4,165	4,474	2.64%, 01/01/2033(d)	89	93
4.00%, 01/01/2045	10,534	11,317	2.70%, 02/01/2036(d)	39	41
4.00%, 01/01/2046	17,844	19,092	2.87%, 04/01/2033(d)	176	187
4.50%, 04/01/2031	1,509	1,653	2.95%, 03/01/2035(d)	3,923	4,157
4.50%, 04/01/2041	9,223	10,075	3.00%, 05/01/2028(i)	27,000	28,202
5.00%, 03/01/2018	157	162	3.00%, 07/01/2028	7,445	7,811
5.00%, 05/01/2018	114	118	3.00%, 10/01/2029	1,621	1,701
5.00%, 10/01/2018	90	93	3.00%, 10/01/2030	6,574	6,898
5.00%, 01/01/2019	138	142	3.00%, 08/01/2034	8,092	8,436
5.00%, 06/01/2031	1,243	1,376	3.00%, 10/01/2034	4,236	4,416
5.00%, 02/01/2039	1,354	1,488	3.00%, 12/01/2040	228	233
5.00%, 09/01/2039	3,177	3,540	3.00%, 11/01/2042	718	740
5.00%, 08/01/2040	3,017	3,344	3.00%, 03/01/2043	6,199	6,370
5.00%, 03/01/2041	3,713	4,135	3.00%, 04/01/2043	33,672	34,596
5.50%, 03/01/2018	52	53	3.00%, 04/01/2043	808	830
5.50%, 08/01/2023	720	782	3.00%, 05/01/2043	7,852	8,067
5.50%, 05/01/2033	101	114	3.00%, 05/01/2043(i)	12,000	12,301
5.50%, 10/01/2033	87	98	3.00%, 05/01/2043	1,221	1,256
5.50%, 12/01/2033	1,114	1,267	3.00%, 08/01/2043	5,160	5,301
5.50%, 11/01/2036	821	915	3.37%, 04/01/2041(d)	1,139	1,191
5.50%, 04/01/2038	364	413	3.50%, 04/01/2030	10,952	11,734
5.50%, 08/01/2038	676	778	3.50%, 10/01/2033	4,974	5,272
5.50%, 03/01/2040	1,056	1,196	3.50%, 08/01/2034	3,650	3,856
6.00%, 07/01/2017	2	3	3.50%, 01/01/2041	388	408
6.00%, 03/01/2022	29	33	3.50%, 05/01/2043(i)	90,125	94,448
6.00%, 07/01/2023	361	408	3.50%, 05/01/2043	558	589
6.00%, 06/01/2028	4	5	3.50%, 07/01/2043	2,793	2,948
6.00%, 01/01/2029	2	2	3.50%, 09/01/2044	8,968	9,468
6.00%, 03/01/2031	16	18	3.50%, 11/01/2044	5,909	6,232
6.00%, 12/01/2031	48	55	3.50%, 03/01/2045	12,621	13,334
6.00%, 12/01/2032	47	54	3.50%, 04/01/2045	5,596	5,888
6.00%, 02/01/2033	145	165	4.00%, 08/01/2020	1,209	1,262
6.00%, 12/01/2033	63	72	4.00%, 01/01/2029	3,389	3,569
6.00%, 10/01/2036(d)	389	441
6.00%, 12/01/2037(d)	121	137	4.00%, 02/01/2031	561	605
			4.00%, 03/01/2034	1,217	1,319
6.00%, 01/01/2038(d)	80	91
			4.00%, 04/01/2034	6,397	6,917
6.00%, 01/01/2038	484	564	4.00%, 05/01/2044	6,220	6,687
6.00%, 07/01/2038	1,937	2,253	4.00%, 02/01/2045	447	479
6.50%, 03/01/2029	1	1	4.00%, 03/01/2045	6,743	7,204
6.50%, 03/01/2029	9	10	4.00%, 05/01/2045	23,664	25,475
6.50%, 05/01/2029	12	14	4.00%, 05/01/2045(i)	10,000	10,683
6.50%, 04/01/2031	5	6
6.50%, 06/01/2031	1	1
6.50%, 09/01/2031	4	5
See accompanying notes			101

Schedule of Investments

Core Plus Bond Fund

April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
			(continued)
4.00%, 10/01/2045	$4,457	$4,770
			4.00%, 05/01/2043	$10,000	$10,672
4.00%, 10/01/2045	8,336	8,928
			4.00%, 02/20/2046	14,843	15,878
4.50%, 04/01/2024	1,976	2,118
			4.50%, 06/20/2025	5,014	5,343
4.50%, 04/01/2044	5,248	5,709
			4.50%, 09/15/2039	559	625
4.50%, 12/01/2044	16,735	18,223
			4.50%, 03/15/2040	5,454	5,979
4.50%, 10/01/2045	12,381	13,536
			4.50%, 08/15/2040	9,239	10,110
4.50%, 11/01/2045	2,260	2,471
			4.50%, 01/20/2044	5,401	5,801
5.00%, 03/01/2018	50	52
			5.00%, 11/15/2033	2,988	3,345
5.00%, 09/01/2033	6,713	7,432
			5.00%, 06/15/2034	59	65
5.00%, 02/01/2035	3,382	3,789
			5.00%, 10/20/2039	297	330
5.00%, 05/01/2039	2,282	2,547
			5.00%, 07/20/2040	477	518
5.00%, 06/01/2040	195	216
			5.00%, 02/15/2042	2,220	2,465
5.00%, 05/01/2041	3,780	4,195
			5.50%, 10/15/2033	1,049	1,213
5.00%, 06/01/2041	4,172	4,659
			5.50%, 05/20/2035	114	129
5.00%, 10/01/2041	5,122	5,683
			5.50%, 02/15/2038	1,362	1,526
5.00%, 01/01/2042	4,615	5,154
			6.00%, 07/20/2028	51	58
5.50%, 09/01/2017	7	8
			6.00%, 11/20/2028	43	49
5.50%, 10/01/2017	8	8
			6.00%, 01/20/2029	47	55
5.50%, 06/01/2020	155	161
			6.00%, 07/20/2029	11	13
5.50%, 09/01/2020	781	838
			6.00%, 08/15/2031	21	24
5.50%, 02/01/2023	55	61
			6.00%, 01/15/2032	4	5
5.50%, 06/01/2023	137	153
			6.00%, 02/15/2032	40	45
5.50%, 07/01/2023	4	5
			6.00%, 02/15/2033	45	51
5.50%, 07/01/2033	193	218
			6.00%, 12/15/2033	49	57
5.50%, 09/01/2033	245	277
			6.50%, 03/20/2028	9	10
5.50%, 08/01/2036	2,140	2,408
			6.50%, 05/20/2029	8	10
5.50%, 02/01/2037	129	146
			6.50%, 10/15/2032	24	28
5.50%, 04/01/2038	3,939	4,466
			6.50%, 12/15/2032	91	104
5.50%, 12/01/2038	1,639	1,865
			7.00%, 06/15/2031	16	19
5.50%, 05/01/2040	864	972
			7.00%, 07/15/2031	2	2
6.00%, 02/01/2023	22	25

6.00%, 02/01/2038(d)	970	1,106	7.00%, 06/15/2032	142	167
			8.00%, 01/20/2031	6	8
6.00%, 05/01/2038	155	176

6.00%, 08/01/2038	236	268			$289,233

6.00%, 08/01/2038	623	709	U.S. Treasury - 11.75%

6.00%, 03/01/2040	5,398	6,164	0.50%, 11/30/2016	10,080	10,081

6.50%, 02/01/2017	1	1	0.50%, 04/30/2017	1,975	1,973

6.50%, 03/01/2017	1	1	0.63%, 08/15/2016	11,070	11,079

6.50%, 08/01/2017	9	9	0.88%, 07/15/2018	8,570	8,580

6.50%, 05/01/2022	9	11	1.25%, 11/30/2018	250	252

6.50%, 12/01/2031	8	9	1.25%, 01/31/2019	300	303

6.50%, 02/01/2032	3	4	1.25%, 01/31/2020	2,000	2,011

6.50%, 02/01/2032	2	2	1.38%, 12/31/2018(j)	65,520	66,367

6.50%, 04/01/2032	8	9	1.38%, 01/31/2020	85,000	85,850

6.50%, 06/01/2032	2	3	1.38%, 03/31/2020	13,650	13,774

6.50%, 08/01/2032	12	13	1.38%, 04/30/2020	12,450	12,556

6.50%, 07/01/2037	612	751	1.50%, 01/31/2022	2,025	2,032

6.50%, 07/01/2037	432	505	1.75%, 09/30/2019	25,130	25,742

6.50%, 12/01/2037	552	635	1.75%, 10/31/2020	1,000	1,022

6.50%, 02/01/2038	486	579	1.75%, 04/30/2022	1,230	1,249

6.50%, 03/01/2038	251	288	1.88%, 11/30/2021	30,000	30,762

6.50%, 09/01/2038	831	952	2.00%, 05/31/2021	4,540	4,692

7.00%, 02/01/2032	17	18	2.13%, 08/31/2020	6,075	6,307

7.00%, 03/01/2032	49	57	2.13%, 12/31/2021	95	99

7.50%, 08/01/2032	10	12	2.13%, 05/15/2025	12,185	12,529

		$507,977	2.25%, 11/15/2025	200	208

			2.38%, 05/31/2018	350	361
Government National Mortgage Association (GNMA) -
6.98%			2.38%, 08/15/2024	325	341

1.50%, 07/20/2043(d)	1,097	1,121	2.50%, 02/15/2045	450	435

3.00%, 05/01/2043	23,000	23,816	2.88%, 08/15/2045	10,390	10,841

3.00%, 06/20/2043	5,199	5,396	3.00%, 11/15/2044	23,400	25,044

3.00%, 01/20/2045	2,768	2,871	3.00%, 05/15/2045	2,545	2,723

3.00%, 01/20/2046	9,403	9,752	3.00%, 11/15/2045	29,000	31,032

3.50%, 03/15/2042	1,953	2,077	3.13%, 02/15/2042	25	28

3.50%, 04/15/2042	506	535	3.25%, 12/31/2016	150	153

3.50%, 04/15/2042	1,968	2,085	3.38%, 05/15/2044	495	569

3.50%, 10/15/2042	2,284	2,433	3.75%, 11/15/2043(k)	37,035	45,605

3.50%, 05/01/2043	125,700	132,766	3.88%, 08/15/2040	44,545	55,429

3.50%, 06/15/2043	11,204	11,927	4.38%, 05/15/2040	12,140	16,226

3.50%, 01/20/2045	1,208	1,277	4.50%, 02/15/2036	175	238

4.00%, 02/15/2042	1,577	1,707	4.75%, 02/15/2041	70	99

4.00%, 05/01/2043(i)	25,000	26,766

See accompanying notes

		Schedule of Investments
		Core Plus Bond Fund
		April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)
6.25%, 05/15/2030	$100	$151
		$486,743

U.S. Treasury Bill - 0.24%
0.34%, 05/26/2016(l)	10,000	9,999

U.S. Treasury Inflation-Indexed Obligations - 0.93%
0.13%, 04/15/2019	4,149	4,238
0.13%, 01/15/2022	4,609	4,685
0.13%, 07/15/2024	8,788	8,858
0.25%, 01/15/2025	20,277	20,528
		$38,309
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,518,220
Total Investments		$4,496,414
Other Assets and Liabilities - (8.58)%		$(355,275)
TOTAL NET ASSETS - 100.00%		$4,141,139

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $745,974 or 18.01% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,094 or 0.03% of net assets.
(d)	Variable Rate. Rate shown is in effect at April 30, 2016.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Security purchased on a when-issued basis.
(g)	Security is an Interest Only Strip.
(h)	Non-Income Producing Security
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,232 or 0.17% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,551 or 0.06% of net assets.
(l)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	32.47%
Financial	15.19%
Government	14.09%
Asset Backed Securities	11.23%
Consumer, Non-cyclical	7.03%
Consumer, Cyclical	5.51%
Communications	5.29%
Energy	4.01%
Exchange Traded Funds	3.85%
Utilities	3.23%
Industrial	3.22%
Basic Materials	1.72%
Technology	1.66%
Diversified	0.08%
Other Assets and Liabilities	(8.58)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive		Expiration		Premiums		Appreciation/
Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.25			(5.00)%	12/20/2020	$34,800	$154		$(1,149)	$(995)
CDX.NA.HY.25			(5.00)%	12/20/2020	55,000	(173)		(1,399)	(1,572)
Total						$(19	) $	(2,548)	$(2,567)

Amounts in thousands

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/09/2016	JPY		44,343,555	$390	$417		$27	$—
Total								$27	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	06/09/2016	AUD		413,652	$306	$314		$—	$(8)
Barclays Bank PLC	06/09/2016	JPY		644,241,640	5,668	6,062		—	(394)
Barclays Bank PLC	06/09/2016	MXN		15,869,977	887	919		—	(32)
Brown Brothers Harriman & Co	05/09/2016	EUR		17,210,786	19,205	19,710		—	(505)
Brown Brothers Harriman & Co	05/09/2016	GBP		4,022,679	5,818	5,878		—	(60)
Brown Brothers Harriman & Co	06/09/2016	CAD		621,579	466	495		—	(29)
Brown Brothers Harriman & Co	06/09/2016	CHF		64,731	66	68		—	(2)
Brown Brothers Harriman & Co	06/09/2016	DKK		871,158	128	134		—	(6)
Brown Brothers Harriman & Co	06/09/2016	EUR		7,267,506	8,018	8,330		—	(312)
Brown Brothers Harriman & Co	06/09/2016	GBP		1,053,362	1,499	1,539		—	(40)
Brown Brothers Harriman & Co	06/09/2016	PLN		391,349	100	103		—	(3)
Brown Brothers Harriman & Co	06/09/2016	SEK		860,524	101	107		—	(6)
Total								$—	$(1,397)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short			Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 10 Year Note; June 2016		Long		392	$51,176 $			50,985	$(191)
US 10 Year Ultra Note; June 2016		Long		317	44,812			44,558	(254)
US 2 Year Note; June 2016		Short		284	62,149			62,090	59
US 5 Year Note; June 2016		Short		55	6,657			6,650	7
US Long Bond; June 2016		Short		17	2,815			2,776	39
US Ultra Bond; June 2016		Long		62	10,606			10,623	17
Total									$(323)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2016 (unaudited)

COMMON STOCKS - 97.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.77%			Chemicals - 1.28%
WPP PLC	2,289,989	$53,500	Evonik Industries AG	800,598	$25,402
			Givaudan SA	14,546	28,712
			Lonza Group AG (a)	207,263	34,569
Aerospace & Defense - 0.91%					$88,683
Safran SA	581,688	40,102
Thales SA	268,232	23,212	Commercial Services - 0.87%
		$63,314	Ashtead Group PLC	1,356,705	18,043
			Ritchie Bros Auctioneers Inc	501,100	14,378
Agriculture - 2.17%			TAL Education Group ADR(a)	488,771	28,280
British American Tobacco PLC	1,152,593	70,276			$60,701
Imperial Brands PLC	623,343	33,894
KT&G Corp	433,322	46,684	Computers - 0.78%
		$150,854	Capgemini SA	379,413	35,416
			CGI Group Inc (a)	411,700	18,808
Airlines - 0.99%					$54,224
International Consolidated Airlines Group SA	2,745,383	21,170
Ryanair Holdings PLC ADR	589,771	47,742	Cosmetics & Personal Care - 0.61%
		$68,912	Svenska Cellulosa AB SCA	1,334,885	42,118

Automobile Manufacturers - 3.35%
Fuji Heavy Industries Ltd	1,452,500	47,693	Distribution & Wholesale - 0.67%
Maruti Suzuki India Ltd	513,121	29,288	ITOCHU Corp	2,656,600	33,762
Renault SA	522,808	50,445	Mitsubishi Corp	747,500	12,564
Toyota Motor Corp	2,078,237	105,345			$46,326
		$232,771	Diversified Financial Services - 1.74%
Automobile Parts & Equipment - 1.58%			Euronext NV (c)	228,658	9,666
Bridgestone Corp	655,697	24,134	Intermediate Capital Group PLC	1,269,232	11,410
Continental AG	212,824	46,867	Macquarie Group Ltd	525,676	25,182
Toyota Industries Corp	899,600	39,032	ORIX Corp	3,890,090	55,025
		$110,033	Paragon Group of Cos PLC/The	1,554,090	6,758
			Zenkoku Hosho Co Ltd	354,200	12,457
Banks - 11.60%					$120,498
Axis Bank Ltd	4,034,449	28,670
Bancolombia SA ADR	362,383	14,021	Electric - 2.36%
Bangkok Bank PCL	2,372,500	11,248	Enel SpA	7,983,500	36,284
Bank of Ireland (a)	81,984,112	24,897	Iberdrola SA	8,790,989	62,581
Bank of Montreal	1,021,833	66,569	Korea Electric Power Corp	1,203,164	65,354
Bank of Nova Scotia/The	946,500	49,637			$164,219
Bank Rakyat Indonesia Persero Tbk PT	23,332,700	18,234

Barclays Africa Group Ltd	1,999,455	20,247	Electrical Components & Equipment - 0.29%
			Prysmian SpA	858,984	20,323
BNP Paribas SA	1,378,801	73,020
Canadian Imperial Bank of Commerce/Canada	345,000	27,865
China Construction Bank Corp	28,788,272	18,284	Electronics - 2.23%
Credicorp Ltd	127,300	18,512	Hon Hai Precision Industry Co Ltd	25,212,526	60,058
Danske Bank A/S	1,244,564	35,214	Hoya Corp	1,317,504	50,453
Erste Group Bank AG	465,892	13,411	Murata Manufacturing Co Ltd	102,341	13,346
HDFC Bank Ltd (b)	342,386	6,971	Nippon Electric Glass Co Ltd	2,868,000	15,185
HDFC Bank Ltd ADR	175,139	11,011	Yokogawa Electric Corp	1,451,700	15,597
KBC Groep NV	343,322	19,316			$154,639
Mediobanca SpA	3,088,142	25,439
Mitsubishi UFJ Financial Group Inc	16,402,776	75,696	Energy - Alternate Sources - 0.56%
Royal Bank of Canada	800,959	49,742	Vestas Wind Systems A/S	546,877	39,147
Siam Commercial Bank PCL/The (b)	2,948,900	11,238
Skandinaviska Enskilda Banken AB	3,873,232	37,031	Engineering & Construction - 2.07%
Societe Generale SA	309,517	12,179	Aena SA (a),(c)	121,505	17,358
Sumitomo Mitsui Financial Group Inc	917,100	27,597	Obayashi Corp	1,486,100	14,564
Toronto-Dominion Bank/The	1,943,434	86,507	Promotora y Operadora de Infraestructura	1,135,107	14,390
Yes Bank Ltd	1,648,148	23,363	SAB de CV
		$805,919	Skanska AB	1,034,769	22,807
			Vinci SA	995,801	74,375
Beverages - 0.87%
					$143,494
Ambev SA	5,699,500	31,818
Anheuser-Busch InBev SA/NV	227,869	28,268	Entertainment - 0.20%
		$60,086	Paddy Power Betfair PLC	101,722	13,610

Biotechnology - 0.92%
China Biologic Products Inc (a)	105,363	12,328	Food - 2.96%
CSL Ltd	357,898	28,520	Delhaize Group	513,778	53,990
Genmab A/S (a)	157,375	23,350	Greencore Group PLC	2,638,636	13,925
		$64,198	Gruma SAB de CV	1,002,272	14,609
			Jeronimo Martins SGPS SA	860,691	14,092
Building Materials - 1.21%			Koninklijke Ahold NV	635,966	13,848
CRH PLC	1,973,424	57,433	Nestle SA	1,079,624	80,583
Kingspan Group PLC	1,013,615	26,720	Uni-President Enterprises Corp	8,175,840	14,718
		$84,153			$205,765

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper - 0.72%			Mining (continued)
Mondi PLC	2,020,371	$38,699	Rio Tinto PLC	708,271	$23,760
Smurfit Kappa Group PLC	430,690	11,432	Yamana Gold Inc	4,955,700	24,567
		$50,131			$112,837

Gas - 0.74%			Miscellaneous Manufacturers - 0.72%
National Grid PLC	3,600,475	51,374	FUJIFILM Holdings Corp	1,211,720	49,739

Hand & Machine Tools - 0.28%			Oil & Gas - 5.22%
Fuji Electric Co Ltd	4,577,737	19,479	Bharat Petroleum Corp Ltd	1,578,240	23,249
			Caltex Australia Ltd	962,943	23,634
			Canadian Natural Resources Ltd	1,533,400	46,050

Healthcare - Services - 1.07%			Cenovus Energy Inc	1,143,679	18,130
Fresenius SE & Co KGaA	817,975	59,646
ICON PLC (a)	215,752	14,580	China Petroleum & Chemical Corp	28,202,000	19,873
			Lukoil PJSC ADR	1,033,274	44,025
		$74,226	Royal Dutch Shell PLC - A Shares	317,399	8,314
Holding Companies - Diversified - 0.86%			Sasol Ltd	722,748	23,641
CK Hutchison Holdings Ltd	4,016,489	48,052	Statoil ASA	2,825,620	49,735
Wharf Holdings Ltd/The	2,201,000	11,896	Suncor Energy Inc	1,359,432	39,904
		$59,948	TOTAL SA	1,311,388	66,279
					$362,834
Home Builders - 2.74%
Barratt Developments PLC	5,885,259	45,831	Oil & Gas Services - 0.30%
Persimmon PLC	966,117	28,101	Technip SA	356,604	20,901
Sekisui House Ltd	3,048,568	52,933
Taylor Wimpey PLC	23,600,636	63,664	Pharmaceuticals - 6.10%
		$190,529	Actelion Ltd (a)	279,354	45,278
			BTG PLC (a)	1,887,708	16,366
Home Furnishings - 1.15%
Howden Joinery Group PLC	2,946,496	21,314	Daiichi Sankyo Co Ltd	1,037,800	24,458
Steinhoff International Holdings NV	9,320,833	58,307	Novo Nordisk A/S	2,109,637	117,790
		$79,621	Roche Holding AG	541,964	137,122
			Shire PLC	1,122,952	70,075
Insurance - 6.25%			Tsumura & Co	497,300	12,797
AXA SA	2,451,466	61,899			$423,886
BB Seguridade Participacoes SA	4,672,100	40,645
Direct Line Insurance Group PLC	9,976,640	52,853	Pipelines - 1.28%
Fairfax Financial Holdings Ltd	55,071	29,517	Keyera Corp	463,860	14,939
Hannover Rueck SE	555,952	63,557	TransCanada Corp	1,784,227	74,088
Legal & General Group PLC	8,393,549	27,429			$89,027
NN Group NV	975,534	33,863	Private Equity - 0.38%
PICC Property & Casualty Co Ltd	7,091,775	12,901	3i Group PLC	3,828,205	26,553
Sampo Oyj	354,266	15,496
Sanlam Ltd	3,829,448	18,597
SCOR SE	909,831	30,994	Real Estate - 2.42%
Tokio Marine Holdings Inc	1,406,450	46,023	Brookfield Asset Management Inc	2,512,902	84,918
		$433,774	Cheung Kong Property Holdings Ltd	3,162,840	21,601
			Deutsche Wohnen AG	908,277	27,850
Internet - 1.97%			Vonovia SE	617,925	20,829
Alibaba Group Holding Ltd ADR(a)	261,126	20,091
			Wheelock & Co Ltd	2,771,631	12,831
Auto Trader Group PLC (c)	4,736,515	26,015
					$168,029
Tencent Holdings Ltd	4,446,932	90,487
		$136,593	REITS - 0.19%
			Fibra Uno Administracion SA de CV	5,628,160	13,370
Investment Companies - 0.59%
Investor AB	1,117,253	41,048
			Retail - 3.98%
			Alimentation Couche-Tard Inc	1,416,946	62,112
Iron & Steel - 0.18%			Dixons Carphone PLC	3,198,396	19,910
Hitachi Metals Ltd	1,204,700	12,233	Dollarama Inc	866,016	62,437
			GS Retail Co Ltd	362,706	16,971
Machinery - Construction & Mining - 0.19%			Pandora A/S	547,292	71,155
Atlas Copco AB - A Shares	512,671	13,282	Wal-Mart de Mexico SAB de CV	17,788,978	43,964
					$276,549

Machinery - Diversified - 0.34%			Semiconductors - 3.64%
Hexagon AB	597,550	23,869	ARM Holdings PLC	2,000,365	27,457
			Infineon Technologies AG	2,950,778	42,101
			Samsung Electronics Co Ltd	56,676	61,767
Media - 1.37%			Taiwan Semiconductor Manufacturing Co Ltd	19,438,544	89,308
ITV PLC	16,268,324	53,625	Tokyo Electron Ltd	389,100	25,716
ProSiebenSat.1 Media SE	807,391	41,246	Ulvac Inc	205,000	6,286
		$94,871			$252,635

Mining - 1.63%
Glencore PLC (a)	12,415,483	29,672	Software - 1.38%
Kinross Gold Corp (a)	6,113,500	34,838	HCL Technologies Ltd	1,131,594	12,775
			SAP SE	763,553	59,910

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Country	Percent
Software (continued)
UBISOFT Entertainment (a)	799,175	$23,196		Japan	14.86%
				Canada	12.68%
		$95,881		United Kingdom	11.12%
Telecommunications - 8.73%				France	8.87%
Bharti Infratel Ltd	3,997,666	22,527		Germany	6.78%
BT Group PLC	11,270,591	73,057		Switzerland	5.12%
China Mobile Ltd	5,297,046	60,814		Denmark	4.13%
China Telecom Corp Ltd	77,211,444	38,225		Ireland	4.04%
Deutsche Telekom AG	4,137,519	72,628		China	3.47%
KDDI Corp	2,353,038	67,781		United States	3.07%
Koninklijke KPN NV	7,330,242	28,806		Korea, Republic Of	2.74%
MTN Group Ltd	1,904,316	19,935		Sweden	2.59%
Nippon Telegraph & Telephone Corp	1,553,163	69,505		South Africa	2.59%
NTT DOCOMO Inc	2,228,700	53,453		Taiwan, Province Of China	2.37%
Orange SA	3,871,360	64,319		India	2.27%
Proximus SADP	582,255	19,624		Hong Kong	2.23%
Telekomunikasi Indonesia Persero Tbk PT	59,350,600	15,923		Belgium	1.75%
		$606,597		Netherlands	1.36%
				Mexico	1.24%
Transportation - 1.81%				Italy	1.18%
Canadian National Railway Co	1,248,148	76,857		Spain	1.15%
East Japan Railway Co	553,400	48,686		Australia	1.11%
		$125,543		Brazil	1.05%
Water - 0.58%				Norway	0.72%
Veolia Environnement SA	1,632,609	40,106		Russian Federation	0.63%
				Indonesia	0.49%
TOTAL COMMON STOCKS		$6,792,952		Thailand	0.32%
				Peru	0.27%
INVESTMENT COMPANIES - 3.07%	Shares Held	Value(000	's)
				Finland	0.22%
Publicly Traded Investment Fund - 3.07%				Portugal	0.20%
Goldman Sachs Financial Square Funds -	213,012,261	213,012		Colombia	0.20%
Government Fund				Austria	0.19%
				Other Assets and Liabilities	(1.01)%
TOTAL INVESTMENT COMPANIES		$213,012		TOTAL NET ASSETS	100.00%
PREFERRED STOCKS - 0.14%	Shares Held	Value(000	's)

Chemicals - 0.14%
FUCHS PETROLUB SE	234,639	10,048

TOTAL PREFERRED STOCKS		$10,048
Total Investments		$7,016,012
Other Assets and Liabilities - (1.01)%			$(70,110)
TOTAL NET ASSETS - 100.00%		$6,945,902

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $18,209 or 0.26% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,039 or 0.76% of net assets.

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2016 (unaudited)

COMMON STOCKS - 98.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.76%			Gas - 1.20%
Boeing Co/The	356,008	$47,990	Sempra Energy	624,658	$64,558
Lockheed Martin Corp	81,435	18,924
Raytheon Co	220,347	27,841	Healthcare - Products - 3.90%
		$94,755	Abbott Laboratories	1,971,603	76,695
Airlines - 0.35%			Becton Dickinson and Co	338,438	54,577
Delta Air Lines Inc	453,710	18,906	Medtronic PLC	998,400	79,023
					$210,295

Apparel - 1.08%			Insurance - 5.37%
VF Corp	922,310	58,152	Allstate Corp/The	731,787	47,603
			Chubb Ltd	1,190,616	140,326
			MetLife Inc	1,776,401	80,115
Automobile Manufacturers - 1.59%			Swiss Re AG ADR	957,533	21,382
PACCAR Inc	1,454,702	85,697			$289,426

			Machinery - Diversified - 2.20%
Automobile Parts & Equipment - 2.70%			Deere & Co	1,408,068	118,433
Autoliv Inc	683,049	83,653
Johnson Controls Inc	1,500,516	62,121
		$145,774	Media - 0.37%
			Walt Disney Co/The	194,587	20,093
Banks - 9.28%
Bank of Nova Scotia/The	1,105,666	57,992
Grupo Financiero Santander Mexico SAB de	2,389,476	21,840	Miscellaneous Manufacturers - 2.27%
CV ADR			3M Co	213,970	35,814
JPMorgan Chase & Co	1,795,741	113,491	Parker-Hannifin Corp	745,957	86,546
M&T Bank Corp	328,143	38,826			$122,360
PNC Financial Services Group Inc/The	1,126,982	98,926

US Bancorp	1,887,480	80,577	Oil & Gas - 10.29%
			Chevron Corp	671,383	68,602
Wells Fargo & Co	1,781,359	89,032
			Cimarex Energy Co	717,562	78,128
		$500,684	Exxon Mobil Corp	984,322	87,014
Beverages - 0.80%			HollyFrontier Corp	487,830	17,367
Coca-Cola Co/The	965,469	43,253	Marathon Petroleum Corp	2,450,415	95,762
			Occidental Petroleum Corp	1,454,619	111,497
			Royal Dutch Shell PLC - B shares ADR	1,806,156	96,358
Chemicals - 2.02%					$554,728
Air Products & Chemicals Inc	339,458	49,523
EI du Pont de Nemours & Co	530,966	34,996	Pharmaceuticals - 7.57%
PPG Industries Inc	219,620	24,244	Johnson & Johnson	624,608	70,006
		$108,763	Merck & Co Inc	1,369,609	75,109
			Novartis AG ADR	735,953	55,910
Computers - 4.28%			Pfizer Inc	2,174,904	71,141
Accenture PLC - Class A	174,081	19,657	Roche Holding AG ADR	2,633,849	83,151
Apple Inc	1,396,968	130,952	Teva Pharmaceutical Industries Ltd ADR	973,624	53,014
EMC Corp/MA	2,198,075	57,392			$408,331
International Business Machines Corp	156,166	22,791
		$230,792	Pipelines - 2.38%
			Enterprise Products Partners LP	4,142,160	110,555
Diversified Financial Services - 6.39%			Kinder Morgan Inc/DE	1,011,837	17,970
BlackRock Inc	332,149	118,355			$128,525
Discover Financial Services	1,998,510	112,456
FNF Group	3,560,630	113,584	Private Equity - 1.08%
		$344,395	KKR & Co LP	4,269,989	58,072

Electric - 5.58%
Eversource Energy	1,377,301	77,735	REITS - 3.96%
NextEra Energy Inc	550,394	64,716	American Capital Agency Corp	2,766,162	50,815
WEC Energy Group Inc	1,339,654	77,981	Annaly Capital Management Inc	5,725,709	59,662
Xcel Energy Inc	2,007,127	80,345	Digital Realty Trust Inc	1,170,122	102,947
		$300,777			$213,424

Electrical Components & Equipment - 0.83%			Retail - 2.77%
Emerson Electric Co	825,011	45,070	Costco Wholesale Corp	252,170	37,354
			Genuine Parts Co	474,084	45,498
			Starbucks Corp	1,089,884	61,284
Electronics - 1.13%			Tiffany & Co	78,023	5,567
Garmin Ltd	288,286	12,290			$149,703
Honeywell International Inc	424,712	48,532
		$60,822	Semiconductors - 5.86%
			Applied Materials Inc	3,730,182	76,357
Food - 2.92%			Maxim Integrated Products Inc	1,497,367	53,486
Kraft Heinz Co/The	782,839	61,116	Microchip Technology Inc	2,419,354	117,556
Kroger Co/The	2,718,935	96,223	Taiwan Semiconductor Manufacturing Co Ltd	2,917,049	68,813
		$157,339	ADR
					$316,212

See accompanying notes

		Schedule of Investments
		Equity Income Fund
		April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Software - 1.42%
Fidelity National Information Services Inc	444,157	$29,225
Microsoft Corp	949,322	47,343
		$76,568

Telecommunications - 2.63%
BCE Inc	1,611,383	75,590
Verizon Communications Inc	1,301,522	66,300
		$141,890

Toys, Games & Hobbies - 2.38%
Hasbro Inc	1,513,885	128,135

Transportation - 2.00%
Norfolk Southern Corp	88,258	7,953
Union Pacific Corp	744,292	64,924
United Parcel Service Inc	331,775	34,860
		$107,737
TOTAL COMMON STOCKS		$5,303,669
INVESTMENT COMPANIES - 1.81%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 1.81%
Morgan Stanley Institutional Liquidity Funds -	97,493,215	97,493
Government Portfolio

TOTAL INVESTMENT COMPANIES		$97,493
Total Investments		$5,401,162
Other Assets and Liabilities - (0.17)%		$(9,037)
TOTAL NET ASSETS - 100.00%		$5,392,125

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.08%
Consumer, Non-cyclical		15.19%
Energy		12.67%
Technology		11.56%
Consumer, Cyclical		10.87%
Industrial		10.19%
Utilities		6.78%
Communications		3.00%
Basic Materials		2.02%
Exchange Traded Funds		1.81%
Other Assets and Liabilities		(0.17)%
TOTAL NET ASSETS		100.00%

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

COMMON STOCKS - 19.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Chemicals (continued)
Multiplus SA	351,100	$3,838	Denka Co Ltd	191,000	$804
Smiles SA	143,900	1,675	DIC Corp	235,000	541
		$5,513	Dow Chemical Co/The	36,838	1,938
			Huntsman Corp	81,287	1,279
Aerospace & Defense - 0.04%			LyondellBasell Industries NV	81,712	6,755
BAE Systems PLC	220,845	1,541	Olin Corp	71,055	1,548
United Technologies Corp	22,195	2,316	Sanyo Chemical Industries Ltd	153,000	1,182
		$3,857			$14,613

Agriculture - 0.55%			Commercial Services - 0.62%
Altria Group Inc	18,503	1,160	Abertis Infraestructuras SA	839,083	14,166
British American Tobacco PLC	126,981	7,743	Atlantia SpA	274,793	7,660
Bunge Ltd	113,985	7,124	CCR SA	1,439,700	6,710
Golden Agri-Resources Ltd	5,322,300	1,579	Cengage Learning Holdings II Inc (b)	34,465	655
Imperial Brands PLC	321,958	17,506	COSCO Pacific Ltd	5,298,000	5,634
Philip Morris International Inc (a)	236,907	23,245
			Jiangsu Expressway Co Ltd	5,538,000	7,278
		$58,357	KAR Auction Services Inc	17,964	675
Airlines - 0.00%			Macquarie Infrastructure Corp	16,105	1,134
Air New Zealand Ltd	259,506	445	Sabre Corp	38,927	1,127
			Transurban Group	2,380,381	20,887
					$65,926
Automobile Manufacturers - 0.13%
New Flyer Industries Inc	28,400	837	Computers - 0.04%
Toyota Motor Corp	242,700	12,302	Amdocs Ltd	19,510	1,103
		$13,139	International Business Machines Corp	24,265	3,541
					$4,644
Automobile Parts & Equipment - 0.11%
Bridgestone Corp	244,500	9,000	Cosmetics & Personal Care - 0.03%
Goodyear Tire & Rubber Co/The	18,824	545	Pola Orbis Holdings Inc	7,100	565
Mando Corp	3,681	607	Procter & Gamble Co/The	37,929	3,039
TS Tech Co Ltd	23,500	537			$3,604
Xinyi Glass Holdings Ltd (b)	2,000,000	1,362
			Distribution & Wholesale - 0.10%
		$12,051	ITOCHU Corp	454,300	5,774
Banks - 1.08%			Sumitomo Corp	473,900	5,010
Bank of Montreal	88,600	5,772			$10,784
Bank of Nova Scotia/The	166,000	8,706	Diversified Financial Services - 0.07%
Central Pacific Financial Corp	48,500	1,132	Ashford Inc (a),(b)	1,934	88
CIMB Group Holdings Bhd	1,298,800	1,550	Century Tokyo Leasing Corp	21,500	731
Commonwealth Bank of Australia	33,502	1,870	China Cinda Asset Management Co Ltd	6,402,000	2,096
Danske Bank A/S	55,700	1,576	Intermediate Capital Group PLC	166,972	1,501
Great Western Bancorp Inc	24,317	767	Moelis & Co	32,604	917
Gunma Bank Ltd/The	192,000	760	Tai Fook Securities Group Ltd	1,398,000	805
Industrial & Commercial Bank of China Ltd	2,559,000	1,370	Urban & Civic PLC	401,938	1,531
Industrial Bank of Korea	297,223	3,159
JPMorgan Chase & Co (a)	279,689	17,676			$7,669
Mitsubishi UFJ Financial Group Inc	2,727,400	12,586	Electric - 3.11%
Mizuho Financial Group Inc	6,654,900	9,975	AES Corp/VA	371,584	4,147
National Australia Bank Ltd	53,232	1,092	Alliant Energy Corp	119,671	8,439
National Bank of Canada	192,900	6,894	Ameren Corp	25,000	1,200
PacWest Bancorp	132,581	5,301	Avangrid Inc	115,000	4,611
Resona Holdings Inc	789,800	2,792	Avista Corp	32,568	1,305
SunTrust Banks Inc	250,095	10,439	CMS Energy Corp (a)	260,000	10,577
Toronto-Dominion Bank/The	129,609	5,769	Dominion Resources Inc/VA (a)	250,000	17,867
Wells Fargo & Co (a)	304,261	15,207	DTE Energy Co (a)	262,000	23,360
		$114,393	Duke Energy Corp	225,935	17,799
			Edison International	112,000	7,920
Beverages - 0.05%			El Paso Electric Co	79,407	3,581
Ambev SA	909,200	5,076	Enel SpA	1,163,178	5,286
			Entergy Corp	111,991	8,419
Biotechnology - 0.11%			Eversource Energy (a)	488,479	27,569
Gilead Sciences Inc (a)	136,167	12,011	Exelon Corp	312,876	10,979
			Iberdrola SA	1,790,865	12,749
			Infraestructura Energetica Nova SAB de CV	170,000	663
Building Materials - 0.05%			Iren SpA	383,788	711
China Resources Cement Holdings Ltd	1,810,000	596	NextEra Energy Inc (a)	316,225	37,182
CSR Ltd	676,423	1,746	Origin Energy Ltd	278,116	1,143
Masco Corp	31,794	976	PG&E Corp	375,101	21,831
Nichiha Corp	36,200	552	Pinnacle West Capital Corp (a)	35,000	2,543
Sika AG	134	571	Portland General Electric Co	180,219	7,158
Universal Forest Products Inc	9,819	753	Power Assets Holdings Ltd	685,000	6,517
		$5,194	PPL Corp (a)	518,000	19,498
			Public Service Enterprise Group Inc	73,044	3,370
Chemicals - 0.14%			SCANA Corp (a)	343,000	23,561
Cabot Corp	11,604	566
			Southern Co/The	115,000	5,762

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Holding Companies - Diversified - 0.07%
SSE PLC	587,928	$12,989	China Merchants Holdings International Co	2,516,000	$7,463
WEC Energy Group Inc (a)	120,000	6,985	Ltd
Xcel Energy Inc	319,423	12,787
		$328,508
			Home Builders - 0.06%
Electrical Components & Equipment - 0.05%			Bellway PLC	16,177	579
Emerson Electric Co	86,428	4,722	Berkeley Group Holdings PLC	30,000	1,315
Kung Long Batteries Industrial Co Ltd	205,000	845	Galliford Try PLC	27,162	508
		$5,567	Persimmon PLC	19,719	573
			Sekisui House Ltd	209,400	3,636
Electronics - 0.07%					$6,611
Alps Electric Co Ltd	43,200	747
Hon Hai Precision Industry Co Ltd	2,442,300	5,818	Home Furnishings - 0.00%
Hu Lane Associate Inc	172,000	795	Targus Group International Inc (b),(d)	75,881	116
Mycronic AB	61,146	478
		$7,838	Insurance - 0.49%
Energy - Alternate Sources - 0.07%			Allianz SE	17,862	3,039
NextEra Energy Partners LP	227,500	6,572	American Financial Group Inc/OH	7,983	552
Pattern Energy Group Inc	60,000	1,260	AXA SA	209,481	5,289
		$7,832	BB Seguridade Participacoes SA	207,100	1,802
			Beazley PLC	200,084	954
Engineering & Construction - 0.18%			Direct Line Insurance Group PLC	908,760	4,814
Aena SA (b),(c)	11,160	1,594	Hannover Rueck SE	61,324	7,011
BBA Aviation PLC	1,070,626	3,135	Muenchener Rueckversicherungs-Gesellschaft	25,086	4,663
China Machinery Engineering Corp	911,000	619	AG in Muenchen
Fluor Corp	14,539	795	NN Group NV	33,034	1,147
Fraport AG Frankfurt Airport Services	94,567	5,733	Old Republic International Corp	57,041	1,055
Worldwide			Phoenix Group Holdings	87,864	1,105
Grupo Aeroportuario del Pacifico SAB de CV	323,903	3,058	Sanlam Ltd	397,186	1,929
Grupo Aeroportuario del Sureste SAB de CV	35,570	548	SCOR SE	83,562	2,846
Kyudenko Corp	20,900	531	Sun Life Financial Inc	70,800	2,415
LendLease Group	200,000	1,921	Swiss Re AG	59,123	5,255
NCC AB	32,379	1,108	Travelers Cos Inc/The	68,433	7,521
		$19,042			$51,397

Entertainment - 0.03%			Internet - 0.06%
AMC Entertainment Holdings Inc	38,181	1,076	Cogent Communications Holdings Inc	155,000	5,999
Regal Entertainment Group	24,696	515
Vail Resorts Inc	8,122	1,053
		$2,644	Investment Companies - 0.01%
			SmartGroup Corp Ltd	155,669	528
Food - 0.01%			THL Credit Inc	46,765	526
Cal-Maine Foods Inc	10,625	539			$1,054

			Iron & Steel - 0.08%
Forest Products & Paper - 0.04%			JFE Holdings Inc	258,900	3,633
Domtar Corp	85,233	3,293	Kobe Steel Ltd	3,955,000	3,798
Stora Enso OYJ	126,461	1,106	Schnitzer Steel Industries Inc	28,749	593
		$4,399			$8,024

Gas - 0.83%			Lodging - 0.03%
Atmos Energy Corp	20,000	1,451	City Developments Ltd	370,000	2,289
Gas Natural SDG SA	105,181	2,193	Star Entertainment Grp Ltd/The	249,948	1,067
National Grid PLC	2,073,189	29,582			$3,356
National Grid PLC ADR (a)	85,000	6,121
NiSource Inc (a)	329,622	7,485	Machinery - Diversified - 0.02%
Rubis SCA	56,915	4,446	Doosan Heavy Industries & Construction Co	42,868	976
Sempra Energy (a)	203,500	21,032	Ltd
Snam SpA	849,994	5,198	Ebara Corp	194,000	883
UGI Corp	219,812	8,845			$1,859
Vectren Corp	11,483	561
Western Gas Equity Partners LP (a)	31,515	1,273	Media - 0.53%
			Charter Communications Inc (a),(b)	80,000	16,979
		$88,187	Comcast Corp - Class A	300,000	18,228
			Houghton Mifflin Harcourt Co (b)	360,119	7,386
Hand & Machine Tools - 0.01%
Basso Industry Corp (b)	586,900	1,311	ProSiebenSat.1 Media SE	31,306	1,600
			Time Warner Cable Inc (a)	56,000	11,878
					$56,071
Healthcare - Products - 0.01%
Fisher & Paykel Healthcare Corp Ltd	84,502	539	Mining - 0.29%
			BHP Billiton Ltd	476,070	7,435
			BHP Billiton PLC	602,649	8,235
Healthcare - Services - 0.03%			Boliden AB	64,276	1,124
HealthSouth Corp	31,541	1,308	HudBay Minerals Inc	156,500	781
Quest Diagnostics Inc	19,843	1,491	Mirabela Nickel Ltd (b),(d),(e)	26,307,311	1,660
		$2,799	OZ Minerals Ltd	132,542	588
			Rio Tinto Ltd	160,322	6,256

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Mining (continued)			Pipelines (continued)
Rio Tinto PLC	147,081	$4,934	TransCanada Corp	226,932	$9,423
		$31,013	TransCanada Corp	43,486	1,750
			Western Gas Partners LP (a),(e)	97,337	4,756
Miscellaneous Manufacturers - 0.04%			Williams Cos Inc/The (a)	503,549	9,764
AO Smith Corp	7,163	553	Williams Partners LP	130,344	3,940
General Electric Co	85,899	2,641			$168,834
Hill & Smith Holdings PLC	60,647	828
		$4,022	Private Equity - 0.01%
			AURELIUS SE & Co KGaA	22,818	1,366
Oil & Gas - 1.00%
Antero Midstream Partners LP	89,348	2,282
BP PLC	586,018	3,229	Real Estate - 0.64%
Chevron Corp	90,975	9,296	ADO Properties SA (b),(c)	200,000	6,586
China Petroleum & Chemical Corp	5,342,000	3,764	Aeon Mall Co Ltd	195,000	2,682
EQT GP Holdings LP	22,093	585	Atrium European Real Estate Ltd (b)	227,000	962
Exxon Mobil Corp (a)	186,978	16,529	Beijing Capital Land Ltd	1,610,000	635
Helmerich & Payne Inc	113,763	7,522	China Overseas Land & Investment Ltd	188,000	597
Marathon Petroleum Corp	50,000	1,954	Citycon OYJ	2,255,857	5,720
Murphy Oil Corp	41,349	1,478	Croesus Retail Trust	9,992,415	6,202
Noble Corp plc	54,437	611	Dalian Wanda Commercial Properties Co Ltd	390,000	2,553
Royal Dutch Shell PLC ADR(a)	465,000	24,594	(c),(d)
Royal Dutch Shell PLC - A Shares	70,000	1,834	Deutsche Wohnen AG	155,000	4,752
Royal Dutch Shell PLC - B Shares	150,326	3,947	Fabege AB	220,900	3,689
Statoil ASA	352,559	6,205	Frasers Centrepoint Ltd	1,450,000	1,798
Suncor Energy Inc	292,100	8,574	Gateway Lifestyle	95,698	204
Tesoro Corp	5,963	475	Henderson Land Development Co Ltd	515,000	3,210
TORC Oil & Gas Ltd	158,000	1,065	Kerry Properties Ltd	434,500	1,181
TOTAL SA	136,874	6,918	KWG Property Holding Ltd	1,016,500	658
Valero Energy Partners LP (e)	61,945	2,954	Mitsui Fudosan Co Ltd	471,400	11,513
Western Refining Inc	31,654	847	New World Development Co Ltd	4,733,000	4,707
Whitecap Resources Inc	119,840	899	Religare Health Trust	2,923,900	2,236
		$105,562	RMR Group Inc/The (a)	6,256	156
			Sponda OYJ	655,000	2,852
Packaging & Containers - 0.03%			TLG Immobilien AG	130,000	2,754
RPC Group PLC	63,716	680	UNITE Group PLC/The	130,000	1,202
Sonoco Products Co	51,820	2,430	Vukile Property Fund Ltd	400,000	489
		$3,110			$67,338

Pharmaceuticals - 0.76%			REITS - 4.06%
AbbVie Inc (a)	324,403	19,789
			Agree Realty Corp	68,961	2,674
AstraZeneca PLC	27,530	1,579	AIMS AMP Capital Industrial REIT	1,525,150	1,582
GlaxoSmithKline PLC	215,525	4,606	Alexandria Real Estate Equities Inc	64,620	6,006
Johnson & Johnson	44,293	4,964	Altarea SCA	21,400	4,428
Kaken Pharmaceutical Co Ltd	7,300	399	American Campus Communities Inc	40,422	1,809
Merck & Co Inc	248,902	13,650	American Tower Corp	111,241	11,667
Pfizer Inc (a)	758,811	24,821
			Apartment Investment & Management Co	174,890	7,006
Recordati SpA	43,485	1,106	Ashford Hospitality Prime Inc (a)	10,574	118
Roche Holding AG	35,068	8,873	Ashford Hospitality Trust Inc (a)	258,350	1,444
		$79,787	Assura PLC	3,510,099	2,907
Pipelines - 1.60%			Big Yellow Group PLC	140,000	1,649
Buckeye Partners LP (a)	108,032	7,778	Boston Properties Inc (a)	45,577	5,873
Columbia Pipeline Group Inc	69,206	1,773	Brandywine Realty Trust	160,000	2,392
Columbia Pipeline Partners LP (e)	56,864	826	Champion REIT	4,000,000	2,141
Enbridge Energy Partners LP	38,904	842	Cominar Real Estate Investment Trust	81,400	1,121
Enbridge Inc	287,816	11,956	Corporate Office Properties Trust	24,801	637
Energy Transfer Equity LP (a)	398,188	4,950	Crown Castle International Corp (a)	508,682	44,194
			CubeSmart (a)	381,773	11,304
Energy Transfer Partners LP	137,642	4,877
Enterprise Products Partners LP (a)	796,985	21,271	CYS Investments Inc (a)	306,957	2,489
EQT Midstream Partners LP (a)	84,948	6,736	Digital Realty Trust Inc	44,993	3,959
Genesis Energy LP (a)	63,696	2,065	Duke Realty Corp	347,380	7,597
Kinder Morgan Inc/DE	436,089	7,745	Education Realty Trust Inc	65,000	2,585
Magellan Midstream Partners LP (a)	206,767	14,901	EPR Properties (a)	46,305	3,050
MPLX LP (a)	207,661	6,685	Equinix Inc	15,420	5,094
			Equity One Inc (a)	230,872	6,534
ONEOK Inc	76,991	2,783
			Equity Residential (a)	101,046	6,878
ONEOK Partners LP	126,832	4,497
			Essex Property Trust Inc (a)	29,659	6,538
Pembina Pipeline Corp	5,000	150
Phillips 66 Partners LP (e)	70,074	4,011	Eurocommercial Properties NV	39,000	1,821
Plains All American Pipeline LP (a)	309,392	7,097	Fortune Real Estate Investment Trust	1,965,000	2,174
Plains GP Holdings LP	57,230	567	General Growth Properties Inc	211,930	5,940
Shell Midstream Partners LP	97,845	3,696	GEO Group Inc/The	95,690	3,065
Spectra Energy Corp	250,464	7,832	Goodman Group	900,000	4,689
Spectra Energy Partners LP (a),(e)	94,815	4,782	Great Portland Estates PLC	271,548	3,011
Sunoco Logistics Partners LP (a)	240,005	7,027	Highwoods Properties Inc	14,026	655
Tesoro Logistics LP (a),(e)	94,153	4,354	Hoshino Resorts REIT Inc	370	4,509
			Hospitality Properties Trust (a)	99,910	2,557

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)			Semiconductors (continued)
Hospitality Property Fund Ltd	200,000	$155	Visual Photonics Epitaxy Co Ltd	326,000	$502
Hulic Reit Inc	334	574			$7,666
Hyprop Investments Ltd	121,497	1,048
Japan Hotel REIT Investment Corp	980	884	Software - 0.26%
Japan Logistics Fund Inc	2,750	6,105	Hansen Technologies Ltd	185,026	476
			InterXion Holding NV (b)	81,000	2,744
Japan Rental Housing Investments Inc	4,900	3,859	Microsoft Corp (a)	495,609	24,716
Kenedix Office Investment Corp	455	2,664
Kenedix Retail REIT Corp	2,286	6,029			$27,936
Kilroy Realty Corp	84,000	5,444	Storage & Warehousing - 0.06%
Klepierre	209,006	9,830	Safestore Holdings PLC	1,208,258	5,990
Lamar Advertising Co	61,554	3,819
Land Securities Group PLC	396,464	6,567
LibertyPropertyTrust (a)	97,200	3,392	Supranational Bank - 0.01%
LondonMetric Property PLC	2,410,000	5,585	Banco Latinoamericano de Comercio Exterior	53,271	1,378
Mapletree Commercial Trust	511,400	570	SA
MCUBS MidCity Investment Corp	164	557
Medical Properties Trust Inc	421,070	5,604	Telecommunications - 0.99%
Merlin Properties Socimi SA	436,666	5,083	AT&T Inc (a)	466,838	18,123
Mid-America Apartment Communities Inc	23,572	2,256	BCE Inc (a)	260,000	12,197
Mirvac Group	5,833,543	8,254	Bezeq The Israeli Telecommunication Corp	606,144	1,277
Monmouth Real Estate Investment Corp	92,264	1,061	Ltd
National Storage Affiliates Trust	296,525	5,788	Cisco Systems Inc	274,634	7,550
New Residential Investment Corp	90,731	1,098	Cleveland Unlimited Inc (b),(d),(e)	1	10
NewRiver Retail Ltd	1,631,464	7,684	Deutsche Telekom AG	104,663	1,837
Nomura Real Estate Master Fund Inc	5,812	9,118	Frontier Communications Corp	600,000	3,336
Omega Healthcare Investors Inc	19,024	642	HKT Trust & HKT Ltd	1,602,318	2,321
Orix JREIT Inc	1,334	2,222	Infrastrutture Wireless Italiane SpA (b),(c)	213,541	1,096
Physicians Realty Trust	265,061	4,806	Level 3 Communications Inc (b)	60,000	3,136
PLA Administradora Industrial S de RL de CV	2,400,000	4,414	Mobile TeleSystems PJSC ADR	90,783	841
(b)
			MTN Group Ltd	587,847	6,154
Prologis Inc (a)	231,250	10,501	Nippon Telegraph & Telephone Corp	76,800	3,437
QTS Realty Trust Inc	17,231	834	NTT DOCOMO Inc	144,200	3,458
Sabra Health Care REIT Inc (a)	524,280	11,057
			Orange SA	146,828	2,439
Saul Centers Inc	42,000	2,234	Telenor ASA	183,708	3,161
Scentre Group	1,100,000	3,905	TELUS Corp	120,000	3,799
Sekisui House Reit Inc	1,000	1,171	T-Mobile US Inc (b)	113,000	4,439
Senior Housing Properties Trust	150,000	2,637	Verizon Communications Inc (a)	438,924	22,358
Simon Property Group Inc (a)	146,857	29,543
			Vodafone Group PLC ADR	100,000	3,274
SL Green Realty Corp	45,000	4,729			$104,243
Spirit Realty Capital Inc	875,000	10,001
Spring Real Estate Investment Trust	14,736,000	6,419	Transportation - 0.45%
STAG Industrial Inc	120,713	2,409	CEVA Group PLC (b),(d),(e)	123	49
Stockland	1,541,000	5,097	CSX Corp	131,262	3,579
STORE Capital Corp	191,446	4,914	East Japan Railway Co	92,500	8,138
Summit Hotel Properties Inc	158,340	1,805	Groupe Eurotunnel SE	487,485	6,224
Sun Communities Inc	128,849	8,745	Kamigumi Co Ltd	340,000	3,048
Sunstone Hotel Investors Inc	185,000	2,370	Kansas City Southern	18,311	1,735
UDR Inc	14,487	506	Union Pacific Corp (a)	280,183	24,441
Vastned Retail NV	76,000	3,348			$47,214
Welltower Inc	95,000	6,595
			Water- 0.31%
Wereldhave NV	151,920	7,831	American Water Works Co Inc (a)	185,000	13,460
Workspace Group PLC	250,000	3,053	CiadeSaneamentoBasicodoEstadodeSao	275,942	2,108
WP Glimcher Inc	217,429	2,281	Paulo ADR
		$429,194	Suez Environnement Co	228,000	4,202
Retail - 0.05%			United Utilities Group PLC	261,192	3,592
Foot Locker Inc	9,014	554	Veolia Environnement SA	385,652	9,474
Man Wah Holdings Ltd	933,600	1,089			$32,836
Wal-Mart Stores Inc	42,500	2,842	TOTAL COMMON STOCKS		$2,076,655
XTEP International Holdings Ltd	1,304,500	769	INVESTMENT COMPANIES - 3.00%	Shares Held	Value(000	's)
		$5,254
			Publicly Traded Investment Fund - 3.00%
Savings & Loans - 0.05%			BlackRock Liquidity Funds FedFund Portfolio	29,979,361	29,979
Berkshire Hills Bancorp Inc	47,963	1,302	Morgan Stanley Institutional Liquidity Funds -	287,603,413	287,604
New York Community Bancorp Inc	179,673	2,700	Government Portfolio
Provident Financial Services Inc	74,010	1,479			$317,583
		$5,481	TOTAL INVESTMENT COMPANIES		$317,583

Semiconductors - 0.07%			CONVERTIBLE PREFERRED STOCKS -0.05%	Shares Held	Value(000	's)
BE Semiconductor Industries NV	13,489	406
Intel Corp	75,669	2,291	Banks- 0.05%
Powertech Technology Inc	410,000	827	Wells Fargo & Co (f)	3,902	4,862
Silicon Motion Technology Corp ADR	16,233	626
Taiwan Semiconductor Manufacturing Co Ltd	656,000	3,014	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,862

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

PREFERRED STOCKS - 2.07%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)

Banks - 0.78%			REITS (continued)
AgriBank FCB (f)	33,000	$3,505	Digital Realty Trust Inc 7.38%; Series H (f)		8,320	$231
Bank of America Corp 6.63%; Series I (f)	18,146	483	Equity Residential (f)		20,702	1,345
Bank of New York Mellon Corp/The (f)	7,968	204	Kimco Realty Corp 5.50%; Series J (f)		68,294	1,748
Barclays Bank PLC 8.13%; Series 5 (f)	154,120	4,066	National Retail Properties Inc (f)		69,373	1,819
Citigroup Inc 6.88%; Series K (f)	163,700	4,517	Prologis Inc - Series Q (f)		92,034	6,296
Citigroup Inc 7.13%; Series J (f)	223,000	6,235	PS Business Parks Inc 6.00%; Series T (f)		114,591	3,014
CoBank ACB 6.20% (f)	7,000	700	Public Storage Inc 5.88%; Series A (f)		57,851	1,565
CoBank ACB 6.25% (f)	50,000	5,122	Public Storage Inc 6.00%; Series Z (f)		20,000	550
Deutsche Bank Contingent Capital Trust II (f)	213,594	5,319	Public Storage Inc 6.38%; Series Y (f)		12,032	337
Fifth Third Bancorp (f)	209,585	6,141	Ventas Realty LP / Ventas Capital Corp		3,047	78
GMAC Capital Trust I	157,000	3,936				$19,090
Goldman Sachs Group Inc/The (f)	32,200	809
ING Groep NV 6.13% (f)	132,464	3,392	Savings & Loans - 0.01%
			Astoria Financial Corp (f)		2,980	78
JPMorgan Chase & Co 6.10% (f)	23,400	612
			First Niagara Financial Group Inc (f)		39,846	1,067
M&T Bank Corp 6.38%; Series A (f)	1,505	1,582
Morgan Stanley 7.13%; Series E (f)	4,021	116				$1,145
PNC Financial Services Group Inc/The (f)	234,700	6,785
			Telecommunications - 0.30%
Royal Bank of Scotland Group PLC 5.75%;	213,807	5,174	Centaur Funding Corp 9.08% (c)		11,900	14,146
Series L (f)			Qwest Corp 7.00%		44,419	1,133
State Street Corp 5.25%; Series C (f)	220,550	5,783
			Qwest Corp 7.38%		283,876	7,256
State Street Corp 5.90%; Series D (f)	65,000	1,766
			Qwest Corp 7.50%		136,946	3,521
TCF Financial Corp (f)	48,227	1,280	Telephone & Data Systems Inc 6.88%		25,608	653
US Bancorp (f)	356,543	9,416
			Telephone & Data Systems Inc 7.00%		121,991	3,101
Valley National Bancorp (f)	184,000	5,152
			Verizon Communications Inc		65,121	1,775
Wells Fargo & Co 6.63% (f)	1,861	54
						$31,585
		$82,149
			Transportation - 0.14%
Diversified Financial Services - 0.06%			CEVA Group PLC (b),(d),(e)		267	107
Affiliated Managers Group Inc 6.38%	22,111	582	Seaspan Corp (e)		589,750	14,732
Charles Schwab Corp/The (f)	165,953	4,474
						$14,839
HSBC Finance Corp 6.360% (f)	60,600	1,572
			TOTAL PREFERRED STOCKS			$219,354
		$6,628		Principal
Electric - 0.11%			BONDS- 66.55%	Amount (000's) Value (000's)
Entergy Arkansas Inc 4.90%	13,312	342	Advertising - 0.05%
Entergy Arkansas Inc 5.75%	56,299	1,424	MDC Partners Inc
Entergy Louisiana LLC 4.70%	170,915	4,281	6.50%, 05/01/2024(c)		$5,200	$5,385
Entergy Louisiana LLC 5.88%	5,220	132
Entergy New Orleans Inc	52,335	1,330
Interstate Power & Light Co (f)	79,458	2,152	Aerospace & Defense - 0.46%
NextEra Energy Capital Holdings Inc 5.13%;	83,016	2,113	Aerojet Rocketdyne Holdings Inc
Series I			7.13%, 03/15/2021(e)		7,700	8,123
		$11,774	Finmeccanica SpA
			4.50%, 01/19/2021	EUR	3,200	4,139
Food - 0.01%
Dairy Farmers of America Inc (c),(f)	10,000	1,027	LMI Aerospace Inc
			7.38%, 07/15/2019		$4,607	4,446
			StandardAero Aviation Holdings Inc
			10.00%, 07/15/2023 (c)		6,100	5,978
Insurance - 0.47%
Aegon NV 6.38% (f)	330,080	8,490	TA MFG. Ltd
Aflac Inc	159,572	4,181	3.63%, 04/15/2023	EUR	800	850
Allstate Corp/The 6.63%; Series E (f)	118,903	3,276	TransDigm Inc
Allstate Corp/The 6.75%; Series C (f)	43,356	1,208	5.50%, 10/15/2020		$21,926	22,255
American Financial Group Inc/OH 5.75%	1,442	38	6.00%, 07/15/2022		2,540	2,571
American Financial Group Inc/OH 6.38%	22,964	614				$48,362
Arch Capital Group Ltd (f)	92,770	2,445
Aspen Insurance Holdings Ltd 5.95% (e),(f)	4,174	111	Agriculture - 0.20%

Aspen Insurance Holdings Ltd 7.25% (f)	99,327	2,625	Vector Group Ltd
			7.75%, 02/15/2021		20,106	21,162
Axis Capital Holdings Ltd 6.88%; Series C (f)	138,578	3,654
Delphi Financial Group Inc 7.38%	294,254	7,126
Hartford Financial Services Group Inc/The	153,051	4,862	Automobile Manufacturers - 0.07%
Protective Life Corp 6.25%	122,353	3,167	Fiat Chrysler Finance Europe
Reinsurance Group of America Inc	22,411	658	4.75%, 07/15/2022	EUR	1,000	1,248
RenaissanceRe Holdings Ltd 5.38%; Series E	13,905	353	6.75%, 10/14/2019		1,200	1,581
(f)			Jaguar Land Rover Automotive PLC
Torchmark Corp	82,341	2,086	3.88%, 03/01/2023	GBP	1,600	2,239
XLIT Ltd (f)	6,623	5,323	Peugeot SA
		$50,217	6.50%, 01/18/2019	EUR	2,100	2,749
						$7,817
Media - 0.01%
Comcast Corp	34,156	900	Automobile Parts & Equipment - 0.08%
			Metalsa SA de CV
			4.90%, 04/24/2023(c)		$1,583	1,516
REITS - 0.18%
Digital Realty Trust Inc 6.63%; Series F (f)	62,726	1,657	Schaeffler Holding Finance BV
			5.75%, 11/15/2021	EUR	4,745	5,811
Digital Realty Trust Inc 7.00%; Series E (f)	17,565	450

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Parts & Equipment (continued)			Banks (continued)
Tupy Overseas SA			Itau Unibanco Holding SA/Cayman Island
6.63%, 07/17/2024(c)	$1,350	$1,262	5.65%, 03/19/2022(c)		$3,795	$3,851
		$8,589	JPMorgan Chase & Co
			5.30%, 12/29/2049(f),(g)		2,000	2,000
Banks- 2.64%			6.13%, 12/29/2049(f),(g)		4,000	4,106
ABN AMRO Bank NV			6.75%, 01/29/2049(f),(g)		19,000	21,021
6.25%, 09/13/2022(g)	2,000	2,100
			KeyCorp Capital III
Banco Bilbao Vizcaya Argentaria SA			7.75%, 07/15/2029		795	929
9.00%, 05/29/2049(f)	3,000	3,100
			M&T Bank Corp
Banco de Credito del Peru			6.45%, 12/29/2049(f),(g)		535	578
4.25%, 04/01/2023	426	445	6.88%, 12/29/2049(f)		1,900	1,904
Banco Hipotecario SA
9.75%, 11/30/2020(c)	1,830	1,957	Morgan Stanley
			5.55%, 12/29/2049(f),(g)		1,250	1,238
Banco Inbursa SA Institucion de Banca			Nordea Bank AB
Multiple			5.50%, 09/29/2049(c),(f),(g)		4,100	4,022
4.13%, 06/06/2024(c)	2,560	2,535
			5.50%, 09/29/2049(f),(g)		9,000	8,829
Banco Nacional de Costa Rica			6.13%, 12/29/2049(c),(f),(g)		2,000	1,930
5.88%, 04/25/2021(c)	6,199	6,215
			NTC Capital II
Banco Santander SA			1.22%, 04/15/2027(g)		4,830	3,888
6.38%, 05/29/2049(f),(g)	2,000	1,835
			PNC Financial Services Group Inc/The
Bancolombia SA			6.75%, 07/29/2049(f),(g)		8,500	9,403
5.13%, 09/11/2022	5,296	5,322	Provident Funding Associates LP / PFG
Bank of America Corp			Finance Corp
6.25%, 09/29/2049(f),(g)	4,600	4,617
			6.75%, 06/15/2021(c),(e)		12,470	11,815
6.50%, 10/29/2049(f),(g)	700	737
			Royal Bank of Scotland Group PLC
Bank of New York Mellon Corp/The			7.50%, 12/29/2049(f),(g)		6,163	5,747
4.95%, 12/29/2049(f),(g)	4,000	3,994
			8.00%, 12/29/2049(f),(g)		600	575
Barclays PLC			Societe Generale SA
3.65%, 03/16/2025	4,200	4,031	1.38%, 12/29/2049(c),(f),(g)		3,000	2,734
6.63%, 06/29/2049(f),(g)	1,961	1,794
			7.88%, 12/29/2049(c),(f),(g)		2,000	1,899
8.25%, 12/29/2049(f),(g)	4,000	4,010
			8.00%, 12/29/2049(c),(f),(g)		1,000	990
BBVA Bancomer SA/Texas			8.25%, 09/29/2049(f),(g)		7,500	7,669
6.75%, 09/30/2022(c)	2,115	2,321
			Standard Chartered PLC
BNP Paribas SA			5.70%, 03/26/2044		6,100	5,693
7.20%, 06/29/2049(c),(f)	4,400	4,785
			7.01%, 07/29/2049(c),(f)		4,150	4,171
7.37%, 12/29/2049(c),(f),(g)	3,000	2,962
			TC Ziraat Bankasi AS
Cadence Financial Corp			4.75%, 04/29/2021(c)		3,110	3,130
4.88%, 06/28/2019(c),(e)	3,500	3,237
			Turkiye Vakiflar Bankasi TAO
CITIC Ltd			6.87%, 02/03/2025(c),(g)		7,118	7,136
8.62%, 05/29/2049(f),(g)	1,500	1,687
			UBS Group AG
Citigroup Capital III			6.87%, 12/29/2049(f),(g)		5,500	5,308
7.63%, 12/01/2036	8,600	10,581	US Bancorp
Citigroup Inc			5.12%, 12/29/2049(f),(g)		4,200	4,295
6.30%, 12/29/2049(f),(g)	6,500	6,370
			Wells Fargo & Co
Citizens Financial Group Inc			7.98%, 12/31/2049(f),(g)		12,000	12,480
5.50%, 12/29/2049(c),(f),(g)	6,000	5,730
						$279,330
Cooperatieve Rabobank UA
11.00%, 12/29/2049 (c),(f),(g)	9,015	10,987	Building Materials - 0.44%
Corestates Capital III			Cemex Finance LLC
1.19%, 02/15/2027(c),(g)	500	401	9.38%, 10/12/2022(c)		3,182	3,497
Credit Agricole SA			Cemex SAB de CV
6.63%, 09/29/2049(c),(f),(g)	4,000	3,770	6.13%, 05/05/2025(c)		3,335	3,277
8.38%, 12/31/2049(c),(f),(g)	1,900	2,152	7.25%, 01/15/2021(c)		1,184	1,264
Credit Suisse Group AG			7.75%, 04/16/2026(c)		2,500	2,662
7.50%, 12/29/2049(c),(f),(g)	1,000	993	CIMPOR Financial Operations BV
Development Bank of Kazakhstan JSC			5.75%, 07/17/2024(c)		2,134	1,619
4.13%, 12/10/2022(c)	3,800	3,458	GCP Applied Technologies Inc
Dresdner Funding Trust I			9.50%, 02/01/2023(c)		3,850	4,216
8.15%, 06/30/2031(c)	5,000	5,797	HeidelbergCement Finance Luxembourg SA
Finansbank AS/Turkey			7.50%, 04/03/2020	EUR	2,000	2,851
6.25%, 04/30/2019(c)	6,457	6,871	Reliance Intermediate Holdings LP
First Maryland Capital I			6.50%, 04/01/2023(c)		$16,250	16,982
1.63%, 01/15/2027(g)	10,000	8,037	Standard Industries Inc/NJ
Fleet Capital Trust V			5.50%, 02/15/2023(c)		3,600	3,766
1.64%, 12/18/2028(g)	7,500	5,850	Summit Materials LLC / Summit Materials
Goldman Sachs Group Inc/The			Finance Corp
5.70%, 12/29/2049(f),(g)	2,000	1,948	8.50%, 04/15/2022(c)		4,150	4,399
Grupo Aval Ltd			Votorantim Cimentos SA
4.75%, 09/26/2022(c)	1,369	1,323	7.25%, 04/05/2041(c)		2,642	2,337
HSBC Capital Funding LP/Jersey						$46,870
10.18%, 12/29/2049 (c),(f),(g)	4,000	5,875
ICICI Bank Ltd
6.37%, 04/30/2022(g)	4,100	4,162

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Chemicals - 0.37%				Commercial Mortgage Backed Securities (continued)
Axalta Coating Systems US Holdings Inc /				Citigroup Commercial Mortgage Trust 2015-
Axalta Coating Systems Dutch Holding B				GC27
5.75%, 02/01/2021	EUR	3,900	$4,660	4.58%, 02/10/2048(g)	$5,000	$4,747
Braskem America Finance Co				Citigroup Commercial Mortgage Trust 2016-
7.13%, 07/22/2041(c)		$1,300	1,157	GC37
Braskem Finance Ltd				1.81%, 04/10/2049(g),(i)	15,350	2,045
5.75%, 04/15/2021		2,125	2,074	COMM 2012-CCRE1 Mortgage Trust
6.45%, 02/03/2024		3,820	3,753	2.46%, 05/15/2045(c)	13,993	9,764
7.38%, 10/29/2049(c),(f)		1,533	1,364	5.54%, 05/15/2045(c),(g)	8,889	8,555
INEOS Group Holdings SA				COMM 2012-CCRE4 Mortgage Trust
5.75%, 02/15/2019	EUR	1,800	2,115	4.73%, 10/15/2045(c),(g)	5,000	4,821
Mexichem SAB de CV				COMM 2012-CCRE5 Mortgage Trust
5.88%, 09/17/2044(c)		$1,947	1,765	4.48%, 12/10/2045(c),(g)	3,475	3,360
OCP SA				4.48%, 12/10/2045(c),(g)	7,500	6,768
5.63%, 04/25/2024(c)		794	833	COMM 2013-CCRE11 Mortgage Trust
PQ Corp				1.04%, 10/10/2046(c),(d),(g),(i)	40,266	1,957
6.75%, 11/15/2022(c),(h)		2,650	2,733	4.37%, 10/10/2046(c),(g)	5,108	3,502
PSPC Escrow Corp				5.34%, 10/10/2046(c),(g)	13,519	12,723
6.00%, 02/01/2023	EUR	3,500	3,527	Comm 2013-CCRE13 Mortgage Trust
Sinochem Offshore Capital Co Ltd				4.91%, 12/10/2023(c),(g)	6,421	5,881
3.25%, 04/29/2019(c)		$7,298	7,452	4.91%, 12/10/2023(c),(g)	18,660	12,980
TPC Group Inc				COMM 2013-CCRE6 Mortgage Trust
8.75%, 12/15/2020(c)		5,645	4,163	1.63%, 03/10/2046(g),(i)	86,782	4,078
Trinseo Materials Operating SCA / Trinseo				4.31%, 03/10/2046(c),(g)	21,400	19,077
Materials Finance Inc				4.31%, 03/10/2046(c),(g)	10,500	7,203
6.38%, 05/01/2022	EUR	3,400	3,981	COMM 2013-CCRE7 Mortgage Trust
			$39,577	4.49%, 03/10/2046(c),(g)	7,500	6,991
				COMM 2013-LC6 Mortgage Trust
Coal- 0.54%				4.43%, 01/10/2046(c),(g)	15,205	13,884
CONSOL Energy Inc				COMM 2014-CCRE15 Mortgage Trust
5.88%, 04/15/2022		$6,545	5,449	4.42%, 02/10/2047(c),(g)	5,414	3,537
8.00%, 04/01/2023		6,750	5,754	COMM 2014-CCRE17 Mortgage Trust
Foresight Energy LLC / Foresight Energy				0.33%, 05/10/2047(c),(g),(i)	44,717	948
Finance Corp				0.96%, 05/10/2047(c),(g),(i)	62,604	3,002
0.00%, 08/15/2021(b),(c),(e)		66,260	46,134
				4.46%, 05/10/2047(c),(g)	5,311	3,282
			$57,337	4.96%, 05/10/2047(c),(g)	17,469	15,052
Commercial Mortgage Backed Securities - 15.78%				COMM 2014-CCRE21 Mortgage Trust
Banc of America Commercial Mortgage Trust				1.57%, 12/10/2047(c),(g),(i)	20,879	2,092
2006-6				COMM 2014-LC17 Mortgage Trust
				3.11%, 10/10/2047(c)	4,383	2,486
5.48%, 10/10/2045		5,000	4,937
				3.69%, 10/10/2047(c),(g)	4,133	3,146
Banc of America Merrill Lynch Commercial				Comm 2014-UBS2 Mortgage Trust
Mortgage Inc				5.18%, 03/10/2047(c),(g)	13,190	11,174
4.77%, 07/10/2043		14,250	12,981
4.85%, 07/10/2043		9,500	1,734	COMM 2014-UBS3 Mortgage Trust
5.52%, 11/10/2042(g)		3,044	3,031	1.45%, 06/10/2047(c),(g),(i)	60,721	4,369
				4.97%, 06/10/2047(c),(g)	21,861	17,231
CD 2006-CD2 Mortgage Trust
5.57%, 01/15/2046(g)		8,755	8,033	COMM 2014-UBS5 Mortgage Trust
				3.49%, 09/10/2047(c),(g)	10,000	7,109
CD 2006-CD3 Mortgage Trust
5.69%, 10/15/2048(g)		15,650	9,382	COMM 2014-UBS6 Mortgage Trust
CD 2007-CD4 Commercial Mortgage Trust				0.50%, 12/10/2047(c),(g),(i)	60,589	2,049
5.40%, 12/11/2049		38,212	30,378	COMM 2015-LC23 Mortgage Trust
				3.80%, 10/10/2053(c),(g)	6,000	4,497
CFCRE Commercial Mortgage Trust 2011-
C1				Commercial Mortgage Pass Through
5.98%, 04/15/2044(c),(g)		5,550	6,102	Certificates
				3.50%, 02/10/2047(c)	18,498	10,941
Citigroup Commercial Mortgage Trust 2007-
C6				Commercial Mortgage Trust 2007-GG9
5.90%, 07/10/2017(c),(g)		30,000	24,065	5.51%, 03/10/2039	53,926	48,285
5.90%, 12/10/2049(g)		19,345	15,514	5.53%, 03/10/2039	14,000	10,857
Citigroup Commercial Mortgage Trust 2012-				Credit Suisse Commercial Mortgage Trust
GC8				Series 2006-C1
5.00%, 09/10/2045(c),(g)		1,875	1,624	5.85%, 02/15/2039(g)	19,598	19,495
Citigroup Commercial Mortgage Trust 2013-				5.85%, 02/15/2039(c),(g)	23,036	22,904
GC15				Credit Suisse Commercial Mortgage Trust
4.25%, 09/10/2046(c),(g)		16,492	11,050	Series 2007-C1
5.27%, 09/10/2046(c),(g)		7,700	7,096	5.42%, 02/15/2040	12,500	12,413
Citigroup Commercial Mortgage Trust 2014-				5.46%, 02/15/2040	30,000	15,525
GC19				Credit Suisse Commercial Mortgage Trust
1.40%, 03/10/2047(c),(g),(i)		15,244	1,125	Series 2007-C5
5.06%, 03/10/2047(c),(g)		3,380	2,849	0.57%, 09/15/2040(c),(g),(i)	224,269	981
Citigroup Commercial Mortgage Trust 2014-				Credit Suisse First Boston Mortgage Securities
GC23				Corp
1.45%, 07/10/2047(c),(g),(i)		55,444	4,082	5.23%, 12/15/2040(c),(g)	6,597	6,575

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates				JP Morgan Chase Commercial Mortgage
2006	-C4			Securities Trust 2005-CIBC12
5.54%, 09/15/2039(g)		$29,489	$28,872	4.99%, 09/12/2037	$83	$83
CSAIL 2015-C1 Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.50%, 04/15/2050(c),(g),(i)		62,192	2,269	Securities Trust 2005-LDP1
DBUBS 2011-LC1 Mortgage Trust				5.95%, 03/15/2046(c),(g)	3,820	3,821
0.38%, 11/10/2046(c),(g),(i)		142,384	1,914	JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2005-LDP4
1.53%, 07/10/2044(c),(g),(i)		14,695	519	5.13%, 10/15/2042	6,695	6,686
DBUBS 2011-LC3 Mortgage Trust				JP Morgan Chase Commercial Mortgage
3.75%, 08/10/2044(c)		12,029	9,767	Securities Trust 2006-CIBC14
FHLMC Multifamily Structured Pass Through				5.76%, 12/12/2044(g)	10,520	10,357
Certificates				JP Morgan Chase Commercial Mortgage
0.84%, 03/25/2020(g),(i)		150,660	3,439	Securities Trust 2006-CIBC16
1.29%, 01/25/2021(g),(i)		60,173	2,702	5.62%, 05/12/2045	20,140	19,584
1.48%, 11/25/2019(g),(i)		55,886	2,108	JP Morgan Chase Commercial Mortgage
1.51%, 04/25/2041(g),(i)		86,714	4,527	Securities Trust 2006-CIBC17
1.60%, 08/25/2020(g),(i)		28,038	1,306	5.49%, 12/12/2043	28,602	11,584
1.63%, 04/25/2017(g),(i)		67,955	558	JP Morgan Chase Commercial Mortgage
1.66%, 08/25/2016(g),(i)		18,402	14	Securities Trust 2006-LDP6
1.67%, 08/25/2040(g),(i)		73,469	3,305	5.85%, 04/15/2043(g)	4,223	4,222
1.72%, 06/25/2042(g),(i)		13,000	601	JP Morgan Chase Commercial Mortgage
1.76%, 04/25/2045(g),(i)		48,322	2,147	Securities Trust 2006-LDP7
1.94%, 05/25/2040(g),(i)		100,659	9,171	6.15%, 04/17/2045(g)	9,000	6,660
1.97%, 11/25/2039(g),(i)		68,598	3,074	JP Morgan Chase Commercial Mortgage
2.07%, 09/25/2039(g),(i)		32,000	1,437	Securities Trust 2006-LDP9
2.17%, 10/25/2025(g),(i)		47,224	2,142	5.34%, 05/15/2047	1,000	997
2.29%, 12/25/2039(g),(i)		25,654	2,597	JP Morgan Chase Commercial Mortgage
2.33%, 01/25/2041(g),(i)		15,544	1,443	Securities Trust 2007-CIBC19
2.61%, 07/25/2039(g),(i)		89,000	4,486	5.89%, 02/12/2049(g)	35,000	29,021
2.66%, 11/25/2041(g),(i)		25,000	2,914	JP Morgan Chase Commercial Mortgage
2.66%, 12/25/2043(g),(i)		72,451	7,580	Securities Trust 2007-CIBC20
2.90%, 08/25/2039(g),(i)		38,877	4,771	6.38%, 02/12/2051(c),(g)	5,755	5,585
2.91%, 01/25/2043(g),(i)		85,739	9,791	JP Morgan Chase Commercial Mortgage
3.34%, 02/25/2042(g),(i)		92,991	13,115	Securities Trust 2010-C1
3.61%, 06/25/2041(g),(i)		4,400	704	3.77%, 06/15/2043(c)	5,000	1,795
4.79%, 11/25/2044(g),(i)		1,800	325	JP Morgan Chase Commercial Mortgage
FREMF 2011-K704 Mortgage Trust				Securities Trust 2010-CNTR
0.10%, 10/25/2030(c),(g),(i)		560,871	1,067	2.20%, 08/05/2032(c),(g),(i)	11,794	709
FREMF 2016-KBAM Mortgage Trust				JP Morgan Chase Commercial Mortgage
7.66%, 09/25/2022(c),(g)		84,100	79,067	Securities Trust 2011-C3
GE Capital Commercial Mortgage Corp				4.41%, 02/15/2046(c)	4,330	3,825
4.68%, 06/10/2048(g)		1,000	999	JP Morgan Chase Commercial Mortgage
GE Commercial Mortgage Corp Series 2007-				Securities Trust 2011-C5
C1 Trust				4.00%, 08/15/2046(c)	6,000	4,811
5.54%, 12/10/2049(c)		9,000	8,752	5.50%, 08/15/2046(c),(g)	4,844	4,932
5.61%, 12/10/2049(g)		9,075	8,855	JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Corp II				Securities Trust 2012-C6
3.38%, 05/10/2050(g)		4,500	3,090	2.97%, 05/15/2045(c)	7,500	5,655
5.02%, 11/10/2045(c),(g)		8,500	6,431	JP Morgan Chase Commercial Mortgage
5.02%, 11/10/2045(c),(g)		5,000	4,650	Securities Trust 2012-C8
GS Mortgage Securities Trust 2010-C1				2.75%, 10/15/2045(c),(g)	8,553	6,567
1.59%, 08/10/2043(c),(g),(i)		45,467	2,297	JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2010-C2				Securities Trust 2013-C10
5.36%, 12/10/2043(c),(g)		10,000	10,221	0.44%, 12/15/2047(c),(g),(i)	276,436	5,901
GS Mortgage Securities Trust 2011-GC5				JP Morgan Chase Commercial Mortgage
5.49%, 08/10/2044(c),(g)		3,660	3,181	Securities Trust 2013-C16
GS Mortgage Securities Trust 2012-GC6				1.40%, 12/15/2046(c),(g),(i)	20,750	1,561
0.25%, 01/10/2045(c),(g),(i)		226,505	2,317	3.74%, 12/15/2046(c)	10,000	7,418
GS Mortgage Securities Trust 2012-GCJ7				5.14%, 12/15/2046(c),(g)	16,203	15,073
5.91%, 05/10/2045(c),(g)		7,429	7,276	JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2013-GC16				Securities Trust 2013-LC11
3.50%, 11/10/2046(c),(g)		2,500	1,633	1.13%, 04/15/2046(c),(g),(i)	49,841	2,623
5.49%, 11/10/2046(c),(g)		3,544	3,276	1.68%, 04/15/2046(g),(i)	74,107	5,059
GS Mortgage Securities Trust 2013-GCJ14				JP Morgan Chase Commercial Mortgage
4.93%, 08/10/2046(c),(g)		3,500	3,103	Securities Trust 2014-C20
4.93%, 08/10/2046(c),(g)		7,742	6,558	1.30%, 07/15/2047(g),(i)	94,764	5,079
4.93%, 08/10/2046(c),(g)		2,500	2,039	JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2014-GC26				Trust 2013-C12
1.36%, 11/10/2047(c),(g),(i)		29,811	2,585	4.22%, 07/15/2045(g)	13,826	12,004
4.66%, 11/10/2047(c),(g)		2,500	1,963

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)

	Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
	JPMBB Commercial Mortgage Securities				ML-CFC Commercial Mortgage Trust 2006-
	Trust 2013-C15				3 (continued)
	3.50%, 11/15/2045(c)	$9,191	$ 6,716		5.55%, 07/12/2046(g)		$2,500	$1,734
	5.21%, 11/15/2045(c),(g)	23,750	21,693		ML-CFC Commercial Mortgage Trust 2007-
	JPMBB Commercial Mortgage Securities				5
	Trust 2014-C18				5.45%, 08/12/2048		15,070	13,406
	1.28%, 02/15/2047(g),(i)	57,988	3,070		ML-CFC Commercial Mortgage Trust 2007-
	4.97%, 02/15/2047(c),(g)	7,850	6,624		9
	JPMBB Commercial Mortgage Securities				6.19%, 09/12/2049(g)		35,490	30,783
	Trust 2014-C23				Morgan Stanley Bank of America Merrill
	1.02%, 09/15/2047(g),(i)	292,214	11,859		Lynch Trust 2012-C5
	JPMBB Commercial Mortgage Securities				0.15%, 08/15/2045(c),(g),(i)		221,584	1,139
	Trust 2014-C24				4.84%, 08/15/2045(c),(g)		6,787	6,575
	1.23%, 11/15/2047(g),(i)	129,085	7,161		Morgan Stanley Bank of America Merrill
	4.07%, 11/15/2047(c),(g)	18,500	14,307		Lynch Trust 2013-C10
	JPMBB Commercial Mortgage Securities				4.22%, 07/15/2046(c),(g)		5,609	4,954
	Trust 2014-C26				Morgan Stanley Bank of America Merrill
	4.57%, 01/15/2048(g)	5,000	5,043		Lynch Trust 2013-C11
	JPMBB Commercial Mortgage Securities				0.82%, 08/15/2046(g),(i)		163,088	3,586
	Trust 2015-C28				Morgan Stanley Bank of America Merrill
	0.50%, 10/15/2048(c),(g),(i)	54,005	1,959		Lynch Trust 2013-C13
	1.34%, 10/15/2048(g),(i)	62,666	4,227		5.06%, 11/15/2046(c),(g)		5,462	4,855
	4.38%, 10/15/2048(g)	8,600	7,746		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2013-C8
	Trust 2015-C29				1.20%, 12/15/2048(g),(i)		92,888	5,003
	3.84%, 05/15/2048(g)	4,500	3,225		4.20%, 12/15/2048(c),(g)		18,500	16,426
	JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
	Trust 2015-C30				Lynch Trust 2013-C9
	0.86%, 07/15/2048(g),(i)	84,008	3,362		4.29%, 05/15/2046(c),(g)		4,150	3,432
	JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
	Trust 2015-C31				Lynch Trust 2014-C14
	0.50%, 08/15/2048(c),(g),(i)	42,377	1,571		4.99%, 02/15/2047(c),(g)		10,331	7,662
	LB Commercial Mortgage Trust 2007-C3				Morgan Stanley Bank of America Merrill
	6.10%, 07/15/2044(g)	5,000	4,880		Lynch Trust 2014-C15
	6.10%, 07/15/2044(g)	12,738	12,512		1.06%, 04/15/2047(c),(d),(g),(i)		67,485	3,965
LB	-UBS Commercial Mortgage Trust 2003-				5.06%, 04/15/2047(c),(g)		8,786	7,351
	C8				5.06%, 04/15/2047(c),(g)		4,000	3,072
	0.38%, 09/15/2037(c),(g),(i)	736	—		Morgan Stanley Bank of America Merrill
LB	-UBS Commercial Mortgage Trust 2004-				Lynch Trust 2014-C16
	C1				4.42%, 06/15/2047(c),(g)		17,104	12,180
	5.00%, 01/15/2036	1,000	997		4.92%, 06/15/2047(c),(g)		20,000	16,998
LB	-UBS Commercial Mortgage Trust 2005-				Morgan Stanley Bank of America Merrill
	C3				Lynch Trust 2014-C18
	4.95%, 07/15/2040(g)	1,347	1,427		1.14%, 10/15/2047(g),(i)		193,110	8,412
LB	-UBS Commercial Mortgage Trust 2006-				4.49%, 10/15/2047		4,408	4,413
	C6				Morgan Stanley Bank of America Merrill
	5.47%, 09/15/2039(g)	8,500	8,287		Lynch Trust 2015-C20
LB	-UBS Commercial Mortgage Trust 2006-				1.54%, 02/15/2048(c),(g),(i)		41,500	4,247
	C7				Morgan Stanley Bank of America Merrill
	5.41%, 11/15/2038	24,940	19,204		Lynch Trust 2015-C26
LB	-UBS Commercial Mortgage Trust 2007-				3.06%, 10/15/2048(c),(g)		2,185	1,545
	C6				Morgan Stanley Bank of America Merrill
	6.32%, 07/15/2040(g)	17,000	16,869		Lynch Trust 2016-C29
	6.35%, 07/15/2040(g)	13,250	12,729		1.82%, 05/15/2049(d),(g),(h),(i)		42,500	4,898
	6.35%, 07/15/2040(g)	8,841	8,065		Morgan Stanley Capital I Trust 2007-HQ13
LB	-UBS Commercial Mortgage Trust 2007-				5.93%, 12/15/2044		13,275	12,901
	C7				Morgan Stanley Capital I Trust 2011-C3
	6.45%, 09/15/2045(g)	8,845	8,489		1.30%, 07/15/2049(c),(g),(i)		33,978	831
LB	-UBS Commercial Mortgage Trust 2008-				UBS Commercial Mortgage Trust 2012-C1
	C1				0.45%, 05/10/2045(c),(g),(i)		143,076	2,898
	6.25%, 04/15/2041(g)	13,964	8,270		5.00%, 05/10/2045(c)		8,000	6,583
	Merrill Lynch Mortgage Trust 2006-C1				UBS-Barclays Commercial Mortgage Trust
	5.92%, 05/12/2039(g)	15,000	12,587		2012	-C2
	Merrill Lynch Mortgage Trust 2006-C2				1.81%, 05/10/2063(c),(g),(i)		35,341	2,080
	5.80%, 08/12/2043(g)	13,000	12,936		UBS-Barclays Commercial Mortgage Trust
	Merrill Lynch Mortgage Trust 2007-C1				2012	-C3
	6.03%, 06/12/2050(g)	15,870	261		4.96%, 08/10/2049(c),(g)		20,994	18,963
	6.03%, 06/12/2050(g)	10,925	109		5.12%, 08/10/2049(c),(g)		25,827	25,767
ML	-CFC Commercial Mortgage Trust 2006-				UBS-Barclays Commercial Mortgage Trust
	3				2012	-C4
	5.48%, 07/12/2046(g)	24,265	23,636		4.65%, 12/10/2045(c),(g)		21,000	20,314
	5.52%, 07/12/2046(g)	20,750	18,723		4.65%, 12/10/2045(c),(g)		17,981	15,767

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)					Commercial Services (continued)
UBS-Barclays Commercial Mortgage Trust					Avis Budget Finance PLC
2013	-C5				6.00%, 03/01/2021	EUR	2,500	$2,960
4.22%, 03/10/2046(c),(g)			$9,150	$8,050	ENA Norte Trust
4.22%, 03/10/2046(c),(g)			5,709	3,916	4.95%, 04/25/2028(c)		$3,106	3,160
Wachovia Bank Commercial Mortgage Trust					Europcar Groupe SA
Series 2006-C26					5.75%, 06/15/2022	EUR	2,500	3,002
6.24%, 06/15/2045(g)			13,067	11,756	Jaguar Holding Co II / Pharmaceutical Product
Wachovia Bank Commercial Mortgage Trust					Development LLC
Series 2006-C29					6.38%, 08/01/2023(c)		$2,000	2,078
5.37%, 11/15/2048			20,879	20,406	Loxam SAS
Wachovia Bank Commercial Mortgage Trust					3.50%, 05/03/2023(c),(h)	EUR	1,300	1,496
Series 2007-C30					Midas Intermediate Holdco II LLC / Midas
5.46%, 12/15/2043(g)			6,778	6,355	Intermediate Holdco II Finance Inc
5.48%, 12/15/2043			22,500	20,571	7.88%, 10/01/2022(c)		$10,333	9,791
Wachovia Bank Commercial Mortgage Trust					Prime Security Services Borrower LLC /
Series 2007-C34					Prime Finance Inc
6.22%, 05/15/2046(g)			8,718	8,527	9.25%, 05/15/2023(c),(h)		8,800	9,130
Wachovia Commercial Mortgage Securities					Team Health Inc
Inc Commercial Mortgage Pass Through					7.25%, 12/15/2023(c)		18,655	19,809
Certificates Series 2003 C5					United Rentals North America Inc
2.33%, 06/15/2035(c),(g),(i)			467	8	4.63%, 07/15/2023		3,850	3,836
Wells Fargo Commercial Mortgage Trust					5.88%, 09/15/2026(d),(h)		3,200	3,200
2010	-C1				WEX Inc
0.68%, 11/15/2043(c),(g),(i)			13,678	330	4.75%, 02/01/2023(c)		6,050	5,521
Wells Fargo Commercial Mortgage Trust								$126,398
2014-L	C18
1.34%, 12/15/2047(g),(i)			85,797	6,028	Computers - 0.12%
3.96%, 12/15/2047(c),(g)			13,500	9,727	NCR Corp
Wells Fargo Commercial Mortgage Trust					5.88%, 12/15/2021		4,950	5,111
2015	-C28				6.38%, 12/15/2023		7,678	7,985
4.27%, 05/15/2048(g)			10,000	7,240				$13,096
Wells Fargo Commercial Mortgage Trust					Consumer Products - 0.11%
2015-NX	S1
2.88%, 05/15/2048(c),(g)			6,916	3,455	Central Garden & Pet Co
					6.13%, 11/15/2023		5,200	5,460
4.24%, 05/15/2048(g)			6,500	4,980	Spectrum Brands Inc
Wells Fargo Commercial Mortgage Trust					6.63%, 11/15/2022		5,900	6,372
2015-NX	S2							$11,832
4.39%, 07/15/2058(g)			9,153	6,832
Wells Fargo Commercial Mortgage Trust					Distribution & Wholesale - 0.28%
2015-NX	S3				Alliance Automotive Finance PLC
3.15%, 09/15/2057(c),(g)			5,000	3,252	6.25%, 12/01/2021	EUR	1,600	1,962
Wells Fargo Commercial Mortgage Trust					6.25%, 12/01/2021(c)		250	307
2016-NX	S5				American Tire Distributors Inc
5.05%, 01/15/2059(g)			4,254	3,668	10.25%, 03/01/2022 (c)		$14,750	13,238
WFRBS Commercial Mortgage Trust 2011-					LKQ Corp
C4					4.75%, 05/15/2023		9,000	9,045
0.72%, 06/15/2044(c),(g),(i)			101,618	1,768	LKQ Italia Bondco SpA
WFRBS Commercial Mortgage Trust 2011-					3.88%, 04/01/2024(c)	EUR	800	954
C5					VWR Funding Inc
0.17%, 11/15/2044(c),(g),(i)			121,416	816	4.63%, 04/15/2022		3,400	3,868
WFRBS Commercial Mortgage Trust 2013-								$29,374
C11
4.32%, 03/15/2045(c),(g)			10,000	7,939	Diversified Financial Services - 1.60%
					AerCap Ireland Capital Ltd / AerCap Global
WFRBS Commercial Mortgage Trust 2014-					Aviation Trust
C20
3.99%, 05/15/2047(c),(g)			10,000	7,375	4.63%, 10/30/2020		$12,720	13,229
					Aircastle Ltd
WFRBS Commercial Mortgage Trust 2014-					5.00%, 04/01/2023		2,000	2,036
C22
4.06%, 09/15/2057(c),(g)			10,000	7,275	5.50%, 02/15/2022		3,000	3,191
					Alliance Data Systems Corp
WFRBS Commercial Mortgage Trust 2014-					5.38%, 08/01/2022(c)		16,800	16,170
C24					6.38%, 04/01/2020(c)		2,000	2,055
3.69%, 11/15/2047(c)			11,047	7,984
					Ally Financial Inc
				$1,668,381	4.25%, 04/15/2021		7,150	7,275
Commercial Services - 1.20%					American Express Co
AA Bond Co Ltd					5.20%, 05/29/2049(f),(g)		2,000	1,898
5.50%, 07/31/2043		GBP	1,525	2,150	BOC Aviation Pte Ltd
ADT Corp/The					3.88%, 04/27/2026(c)		1,300	1,297
6.25%, 10/15/2021			$18,100	18,724	Charles Schwab Corp/The
Ancestry.com Holdings LLC					7.00%, 02/28/2049(f),(g)		4,198	4,812
9.63%, PIK 10.38%, 10/15/2018 (c),(j)			37,290	38,082	Depository Trust & Clearing Corp/The
Atento Luxco 1 SA					4.88%, 12/29/2049(c),(f),(g)		9,000	9,000
7.38%, 01/29/2020			3,575	3,459

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Electronics (continued)
Drawbridge Special Opportunities Fund				Trionista TopCo GmbH
LP/Drawbridge Special Opportunities				6.88%, 04/30/2021	EUR	3,400	$4,092
Finance							$27,931
5.00%, 08/01/2021(c)		$15,300	$14,306
Jefferies Finance LLC / JFIN Co-Issuer Corp				Energy - Alternate Sources - 0.21%
7.38%, 04/01/2020(c)		12,025	11,093	ContourGlobal Power Holdings SA
				7.13%, 06/01/2019(c)		$15,442	15,288
7.50%, 04/15/2021(c)		6,500	5,883
Jefferies LoanCore LLC / JLC Finance Corp				Greenko Dutch BV
6.88%, 06/01/2020(c)		8,700	7,351	8.00%, 08/01/2019		1,109	1,187
				TerraForm Power Operating LLC
Lincoln Finance Ltd				5.88%, 02/01/2023(c)		4,650	4,057
6.88%, 04/15/2021(c)	EUR	7,450	9,138
				6.13%, 06/15/2025(c)		1,675	1,440
7.38%, 04/15/2021(c)		$8,500	9,042
Lock AS							$21,972
5.50%, 08/15/2020(c),(g)	EUR	500	571
				Engineering & Construction - 0.19%
7.00%, 08/15/2021(c)		600	728	AECOM
MBNA Capital B				5.75%, 10/15/2022		5,800	6,046
1.42%, 02/01/2027(g)		$7,500	5,625
				Heathrow Finance PLC
National Financial Partners Corp				5.75%, 03/03/2025	GBP	2,000	3,069
9.00%, 07/15/2021(c)		23,764	23,645
				7.13%, 03/01/2017		1,500	2,287
National Rural Utilities Cooperative Finance				Michael Baker Holdings LLC / Michael Baker
Corp				Finance Corp
5.25%, 04/20/2046(g)		2,200	2,208	9.63%, PIK 9.63%, 04/15/2019(c),(j)		$4,783	3,540
Nationstar Mortgage LLC / Nationstar Capital				Michael Baker International LLC / CDL
Corp				Acquisition Co Inc
7.88%, 10/01/2020		2,800	2,688	8.25%, 10/15/2018(c)		2,650	2,544
NewStar Financial Inc				Odebrecht Finance Ltd
7.25%, 05/01/2020		5,275	4,906	5.25%, 06/27/2029		2,550	912
Oxford Finance LLC / Oxford Finance Co-				Pratama Agung Pte Ltd
Issuer Inc				6.25%, 02/24/2020		1,240	1,254
7.25%, 01/15/2018(c)		6,149	6,119
							$19,652
Pershing Square Holdings Ltd
5.50%, 07/15/2022(c)		4,500	4,287	Entertainment - 1.03%
Quicken Loans Inc				Choctaw Resort Development Enterprise
5.75%, 05/01/2025(c)		400	376	7.25%, 11/15/2019(c),(e)		7,930	7,613
			$168,929	Cinemark USA Inc
				4.88%, 06/01/2023(c)		3,350	3,325
Electric - 0.64%				GLP Capital LP / GLP Financing II Inc
AES Corp/VA				4.38%, 04/15/2021		3,500	3,579
7.38%, 07/01/2021		6,464	7,417	4.88%, 11/01/2020		7,257	7,656
Comision Federal de Electricidad				5.38%, 04/15/2026		5,800	6,047
4.88%, 01/15/2024(c)		891	927	Pinnacle Entertainment Inc
Dominion Resources Inc/VA				5.63%, 05/01/2024(c)		10,000	9,988
7.50%, 06/30/2066		700	588	Regal Entertainment Group
Enel SpA				5.75%, 03/15/2022		9,272	9,654
5.00%, 01/15/2075(g)	EUR	2,000	2,425

6.62%, 09/15/2076(g)	GBP	943	1,443	Vougeot Bidco PLC
				7.88%, 07/15/2020	GBP	2,150	3,282
Eskom Holdings SOC Ltd				WMG Acquisition Corp
5.75%, 01/26/2021(c)		$2,130	2,011	6.00%, 01/15/2021(c)		$2,536	2,606
6.75%, 08/06/2023(c)		700	659	6.75%, 04/15/2022(c)		55,615	55,058
7.13%, 02/11/2025		900	848				$108,808
7.13%, 02/11/2025(c)		27,600	26,002
Listrindo Capital BV				Food- 1.60%
6.95%, 02/21/2019(c)		5,989	6,221	Bakkavor Finance 2 PLC
Majapahit Holding BV				8.25%, 02/15/2018	GBP	564	841
7.75%, 01/20/2020(c)		1,730	1,981	Boparan Finance PLC
7.88%, 06/29/2037		1,375	1,667	5.50%, 07/15/2021(g)		3,500	4,807
NextEra Energy Capital Holdings Inc				Bumble Bee Holdco SCA
7.30%, 09/01/2067(g)		5,000	4,700	9.63%, PIK 10.38%, 03/15/2018 (c),(j)		$8,132	8,010
Perusahaan Listrik Negara PT				Bumble Bee Holdings Inc
5.50%, 11/22/2021(c)		1,640	1,763	9.00%, 12/15/2017(c)		5,400	5,427
Terraform Global Operating LLC				Campofrio Food Group SA
9.75%, 08/15/2022(c)		7,585	6,722	3.38%, 03/15/2022	EUR	1,000	1,177
Three Gorges Finance I Cayman Islands Ltd				Casino Guichard Perrachon SA
3.70%, 06/10/2025(c)		2,718	2,853	2.80%, 08/05/2026		2,500	2,804
			$68,227	Cencosud SA
				5.15%, 02/12/2025(c)		$2,700	2,745
Electronics - 0.26%				6.63%, 02/12/2045(c)		3,631	3,469
Real Alloy Holding Inc				Cosan Luxembourg SA
10.00%, 01/15/2019 (c)		19,820	19,820	5.00%, 03/14/2023(c)		4,256	3,809
Techem Energy Metering Service GmbH &				ESAL GmbH
Co KG				6.25%, 02/05/2023(c)		2,055	1,895
7.88%, 10/01/2020	EUR	3,300	4,019	Grupo Bimbo SAB de CV
				4.88%, 06/27/2044(c)		2,650	2,544

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)		Amount (000's) Value (000's)

Food (continued)					Healthcare - Services (continued)
JBS Investments GmbH					Acadia Healthcare Co Inc	(continued)
7.75%, 10/28/2020(c)		$1,245	$1,279		6.50%, 03/01/2024(c)			$8,100	$8,545
KeHE Distributors LLC / KeHE Finance					Amsurg Corp
Corp					5.63%, 07/15/2022			5,350	5,490
7.63%, 08/15/2021(c)		7,775	7,620		Centene Corp
Marfrig Holdings Europe BV					6.13%, 02/15/2024(c)			5,700	6,013
6.88%, 06/24/2019(c)		3,015	2,985		CHS/Community Health Systems Inc
Marfrig Overseas Ltd					5.13%, 08/01/2021			3,750	3,761
9.50%, 05/04/2020(c)		1,185	1,215		DaVita HealthCare Partners Inc
Minerva Luxembourg SA					5.00%, 05/01/2025			3,650	3,650
7.75%, 01/31/2023(c)		2,425	2,464		Envision Healthcare Corp
Moy Park BondCo PLC					5.13%, 07/01/2022(c)			4,500	4,579
6.25%, 05/29/2021	GBP	1,900	2,880		HCA Inc
Pinnacle Foods Finance LLC / Pinnacle Foods					5.25%, 06/15/2026			7,600	7,894
Finance Corp					5.88%, 02/15/2026			16,000	16,599
5.88%, 01/15/2024(c)		$8,325	8,804		HealthSouth Corp
Post Holdings Inc					5.75%, 09/15/2025			3,600	3,724
6.75%, 12/01/2021(c)		7,400	7,756		Holding Medi-Partenaires SAS
7.38%, 02/15/2022		3,688	3,886		7.00%, 05/15/2020		EUR	3,265	3,923
Premier Foods Finance PLC					HomeVi SAS
6.50%, 03/15/2021	GBP	1,500	2,187		6.88%, 08/15/2021			2,300	2,800
R&R PIK PLC					Molina Healthcare Inc
9.25%, PIK 10.00%, 05/15/2018 (j)	EUR	4,670	5,401		5.38%, 11/15/2022(c)			$6,150	6,350
Simmons Foods Inc					MPH Acquisition Holdings LLC
7.88%, 10/01/2021(c)		$2,210	1,901		6.63%, 04/01/2022(c)			20,790	21,708
Tesco PLC					Opal Acquisition Inc
6.13%, 02/24/2022	GBP	3,100	5,017		8.88%, 12/15/2021(c)			47,941	39,132
TreeHouse Foods Inc					RegionalCare Hospital Partners Holdings Inc
6.00%, 02/15/2024(c)		$8,300	8,829		8.25%, 05/01/2023(c)			20,890	21,726
US Foods Inc					Select Medical Corp
8.50%, 06/30/2019		67,610	69,385		6.38%, 06/01/2021(e)			6,600	6,262
			$169,137		Surgery Center Holdings Inc
					8.88%, 04/15/2021(c)			19,910	19,910
Forest Products & Paper - 0.19%					Surgical Care Affiliates Inc
Cascades Inc					6.00%, 04/01/2023(c)			15,370	15,524
5.50%, 07/15/2022(c)		3,000	2,895
5.75%, 07/15/2023(c)		2,900	2,762		Synlab Bondco PLC
					6.25%, 07/01/2022		EUR	2,000	2,433
Fibria Overseas Finance Ltd					Tenet Healthcare Corp
5.25%, 05/12/2024		2,306	2,286		4.75%, 06/01/2020			$2,000	2,060
Mercer International Inc					5.00%, 03/01/2019			5,000	4,950
7.00%, 12/01/2019		6,340	6,403		5.50%, 03/01/2019			1,000	1,000
7.75%, 12/01/2022		3,970	4,010		6.00%, 10/01/2020			6,000	6,360
Smurfit Kappa Acquisitions					8.00%, 08/01/2020			3,150	3,245
2.75%, 02/01/2025	EUR	2,000	2,279		WellCare Health Plans Inc
			$20,635		5.75%, 11/15/2020			1,350	1,406
Gas- 0.14%									$227,449
LBC Tank Terminals Holding Netherlands					Holding Companies - Diversified - 1.43%
BV
6.88%, 05/15/2023(c)		$11,750	11,280		Alfa SAB de CV
					6.88%, 03/25/2044(c)			1,500	1,545
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024(c)		2,947	3,042		Argos Merger Sub Inc
					7.13%, 03/15/2023(c)			5,675	5,803
			$14,322		CeramTec Group GmbH
Hand & Machine Tools - 0.00%					8.25%, 08/15/2021		EUR	4,300	5,300
Stanley Black & Decker Inc				Co	-operative Group Holdings 2011 Ltd
5.75%, 12/15/2053		450	473		7.50%, 07/08/2026		GBP	1,500	2,369
					Dubai Holding Commercial Operations MTN
					Ltd
Healthcare - Products - 0.45%					6.00%, 02/01/2017			9,750	14,421
ConvaTec Finance International SA
8.25%, PIK 9.00%, 01/15/2019(c),(j)		28,321	28,392		HRG Group Inc
					7.75%, 01/15/2022			$89,136	89,136
ConvaTec Healthcare E SA					7.88%, 07/15/2019			10,540	11,120
10.50%, 12/15/2018 (c)		13,749	14,093
					KraussMaffei Group GmbH
Fresenius US Finance II Inc					8.75%, 12/15/2020		EUR	1,360	1,657
4.50%, 01/15/2023(c)		1,000	1,025
					ProGroup AG
Kinetic Concepts Inc / KCI USA Inc					5.13%, 05/01/2022			3,300	4,015
7.88%, 02/15/2021(c)		3,600	3,892
					Sinochem Overseas Capital Co Ltd
			$47,402		4.50%, 11/12/2020			$2,116	2,250
					4.50%, 11/12/2020(c)			11,428	12,150
Healthcare - Services - 2.15%
Acadia Healthcare Co Inc					6.30%, 11/12/2040			950	1,191
5.13%, 07/01/2022		4,500	4,562						$150,957
5.63%, 02/15/2023		3,758	3,843

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders - 0.04%			Insurance (continued)
Brookfield Residential Properties Inc			Wayne Merger Sub LLC
6.38%, 05/15/2025(c)	$4,400	$3,960	8.25%, 08/01/2023(c)		$29,787	$29,638
			Wilton Re Finance LLC
			5.88%, 03/30/2033(c),(g)		8,450	8,601

Home Furnishings - 0.04%			XLIT Ltd
Tempur Sealy International Inc			6.50%, 12/31/2049(f),(g)		2,100	1,470
5.63%, 10/15/2023	4,000	4,160
						$216,236

Insurance - 2.04%			Internet - 0.63%
ACE Capital Trust II			Ancestry.com Inc
9.70%, 04/01/2030	4,000	5,700	11.00%, 12/15/2020		13,810	15,053
			Cogent Communications Group Inc
AG Insurance SA/NV			5.38%, 03/01/2022(c)		3,050	3,035
6.75%, 03/29/2049(f),(g)	3,000	3,211
			Match Group Inc
AIG Life Holdings Inc			6.75%, 12/15/2022(c)		2,395	2,443
7.57%, 12/01/2045(c)	2,900	3,335
8.50%, 07/01/2030	5,400	6,814	Netflix Inc
Allstate Corp/The			5.50%, 02/15/2022		7,935	8,292
5.75%, 08/15/2053(g)	100	103	TIBCO Software Inc
			11.38%, 12/01/2021 (c)		4,850	4,013
American Equity Investment Life Holding
Co			Zayo Group LLC / Zayo Capital Inc
6.63%, 07/15/2021	20,340	20,799	6.00%, 04/01/2023		23,775	24,429
			6.38%, 05/15/2025		6,650	6,916
American International Group Inc			6.38%, 05/15/2025(c)		1,940	2,017
8.18%, 05/15/2068	1,500	1,886
AXA SA						$66,198
8.60%, 12/15/2030	6,332	8,487	Investment Companies - 0.06%
Catlin Insurance Co Ltd			American Capital Ltd
7.25%, 07/29/2049(c),(f)	6,150	4,308	6.50%, 09/15/2018(c)		2,000	2,033
Chubb Corp/The			GrupoSura Finance SA
6.38%, 03/29/2067(g)	900	774	5.50%, 04/29/2026(c)		4,202	4,273
Dai-ichi Life Insurance Co Ltd/The						$6,306
5.10%, 10/29/2049(c),(f),(g)	2,400	2,644
Fidelity & Guaranty Life Holdings Inc			Iron & Steel - 0.26%
6.38%, 04/01/2021(c)	5,725	5,725	ABJA Investment Co Pte Ltd
Glen Meadow Pass-Through Trust			4.85%, 01/31/2020		914	918
6.51%, 02/12/2067(c),(g)	3,000	2,197	5.95%, 07/31/2024		1,330	1,263
Great-West Life & Annuity Insurance Capital			ArcelorMittal
LP			7.25%, 02/25/2022(g)		1,000	1,052
6.63%, 11/15/2034(c)	2,400	2,740	Optima Specialty Steel
HUB International Ltd			12.00%, 12/30/2016 (d),(e)		14,740	11,571
7.88%, 10/01/2021(c)	7,200	7,056	Samarco Mineracao SA
9.25%, 02/15/2021(c)	15,090	15,732	4.13%, 11/01/2022(c)		5,153	3,093
Ironshore Holdings US Inc			thyssenkrupp AG
8.50%, 05/15/2020(c)	3,410	3,890	4.00%, 08/27/2018	EUR	1,700	2,072
Kemper Corp			Vale Overseas Ltd
4.35%, 02/15/2025	2,500	2,523	6.88%, 11/21/2036		$395	355
Liberty Mutual Group Inc			6.88%, 11/10/2039		7,609	6,677
7.80%, 03/07/2087(c)	9,861	10,773				$27,001
Liberty Mutual Insurance Co
7.70%, 10/15/2097(c)	946	1,191	Lodging - 0.39%

Lincoln National Corp			Hilton Worldwide Finance LLC / Hilton
6.05%, 04/20/2067(g)	5,584	3,673	Worldwide Finance Corp
7.00%, 05/17/2066(g)	3,802	2,547	5.63%, 10/15/2021		7,450	7,759
			Interval Acquisition Corp
MetLife Capital Trust IV			5.63%, 04/15/2023(c)		2,100	2,142
7.88%, 12/15/2067(c)	5,000	5,860
			MCE Finance Ltd
MetLife Capital Trust X			5.00%, 02/15/2021(c)		4,045	3,903
9.25%, 04/08/2068(c)	11,000	15,015

MetLife Inc			MGP Escrow Issuer LLC / MGP Escrow Co-
6.40%, 12/15/2066(g)	6,800	7,246	Issuer Inc
			5.63%, 05/01/2024(c)		8,200	8,548
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072(c)	600	712	Seminole Hard Rock Entertainment Inc /
			Seminole Hard Rock International LLC
Provident Financing Trust I			5.88%, 05/15/2021(c)		3,115	3,131
7.41%, 03/15/2038	4,400	5,025	Studio City Finance Ltd
Prudential Financial Inc			8.50%, 12/01/2020(c)		1,947	1,955
5.88%, 09/15/2042(g)	3,700	3,999
			TVL Finance PLC
Prudential PLC			8.50%, 05/15/2023(d),(h)	GBP	2,700	3,945
7.75%, 01/29/2049(f)	2,215	2,232

Reinsurance Group of America Inc			Wynn Las Vegas LLC / Wynn Las Vegas
3.30%, 12/15/2065(g)	5,000	3,300	Capital Corp
			4.25%, 05/30/2023(c)		$950	876
USI Inc/NY			5.50%, 03/01/2025(c)		9,325	8,923
7.75%, 01/15/2021(c)	11,224	11,224
						$41,182
Voya Financial Inc
5.65%, 05/15/2053(g)	6,200	5,806

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Machinery - Diversified - 0.25%				Media (continued)
Cleaver-Brooks Inc				Unitymedia GmbH
8.75%, 12/15/2019(c)		$10,645	$10,432	3.75%, 01/15/2027	EUR	3,250	$3,359
9.75%, 12/31/2019(c),(d),(e)		12,500	11,109	6.13%, 01/15/2025(c)		$12,525	12,901
CNH Industrial Capital LLC				Univision Communications Inc
4.38%, 11/06/2020		2,000	1,988	8.50%, 05/15/2021(c)		5,500	5,741
4.88%, 04/01/2021		2,700	2,700	UPC Holding BV
			$26,229	6.38%, 09/15/2022	EUR	4,600	5,623
				UPCB Finance IV Ltd
Media- 3.24%				5.38%, 01/15/2025(c)		$1,650	1,679
Altice Financing SA
6.63%, 02/15/2023(c)		12,175	12,039	Virgin Media Finance PLC
				6.00%, 10/15/2024(c)		9,725	9,919
7.50%, 05/15/2026(c),(h)		7,700	7,710
				6.38%, 10/15/2024	GBP	3,500	5,165
Altice US Finance I Corp
5.50%, 05/15/2026(c)		4,250	4,292	Virgin Media Secured Finance PLC
				5.50%, 08/15/2026(c)		$7,500	7,542
AMC Networks Inc				VTR Finance BV
5.00%, 04/01/2024		12,500	12,516	6.88%, 01/15/2024(c)		8,515	8,505
Cable One Inc
5.75%, 06/15/2022(c)		2,567	2,638	Ziggo Bond Finance BV
				5.88%, 01/15/2025(c)		5,963	5,903
CCO Holdings LLC / CCO Holdings Capital							$342,592
Corp
5.13%, 05/01/2023(c)		11,400	11,628	Metal Fabrication & Hardware - 0.14%
5.50%, 05/01/2026(c)		8,000	8,160	Optimas OE Solutions Holding LLC / Optimas
5.88%, 04/01/2024(c)		6,075	6,364	OE Solutions Inc
6.63%, 01/31/2022		4,000	4,250	8.63%, 06/01/2021(c)		13,020	9,375
CCO Safari II LLC				Shale-Inland Holdings LLC / Shale-Inland
4.46%, 07/23/2022(c)		4,350	4,625	Finance Corp
Clear Channel Worldwide Holdings Inc				8.75%, 11/15/2019(c)		7,920	5,108
6.50%, 11/15/2022		5,000	5,025				$14,483
6.50%, 11/15/2022		4,350	4,219
7.63%, 03/15/2020		14,830	13,746	Mining - 1.28%
7.63%, 03/15/2020		5,140	4,497	Aleris International Inc
				7.88%, 11/01/2020		5,662	5,025
CSC Holdings LLC				9.50%, 04/01/2021(c)		4,500	4,703
5.25%, 06/01/2024		7,000	6,370
6.75%, 11/15/2021		2,450	2,528	Anglo American Capital PLC
DISH DBS Corp				3.50%, 03/28/2022	EUR	1,200	1,258
4.25%, 04/01/2018		5,050	5,151	Century Aluminum Co
				7.50%, 06/01/2021(c)		$32,532	29,929
5.13%, 05/01/2020		13,000	13,097
5.88%, 07/15/2022		3,600	3,501	Cia Brasileira de Aluminio
				4.75%, 06/17/2024(c)		1,593	1,392
5.88%, 11/15/2024		11,800	11,074
				Cia Minera Ares SAC
Grupo Televisa SAB				7.75%, 01/23/2021(c)		1,601	1,653
6.13%, 01/31/2046		3,830	4,140
				Cia Minera Milpo SAA
LGE HoldCo VI BV				4.63%, 03/28/2023(c)		3,970	3,732
7.13%, 05/15/2024	EUR	4,400	5,524
				Constellium NV
McGraw-Hill Global Education Holdings LLC				7.88%, 04/01/2021(c)		3,350	3,450
/ McGraw-Hill Global Education Finance
7.88%, 05/15/2024(c),(h)		$3,650	3,741	Corp Nacional del Cobre de Chile
				3.00%, 07/17/2022(c)		19,454	19,062
Midcontinent Communications &				4.50%, 09/16/2025(c)		7,478	7,811
Midcontinent Finance Corp				4.88%, 11/04/2044(c)		285	281
6.88%, 08/15/2023(c)		11,225	11,645
				5.63%, 09/21/2035(c)		2,185	2,378
Neptune Finco Corp
6.63%, 10/15/2025(c)		16,350	17,576	6.15%, 10/24/2036		11,188	12,803
10.88%, 10/15/2025 (c)		2,000	2,225	Eldorado Gold Corp
				6.13%, 12/15/2020(c)		10,675	9,821
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022(c)		12,553	12,804	First Quantum Minerals Ltd
				7.00%, 02/15/2021(c)		2,625	2,139
Numericable-SFR SA
4.88%, 05/15/2019(c)		5,425	5,626	Joseph T Ryerson & Son Inc
5.63%, 05/15/2024	EUR	2,000	2,381	9.00%, 10/15/2017		24,275	22,363
6.00%, 05/15/2022(c)		$9,100	9,112	Mirabela Nickel Ltd
				0.00%, 09/10/2044(b),(d),(e)		139	—
6.25%, 05/15/2024(c)		3,000	2,902
7.38%, 05/01/2026(c)		20,500	20,807	Southern Copper Corp
Quebecor Media Inc				5.25%, 11/08/2042		1,944	1,675
5.75%, 01/15/2023		2,000	2,070	5.88%, 04/23/2045		2,700	2,475
				Vedanta Resources PLC
RCN Telecom Services LLC / RCN Capital				6.00%, 01/31/2019(c)		594	496
Corp
8.50%, 08/15/2020(c)		6,929	7,016	6.75%, 06/07/2016		424	423
				7.13%, 05/31/2023(c)		99	71
Sinclair Television Group Inc				8.25%, 06/07/2021(c)		2,420	1,924
5.88%, 03/15/2026(c)		4,250	4,399
Sirius XM Radio Inc							$134,864
6.00%, 07/15/2024(c)		10,500	11,079
				Miscellaneous Manufacturers - 0.47%
Telenet Finance V Luxembourg SCA				Amsted Industries Inc
6.75%, 08/15/2024	EUR	3,900	5,002	5.00%, 03/15/2022(c)		14,461	14,425
Tribune Media Co				5.38%, 09/15/2024(c)		7,944	7,805
5.88%, 07/15/2022(c)		$4,800	4,776

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturers (continued)				Oil & Gas (continued)
CBC Ammo LLC / CBC FinCo Inc				Legacy Reserves LP / Legacy Reserves
7.25%, 11/15/2021(c),(e)		$5,400	$4,563	Finance Corp
General Electric Co				6.63%, 12/01/2021		$9,272	$3,025
5.00%, 12/29/2049(f),(g)		21,719	22,560	8.00%, 12/01/2020		7,550	2,492
			$49,353	Lonestar Resources America Inc
				8.75%, 04/15/2019(c),(e)		2,850	1,268
Mortgage Backed Securities - 0.11%				Lukoil International Finance BV
BCAP LLC 2013-RR4 Trust				3.42%, 04/24/2018(c)		733	732
4.07%, 02/13/2051(c),(d),(g),(i)		40,390	1,150
6.07%, 02/13/2051(c),(d),(g)		11,334	11,013	3.42%, 04/24/2018		2,580	2,576
				Memorial Resource Development Corp
			$12,163	5.88%, 07/01/2022		7,900	7,189
				Milagro Oil & Gas Inc
Municipals - 0.03%				0.00%, 05/15/2016(b),(d),(e)		5,765	1,078
Bogota Distrito Capital
9.75%, 07/26/2028	COP	1,900,000	671	Newfield Exploration Co
Brazil Minas SPE via State of Minas Gerais				5.38%, 01/01/2026		2,110	2,089
5.33%, 02/15/2028(c)		$2,990	2,572	Pacific Exploration and Production Corp
				5.13%, 03/28/2023(c)		750	111
			$3,243
				5.63%, 01/19/2025(c)		6,115	917
Oil & Gas - 4.38%				Pertamina Persero PT
Antero Resources Corp				4.30%, 05/20/2023(c)		6,928	6,879
5.13%, 12/01/2022		12,700	12,192	4.88%, 05/03/2022(c)		4,348	4,482
5.38%, 11/01/2021		6,100	5,902	5.25%, 05/23/2021		3,768	3,961
5.63%, 06/01/2023		5,000	4,850	6.00%, 05/03/2042(c)		4,025	3,863
6.00%, 12/01/2020		2,900	2,906	6.45%, 05/30/2044		1,880	1,912
Atlas Energy Holdings Operating Co LLC /				6.50%, 05/27/2041		320	326
Atlas Resource Finance Corp				Petrobras Global Finance BV
7.75%, 01/15/2021(e)		9,283	1,485	3.00%, 03/17/2017(g)		1,680	1,636
9.25%, 08/15/2021(e)		10,462	1,674	3.25%, 03/17/2017		2,320	2,286
BreitBurn Energy Partners LP / BreitBurn				3.50%, 02/06/2017		1,500	1,485
Finance Corp				4.38%, 05/20/2023		1,620	1,279
7.88%, 04/15/2022		13,821	967	5.38%, 01/27/2021		1,500	1,333
CNOOC Finance 2015 USA LLC				6.75%, 01/27/2041		2,665	2,085
3.50%, 05/05/2025		5,272	5,197	6.88%, 01/20/2040		3,250	2,547
Comstock Resources Inc				8.38%, 12/10/2018		2,250	2,318
10.00%, 03/15/2020 (c)		10,500	6,930	Petroleos de Venezuela SA
Continental Resources Inc/OK				5.25%, 04/12/2017		23,960	13,118
3.80%, 06/01/2024		3,310	2,822	5.38%, 04/12/2027		10,575	3,717
4.50%, 04/15/2023		2,740	2,447	5.50%, 04/12/2037		11,575	4,079
5.00%, 09/15/2022		4,540	4,239	6.00%, 05/16/2024		2,695	916
CrownRock LP / CrownRock Finance Inc				6.00%, 11/15/2026		709	242
7.13%, 04/15/2021(c)		4,775	4,823	8.50%, 11/02/2017		22,758	13,313
Delek & Avner Tamar Bond Ltd				Petroleos Mexicanos
5.08%, 12/30/2023(c)		617	635	3.50%, 01/30/2023		7,123	6,615
5.41%, 12/30/2025(c)		952	976	4.25%, 01/15/2025		7,798	7,396
Ecopetrol SA				4.50%, 01/23/2026		3,153	3,000
5.88%, 09/18/2023		1,000	1,000	4.88%, 01/24/2022		1,785	1,798
5.88%, 05/28/2045		10,431	8,485	4.88%, 01/18/2024		7,928	7,898
7.38%, 09/18/2043		1,876	1,741	5.50%, 06/27/2044		6,531	5,747
EP Energy LLC / Everest Acquisition Finance				5.63%, 01/23/2046		13,794	12,280
Inc				6.00%, 03/05/2020		1,480	1,574
6.38%, 06/15/2023		5,300	3,047	6.38%, 02/04/2021(c)		2,166	2,339
9.38%, 05/01/2020		4,850	3,162	6.50%, 06/02/2041		6,723	6,710
EP PetroEcuador via Noble Sovereign				6.88%, 08/04/2026		1,205	1,330
Funding I Ltd				6.88%, 08/04/2026(c)		17,817	19,661
6.26%, 09/24/2019(g)		19,581	17,819	9.50%, 09/15/2027		1,204	1,451
Gazprom OAO Via Gaz Capital SA				Petroleum Co of Trinidad & Tobago Ltd
4.95%, 07/19/2022(c)		4,677	4,722	6.00%, 05/08/2022(c)		1,463	1,370
6.00%, 01/23/2021(c)		2,126	2,248	Precision Drilling Corp
6.51%, 03/07/2022(c)		2,760	2,986	5.25%, 11/15/2024		2,550	1,989
8.15%, 04/11/2018(c)		2,754	3,002	PTT Exploration & Production PCL
9.25%, 04/23/2019(c)		3,701	4,247	4.88%, 12/29/2049(c),(f),(g)		5,161	5,078
9.25%, 04/23/2019		9,080	10,419	Puma International Financing SA
GeoPark Latin America Ltd Agencia en Chile				6.75%, 02/01/2021(c)		11,117	10,924
7.50%, 02/11/2020(c)		3,038	2,157	QEP Resources Inc
KazMunayGas National Co JSC				5.25%, 05/01/2023		3,050	2,867
6.38%, 04/09/2021(c)		14,765	15,467	Repsol International Finance BV
6.38%, 04/09/2021		14,180	14,854	4.50%, 03/25/2075(g)	EUR	750	740
7.00%, 05/05/2020		3,434	3,658	Rosneft Finance SA
7.00%, 05/05/2020(c)		1,530	1,630	7.25%, 02/02/2020(c)		$2,564	2,785
Keane Group Holdings				Rosneft Oil Co via Rosneft International
8.75%, 08/08/2019(d),(e),(g)		2,202	1,602	Finance Ltd
8.75%, 08/08/2019(d),(e),(g)		6,605	4,805	3.15%, 03/06/2017(c)		8,898	8,868

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Packaging & Containers (continued)
Rosneft Oil Co via Rosneft International				SIG Combibloc Holdings SCA
Finance Ltd (continued)				7.75%, 02/15/2023	EUR	4,000	$4,912
4.20%, 03/06/2022(c)		$4,786	$4,586				$61,395
SandRidge Energy Inc
7.50%, 03/15/2021		3,450	207	Pharmaceuticals - 0.49%
8.75%, 06/01/2020(c)		7,975	2,313	Capsugel SA
				7.00%, PIK 7.75%, 05/15/2019(c),(j)		$6,005	6,050
Seven Generations Energy Ltd
8.25%, 05/15/2020(c)		5,200	5,356	DPx Holdings BV
				7.50%, 02/01/2022(c)		650	658
Sinopec Group Overseas Development 2012
Ltd				Endo Ltd / Endo Finance LLC / Endo Finco
4.88%, 05/17/2042(c)		1,053	1,140	Inc
				6.00%, 07/15/2023(c)		9,560	9,381
State Oil Co of the Azerbaijan Republic
4.75%, 03/13/2023		10,340	9,292	JLL/Delta Dutch Pledgeco BV
				8.75%, PIK 9.50%, 05/01/2020(c),(j)		7,750	7,672
6.95%, 03/18/2030		8,643	8,232
Teine Energy Ltd				Valeant Pharmaceuticals International Inc
6.88%, 09/30/2022(c)		5,694	5,480	4.50%, 05/15/2023	EUR	4,800	4,370
				Vizient Inc
Ultra Petroleum Corp				10.38%, 03/01/2024 (c)		$21,540	23,263
0.00%, 12/15/2018(b),(c)		8,250	1,238
Unit Corp							$51,394
6.63%, 05/15/2021		9,640	6,531	Pipelines - 0.66%
Whiting Petroleum Corp				Crestwood Midstream Partners LP /
5.75%, 03/15/2021		3,100	2,581	Crestwood Midstream Finance Corp
WPX Energy Inc				6.13%, 03/01/2022		3,847	3,510
5.25%, 01/15/2017		18,085	18,334	6.25%, 04/01/2023(c)		4,175	3,810
YPF SA				DCP Midstream LLC
8.50%, 03/23/2021(c)		4,705	4,917	5.35%, 03/15/2020(c)		665	632
8.50%, 07/28/2025(c)		200	206	Enterprise Products Operating LLC
8.75%, 04/04/2024(c)		9,047	9,454	7.03%, 01/15/2068(g)		5,850	5,996
8.88%, 12/19/2018(c)		3,942	4,231
				Georgian Oil and Gas Corp JSC
Zhaikmunai LLP				6.75%, 04/26/2021(c)		1,525	1,533
6.38%, 02/14/2019(c)		1,318	1,086
				Gibson Energy Inc
7.13%, 11/13/2019(c)		8,760	7,294	6.75%, 07/15/2021(c)		9,350	8,976
			$463,248	Oleoducto Central SA
				4.00%, 05/07/2021(c)		2,264	2,174
Oil & Gas Services - 0.06%
BIBBY Offshore Services PLC				Sabine Pass Liquefaction LLC
7.50%, 06/15/2021	GBP	1,300	1,265	5.63%, 04/15/2023		11,040	10,819
Forum Energy Technologies Inc				5.63%, 03/01/2025		23,190	22,610
6.25%, 10/01/2021		$1,150	1,047	6.25%, 03/15/2022		5,024	5,087
				Southern Gas Corridor CJSC
FTS International Inc				6.88%, 03/24/2026(c)		1,604	1,649
6.25%, 05/01/2022		6,543	1,017
8.13%, 06/15/2020(c),(g)		4,050	2,956	Summit Midstream Holdings LLC / Summit
			$6,285	Midstream Finance Corp
				5.50%, 08/15/2022		2,130	1,725
Packaging & Containers - 0.58%				7.50%, 07/01/2021		786	715
Ardagh Packaging Finance PLC				TransCanada PipeLines Ltd
6.75%, 05/15/2024(d)	EUR	1,800	2,061	6.35%, 05/15/2067(g)		800	550
9.25%, 10/15/2020		2,500	3,006				$69,786
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc				Private Equity - 0.07%
7.25%, 05/15/2024(c),(d),(h)		$4,600	4,600	Icahn Enterprises LP / Icahn Enterprises
Ball Corp				Finance Corp
4.38%, 12/15/2023	EUR	1,500	1,868	5.88%, 02/01/2022		6,500	6,199
Berry Plastics Corp				6.00%, 08/01/2020		1,250	1,247
5.13%, 07/15/2023		$2,700	2,727				$7,446
6.00%, 10/15/2022(c)		6,750	7,054
				Real Estate - 0.27%
Coveris Holdings SA
7.88%, 11/01/2019(c)		1,800	1,728	Deutsche Raststaetten Gruppe IV GmbH
				6.75%, 12/30/2020	EUR	1,000	1,222
Crown European Holdings SA				Greystar Real Estate Partners LLC
3.38%, 05/15/2025	EUR	1,600	1,844	8.25%, 12/01/2022(c)		$2,850	2,964
Horizon Holdings III SASU				IRSA Propiedades Comerciales SA
5.13%, 08/01/2022		1,800	2,169	8.75%, 03/23/2023(c)		1,855	1,950
Novelis Inc				Kennedy-Wilson Inc
8.38%, 12/15/2017		$2,350	2,394	5.88%, 04/01/2024		11,400	11,144
8.75%, 12/15/2020		9,400	9,705	Longfor Properties Co Ltd
OI European Group BV				6.88%, 10/18/2019		2,730	2,853
6.75%, 09/15/2020	EUR	1,800	2,432	MAF Global Securities Ltd
Reynolds Group Issuer Inc / Reynolds Group				7.13%, 10/29/2049(f),(g)		8,124	8,525
Issuer LLC / Reynolds Group Issuer							$28,658
(Luxembourg) S.A.
5.75%, 10/15/2020		$8,650	8,974	Regional Authority - 0.10%
6.88%, 02/15/2021(g)		5,700	5,921	Brazil Loan Trust 1
				5.48%, 07/24/2023(c)		4,482	4,078

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Regional Authority (continued)				Software - 1.40%
Provincia de Buenos Aires/Argentina				Aspect Software Inc
9.38%, 09/14/2018		$6,455	$6,891	0.00%, 05/15/2017(b),(e)		$10,501	$630
			$10,969	Change Healthcare Holdings Inc
				6.00%, 02/15/2021(c)		10,600	10,706
REITS- 0.41%				Ensemble S Merger Sub Inc
Equinix Inc				9.00%, 09/30/2023(c)		8,500	8,436
5.38%, 01/01/2022		3,515	3,673	Epicor / Eagle Parent 2L Note
5.38%, 04/01/2023		3,000	3,135	9.25%, 06/01/2023(d),(g)		15,000	14,002
ESH Hospitality Inc
5.25%, 05/01/2025(c)		8,850	8,728	First Data Corp
				5.00%, 01/15/2024(c)		9,950	10,049
GEO Group Inc/The				5.38%, 08/15/2023(c)		3,450	3,566
5.88%, 10/15/2024		5,200	5,304	5.75%, 01/15/2024(c)		12,500	12,688
Iron Mountain Inc				7.00%, 12/01/2023(c)		14,030	14,416
6.00%, 10/01/2020(c)		7,400	7,825
				Infor US Inc
MPT Operating Partnership LP / MPT Finance				6.50%, 05/15/2022		24,000	22,152
Corp				Informatica LLC
6.38%, 03/01/2024		8,070	8,595	7.13%, 07/15/2023(c)		9,250	8,996
RHP Hotel Properties LP / RHP Finance				Microsoft Corp
Corp				4.20%, 11/03/2035		2,900	3,161
5.00%, 04/15/2021		6,175	6,376	Nuance Communications Inc
			$43,636	5.38%, 08/15/2020(c)		8,250	8,436
Retail - 1.06%				Open Text Corp
				5.63%, 01/15/2023(c)		10,925	11,198
1011778 BC ULC / New Red Finance Inc
4.63%, 01/15/2022(c)		4,600	4,715	Solera LLC / Solera Finance Inc
6.00%, 04/01/2022(c)		17,990	18,575	10.50%, 03/01/2024 (c)		5,400	5,657
99 Cents Only Stores LLC				SS&C Technologies Holdings Inc
11.00%, 12/15/2019		7,372	3,059	5.88%, 07/15/2023(c)		13,243	13,740
AmeriGas Finance LLC / AmeriGas Finance							$147,833
Corp				Sovereign - 12.53%
7.00%, 05/20/2022		6,290	6,644	1MDB Global Investments Ltd
Carrols Restaurant Group Inc				4.40%, 03/09/2023		15,100	13,274
8.00%, 05/01/2022		2,400	2,586	Abu Dhabi Government International Bond
Douglas GmbH				2.13%, 05/03/2021(c),(h)		3,840	3,819
6.25%, 07/15/2022	EUR	1,000	1,235	3.13%, 05/03/2026(c),(h)		5,710	5,753
Ferrellgas LP / Ferrellgas Finance Corp				Angolan Government International Bond
6.50%, 05/01/2021		$500	476	9.50%, 11/12/2025(c)		23,728	23,166
6.75%, 01/15/2022		3,400	3,255	9.50%, 11/12/2025		4,358	4,255
6.75%, 06/15/2023(c)		9,900	9,232
				Argentina Bonar Bonds
Group 1 Automotive Inc				7.00%, PIK 7.00%, 04/17/2017(e),(j)		5,005	5,089
5.25%, 12/15/2023(c)		2,750	2,736

Jo-Ann Stores LLC				Argentine Republic Government International
8.13%, 03/15/2019(c)		7,912	7,398	Bond
				0.00%, 12/15/2035(b),(g),(k)		2,850	288
L Brands Inc				0.00%, 12/15/2035(b),(g)	EUR	139,018	16,269
6.88%, 11/01/2035		1,550	1,705	2.26%, 12/31/2038		4,075	2,851
Men's Wearhouse Inc/The				6.88%, 04/22/2021(c)		$3,265	3,363
7.00%, 07/01/2022		2,700	2,362	6.88%, 04/22/2021(c)		9,051	9,323
Nathan's Famous Inc				7.50%, 04/22/2026(c)		6,360	6,455
10.00%, 03/15/2020 (c)		30,360	31,879
				7.50%, 04/22/2026(c)		1,675	1,700
New Look Secured Issuer PLC				7.82%, 12/31/2033	EUR	24,709	28,322
6.50%, 07/01/2022	GBP	1,000	1,417	7.82%, 12/31/2033		14,281	16,205
NPC International Inc / NPC Quality Burgers				Bahrain Government International Bond
Inc / NPC Operating Co B Inc				6.00%, 09/19/2044(c)		$4,945	3,958
10.50%, 01/15/2020		$4,600	4,801	7.00%, 01/26/2026(c)		4,507	4,514
Pizzaexpress Financing 2 PLC				Brazil Minas SPE via State of Minas Gerais
6.63%, 08/01/2021	GBP	1,000	1,482	5.33%, 02/15/2028(g)		13,328	11,462
Stonegate Pub Co Financing PLC				Brazil Notas do Tesouro Nacional Serie F
5.75%, 04/15/2019		1,000	1,463	10.00%, PIK 10.00%, 01/01/2025(j)	BRL	48,492	12,370
Suburban Propane Partners LP/Suburban				10.00%, PIK 10.00%, 01/01/2018(j)		24,946	6,974
Energy Finance Corp				Brazilian Government International Bond
5.50%, 06/01/2024		$6,400	6,323	4.25%, 01/07/2025		$2,062	1,918
5.75%, 03/01/2025		350	345	5.00%, 01/27/2045		16,041	12,953
			$111,688	5.63%, 01/07/2041		4,600	4,037
Semiconductors - 0.15%				6.00%, 04/07/2026		8,275	8,536
Micron Technology Inc				7.13%, 01/20/2037		10,170	10,526
5.63%, 01/15/2026(c)		2,400	1,896	7.13%, 01/20/2037		8,555	8,854
7.50%, 09/15/2023(c)		5,185	5,366	8.25%, 01/20/2034		6,200	7,146
Sensata Technologies UK Financing Co plc				Colombia Government International Bond
6.25%, 02/15/2026(c)		7,800	8,327	4.00%, 02/26/2024		5,270	5,296
			$15,589	4.38%, 07/12/2021		4,000	4,180
				5.00%, 06/15/2045		6,750	6,429
				5.63%, 02/26/2044		6,291	6,417
				6.13%, 01/18/2041		2,000	2,145

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Colombia Government International					Indonesia Government International
Bond (continued)					Bond (continued)
7.38%, 09/18/2037		$1,856	$ 2,241		5.25%, 01/17/2042		$4,075	$4,174
8.13%, 05/21/2024		1,500	1,892		5.38%, 10/17/2023(c)		1,900	2,109
8.13%, 05/21/2024		4,115	5,191		5.88%, 01/15/2024(c)		9,949	11,322
11.75%, 02/25/2020		2,082	2,722		6.63%, 02/17/2037		2,955	3,498
10.38%, 01/28/2033		5,359	7,797		6.75%, 01/15/2044(c)		2,937	3,597
Colombian TES					7.75%, 01/17/2038		2,353	3,080
7.00%, 05/04/2022	COP	26,450,000	8,939		8.50%, 10/12/2035		5,482	7,619
Costa Rica Government International Bond					Indonesia Treasury Bond
4.25%, 01/26/2023		$19,913	18,420		8.25%, 05/15/2036	IDR	91,400,000	7,174
4.38%, 04/30/2025(c)		8,546	7,606		8.38%, 09/15/2026		104,714,000	8,308
7.00%, 04/04/2044(c)		6,379	5,916		Iraq International Bond
7.16%, 03/12/2045		11,390	10,621		5.80%, 01/15/2028(e)		$18,724	13,296
7.16%, 03/12/2045(c)		3,780	3,525		Ivory Coast Government International Bond
Croatia Government International Bond					5.38%, 07/23/2024(c)		1,872	1,736
3.88%, 05/30/2022	EUR	3,500	4,118		5.38%, 07/23/2024		1,000	927
5.50%, 04/04/2023(c)		$4,487	4,756		5.75%, 12/31/2032(g)		39,852	36,270
5.50%, 04/04/2023		4,694	4,976		6.38%, 03/03/2028(c)		7,244	6,883
6.00%, 01/26/2024(c)		8,328	9,109		6.38%, 03/03/2028(c)		3,750	3,563
6.38%, 03/24/2021(c)		8,939	9,784		Jamaica Government International Bond
6.75%, 11/05/2019(c)		6,205	6,811		6.75%, 04/28/2028		49	50
6.75%, 11/05/2019		7,609	8,352		7.63%, 07/09/2025		11,175	12,293
Dominican Republic International Bond					7.88%, 07/28/2045		6,890	7,166
5.50%, 01/27/2025		2,533	2,533		10.63%, 06/20/2017		1,000	1,080
5.88%, 04/18/2024(c)		20,294	20,903		Kazakhstan Government International Bond
6.60%, 01/28/2024		8,380	8,967		6.50%, 07/21/2045(c)		4,225	4,610
6.85%, 01/27/2045		400	400		Kenya Government International Bond
7.45%, 04/30/2044(c)		12,877	13,650		5.88%, 06/24/2019(c)		6,527	6,448
7.50%, 05/06/2021(c)		2,600	2,847		6.88%, 06/24/2024		2,434	2,288
9.04%, 01/23/2018(c)		2,903	3,055		6.88%, 06/24/2024(c)		10,754	10,110
Egypt Government International Bond					Lithuania Government International Bond
5.88%, 06/11/2025(c)		12,511	11,200		6.13%, 03/09/2021(c)		4,990	5,787
6.88%, 04/30/2040(c)		2,250	1,935		Mexican Bonos
El Salvador Government International Bond					5.75%, 03/05/2026(g)	MXN	130,000	7,499
5.88%, 01/30/2025		2,041	1,806		6.50%, 06/09/2022(g)		95,500	5,841
5.88%, 01/30/2025(c)		5,190	4,593		7.75%, 05/29/2031(g)		153,200	10,150
6.38%, 01/18/2027(c)		2,705	2,380		8.50%, 12/13/2018(g)		110,970	7,062
7.38%, 12/01/2019		7,705	7,724		Mexico Government International Bond
7.65%, 06/15/2035		14,298	12,832		3.60%, 01/30/2025		$7,866	7,994
7.75%, 01/24/2023		7,288	7,324		4.00%, 10/02/2023		21,354	22,368
8.25%, 04/10/2032		4,231	4,157		4.13%, 01/21/2026		23,361	24,530
Ethiopia International Bond					4.60%, 01/23/2046		1,861	1,840
6.63%, 12/11/2024(c)		6,391	5,801		4.75%, 03/08/2044		3,871	3,910
Export Credit Bank of Turkey					4.75%, 03/08/2044		7,060	7,131
5.38%, 11/04/2016(c)		250	254		6.05%, 01/11/2040		690	818
5.38%, 02/08/2021(c)		3,180	3,268		Montenegro Government International Bond
Gabon Government International Bond					5.75%, 03/10/2021(c)	EUR	3,528	4,050
6.38%, 12/12/2024(c)		10,108	8,830		Morocco Government International Bond
6.38%, 12/12/2024		2,762	2,413		4.25%, 12/11/2022(c)		$3,589	3,710
6.95%, 06/16/2025(c)		5,770	5,045		Mozambique International Bond
Georgia Government International Bond					10.50%, 01/18/2023 (c)		1,871	1,525
6.88%, 04/12/2021(c)		4,410	4,857		Namibia International Bonds
Ghana Government International Bond					5.25%, 10/29/2025(c)		7,615	7,484
7.88%, 08/07/2023		4,080	3,255		Nigeria Government International Bond
8.13%, 01/18/2026(c)		3,691	2,917		6.38%, 07/12/2023		1,653	1,541
8.13%, 01/18/2026		1,761	1,392		6.38%, 07/12/2023(c)		2,325	2,167
10.75%, 10/14/2030 (c)		9,690	9,533		6.75%, 01/28/2021		3,915	3,818
Hungary Government Bond					Panama Government International Bond
3.50%, 06/24/2020	HUF	1,550,800	6,039		3.75%, 03/16/2025		2,350	2,421
Hungary Government International Bond					3.88%, 03/17/2028		3,850	3,946
5.38%, 02/21/2023		$1,108	1,221		4.30%, 04/29/2053		2,665	2,562
5.38%, 03/25/2024		4,054	4,505		6.70%, 01/26/2036		2,716	3,476
5.75%, 11/22/2023		567	641		8.13%, 04/28/2034		9,109	12,570
6.38%, 03/29/2021		18,139	20,651		8.88%, 09/30/2027		2,019	2,902
Indonesia Government International Bond					9.38%, 04/01/2029		5,795	8,678
3.38%, 04/15/2023(c)		5,775	5,718		Panama Notas del Tesoro
4.13%, 01/15/2025		11,068	11,284		4.88%, 02/05/2021		5,853	6,222
4.75%, 01/08/2026(c)		6,995	7,433		Paraguay Government International Bond
4.88%, 05/05/2021		3,005	3,256		4.63%, 01/25/2023(c)		3,834	3,920
5.13%, 01/15/2045(c)		3,200	3,247		6.10%, 08/11/2044(c)		3,367	3,434
5.25%, 01/17/2042(c)		2,000	2,048

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Perusahaan Penerbit SBSN Indonesia III					Turkey Government International
4.35%, 09/10/2024(c)		$835	$ 853		Bond (continued)
4.55%, 03/29/2026(c)		3,185	3,263		7.00%, 06/05/2020		$3,924	$4,461
Peruvian Government International Bond					7.38%, 02/05/2025		8,012	9,715
5.63%, 11/18/2050		2,004	2,320		8.00%, 02/14/2034		6,768	8,928
6.55%, 03/14/2037		1,109	1,422		Ukraine Government International Bond
8.75%, 11/21/2033		1,575	2,390		7.75%, 09/01/2019(c)		3,862	3,728
Philippine Government International Bond					7.75%, 09/01/2020		2,295	2,201
4.95%, 01/15/2021	PHP	67,000	1,483		7.75%, 09/01/2020(c)		4,143	3,974
6.25%, 01/14/2036		70,000	1,675		7.75%, 09/01/2021		5,860	5,604
Poland Government Bond					7.75%, 09/01/2022(c)		14,479	13,822
1.50%, 04/25/2020	PLN	13,091	3,360		7.75%, 09/01/2023(c)		4,382	4,162
3.25%, 07/25/2025		11,850	3,186		7.75%, 09/01/2024(c)		5,743	5,443
Poland Government International Bond					7.75%, 09/01/2025(c)		7,861	7,384
3.00%, 03/17/2023		$2,346	2,367		7.75%, 09/01/2026(c)		1,103	1,026
4.00%, 01/22/2024		2,938	3,139		Ukreximbank Via Biz Finance PLC
5.00%, 03/23/2022		9,616	10,758		9.63%, 04/27/2022		3,875	3,585
Republic of Angola Via Northern Lights III					Uruguay Government International Bond
BV					4.38%, 10/27/2027		845	869
7.00%, 08/16/2019		7,591	7,639		Venezuela Government International Bond
Republic of Azerbaijan International Bond					7.65%, 04/21/2025		8,614	3,133
4.75%, 03/18/2024(c)		12,718	12,339		8.25%, 10/13/2024		3,283	1,227
Republic of Cameroon International Bond					8.25%, 10/13/2024		10,805	4,038
9.50%, 11/19/2025(c)		1,602	1,568		9.38%, 01/13/2034		2,636	1,015
Romania Government Bond					13.63%, 08/15/2018 (e)		6,000	3,648
5.95%, 06/11/2021	RON	20,750	6,096		11.95%, 08/05/2031		5,140	2,185
Romanian Government International Bond					Zambia Government International Bond
4.38%, 08/22/2023		$1,044	1,109		5.38%, 09/20/2022		10,216	7,597
Russian Federal Bond - OFZ					8.50%, 04/14/2024(c)		2,690	2,220
7.00%, 08/16/2023	RUB	405,100	5,685		8.97%, 07/30/2027		5,062	4,176
7.05%, 01/19/2028(g)		390,279	5,302		8.97%, 07/30/2027(c)		6,981	5,759
Russian Foreign Bond - Eurobond								$1,324,533
4.50%, 04/04/2022		$200	208
4.88%, 09/16/2023		10,800	11,495		Supranational Bank - 0.31%
5.00%, 04/29/2020		5,000	5,287		African Export-Import Bank
5.63%, 04/04/2042		16,200	17,038		3.88%, 06/04/2018		3,600	3,631
					Banque Ouest Africaine de Developpement
Serbia International Bond					5.50%, 05/06/2021(c),(d),(h)		4,000	3,957
4.88%, 02/25/2020		6,749	6,910
5.88%, 12/03/2018		1,014	1,069		Black Sea Trade & Development Bank
					4.88%, 05/06/2021(c),(d),(h)		2,570	2,596
5.88%, 12/03/2018(c)		9,469	9,981
7.25%, 09/28/2021		3,811	4,317		Eastern and Southern African Trade and
7.25%, 09/28/2021(c)		4,930	5,585		Development Bank
Slovakia Government International Bond					6.38%, 12/06/2018		3,270	3,323
4.38%, 05/21/2022(c)		848	961		European Bank for Reconstruction &
Slovenia Government International Bond					Development
5.25%, 02/18/2024(c)		6,975	7,829		5.63%, 03/15/2017	INR	130,000	1,943
5.50%, 10/26/2022(c)		4,660	5,261		Inter-American Development Bank
South Africa Government Bond					7.25%, 07/17/2017	IDR	75,700,000	5,698
8.75%, 01/31/2044	ZAR	97,962	6,228		International Finance Corp
10.50%, 12/21/2026		59,247	4,590		6.45%, 10/30/2018	INR	275,670	4,149
South Africa Government International Bond					7.75%, 12/03/2016		179,000	2,706
4.67%, 01/17/2024		$7,242	7,269		7.80%, 06/03/2019		317,670	4,931
5.88%, 09/16/2025		8,463	9,136					$32,934
Sri Lanka Government International Bond					Telecommunications - 2.59%
5.13%, 04/11/2019(c)		248	247
					Altice Luxembourg SA
5.88%, 07/25/2022(c)		4,760	4,597		7.25%, 05/15/2022	EUR	4,700	5,476
6.13%, 06/03/2025(c)		7,203	6,790
					Avaya Inc
6.25%, 10/04/2020(c)		7,655	7,801		7.00%, 04/01/2019(c)		$5,450	3,474
6.25%, 07/27/2021		15,898	15,958		B Communications Ltd
6.85%, 11/03/2025(c)		3,750	3,692		7.38%, 02/15/2021(c)		5,292	5,729
Turkey Government Bond					Bharti Airtel International Netherlands BV
8.00%, 03/12/2025(g)	TRY	28,717	9,604		5.13%, 03/11/2023(c)		1,823	1,962
10.50%, 01/15/2020 (g)		15,713	5,894
					5.35%, 05/20/2024		1,350	1,463
Turkey Government International Bond					CenturyLink Inc
3.25%, 03/23/2023		$18,514	17,665		5.63%, 04/01/2020		4,825	4,958
4.25%, 04/14/2026		2,970	2,948		5.63%, 04/01/2025		3,000	2,725
4.88%, 04/16/2043		4,503	4,222		7.50%, 04/01/2024		3,850	3,860
5.13%, 03/25/2022		2,948	3,131		Colombia Telecomunicaciones SA ESP
5.63%, 03/30/2021		2,779	3,014		8.50%, 12/29/2049(c),(f),(g)		4,219	3,755
5.75%, 03/22/2024		7,254	7,961		Columbus International Inc
6.63%, 02/17/2045		2,933	3,465		7.38%, 03/30/2021(c)		5,518	5,861
6.88%, 03/17/2036		866	1,032

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Telecommunications (continued)
Comcel Trust via Comunicaciones Celulares				VimpelCom Holdings BV
SA				5.95%, 02/13/2023(c)		$4,464	$4,433
6.88%, 02/06/2024(c)		$4,980	$4,706	7.50%, 03/01/2022(c)		1,438	1,535
CommScope Technologies Finance LLC				Wind Acquisition Finance SA
6.00%, 06/15/2025(c)		19,125	19,603	4.75%, 07/15/2020(c)		5,500	5,250
Digicel Group Ltd				7.00%, 04/23/2021	EUR	3,650	3,835
7.13%, 04/01/2022(c)		19,145	15,579	7.38%, 04/23/2021(c)		$2,445	2,176
8.25%, 09/30/2020(c)		5,286	4,823				$274,010
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023(c)	COP	9,387,000	2,384	Transportation - 0.28%
				BNSF Funding Trust I
Frontier Communications Corp				6.61%, 12/15/2055(g)		4,610	5,186
7.13%, 01/15/2023		$1,700	1,504
8.88%, 09/15/2020(c)		10,125	10,720	CEVA Group PLC
				7.00%, 03/01/2021(c)		4,520	4,136
10.50%, 09/15/2022 (c)		3,500	3,601
				Kazakhstan Temir Zholy Finance BV
GTH Finance BV				6.95%, 07/10/2042(c)		3,451	3,227
6.25%, 04/26/2020(c)		1,245	1,243
7.25%, 04/26/2023(c)		8,640	8,646	Lima Metro Line 2 Finance Ltd
				5.88%, 07/05/2034(c)		1,725	1,770
Hughes Satellite Systems Corp
7.63%, 06/15/2021		11,225	12,488	Pelabuhan Indonesia II PT
				4.25%, 05/05/2025(c)		5,420	5,264
Inmarsat Finance PLC				5.38%, 05/05/2045(c)		3,465	3,118
4.88%, 05/15/2022(c)		2,600	2,470
				Transnet SOC Ltd
Interoute Finco PLC				4.00%, 07/26/2022(c)		3,200	2,927
7.38%, 10/15/2020(c)	EUR	7,700	9,561
Koninklijke KPN NV				XPO Logistics Inc
7.00%, 03/28/2073(c),(g)		$400	428	5.75%, 06/15/2021	EUR	3,675	4,146
Level 3 Financing Inc							$29,774
5.13%, 05/01/2023		4,900	4,986	TOTAL BONDS			$7,036,552
5.25%, 03/15/2026(c)		4,500	4,567		Principal
5.38%, 08/15/2022		2,000	2,045	CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
6.13%, 01/15/2021		4,700	4,923	Banks- 0.01%
Matterhorn Telecom Holding SA				ING Groep NV
4.88%, 05/01/2023	EUR	4,595	4,914	6.50%, 12/29/2049(f),(g)		$1,000	921
Millicom International Cellular SA
6.00%, 03/15/2025		$4,150	3,974
6.63%, 10/15/2021(c)		3,631	3,676	Mining - 0.02%
Oi Brasil Holdings Cooperatief UA				Mirabela Nickel Ltd
5.75%, 02/10/2022(c)		1,190	300	9.50%, PIK 9.50%, 06/24/2019(c),(d),(e),(j)		6,650	1,795
Oi SA
9.75%, 09/15/2016(c)	BRL	6,695	350	TOTAL CONVERTIBLE BONDS			$2,716
Qualitytech LP/QTS Finance Corp					Principal
5.88%, 08/01/2022		$6,170	6,324	CREDIT LINKED STRUCTURED NOTES- 0.03%	Amount (000's) Value (000's)
Sirius XM Canada Holdings Inc
5.63%, 04/23/2021(c)	CAD	3,600	2,812	Sovereign - 0.03%
				Republic of Iraq - Merrill Lynch
Sixsigma Networks Mexico SA de CV				2.59%, 01/07/2028(d),(e),(g)	JPY	536,954	3,113
8.25%, 11/07/2021(c)		$2,421	2,324
Sprint Communications Inc
6.00%, 11/15/2022(e)		900	662	TOTAL CREDIT LINKED STRUCTURED NOTES			$3,113
7.00%, 03/01/2020(c)		3,500	3,592	SENIOR FLOATING RATE INTERESTS - Principal
8.38%, 08/15/2017		11,370	11,597	7.47%	Amount (000's) Value (000's)
9.00%, 11/15/2018(c)		3,950	4,177	Agriculture - 0.20%
9.13%, 03/01/2017		2,100	2,166	North Atlantic Trading Co Inc, Term Loan B
Sprint Corp				7.78%, 01/13/2020(g)		$7,069	$6,954
7.25%, 09/15/2021		4,100	3,310	NVA Holdings Inc/United States, Term Loan
7.63%, 02/15/2025		650	490	8.00%, 08/08/2022(g)		6,521	6,347
7.88%, 09/15/2023		2,100	1,638	8.00%, 08/08/2022(g)		7,639	7,436
TBG Global Pte Ltd							$20,737
4.63%, 04/03/2018(c)		1,815	1,836
Telecom Italia SpA/Milano				Automobile Manufacturers - 0.03%
3.25%, 01/16/2023	EUR	3,500	4,311	Navistar Inc, Term Loan B
				6.50%, 08/07/2020(g)		3,591	3,376
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022(c)		$675	665
Telefonica Europe BV				Automobile Parts & Equipment - 0.09%
4.20%, 12/29/2049(f),(g)	EUR	3,400	3,850
				BBB Industries US Holdings Inc, Term Loan
T-Mobile USA Inc				B
6.00%, 03/01/2023		$7,810	8,201	6.00%, 10/15/2021(g)		2,179	2,174
6.00%, 04/15/2024		13,650	14,282	Mavis Tire Supply LLC, Term Loan
6.46%, 04/28/2019		1,280	1,306	6.25%, 10/31/2020(d),(e),(g)		7,096	6,990
6.50%, 01/15/2026		9,800	10,388				$9,164
Turk Telekomunikasyon AS
4.88%, 06/19/2024(c)		1,990	1,966
ViaSat Inc
6.88%, 06/15/2020		4,000	4,130

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Beverages - 0.01%				Entertainment - 0.29%
Arctic Glacier USA Inc, Term Loan B				Amaya Holdings BV, Term Loan
6.00%, 05/10/2019(g)		$1,247	$1,191	5.00%, 08/01/2021(g)		$9,950	$9,509
				Cyan Blue Holdco 3 Ltd, Term Loan
				6.41%, 02/09/2022(g)	GBP	7,700	11,246

Building Materials - 0.04%				Delta 2 Lux Sarl, Term Loan B
GYP Holdings III Corp, Term Loan B				7.75%, 07/29/2022(g)		$10,260	9,639
4.75%, 03/26/2021(g)		4,704	4,484
							$30,394

Chemicals - 0.12%				Environmental Control - 0.13%
PQ Corp, Term Loan				Infiltrator Systems Integrated LLC, Term
0.00%, 10/27/2022(g),(l)		1,450	1,457	Loan
				9.75%, 05/19/2023(e),(g)		14,000	13,720
Road Infrastructure Investment LLC, Term
Loan
7.75%, 09/21/2021(e),(g)		440	414	Food- 0.27%
Royal Holdings Inc/IN, Term Loan				AdvancePierre Foods Inc, Term Loan
8.50%, 06/12/2023(e),(g)		11,870	11,207	9.50%, 10/02/2017(g)		10,081	10,048
			$13,078	Albertsons LLC, Term Loan B4
				5.50%, 08/11/2021(g)		4,433	4,445

Commercial Services - 0.24%				American Seafoods Group LLC, Term Loan
Acosta Holdco Inc, Term Loan B				6.00%, 08/04/2021(e),(g)		3,259	3,153
4.25%, 09/26/2021(g)		891	881
				CTI Foods Holding Co LLC, Term Loan
Busy Bees Group Ltd, Term Loan				8.25%, 06/14/2019(g)		3,360	3,091
5.19%, 04/29/2022(g)	GBP	1,200	1,731
				Milk Specialties Co, Term Loan B
Concentra Inc, Term Loan B				8.25%, 11/07/2018(g)		8,159	8,148
9.00%, 04/22/2023(g)		$10,200	9,945
9.00%, 04/22/2023(g)		7,220	7,040				$28,885
Lineage Logistics LLC, Term Loan B				Healthcare - Products - 0.15%
4.50%, 03/31/2021(g)		1,658	1,526	CareCore National LLC, Term Loan
Washington Inventory Service, Term Loan				5.50%, 02/12/2021(g)		4,743	4,393
10.25%, 06/18/2019 (e),(g)		6,800	4,420	5.50%, 02/12/2021(g)		11,970	11,087
			$25,543

Computers - 0.04%				Healthcare - Services - 1.02%
Expert Global Solutions Inc/Georgia, Term				Affordable Care Holding Corp, Term Loan
Loan B				5.75%, 10/22/2020(g)		3,591	3,573
8.50%, 04/02/2018(g)		4,379	4,324	HC Group Holdings III Inc, Term Loan B
				6.00%, 03/25/2022(g)		8,896	8,930
				Heartland Dental LLC, Term Loan
Distribution & Wholesale - 0.18%				5.50%, 12/21/2018(g)		16,132	15,940
Foundation Building Materials LLC, Term				9.75%, 06/20/2019(g)		21,740	20,599
Loan
7.25%, 10/07/2022(g)		2,793	2,657	Opal Acquisition Inc, Term Loan B
				5.00%, 11/20/2020(g)		15,432	13,503
11.50%, 10/06/2023 (e),(g)		14,370	13,364
				US Renal Care Inc, Term Loan
HBC Holdings LLC, Term Loan B				9.00%, 11/17/2023(g)		16,400	16,400
6.75%, 09/30/2019(d),(e),(g)		3,448	3,344
				9.00%, 11/17/2023(g)		29,340	29,340
			$19,365
							$108,285
Diversified Financial Services - 0.24%
				Holding Companies - Diversified - 0.07%
Connolly Corp, Term Loan
8.00%, 05/13/2022(g)		24,260	23,290	Spirit Retail Bidco Ltd, Term Loan
				4.63%, 06/30/2021(d),(e),(g)		7,730	7,575
LPL Holdings Inc, Term Loan B
4.75%, 11/10/2022(g)		1,895	1,876
			$25,166	Home Furnishings - 0.00%
				Targus Group International Inc, PIK Term
Electric - 0.08%				Loan
Invenergy Thermal Operating I LLC, Term				14.79%, PIK 5.78%, 12/31/2019 (d),(g),(j)		232	341
Loan B				14.79%, PIK 5.65%, 12/31/2019 (d),(g),(j)		77	113
6.50%, 10/05/2022(g)		6,169	5,799
				Targus Group International Inc, PIK Term
Panda Liberty LLC, Term Loan B1				Loan B
7.50%, 08/21/2020(g)		2,300	2,231
				0.00%, 05/24/2016(b),(d),(e),(g)		878	—
			$8,030				$454

Electronics - 0.23%				Insurance - 0.72%
CPI Buyer LLC, Term Loan
8.50%, 07/18/2022(e),(g)		10,160	9,449	AssuredPartners Inc, Term Loan
				5.75%, 10/14/2022(g)		4,011	3,996
Linxens France SA, Term Loan				Asurion LLC, Term Loan
9.50%, 07/31/2023(e),(g)		15,795	14,729
				8.50%, 02/19/2021(g)		21,950	21,041
			$24,178	8.50%, 02/19/2021(g)		40,904	39,209
Engineering & Construction - 0.01%				Asurion LLC, Term Loan B
NANA Development Corp, Term Loan B				5.00%, 08/04/2022(g)		7,227	7,174
8.00%, 03/13/2018(e),(g)		600	552	Hyperion Insurance Group Ltd, Term Loan B
				5.50%, 03/26/2022(g)		5,003	4,932
							$76,352

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Internet - 0.49%				Oil & Gas Services (continued)
Accuvant Inc, Term Loan				Panda Temple Power II LLC, Term Loan B
10.00%, 01/30/2023 (g)		$27,705	$26,089	7.25%, 04/03/2019(g)	$848	$759
Accuvant Inc, Term Loan B						$2,535
6.25%, 01/28/2022(g)		3,960	3,903
Active Network Inc/The, Term Loan B				Packaging & Containers - 0.24%
5.50%, 11/06/2020(g)		1,568	1,490	Berlin Packaging LLC, Term Loan
				7.75%, 09/23/2022(g)	17,050	16,112
EIG Investors Corp, Term Loan B
6.48%, 11/09/2019(e),(g)		3,562	3,416	FPC Holdings Inc, Term Loan
				9.25%, 05/15/2020(e),(g)	9,400	6,580
ProQuest LLC, Term Loan B
5.75%, 09/24/2021(g)		3,465	3,346	Prolampac Intermediate Inc, Term Loan B
				5.75%, 08/06/2022(g)	2,992	2,962
Severin Acquisition LLC, Term Loan
5.87%, 07/29/2021(d),(e),(g)		2,637	2,610			$25,654
TCH-2 Holdings LLC, Term Loan				Pharmaceuticals - 0.43%
8.75%, 11/06/2021(e),(g)		4,700	4,136
				9089969 Canada Inc, Term Loan A2
TIBCO Software Inc, Term Loan B				6.00%, 12/23/2021(g)	908	899
6.50%, 11/25/2020(g)		7,426	6,680
				BioScrip Inc, Delay-Draw Term Loan B-DD
			$51,670	6.50%, 07/22/2020(g)	5,748	5,259
Leisure Products & Services - 0.12%				BioScrip Inc, Term Loan B
				6.50%, 06/05/2020(g)	9,580	8,766
Equinox Holdings Inc, Term Loan
9.75%, 05/16/2020(g)		12,500	12,441	Genoa a QoL Healthcare Co LLC, Term
				Loan
Fitness & Sports Clubs LLC, Term Loan B				8.75%, 04/28/2023(g)	13,076	12,422
5.53%, 06/24/2020(g)		150	147
				Lanai Holdings III Inc, Term Loan
			$12,588	8.75%, 08/14/2023(e),(g)	16,800	16,464
Lodging - 0.18%				Nellson Nutraceutical LLC, Term Loan A1
Parq Holdings LP, Term Loan				6.00%, 12/23/2021(g)	1,463	1,448
8.50%, 12/04/2020(g)		19,771	18,782			$45,258

				Retail - 0.39%
Machinery - Diversified - 0.16%				99 Cents Only Stores LLC, Term Loan B2
CPM Holdings Inc, Term Loan				4.50%, 01/11/2019(g)	8,089	4,974
10.25%, 12/02/2022 (e),(g)		15,470	14,542	Belk Inc, Term Loan B
CPM Holdings Inc, Term Loan B				5.75%, 11/18/2022(g)	5,700	5,073
6.00%, 04/01/2022(g)		2,554	2,534	Mattress Holding Corp, Term Loan B
			$17,076	6.25%, 10/01/2021(g)	1,146	1,144
				Nautilus Merger Sub Inc, Term Loan
Media- 0.07%				6.75%, 03/11/2022(g)	13,312	11,947
Cengage Learning Acquisitions Inc, Term

Loan EXIT				PET Acquisition Merger Sub LLC, Term Loan
7.00%, 03/06/2020(g)		4,618	4,590	B1
				5.75%, 01/15/2023(g)	5,087	5,116
Numericable US LLC, Term Loan B
5.00%, 01/08/2024(g)		2,500	2,509	PET Acquisition Merger Sub LLC, Term Loan
				B2
			$7,099	5.64%, 01/15/2023(g)	1,696	1,703
Metal Fabrication & Hardware - 0.00%				Sears Roebuck Acceptance Corp, Term Loan
Doncasters US Finance LLC, Term Loan				B
9.50%, 10/28/2020(g)		270	253	5.50%, 06/30/2018(g)	11,375	10,877
						$40,834

Mining - 0.02%				Semiconductors - 0.06%
Chemstralia Pty Ltd, Term Loan B				Avago Technologies Cayman Finance Ltd,
7.25%, 02/09/2022(g)		2,477	2,428	Term Loan B1
				4.25%, 11/11/2022(g)	1,000	1,000
				4.25%, 11/11/2022(g)	4,200	4,201
Miscellaneous Manufacturers - 0.09%
				Micron Technology Inc, Term Loan B
Survitec Group Ltd, Term Loan				8.14%, 04/15/2022(g)	1,000	1,003
5.26%, 02/24/2022(g)	GBP	1,100	1,558
UTEX Industries Inc, Term Loan						$6,204
8.25%, 05/16/2022(e),(g)		$8,890	5,067	Software - 0.64%
UTEX Industries Inc, Term Loan B				Advanced Computer Software Group PLC,
5.00%, 05/14/2021(g)		3,341	2,572	Term Loan
			$9,197	10.50%, 01/30/2023 (g)	5,100	4,705
				Air Newco LLC, Term Loan B
Oil & Gas - 0.02%				6.50%, 01/28/2022(g)	4,554	4,372
Petrochoice Holdings Inc, Term Loan
6.00%, 07/30/2022(g)		2,488	2,463	Aspect Software Inc, Term Loan B
				9.50%, 05/07/2016(g)	3,904	3,840
				Compuware Corp, Term Loan B1
Oil & Gas Services - 0.02%				6.25%, 12/11/2019(g)	1,549	1,508
FTS International Inc, Term Loan				Evergreen Skills Lux Sarl, Term Loan
5.75%, 04/09/2021(g)		1,300	241	0.00%, 04/23/2021(g),(l)	3,571	3,125
McJunkin Red Man Corp, Term Loan B				9.25%, 04/28/2022(g)	15,677	9,720
4.75%, 11/08/2019(g)		1,584	1,535	Infor US Inc, Term Loan B3
				3.75%, 06/03/2020(g)	297	291

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(e)	Security is Illiquid. At the end of the period, the value of these securities
(continued)	Amount (000's)	Value (000's)		totaled $342,404 or 3.24% of net assets.
			(f)	Perpetual security. Perpetual securities pay an indefinite stream of
Software (continued)				interest, but they may be called by the issuer at an earlier date.
Infor US Inc, Term Loan B5			(g)	Variable Rate. Rate shown is in effect at April 30, 2016.
3.75%, 06/03/2020(g)	$475	$463
			(h)	Security purchased on a when-issued basis.
Informatica LLC, Term Loan B			(i)	Security is an Interest Only Strip.
4.25%, 06/03/2022(g)	1,990	1,955
			(j)	Payment in kind; the issuer has the option of paying additional securities
MA FinanceCo LLC, Term Loan B				in lieu of cash.
5.26%, 10/07/2021(g)	1,527	1,523
			(k)	Security is a Principal Only Strip.
Magic Newco LLC, Term Loan			(l)	This Senior Floating Rate Note will settle after April 30, 2016, at which
12.00%, 12/06/2019 (g)	10,000	10,437		time the interest rate will be determined.

Nathan Merger Co, Term Loan
5.75%, 04/05/2023(g)	3,200	3,204
SolarWinds Holdings Inc, Term Loan
6.50%, 02/01/2023(g)	2,200	2,198
6.50%, 02/01/2023(g)	8,600	8,594
Solera LLC, Term Loan B
5.75%, 02/28/2023(g)	6,450	6,474
5.75%, 02/28/2023(g)	5,200	5,220
		$67,629

Sovereign - 0.10%
Brazil ECA, Term Loan A
6.25%, 01/10/2018(d),(g)	10,000	10,041

Storage & Warehousing - 0.03%
Americold Realty Trust Inc, Term Loan
6.50%, 11/03/2022(g)	2,993	3,007

Telecommunications - 0.17%
Avaya Inc, Term Loan B6
6.50%, 03/31/2018(g)	3,276	2,174
Avaya Inc, Term Loan B7
6.25%, 04/30/2020(g)	6,929	4,348
Gogo Intermediate Holdings LLC, Term Loan
B1
11.25%, 06/21/2017 (e),(g)	4,052	4,093
Gogo Intermediate Holdings LLC, Term Loan
B2
7.50%, 03/21/2018(e),(g)	1,334	1,287
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	5,947	5,888
		$17,790

Transportation - 0.08%
CEVA Group PLC, SYNTH LOC
6.50%, 03/19/2021(g)	559	487
CEVA Group PLC, Term Loan
6.50%, 03/12/2021(g)	796	695
6.50%, 03/19/2021(g)	100	87
CEVA Intercompany BV, Term Loan
6.50%, 03/19/2021(g)	577	504
SIRVA Worldwide Inc, Term Loan
7.50%, 03/22/2019(e),(g)	6,739	6,368
		$8,141
TOTAL SENIOR FLOATING RATE INTERESTS $		788,982
TOTAL PURCHASED OPTIONS - 0.02%		$1,922
Total Investments		$10,451,739
Other Assets and Liabilities - 1.15%		$121,084
TOTAL NET ASSETS - 100.00%		$10,572,823

(a)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $438,415 or 4.15% of net assets.
(b) Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,443,971 or 32.57% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$127,926 or 1.21% of net assets.

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2016 (unaudited)

Portfolio Summary (unaudited)

Country	Percent
United States	62.41%
United Kingdom	3.04%
Canada	2.14%
Luxembourg	2.09%
Mexico	2.01%
Netherlands	1.99%
France	1.62%
Japan	1.45%
Indonesia	1.16%
Cayman Islands	1.15%
Argentina	1.13%
Brazil	1.10%
Turkey	0.99%
Germany	0.75%
Colombia	0.75%
Australia	0.71%
South Africa	0.66%
Dominican Republic	0.49%
Kazakhstan	0.49%
Costa Rica	0.48%
Cote d'Ivoire	0.47%
Venezuela	0.47%
Croatia	0.47%
Ukraine	0.46%
Chile	0.45%
Ireland	0.44%
Panama	0.44%
Hong Kong	0.43%
Russian Federation	0.43%
Jersey, Channel Islands	0.41%
Spain	0.40%
Bermuda	0.38%
El Salvador	0.38%
Sri Lanka	0.36%
Italy	0.32%
Hungary	0.32%
Supranational	0.31%
Azerbaijan	0.31%
Angola	0.26%
Serbia	0.26%
Singapore	0.24%
Virgin Islands, British	0.24%
Poland	0.21%
Jamaica	0.20%
China	0.20%
Switzerland	0.19%
Sweden	0.19%
Zambia	0.18%
Kenya	0.18%
Ghana	0.16%
Iraq	0.16%
Gabon	0.15%
Marshall Islands	0.14%
Malaysia	0.14%
Taiwan, Province Of China	0.13%
Egypt	0.13%
Slovenia	0.12%
Peru	0.11%
Norway	0.11%
Finland	0.09%
United Arab Emirates	0.09%
Bahrain	0.08%
Paraguay	0.08%
Israel	0.08%
Romania	0.07%
Nigeria	0.07%
Namibia	0.07%
Georgia	0.06%
Korea, Republic Of	0.05%
Morocco	0.05%
Barbados	0.05%
Thailand	0.05%
Ethiopia	0.05%
Lithuania	0.05%

Portfolio Summary (unaudited) (continued)

Country	Percent
India	0.04%
Montenegro	0.04%
Guernsey	0.04%
Austria	0.03%
Belgium	0.03%
Philippines	0.03%
Denmark	0.02%
Purchased Options	0.02%
Cameroon	0.01%
Trinidad And Tobago	0.01%
Uruguay	0.01%
Mozambique	0.01%
Slovakia	0.01%
New Zealand	0.00%
Other Assets and Liabilities	1.15%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of April	Receive	Expiration	Notional Amount	Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	30, 2016 (c)	Fixed Rate	Date	(a)	Paid/(Received)	(Depreciation)		Asset	Liability
Credit Suisse	Petroleos de	74.97%	5.00%	06/20/2016	$20,000	$(513)	$(976)	$	— $	(1,489)
	Venezuela SA
JPMorgan Chase	Mexico Government	2.28%	1.00%	06/20/2026	5,300	(525)	(53)		—	(578)
	International Bond
Total						$(1,038)	$(1,029)	$	— $	(2,067)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $25,300.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/11/2016	EUR	3,177,000	$3,611	$3,639	$28	$—
Bank of America NA	05/31/2016	GBP	4,255,344	6,159	6,217	58	—
JPMorgan Chase	05/04/2016	EUR	190,609,696	217,187	218,264	1,077	—
JPMorgan Chase	05/06/2016	EUR	105,934,784	120,753	121,310	557	—
JPMorgan Chase	05/06/2016	GBP	37,479,697	54,766	54,763	9	(12)
JPMorgan Chase	05/06/2016	JPY	314,872,800	2,936	2,960	24	—
JPMorgan Chase	05/18/2016	COP	46,428,055,000	16,088	16,269	181	—
JPMorgan Chase	05/31/2016	PLN	20,032,700	5,149	5,250	101	—
JPMorgan Chase	05/31/2016	RUB	311,511,839	4,732	4,772	40	—
JPMorgan Chase	05/31/2016	TRY	27,196,511	9,552	9,654	102	—
JPMorgan Chase	05/31/2016	ZAR	33,532,703	2,306	2,343	37	—
JPMorgan Chase	06/02/2016	BRL	32,154,216	9,019	9,257	238	—
JPMorgan Chase	06/10/2016	EUR	38,928,561	44,621	44,621	—	—
Royal Bank of Scotland PLC	05/11/2016	COP	9,808,640,000	3,160	3,440	280	—
Royal Bank of Scotland PLC	05/18/2016	COP	24,341,958,000	8,100	8,530	430	—
Royal Bank of Scotland PLC	05/31/2016	JPY	709,231,272	6,549	6,671	122	—
Standard Chartered Bank, Hong Kong	05/03/2016	BRL	11,092,492	3,117	3,225	108	—
Standard Chartered Bank, Hong Kong	05/31/2016	MXN	81,559,967	4,733	4,729	—	(4)
Total						$3,392	$(16)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/11/2016	CAD	3,568,000	$2,713	$2,844	$—	$(131)
Bank of America NA	05/11/2016	EUR	20,827,000	23,703	23,853	—	(150)
Bank of America NA	05/11/2016	GBP	10,004,000	14,055	14,617	—	(562)
Bank of America NA	05/31/2016	JPY	684,382,720	6,160	6,438	—	(278)
HSBC Securities Inc	05/03/2016	BRL	11,722,605	3,157	3,408	—	(251)
JPMorgan Chase	05/04/2016	EUR	192,009,249	217,187	219,867	—	(2,680)
JPMorgan Chase	05/06/2016	EUR	106,488,265	121,368	121,944	—	(576)
JPMorgan Chase	05/06/2016	GBP	37,479,697	53,859	54,763	—	(904)
JPMorgan Chase	05/06/2016	JPY	314,872,800	2,802	2,959	—	(157)
JPMorgan Chase	05/18/2016	COP	46,428,055,000	15,401	16,268	—	(867)
JPMorgan Chase	05/18/2016	EUR	191,084,697	217,827	218,884	—	(1,057)
JPMorgan Chase	06/01/2016	HUF	1,602,955,964	5,809	5,887	—	(78)
JPMorgan Chase	06/02/2016	BRL	32,154,216	7,867	9,257	—	(1,390)
JPMorgan Chase	06/10/2016	EUR	60,248,600	68,892	69,059	—	(167)
JPMorgan Chase	06/10/2016	GBP	37,435,200	54,839	54,695	144	—
JPMorgan Chase	06/10/2016	JPY	335,783,500	3,133	3,160	—	(27)
Royal Bank of Scotland PLC	05/31/2016	EUR	18,097,261	20,505	20,737	—	(232)
Royal Bank of Scotland PLC	05/31/2016	GBP	3,018,348	4,402	4,410	—	(8)
Total						$144	$(9,515)

Amounts in thousands except contracts

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,165.00	05/23/2016	236	$38	$13	$(25)
Call - S&P 500 Index	$2,120.00	05/09/2016	623	176	43	(133)
Call - S&P 500 Index	$2,155.00	05/16/2016	411	75	12	(63)
Call - S&P 500 Index	$2,125.00	05/31/2016	636	333	395	62
Put - S&P 500 Index	$2,000.00	05/23/2016	236	175	249	74
Put - S&P 500 Index	$1,980.00	05/09/2016	623	750	58	(692)
Put - S&P 500 Index	$2,005.00	05/16/2016	411	381	279	(102)
Put - S&P 500 Index	$1,995.00	05/31/2016	636	956	873	(83)
Total				$2,884	$1,922	$(962)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Energy Select Sector SPDR Fund	$60.00	05/30/2016	7,001	$(3,479)	$(5,431)	$(1,952)
Call - iShares MSCI EAFE ETF	$53.00	05/23/2016	21,364	(10,104)	(11,762)	(1,658)
Call - iShares MSCI Emerging Markets ETF	$31.00	05/23/2016	17,522	(5,979)	(6,069)	(90)
Call - iShares U.S. Real Estate ETF	$75.00	05/23/2016	14,240	(4,237)	(3,261)	976
Call - NASDAQ-100 Index	$5,105.00	06/20/2016	362	(34)	(3)	31
Call - Philadelphia Gold & Silver Index	$80.00	05/23/2016	933	(198)	(1,287)	(1,089)
Call - S&P 100 Index	$860.00	05/23/2016	1,563	(8,710)	(8,860)	(150)
Call - S&P 500 Index	$2,140.00	05/16/2016	411	(143)	(36)	107
Call - S&P 500 Index	$2,105.00	05/09/2016	623	(335)	(133)	202
Call - S&P 500 Index	$2,110.00	05/31/2016	636	(545)	(649)	(104)
Call - S&P 500 Index	$2,135.00	05/23/2016	236	(134)	(62)	72
Call - S&P 500 Index	$2,250.00	05/23/2016	2,460	(71)	(18)	53
Call - SPDR S&P 500 ETF Trust	$193.00	05/23/2016	4,087	(5,460)	(5,646)	(186)
Call - Utilities Select Sector SPDR Fund	$47.00	05/23/2016	17,771	(3,430)	(3,085)	345
Put - S&P 500 Index	$2,025.00	05/16/2016	411	(500)	(420)	80
Put - S&P 500 Index	$1,995.00	05/09/2016	623	(926)	(98)	828
Put - S&P 500 Index	$2,035.00	05/23/2016	236	(288)	(422)	(134)
Put - S&P 500 Index	$2,010.00	05/31/2016	636	(1,143)	(1,056)	87
Total				$(45,716)	$(48,298)	$(2,582)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Global Real Estate Securities Fund April 30, 2016 (unaudited)

COMMON STOCKS - 99.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction - 0.44%			REITS (continued)
LendLease Group	1,388,502	$13,338	Prologis Inc	1,540,125	$69,937
			Public Storage	201,991	49,449
			Regency Centers Corp	295,380	21,770
Lodging - 1.03%			Rexford Industrial Realty Inc	537,145	10,082
City Developments Ltd	2,537,700	15,697	Saul Centers Inc	211,722	11,259
Hilton Worldwide Holdings Inc	698,100	15,393	Scentre Group	15,774,401	55,992
		$31,090	Segro PLC	5,121,077	31,289
Real Estate - 19.52%			Simon Property Group Inc	1,051,797	211,590
Aeon Mall Co Ltd	1,237,100	17,014	SL Green Realty Corp	572,012	60,107
CapitaLand Ltd	7,168,800	16,513	Spirit Realty Capital Inc	2,366,081	27,044
Castellum AB	1,360,341	21,791	STORE Capital Corp	1,140,681	29,281
CBRE Group Inc (a)	572,110	16,951	Sun Communities Inc	434,480	29,488
Cheung Kong Property Holdings Ltd	7,937,500	54,209	Sunstone Hotel Investors Inc	2,493,390	31,940
China Resources Land Ltd	3,060,000	7,517	Tanger Factory Outlet Centers Inc	250,195	8,777
Dalian Wanda Commercial Properties Co Ltd	3,049,300	19,963	Unibail-Rodamco SE	133,377	35,751
(b),(c)			Vornado Realty Trust	159,561	15,275
Deutsche Wohnen AG	2,360,369	72,374	Welltower Inc	1,311,922	91,074
Fabege AB	1,920,433	32,070	Workspace Group PLC	1,408,523	17,200
Henderson Land Development Co Ltd	4,945,000	30,820			$2,330,381
Mitsui Fudosan Co Ltd	4,056,793	99,077	Software - 0.55%
New World Development Co Ltd	26,088,000	25,945	InterXion Holding NV (a)	490,540	16,619
Sponda OYJ	4,149,416	18,069
Sun Hung Kai Properties Ltd	2,559,577	32,259
TLG Immobilien AG	1,063,617	22,530	Storage & Warehousing - 0.50%
Tokyo Tatemono Co Ltd	1,554,600	20,526	Safestore Holdings PLC	3,005,074	14,898
UNITE Group PLC/The	3,503,778	32,400
Vonovia SE	789,522	26,613	TOTAL COMMON STOCKS		$2,994,017
Wihlborgs Fastigheter AB	1,036,005	21,050	INVESTMENT COMPANIES - 1.03%	Shares Held Value (000's)
		$587,691
			Publicly Traded Investment Fund - 1.03%
REITS - 77.40%			Morgan Stanley Institutional Liquidity Funds -	31,038,402	31,038
Advance Residence Investment Corp	7,607	20,489	Government Portfolio
Alexandria Real Estate Equities Inc	325,490	30,254
American Campus Communities Inc	424,949	19,016	TOTAL INVESTMENT COMPANIES		$31,038
American Tower Corp	226,761	23,783	Total Investments		$3,025,055
Apartment Investment & Management Co	1,016,943	40,739	Other Assets and Liabilities - (0.47)%		$(14,241)
AvalonBay Communities Inc	507,430	89,709	TOTAL NET ASSETS - 100.00%		$3,010,814
Big Yellow Group PLC	993,830	11,707
Boston Properties Inc	638,855	82,323
British Land Co PLC/The	1,180,397	12,420	(a) Non-Income Producing Security
Crown Castle International Corp	371,070	32,239	(b)	Security exempt from registration under Rule 144A of the Securities Act of
CubeSmart	1,818,298	53,840	1933. These securities may be resold in transactions exempt from
DDR Corp	905,477	15,846	registration, normally to qualified institutional buyers. At the end of the
Duke Realty Corp	1,881,745	41,154	period, the value of these securities totaled $19,963 or 0.66% of net assets.
Education Realty Trust Inc	504,302	20,056	(c)	Fair value of these investments is determined in good faith by the Manager
EPR Properties	371,657	24,485	under procedures established and periodically reviewed by the Board of
Equinix Inc	128,050	42,301	Directors. At the end of the period, the fair value of these securities totaled
Equity One Inc	1,169,693	33,102	$19,963 or 0.66% of net assets.
Equity Residential	1,001,896	68,199
Essex Property Trust Inc	369,698	81,500
Extra Space Storage Inc	440,240	37,398
Federal Realty Investment Trust	111,082	16,893	Portfolio Summary (unaudited)
First Industrial Realty Trust Inc	889,444	20,404	Country		Percent
Gecina SA	197,482	28,538	United States		54.35%
General Growth Properties Inc	2,316,239	64,924	Japan		11.83%
Goodman Group	8,674,431	45,193	United Kingdom		6.81%
Great Portland Estates PLC	2,348,653	26,042	Hong Kong		6.54%
Hoshino Resorts REIT Inc	691	8,421	Australia		5.23%
Japan Logistics Fund Inc	10,330	22,934	France		4.97%
Japan Rental Housing Investments Inc	11,001	8,664	Germany		4.04%
Japan Retail Fund Investment Corp	16,763	41,184	Sweden		2.49%
Kenedix Office Investment Corp	2,657	15,557	Spain		1.33%
Kenedix Retail REIT Corp	5,598	14,763	Singapore		1.07%
Kilroy Realty Corp	321,641	20,846	China		0.66%
Klepierre	1,808,581	85,062	Finland		0.60%
Land Securities Group PLC	3,560,381	58,972	Netherlands		0.55%
Link REIT	7,647,000	46,393	Other Assets and Liabilities		(0.47)%
Merlin Properties Socimi SA	3,439,218	40,032	TOTAL NET ASSETS		100.00%
Mirvac Group	30,334,410	42,918
Nomura Real Estate Master Fund Inc	31,861	49,982
Orix JREIT Inc	22,469	37,424
Pebblebrook Hotel Trust	993,951	27,473
Physicians Realty Trust	1,097,445	19,897

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 3.52%		Shares Held Value (000's)				Principal
					BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.52%

Goldman Sachs Financial Square Funds -		56,032,062	$56,032		Commercial Mortgage Backed Securities (continued)

Government Fund					WFRBS Commercial Mortgage Trust 2014-
					C22

TOTAL INVESTMENT COMPANIES			$56,032		4.06%, 09/15/2057(a),(b)	$4,840	$3,521

		Principal			WFRBS Commercial Mortgage Trust 2014-
BONDS- 31.19%		Amount (000's) Value (000's)			C23
					4.52%, 10/15/2057(a)	9,700	10,456

Commercial Mortgage Backed Securities - 11.18%

					WFRBS Commercial Mortgage Trust 2014-LC14

CFCRE Commercial Mortgage Trust 2011-C1					4.34%, 03/15/2047(a)	8,000	8,056
6.30%, 04/15/2044(a),(b)		$3,000	$3,248
							$178,117

Citigroup Commercial Mortgage Trust 2013-GC17					Home Equity Asset Backed Securities - 0.74%

4.54%, 11/10/2046		6,363	7,137		ACE Securities Corp Mortgage Loan Trust

					Series 2007-D1

Citigroup Commercial Mortgage Trust 2015-GC35					6.34%, 02/25/2038(a),(b)	4,110	3,956

4.35%, 11/10/2048(a)		4,300	4,484		6.93%, 02/25/2038(b)	7,968	7,870

							$11,826

Citigroup Commercial Mortgage Trust 2016-GC36

4.92%, 02/10/2049(a)		3,500	3,547

COMM 2014-UBS4 Mortgage Trust					Mortgage Backed Securities - 19.07%
					BNPP Mortgage Securities LLC 2009-1
4.78%, 08/10/2047(a)		5,000	4,927		Trust
					6.00%, 08/27/2037(b)	6,757	6,952

Ginnie Mae
0.11%, 04/16/2053(a),(c)		20,999	509		Citigroup Mortgage Loan Trust 2014-A
					5.44%, 01/25/2035(a),(b)	6,443	6,809
0.37%, 08/16/2053(a),(c)		17,736	444

0.52%, 01/16/2054(a),(c)		45,646	2,091		Citigroup Mortgage Loan Trust 2015-PS1
					5.25%, 09/25/2042(a),(b)	8,337	9,000
0.57%, 12/16/2053(a),(c)		35,692	1,635

0.63%, 08/16/2051(a),(c)		90,587	4,703		Fannie Mae Interest Strip
					3.50%, 12/25/2043(c)	7,163	1,186
0.66%, 06/16/2052(a),(c)		39,347	1,787
					7.00%, 04/25/2024(a),(c)	57	11
0.67%, 09/16/2053(a),(c)		28,598	1,078

0.67%, 10/16/2053(a),(c)		43,716	2,253		Fannie Mae REMICS
					1.04%, 04/25/2027(a)	14	14
0.68%, 04/16/2047(a),(c)		99,553	5,063
					1.61%, 03/25/2046(a),(c)	51,674	2,961
0.69%, 03/16/2049(a),(c)		37,808	1,444
					1.69%, 04/25/2045(a),(c)	43,886	3,066
0.74%, 11/16/2045(a),(c)		41,438	2,117
					1.70%, 06/25/2045(a),(c)	61,778	4,496
0.77%, 12/16/2053(a),(c)		84,993	4,782
					1.71%, 08/25/2044(a),(c)	59,239	4,279
0.77%, 06/16/2054(a),(c)		73,033	3,206
					1.78%, 07/25/2045(a),(c)	61,135	4,192
0.78%, 10/16/2054(a),(c)		55,414	2,327
					1.79%, 11/25/2044(a),(c)	38,597	2,916
0.82%, 11/16/2052(a),(c)		59,334	3,626
					1.83%, 08/25/2044(a),(c)	44,256	2,911
0.83%, 02/16/2053(a),(c)		48,181	3,063
					2.50%, 02/25/2028(a),(c)	23,401	2,072
0.85%, 04/16/2056(a),(c)		37,528	2,495

0.88%, 03/16/2052(a),(c)		70,220	4,790		2.50%, 11/25/2041	6,435	6,607
					3.50%, 01/25/2028(a),(c)	21,990	2,534
0.89%, 06/16/2054(a),(c)		31,145	1,611
					3.50%, 06/25/2033(a),(c)	23,290	2,912
0.91%, 02/16/2053(a),(c)		60,692	3,774
					3.50%, 01/25/2040(a),(c)	26,509	3,110
0.91%, 01/16/2056(a),(c)		24,578	1,653
					3.50%, 11/25/2042(a),(c)	29,760	5,276
0.95%, 07/16/2047(a),(c)		78,908	4,991

0.96%, 02/16/2046(a),(c)		65,874	3,913		3.50%, 02/25/2043	1,747	1,844

0.96%, 09/16/2053(a),(c)		59,868	3,617		4.00%, 06/25/2039	10,000	10,733
					4.00%, 12/25/2039(c)	14,489	1,870
0.99%, 12/16/2053(a),(c)		15,182	774
					4.50%, 04/25/2045(a),(c)	35,918	8,363
1.00%, 06/16/2057(a),(c)		17,903	1,557

1.01%, 10/16/2056(a),(c)		44,144	3,687		7.00%, 04/25/2032	1,478	1,698

1.21%, 03/16/2049(a),(c)		36,448	2,330		9.00%, 05/25/2020	15	17

					Freddie Mac REMICS
2.60%, 11/16/2055		7,932	7,966		1.33%, 02/15/2021(a)	9	9

3.00%, 09/16/2049		6,200	6,181		1.81%, 04/15/2040(a),(c)	56,101	3,847

GS Mortgage Securities Trust 2011-GC5					1.81%, 02/15/2042(a),(c)	43,297	2,761
5.49%, 08/10/2044(a),(b)		4,624	4,662
					1.84%, 05/15/2041(a),(c)	83,064	5,310

GS Mortgage Securities Trust 2013-GC13					1.93%, 10/15/2040(a),(c)	57,355	4,293
4.20%, 07/10/2046(a),(b)		5,000	4,297
					1.94%, 10/15/2040(a),(c)	46,133	3,634

GS Mortgage Securities Trust 2015-GC34					2.50%, 11/15/2032	7,259	7,346
4.81%, 10/10/2048(a)		4,169	4,115
					2.50%, 01/15/2043(a),(c)	18,760	2,495

JP Morgan Chase Commercial Mortgage					2.50%, 02/15/2043	3,730	3,712

Securities Trust 2013-C10					3.00%, 08/15/2028	4,560	4,761
3.37%, 12/15/2047(a)		7,800	8,112
					3.00%, 11/15/2030(a),(c)	9,822	756

JP Morgan Chase Commercial Mortgage					3.00%, 06/15/2031(a),(c)	14,748	1,399

Securities Trust 2013-C16					3.00%, 06/15/2040	7,915	8,215
5.08%, 12/15/2046(a)		8,000	8,937
					3.00%, 10/15/2042	2,581	2,676

JPMBB Commercial Mortgage Securities					3.00%, 03/15/2043	7,369	7,647

Trust 2014-C25					3.00%, 03/15/2044	5,950	6,229
4.60%, 11/15/2047(a)		5,000	4,996
					3.00%, 05/15/2044	1,588	1,615

Wells Fargo Commercial Mortgage Trust					3.00%, 05/15/2044(a)	4,354	4,543

2015	-C31				3.50%, 01/15/2028(a),(c)	11,581	1,271
4.77%, 11/15/2048(a)		6,000	5,956
					3.50%, 04/15/2040(c)	15,409	1,232

					4.00%, 06/15/2028(a),(c)	2,823	62

WFRBS Commercial Mortgage Trust 2013-C14					4.00%, 02/15/2039(a),(c)	30,370	2,982
4.13%, 06/15/2046(a),(b)		2,500	2,199

See accompanying notes				137

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)
			(continued)

Freddie Mac REMICS (continued)			3.50%, 02/01/2044	$9,234	$9,715
4.00%, 05/15/2039	$4,825	$5,134
4.00%, 11/15/2042(a),(c)	17,508	2,828	3.50%, 08/01/2045	7,863	8,318
4.50%, 05/15/2037(a)	4,220	4,382	4.00%, 12/01/2040	7,178	7,752
			4.00%, 10/01/2041	4,575	4,901
5.00%, 07/15/2025	12,707	13,105
			4.00%, 12/01/2041	6,517	7,097
6.50%, 08/15/2027	107	115
			4.00%, 07/01/2042	4,462	4,859
Freddie Mac Strips
1.74%, 10/15/2037(a),(c)	67,387	4,733	4.00%, 07/01/2043	5,830	6,373
1.86%, 02/15/2038(a),(c)	57,828	3,931	4.00%, 09/01/2044	7,296	7,943
3.00%, 10/15/2027(a),(c)	21,208	2,263	4.50%, 08/01/2033	571	623
			4.50%, 07/01/2039	2,076	2,274
Ginnie Mae
1.10%, 11/20/2036(a),(c)	56,870	3,090	4.50%, 12/01/2040	5,456	5,960
1.10%, 03/20/2041(a),(c)	48,405	2,021	4.50%, 04/01/2041	7,126	7,944
1.11%, 09/20/2037(a),(c)	38,973	1,817	4.50%, 11/01/2043	6,969	7,768
			4.50%, 01/01/2044	6,920	7,692
3.00%, 05/16/2037	14,000	14,351
3.25%, 05/20/2045(a)	4,909	5,326	5.00%, 10/01/2025	99	109
3.50%, 04/20/2038(a),(c)	12,061	1,190	5.00%, 12/01/2032	78	86
3.50%, 10/20/2041(a),(c)	19,725	2,261	5.00%, 02/01/2033	862	960
3.50%, 01/20/2043(c)	24,304	5,291	5.00%, 01/01/2034	780	872
3.50%, 05/20/2043(a),(c)	16,087	3,030	5.00%, 05/01/2034	176	195
			5.00%, 05/01/2035	168	185
4.00%, 02/20/2034	6,522	6,985
			5.00%, 07/01/2035	4	5
4.00%, 11/16/2038	922	966
4.00%, 02/20/2044(a),(c)	10,169	1,455	5.00%, 07/01/2035	81	90
4.00%, 04/20/2045(a),(c)	25,068	4,839	5.00%, 10/01/2035	15	17
4.50%, 04/20/2045(a),(c)	10,575	2,649	5.00%, 11/01/2035	669	744
4.50%, 12/20/2045(a),(c)	13,572	3,118	5.00%, 07/01/2044	5,234	5,833
			5.50%, 04/01/2018	24	24
5.00%, 11/20/2039	6,612	7,364
			5.50%, 03/01/2029	1	1

LF Rothschild Mortgage Trust III			5.50%, 05/01/2033	13	15
9.95%, 09/01/2017	1	1
			5.50%, 10/01/2033	18	20

New Residential Mortgage Loan Trust 2014-			5.50%, 12/01/2033	525	592
3
4.75%, 11/25/2054(a),(b)	8,063	8,698	5.50%, 07/01/2037	35	39
			5.50%, 04/01/2038	17	19

New Residential Mortgage Loan Trust 2015-			5.50%, 05/01/2038	84	95
2
5.61%, 08/25/2055(a)	6,931	7,366	6.00%, 04/01/2017	33	33
			6.00%, 04/01/2017	30	31
Sequoia Mortgage Trust 2013-2
3.66%, 02/25/2043(a)	8,139	8,224	6.00%, 05/01/2017	37	37
			6.00%, 07/01/2017	1	1
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057(a),(b)	4,800	4,829	6.00%, 01/01/2021	51	54
			6.00%, 06/01/2028	11	13
		$303,986	6.00%, 05/01/2031	122	141
Other Asset Backed Securities - 0.20%			6.00%, 10/01/2031	4	5
TAL Advantage V LLC			6.00%, 02/01/2032	18	21
3.33%, 05/20/2039(a),(b)	3,332	3,176	6.00%, 09/01/2032	196	221
			6.00%, 11/01/2033	340	388
TOTAL BONDS		$497,105	6.00%, 11/01/2033	508	582
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 05/01/2034	1,483	1,680
AGENCY OBLIGATIONS - 65.66%	Amount (000's) Value (000's)		6.00%, 05/01/2034	1,241	1,391
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 09/01/2034	121	140
15.33%			6.00%, 02/01/2035	128	147
			6.00%, 10/01/2036(a)	78	88
2.00%, 03/01/2028	$2,690	$2,722
2.17%, 03/01/2036(a)	250	259	6.00%, 03/01/2037	131	149
2.50%, 08/01/2027	2,194	2,267	6.00%, 05/01/2037	206	237
			6.00%, 01/01/2038(a)	69	78
2.50%, 09/01/2027	7,005	7,238
2.50%, 02/01/2028	6,972	7,205	6.00%, 03/01/2038	45	51
2.85%, 10/01/2032(a)	2	2	6.00%, 04/01/2038	161	186
3.00%, 01/01/2027	6,095	6,401	6.00%, 07/01/2038	344	392
3.00%, 02/01/2027	6,313	6,624	6.00%, 10/01/2038	186	211
3.00%, 04/01/2035	3,600	3,758	6.00%, 09/01/2039	5,945	6,958
3.00%, 10/01/2042	10,135	10,402	6.50%, 11/01/2016	9	9
3.00%, 10/01/2042	8,150	8,432	6.50%, 06/01/2017	7	7
3.00%, 05/01/2043	7,325	7,543	6.50%, 12/01/2021	256	291
3.50%, 11/01/2026	3,940	4,188	6.50%, 04/01/2022	214	244
3.50%, 02/01/2032	6,702	7,091	6.50%, 05/01/2022	86	98
3.50%, 04/01/2032	5,847	6,188	6.50%, 08/01/2022	53	61
3.50%, 12/01/2041	3,636	3,846	6.50%, 05/01/2023	87	92
3.50%, 02/01/2042	2,623	2,754	6.50%, 07/01/2023	2	3
3.50%, 04/01/2042	997	1,047	6.50%, 01/01/2024	5	6
3.50%, 04/01/2042	10,794	11,344	6.50%, 07/01/2025	1	2
3.50%, 07/01/2042	11,940	12,559	6.50%, 07/01/2025	2	2
3.50%, 09/01/2042	8,265	8,686	6.50%, 09/01/2025	1	2
3.50%, 08/01/2043	8,204	8,671	6.50%, 10/01/2025	2	3

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)
			3.50%, 08/01/2045	$7,627	$8,093
6.50%, 10/01/2025	$1	$1
			3.50%, 09/01/2045	7,194	7,601
6.50%, 03/01/2029	6	7
			3.50%, 01/01/2046	6,900	7,318
6.50%, 03/01/2029	63	73
			4.00%, 01/01/2034	2,140	2,308
6.50%, 04/01/2031	231	263
			4.00%, 08/01/2039	5,368	5,737
6.50%, 10/01/2031	92	106
			4.00%, 09/01/2040	4,173	4,505
6.50%, 02/01/2032	14	16
			4.00%, 01/01/2041	6,185	6,628
6.50%, 04/01/2032	12	14
			4.00%, 04/01/2041	4,900	5,250
6.50%, 04/01/2035	8	9
			4.00%, 04/01/2041	4,001	4,288
6.50%, 02/01/2037	31	35
			4.00%, 11/01/2041	5,590	5,991
7.00%, 07/01/2024	3	3
			4.00%, 02/01/2042	3,353	3,644
7.00%, 01/01/2028	439	495
			4.00%, 04/01/2042	7,283	7,804
7.00%, 06/01/2029	158	188
			4.00%, 03/01/2043	6,304	6,805
7.00%, 01/01/2031	1	1
			4.00%, 08/01/2043	6,343	6,900
7.00%, 04/01/2031	96	109
			4.00%, 08/01/2043	10,672	11,609
7.00%, 10/01/2031	106	119
			4.00%, 10/01/2043	8,031	8,728
7.00%, 04/01/2032	239	285
			4.00%, 04/01/2044	4,088	4,442
7.50%, 12/01/2030	4	4
			4.00%, 08/01/2044	5,574	6,057
7.50%, 02/01/2031	31	35
			4.00%, 08/01/2044	14,018	15,235
7.50%, 02/01/2031	2	3
			4.00%, 11/01/2044	4,255	4,625
8.00%, 08/01/2030	1	1
			4.00%, 02/01/2045	7,446	8,096
8.00%, 12/01/2030	10	10
			4.00%, 07/01/2045	8,587	9,237
8.50%, 04/01/2019	1	1
			4.00%, 09/01/2045	13,900	15,130
8.50%, 07/01/2029	138	153
			4.50%, 12/01/2019	44	45
		$244,333	4.50%, 01/01/2020	164	170
Federal National Mortgage Association (FNMA) - 36.47%			4.50%, 09/01/2025	3,089	3,314
2.00%, 10/01/2027	3,443	3,483	4.50%, 07/01/2039	2,145	2,359
2.00%, 10/01/2027	4,706	4,761	4.50%, 09/01/2039	2,746	3,019
2.00%, 02/01/2028	6,188	6,260	4.50%, 03/01/2041	4,965	5,429
2.00%, 08/01/2028	3,660	3,702	4.50%, 03/01/2042	12,643	13,986
2.00%, 07/01/2030	7,914	7,956	4.50%, 09/01/2043	5,487	6,088
2.48%, 12/01/2033(a)	117	122	4.50%, 09/01/2043	10,109	11,216
2.50%, 06/01/2027	7,959	8,220	4.50%, 09/01/2043	6,185	6,862
2.50%, 05/01/2028	3,501	3,632	4.50%, 11/01/2043	8,961	9,947
2.50%, 05/01/2028	4,075	4,226	4.50%, 09/01/2044	7,708	8,598
2.50%, 07/01/2028	12,583	12,890	4.50%, 10/01/2044	5,337	5,953
2.50%, 08/01/2028	4,802	4,980	5.00%, 01/01/2018	19	20
2.50%, 03/01/2030	9,832	10,137	5.00%, 11/01/2018	120	125
2.88%, 11/01/2033(a)	11	11	5.00%, 04/01/2019	38	39
3.00%, 04/01/2027	5,813	6,101	5.00%, 01/01/2026	118	131
3.00%, 05/01/2029	9,184	9,655	5.00%, 04/01/2035	247	278
3.00%, 06/01/2042	7,284	7,484	5.00%, 05/01/2035	133	148
3.00%, 10/01/2042	7,681	7,916	5.00%, 07/01/2035	45	50
3.00%, 11/01/2042	10,567	10,890	5.00%, 02/01/2038	2,682	3,024
3.00%, 12/01/2042	7,726	7,951	5.00%, 03/01/2038	2,072	2,338
3.00%, 01/01/2043	7,815	8,042	5.00%, 02/01/2040	10,553	11,919
3.00%, 01/01/2043	6,519	6,718	5.00%, 04/01/2040	1,111	1,243
3.00%, 02/01/2043	8,175	8,441	5.00%, 05/01/2040	4,014	4,534
3.00%, 04/01/2043	9,594	9,829	5.00%, 07/01/2040	2,844	3,206
3.00%, 07/01/2045	3,858	3,965	5.00%, 07/01/2041	5,363	5,967
3.00%, 01/01/2046	7,266	7,474	5.00%, 07/01/2041	12,092	13,658
3.50%, 02/01/2042	8,460	8,968	5.00%, 02/01/2044	4,896	5,559
3.50%, 03/01/2042	4,323	4,537	5.50%, 09/01/2017	17	18
3.50%, 06/01/2042	4,532	4,768	5.50%, 09/01/2017	2	2
3.50%, 07/01/2042	7,119	7,523	5.50%, 12/01/2017	106	109
3.50%, 07/01/2042	5,348	5,628	5.50%, 03/01/2018	22	22
3.50%, 09/01/2042	12,011	12,688	5.50%, 06/01/2019	7	7
3.50%, 11/01/2042	7,413	7,837	5.50%, 06/01/2019	8	9
3.50%, 02/01/2043	2,916	3,087	5.50%, 07/01/2019	21	22
3.50%, 05/01/2043	6,894	7,284	5.50%, 07/01/2019	10	10
3.50%, 10/01/2044	8,906	9,437	5.50%, 07/01/2019	2	2
3.50%, 11/01/2044	8,176	8,666	5.50%, 07/01/2019	32	33
3.50%, 03/01/2045	4,592	4,849	5.50%, 08/01/2019	7	7
3.50%, 03/01/2045	7,407	7,832	5.50%, 08/01/2019	33	34
3.50%, 06/01/2045	9,291	9,859	5.50%, 09/01/2019	47	49
			5.50%, 06/01/2026	101	113
			5.50%, 05/01/2033	183	201
			5.50%, 07/01/2033	923	1,057
			5.50%, 09/01/2033	529	602
			5.50%, 02/01/2035	2,082	2,352
			5.50%, 02/01/2037	14	16
			5.50%, 12/01/2037	1,335	1,525

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2038	$364	$417	9.00%, 09/01/2030	$33	$39
5.50%, 03/01/2038	522	590			$581,307
6.00%, 12/01/2016	22	22	Government National Mortgage Association (GNMA) -
6.00%, 01/01/2017	1	1	8.89%
6.00%, 04/01/2017	7	7	3.00%, 11/15/2042	9,274	9,658
6.00%, 08/01/2017	134	136	3.00%, 11/15/2042	7,016	7,265
6.00%, 08/01/2018	128	132	3.00%, 12/15/2042	7,057	7,309
6.00%, 12/01/2022	19	22	3.00%, 02/15/2043	7,593	7,907
6.00%, 03/01/2029	68	78	3.50%, 12/20/2041	5,568	5,899
6.00%, 08/01/2031	411	469	3.50%, 08/20/2042	6,881	7,314
6.00%, 12/01/2031	2	2	3.50%, 06/20/2043	7,482	7,962
6.00%, 12/01/2031	4	4	3.50%, 08/15/2043	9,855	10,430
6.00%, 01/01/2032	345	383	3.50%, 04/20/2045	7,580	8,041
6.00%, 11/01/2032	7	8	3.50%, 09/20/2045	9,526	10,140
6.00%, 04/01/2033	277	309	4.00%, 08/15/2041	6,157	6,704
6.00%, 02/01/2034	201	229	4.00%, 09/15/2041	10,062	11,001
6.00%, 03/01/2034	273	310	4.00%, 02/20/2043	3,295	3,539
6.00%, 09/01/2034	948	1,050	4.00%, 03/15/2044	6,411	7,004
6.00%, 11/01/2037	134	152	4.00%, 10/20/2044	6,073	6,531
6.00%, 02/01/2038	171	196	4.50%, 10/15/2039	3,990	4,422
6.00%, 03/01/2038	90	103	4.50%, 09/20/2041	4,854	5,280
6.00%, 08/01/2038	919	1,060	5.00%, 02/15/2034	206	231
6.00%, 04/01/2039	989	1,135	5.00%, 10/15/2039	4,207	4,744
6.50%, 09/01/2024	271	311	5.50%, 07/20/2033	1,672	1,888
6.50%, 08/01/2028	68	78	5.50%, 03/20/2034	1,694	1,951
6.50%, 11/01/2028	48	55	5.50%, 05/20/2035	183	206
6.50%, 12/01/2028	41	47	5.50%, 01/15/2039	370	420
6.50%, 02/01/2029	28	33	6.00%, 10/15/2023	100	112
6.50%, 03/01/2029	52	59	6.00%, 11/15/2023	45	50
6.50%, 04/01/2029	26	30	6.00%, 11/15/2023	18	21
6.50%, 06/01/2031	77	89	6.00%, 12/15/2023	2	2
6.50%, 06/01/2031	107	119	6.00%, 12/15/2023	24	27
6.50%, 06/01/2031	71	82	6.00%, 12/15/2023	14	16
6.50%, 12/01/2031	6	6	6.00%, 01/15/2024	13	15
6.50%, 01/01/2032	34	39	6.00%, 01/20/2024	5	6
6.50%, 04/01/2032	22	25	6.00%, 02/15/2024	16	18
6.50%, 04/01/2032	366	419	6.00%, 02/15/2024	24	27
6.50%, 08/01/2032	163	190	6.00%, 02/15/2024	25	28
6.50%, 11/01/2032	218	246	6.00%, 03/15/2024	15	17
6.50%, 11/01/2032	415	471	6.00%, 04/20/2024	26	30
6.50%, 02/01/2033	236	270	6.00%, 05/20/2024	18	20
6.50%, 04/01/2036	10	12	6.00%, 05/20/2024	18	21
6.50%, 08/01/2036	134	154	6.00%, 10/20/2024	11	13
6.50%, 08/01/2036	78	89	6.00%, 09/20/2025	22	25
6.50%, 10/01/2036	57	65	6.00%, 04/20/2026	63	72
6.50%, 11/01/2036	53	62	6.00%, 10/20/2028	10	11
6.50%, 07/01/2037	45	55	6.00%, 02/20/2029	105	122
6.50%, 07/01/2037	32	37	6.00%, 05/20/2032(a)	302	353
6.50%, 08/01/2037	780	895	6.00%, 08/15/2032	37	42
6.50%, 08/01/2037	65	75	6.00%, 09/15/2032	73	82
6.50%, 01/01/2038	8	10	6.00%, 02/15/2033	25	29
6.50%, 02/01/2038	35	42	6.00%, 07/20/2033	1,269	1,467
6.50%, 05/01/2038	12	14	6.00%, 08/15/2038	249	281
7.00%, 05/01/2022	15	17	6.50%, 09/15/2023	8	9
7.00%, 08/01/2028	83	96	6.50%, 09/15/2023	14	16
7.00%, 12/01/2028	91	103	6.50%, 09/15/2023	12	14
7.00%, 07/01/2029	87	101	6.50%, 09/15/2023	23	26
7.00%, 11/01/2031	308	341	6.50%, 10/15/2023	21	24
7.00%, 07/01/2032	179	204	6.50%, 11/15/2023	5	5
7.50%, 12/01/2024	109	120	6.50%, 12/15/2023	26	29
7.50%, 07/01/2029	24	25	6.50%, 12/15/2023	6	7
7.50%, 02/01/2030	84	93	6.50%, 12/15/2023	18	20
7.50%, 01/01/2031	2	2	6.50%, 12/15/2023	13	15
7.50%, 08/01/2032	14	15	6.50%, 01/15/2024	12	13
8.00%, 05/01/2022	1	1	6.50%, 01/15/2024	35	40
8.50%, 09/01/2025	1	1	6.50%, 01/15/2024	18	20
			6.50%, 01/15/2024	7	8
			6.50%, 01/15/2024	10	11
			6.50%, 01/15/2024	6	7
			6.50%, 03/15/2024	24	27
			6.50%, 04/15/2024	16	19
			6.50%, 04/20/2024	11	12

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
6.50%, 07/15/2024	$43	$49	7.50%, 05/15/2027	$16	$17
6.50%, 01/15/2026	7	8	7.50%, 06/15/2027	10	10
6.50%, 03/15/2026	15	17	7.50%, 08/15/2029	54	60
6.50%, 07/20/2026	2	2	7.50%, 09/15/2029	20	20
6.50%, 10/20/2028	11	13	7.50%, 10/15/2029	63	72
6.50%, 03/20/2031	85	103	7.50%, 11/15/2029	79	83
6.50%, 04/20/2031	69	83	7.50%, 11/15/2029	48	50
6.50%, 07/15/2031	1	2	8.00%, 06/15/2017	1	—
6.50%, 10/15/2031	15	17	8.00%, 02/15/2022	19	21
6.50%, 07/15/2032	6	7	8.00%, 04/15/2022	12	12
6.50%, 05/20/2034	611	744	8.00%, 12/15/2030	7	9
6.80%, 04/20/2025	40	42	9.00%, 11/15/2021	44	48
7.00%, 11/15/2022	9	9	9.50%, 10/15/2017	2	2
7.00%, 11/15/2022	5	5	9.50%, 11/15/2017	2	2
7.00%, 12/15/2022	33	36	9.50%, 09/20/2018	14	14
7.00%, 01/15/2023	7	7	9.50%, 09/15/2020	7	7
7.00%, 01/15/2023	16	17	9.50%, 12/20/2020	15	15
7.00%, 01/15/2023	3	3	9.50%, 01/20/2021	1	1
7.00%, 02/15/2023	21	21	9.50%, 02/20/2021	1	1
7.00%, 07/15/2023	9	9	9.50%, 08/15/2021	43	48
7.00%, 07/15/2023	8	9			$141,787
7.00%, 07/15/2023	16	17
7.00%, 08/15/2023	17	18	U.S. Treasury - 4.56%
7.00%, 10/15/2023	14	15	1.00%, 02/15/2018	16,600	16,672
7.00%, 12/15/2023	14	16	2.25%, 11/30/2017	20,100	20,580
7.00%, 12/15/2023	17	18	3.13%, 05/15/2021	18,000	19,595
7.00%, 01/15/2026	12	12	4.25%, 11/15/2040	2,510	3,299
7.00%, 01/15/2027	23	26	5.25%, 11/15/2028	2,000	2,722
7.00%, 10/15/2027	1	1	6.25%, 08/15/2023	7,500	9,908
7.00%, 10/15/2027	1	1			$72,776
7.00%, 10/15/2027	9	9	U.S. Treasury Strip - 0.41%
7.00%, 11/15/2027	24	24	0.00%, 05/15/2020(d),(e)	6,800	6,485
7.00%, 12/15/2027	6	6
7.00%, 12/15/2027	2	2	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 02/15/2028	1	1	OBLIGATIONS		$1,046,688
7.00%, 04/15/2028	2	2	Total Investments		$1,599,825
7.00%, 06/15/2028	145	163	Other Assets and Liabilities - (0.37)%		$(6,057)
7.00%, 12/15/2028	73	82	TOTAL NET ASSETS - 100.00%		$1,593,768
7.00%, 01/15/2029	52	58
7.00%, 03/15/2029	29	29
7.00%, 04/15/2029	179	200	(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
7.00%, 04/15/2029	17	17	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 05/15/2031	9	11	1933. These securities may be resold in transactions exempt from
7.00%, 06/20/2031	66	80	registration, normally to qualified institutional buyers. At the end of the
7.00%, 07/15/2031	2	2	period, the value of these securities totaled $69,217 or 4.34% of net assets.
7.00%, 09/15/2031	2	3	(c) Security is an Interest Only Strip.
7.25%, 09/15/2025	17	17	(d) Non-Income Producing Security
7.50%, 04/15/2017	2	2	(e) Security is a Principal Only Strip.
7.50%, 04/15/2017	2	2
7.50%, 07/15/2018	4	4
7.50%, 12/15/2021	20	20
7.50%, 02/15/2022	6	6	Portfolio Summary (unaudited)
7.50%, 03/15/2022	8	8	Sector		Percent
7.50%, 03/15/2022	1	1	Mortgage Securities		90.94%
7.50%, 04/15/2022	6	6	Government		4.97%
7.50%, 04/15/2022	2	2	Exchange Traded Funds		3.52%
7.50%, 04/15/2022	22	22	Asset Backed Securities		0.94%
7.50%, 07/15/2022	18	18	Other Assets and Liabilities		(0.37)%
7.50%, 08/15/2022	14	14	TOTAL NET ASSETS		100.00%
7.50%, 08/15/2022	4	4
7.50%, 08/15/2022	2	2
7.50%, 02/15/2023	8	9
7.50%, 05/15/2023	8	8
7.50%, 05/15/2023	2	3
7.50%, 06/15/2023	14	15
7.50%, 10/15/2023	1	1
7.50%, 11/15/2023	11	11
7.50%, 03/15/2024	20	22
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	6	6

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 0.01%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)	250,000	$—		Banks- 4.39%
				Barclays PLC
				8.25%, 12/29/2049(f),(g)	$25,210	$25,274
Commercial Services - 0.01%
Network Holding Co KSCC (a),(b),(c)	393,257	488		CIT Group Inc
				3.88%, 02/19/2019	20,125	20,226
				5.00%, 08/15/2022	8,500	8,904
Computers - 0.00%				ING Bank NV
GCB S3 Inc (a),(b)	10,000,000	—		5.80%, 09/25/2023(d)	18,700	20,649
				JPMorgan Chase & Co
				5.00%, 12/29/2049(f),(g)	27,925	26,880
Energy - Alternate Sources - 0.00%
Ogden Corp (a),(b),(c)	5,000,000	—		Popular Inc
				7.00%, 07/01/2019	8,920	8,697
				Royal Bank of Scotland Group PLC
TOTAL COMMON STOCKS		$488		7.50%, 12/29/2049(f),(g)	12,800	11,936
INVESTMENT COMPANIES - 4.94%	Shares Held	Value(000	's)	Wells Fargo & Co
				5.87%, 12/29/2049(f),(g)	8,765	9,362
Publicly Traded Investment Fund - 4.94%
				5.90%, 12/29/2049(f),(g)	18,000	18,427
Goldman Sachs Financial Square Funds -	169,140,439	169,140
Government Fund						$150,355
				Beverages - 0.62%
TOTAL INVESTMENT COMPANIES		$169,140		Constellation Brands Inc
	Principal			3.75%, 05/01/2021	6,520	6,764
BONDS- 85.85%	Amount (000's)	Value(000	's)	4.25%, 05/01/2023	13,725	14,343
Advertising - 0.49%						$21,107
MDC Partners Inc				Building Materials - 1.39%
6.50%, 05/01/2024(d)	$16,255	$16,834
				Boise Cascade Co
				6.38%, 11/01/2020	7,920	7,910
				Cemex SAB de CV
Aerospace & Defense - 0.12%				6.13%, 05/05/2025(d)	3,675	3,611
Air 2 US
8.63%, 10/01/2020(d)	4,008	4,086		7.25%, 01/15/2021(d)	8,785	9,378
				7.75%, 04/16/2026(d)	4,705	5,011
				Masco Corp
Agriculture - 0.55%				4.38%, 04/01/2026	4,970	5,119
Pinnacle Operating Corp				Norbord Inc
9.00%, 11/15/2020(d)	22,113	18,796		5.38%, 12/01/2020(d)	10,175	10,277
				Vulcan Materials Co
Airlines - 0.34%				4.50%, 04/01/2025	5,925	6,310
Air Canada						$47,616
6.75%, 10/01/2019(d)	3,265	3,416
				Chemicals - 2.07%
American Airlines 2015-1 Class B Pass				A Schulman Inc
Through Trust				6.88%, 06/01/2023(d)	7,105	7,123
3.70%, 11/01/2024	2,685	2,618		Aruba Investments Inc
United Airlines 2014-1 Class B Pass Through				8.75%, 02/15/2023(d)	10,280	9,792
Trust				Blue Cube Spinco Inc
4.75%, 10/11/2023	3,172	3,196		9.75%, 10/15/2023(d)	5,350	6,105
US Airways 2001-1G Pass Through Trust				Consolidated Energy Finance SA
7.08%, 09/20/2022	2,217	2,356		6.75%, 10/15/2019(d)	22,239	21,016
		$11,586		Cornerstone Chemical Co
				9.38%, 03/15/2018(d)	9,815	9,177
Automobile Manufacturers - 1.76%
Fiat Chrysler Automobiles NV				Eagle Spinco Inc
4.50%, 04/15/2020	7,500	7,665		4.63%, 02/15/2021	9,590	9,542
Jaguar Land Rover Automotive PLC				NOVA Chemicals Corp
3.50%, 03/15/2020(d)	7,400	7,400		5.00%, 05/01/2025(d)	4,760	4,665
4.13%, 12/15/2018(d)	11,130	11,436		5.25%, 08/01/2023(d)	3,420	3,454
4.25%, 11/15/2019(d)	12,880	13,299				$70,874
5.63%, 02/01/2023(d)	6,780	7,153
				Commercial Services - 0.48%
Navistar International Corp				Ahern Rentals Inc
8.25%, 11/01/2021	18,595	13,295		7.38%, 05/15/2023(d)	7,070	5,391
		$60,248		Jurassic Holdings III Inc
				6.88%, 02/15/2021(d)	8,060	5,420
Automobile Parts & Equipment - 1.21%
				TMS International Corp
Dana Holding Corp				7.63%, 10/15/2021(d)	7,885	5,520
5.50%, 12/15/2024	5,970	5,806
Lear Corp						$16,331
5.25%, 01/15/2025	9,160	9,732		Computers - 0.44%
Schaeffler Holding Finance BV
(d),(e)				Compiler Finance Sub Inc
6.75%, PIK 7.50%, 11/15/2022	7,500	8,161		7.00%, 05/01/2021(d)	12,770	7,279
ZF North America Capital Inc
4.00%, 04/29/2020(d)	10,200	10,659		Denali International LLC / Denali Finance
				Corp
4.50%, 04/29/2022(d)	2,030	2,078		5.63%, 10/15/2020(d)	7,410	7,799
4.75%, 04/29/2025(d)	4,780	4,846
						$15,078
		$41,282

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Consumer Products - 0.34%			Entertainment (continued)
Spectrum Brands Inc			Eldorado Resorts Inc
5.75%, 07/15/2025	$10,830	$11,487	7.00%, 08/01/2023		$10,345	$10,785
			GLP Capital LP / GLP Financing II Inc
			4.38%, 04/15/2021		945	966

Distribution & Wholesale - 1.08%			5.38%, 04/15/2026		7,720	8,048

American Builders & Contractors Supply Co
Inc			Peninsula Gaming LLC / Peninsula Gaming
5.75%, 12/15/2023(d)	5,550	5,814	Corp
			8.38%, 02/15/2018(d)		16,680	16,989

Global Partners LP / GLP Finance Corp			Pinnacle Entertainment Inc
7.00%, 06/15/2023	10,170	8,549	5.63%, 05/01/2024(d)		4,965	4,959
HD Supply Inc
5.25%, 12/15/2021(d)	2,525	2,651	Regal Entertainment Group
5.75%, 04/15/2024(d)	3,825	4,012	5.75%, 03/15/2022		5,590	5,821
			WMG Acquisition Corp
7.50%, 07/15/2020	15,120	16,046	6.75%, 04/15/2022(d)		12,655	12,528
		$37,072
			WMG Holdings Corp
Diversified Financial Services - 4.71%			13.75%, 10/01/2019		5,605	5,927
AerCap Ireland Capital Ltd / AerCap Global						$141,804
Aviation Trust
			Food- 2.19%
4.63%, 10/30/2020	5,865	6,100
			BI-LO LLC / BI-LO Finance Corp
4.63%, 07/01/2022	16,135	16,700	9.25%, 02/15/2019(d)		10,875	10,522

Aircastle Ltd
4.63%, 12/15/2018	3,915	4,052	Ingles Markets Inc
			5.75%, 06/15/2023		10,265	10,676
5.00%, 04/01/2023	1,695	1,726
			JBS USA LLC / JBS USA Finance Inc
5.13%, 03/15/2021	17,575	18,585	5.75%, 06/15/2025(d)		9,165	8,432
5.50%, 02/15/2022	5,165	5,494	7.25%, 06/01/2021(d)		3,338	3,421
7.63%, 04/15/2020	8,050	9,137

			Post Holdings Inc
Ally Financial Inc			7.38%, 02/15/2022		6,910	7,281
4.25%, 04/15/2021	1,095	1,114	7.75%, 03/15/2024(d)		4,585	4,986
5.75%, 11/20/2025	10,905	11,041
			Smithfield Foods Inc
Credit Acceptance Corp			5.25%, 08/01/2018(d)		4,339	4,410
6.13%, 02/15/2021	21,525	20,503	5.88%, 08/01/2021(d)		14,255	14,861
7.38%, 03/15/2023	11,060	10,479
			TreeHouse Foods Inc
Fly Leasing Ltd			6.00%, 02/15/2024(d)		9,730	10,350
6.38%, 10/15/2021	20,730	20,315
International Lease Finance Corp						$74,939
5.75%, 05/15/2016	3,120	3,122	Forest Products & Paper - 0.76%
Navient Corp			Resolute Forest Products Inc
6.13%, 03/25/2024	9,965	8,924	5.88%, 05/15/2023		9,830	7,397
OneMain Financial Holdings LLC			Sappi Papier Holding GmbH
7.25%, 12/15/2021(d)	10,670	11,097	7.50%, 06/15/2032(d)		5,985	5,446
Springleaf Finance Corp			7.75%, 07/15/2017(d)		5,000	5,238
5.25%, 12/15/2019	13,650	12,950	Tembec Industries Inc
		$161,339	9.00%, 12/15/2019(d)		9,430	6,790
			Verso Paper Holdings LLC / Verso Paper Inc
Electric - 1.59%			0.00%, 01/15/2019(a)		7,920	1,049
Dynegy Inc
6.75%, 11/01/2019	3,500	3,530				$25,920
7.38%, 11/01/2022	12,610	12,456	Hand & Machine Tools - 0.15%
Elwood Energy LLC			Paternoster Holding III GmbH
8.16%, 07/05/2026	6,915	7,624	8.50%, 02/15/2023(d)	EUR	4,900	5,278
Indiantown Cogeneration LP
9.77%, 12/15/2020	2,336	2,570
Mirant Mid-Atlantic Series C Pass Through			Healthcare - Products - 2.33%
Trust			ConvaTec Finance International SA
			8.25%, PIK 9.00%, 01/15/2019(d),(e)		$17,065	17,108
10.06%, 12/30/2028	11,422	10,622
			ConvaTec Healthcare E SA
Mirant Mid-Atlantic Series B Pass Through			10.50%, 12/15/2018 (d)		300	307
Trust
9.13%, 06/30/2017	338	325	DJO Finco Inc / DJO Finance LLC / DJO
			Finance Corp
NRG Energy Inc			8.13%, 06/15/2021(d)		17,820	15,593
6.25%, 05/01/2024	6,760	6,591
8.25%, 09/01/2020	10,375	10,738	Hill-Rom Holdings Inc
			5.75%, 09/01/2023(d),(f)		6,440	6,673
		$54,456
			Kinetic Concepts Inc / KCI USA Inc
Entertainment - 4.14%			10.50%, 11/01/2018		5,960	6,023
Carmike Cinemas Inc			Mallinckrodt International Finance SA /
6.00%, 06/15/2023(d)	7,040	7,445	Mallinckrodt CB LLC
CCM Merger Inc			5.63%, 10/15/2023(d)		21,110	19,791
9.13%, 05/01/2019(d)	22,291	23,238	Universal Hospital Services Inc
Cinemark USA Inc			7.63%, 08/15/2020		15,410	14,390
4.88%, 06/01/2023	15,905	15,788				$79,885
4.88%, 06/01/2023(d)	13,375	13,276
DreamWorks Animation SKG Inc
6.88%, 08/15/2020(d)	15,055	16,034

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services - 4.07%				Iron & Steel (continued)
Centene Corp				Signode Industrial Group Lux SA/Signode
4.75%, 05/15/2022		$14,700	$15,049	Industrial Group US Inc
5.63%, 02/15/2021(d)		3,930	4,136	6.38%, 05/01/2022(d)		$22,965	$22,391
6.13%, 02/15/2024(d)		4,935	5,206				$83,258
Fresenius Medical Care US Finance II Inc
4.75%, 10/15/2024(d)		5,770	5,986	Leisure Products & Services - 0.69%
5.88%, 01/31/2022(d)		7,825	8,608	NCL Corp Ltd
				4.63%, 11/15/2020(d)		12,870	13,079
6.50%, 09/15/2018(d)		4,895	5,378
				5.25%, 11/15/2019(d)		10,175	10,455
HCA Holdings Inc
6.25%, 02/15/2021		2,480	2,695				$23,534
HCA Inc				Lodging - 0.87%
4.75%, 05/01/2023		21,400	21,935	Boyd Gaming Corp
5.00%, 03/15/2024		17,315	17,921	6.88%, 05/15/2023		5,360	5,561
5.25%, 04/15/2025		3,915	4,052	MGM Resorts International
5.25%, 06/15/2026		3,825	3,973	6.00%, 03/15/2023		6,510	6,762
5.88%, 03/15/2022		8,015	8,756	6.63%, 12/15/2021		6,290	6,699
Molina Healthcare Inc				10.00%, 11/01/2016		3,205	3,338
5.38%, 11/15/2022(d)		10,005	10,330	MGP Escrow Issuer LLC / MGP Escrow Co-
MPH Acquisition Holdings LLC				Issuer Inc
6.63%, 04/01/2022(d)		8,280	8,646	5.63%, 05/01/2024(d)		7,060	7,360
RegionalCare Hospital Partners Holdings Inc							$29,720
8.25%, 05/01/2023(d)		6,840	7,114
WellCare Health Plans Inc				Machinery - Construction & Mining - 0.18%
5.75%, 11/15/2020		9,115	9,491	Vander Intermediate Holding II Corp
				9.75%, PIK 10.50%, 02/01/2019 (d),(e)		10,091	6,055
			$139,276

Holding Companies - Diversified - 0.36%
Argos Merger Sub Inc				Machinery - Diversified - 0.09%
7.13%, 03/15/2023(d)		11,930	12,198	CNH Industrial Capital LLC
				4.88%, 04/01/2021		3,000	3,000

Home Builders - 1.89%
Lennar Corp				Media- 8.04%
4.13%, 12/01/2018		9,125	9,365	Altice Financing SA
				6.50%, 01/15/2022(d)		5,830	5,888
4.50%, 11/15/2019		8,300	8,616
4.75%, 11/15/2022(f)		7,561	7,674	6.63%, 02/15/2023(d)		3,000	2,966
				Altice Finco SA
WCI Communities Inc				8.13%, 01/15/2024(d)		3,775	3,681
6.88%, 08/15/2021		21,855	21,910
				Altice Luxembourg SA
Woodside Homes Co LLC / Woodside Homes				7.75%, 05/15/2022(d)		16,230	16,189
Finance Inc
6.75%, 12/15/2021(d)		18,625	17,135	Altice US Finance I Corp
				5.50%, 05/15/2026(d)		3,675	3,712
			$64,700
				CCO Holdings LLC / CCO Holdings Capital
Insurance - 2.10%				Corp
CNO Financial Group Inc				5.13%, 05/01/2023(d)		39,650	40,443
4.50%, 05/30/2020		4,545	4,681	5.50%, 05/01/2026(d)		2,840	2,897
Liberty Mutual Group Inc				CCOH Safari LLC
7.00%, 03/07/2067(d),(f)		19,172	16,872	5.75%, 02/15/2026(d)		1,680	1,735
Voya Financial Inc				DISH DBS Corp
5.65%, 05/15/2053(f)		53,777	50,362	5.88%, 07/15/2022		22,230	21,619
			$71,915	5.88%, 11/15/2024		8,205	7,700
				6.75%, 06/01/2021		19,035	19,610
Internet - 1.24%
				7.88%, 09/01/2019		12,500	13,781
United Group BV
7.88%, 11/15/2020(d)	EUR	12,000	14,565	Neptune Finco Corp
				6.63%, 10/15/2025(d)		4,225	4,542
Zayo Group LLC / Zayo Capital Inc				10.13%, 01/15/2023 (d)		13,135	14,416
6.00%, 04/01/2023		$21,635	22,230
				Numericable-SFR SA
10.13%, 07/01/2020		5,286	5,636	6.00%, 05/15/2022(d)		7,655	7,665
			$42,431	7.38%, 05/01/2026(d)		8,175	8,298
Iron & Steel - 2.43%				RCN Telecom Services LLC / RCN Capital
AK Steel Corp				Corp
7.63%, 05/15/2020		6,355	5,402	8.50%, 08/15/2020(d)		16,475	16,681
ArcelorMittal				TVN Finance Corp III AB
6.50%, 03/01/2021(f)		2,275	2,326	7.38%, 12/15/2020(d)	EUR	2,200	2,708
8.00%, 10/15/2039(f)		30,030	27,928	Unitymedia GmbH
BlueScope Steel Finance Ltd/BlueScope Steel				6.13%, 01/15/2025(d)		$8,940	9,208
Finance USA LLC				Unitymedia Hessen GmbH & Co KG /
6.50%, 05/15/2021(d),(h)		3,600	3,672	Unitymedia NRW GmbH
Commercial Metals Co				5.50%, 01/15/2023(d)		16,650	17,254
4.88%, 05/15/2023		23,670	21,539	Univision Communications Inc
				6.75%, 09/15/2022(d)		4,516	4,787
				8.50%, 05/15/2021(d)		8,796	9,181

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Oil & Gas (continued)
UPCB Finance IV Ltd				Oasis Petroleum Inc
5.38%, 01/15/2025(d)		$2,000	$2,035	6.50%, 11/01/2021	$3,655	$3,344
Virgin Media Finance PLC				6.88%, 03/15/2022	5,645	5,038
5.75%, 01/15/2025(d)		5,000	5,037	6.88%, 01/15/2023	11,825	10,613
6.00%, 10/15/2024(d)		2,940	2,999	PDC Energy Inc
Virgin Media Secured Finance PLC				7.75%, 10/15/2022	24,945	25,818
5.25%, 01/15/2026(d)		3,965	3,976	QEP Resources Inc
WideOpenWest Finance LLC /				5.25%, 05/01/2023	13,091	12,306
WideOpenWest Capital Corp				Seven Generations Energy Ltd
13.38%, 10/15/2019		21,140	21,140	6.75%, 05/01/2023(d)	3,080	3,034
10.25%, 07/15/2019		3,180	3,188	Sunoco LP / Sunoco Finance Corp
Ziggo Bond Finance BV				5.50%, 08/01/2020(d)	7,070	7,070
4.63%, 01/15/2025(d)	EUR	1,500	1,691	6.38%, 04/01/2023(d)	10,945	11,109
			$275,027	Ultra Petroleum Corp
				6.13%, 10/01/2024(d)	13,355	2,003
Metal Fabrication & Hardware - 0.16%				Whiting Petroleum Corp
Wise Metals Intermediate Holdings LLC/Wise				5.00%, 03/15/2019	7,865	6,961
Holdings Finance Corp				5.75%, 03/15/2021	4,290	3,571
9.75%, PIK 10.50%, 06/15/2019 (d),(e)		$10,055	5,329
				WPX Energy Inc
				7.50%, 08/01/2020	11,285	10,749
Mining - 2.37%						$219,163
Aleris International Inc
9.50%, 04/01/2021(d)		2,100	2,195	Oil & Gas Services - 0.61%
				Archrock Partners LP / Archrock Partners
FMG Resources August 2006 Pty Ltd
6.88%, 04/01/2022(d)		12,520	11,393	Finance Corp
8.25%, 11/01/2019(d)		17,720	18,509	6.00%, 10/01/2022	7,955	6,245

				PHI Inc
Freeport-McMoRan Inc				5.25%, 03/15/2019	10,570	9,744
2.30%, 11/14/2017		9,585	9,274

Midwest Vanadium Pty Ltd				Seventy Seven Operating LLC
0.00%, 02/15/2018(a),(d)		11,225	674	6.63%, 11/15/2019	11,835	4,793
						$20,782
St Barbara Ltd
8.88%, 04/15/2018(d)		15,120	15,271	Packaging & Containers - 2.70%
Taseko Mines Ltd				Ardagh Finance Holdings SA
7.75%, 04/15/2019		10,635	6,168	8.63%, PIK 8.63%, 06/15/2019(d),(e)	10,228	10,535
Teck Resources Ltd				Ardagh Packaging Finance PLC / Ardagh
2.50%, 02/01/2018		18,515	17,589	Holdings USA Inc
			$81,073	3.63%, 12/15/2019(d),(f)	14,000	14,138
				6.00%, 06/30/2021(d)	4,280	4,216
Miscellaneous Manufacturers - 0.36%				7.00%, 11/15/2020(d)	1,039	981
Bombardier Inc				7.25%, 05/15/2024(b),(d),(h)	7,540	7,540
5.50%, 09/15/2018(d)		6,875	6,772
7.50%, 03/15/2025(d)		6,235	5,580	Beverage Packaging Holdings Luxembourg II
				SA / Beverage Packaging Holdings II
			$12,352	5.63%, 12/15/2016(d)	4,845	4,833
Oil & Gas - 6.40%				6.00%, 06/15/2017(d)	2,755	2,748
Baytex Energy Corp				Coveris Holding Corp
5.13%, 06/01/2021(d)		7,195	5,648	10.00%, 06/01/2018 (d)	11,160	11,132
Carrizo Oil & Gas Inc				Coveris Holdings SA
6.25%, 04/15/2023		1,510	1,450	7.88%, 11/01/2019(d)	8,780	8,429
7.50%, 09/15/2020		14,800	14,874	Crown Cork & Seal Co Inc
Chaparral Energy Inc				7.38%, 12/15/2026	15,449	16,994
7.63%, 11/15/2022		18,979	5,694	Reynolds Group Issuer Inc / Reynolds Group
9.88%, 10/01/2020		7,360	2,208	Issuer LLC / Reynolds Group Issuer
Chesapeake Energy Corp				(Luxembourg) S.A.
8.00%, 12/15/2022(d)		11,430	7,772	7.88%, 08/15/2019	2,735	2,831
Continental Resources Inc/OK				9.88%, 08/15/2019	7,683	7,942
4.50%, 04/15/2023		14,075	12,571			$92,319
5.00%, 09/15/2022		8,120	7,582
				Pharmaceuticals - 1.06%

Denbury Resources Inc
5.50%, 05/01/2022		18,285	11,748	Alphabet Holding Co Inc
				7.75%, 11/01/2017	9,020	9,128

EP Energy LLC / Everest Acquisition Finance				JLL/Delta Dutch Pledgeco BV
Inc				8.75%, PIK 9.50%, 05/01/2020(d),(e)	11,640	11,524
6.38%, 06/15/2023		8,430	4,847
				Valeant Pharmaceuticals International Inc
9.38%, 05/01/2020		21,895	14,273	5.63%, 12/01/2021(d)	8,875	7,521
Halcon Resources Corp				5.88%, 05/15/2023(d)	3,060	2,563
8.63%, 02/01/2020(d)		12,670	10,516
				7.50%, 07/15/2021(d)	5,895	5,394
12.00%, 02/15/2022 (d)		1,082	771
Laredo Petroleum Inc						$36,130
5.63%, 01/15/2022		560	515	Pipelines - 1.83%
7.38%, 05/01/2022		5,450	5,341	Energy Transfer Equity LP
Northern Blizzard Resources Inc				5.88%, 01/15/2024	7,960	7,443
7.25%, 02/01/2022(d)		13,414	11,737	MPLX LP
				4.88%, 06/01/2025(d)	9,997	9,660

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Semiconductors (continued)
Sabine Pass Liquefaction LLC			Sensata Technologies UK Financing Co plc
5.63%, 02/01/2021(f)	$10,410	$10,345	6.25%, 02/15/2026(d)		$6,640	$7,088
5.63%, 03/01/2025	20,000	19,500				$10,227
6.25%, 03/15/2022	4,915	4,976
Tesoro Logistics LP / Tesoro Logistics			Shipbuilding - 0.35%
Finance Corp			Huntington Ingalls Industries Inc
			5.00%, 11/15/2025(d)		11,345	11,926
6.13%, 10/15/2021	8,225	8,410
6.25%, 10/15/2022	2,075	2,127
		$62,461	Software - 2.09%
			Activision Blizzard Inc
Private Equity - 0.38%			5.63%, 09/15/2021(d)		17,765	18,698
Icahn Enterprises LP / Icahn Enterprises			6.13%, 09/15/2023(d)		15,090	16,429
Finance Corp
			First Data Corp
5.88%, 02/01/2022	6,100	5,818	5.00%, 01/15/2024(d)		13,610	13,746
6.00%, 08/01/2020	7,060	7,043	5.75%, 01/15/2024(d)		5,570	5,654
		$12,861
			MSCI Inc
Real Estate - 0.47%			5.25%, 11/15/2024(d)		6,675	6,975
Crescent Resources LLC / Crescent Ventures			5.75%, 08/15/2025(d)		3,315	3,526
Inc			Rackspace Hosting Inc
10.25%, 08/15/2017 (d)	16,155	16,155	6.50%, 01/15/2024(d)		6,681	6,606
						$71,634

REITS- 1.58%			Telecommunications - 6.64%
DuPont Fabros Technology LP			B Communications Ltd
5.88%, 09/15/2021	12,075	12,679	7.38%, 02/15/2021(d)		5,550	6,008
Equinix Inc			Frontier Communications Corp
5.38%, 01/01/2022	10,065	10,518	8.88%, 09/15/2020(d)		3,175	3,361
5.88%, 01/15/2026	3,125	3,307	11.00%, 09/15/2025 (d)		19,160	19,352
iStar Inc			10.50%, 09/15/2022 (d)		13,675	14,070
4.88%, 07/01/2018	7,230	7,049	Goodman Networks Inc
6.50%, 07/01/2021	6,745	6,644	12.13%, 07/01/2018		14,363	6,966
9.00%, 06/01/2017	8,295	8,668	Intelsat Jackson Holdings SA
MPT Operating Partnership LP / MPT Finance			6.63%, 12/15/2022		5,795	3,752
Corp			7.25%, 10/15/2020		16,475	12,027
6.38%, 03/01/2024	4,760	5,069	8.00%, 02/15/2024(d)		825	854
		$53,934	Intelsat Luxembourg SA
			7.75%, 06/01/2021		10,180	3,359
Retail - 3.53%			Level 3 Communications Inc
BMC Stock Holdings Inc			5.75%, 12/01/2022		5,470	5,623
9.00%, 09/15/2018(d)	14,375	15,094
			Level 3 Financing Inc
Claire's Stores Inc			5.13%, 05/01/2023		4,440	4,518
9.00%, 03/15/2019(d)	8,139	5,860
			5.38%, 01/15/2024(d)		11,395	11,566
Dollar Tree Inc
5.75%, 03/01/2023(d)	6,640	7,090	Play Finance 1 SA
			6.50%, 08/01/2019	EUR	3,000	3,574
JC Penney Corp Inc			Sprint Capital Corp
5.65%, 06/01/2020	15,695	14,832	6.88%, 11/15/2028		$7,235	5,372
L Brands Inc			Sprint Communications Inc
6.88%, 11/01/2035	7,245	7,970	7.00%, 08/15/2020		26,235	21,775
Landry's Holdings II Inc			9.00%, 11/15/2018(d)		6,850	7,244
10.25%, 01/01/2018 (d)	18,155	18,291
			Sprint Corp
Landry's Inc			7.13%, 06/15/2024		8,840	6,630
9.38%, 05/01/2020(d)	11,755	12,357
			7.88%, 09/15/2023		7,845	6,119
Michaels Stores Inc
5.88%, 12/15/2020(d)	12,293	12,877	T-Mobile USA Inc
			6.13%, 01/15/2022		4,110	4,323
Rite Aid Corp			6.25%, 04/01/2021		20,800	21,684
6.13%, 04/01/2023(d)	11,685	12,452
			6.50%, 01/15/2024		4,025	4,287
Tops Holding LLC / Tops Markets II Corp			6.50%, 01/15/2026		9,620	10,197
8.00%, 06/15/2022(d)	9,215	8,247
			6.63%, 04/28/2021		12,140	12,792
Yum! Brands Inc			Wind Acquisition Finance SA
3.88%, 11/01/2020	5,785	5,771	4.75%, 07/15/2020(d)		10,885	10,390
		$120,841	7.38%, 04/23/2021(d)		23,940	21,307
Savings & Loans - 0.00%						$227,150
Washington Mutual Bank / Henderson NV			Transportation - 1.91%
0.00%, 06/15/2011(a),(b)	3,500	—
0.00%, 01/15/2013(a),(b)	3,000	—	Eletson Holdings Inc
			9.63%, 01/15/2022(d)		17,244	13,623
0.00%, 01/15/2015(a),(b),(f)	2,000	—
			Hornbeck Offshore Services Inc
		$—	5.00%, 03/01/2021		9,980	6,350
Semiconductors - 0.30%			Navios Maritime Acquisition Corp / Navios
Micron Technology Inc			Acquisition Finance US Inc
5.25%, 01/15/2024(d)	2,860	2,295	8.13%, 11/15/2021(d)		37,660	30,975
NXP BV / NXP Funding LLC
5.75%, 02/15/2021(d)	805	844

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2016 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Transportation (continued)				Healthcare - Services (continued)
Navios Maritime Holdings Inc / Navios				Lantheus Medical Imaging Inc, Term Loan B
Maritime Finance II US Inc				7.00%, 06/24/2022(f)	$12,962	$11,139
7.38%, 01/15/2022(d)		$16,245	$6,539	MPH Acquisition Holdings LLC, Term Loan
Navios South American Logistics Inc / Navios				B
Logistics Finance US Inc				3.75%, 03/19/2021(f)	7,826	7,785
7.25%, 05/01/2022(d)		13,220	7,965	Radnet Management Inc, Term Loan B
			$65,452	8.00%, 03/25/2021(f)	7,560	6,936
TOTAL BONDS			$2,937,276			$26,754

	Principal			Internet - 0.02%
CONVERTIBLE BONDS - 0.59%	Amount (000's) Value (000's)			Zayo Group LLC, Term Loan B
Banks- 0.23%				3.75%, 05/06/2021(f)	722	721
ING Groep NV
6.00%, 12/29/2049(f),(g)		8,150	7,742
				Media- 0.65%
				Adria Topco BV, PIK Term Loan
Food Service - 0.00%				0.00%, PIK 9.00%, 06/04/2019(e),(f),(i)	1,400	1,412
FU JI Food and Catering Services Holdings				Univision Communications Inc, Term Loan
Ltd				C3
0.00%, 11/09/2009(a),(b)	HKD	46,500	—	4.00%, 03/01/2020(f)	3,209	3,199
0.00%, 10/18/2010(a),(b)	CNY	245,000	—	Univision Communications Inc, Term Loan
			$—	C4
				4.00%, 03/01/2020(f)	7,882	7,869
Semiconductors - 0.36%				WideOpenWest Finance LLC, Term Loan B
Jazz US Holdings Inc				4.50%, 04/01/2019(f)	9,675	9,619
8.00%, 12/31/2018		$8,893	12,256			$22,099

TOTAL CONVERTIBLE BONDS			$19,998	Mining - 0.24%
SENIOR FLOATING RATE INTERESTS - Principal				FMG Resources August 2006 Pty Ltd, Term
6.32%	Amount (000's) Value (000's)			Loan B
				4.25%, 06/30/2019(f)	8,565	8,060
Aerospace & Defense - 0.42%
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021(f)		$14,232	$14,306	Oil & Gas - 0.14%
				Seadrill Operating LP, Term Loan B
				4.00%, 02/12/2021(f)	9,787	4,804
Building Materials - 0.05%
GYP Holdings III Corp, Term Loan B
7.75%, 03/25/2022(f)		1,850	1,679	Oil & Gas Services - 0.10%
				Seventy Seven Operating LLC, Term Loan B
				3.75%, 06/17/2021(f)	4,465	3,511
Chemicals - 0.23%
Emerald Performance Materials LLC, Term
Loan				Packaging & Containers - 0.20%
7.75%, 07/22/2022(f)		8,475	7,940	SIG Combibloc PurchaseCo Sarl, Term Loan
				B
				4.25%, 03/11/2022(f)	6,737	6,719
Consumer Products - 0.24%
Dell International LLC, Term Loan B2
4.00%, 04/29/2020(f)		8,271	8,268	Pharmaceuticals - 0.18%
				Valeant Pharmaceuticals International Inc,
				Term Loan BF1
Entertainment - 0.70%				5.00%, 04/01/2022(f)	6,506	6,337
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(f)		4,911	4,921
Lions Gate Entertainment Corp, Term Loan				REITS- 0.32%
B				iStar Inc, Term Loan A2
5.00%, 03/11/2022(f)		10,245	9,989	7.00%, 03/19/2017(f)	10,961	10,961
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(f)		9,137	9,132
				Retail - 0.60%
			$24,042	Academy Ltd, Term Loan B
				5.00%, 06/16/2022(f)	13,414	13,143
Forest Products & Paper - 0.77%
				Michaels Stores Inc, Term Loan B
Caraustar Industries Inc, Term Loan B				4.00%, 01/20/2028(f)	6,372	6,394
8.00%, 04/26/2019(f)		11,606	11,534
8.00%, 05/01/2019(f)		11,462	11,391	PetSmart Inc, Term Loan B
				4.41%, 03/11/2022(f)	950	947
NewPage Corp, DIP Term Loan
11.00%, 07/26/2017 (f)		1,375	1,189			$20,484
11.00%, 07/26/2017 (f)		1,375	1,162
				Semiconductors - 0.53%
NewPage Corp, Term Loan B
0.00%, 02/05/2021(a),(f)		6,833	965	Avago Technologies Cayman Finance Ltd,
				Term Loan B1
			$26,241	4.25%, 11/11/2022(f)	10,725	10,727
Healthcare - Services - 0.78%				NXP BV, Term Loan B
				3.75%, 11/05/2020(f)	7,521	7,540
Acadia Healthcare Co Inc, Term Loan B2
4.50%, 02/04/2023(f)		888	894			$18,267

See accompanying notes

		Schedule of Investments
		High Yield Fund
		April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)

Telecommunications - 0.15%
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/03/2019(f)	$4,961	$4,998

TOTAL SENIOR FLOATING RATE INTERESTS		$216,191
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.73%	Amount (000's)	Value(000	's)

U.S. Treasury - 0.73%
1.13%, 02/28/2021	$25,000	$24,839

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$24,839
Total Investments		$3,367,932
Other Assets and Liabilities - 1.57%		$53,583
TOTAL NET ASSETS - 100.00%		$3,421,515

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $8,028 or 0.23% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $488 or 0.01% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,456,316 or 42.56% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at April 30, 2016.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after April 30, 2016, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	17.23%
Consumer, Cyclical	16.81%
Financial	14.18%
Consumer, Non-cyclical	12.85%
Energy	9.08%
Basic Materials	8.87%
Industrial	8.08%
Exchange Traded Funds	4.94%
Technology	3.72%
Utilities	1.59%
Government	0.73%
Diversified	0.36%
Other Assets and Liabilities	1.57%
TOTAL NET ASSETS	100.00%

See accompanying notes

				Schedule of Investments
				High Yield Fund
				April 30, 2016 (unaudited)

		Exchange Cleared Credit Default Swaps

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of April		Receive Fixed	Expiration	Notional	Premiums	Appreciation/
	Reference Entity	30, 2016	(c)	Rate	Date	Amount (a) )	Paid/(Received	(Depreciation)	Fair Value (b)
	CDX.NA.HY.25	N/A		5.00%	12/20/2020	$25,000	$151	$564	$715
Total							$151	$564	$715

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $25,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/10/2016	EUR	26,000,000	$28,761	$29,802	$	— $	(1,041)
Total					$		— $	(1,041)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

COMMON STOCKS - 0.10%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Electric - 0.05%
Dynegy Inc (a)	15,000	$264		Automobile Manufacturers - 0.42%
Upstate New York Power Producers Inc	6,862	160		Fiat Chrysler Automobiles NV
(a),(b),(c)				4.50%, 04/15/2020	$1,113	$1,137
		$424		5.25%, 04/15/2023	630	637
				General Motors Co
Packaging & Containers - 0.00%				0.00%, 12/01/2020(a),(b),(c)	25	—
Constar International (a),(b),(c)	9,689	—		0.00%, 12/01/2020(a),(b),(c)	50	—
				0.00%, 07/15/2023(a),(b),(c)	1,000	—
				0.00%, 09/01/2025(a),(b),(c)	700	—
Retail - 0.00%
Nebraska Book Holdings Inc (a),(b)	20,064	12		0.00%, 05/01/2028(a),(b),(c)	150	—
Neebo, Inc - Warrants (a),(b),(c)	7,519	—		0.00%, 03/06/2032(a),(b),(c)	75	—
Neebo, Inc - Warrants (a),(b),(c)	3,508	—		0.00%, 07/15/2033(a),(b),(c)	100	—
				0.00%, 07/15/2033(a),(b),(c)	5,050	—
		$12
				0.00%, 03/15/2036(a),(b),(c)	725	—
Telecommunications - 0.05%				Jaguar Land Rover Automotive PLC
NII Holdings Inc (a)	77,871	411		4.13%, 12/15/2018(e)	383	394
				4.25%, 11/15/2019(e)	766	791
				5.63%, 02/01/2023(e)	300	316
Transportation - 0.00%
Gener8 Maritime Inc - Warrants (a),(b),(c)	1,507	—		JB Poindexter & Co Inc
				9.00%, 04/01/2022(e)	449	473
TOTAL COMMON STOCKS		$847				$3,748
INVESTMENT COMPANIES - 4.59%	Shares Held	Value(000	's)	Automobile Parts & Equipment - 0.97%
Publicly Traded Investment Fund - 4.59%				American Axle & Manufacturing Inc
BlackRock Liquidity Funds FedFund Portfolio	40,585,773	40,586		6.63%, 10/15/2022	1,000	1,058
				Goodyear Tire & Rubber Co/The
				5.13%, 11/15/2023	580	599
TOTAL INVESTMENT COMPANIES		$40,586
				6.50%, 03/01/2021	930	979
PREFERRED STOCKS - 0.18%	Shares Held	Value(000	's)
				7.00%, 05/15/2022	1,170	1,264
Insurance - 0.18%				MPG Holdco I Inc
XLIT Ltd (d)	1,935	1,555		7.38%, 10/15/2022	469	469
				Tenneco Inc
				5.38%, 12/15/2024	660	688
Packaging & Containers - 0.00%
Constar International (a),(b),(c)	977	—		ZF North America Capital Inc
				4.00%, 04/29/2020(e)	1,975	2,064
				4.50%, 04/29/2022(e)	670	686
TOTAL PREFERRED STOCKS		$1,555		4.75%, 04/29/2025(e)	759	769
	Principal					$8,576
BONDS- 88.02%	Amount (000's)	Value(000	's)
				Banks- 2.86%
Advertising - 0.26%				Bank of America Corp
Acosta Inc				6.10%, 12/29/2049(d),(f)	935	936
7.75%, 10/01/2022(e)	$2,145	$1,995
				Barclays Bank PLC
Outfront Media Capital LLC / Outfront Media				7.63%, 11/21/2022	370	403
Capital Corp				Barclays PLC
5.88%, 03/15/2025	265	277		8.25%, 12/29/2049(d),(f)	435	436
		$2,272		CIT Group Inc
Aerospace & Defense - 0.18%				3.88%, 02/19/2019	1,460	1,467
Orbital ATK Inc				5.00%, 05/15/2017	1,080	1,102
5.25%, 10/01/2021	241	252		5.00%, 08/15/2022	1,253	1,313
5.50%, 10/01/2023(e)	170	178		5.25%, 03/15/2018	1,385	1,428
				5.38%, 05/15/2020	2,332	2,446
TransDigm Inc				6.63%, 04/01/2018(e)	3,905	4,115
6.00%, 07/15/2022	734	743
6.50%, 07/15/2024	210	212		Citigroup Inc
				5.87%, 12/29/2049(d),(f)	645	624
7.50%, 07/15/2021	215	225
				5.95%, 12/29/2049(d),(f)	1,120	1,084
		$1,610
				6.13%, 12/29/2049(d),(f)	1,030	1,047
Airlines - 0.35%				6.25%, 08/15/2049(d),(f)	535	550
Continental Airlines 2005-ERJ1 Pass Through				Credit Agricole SA
Trust				8.13%, 12/29/2049(d),(e),(f)	1,020	1,053
9.80%, 10/01/2022	345	375		Royal Bank of Scotland Group PLC
Continental Airlines 2012-3 Class C Pass Thru				6.00%, 12/19/2023	1,555	1,591
Certificates				6.13%, 12/15/2022	3,256	3,481
6.13%, 04/29/2018	845	887		7.50%, 12/29/2049(d),(f)	561	523
Delta Air Lines 2012-1 Class B Pass Through				8.00%, 12/29/2049(d),(f)	279	267
Trust				Societe Generale SA
6.88%, 05/07/2019(e)	300	325		8.00%, 12/29/2049(d),(e),(f)	1,440	1,426
Northwest Airlines 2007-1 Class A Pass						$25,292
Through Trust
7.03%, 05/01/2021	1,074	1,196		Beverages - 0.43%
UAL 2007-1 Pass Through Trust				Constellation Brands Inc
6.64%, 01/02/2024	296	311		3.88%, 11/15/2019	375	395
		$3,094		4.25%, 05/01/2023	1,280	1,338
				4.75%, 11/15/2024	805	853

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Beverages (continued)			Chemicals (continued)
Constellation Brands Inc (continued)			NOVA Chemicals Corp
4.75%, 12/01/2025	$177	$188	5.00%, 05/01/2025(e)	$1,778	$1,742
6.00%, 05/01/2022	295	336	5.25%, 08/01/2023(e)	193	195
Cott Beverages Inc			PolyOne Corp
6.75%, 01/01/2020	621	650	5.25%, 03/15/2023	914	916
		$3,760	PQ Corp
			8.75%, 11/01/2018(e)	2,900	3,020
Biotechnology - 0.13%			Rain CII Carbon LLC / CII Carbon Corp
Concordia Healthcare Corp			8.00%, 12/01/2018(e)	530	456
7.00%, 04/15/2023(e)	1,265	1,173
			8.25%, 01/15/2021(e)	210	158
			Tronox Finance LLC
Building Materials - 1.91%			7.50%, 03/15/2022(e)	416	345
CEMEX Espana SA/Luxembourg			Unifrax I LLC / Unifrax Holding Co
9.88%, 04/30/2019(e)	1,650	1,735	7.50%, 02/15/2019(e)	725	575
Cemex Finance LLC			WR Grace & Co-Conn
6.00%, 04/01/2024(e)	757	754	5.13%, 10/01/2021(e)	401	420
Cemex SAB de CV			5.63%, 10/01/2024(e)	192	203
6.13%, 05/05/2025(e)	203	199			$15,943
6.50%, 12/10/2019(e)	125	132
7.25%, 01/15/2021(e)	1,115	1,190	Coal- 0.06%
7.75%, 04/16/2026(e)	1,250	1,331
			Cloud Peak Energy Resources LLC / Cloud
GCP Applied Technologies Inc			Peak Energy Finance Corp
9.50%, 02/01/2023(e)	500	548	6.38%, 03/15/2024	224	77

Hardwoods Acquisition Inc			CONSOL Energy Inc
7.50%, 08/01/2021(e)	778	615	5.88%, 04/15/2022	540	450
Headwaters Inc					$527
7.25%, 01/15/2019	635	654	Commercial Services - 3.76%
Masco Corp			ACE Cash Express Inc
4.45%, 04/01/2025	506	528	11.00%, 02/01/2019 (e)	1,106	536
5.95%, 03/15/2022	690	774	ADT Corp/The
Masonite International Corp			2.25%, 07/15/2017	790	800
5.63%, 03/15/2023(e)	373	390	4.13%, 06/15/2023	1,222	1,136
NCI Building Systems Inc			4.88%, 07/15/2042	980	733
8.25%, 01/15/2023(e)	420	449	Ahern Rentals Inc
NWH Escrow Corp			7.38%, 05/15/2023(e)	563	429
7.50%, 08/01/2021(e)	197	151	APX Group Inc
Standard Industries Inc/NJ			8.75%, 12/01/2020	1,460	1,369
5.13%, 02/15/2021(e)	170	177	Cenveo Corp
5.38%, 11/15/2024(e)	745	777	8.50%, 09/15/2022(e)	420	231
5.50%, 02/15/2023(e)	285	298	Garda World Security Corp
6.00%, 10/15/2025(e)	262	282	7.25%, 11/15/2021(e)	925	747
Summit Materials LLC / Summit Materials			Harland Clarke Holdings Corp
Finance Corp			6.88%, 03/01/2020(e)	380	346
6.13%, 07/15/2023	1,298	1,308	Hertz Corp/The
US Concrete Inc			4.25%, 04/01/2018	1,075	1,086
8.50%, 12/01/2018	795	827	5.88%, 10/15/2020	980	995
USG Corp			Jaguar Holding Co II / Pharmaceutical Product
5.50%, 03/01/2025(e)	395	418	Development LLC
6.30%, 11/15/2016	480	493	6.38%, 08/01/2023(e)	1,235	1,283
9.75%, 01/15/2018(f)	2,175	2,441	Live Nation Entertainment Inc
Vulcan Materials Co			7.00%, 09/01/2020(e)	274	287
4.50%, 04/01/2025	384	409	Mustang Merger Corp
		$16,880	8.50%, 08/15/2021(e)	383	400

Chemicals - 1.80%			Prime Security Services Borrower LLC /
			Prime Finance Inc
Ashland Inc			9.25%, 05/15/2023(e),(g)	1,668	1,731
4.75%, 08/15/2022(f)	867	872

			RR Donnelley & Sons Co
Axiall Corp			6.00%, 04/01/2024	845	761
4.88%, 05/15/2023	532	526
			6.50%, 11/15/2023	839	784
Basell Finance Co BV
8.10%, 03/15/2027(e)	575	747	7.00%, 02/15/2022	665	650
			7.25%, 05/15/2018	383	406
Blue Cube Spinco Inc
9.75%, 10/15/2023(e)	1,202	1,372	7.63%, 06/15/2020	2,755	2,845
10.00%, 10/15/2025 (e)	883	1,018	7.88%, 03/15/2021	1,215	1,258
			8.25%, 03/15/2019	2,275	2,417

Hexion Inc
6.63%, 04/15/2020	1,629	1,364	Service Corp International/US
			5.38%, 05/15/2024	1,845	1,965
10.00%, 04/15/2020	341	315
			8.00%, 11/15/2021	440	515

Huntsman International LLC
4.88%, 11/15/2020	365	368	Syniverse Holdings Inc
			9.13%, 01/15/2019	1,600	792
Momentive Performance - Escrow
0.00%, 10/15/2020(a),(b),(c)	1,740	—	Team Health Inc
			7.25%, 12/15/2023(e)	2,290	2,431
Momentive Performance Materials Inc
3.88%, 10/24/2021	1,740	1,331

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
United Rentals North America Inc			Ally Financial Inc (continued)
5.50%, 07/15/2025	$550	$547	8.00%, 03/15/2020	$3,505	$3,974
5.75%, 11/15/2024	1,050	1,064	8.00%, 11/01/2031	706	851
5.88%, 09/15/2026(c),(g)	605	605	8.00%, 11/01/2031	900	1,078
6.13%, 06/15/2023	2,140	2,220	CNG Holdings Inc
7.38%, 05/15/2020	945	983	9.38%, 05/15/2020(e)	920	409
8.25%, 02/01/2021	920	959	E*TRADE Financial Corp
		$33,311	4.63%, 09/15/2023	382	387
			5.38%, 11/15/2022	465	494
Computers - 0.65%			ILFC E-Capital Trust I
Diebold Inc			4.24%, 12/21/2065(e),(f)	1,483	1,216
8.50%, 04/15/2024(e)	578	585
			ILFC E-Capital Trust II
IHS Inc			4.49%, 12/21/2065(e),(f)	915	750
5.00%, 11/01/2022	2,142	2,238	International Lease Finance Corp
Riverbed Technology Inc			4.63%, 04/15/2021	2,672	2,769
8.88%, 03/01/2023(e)	560	564
			5.88%, 08/15/2022	185	203
Western Digital Corp			6.25%, 05/15/2019	1,590	1,725
7.38%, 04/01/2023(e)	297	300
10.50%, 04/01/2024 (e)	2,118	2,060	8.63%, 01/15/2022	1,700	2,057
			8.88%, 09/01/2017	1,795	1,932
		$5,747	National Financial Partners Corp
			9.00%, 07/15/2021(e)	545	542
Consumer Products - 0.22%
Central Garden & Pet Co			Nationstar Mortgage LLC / Nationstar Capital
6.13%, 11/15/2023	80	84	Corp
Prestige Brands Inc			6.50%, 07/01/2021	232	204
6.38%, 03/01/2024(e)	415	436	6.50%, 06/01/2022	142	122
Spectrum Brands Inc			7.88%, 10/01/2020	515	494
5.75%, 07/15/2025	630	668	9.63%, 05/01/2019	126	131
6.13%, 12/15/2024	736	787	Navient Corp
		$1,975	4.88%, 06/17/2019	3,920	3,755
			5.50%, 01/15/2019	390	387
Cosmetics & Personal Care - 0.26%			5.88%, 03/25/2021	1,145	1,082
Edgewell Personal Care Co			6.13%, 03/25/2024	854	765
4.70%, 05/19/2021	525	548	Quicken Loans Inc
4.70%, 05/24/2022	1,360	1,421	5.75%, 05/01/2025(e)	836	786
Revlon Consumer Products Corp			Springleaf Finance Corp
5.75%, 02/15/2021(f)	325	331	7.75%, 10/01/2021	73	72
		$2,300	8.25%, 12/15/2020	347	358

Distribution & Wholesale - 0.61%			Walter Investment Management Corp
Global Partners LP / GLP Finance Corp			7.88%, 12/15/2021	2,440	1,616
6.25%, 07/15/2022	315	258			$43,132
H&E Equipment Services Inc			Electric - 2.78%
7.00%, 09/01/2022	819	827	AES Corp/VA
HD Supply Inc			4.88%, 05/15/2023	1,000	985
5.25%, 12/15/2021(e)	1,580	1,659	5.50%, 04/15/2025	525	526
5.75%, 04/15/2024(e)	789	828	Calpine Corp
7.50%, 07/15/2020	1,275	1,353	0.00%, 07/15/2013(a),(b),(c)	1,500	—
Univar USA Inc			5.38%, 01/15/2023	1,615	1,629
6.75%, 07/15/2023(e)	440	438	5.50%, 02/01/2024	1,000	1,010
		$5,363	6.00%, 01/15/2022(e)	1,550	1,637

Diversified Financial Services - 4.87%			Dynegy Inc
AerCap Ireland Capital Ltd / AerCap Global			5.88%, 06/01/2023	1,207	1,092
Aviation Trust			6.75%, 11/01/2019	575	580
3.75%, 05/15/2019	1,290	1,308	7.38%, 11/01/2022	900	889
4.50%, 05/15/2021	2,520	2,601	7.63%, 11/01/2024	370	362
4.63%, 07/01/2022	379	392	GenOn Energy Inc
			9.88%, 10/15/2020	1,000	700
Aircastle Ltd			InterGen NV
5.00%, 04/01/2023	530	540	7.00%, 06/30/2023(e)	643	444
5.13%, 03/15/2021	1,170	1,238
5.50%, 02/15/2022	405	431	IPALCO Enterprises Inc
6.25%, 12/01/2019	1,532	1,681	5.00%, 05/01/2018	650	682
Alliance Data Systems Corp			NRG Energy Inc
5.38%, 08/01/2022(e)	305	293	6.25%, 07/15/2022	1,790	1,755
Ally Financial Inc			6.25%, 05/01/2024	1,000	975
2.75%, 01/30/2017	410	409	6.63%, 03/15/2023	2,053	2,017
3.25%, 11/05/2018	140	140	7.88%, 05/15/2021	2,505	2,604
3.60%, 05/21/2018	1,385	1,392	8.25%, 09/01/2020	470	486
4.13%, 03/30/2020	465	474	Talen Energy Supply LLC
			4.60%, 12/15/2021	1,455	1,135
4.63%, 05/19/2022	1,137	1,165	4.62%, 07/15/2019(e),(f)	3,356	3,121
4.63%, 03/30/2025	825	833
5.50%, 02/15/2017	335	342	6.50%, 06/01/2025	1,427	1,267
			Terraform Global Operating LLC
6.25%, 12/01/2017	1,665	1,734	9.75%, 08/15/2022(e)	382	339

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
Texas Competitive Electric Holdings Co LLC			Scientific Games International
/ TCEH Finance Inc			Inc (continued)
0.00%, 10/01/2020(a),(e),(f)	$1,075	$360	7.00%, 01/01/2022(e)	$330	$336
		$24,595	10.00%, 12/01/2022	5,755	4,756
			Shingle Springs Tribal Gaming Authority
Electrical Components & Equipment - 0.14%			9.75%, 09/01/2021(e)	562	615
Anixter Inc
5.50%, 03/01/2023(e)	425	434	Six Flags Entertainment Corp
			5.25%, 01/15/2021(e)	1,535	1,589
EnerSys
5.00%, 04/30/2023(e)	240	239	WMG Acquisition Corp
			5.63%, 04/15/2022(e)	575	585
International Wire Group Holdings Inc			6.75%, 04/15/2022(e)	650	644
8.50%, 10/15/2017(e)	593	591
					$29,219
		$1,264
			Environmental Control - 0.12%
Electronics - 0.15%			Casella Waste Systems Inc
Flextronics International Ltd			7.75%, 02/15/2019	1,015	1,034
4.63%, 02/15/2020	245	256
5.00%, 02/15/2023	1,080	1,109
		$1,365	Food- 2.47%
			Albertson's Holdings LLC/Safeway Inc
Energy - Alternate Sources - 0.04%			7.75%, 10/15/2022(e)	1,304	1,395
TerraForm Power Operating LLC
5.88%, 02/01/2023(e)	209	182	B&G Foods Inc
			4.63%, 06/01/2021	250	254
6.13%, 06/15/2025(e)	210	181
			Bumble Bee Holdings Inc
		$363	9.00%, 12/15/2017(e)	575	578
Engineering & Construction - 0.61%			Darling Ingredients Inc
AECOM			5.38%, 01/15/2022	1,345	1,402
5.75%, 10/15/2022	444	463	Dean Foods Co
			6.50%, 03/15/2023(e)	1,500	1,575
5.88%, 10/15/2024	2,275	2,389
MasTec Inc			Ingles Markets Inc
4.88%, 03/15/2023	1,197	1,101	5.75%, 06/15/2023	440	458
			JBS USA LLC / JBS USA Finance Inc
SBA Communications Corp			5.75%, 06/15/2025(e)	621	571
4.88%, 07/15/2022	520	524
			5.88%, 07/15/2024(e)	1,421	1,321

Tutor Perini Corp			7.25%, 06/01/2021(e)	1,227	1,258
7.63%, 11/01/2018	899	892
			7.25%, 06/01/2021(e)	1,517	1,555
		$5,369	8.25%, 02/01/2020(e)	1,193	1,244
Entertainment - 3.30%			Pilgrim's Pride Corp
AMC Entertainment Inc			5.75%, 03/15/2025(e)	395	402
5.75%, 06/15/2025	695	712	Pinnacle Foods Finance LLC / Pinnacle Foods
5.88%, 02/15/2022	685	711	Finance Corp
Cedar Fair LP / Canada's Wonderland Co /			5.88%, 01/15/2024(e)	160	169
Magnum Management Corp			Post Holdings Inc
5.25%, 03/15/2021	1,325	1,381	6.00%, 12/15/2022(e)	2,760	2,834
Chukchansi Economic Development			6.75%, 12/01/2021(e)	1,339	1,403
Authority			7.75%, 03/15/2024(e)	882	959
9.75%, 05/30/2020(e)	1,238	730	8.00%, 07/15/2025(e)	478	530
Cinemark USA Inc			Safeway Inc
5.13%, 12/15/2022	500	517	5.00%, 08/15/2019	19	19
Eldorado Resorts Inc			Smithfield Foods Inc
7.00%, 08/01/2023	115	120	5.88%, 08/01/2021(e)	1,426	1,487
GLP Capital LP / GLP Financing II Inc			6.63%, 08/15/2022	875	925
4.38%, 04/15/2021	35	36	SUPERVALU Inc
4.88%, 11/01/2020	2,085	2,200	7.75%, 11/15/2022	1,343	1,182
5.38%, 11/01/2023	1,410	1,469	TreeHouse Foods Inc
5.38%, 04/15/2026	145	151	4.88%, 03/15/2022	53	55
International Game Technology PLC			6.00%, 02/15/2024(e)	285	303
6.50%, 02/15/2025(e)	1,715	1,736			$21,879
Isle of Capri Casinos Inc
5.88%, 03/15/2021	1,330	1,387	Food Service - 0.02%
8.88%, 06/15/2020	915	962	Aramark Services Inc
Mohegan Tribal Gaming Authority			5.13%, 01/15/2024	135	143
9.75%, 09/01/2021	3,475	3,623
11.00%, 09/15/2018 (e)	254	255	Forest Products & Paper - 0.12%
Peninsula Gaming LLC / Peninsula Gaming			Cascades Inc
Corp			5.50%, 07/15/2022(e)	308	297
8.38%, 02/15/2018(e)	760	774	5.75%, 07/15/2023(e)	300	286
Regal Entertainment Group			Clearwater Paper Corp
5.75%, 03/15/2022	1,885	1,963	4.50%, 02/01/2023	395	391
5.75%, 06/15/2023	525	537	5.38%, 02/01/2025(e)	104	104
Scientific Games International Inc					$1,078
6.25%, 09/01/2020	1,315	845
6.63%, 05/15/2021	925	585

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Gas- 0.13%			Healthcare - Services (continued)
AmeriGas Partners LP / AmeriGas Finance			HCA Holdings Inc
Corp			6.25%, 02/15/2021	$619	$673
6.25%, 08/20/2019	$500	$511	HCA Inc
NGL Energy Partners LP / NGL Energy			3.75%, 03/15/2019	1,300	1,336
Finance Corp			4.25%, 10/15/2019	1,890	1,966
5.13%, 07/15/2019	281	236	4.75%, 05/01/2023	245	251
6.88%, 10/15/2021	516	434	5.00%, 03/15/2024	2,109	2,183
		$1,181	5.25%, 04/15/2025	571	591
			5.25%, 06/15/2026	1,455	1,512
Hand & Machine Tools - 0.09%			5.38%, 02/01/2025	1,726	1,765
Milacron LLC / Mcron Finance Corp			5.88%, 03/15/2022	531	580
7.75%, 02/15/2021(e)	790	793
			5.88%, 05/01/2023	478	503
			5.88%, 02/15/2026	480	498
Healthcare - Products - 1.22%			6.50%, 02/15/2020	2,377	2,633
Alere Inc			7.50%, 02/15/2022	825	934
6.38%, 07/01/2023(e)	111	113	7.69%, 06/15/2025	1,130	1,209
6.50%, 06/15/2020	358	354	IASIS Healthcare LLC / IASIS Capital Corp
ConvaTec Healthcare E SA			8.38%, 05/15/2019	4,552	4,348
10.50%, 12/15/2018 (e)	1,383	1,417	LifePoint Health Inc
DJO Finco Inc / DJO Finance LLC / DJO			5.50%, 12/01/2021	598	622
Finance Corp			MPH Acquisition Holdings LLC
8.13%, 06/15/2021(e)	2,795	2,446	6.63%, 04/01/2022(e)	1,212	1,265
Halyard Health Inc			Tenet Healthcare Corp
6.25%, 10/15/2022	320	325	4.38%, 10/01/2021	530	531
Hill-Rom Holdings Inc			4.50%, 04/01/2021	750	759
5.75%, 09/01/2023(e),(f)	325	337	5.00%, 03/01/2019	401	397
Hologic Inc			5.50%, 03/01/2019	270	270
5.25%, 07/15/2022(e)	500	524	6.00%, 10/01/2020	1,151	1,220
Mallinckrodt International Finance SA			6.25%, 11/01/2018	1,417	1,517
4.75%, 04/15/2023	143	117	6.75%, 06/15/2023	575	568
Mallinckrodt International Finance SA /			6.88%, 11/15/2031	535	439
Mallinckrodt CB LLC			8.00%, 08/01/2020	603	621
4.88%, 04/15/2020(e)	815	782	8.13%, 04/01/2022	1,902	1,973
5.50%, 04/15/2025(e)	1,835	1,656	Universal Health Services Inc
5.63%, 10/15/2023(e)	1,145	1,073	4.75%, 08/01/2022(e)	259	264
5.75%, 08/01/2022(e)	1,143	1,079			$51,931
Sterigenics-Nordion Holdings LLC
6.50%, 05/15/2023(e)	190	193	Holding Companies - Diversified - 0.43%
			Argos Merger Sub Inc
Teleflex Inc			7.13%, 03/15/2023(e)	3,705	3,788
5.25%, 06/15/2024	367	382
		$10,798
			Home Builders - 1.64%
Healthcare - Services - 5.87%			CalAtlantic Group Inc
Acadia Healthcare Co Inc			5.38%, 10/01/2022	933	961
6.13%, 03/15/2021	253	263	5.88%, 11/15/2024	389	411
6.50%, 03/01/2024(e)	205	216
			8.38%, 01/15/2021	910	1,072
Amsurg Corp			DR Horton Inc
5.63%, 11/30/2020	364	373	4.38%, 09/15/2022	682	694
5.63%, 07/15/2022	690	708	4.75%, 02/15/2023	128	133
Centene Corp			5.75%, 08/15/2023	1,610	1,763
4.75%, 05/15/2022	40	41
5.63%, 02/15/2021(e)	540	568	Lennar Corp
6.13%, 02/15/2024(e)	360	380	4.50%, 06/15/2019	85	88
			4.50%, 11/15/2019	820	851
CHS/Community Health Systems Inc			4.75%, 12/15/2017	1,065	1,092
5.13%, 08/15/2018	1,321	1,338	4.75%, 11/15/2022(f)	1,695	1,720
5.13%, 08/01/2021	1,128	1,131	4.75%, 05/30/2025	410	411
6.88%, 02/01/2022	894	809	4.88%, 12/15/2023	100	102
7.13%, 07/15/2020	386	373	M/I Homes Inc
8.00%, 11/15/2019	1,207	1,215	6.75%, 01/15/2021	530	530
DaVita HealthCare Partners Inc			Mattamy Group Corp
5.00%, 05/01/2025	2,035	2,035	6.50%, 11/15/2020(e)	441	427
5.13%, 07/15/2024	1,285	1,307	Meritage Homes Corp
5.75%, 08/15/2022	1,159	1,214	7.00%, 04/01/2022	140	150
Envision Healthcare Corp			7.15%, 04/15/2020	315	335
5.13%, 07/01/2022(e)	929	945
			PulteGroup Inc
Fresenius Medical Care US Finance II Inc			4.25%, 03/01/2021	250	254
4.13%, 10/15/2020(e)	538	556
4.75%, 10/15/2024(e)	1,270	1,317	5.50%, 03/01/2026	339	350
5.63%, 07/31/2019(e)	1,939	2,111	6.00%, 02/15/2035	580	563
5.88%, 01/31/2022(e)	1,214	1,335	Taylor Morrison Communities Inc / Monarch
6.50%, 09/15/2018(e)	1,810	1,989	Communities Inc
			5.25%, 04/15/2021(e)	1,260	1,257
Fresenius Medical Care US Finance Inc			5.63%, 03/01/2024(e)	366	357
5.75%, 02/15/2021(e)	255	279

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Leisure Products & Services (continued)
Taylor Morrison Communities Inc / Monarch			Sabre GLBL Inc (continued)
Communities Inc (continued)			5.38%, 04/15/2023(e)	$289	$294
5.88%, 04/15/2023(e)	$412	$411			$1,326
Toll Brothers Finance Corp
4.88%, 11/15/2025	269	271	Lodging - 1.29%
5.63%, 01/15/2024	315	329	Boyd Gaming Corp
			6.38%, 04/01/2026(e)	845	864
		$14,532
			6.88%, 05/15/2023	586	608
Home Furnishings - 0.05%			Downstream Development Authority of the
Tempur Sealy International Inc			Quapaw Tribe of Oklahoma
5.63%, 10/15/2023	405	421	10.50%, 07/01/2019 (e)	400	380
			Golden Nugget Escrow Inc
			8.50%, 12/01/2021(e)	390	405
Housewares - 0.03%

Scotts Miracle-Gro Co/The			Hilton Worldwide Finance LLC / Hilton
6.00%, 10/15/2023(e)	267	282	Worldwide Finance Corp
			5.63%, 10/15/2021	1,125	1,172
			MGM Resorts International
Insurance - 0.33%			6.00%, 03/15/2023	435	452
CNO Financial Group Inc			6.63%, 12/15/2021	500	532
5.25%, 05/30/2025	481	495	7.75%, 03/15/2022	1,845	2,062
Fidelity & Guaranty Life Holdings Inc			8.63%, 02/01/2019	850	967
6.38%, 04/01/2021(e)	425	425	MGP Escrow Issuer LLC / MGP Escrow Co-
Hartford Financial Services Group Inc/The			Issuer Inc
8.13%, 06/15/2068(f)	395	427	5.63%, 05/01/2024(e)	685	714
Liberty Mutual Group Inc			Seminole Hard Rock Entertainment Inc /
7.80%, 03/07/2087(e)	626	684	Seminole Hard Rock International LLC
Radian Group Inc			5.88%, 05/15/2021(e)	775	779
7.00%, 03/15/2021	230	245	Station Casinos LLC
USI Inc/NY			7.50%, 03/01/2021	1,430	1,515
7.75%, 01/15/2021(e)	636	636	Wynn Las Vegas LLC / Wynn Las Vegas
		$2,912	Capital Corp
			5.50%, 03/01/2025(e)	975	933
Internet - 0.31%					$11,383
Netflix Inc
5.50%, 02/15/2022	915	956	Machinery - Construction & Mining - 0.32%
5.75%, 03/01/2024	75	78	BlueLine Rental Finance Corp
5.88%, 02/15/2025	425	446	7.00%, 02/01/2019(e)	610	535
VeriSign Inc			Oshkosh Corp
5.25%, 04/01/2025	149	153	5.38%, 03/01/2025	323	333
Zayo Group LLC / Zayo Capital Inc			Terex Corp
6.00%, 04/01/2023	580	596	6.00%, 05/15/2021	1,090	1,079
6.38%, 05/15/2025(e)	360	375	6.50%, 04/01/2020	855	856
10.13%, 07/01/2020	169	180			$2,803
		$2,784
			Machinery - Diversified - 0.63%
Iron & Steel - 1.21%			ATS Automation Tooling Systems Inc
AK Steel Corp			6.50%, 06/15/2023(e)	453	467
8.75%, 12/01/2018	450	464	Briggs & Stratton Corp
Allegheny Technologies Inc			6.88%, 12/15/2020	475	516
7.88%, 08/15/2023(f)	295	242	Case New Holland Industrial Inc
ArcelorMittal			7.88%, 12/01/2017	2,605	2,774
6.13%, 06/01/2025	215	210	Gardner Denver Inc
6.50%, 03/01/2021(f)	200	204	6.88%, 08/15/2021(e)	345	295
7.25%, 02/25/2022(f)	2,290	2,409	Manitowoc Foodservice Inc
8.00%, 10/15/2039(f)	4,575	4,255	9.50%, 02/15/2024(e)	645	713
10.85%, 06/01/2019 (f)	545	624	Zebra Technologies Corp
Commercial Metals Co			7.25%, 10/15/2022	763	826
4.88%, 05/15/2023	581	529			$5,591
Signode Industrial Group Lux SA/Signode
Industrial Group US Inc			Media- 9.65%
6.38%, 05/01/2022(e)	600	585	Altice Financing SA
			6.63%, 02/15/2023(e)	865	855
Steel Dynamics Inc			7.50%, 05/15/2026(e),(g)	775	776
5.13%, 10/01/2021	300	307
5.25%, 04/15/2023	200	203	Altice Luxembourg SA
			7.63%, 02/15/2025(e)	1,069	1,033
5.50%, 10/01/2024	320	325	7.75%, 05/15/2022(e)	3,069	3,061
6.38%, 08/15/2022	320	337
			Altice US Finance I Corp
		$10,694	5.50%, 05/15/2026(e)	2,103	2,124
Leisure Products & Services - 0.15%			AMC Networks Inc
NCL Corp Ltd			5.00%, 04/01/2024	785	786
4.63%, 11/15/2020(e)	65	66	Cablevision Systems Corp
5.25%, 11/15/2019(e)	855	879	7.75%, 04/15/2018	265	278
Sabre GLBL Inc			8.00%, 04/15/2020	1,220	1,222
5.25%, 11/15/2023(e)	86	87	8.63%, 09/15/2017	468	496

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Media (continued)
CCO Holdings LLC / CCO Holdings Capital			Sirius XM Radio Inc (continued)
Corp			5.75%, 08/01/2021(e)	$150	$157
5.13%, 05/01/2023(e)	$260	$265	5.88%, 10/01/2020(e)	2,085	2,163
5.25%, 03/15/2021	215	223	TEGNA Inc
5.25%, 09/30/2022	845	872	4.88%, 09/15/2021(e)	145	148
5.38%, 05/01/2025(e)	888	909	5.13%, 10/15/2019	1,850	1,915
5.50%, 05/01/2026(e)	825	842	5.13%, 07/15/2020	1,055	1,099
5.75%, 09/01/2023	56	59	5.50%, 09/15/2024(e)	365	377
5.88%, 04/01/2024(e)	1,582	1,657	6.38%, 10/15/2023	540	583
5.88%, 05/01/2027(e)	1,470	1,507	7.13%, 09/01/2018	382	388
6.63%, 01/31/2022	712	756	Time Warner Cable Inc
CCO Safari II LLC			7.30%, 07/01/2038	575	707
4.46%, 07/23/2022(e)	279	297	Unitymedia GmbH
CCOH Safari LLC			6.13%, 01/15/2025(e)	400	412
5.75%, 02/15/2026(e)	3,722	3,843	Unitymedia Hessen GmbH & Co KG /
Cequel Communications Holdings I LLC /			Unitymedia NRW GmbH
Cequel Capital Corp			5.00%, 01/15/2025(e)	600	603
5.13%, 12/15/2021(e)	1,125	1,060	5.50%, 01/15/2023(e)	800	829
6.38%, 09/15/2020(e)	1,502	1,538	Univision Communications Inc
Clear Channel Worldwide Holdings Inc			5.13%, 05/15/2023(e)	2,530	2,549
6.50%, 11/15/2022	1,252	1,215	5.13%, 02/15/2025(e)	700	692
6.50%, 11/15/2022	1,518	1,526	6.75%, 09/15/2022(e)	517	548
7.63%, 03/15/2020	3,226	2,990	8.50%, 05/15/2021(e)	625	652
7.63%, 03/15/2020	150	131	UPCB Finance IV Ltd
CSC Holdings LLC			5.38%, 01/15/2025(e)	1,045	1,063
7.63%, 07/15/2018	765	828	Videotron Ltd
DISH DBS Corp			5.38%, 06/15/2024(e)	767	801
5.00%, 03/15/2023	315	288	Virgin Media Finance PLC
5.88%, 11/15/2024	2,437	2,287	5.75%, 01/15/2025(e)	226	228
6.75%, 06/01/2021	4,895	5,043	6.00%, 10/15/2024(e)	1,700	1,734
7.88%, 09/01/2019	110	121	6.38%, 04/15/2023(e)	200	206
Gray Television Inc			Virgin Media Secured Finance PLC
7.50%, 10/01/2020	893	935	5.38%, 04/15/2021(e)	1,368	1,430
iHeartCommunications Inc			5.50%, 08/15/2026(e)	645	649
6.88%, 06/15/2018	503	297	WideOpenWest Finance LLC /
7.25%, 10/15/2027	730	321	WideOpenWest Capital Corp
9.00%, 12/15/2019	607	470	10.25%, 07/15/2019	685	687
11.25%, 03/01/2021	2,354	1,677			$85,427
Liberty Interactive LLC
8.50%, 07/15/2029	695	725	Metal Fabrication & Hardware - 0.03%
LIN Television Corp			Wise Metals Group LLC / Wise Alloys
5.88%, 11/15/2022	1,020	1,040	Finance Corp
			8.75%, 12/15/2018(e)	240	222
Mediacom LLC / Mediacom Capital Corp
7.25%, 02/15/2022	183	192
Neptune Finco Corp			Mining - 2.37%
10.88%, 10/15/2025 (e)	2,355	2,620	Alcoa Inc
Nexstar Broadcasting Inc			5.13%, 10/01/2024	1,655	1,611
6.13%, 02/15/2022(e)	445	446	5.87%, 02/23/2022	208	212
Nielsen Finance LLC / Nielsen Finance Co			5.90%, 02/01/2027	619	601
4.50%, 10/01/2020	1,260	1,295	6.75%, 01/15/2028	881	872
5.00%, 04/15/2022(e)	3,632	3,705	Aleris International Inc
Numericable-SFR SA			9.50%, 04/01/2021(e)	415	434
4.88%, 05/15/2019(e)	670	694	Anglo American Capital PLC
6.00%, 05/15/2022(e)	4,707	4,713	4.13%, 04/15/2021(e)	115	106
6.25%, 05/15/2024(e)	1,282	1,240	4.13%, 09/27/2022(e)	360	326
7.38%, 05/01/2026(e)	1,851	1,879	4.45%, 09/27/2020(e)	570	539
Quebecor Media Inc			4.88%, 05/14/2025(e)	1,000	913
5.75%, 01/15/2023	180	186	Coeur Mining Inc
Quebecor World PLC			7.88%, 02/01/2021	618	547
0.00%, 01/15/2025(a),(b),(c)	480	—	First Quantum Minerals Ltd
0.00%, 11/15/2025(a),(b),(c)	1,075	—	6.75%, 02/15/2020(e)	264	220
0.00%, 08/01/2027(a),(b),(c)	830	—	Freeport-McMoRan Inc
RCN Telecom Services LLC / RCN Capital			3.10%, 03/15/2020	1,655	1,490
Corp			3.55%, 03/01/2022	575	480
8.50%, 08/15/2020(e)	425	430	3.88%, 03/15/2023	2,730	2,286
Sinclair Television Group Inc			4.00%, 11/14/2021	1,075	951
5.63%, 08/01/2024(e)	940	966	4.55%, 11/14/2024	865	728
6.13%, 10/01/2022	1,030	1,100	5.40%, 11/14/2034	1,718	1,314
Sirius XM Radio Inc			5.45%, 03/15/2043	1,632	1,224
4.25%, 05/15/2020(e)	190	194	Hecla Mining Co
4.63%, 05/15/2023(e)	590	584	6.88%, 05/01/2021	613	570
5.38%, 04/15/2025(e)	205	210

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Oil & Gas (continued)
HudBay Minerals Inc			Concho Resources Inc (continued)
9.50%, 10/01/2020	$255	$217	6.50%, 01/15/2022	$410	$426
Kaiser Aluminum Corp			ConocoPhillips Co
5.88%, 05/15/2024(e),(g)	184	188	4.30%, 11/15/2044	436	423
Lundin Mining Corp			Continental Resources Inc/OK
7.50%, 11/01/2020(e)	490	495	3.80%, 06/01/2024	720	614
7.88%, 11/01/2022(e)	350	354	4.50%, 04/15/2023	1,125	1,005
New Gold Inc			5.00%, 09/15/2022	1,596	1,490
6.25%, 11/15/2022(e)	484	445	7.13%, 04/01/2021	98	99
7.00%, 04/15/2020(e)	435	424	Encana Corp
Prince Mineral Holding Corp			3.90%, 11/15/2021	967	885
11.50%, 12/15/2019 (e),(f)	216	188	6.50%, 08/15/2034	1,520	1,401
Taseko Mines Ltd			6.50%, 02/01/2038	699	625
7.75%, 04/15/2019	305	177	6.63%, 08/15/2037	525	478
Teck Resources Ltd			Ensco PLC
3.75%, 02/01/2023	240	185	4.50%, 10/01/2024	91	65
4.75%, 01/15/2022	590	490	4.70%, 03/15/2021	182	152
6.00%, 08/15/2040	2,210	1,607	EP Energy LLC / Everest Acquisition Finance
6.25%, 07/15/2041	1,030	778	Inc
		$20,972	6.38%, 06/15/2023	2,971	1,708
			7.75%, 09/01/2022	627	364
Miscellaneous Manufacturers - 0.16%			9.38%, 05/01/2020	2,970	1,936
Bombardier Inc
4.75%, 04/15/2019(e)	428	398	Halcon Resources Corp
			13.00%, 02/15/2022 (e)	641	205
5.50%, 09/15/2018(e)	322	317
6.00%, 10/15/2022(e)	855	727	Hilcorp Energy I LP / Hilcorp Finance Co
			5.00%, 12/01/2024(e)	561	522
		$1,442	5.75%, 10/01/2025(e)	551	519
			7.63%, 04/15/2021(e)	691	705
Office & Business Equipment - 0.04%
CDW LLC / CDW Finance Corp			Jupiter Resources Inc
5.00%, 09/01/2023	136	139	8.50%, 10/01/2022(e)	535	340
5.50%, 12/01/2024	240	253	MEG Energy Corp
			6.50%, 03/15/2021(e)	165	130
		$392
			7.00%, 03/31/2024(e)	519	407
Oil & Gas - 6.46%			Newfield Exploration Co
Anadarko Petroleum Corp			5.38%, 01/01/2026	1,450	1,435
4.85%, 03/15/2021	181	189	5.63%, 07/01/2024	1,006	1,024
5.55%, 03/15/2026	127	136	5.75%, 01/30/2022	1,864	1,895
6.60%, 03/15/2046	127	144	Oasis Petroleum Inc
Antero Resources Corp			6.50%, 11/01/2021	1,000	915
5.13%, 12/01/2022	1,774	1,703	6.88%, 03/15/2022	1,850	1,651
5.38%, 11/01/2021	832	805	7.25%, 02/01/2019	494	469
5.63%, 06/01/2023	1,160	1,125	Parker Drilling Co
6.00%, 12/01/2020	578	579	7.50%, 08/01/2020	259	215
Apache Corp			PBF Holding Co LLC / PBF Finance Corp
3.25%, 04/15/2022	151	150	7.00%, 11/15/2023(e)	367	358
4.75%, 04/15/2043	243	238	Penn Virginia Corp
5.10%, 09/01/2040	50	50	8.50%, 05/01/2020	373	76
6.00%, 01/15/2037	71	77	Precision Drilling Corp
California Resources Corp			5.25%, 11/15/2024	633	494
5.00%, 01/15/2020	109	47	6.50%, 12/15/2021	235	202
5.50%, 09/15/2021	97	40	QEP Resources Inc
6.00%, 11/15/2024	50	21	5.25%, 05/01/2023	521	490
8.00%, 12/15/2022(e)	680	467	5.38%, 10/01/2022	550	521
Cenovus Energy Inc			6.88%, 03/01/2021	988	978
5.70%, 10/15/2019	327	339	Range Resources Corp
6.75%, 11/15/2039	350	340	4.88%, 05/15/2025	825	764
Chesapeake Energy Corp			5.00%, 08/15/2022	1,975	1,844
5.38%, 06/15/2021	1,285	732	5.00%, 03/15/2023	3,205	2,957
5.75%, 03/15/2023	720	403	Rice Energy Inc
6.13%, 02/15/2021	865	513	7.25%, 05/01/2023	405	409
6.63%, 08/15/2020	355	217	Sabine Oil & Gas Corp
6.88%, 11/15/2020	355	217	0.00%, 02/15/2017(a)	195	2
8.00%, 12/15/2022(e)	1,783	1,212	SM Energy Co
Cimarex Energy Co			5.00%, 01/15/2024	1,400	1,166
4.38%, 06/01/2024	492	501	5.63%, 06/01/2025	409	344
5.88%, 05/01/2022	142	149	6.13%, 11/15/2022	240	217
Citgo Holding Inc			6.50%, 11/15/2021	594	553
10.75%, 02/15/2020 (e)	482	473	6.50%, 01/01/2023	726	664
CITGO Petroleum Corp			Stone Energy Corp
6.25%, 08/15/2022(e)	537	524	7.50%, 11/15/2022	562	145
Concho Resources Inc			Sunoco LP / Sunoco Finance Corp
5.50%, 04/01/2023	1,850	1,864	6.25%, 04/15/2021(e)	633	641

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
Sunoco LP / Sunoco Finance			Reynolds Group Issuer Inc / Reynolds Group
Corp (continued)			Issuer LLC / Reynolds Group Issuer
6.38%, 04/01/2023(e)	$825	$837	(Luxembourg) S.A. (continued)
Tesoro Corp			6.88%, 02/15/2021(f)	$1,045	$1,086
5.13%, 04/01/2024	328	328	7.13%, 04/15/2019	870	886
Transocean Inc			8.25%, 02/15/2021	760	787
6.50%, 11/15/2020	163	134	9.88%, 08/15/2019	1,171	1,211
7.13%, 12/15/2021(f)	1,050	856	Sealed Air Corp
Ultra Petroleum Corp			5.50%, 09/15/2025(e)	995	1,056
0.00%, 12/15/2018(a),(e)	850	127	6.50%, 12/01/2020(e)	500	567
6.13%, 10/01/2024(e)	646	97			$15,660
Unit Corp
6.63%, 05/15/2021	1,193	808	Pharmaceuticals - 2.67%
			Endo Finance LLC
W&T Offshore Inc			5.75%, 01/15/2022(e)	91	89
8.50%, 06/15/2019	424	68
			Endo Finance LLC / Endo Finco Inc
Western Refining Logistics LP / WNRL			5.87%, 01/15/2023(e),(f)	2,500	2,394
Finance Corp			7.75%, 01/15/2022(e)	161	167
7.50%, 02/15/2023	661	633
Whiting Petroleum Corp			Endo Ltd / Endo Finance LLC / Endo Finco
5.00%, 03/15/2019	2,375	2,102	Inc
			6.00%, 07/15/2023(e)	1,895	1,860
5.75%, 03/15/2021	165	137	6.00%, 02/01/2025(e)	1,160	1,108
6.25%, 04/01/2023	1,095	912
WPX Energy Inc			Grifols Worldwide Operations Ltd
5.25%, 09/15/2024	343	289	5.25%, 04/01/2022	200	206
6.00%, 01/15/2022	1,799	1,619	NBTY Inc
			7.63%, 05/15/2021(e),(g)	1,545	1,579
		$57,130
			9.00%, 10/01/2018	595	608
Oil & Gas Services - 0.22%			Quintiles Transnational Corp
Archrock Partners LP / Archrock Partners			4.88%, 05/15/2023(e)	220	225
Finance Corp			Valeant Pharmaceuticals International
6.00%, 10/01/2022	370	290	6.38%, 10/15/2020(e)	1,775	1,609
Basic Energy Services Inc			6.75%, 08/15/2021(e)	338	297
7.75%, 10/15/2022	462	147	7.00%, 10/01/2020(e)	495	455
Sea Trucks Group Ltd			7.25%, 07/15/2022(e)	330	291
9.00%, 03/26/2018(e)	683	212	Valeant Pharmaceuticals International Inc
Trinidad Drilling Ltd			5.38%, 03/15/2020(e)	1,565	1,386
7.88%, 01/15/2019(e)	435	351	5.50%, 03/01/2023(e)	3,634	3,089
Weatherford International Ltd			5.63%, 12/01/2021(e)	649	550
4.50%, 04/15/2022	204	179	5.88%, 05/15/2023(e)	5,369	4,497
7.00%, 03/15/2038	374	294	6.13%, 04/15/2025(e)	2,321	1,939
9.63%, 03/01/2019	461	484	6.75%, 08/15/2018(e)	868	837
		$1,957	7.50%, 07/15/2021(e)	473	433
					$23,619
Packaging & Containers - 1.77%
Ardagh Packaging Finance PLC			Pipelines - 4.73%
9.13%, 10/15/2020(e)	241	254	Blue Racer Midstream LLC / Blue Racer
Ardagh Packaging Finance PLC / Ardagh			Finance Corp
Holdings USA Inc			6.13%, 11/15/2022(e)	500	442
7.00%, 11/15/2020(e)	137	129	Boardwalk Pipelines LP
7.25%, 05/15/2024(c),(e),(g)	1,055	1,055	4.95%, 12/15/2024	400	373
9.13%, 10/15/2020(e)	397	417	Buckeye Partners LP
Ball Corp			4.88%, 02/01/2021	450	466
4.38%, 12/15/2020	730	759	Crestwood Midstream Partners LP /
5.00%, 03/15/2022	1,630	1,707	Crestwood Midstream Finance Corp
5.25%, 07/01/2025	388	408	6.00%, 12/15/2020	730	692
Berry Plastics Corp			6.13%, 03/01/2022	750	684
5.13%, 07/15/2023	1,050	1,060	6.25%, 04/01/2023(e)	1,580	1,442
BWAY Holding Co			DCP Midstream LLC
9.13%, 08/15/2021(e)	40	38	4.75%, 09/30/2021(e)	375	341
Constar International			5.35%, 03/15/2020(e)	300	285
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(f),(h)	516	54	8.13%, 08/16/2030	330	318
Graphic Packaging International Inc			DCP Midstream Operating LP
4.75%, 04/15/2021	407	425	2.50%, 12/01/2017	555	537
Novelis Inc			5.60%, 04/01/2044	705	568
8.75%, 12/15/2020	870	898	Energy Transfer Equity LP
Owens-Brockway Glass Container Inc			5.50%, 06/01/2027	645	554
5.00%, 01/15/2022(e)	840	865	5.88%, 01/15/2024	2,110	1,973
5.88%, 08/15/2023(e)	573	616	7.50%, 10/15/2020	990	997
6.38%, 08/15/2025(e)	83	90	Energy Transfer Partners LP
Reynolds Group Issuer Inc / Reynolds Group			5.20%, 02/01/2022	320	323
Issuer LLC / Reynolds Group Issuer			Genesis Energy LP / Genesis Energy Finance
(Luxembourg) S.A.			Corp
5.75%, 10/15/2020	1,245	1,292	5.63%, 06/15/2024	625	566

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Genesis Energy LP / Genesis Energy Finance			Crown Castle International Corp
Corp (continued)			4.88%, 04/15/2022	$874	$948
6.75%, 08/01/2022	$220	$211	Equinix Inc
Hiland Partners Holdings LLC / Hiland			5.38%, 01/01/2022	404	422
Partners Finance Corp			5.38%, 04/01/2023	200	209
5.50%, 05/15/2022(e)	294	291	5.75%, 01/01/2025	282	295
Martin Midstream Partners LP / Martin			5.88%, 01/15/2026	898	950
Midstream Finance Corp			ESH Hospitality Inc
7.25%, 02/15/2021	800	732	5.25%, 05/01/2025(e)	1,289	1,271
MPLX LP			Iron Mountain Inc
4.50%, 07/15/2023(e)	2,689	2,610	5.75%, 08/15/2024	2,757	2,832
4.88%, 12/01/2024(e)	2,920	2,846	6.00%, 10/01/2020(e)	608	643
4.88%, 06/01/2025(e)	1,053	1,018	6.00%, 08/15/2023	380	404
NGPL PipeCo LLC			MPT Operating Partnership LP / MPT Finance
9.63%, 06/01/2019(e)	200	209	Corp
PBF Logistics LP / PBF Logistics Finance			5.50%, 05/01/2024	1,980	2,000
Corp			6.38%, 03/01/2024	645	687
6.88%, 05/15/2023	272	263	Omega Healthcare Investors Inc
Regency Energy Partners LP / Regency			5.88%, 03/15/2024	1,310	1,363
Energy Finance Corp			Sabra Health Care LP / Sabra Capital Corp
4.50%, 11/01/2023	250	233	5.50%, 02/01/2021	1,005	1,015
5.00%, 10/01/2022	115	113			$14,555
5.50%, 04/15/2023	1,420	1,343
5.88%, 03/01/2022	45	46	Retail - 2.94%
			1011778 BC ULC / New Red Finance Inc
Rockies Express Pipeline LLC			4.63%, 01/15/2022(e)	770	789
5.63%, 04/15/2020(e)	900	893
			6.00%, 04/01/2022(e)	890	919
6.00%, 01/15/2019(e)	360	367
6.88%, 04/15/2040(e)	1,090	959	AmeriGas Finance LLC / AmeriGas Finance
7.50%, 07/15/2038(e)	645	577	Corp
Rose Rock Midstream LP / Rose Rock			7.00%, 05/20/2022	888	938
Finance Corp			Caleres Inc
5.63%, 07/15/2022	422	346	6.25%, 08/15/2023	310	316
5.63%, 11/15/2023	1,281	1,012	Claire's Stores Inc
			6.13%, 03/15/2020(e)	728	479
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021(f)	410	407	8.88%, 03/15/2019	2,463	677
			9.00%, 03/15/2019(e)	1,527	1,099
5.63%, 04/15/2023	1,760	1,725
5.63%, 03/01/2025	4,692	4,574	Dollar Tree Inc
			5.75%, 03/01/2023(e)	1,440	1,538
5.75%, 05/15/2024	2,525	2,443
Summit Midstream Holdings LLC / Summit			Ferrellgas LP / Ferrellgas Finance Corp
Midstream Finance Corp			6.50%, 05/01/2021	190	181
5.50%, 08/15/2022	450	365	6.75%, 01/15/2022	2,100	2,011
			6.75%, 06/15/2023(e)	566	528

Targa Resources Partners LP / Targa			Group 1 Automotive Inc
Resources Partners Finance Corp			5.25%, 12/15/2023(e)	280	279
4.13%, 11/15/2019	935	907
4.25%, 11/15/2023	380	350	Guitar Center Inc
			6.50%, 04/15/2019(e)	611	554
5.25%, 05/01/2023	1,260	1,210
6.38%, 08/01/2022	600	606	JC Penney Corp Inc
Tesoro Logistics LP / Tesoro Logistics			8.13%, 10/01/2019	241	248
Finance Corp			Jo-Ann Stores LLC
			8.13%, 03/15/2019(e)	225	210
5.50%, 10/15/2019	715	729
6.13%, 10/15/2021	775	792	L Brands Inc
6.25%, 10/15/2022	1,723	1,766	5.63%, 10/15/2023	1,885	2,078
			Landry's Inc
Transcontinental Gas Pipe Line Co LLC			9.38%, 05/01/2020(e)	450	473
7.85%, 02/01/2026(e)	275	332
			Nebraska Book Holdings Inc
Williams Partners LP / ACMP Finance Corp			15.00%, 06/30/2016 (e)	328	328
6.13%, 07/15/2022	1,075	1,069
			Neiman Marcus Group LTD LLC
		$41,905	8.00%, 10/15/2021(e)	1,040	905
Private Equity - 0.07%			New Albertsons Inc
Icahn Enterprises LP / Icahn Enterprises			6.63%, 06/01/2028	325	294
Finance Corp			7.75%, 06/15/2026	310	304
5.88%, 02/01/2022	669	638	8.00%, 05/01/2031	422	421
			8.70%, 05/01/2030	95	95
			Party City Holdings Inc
Real Estate - 0.03%			6.13%, 08/15/2023(e)	270	282

Kennedy-Wilson Inc
5.88%, 04/01/2024	229	224	QVC Inc
			5.13%, 07/02/2022	710	751
			5.45%, 08/15/2034	840	749
REITS- 1.64%			Radio Systems Corp
Communications Sales & Leasing Inc / CSL			8.38%, 11/01/2019(e)	589	613
Capital LLC			Rite Aid Corp
6.00%, 04/15/2023(e)	247	246	6.13%, 04/01/2023(e)	2,272	2,421
8.25%, 10/15/2023	1,340	1,270	6.75%, 06/15/2021	1,495	1,577

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Software (continued)
Rite Aid Corp (continued)			Nuance Communications Inc
9.25%, 03/15/2020	$1,130	$1,198	5.38%, 08/15/2020(e)	$1,195	$1,222
Sally Holdings LLC / Sally Capital Inc			Open Text Corp
5.63%, 12/01/2025	550	587	5.63%, 01/15/2023(e)	435	446
Serta Simmons Bedding LLC			Solera LLC / Solera Finance Inc
8.13%, 10/01/2020(e)	800	842	10.50%, 03/01/2024 (e)	420	440
Suburban Propane Partners LP/Suburban			SS&C Technologies Holdings Inc
Energy Finance Corp			5.88%, 07/15/2023(e)	300	311
5.75%, 03/01/2025	200	197			$18,875
7.38%, 08/01/2021	617	636
Tops Holding LLC / Tops Markets II Corp			Telecommunications - 8.52%
8.00%, 06/15/2022(e)	241	216	Alcatel-Lucent USA Inc
Yum! Brands Inc			6.45%, 03/15/2029	269	288
3.75%, 11/01/2021	200	195	Avaya Inc
			7.00%, 04/01/2019(e)	1,344	857
3.88%, 11/01/2020	115	115	10.50%, 03/01/2021 (e)	730	157
		$26,043
			CenturyLink Inc
Semiconductors - 1.20%			6.45%, 06/15/2021	1,835	1,872
Advanced Micro Devices Inc			6.75%, 12/01/2023	895	882
6.75%, 03/01/2019	377	318	7.60%, 09/15/2039	295	251
7.00%, 07/01/2024	899	677	Cincinnati Bell Inc
7.50%, 08/15/2022	75	58	8.38%, 10/15/2020	986	1,011
Amkor Technology Inc			Citizens Communications Co
6.38%, 10/01/2022	1,350	1,286	7.13%, 03/15/2019	135	142
Freescale Semiconductor Inc			CommScope Inc
6.00%, 01/15/2022(e)	1,325	1,405	5.50%, 06/15/2024(e)	762	764
Micron Technology Inc			CommScope Technologies Finance LLC
5.25%, 08/01/2023(e)	494	400	6.00%, 06/15/2025(e)	1,165	1,194
5.25%, 01/15/2024(e)	650	522	Consolidated Communications Inc
5.50%, 02/01/2025	387	313	6.50%, 10/01/2022	470	425
5.63%, 01/15/2026(e)	280	221	Embarq Corp
7.50%, 09/15/2023(e)	523	541	8.00%, 06/01/2036	5,829	5,829
Microsemi Corp			Frontier Communications Corp
9.13%, 04/15/2023(e)	396	436	6.25%, 09/15/2021	790	735
NXP BV / NXP Funding LLC			7.13%, 01/15/2023	490	434
4.13%, 06/15/2020(e)	392	403	7.63%, 04/15/2024	725	644
4.63%, 06/15/2022(e)	812	842	8.50%, 04/15/2020	1,501	1,587
5.75%, 02/15/2021(e)	297	311	8.75%, 04/15/2022	404	399
5.75%, 03/15/2023(e)	232	245	8.88%, 09/15/2020(e)	167	177
Qorvo Inc			9.00%, 08/15/2031	2,433	2,089
6.75%, 12/01/2023(e)	494	508	9.25%, 07/01/2021	837	873
Sensata Technologies BV			11.00%, 09/15/2025 (e)	1,657	1,674
5.00%, 10/01/2025(e)	496	498	10.50%, 09/15/2022 (e)	768	790
5.63%, 11/01/2024(e)	696	727	Goodman Networks Inc
Sensata Technologies UK Financing Co plc			12.13%, 07/01/2018	875	424
6.25%, 02/15/2026(e)	853	910	Hughes Satellite Systems Corp
		$10,621	6.50%, 06/15/2019	943	1,038
			Intelsat Jackson Holdings SA
Software - 2.13%			5.50%, 08/01/2023	1,784	1,127
Activision Blizzard Inc			7.25%, 04/01/2019	371	304
5.63%, 09/15/2021(e)	2,139	2,251
			7.25%, 10/15/2020	600	438
Change Healthcare Holdings Inc			8.00%, 02/15/2024(e)	610	631
6.00%, 02/15/2021(e)	445	450
			Intelsat Luxembourg SA
First Data Corp			7.75%, 06/01/2021	2,927	966
5.00%, 01/15/2024(e)	1,445	1,459
5.38%, 08/15/2023(e)	440	455	8.13%, 06/01/2023	1,085	355
5.75%, 01/15/2024(e)	726	737	Level 3 Communications Inc
6.75%, 11/01/2020(e)	394	414	5.75%, 12/01/2022	706	726
7.00%, 12/01/2023(e)	3,094	3,179	Level 3 Financing Inc
			5.13%, 05/01/2023	132	134
IMS Health Inc			5.25%, 03/15/2026(e)	345	350
6.00%, 11/01/2020(e)	151	155
			5.38%, 08/15/2022	1,245	1,273
Infor Software Parent LLC / Infor Software			5.38%, 01/15/2024(e)	885	899
Parent Inc			5.38%, 05/01/2025	1,353	1,376
7.13%, PIK 7.88%, 05/01/2021(e),(h)	1,944	1,638
			Nokia OYJ
Infor US Inc			6.63%, 05/15/2039	216	232
5.75%, 08/15/2020(e)	116	122
			Plantronics Inc
6.50%, 05/15/2022	2,477	2,286	5.50%, 05/31/2023(e)	295	296
Informatica LLC
7.13%, 07/15/2023(e)	464	451	Qwest Capital Funding Inc
			6.88%, 07/15/2028	159	134
MSCI Inc			7.75%, 02/15/2031	780	668
5.25%, 11/15/2024(e)	1,438	1,503
5.75%, 08/15/2025(e)	1,275	1,356	Qwest Corp
			6.88%, 09/15/2033	745	736
			7.25%, 09/15/2025	210	227

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Electric (continued)
SBA Telecommunications Inc			Upstate New York Power Producers Inc
5.75%, 07/15/2020	$580	$599	20.00%, 06/15/2017 (b),(c),(e)	$259	$497
SoftBank Group Corp					$723
4.50%, 04/15/2020(e)	988	999	TOTAL CONVERTIBLE BONDS		$723
Sprint Capital Corp			SENIOR FLOATING RATE INTERESTS - Principal
6.88%, 11/15/2028	2,795	2,075	7.07%	Amount (000's) Value (000's)
6.90%, 05/01/2019	209	191
8.75%, 03/15/2032	1,174	933	Advertising - 0.23%
Sprint Communications Inc			Advantage Sales & Marketing Inc, Term
6.00%, 11/15/2022(b)	2,808	2,065	Loan
7.00%, 03/01/2020(e)	1,334	1,369	7.50%, 07/21/2022(b),(f)	$1,950	$1,833
7.00%, 08/15/2020	1,585	1,315	Advantage Sales & Marketing Inc, Term Loan
8.38%, 08/15/2017	471	480	B
9.00%, 11/15/2018(e)	1,271	1,344	4.25%, 07/21/2021(f)	238	235
9.13%, 03/01/2017	164	169	Vertis Inc, Term Loan EXIT
			0.00%, 12/31/2016(a),(b),(c),(f)	1,359	1
11.50%, 11/15/2021	374	340
Sprint Corp					$2,069
7.13%, 06/15/2024	4,453	3,339	Aerospace & Defense - 0.12%
7.25%, 09/15/2021	2,667	2,154	TransDigm Inc, Term Loan D
7.63%, 02/15/2025	347	262	3.75%, 05/21/2021(f)	238	236
7.88%, 09/15/2023	3,950	3,080	TransDigm Inc, Term Loan E
Telecom Italia Capital SA			3.50%, 05/13/2022(f)	876	866
6.00%, 09/30/2034	1,140	1,126			$1,102
T-Mobile USA Inc
6.00%, 03/01/2023	2,437	2,559	Airlines - 0.05%
6.00%, 04/15/2024	168	176	American Airlines Inc, Term Loan B
6.13%, 01/15/2022	985	1,036	3.25%, 06/27/2020(f)	430	427
6.25%, 04/01/2021	675	704
6.38%, 03/01/2025	442	464
			Automobile Manufacturers - 0.09%
6.50%, 01/15/2024	212	226	FCA US LLC, Term Loan B
6.50%, 01/15/2026	460	488	3.25%, 12/31/2018(f)	339	338
6.54%, 04/28/2020	1,160	1,196	3.50%, 05/24/2017(f)	427	427
6.63%, 11/15/2020	275	285
					$765
6.63%, 04/28/2021	1,501	1,582
6.63%, 04/01/2023	521	557	Biotechnology - 0.06%
6.73%, 04/28/2022	1,703	1,793	Concordia Healthcare Corp, Term Loan B
6.84%, 04/28/2023	481	513	5.25%, 10/20/2021(f)	549	543
West Corp
5.38%, 07/15/2022(e)	515	466
Wind Acquisition Finance SA			Building Materials - 0.05%
4.75%, 07/15/2020(e)	2,905	2,773	Stardust Finance Holdings Inc, Term Loan B
			6.50%, 03/14/2022(f)	440	439
7.38%, 04/23/2021(e)	1,554	1,383
Windstream Services LLC
7.50%, 06/01/2022	1,868	1,532	Commercial Services - 0.08%
7.50%, 04/01/2023	247	200	Pharmaceutical Product Development LLC,
7.75%, 10/01/2021	230	195	Term Loan
		$75,376	0.00%, 08/18/2022(f),(i)	35	35
			Pharmaceutical Product Development LLC,
Transportation - 0.20%			Term Loan B
Bluewater Holding BV			4.25%, 08/05/2022(f)	318	317
10.00%, 12/10/2019 (e)	1,300	650
			Syniverse Holdings Inc, Term Loan B
Navios Maritime Acquisition Corp / Navios			0.00%, 04/23/2019(f),(i)	258	206
Acquisition Finance US Inc			0.00%, 04/23/2019(f),(i)	200	160
8.13%, 11/15/2021(e)	140	115
					$718
Navios Maritime Holdings Inc / Navios
Maritime Finance II US Inc			Computers - 0.11%
7.38%, 01/15/2022(e)	900	362	Presidio Inc, Term Loan B
Navios South American Logistics Inc / Navios			5.25%, 02/02/2022(f)	783	776
Logistics Finance US Inc			Riverbed Technology Inc, Term Loan B
7.25%, 05/01/2022(e)	557	336	6.00%, 02/25/2022(f)	212	213
Ultrapetrol Bahamas Ltd					$989
0.00%, 06/15/2021(a),(b)	1,514	295
		$1,758	Consumer Products - 0.16%
			Dell International LLC, Term Loan B2
TOTAL BONDS		$779,047	4.00%, 04/29/2020(f)	451	451

	Principal		Prestige Brands Inc, Term Loan B3
CONVERTIBLE BONDS - 0.08%	Amount (000's) Value (000's)		3.52%, 09/03/2021(f)	354	354
Electric - 0.08%			Spectrum Brands Inc, Term Loan
NRG Yield Inc			3.50%, 06/16/2022(f)	590	592
3.25%, 06/01/2020(e)	250	226			$1,397

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Diversified Financial Services - 0.08%			Holding Companies - Diversified - 0.02%
Walter Investment Management Corp, Term			MGOC Inc, Term Loan B
Loan			0.00%, 07/31/2020(f),(i)	$135	$135
4.75%, 12/11/2020(f)	$772	$676

			Internet - 0.23%
Electric - 0.60%			Go Daddy Operating Co LLC, Term Loan B
Calpine Corp, Term Loan B5			4.25%, 05/05/2021(f)	250	250
3.50%, 05/20/2022(f)	1,346	1,337	Match Group Inc, Term Loan B1
Calpine Corp, Term Loan B6			5.50%, 10/27/2022(f)	1,246	1,252
4.00%, 01/15/2023(f)	693	693	Zayo Group LLC, Term Loan B
Dynegy Inc, Term Loan B2			3.75%, 05/06/2021(f)	557	557
4.00%, 04/16/2020(f)	363	362			$2,059
Texas Competitive Electric Holdings Co LLC,
Term Loan EXT			Lodging - 0.18%
4.91%, 10/10/2017(f)	8,239	2,786	Hilton Worldwide Finance LLC, Term Loan
			B
Texas Competitive Electric Holdings Co LLC,			3.50%, 09/23/2020(f)	375	376
Term Loan NONEXT
4.91%, 10/10/2016(f)	510	170	Intrawest Operations Group LLC, Term Loan
			B
		$5,348	0.00%, 11/26/2020(f),(i)	129	129
Entertainment - 0.56%			ROC Finance LLC, Term Loan B
Cowlitz Tribal Gaming Authority, Term Loan			5.00%, 03/27/2019(f)	679	644
B			Station Casinos LLC, Term Loan B
11.50%, 10/02/2020 (f)	1,245	1,164	4.25%, 02/25/2018(f)	456	457
Delta 2 Lux Sarl, Term Loan B					$1,606
7.75%, 07/29/2022(f)	600	564
Delta 2 Lux Sarl, Term Loan B3			Machinery - Diversified - 0.04%
4.75%, 07/30/2021(f)	200	196	Manitowoc Foodservice Inc, Term Loan B
			5.81%, 02/05/2023(f)	345	348
Eldorado Resorts Inc, Term Loan B
4.25%, 07/15/2022(f)	427	426
Graton Economic Development Authority,			Media- 0.93%
Term Loan B			Altice Financing SA, Delay-Draw Term Loan
4.75%, 08/06/2022(f)	385	385	DD
Mohegan Tribal Gaming Authority, Term			5.50%, 07/15/2019(f)	684	689
Loan B			CCO Safari III LLC, Term Loan I
5.50%, 11/19/2019(f)	1,798	1,786	3.50%, 01/23/2023(f)	1,335	1,340
Scientific Games International Inc, Term Loan			Gray Television Inc, Term Loan B
B1			0.00%, 06/13/2021(f),(i)	135	135
6.00%, 05/22/2020(f)	442	435	iHeartCommunications Inc, Term Loan D-
		$4,956	EXT
			7.19%, 01/23/2019(f)	2,022	1,508
Food- 0.28%
			MTL Publishing LLC, Term Loan B3
Albertsons LLC, Term Loan B5			0.00%, 08/19/2022(f),(i)	135	135
5.50%, 12/09/2022(f)	1,372	1,376
			Neptune Finco Corp, Term Loan B
B&G Foods Inc, Term Loan B			5.00%, 10/09/2022(f)	1,395	1,399
3.75%, 11/02/2022(f)	196	197
			Sinclair Television Group Inc, Term Loan B1
Dole Food Co Inc, Term Loan B			3.50%, 07/30/2021(f)	363	362
4.50%, 10/25/2018(f)	83	83
4.50%, 12/01/2018(f)	61	60	Tribune Media Co, Term Loan B
			3.75%, 12/27/2020(f)	510	509
4.50%, 12/01/2018(f)	83	83
4.50%, 12/01/2018(f)	83	83	Univision Communications Inc, Term Loan
4.50%, 12/01/2018(f)	95	94	C3
			4.00%, 03/01/2020(f)	916	914
4.50%, 12/01/2018(f)	83	83
			4.00%, 03/01/2020(f)	373	372
4.50%, 12/01/2018(f)	83	83
4.50%, 12/01/2018(f)	83	83	Univision Communications Inc, Term Loan
6.00%, 11/01/2018(f)	1	1	C4
			4.00%, 03/01/2020(f)	119	119
Pinnacle Foods Finance LLC, Term Loan I			4.00%, 03/01/2020(f)	790	789
3.75%, 01/13/2023(f)	264	265
					$8,271
		$2,491
			Mining - 0.41%
Food Service - 0.17%
			Coeur Mining Inc, Term Loan B
Aramark Services Inc, Term Loan F			9.00%, 06/23/2020(b),(f)	358	361
3.25%, 02/21/2021(f)	1,484	1,484
			9.00%, 06/23/2020(f)	119	120
			FMG Resources August 2006 Pty Ltd, Term
Healthcare - Products - 0.03%			Loan B
DJO Finance LLC, Term Loan B			4.25%, 06/30/2019(f)	2,800	2,635
4.25%, 06/24/2020(f)	240	233	4.25%, 06/30/2019(f)	554	522
					$3,638

Healthcare - Services - 0.10%			Miscellaneous Manufacturers - 0.01%
inVentiv Health Inc, Term Loan B4			Hilex Poly Co LLC, Term Loan
7.75%, 05/15/2018(f)	867	867	0.00%, 12/05/2021(f),(i)	103	103

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas - 0.10%			Semiconductors (continued)
Alon USA Partners LP, Term Loan B			ON Semiconductor Corp, Term Loan B
9.25%, 11/13/2018(f)	$140	$140	5.25%, 03/31/2023(f)	$262	$263
Fieldwood Energy LLC, Term Loan					$5,645
8.38%, 09/30/2020(f)	420	107
MEG Energy Corp, Term Loan B			Software - 0.28%
3.75%, 03/31/2020(f)	473	423	Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(f)	127	126
Sabine Oil & Gas Corp, Term Loan B			3.75%, 04/08/2021(f)	391	387
0.00%, 01/18/2018(a),(f)	667	16
			First Data Corp, Term Loan B
Shelf Drilling Midco Ltd, PIK Term Loan B			4.19%, 06/24/2022(f)	1,320	1,320
10.00%, PIK 0.75%, 10/08/2018 (f),(h)	460	230
			First Data Corp, Term Loan B1
		$916	3.94%, 09/24/2018(f)	574	575
Packaging & Containers - 0.11%			SolarWinds Holdings Inc, Term Loan
Berry Plastics Group Inc, Term Loan E			6.50%, 02/01/2023(f)	100	100
3.75%, 12/18/2020(f)	240	240			$2,508
3.75%, 01/06/2021(f)	135	135
Berry Plastics Group Inc, Term Loan F			Telecommunications - 0.29%
4.00%, 09/16/2022(f)	420	421	Cincinnati Bell Inc, Term Loan B
			4.00%, 08/09/2020(f)	181	180
4.00%, 09/16/2022(f)	158	158
			4.00%, 08/09/2020(f)	168	167
		$954	4.00%, 08/20/2020(f)	181	180
Pharmaceuticals - 0.04%			CommScope Inc, Term Loan B
NBTY Inc, Term Loan B			3.83%, 12/29/2022(f)	343	344
0.00%, 04/26/2023(f),(i)	365	366	Level 3 Financing Inc, Term Loan BI
			3.93%, 01/15/2020(f)	688	690
			UPC Financing Partnership, Term Loan AH
Real Estate - 0.15%			3.34%, 06/10/2021(f)	575	574

MGM Growth Properties Operating			Windstream Services LLC, Term Loan B6
Partnership LP, Term Loan B			5.75%, 03/15/2021(f)	390	389
4.00%, 04/07/2023(f)	520	523
Realogy Group LLC, Term Loan B					$2,524
3.75%, 03/05/2020(f)	837	836	Transportation - 0.04%
		$1,359	Gruden Acquisition Inc, Term Loan
			9.50%, 07/31/2023(f)	345	250
REITS- 0.02%
			OSG Bulk Ships Inc, Term Loan B-EXIT
Equinix Inc, Term Loan			5.25%, 08/05/2019(f)	80	76
4.00%, 12/07/2022(f)	175	176
					$326
			TOTAL SENIOR FLOATING RATE INTERESTS $		62,590
Retail - 0.81%			Total Investments		$885,348
J Crew Group Inc, Term Loan B			Other Assets and Liabilities - (0.04)%		$(310)
4.00%, 02/26/2021(f)	713	567
			TOTAL NET ASSETS - 100.00%		$885,038
4.00%, 02/26/2021(f)	290	231
4.00%, 02/26/2021(f)	355	283
JC Penney Corp Inc, Term Loan			(a) Non-Income Producing Security
6.00%, 05/21/2018(f)	1,475	1,478	(b)	Security is Illiquid. At the end of the period, the value of these securities
Neiman Marcus Group LTD LLC, Term			totaled $5,278 or 0.60% of net assets.
Loan			(c)	Fair value of these investments is determined in good faith by the Manager
0.00%, 10/25/2020(f),(i)	274	261	under procedures established and periodically reviewed by the Board of
PetSmart Inc, Term Loan B			Directors. At the end of the period, the fair value of these securities totaled
4.28%, 03/10/2022(f)	1,445	1,440	$2,372 or 0.27% of net assets.
Rite Aid Corp, Term Loan 2			(d)	Perpetual security. Perpetual securities pay an indefinite stream of
4.88%, 06/11/2021(f)	1,000	1,000	interest, but they may be called by the issuer at an earlier date.
Sears Roebuck Acceptance Corp, Term Loan			(e)	Security exempt from registration under Rule 144A of the Securities Act of
B			1933. These securities may be resold in transactions exempt from
5.50%, 06/30/2018(f)	1,149	1,098	registration, normally to qualified institutional buyers. At the end of the
Serta Simmons Bedding LLC, Term Loan B			period, the value of these securities totaled $291,199 or 32.90% of net
4.25%, 10/01/2019(f)	353	354	assets.
4.25%, 10/01/2019(f)	290	291	(f)	Variable Rate. Rate shown is in effect at April 30, 2016.
4.25%, 10/01/2019(f)	148	149	(g) Security purchased on a when-issued basis.
		$7,152	(h)	Payment in kind; the issuer has the option of paying additional securities
			in lieu of cash.
Semiconductors - 0.64%
			(i)	This Senior Floating Rate Note will settle after April 30, 2016, at which
			time the interest rate will be determined.
Avago Technologies Cayman Finance Ltd,
Term Loan B1
4.25%, 11/11/2022(f)	2,318	2,319
4.25%, 11/11/2022(f)	755	755
4.25%, 02/01/2023(f)	165	165
Microsemi Corp, Term Loan B
5.25%, 12/17/2022(f)	594	598
NXP BV, Term Loan B
3.75%, 11/05/2020(f)	1,337	1,340
3.75%, 11/05/2020(f)	204	205

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Communications	20.47%
Consumer, Non-cyclical	17.77%
Consumer, Cyclical	13.63%
Energy	11.62%
Financial	10.23%
Industrial	6.68%
Basic Materials	5.91%
Technology	5.05%
Exchange Traded Funds	4.59%
Utilities	3.64%
Diversified	0.45%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Income Fund April 30, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
GCB S3 Inc (a),(b)	9,825,000	$—		Banks (continued)
				ING Bank NV
				3.75%, 03/07/2017(e)	$5,000	$5,106
Diversified Financial Services - 0.00%
Adelphia Recovery Trust (a),(b),(c)	658,740	3		JPMorgan Chase & Co
				3.25%, 09/23/2022	5,000	5,192
				3.63%, 05/13/2024	15,000	15,699
Transportation - 0.00%				3.90%, 07/15/2025	5,000	5,299
Trailer Bridge Inc (a),(b)	7,120	—		7.90%, 04/29/2049(d),(f)	7,000	7,039
				JPMorgan Chase Bank NA
TOTAL COMMON STOCKS		$3		1.03%, 06/14/2017(d)	5,000	5,001
INVESTMENT COMPANIES - 3.42%	Shares Held	Value(000	's)	Morgan Stanley
				2.65%, 01/27/2020	5,000	5,073
Publicly Traded Investment Fund - 3.42%				3.95%, 04/23/2027	10,000	9,985
Goldman Sachs Financial Square Funds -	109,813,709	109,814		4.00%, 07/23/2025	5,000	5,260
Government Fund				4.88%, 11/01/2022	2,000	2,176
				5.50%, 07/28/2021	5,000	5,680
TOTAL INVESTMENT COMPANIES		$109,814		PNC Bank NA
	Principal			2.95%, 01/30/2023	5,000	5,036
BONDS- 61.28%	Amount (000's)	Value(000	's)	2.95%, 02/23/2025	10,000	10,085
				PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(d),(f)	18,000	19,913

Airlines - 0.29%
United Airlines 2013-1 Class A Pass Through				SunTrust Bank/Atlanta GA
Trust				2.75%, 05/01/2023	15,000	14,784
4.30%, 02/15/2027	$8,928	$9,396
				US Bancorp
				1.65%, 05/15/2017	9,000	9,057
Automobile Floor Plan Asset Backed Securities - 2.91%				2.95%, 07/15/2022	5,000	5,151
Ally Master Owner Trust				3.00%, 03/15/2022	2,000	2,092
0.90%, 01/15/2019(d)	5,000	4,994		3.60%, 09/11/2024	9,500	10,022
BMW Floorplan Master Owner Trust				4.13%, 05/24/2021	3,000	3,290
0.93%, 07/15/2020(d),(e)	13,500	13,511		US Bank NA/Cincinnati OH
CNH Wholesale Master Note Trust				2.80%, 01/27/2025	5,000	5,118
1.03%, 08/15/2019(d),(e)	13,000	12,996		Wells Fargo & Co
Ford Credit Floorplan Master Owner Trust A				7.98%, 12/31/2049(d),(f)	15,000	15,600
0.83%, 02/15/2019(d)	6,000	5,997				$268,076
1.33%, 02/15/2021(d)	15,000	15,066
Mercedes-Benz Master Owner Trust 2015-B				Beverages - 1.80%
0.81%, 04/15/2020(d),(e)	15,000	14,955		Anheuser-Busch InBev Finance Inc
Nissan Master Owner Trust Receivables				3.65%, 02/01/2026	19,000	20,028
0.83%, 01/15/2020(d)	15,000	14,994		Anheuser-Busch InBev Worldwide Inc
Volkswagen Credit Auto Master Trust				2.50%, 07/15/2022	9,000	9,068
0.79%, 07/22/2019(d),(e)	11,000	10,852		7.75%, 01/15/2019	10,000	11,645
		$93,365		Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Automobile Manufacturers - 1.87%				9.50%, 08/15/2019(e)	16,264	16,874
American Honda Finance Corp						$57,615
1.13%, 10/07/2016(d)	4,500	4,509
1.60%, 02/16/2018(e)	10,000	10,069		Biotechnology - 1.66%
3.80%, 09/20/2021(e)	10,000	10,857		Amgen Inc
Ford Motor Credit Co LLC				3.63%, 05/15/2022	4,500	4,819
3.98%, 06/15/2016	20,000	20,069		3.88%, 11/15/2021	13,000	14,153
4.39%, 01/08/2026	9,500	10,259		Gilead Sciences Inc
General Motors Co				3.50%, 02/01/2025	4,750	5,044
4.88%, 10/02/2023	4,000	4,282		3.65%, 03/01/2026	18,000	19,233
		$60,045		4.40%, 12/01/2021	9,000	10,080
						$53,329
Banks- 8.35%
Bank of America Corp				Chemicals - 1.22%
3.88%, 08/01/2025	7,000	7,269		Airgas Inc
5.42%, 03/15/2017	5,000	5,168		1.65%, 02/15/2018	13,500	13,504
6.50%, 07/15/2018	2,000	2,194		2.38%, 02/15/2020	7,000	7,071
6.75%, 06/01/2028	2,000	2,507		3.65%, 07/15/2024	6,750	6,857
8.00%, 07/29/2049(d),(f)	4,000	3,900		Axiall Corp
8.13%, 12/29/2049(d),(f)	10,000	9,825		4.88%, 05/15/2023	2,500	2,472
Bank of New York Mellon Corp/The				Eagle Spinco Inc
2.60%, 08/17/2020	9,500	9,794		4.63%, 02/15/2021	9,250	9,204
2.80%, 05/04/2026(g)	4,500	4,533				$39,108
Citigroup Inc				Commercial Services - 0.68%
3.88%, 03/26/2025	20,000	19,867		ERAC USA Finance LLC
4.45%, 09/29/2027	8,000	8,151		3.30%, 10/15/2022(e)	2,000	2,052
4.50%, 01/14/2022	4,000	4,368		4.50%, 08/16/2021(e)	6,000	6,571
Goldman Sachs Group Inc/The				6.38%, 10/15/2017(e)	4,000	4,269
3.63%, 01/22/2023	4,000	4,145		7.00%, 10/15/2037(e)	7,000	9,047
5.25%, 07/27/2021	13,000	14,697				$21,939

See accompanying notes

Schedule of Investments Income Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Computers - 0.73%			Electronics - 0.62%
Apple Inc			Corning Inc
2.40%, 05/03/2023	$13,000	$13,057	2.90%, 05/15/2022	$5,000	$5,046
3.25%, 02/23/2026	10,000	10,462	4.25%, 08/15/2020	10,000	10,817
		$23,519	4.75%, 03/15/2042	4,000	4,004
					$19,867
Credit Card Asset Backed Securities - 0.86%
Cabela's Credit Card Master Note Trust			Entertainment - 0.18%
0.78%, 03/16/2020(d)	10,253	10,237	Greektown Holdings LLC/Greektown
0.98%, 10/15/2019(d),(e)	9,500	9,502	Mothership Corp
1.10%, 07/17/2023(d)	8,000	7,912	8.88%, 03/15/2019(e)	1,250	1,294
		$27,651	Peninsula Gaming LLC / Peninsula Gaming
			Corp
Diversified Financial Services - 1.18%			8.38%, 02/15/2018(e)	4,500	4,583
GE Capital International Funding Co					$5,877
Unlimited Co
2.34%, 11/15/2020(e)	1,659	1,697	Environmental Control - 1.67%
International Lease Finance Corp			Advanced Disposal Services Inc
8.63%, 01/15/2022	3,000	3,630	8.25%, 10/01/2020	21,000	21,866
8.75%, 03/15/2017(d)	8,500	8,951	Republic Services Inc
Jefferies Finance LLC / JFIN Co-Issuer Corp			3.20%, 03/15/2025	10,000	10,104
7.38%, 04/01/2020(e)	3,750	3,459	3.55%, 06/01/2022	6,000	6,302
Jefferies Group LLC			3.80%, 05/15/2018	2,000	2,093
5.13%, 04/13/2018	5,000	5,197	5.00%, 03/01/2020	12,000	13,095
5.13%, 01/20/2023	1,500	1,569			$53,460
6.25%, 01/15/2036	9,000	8,784
8.50%, 07/15/2019	4,000	4,578	Food- 0.65%
			Kraft Heinz Foods Co
		$37,865	3.50%, 07/15/2022(e)	5,000	5,277
Electric - 6.46%			3.95%, 07/15/2025(e)	14,500	15,483
Entergy Louisiana LLC					$20,760
3.25%, 04/01/2028	8,000	8,405
Entergy Texas Inc			Forest Products & Paper - 0.55%
2.55%, 06/01/2021	14,500	14,663	Plum Creek Timberlands LP
Exelon Generation Co LLC			3.25%, 03/15/2023	5,000	4,935
6.20%, 10/01/2017	14,000	14,869	4.70%, 03/15/2021	12,000	12,841
6.25%, 10/01/2039	3,000	3,266			$17,776
GenOn Americas Generation LLC			Healthcare - Services - 2.29%
8.50%, 10/01/2021	12,500	8,312	HCA Inc
GenOn Energy Inc			5.88%, 05/01/2023	4,500	4,733
9.88%, 10/15/2020	7,750	5,425	7.50%, 02/15/2022	3,000	3,397
LG&E & KU Energy LLC			7.50%, 11/06/2033	1,700	1,827
3.75%, 11/15/2020	5,000	5,308	HealthSouth Corp
4.38%, 10/01/2021	5,000	5,424	5.75%, 11/01/2024	2,000	2,065
Louisville Gas & Electric Co			5.75%, 09/15/2025	1,000	1,035
3.30%, 10/01/2025	3,000	3,202	7.75%, 09/15/2022	2,440	2,538
Metropolitan Edison Co			Roche Holdings Inc
3.50%, 03/15/2023(e)	9,000	9,193	0.97%, 09/30/2019(d),(e)	31,000	30,817
NiSource Finance Corp			Surgery Center Holdings Inc
3.85%, 02/15/2023	2,000	2,117	8.88%, 04/15/2021(e)	27,000	27,000
6.13%, 03/01/2022	5,000	5,898			$73,412
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025	4,000	4,015	Housewares - 0.34%
7.00%, 09/01/2022	17,000	21,275	Newell Brands Inc
PacifiCorp			3.85%, 04/01/2023	6,000	6,274
5.25%, 06/15/2035	5,000	5,847	4.20%, 04/01/2026	4,500	4,754
6.25%, 10/15/2037	2,000	2,638			$11,028
Solar Star Funding LLC
3.95%, 06/30/2035(e)	7,000	7,204	Insurance - 2.83%
5.38%, 06/30/2035(e)	15,500	17,897	Berkshire Hathaway Finance Corp
			0.93%, 01/12/2018(d)	14,500	14,495
Southwestern Electric Power Co			Berkshire Hathaway Inc
3.55%, 02/15/2022	12,000	12,650	3.00%, 02/11/2023	5,000	5,228
Talen Energy Supply LLC			3.75%, 08/15/2021	5,000	5,474
4.60%, 12/15/2021	11,000	8,580	Fidelity National Financial Inc
6.50%, 05/01/2018	3,000	3,075	5.50%, 09/01/2022	5,000	5,425
TransAlta Corp			6.60%, 05/15/2017	12,000	12,546
4.50%, 11/15/2022	18,000	14,276	First American Financial Corp
6.65%, 05/15/2018	4,000	4,105	4.30%, 02/01/2023	20,000	20,284
Tucson Electric Power Co			4.60%, 11/15/2024	5,000	5,081
3.05%, 03/15/2025	2,000	1,962	Prudential Financial Inc
3.85%, 03/15/2023	14,000	14,346	4.50%, 11/16/2021	2,000	2,198
5.15%, 11/15/2021	3,000	3,323	5.38%, 06/21/2020	2,000	2,236
		$207,275	7.38%, 06/15/2019	4,000	4,633

See accompanying notes

Schedule of Investments Income Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Oil & Gas (continued)
Prudential Financial Inc (continued)			Petro-Canada
8.88%, 06/15/2068(d)	$12,000	$13,260	9.25%, 10/15/2021	$8,500	$10,744
		$90,860	Phillips 66
			4.30%, 04/01/2022	9,000	9,783
Internet - 0.06%			Rowan Cos Inc
VeriSign Inc			4.88%, 06/01/2022	8,000	6,509
5.25%, 04/01/2025	1,750	1,798	5.00%, 09/01/2017	14,000	14,042
			Tesoro Corp
Iron & Steel - 0.80%			5.38%, 10/01/2022	8,750	8,772
Allegheny Technologies Inc			W&T Offshore Inc
5.95%, 01/15/2021	17,000	14,025	8.50%, 06/15/2019	25,250	4,040
7.88%, 08/15/2023(d)	14,250	11,685	Whiting Petroleum Corp
		$25,710	5.75%, 03/15/2021	18,000	14,985
					$140,043
Leisure Products & Services - 0.17%
Royal Caribbean Cruises Ltd			Oil & Gas Services - 1.95%
7.25%, 03/15/2018	5,000	5,400	Archrock Partners LP / Archrock Partners
			Finance Corp
			6.00%, 04/01/2021	24,000	18,840
Lodging - 0.13%			Schlumberger Holdings Corp
Boyd Gaming Corp			3.63%, 12/21/2022(e)	6,500	6,772
6.88%, 05/15/2023	4,000	4,150	4.00%, 12/21/2025(e)	9,500	10,147
			Weatherford International Ltd
Media- 2.18%			4.50%, 04/15/2022	16,000	14,066
21st Century Fox America Inc			5.13%, 09/15/2020	14,000	12,836
4.50%, 02/15/2021	5,000	5,547			$62,661
6.40%, 12/15/2035	8,000	10,084
			Other Asset Backed Securities - 0.65%

Comcast Corp			Drug Royalty II LP 2
2.85%, 01/15/2023	10,000	10,394	3.48%, 07/15/2023(d),(e)	12,250	12,079
3.13%, 07/15/2022	2,000	2,120
			PFS Financing Corp
5.15%, 03/01/2020	2,000	2,269	1.05%, 04/15/2020(d),(e)	9,000	8,890
Historic TW Inc
9.15%, 02/01/2023	5,260	6,987			$20,969
NBCUniversal Enterprise Inc			Packaging & Containers - 0.26%
1.31%, 04/15/2018(d),(e)	3,000	3,004	Sealed Air Corp
Time Warner Cable Inc			5.50%, 09/15/2025(e)	2,000	2,123
4.00%, 09/01/2021	2,000	2,133	6.88%, 07/15/2033(e)	6,000	6,345
4.13%, 02/15/2021	2,000	2,137			$8,468
5.00%, 02/01/2020	2,000	2,182
6.55%, 05/01/2037	6,000	6,905	Pharmaceuticals - 0.92%
6.75%, 06/15/2039	5,500	6,511	AbbVie Inc
7.30%, 07/01/2038	7,750	9,527	2.90%, 11/06/2022	13,750	14,048
		$69,800	Actavis Funding SCS
			3.45%, 03/15/2022	5,000	5,122
Miscellaneous Manufacturers - 0.43%			3.80%, 03/15/2025	10,000	10,267
General Electric Co					$29,437
1.63%, 03/15/2023(d)	13,000	12,975
5.30%, 02/11/2021	573	661	Pipelines - 2.48%
		$13,636	Buckeye Partners LP
			4.15%, 07/01/2023	10,000	9,485
Office & Business Equipment - 0.02%			4.35%, 10/15/2024	7,500	7,074
CDW LLC / CDW Finance Corp			Columbia Pipeline Group Inc
5.50%, 12/01/2024	500	526	4.50%, 06/01/2025(e)	11,000	11,343
			El Paso Natural Gas Co LLC
Oil & Gas - 4.36%			7.50%, 11/15/2026	9,500	10,127
BG Energy Capital PLC			Express Pipeline LLC
			7.39%, 12/31/2019(e)	2,520	2,633
2.88%, 10/15/2016(e)	2,000	2,011
4.00%, 10/15/2021(e)	11,500	12,264	Southeast Supply Header LLC
			4.25%, 06/15/2024(e)	14,000	13,026
BP Capital Markets PLC
2.50%, 11/06/2022	3,000	2,989	Southern Natural Gas Co LLC
3.12%, 05/04/2026(g)	7,000	7,061	8.00%, 03/01/2032	4,000	4,240
3.25%, 05/06/2022	4,000	4,121	Tennessee Gas Pipeline Co LLC
4.75%, 03/10/2019	14,000	15,164	8.38%, 06/15/2032	2,000	2,231
			TransCanada PipeLines Ltd
Canadian Natural Resources Ltd			1.31%, 06/30/2016(d)	5,000	5,002
3.80%, 04/15/2024	1,000	946
Helmerich & Payne International Drilling Co			6.10%, 06/01/2040	5,000	5,838
4.65%, 03/15/2025	7,000	7,229	7.25%, 08/15/2038	7,000	8,712
Linn Energy LLC / Linn Energy Finance					$79,711
Corp			REITS- 5.96%
6.50%, 05/15/2019	16,000	1,760	Alexandria Real Estate Equities Inc
Nabors Industries Inc			3.90%, 06/15/2023	4,000	4,080
5.00%, 09/15/2020	14,000	13,243	4.30%, 01/15/2026	9,000	9,247
5.10%, 09/15/2023	5,000	4,380	4.60%, 04/01/2022	20,500	22,028

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2016 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS - Principal
BONDS (continued)	Amount (000's) Value (000's)		0.21%	Amount (000's) Value (000's)

REITS (continued)			Oil & Gas - 0.18%
CubeSmart LP			Drillships Financing Holding Inc, Term Loan
4.00%, 11/15/2025	$5,000	$5,142	B1
4.38%, 12/15/2023	8,000	8,434	6.00%, 03/31/2021(d)	$9,589	$4,567
4.80%, 07/15/2022	15,000	16,478	Drillships Ocean Ventures Inc, Term Loan B
Duke Realty LP			5.50%, 07/16/2021(d)	1,474	866
3.88%, 10/15/2022	3,000	3,114			$5,433
4.38%, 06/15/2022	4,000	4,258
HCP Inc			Transportation - 0.03%
2.63%, 02/01/2020	5,000	4,958	Trailer Bridge Inc, Term Loan
			10.00%, 10/03/2016 (b),(c),(d)	1,095	1,095
3.75%, 02/01/2019	5,000	5,169
5.38%, 02/01/2021	3,000	3,299
Healthcare Realty Trust Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$6,528
3.88%, 05/01/2025	5,000	4,878	U.S. GOVERNMENT & GOVERNMENT	Principal
5.75%, 01/15/2021	4,000	4,467	AGENCY OBLIGATIONS - 34.70%	Amount (000's) Value (000's)
Hospitality Properties Trust			Federal Home Loan Mortgage Corporation (FHLMC) -
4.50%, 06/15/2023	5,000	4,994	4.98%
4.65%, 03/15/2024	5,000	4,942	3.00%, 10/01/2042	$12,500	$12,829
5.00%, 08/15/2022	14,000	14,808	3.00%, 10/01/2042	13,253	13,602
Kimco Realty Corp			3.00%, 11/01/2042	13,058	13,402
6.88%, 10/01/2019	12,000	13,826	3.50%, 10/01/2041	7,042	7,392
Omega Healthcare Investors Inc			3.50%, 04/01/2042	9,813	10,312
5.25%, 01/15/2026	7,500	7,673	3.50%, 04/01/2042	8,546	8,973
Simon Property Group LP			3.50%, 04/01/2045	15,339	16,189
2.75%, 02/01/2023	7,000	7,130	4.00%, 04/01/2039	5,611	6,110
4.38%, 03/01/2021	3,000	3,316	4.00%, 02/01/2045	12,660	13,518
10.35%, 04/01/2019	9,000	11,056	4.50%, 08/01/2033	1,493	1,631
Ventas Realty LP / Ventas Capital Corp			4.50%, 08/01/2033	1,383	1,510
3.25%, 08/15/2022	8,000	8,043	4.50%, 08/01/2033	629	686
4.00%, 04/30/2019	3,000	3,149	4.50%, 05/01/2039	3,712	4,048
Welltower Inc			4.50%, 06/01/2039	3,300	3,651
3.75%, 03/15/2023	3,000	3,033	4.50%, 07/01/2039	7,953	8,768
4.50%, 01/15/2024	5,000	5,275	4.50%, 12/01/2040	8,246	9,008
4.95%, 01/15/2021	3,000	3,291	4.50%, 10/01/2041	10,852	11,871
6.13%, 04/15/2020	2,000	2,267	5.00%, 08/01/2035	1,303	1,456
6.20%, 06/01/2016	3,000	3,012	5.00%, 11/01/2035	1,275	1,411
		$191,367	5.00%, 10/01/2038	1,919	2,074
			5.00%, 08/01/2039	5,103	5,656
Savings & Loans - 0.22%			5.50%, 11/01/2017	167	172
First Niagara Financial Group Inc			5.50%, 01/01/2018	41	41
7.25%, 12/15/2021	6,000	6,949	5.50%, 05/01/2031	278	311
			5.50%, 06/01/2035	656	734
Software - 1.37%			5.50%, 01/01/2036	1,487	1,688
Oracle Corp			5.50%, 04/01/2036	1,448	1,637
2.50%, 05/15/2022	24,000	24,515	6.00%, 03/01/2031	40	45
2.95%, 05/15/2025	19,000	19,562	6.00%, 05/01/2032	140	160
		$44,077	6.00%, 06/01/2038	529	598
			6.50%, 01/01/2029	60	68
Storage & Warehousing - 0.09%			6.50%, 05/01/2029	111	127
Mobile Mini Inc			6.50%, 06/01/2029	97	110
7.88%, 12/01/2020	2,750	2,860	6.50%, 06/01/2029	53	63
			6.50%, 08/01/2029	69	79
			7.00%, 01/01/2032	24	24
Telecommunications - 0.90%
Qwest Corp					$159,954
6.75%, 12/01/2021	19,000	20,524	Federal National Mortgage Association (FNMA) - 15.24%
Sprint Corp			3.00%, 03/01/2042	10,179	10,456
7.88%, 09/15/2023	7,500	5,850	3.00%, 03/01/2042	10,027	10,299
T-Mobile USA Inc			3.00%, 05/01/2042	11,568	11,886
6.38%, 03/01/2025	2,250	2,362	3.00%, 06/01/2042	10,657	10,950
		$28,736	3.00%, 06/01/2042	10,595	10,886
			3.50%, 12/01/2040	7,675	8,056
Transportation - 0.49%
Trailer Bridge Inc			3.50%, 01/01/2041	6,421	6,740
0.00%, 11/15/2016(a),(b),(c)	12,000	—	3.50%, 01/01/2041	6,137	6,442
17.00%, PIK 16.75%, 03/31/2017(b),(c),(d),(h)	16,949	15,692	3.50%, 12/01/2041	5,539	5,815
			3.50%, 01/01/2042	8,507	8,983
		$15,692
			3.50%, 03/01/2042	9,034	9,481
Trucking & Leasing - 0.70%			3.50%, 04/01/2042	11,987	12,585
Penske Truck Leasing Co Lp / PTL Finance			3.50%, 02/01/2043	14,579	15,380
Corp			3.50%, 06/01/2043	14,262	15,045
3.75%, 05/11/2017(e)	22,000	22,452	3.50%, 03/01/2045	14,732	15,556
			3.50%, 07/01/2045	17,190	18,088
TOTAL BONDS		$1,966,665	4.00%, 03/01/2039	4,124	4,403
			4.00%, 08/01/2040	4,077	4,368

See accompanying notes

Schedule of Investments Income Fund April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
4.00%, 09/01/2040	$7,897	$8,525	3.50%, 02/15/2039	$15,000	$17,711
4.00%, 11/01/2040	3,259	3,492	3.63%, 02/15/2020	15,000	16,416
4.00%, 11/01/2040	4,934	5,298	3.63%, 02/15/2044	15,000	18,043
4.00%, 10/01/2041	5,000	5,358	3.75%, 11/15/2043	10,000	12,314
4.00%, 10/01/2041	6,686	7,164	4.38%, 02/15/2038	15,000	20,104
4.00%, 11/01/2041	14,369	15,398			$463,933
4.00%, 04/01/2042	9,631	10,322	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 08/01/2043	12,964	13,945	OBLIGATIONS		$1,113,500
4.00%, 08/01/2043	15,663	16,903	Total Investments		$3,196,510
4.00%, 11/01/2043	15,191	16,407	Other Assets and Liabilities - 0.39%		$12,630
4.00%, 11/01/2043	13,515	14,532	TOTAL NET ASSETS - 100.00%		$3,209,140
4.00%, 01/01/2044	14,049	15,106
4.00%, 02/01/2044	14,912	16,083
4.00%, 07/01/2044	14,415	15,403	(a) Non-Income Producing Security
4.00%, 09/01/2044	13,608	14,532	(b)	Fair value of these investments is determined in good faith by the Manager
4.00%, 11/01/2044	15,938	17,065	under procedures established and periodically reviewed by the Board of
4.50%, 06/01/2039	1,738	1,894	Directors. At the end of the period, the fair value of these securities totaled
4.50%, 08/01/2039	2,905	3,209	$16,790 or 0.52% of net assets.
4.50%, 05/01/2040	3,955	4,325	(c)	Security is Illiquid. At the end of the period, the value of these securities
4.50%, 08/01/2040	13,417	14,637	totaled $16,790 or 0.52% of net assets.
4.50%, 10/01/2040	9,388	10,242	(d)	Variable Rate. Rate shown is in effect at April 30, 2016.
4.50%, 12/01/2040	10,130	11,082	(e)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 08/01/2041	12,276	13,381	1933. These securities may be resold in transactions exempt from
4.50%, 10/01/2043	10,525	11,456	registration, normally to qualified institutional buyers. At the end of the
4.50%, 05/01/2044	17,383	18,939	period, the value of these securities totaled $363,654 or 11.33% of net
5.00%, 01/01/2018	141	145	assets.
5.00%, 10/01/2032	168	186	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 08/01/2035	2,673	2,964	interest, but they may be called by the issuer at an earlier date.
5.00%, 04/01/2039	1,322	1,481	(g) Security purchased on a when-issued basis.
5.00%, 12/01/2039	1,788	1,982	(h)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 04/01/2040	3,980	4,452	in lieu of cash.
5.00%, 06/01/2040	3,595	4,026
5.50%, 03/01/2033	231	261
5.50%, 02/01/2035	2,602	2,940
6.00%, 04/01/2032	106	122	Portfolio Summary (unaudited)
6.50%, 09/01/2028	50	57	Sector		Percent
6.50%, 11/01/2028	26	30	Mortgage Securities		20.24%
6.50%, 05/01/2031	25	29	Financial		18.54%
6.50%, 05/01/2032	203	240	Government		14.46%
7.00%, 01/01/2030	4	4	Energy		8.97%
		$489,036	Consumer, Non-cyclical		8.00%
Government National Mortgage Association (GNMA) -			Utilities		6.46%
0.02%			Asset Backed Securities		4.42%
6.00%, 05/20/2032(d)	403	470	Industrial		4.20%
7.00%, 06/20/2031	88	107	Exchange Traded Funds		3.42%
		$577	Communications		3.14%
			Consumer, Cyclical		3.07%
U.S. Treasury - 14.46%			Basic Materials		2.57%
0.63%, 12/15/2016	15,000	15,009	Technology		2.12%
0.75%, 10/31/2017	15,000	15,009	Other Assets and Liabilities		0.39%
0.88%, 02/28/2017	15,000	15,034	TOTAL NET ASSETS		100.00%
1.25%, 10/31/2019	15,000	15,108
1.38%, 11/30/2018	15,000	15,195
1.63%, 04/30/2019	15,000	15,306
1.63%, 07/31/2019	15,000	15,309
1.63%, 06/30/2020	15,000	15,264
1.63%, 11/15/2022	15,000	15,072
1.75%, 05/31/2016	15,000	15,018
1.75%, 05/15/2022	15,000	15,226
1.75%, 05/15/2023	15,000	15,154
2.00%, 11/15/2021	15,000	15,480
2.25%, 11/15/2024	5,000	5,199
2.38%, 05/31/2018	15,000	15,489
2.50%, 05/15/2024	15,000	15,907
2.63%, 11/15/2020	15,000	15,906
2.75%, 11/15/2023	15,000	16,192
2.88%, 05/15/2043	15,000	15,689
2.88%, 08/15/2045	15,000	15,651
3.00%, 11/15/2044	15,000	16,054
3.00%, 11/15/2045	15,000	16,051
3.13%, 05/15/2021	15,000	16,329
3.13%, 08/15/2044	15,000	16,454
3.38%, 05/15/2044	15,000	17,240
See accompanying notes			169

Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 3.21%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.21%
BlackRock Liquidity Funds FedFund Portfolio	55,799,902	$55,800	Other Asset Backed Securities (continued)
			Countrywide Asset-Backed Certificates
TOTAL INVESTMENT COMPANIES		$55,800	1.56%, 12/25/2032(a)		$41	$37
			Fannie Mae REMIC Trust 2003-W16
	Principal		0.74%, 11/25/2033(a)		1	1
BONDS- 4.51%	Amount (000's) Value (000's)
			Long Beach Mortgage Loan Trust 2004-2
Commercial Mortgage Backed Securities - 0.01%			1.23%, 06/25/2034(a)		90	87
CD 2007-CD4 Commercial Mortgage Trust						$269
0.58%, 12/11/2049(a),(b),(c)	$3,852	$9
Commercial Mortgage Trust 2007-GG9			Sovereign - 4.25%
0.43%, 03/10/2039(a),(b),(c)	32,340	46	Bundesrepublik Deutschland Bundesobligation
G-FORCE 2005-RR2 LLC			Inflation Linked Bond
0.74%, 12/25/2039(a),(c),(d)	76	73	0.75%, 04/15/2018	EUR	3,700	4,399
Ginnie Mae			Italy Buoni Poliennali Del Tesoro
0.83%, 03/16/2047(a),(b)	538	10	1.25%, 09/15/2032(c)		2,377	2,827
ML-CFC Commercial Mortgage Trust 2006-			2.10%, 09/15/2016		42	49
3			2.35%, 09/15/2024(c)		9,333	12,346
0.93%, 07/12/2046(a),(b),(c)	10,040	12	2.55%, 09/15/2041		1,640	2,363
		$150	2.60%, 09/15/2023		1,059	1,424
			Japanese Government CPI Linked Bond
Home Equity Asset Backed Securities - 0.00%			0.10%, 09/10/2024	JPY	2,110,678	20,968
New Century Home Equity Loan Trust 2005-			0.10%, 03/10/2025		1,017,458	10,113
1			New Zealand Government Bond
1.02%, 03/25/2035(a)	55	55	2.52%, 09/20/2035(a)	NZD	6,600	4,941
Option One Mortgage Loan Trust 2005-1			3.08%, 09/20/2030(a)		17,940	14,451
1.94%, 02/25/2035(a)	23	2
						$73,881
		$57	TOTAL BONDS			$78,440
Mortgage Backed Securities - 0.23%			U.S. GOVERNMENT & GOVERNMENT	Principal
Alternative Loan Trust 2007-OA7			AGENCY OBLIGATIONS - 94.17%	Amount (000's) Value (000's)
0.65%, 05/25/2047(a)	985	527
			U.S. Treasury - 0.88%
Bear Stearns ALT-A Trust 2007-2			1.63%, 07/31/2019		$15,000	$15,309
0.61%, 04/25/2037(a)	477	349
ChaseMortgageFinanceTrust Series2007-
A2			U.S. Treasury Inflation-Indexed Obligations - 93.29%
2.89%, 07/25/2037(a)	102	102	0.13%, 04/15/2017		5,164	5,212
Fannie Mae REMIC Trust 2004-W5			0.13%, 04/15/2018		92,896	94,458
0.89%, 02/25/2047(a)	34	34	0.13%, 04/15/2019		98,783	100,906
Fannie Mae REMIC Trust 2005-W2			0.13%, 04/15/2020		97,657	99,714
0.64%, 05/25/2035(a)	22	21	0.13%, 04/15/2021		55,139	56,385
Freddie Mac REMICS			0.13%, 01/15/2022		55,510	56,422
0.83%, 09/15/2033(a)	21	21	0.13%, 07/15/2022		17,188	17,515
0.88%, 06/15/2023(a)	2	2	0.13%, 01/15/2023		69,094	69,828
HomeBanc Mortgage Trust 2005-5			0.13%, 07/15/2024		101,142	101,949
0.78%, 01/25/2036(a)	439	379	0.25%, 01/15/2025		152,775	154,669
Impac CMB Trust Series 2004-5			0.38%, 07/15/2023		20,744	21,418
2.76%, 10/25/2034(a)	28	21	0.38%, 07/15/2025		15,373	15,787
Impac CMB Trust Series 2004-6			0.63%, 07/15/2021		10,753	11,295
1.42%, 10/25/2034(a)	18	17	0.63%, 01/15/2024		91,781	95,944
Impac CMB Trust Series 2005-1			0.63%, 01/15/2026		56,500	59,334
1.06%, 04/25/2035(a)	131	107	0.63%, 02/15/2043		27,969	26,410
Impac CMB Trust Series 2005-5			0.75%, 02/15/2042		27,547	26,837
1.20%, 08/25/2035(a)	27	18	0.75%, 02/15/2045(e)		51,418	49,980
Impac CMB Trust Series 2007-A			1.00%, 02/15/2046		21,330	22,340
0.69%, 05/25/2037(a),(c)	573	517	1.13%, 01/15/2021		86,979	92,948
JP Morgan Alternative Loan Trust 2007-A1			1.25%, 07/15/2020		17,640	18,946
0.59%, 03/25/2037(a)	602	565	1.38%, 07/15/2018		6,988	7,360
Merrill Lynch Alternative Note Asset Trust			1.38%, 01/15/2020		26,035	27,831
Series 2007-A3			1.38%, 02/15/2044(e)		53,777	60,407
0.65%, 04/25/2037(a)	2,504	1,334	1.75%, 01/15/2028		27,509	32,039
WaMu Mortgage Pass-Through Certificates			2.00%, 01/15/2026		19,724	23,178
Series 2005-AR2 Trust			2.13%, 02/15/2040		18,473	23,674
0.81%, 01/25/2045(a)	73	65	2.13%, 02/15/2041		15,617	20,180
WaMu Mortgage Pass-Through Certificates			2.38%, 01/15/2025		61,212	73,114
Series 2006-AR9 Trust			2.38%, 01/15/2027		20,935	25,675
0.66%, 08/25/2046(a)	40	4	2.50%, 01/15/2029		37,880	47,774
		$4,083	3.38%, 04/15/2032		3,688	5,365
			3.63%, 04/15/2028		27,158	37,516
Other Asset Backed Securities - 0.02%			3.88%, 04/15/2029(e)		28,674	41,176
Argent Securities Trust 2006-W3						$1,623,586
0.56%, 04/25/2036(a)	31	12
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Asset-Backed Pass-Through Certificates			OBLIGATIONS			$1,638,895
Series 2004-R2			TOTAL PURCHASED OPTIONS - 0.24%			$4,197
1.06%, 04/25/2034(a)	134	132
			TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$5

See accompanying notes

	Schedule of Investments
	Inflation Protection Fund
	April 30, 2016 (unaudited)

	Value(000	's)
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.18%	$3,176
Total Investments	$1,780,513
Other Assets and Liabilities - (2.31)%	$(40,196)
TOTAL NET ASSETS - 100.00%	$1,740,317

(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
(b)	Security is an Interest Only Strip.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,830 or 0.91% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $73 or 0.00% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,003 or 0.17% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			98.42%
Exchange Traded Funds			3.21%
Purchased Options			0.24%
Mortgage Securities			0.24%
Purchased Interest Rate Swaptions			0.18%
Asset Backed Securities			0.02%
Purchased Capped Options			0.00%
Other Assets and Liabilities			(2.31)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/04/2016	EUR	3,775,000	$4,251	$4,323	$72	$—
Citigroup Inc	05/18/2016	AUD	22,285,000	17,156	16,932	—	(224)
Citigroup Inc	07/01/2016	AUD	3,287,500	2,484	2,493	9	—
Deutsche Bank AG	05/02/2016	EUR	2,245,000	2,558	2,571	13	—
Deutsche Bank AG	05/02/2016	JPY	919,156,612	8,505	8,639	134	—
Deutsche Bank AG	05/18/2016	EUR	11,130,000	12,538	12,749	211	—
Deutsche Bank AG	05/18/2016	GBP	8,252,866	11,943	12,058	115	—
Deutsche Bank AG	05/18/2016	NZD	6,195,000	4,218	4,321	103	—
Deutsche Bank AG	06/15/2016	JPY	1,890,244,830	16,845	17,790	945	—
HSBC Securities Inc	05/18/2016	NZD	3,995,000	2,734	2,787	53	—
Morgan Stanley & Co	05/02/2016	JPY	469,419,727	4,255	4,412	157	—
Morgan Stanley & Co	05/04/2016	EUR	300,000	338	343	5	—
Morgan Stanley & Co	05/16/2016	JPY	489,098,000	4,079	4,598	519	—
Morgan Stanley & Co	05/18/2016	GBP	2,817,334	4,078	4,116	38	—
Morgan Stanley & Co	07/01/2016	AUD	3,287,500	2,484	2,493	9	—
Standard Chartered Bank, Hong Kong	05/04/2016	EUR	21,217,000	24,096	24,295	199	—
Standard Chartered Bank, Hong Kong	05/18/2016	GBP	3,550,869	5,112	5,188	76	—
UBS AG	05/18/2016	GBP	2,945,000	4,271	4,303	32	—
Total						$2,690	$(224)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	05/09/2016	JPY	1,884,996,500	$16,765	$17,719	$—	$(954)
Barclays Bank PLC	06/06/2016	JPY	1,880,046,500	17,332	17,688	—	(356)
BNP Paribas	05/04/2016	MXN	19,805,000	1,131	1,151	—	(20)
BNP Paribas	05/18/2016	AUD	18,265,000	14,040	13,878	162	—
Citigroup Inc	07/01/2016	NOK	20,287,238	2,484	2,521	—	(37)
Deutsche Bank AG	05/18/2016	EUR	6,765,000	7,649	7,749	—	(100)
Deutsche Bank AG	05/18/2016	GBP	8,871,022	12,538	12,961	—	(423)
Deutsche Bank AG	05/18/2016	NZD	6,195,000	4,227	4,321	—	(94)
HSBC Securities Inc	05/04/2016	EUR	200,000	228	229	—	(1)
HSBC Securities Inc	05/18/2016	AUD	4,000,000	3,074	3,039	35	—
HSBC Securities Inc	05/18/2016	NZD	6,250,000	4,236	4,360	—	(124)

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver			In Exchange For	Fair Value	Asset	Liability
HSBC Securities Inc		06/15/2016	JPY	1,900,945,587		$17,092	$17,891	$—		$(799)
Morgan Stanley & Co		05/02/2016	JPY	469,547,972		4,255	4,413	—		(158)
Morgan Stanley & Co		05/04/2016	EUR	41,715,000		47,562	47,767	—		(205)
Morgan Stanley & Co		05/16/2016	GBP	2,740,000		4,079	4,003	76		—
Morgan Stanley & Co		05/18/2016	EUR	3,625,000		4,078	4,152	—		(74)
Morgan Stanley & Co		05/18/2016	GBP	5,870,000		8,575	8,576	5		(6)
Morgan Stanley & Co		06/06/2016	EUR	16,916,000		19,336	19,387	—		(51)
Morgan Stanley & Co		07/01/2016	NOK	20,274,512		2,484	2,519	—		(35)
Royal Bank of Scotland PLC		05/04/2016	GBP	100,000		144	146	—		(2)
Standard Chartered Bank, Hong Kong		05/02/2016	EUR	2,245,000		2,548	2,571	—		(23)
Standard Chartered Bank, Hong Kong		05/18/2016	EUR	4,500,000		5,112	5,155	—		(43)
Standard Chartered Bank, Hong Kong		06/07/2016	NZD	25,564,000		17,817	17,809	8		—
State Street Financial		05/04/2016	EUR	293,000		333	336	—		(3)
State Street Financial		06/06/2016	GBP	82,000		120	120	—		—
UBS AG		05/09/2016	JPY	1,884,996,500		16,808	17,719	—		(911)
UBS AG		06/06/2016	JPY	1,880,046,500		17,546	17,688	—		(142)
Westpac Banking Corp		05/04/2016	NZD	25,564,000		17,663	17,849	—		(186)
Total								$286	$(4,747)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type		Long/Short		Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; June 2016			Short	10		$1,851	$	1,853 $		(2)
Euro-Bobl 5 Year; June 2016			Short	7		1,053		1,049		4
Euro-BTP; June 2016			Short	178		28,108		28,117		(9)
Japan 10 Year Bond TSE; June 2016			Short	22		31,253		31,323		(70)
US 10 Year Note; June 2016			Long	341		44,226		44,351		125
US 10 Year Ultra Note; June 2016			Short	83		11,654		11,667		(13)
US 2 Year Note; June 2016			Long	344		74,996		75,207		211
US 5 Year Note; June 2016			Long	551		66,516		66,624		108
US Long Bond; June 2016			Short	80		13,101		13,065		36
US Ultra Bond; June 2016			Short	204		35,177		34,954		223
Total								$		613

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration		Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		$20,405	$—	$124	$124	$—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	EUR	12,834	—	141	141	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021		12,834	—	(26)	—	(26)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021		12,834	—	(15)	—	(15)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026		12,834	—	141	141	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total							$—	$365	$406	$(41)

Amounts in thousands

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

Exchange Cleared Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized
Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
3 Month LIBOR	Receive	2.20%	08/09/2020	$21,200	$—	$	(920)	$(920)
3 Month LIBOR	Receive	1.51%	01/14/2021	26,890	1	(345)	(344)
3 Month LIBOR	Pay	1.87%	01/22/2026	650	—	10	10
3 Month LIBOR	Receive	2.07%	08/15/2041	6,990	—	199	199
3 Month LIBOR	Receive	1.24%	08/31/2020	66,100	1	(91)	(90)
Total	$2	$	(1,147)	$(1,145)

Amounts in thousands

Interest Rate Swaptions

Pay/
Receive	Upfront
Purchased Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68%	01/13/2021	$11,800	$1,433	$1,891	$458
Rate Swap	LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00%	11/22/2017	6,900	313	28	(285)
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.95%	06/02/2016	9,718	180	(1)	(181)
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68%	01/13/2021	11,800	1,578	1,258	(320)
Rate Swap	LIBOR
Total	$3,504	$3,176	$(328)

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Receive	3.10%	03/17/2017	$8,800	$(223)	$(360)	$(137)
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/07/2017	8,800	(258)	(16)	242
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/07/2017	17,600	(496)	(32)	464
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/17/2017	8,800	(222)	(18)	204
Rate Swap	LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10%	01/13/2017	74,700	(697)	(201)	496
Rate Swap	LIBOR
Total	$(1,896	) $	(627	) $	1,269

Amounts in thousands

Options

Expiration	Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus AUD	GBP	1.92	06/24/2016	11,780,000	$131	$393	$	262
Call - USD versus CAD	$1.31	06/13/2016	51,040,000	503	131	(372)
Call - USD versus CAD	$1.32	11/04/2016	34,025,000	600	453	(147)
Call - USD versus CAD	$1.42	11/04/2016	34,025,000	163	118	(45)
Call - USD versus MXN	$18.29	11/04/2016	34,025,000	940	757	(183)
Call - USD versus MXN	$19.87	11/04/2016	34,025,000	371	285	(86)
Put- 90 Day Eurodollar Future; September 2017	$98.25	09/19/2016	1,796	115	56	(59)
Put- 90 Day Eurodollar Future; September 2017	$98.75	09/19/2016	1,796	384	370	(14)
Put - AUD versus NOK	AUD	6.24	06/30/2016	22,565,000	264	535	271
Put - CAD versus JPY	CAD	82.00	06/17/2016	44,405,000	544	324	(220)
Put - CHF versus NOK	CHF	7.72	08/02/2016	32,280,000	397	39	(358)
Put - EUR versus USD	EUR	1.02	11/04/2016	29,960,000	120	114	(6)
Put - EUR versus USD	EUR	1.11	07/11/2016	30,480,000	376	215	(161)
Put - EUR versus USD	EUR	1.09	11/04/2016	29,960,000	513	335	(178)
Put - Euro Bund 10 Year Bund Future; June	EUR	158.50	05/27/2016	204	236	24	(212)
2016
Put - NZD versus USD	NZD	0.67	05/30/2016	24,610,000	141	48	(93)
Total	$5,798	$4,197	$	(1,601)

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

Options (continued)

						Upfront Premiums					Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - AUD versus NOK		AUD	6.60	06/30/2016	22,565,000		$(154	) $	(29)		$125
Call - EUR versus USD		EUR	1.18	07/11/2016	30,480,000		(215)		(222)		(7)
Call - USD versus CAD			$1.34	06/13/2016	51,040,000		(236)		(46)		190
Call - USD versus CAD			$1.37	11/04/2016	68,050,000		(628)		(469)		159
Call - USD versus MXN			$19.00	11/04/2016	68,050,000		(1,190)		(958)		232
Put - 90 Day Eurodollar Future; September 2017			$98.50	09/19/2016	3,591		(354)		(293)		61
Put - AUD versus NOK		AUD	6.03	06/30/2016	22,565,000		(106)		(227)		(121)
Put - CAD versus JPY		CAD	78.00	06/17/2016	88,930,000		(385)		(213)		172
Put - EUR versus USD		EUR	1.06	11/04/2016	59,920,000		(565)		(396)		169
Total							$(3,833	) $	(2,853)		$980

Amounts in thousands except contracts

Purchased Capped Options

							Upfront
	Counterparty			Expiration		Notional	Premiums				Unrealized
Description	(Issuer)	Strike Index		Floating Rate	Date	Amount	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%		Max (0,	11/07/2016	$50,685	$46			$4	$(42)
Consumers NAS			USCPIU-2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%		Max (0,	11/11/2016	20,315	22			1	(21)
Consumers NAS			USCPIU-2%)
Total							$68			$5	$(63)

Amounts in thousands

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2016 (unaudited)

COMMON STOCKS - 94.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 1.65%			Computers - 2.00%
Golden Agri-Resources Ltd	17,060,000	$5,061	Infosys Ltd ADR	974,443	$18,320
KT&G Corp	86,399	9,308	Wistron Corp	5,479,000	3,234
Kuala Lumpur Kepong Bhd	550,300	3,366			$21,554
		$17,735	Diversified Financial Services - 3.19%
Airlines - 1.55%			China Everbright Ltd	1,078,000	2,128
Air China Ltd	7,944,000	6,014	E.Sun Financial Holding Co Ltd	9,078,000	5,025
AirAsia Bhd	8,816,800	4,280	Fubon Financial Holding Co Ltd	3,920,000	4,748
China Eastern Airlines Corp Ltd (a)	11,750,000	6,424	Indiabulls Housing Finance Ltd	531,674	5,542
		$16,718	Mega Financial Holding Co Ltd	7,234,184	5,127
			Shinhan Financial Group Co Ltd	231,981	8,506
Automobile Manufacturers - 2.61%			SinoPac Financial Holdings Co Ltd	11,168,000	3,300
Ashok Leyland Ltd	5,910,213	9,492			$34,376
Ford Otomotiv Sanayi AS	188,921	2,540
Guangzhou Automobile Group Co Ltd	7,936,000	9,222	Electric - 2.97%
Kia Motors Corp	163,024	6,837	Enersis Americas SA	11,812,851	2,007
		$28,091	Huadian Power International Corp Ltd	1,422,631	729
			Korea Electric Power Corp	367,900	19,984
Automobile Parts & Equipment - 2.15%			NTPC Ltd	560,747	1,175
Ceat Ltd	276,094	4,560	Tenaga Nasional BHD	2,214,800	8,136
Hankook Tire Co Ltd	135,310	6,294			$32,031
Hiroca Holdings Ltd	1,655,000	6,497
Hota Industrial Manufacturing Co Ltd	88,000	421	Electronics - 1.65%
Tong Yang Industry Co Ltd (a)	1,133,000	1,722	AAC Technologies Holdings Inc	531,500	3,689
Weichai Power Co Ltd (a)	3,026,000	3,634	Elite Material Co Ltd	210,000	373
		$23,128	Hon Hai Precision Industry Co Ltd	5,765,918	13,735
					$17,797
Banks - 12.89%
Abu Dhabi Commercial Bank PJSC	3,274,061	5,860	Engineering & Construction - 3.23%
Banco de Chile	43,436,031	4,763	China Railway Construction Corp Ltd	6,140,000	7,806
Bangkok Bank PCL	971,988	4,608	Grupo Aeroportuario del Pacifico SAB de CV	743,900	7,024
Bank Mandiri Persero Tbk PT	5,564,800	4,045	Grupo Aeroportuario del Sureste SAB de CV	195,449	3,010
Bank Negara Indonesia Persero Tbk PT	12,867,300	4,455	Hyundai Development Co-Engineering &	202,746	8,932
Barclays Africa Group Ltd	617,441	6,252	Construction
China CITIC Bank Corp Ltd	5,926,000	3,717	Promotora y Operadora de Infraestructura	630,108	7,988
China Construction Bank Corp	49,584,722	31,493	SAB de CV
First Gulf Bank PJSC	1,332,307	4,663			$34,760
Grupo Financiero Banorte SAB de CV	1,870,515	10,635
			Food - 1.54%
HDFC Bank Ltd ADR	64,471	4,053
			Cencosud SA	1,035,367	2,783
Industrial & Commercial Bank of China Ltd	10,305,000	5,517
			Gruma SAB de CV	203,415	2,965
Industrial Bank of Korea	595,879	6,334
			Grupo Lala SAB de CV	1,855,500	4,962
Investec PLC	766,962	5,873
			Uni-President Enterprises Corp	3,280,040	5,905
Malayan Banking Bhd	4,638,400	10,590
					$16,615
OTP Bank PLC	375,309	9,945
Turkiye Halk Bankasi AS	1,459,489	5,605	Forest Products & Paper - 0.46%
Yes Bank Ltd	740,519	10,497	Sappi Ltd (a)	1,133,629	4,917
		$138,905

Beverages - 2.54%			Holding Companies - Diversified - 1.06%
Ambev SA	3,001,500	16,756	KOC Holding AS	1,086,333	5,676
Anheuser-Busch InBev SA/NV	85,689	10,656	Siam Cement PCL/The	411,600	5,765
		$27,412			$11,441

Building Materials - 0.19%			Home Furnishings - 1.31%
China National Building Material Co Ltd	4,052,000	2,089	Steinhoff International Holdings NV	2,264,493	14,166
Grasim Industries Ltd (b)	38	3
		$2,092	Insurance - 4.35%
Chemicals - 1.33%			AIA Group Ltd	2,763,000	16,536
Indorama Ventures PCL (b)	5,528,900	4,495	Dongbu Insurance Co Ltd	116,779	7,158
Lotte Chemical Corp	22,836	5,825	PICC Property & Casualty Co Ltd	6,206,460	11,290
Sinopec Shanghai Petrochemical Co Ltd	8,280,000	4,061	Sanlam Ltd	2,444,897	11,873
		$14,381			$46,857

Coal - 0.23%			Internet - 6.10%
Exxaro Resources Ltd	394,947	2,507	Alibaba Group Holding Ltd ADR(a)	178,497	13,734
			Baidu Inc ADR(a)	46,038	8,945
			Tencent Holdings Ltd	2,114,200	43,020
Commercial Services - 2.37%					$65,699
Kroton Educacional SA	2,365,500	8,818
New Oriental Education & Technology Group	226,372	8,865	Iron & Steel - 1.81%
Inc ADR			Kumba Iron Ore Ltd (a)	439,558	3,572
Qualicorp SA	757,400	3,292	POSCO	55,134	11,552
TAL Education Group ADR(a)	78,781	4,558	Tata Steel Ltd	819,487	4,330
		$25,533			$19,454

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Leisure Products & Services - 0.95%			Transportation - 0.37%
Bajaj Auto Ltd	135,532	$5,082	MISC Bhd	1,867,300		$4,036
Hero MotoCorp Ltd	118,848	5,184
		$10,266
			Water - 0.56%
Machinery - Construction & Mining - 0.24%			Cia de Saneamento Basicodo Estado de Sao Paulo	788,400		6,031
Doosan Infracore Co Ltd (a)	372,588	2,545

			TOTAL COMMON STOCKS			$1,022,497
Media - 1.75%
			INVESTMENT COMPANIES - 0.26%	Shares Held	Value(000	's)
Naspers Ltd	136,980	18,850
			Publicly Traded Investment Fund - 0.26%
			Goldman Sachs Financial Square Funds -	2,856,031		2,856
Metal Fabrication & Hardware - 0.43%			Government Fund

Hyosung Corp	43,545	4,659

			TOTAL INVESTMENT COMPANIES			$2,856
Mining - 0.86%			PREFERRED STOCKS - 4.17%	Shares Held	Value(000	's)
AngloGold Ashanti Ltd (a)	570,287	9,271
			Banks - 0.74%
			Banco Bradesco SA	1,049,696		7,926
Miscellaneous Manufacturers - 0.53%
Top Glove Corp Bhd	4,511,200	5,724
			Chemicals - 0.46%
			Braskem SA	691,600		4,949
Oil & Gas - 9.70%
Bharat Petroleum Corp Ltd	517,483	7,623
China Petroleum & Chemical Corp	18,253,978	12,863	Holding Companies - Diversified - 2.07%
Gazprom PAO ADR	1,525,369	7,926	Itausa - Investimentos Itau SA	8,900,900		22,283
GS Holdings Corp	130,063	6,279
Lukoil PJSC ADR	554,315	23,618	Iron & Steel - 0.84%
MOL Hungarian Oil & Gas PLC	77,067	4,709	Gerdau SA	1,105,599		2,523
Reliance Industries Ltd	812,336	12,009	Vale SA	1,430,579		6,560
SK Innovation Co Ltd	78,766	10,638				$9,083
Tatneft PAO ADR	281,528	8,875
Thai Oil PCL (b)	2,597,600	4,900	Media - 0.06%
Tupras Turkiye Petrol Rafinerileri AS	193,754	5,110	Zee Entertainment Enterprises Ltd (a)	5,063,071		667
		$104,550
			TOTAL PREFERRED STOCKS			$44,908
Pipelines - 0.35%			Total Investments			$1,070,261
Petronet LNG Ltd	939,969	3,725	Other Assets and Liabilities - 0.70%			$7,568
			TOTAL NET ASSETS - 100.00%			$1,077,829
Real Estate - 0.89%
China Overseas Land & Investment Ltd	3,036,000	9,637
			(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the Manager
REITS - 0.64%			under procedures established and periodically reviewed by the Board of
Macquarie Mexico Real Estate Management	4,995,200	6,939	Directors. At the end of the period, the fair value of these securities totaled
SA de CV (a)			$9,398 or 0.87% of net assets.

Retail - 1.49%
Shinsegae Co Ltd	38,009	7,028
			Portfolio Summary (unaudited)
Wal-Mart de Mexico SAB de CV	3,656,074	9,036
			Country			Percent
		$16,064
			China			17.96%
Semiconductors - 10.74%			Korea, Republic Of			16.23%
Powertech Technology Inc	3,285,000	6,630	Taiwan, Province Of China			12.33%
Samsung Electronics Co Ltd	43,390	47,288	India			8.75%
Silicon Motion Technology Corp ADR	114,826	4,427	South Africa			8.65%
Taiwan Semiconductor Manufacturing Co Ltd	10,558,685	48,510	Brazil			7.35%
Win Semiconductors Corp	4,727,468	8,877	Hong Kong			5.05%
		$115,732	Mexico			4.87%
			Russian Federation			4.42%
Telecommunications - 8.00%			Malaysia			3.34%
China Communications Services Corp Ltd	606,000	286	Thailand			1.84%
China Mobile Ltd	2,276,093	26,131	Indonesia			1.81%
China Telecom Corp Ltd	11,260,000	5,574	Turkey			1.76%
Chunghwa Telecom Co Ltd	4,238,000	14,309	Hungary			1.36%
LG Uplus Corp	585,976	5,748	Belgium			0.99%
Mobile TeleSystems PJSC ADR	778,544	7,209	United Arab Emirates			0.97%
MTN Group Ltd	1,035,077	10,836	Chile			0.89%
Telekomunikasi Indonesia Persero Tbk PT	41,123,800	11,033	Singapore			0.47%
Vodacom Group Ltd	436,708	5,078	United States			0.26%
		$86,204	Other Assets and Liabilities			0.70%
Textiles - 0.19%			TOTAL NET ASSETS			100.00%
Welspun India Ltd	1,393,460	2,095

See accompanying notes

Schedule of Investments International Fund I

April 30, 2016 (unaudited)

COMMON STOCKS - 96.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.11%			Energy - Alternate Sources - 0.92%
MTU Aero Engines AG	24,757	$2,341	Gigasolar Materials Corp	215,000	$3,569
Safran SA	72,330	4,986
Thales SA	54,430	4,710	Engineering & Construction - 0.64%
		$12,037	Promotora y Operadora de Infraestructura	195,100	2,473
Agriculture - 1.36%			SAB de CV
KT&G Corp	48,863	5,264
			Entertainment - 0.94%
Airlines - 1.48%			Aristocrat Leisure Ltd	481,041	3,637
Japan Airlines Co Ltd	159,200	5,730
			Food - 1.96%
Apparel - 0.47%			Colruyt SA	70,000	4,037
Gildan Activewear Inc	58,000	1,801	SPAR Group Ltd/The	127,000	1,898
			Viscofan SA	29,000	1,629
					$7,564
Automobile Manufacturers - 3.31%
Daimler AG	60,055	4,184	Forest Products & Paper - 1.02%
Fuji Heavy Industries Ltd	165,000	5,418	Mondi PLC	205,648	3,939
Geely Automobile Holdings Ltd	6,403,000	3,183
		$12,785	Hand & Machine Tools - 0.71%
Automobile Parts & Equipment - 5.46%			KUKA AG	27,955	2,761
Brembo SpA	55,852	3,005
Bridgestone Corp	140,200	5,160	Healthcare - Services - 0.59%
Continental AG	27,960	6,157	ICON PLC (a)	34,000	2,298
Koito Manufacturing Co Ltd	101,800	4,411
Valeo SA	15,150	2,403
		$21,136	Holding Companies - Diversified - 0.52%
			KOC Holding AS	383,000	2,001
Banks - 1.59%
BOC Hong Kong Holdings Ltd	488,000	1,458
Fukuoka Financial Group Inc	562,900	1,924	Home Builders - 5.07%
Sumitomo Mitsui Financial Group Inc	92,500	2,783	Barratt Developments PLC	640,146	4,985
		$6,165	Bellway PLC	80,421	2,880
			Berkeley Group Holdings PLC	72,577	3,180
Chemicals - 2.25%			Haseko Corp	410,000	3,707
Nissan Chemical Industries Ltd	184,900	4,939	Persimmon PLC	96,126	2,796
Symrise AG	57,000	3,783	Taylor Wimpey PLC	765,052	2,064
		$8,722			$19,612

Commercial Services - 1.70%			Home Furnishings - 0.50%
Intertek Group PLC	42,000	2,003	Howden Joinery Group PLC	266,000	1,924
Intrum Justitia AB	87,092	3,131
Zhejiang Expressway Co Ltd	1,430,000	1,459

		$6,593	Insurance - 7.71%
			Allianz SE	27,618	4,699
Computers - 5.94%			AXA SA	246,507	6,224
Atos SE	45,382	4,039	China Life Insurance Co Ltd/Taiwan	2,615,000	1,965
Capgemini SA	21,400	1,997	Dai-ichi Life Insurance Co Ltd/The	235,100	2,826
Cognizant Technology Solutions Corp (a)	56,000	3,269	PICC Property & Casualty Co Ltd	2,281,000	4,149
Nomura Research Institute Ltd	175,400	6,153	Prudential PLC	177,238	3,499
Obic Co Ltd	70,500	3,706	Swiss Life Holding AG (a)	7,997	2,023
Teleperformance	42,374	3,806	Tokio Marine Holdings Inc	135,300	4,427
		$22,970			$29,812

Diversified Financial Services - 4.06%			Internet - 2.80%
London Stock Exchange Group PLC	107,506	4,270	Com2uSCorp	19,000	2,150
Macquarie Group Ltd	64,446	3,087	Paysafe Group PLC (a)	397,000	2,215
Magellan Financial Group Ltd	160,727	2,607	Tencent Holdings Ltd	317,200	6,454
Mitsubishi UFJ Lease & Finance Co Ltd	432,000	1,883			$10,819
Partners Group Holding AG	9,368	3,864

		$15,711	Leisure Products & Services - 0.45%
			Shimano Inc	12,000	1,722
Electric - 1.05%
Korea Electric Power Corp	75,000	4,074
			Lodging - 0.96%
			Star Entertainment Grp Ltd/The	870,183	3,716
Electrical Components & Equipment - 0.50%
TKH Group NV	49,000	1,937
			Machinery - Construction & Mining - 0.42%
			Takeuchi Manufacturing Co Ltd	108,782	1,623
Electronics - 3.06%
AAC Technologies Holdings Inc	668,000	4,637
			Media - 0.40%
Fujitsu General Ltd	321,700	5,562	Nippon Television Holdings Inc	95,000	1,530
Pegatron Corp	780,000	1,643
		$11,842

See accompanying notes

Schedule of Investments International Fund I

April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Metal Fabrication & Hardware - 1.00%			Water - 1.25%
Assa Abloy AB	183,975	$3,866	Guangdong Investment Ltd	3,427,500	$4,840

			TOTAL COMMON STOCKS		$373,116
Miscellaneous Manufacturers - 2.64%
CRRC Corp Ltd	1,376,000	1,336	INVESTMENT COMPANIES - 2.80%	Shares Held Value (000's)
Sunny Optical Technology Group Co Ltd	2,137,700	6,593	Publicly Traded Investment Fund - 2.80%
Zhuzhou CRRC Times Electric Co Ltd	400,000	2,276	First American Government Obligations Fund	10,842,166	10,842
		$10,205

Oil & Gas - 1.87%			TOTAL INVESTMENT COMPANIES		$10,842
DCC PLC	21,000	1,863	Total Investments		$383,958
Tupras Turkiye Petrol Rafinerileri AS	202,893	5,351	Other Assets and Liabilities - 0.74%		$2,852
		$7,214	TOTAL NET ASSETS - 100.00%		$386,810

Packaging & Containers - 0.76%
CCL Industries Inc	16,000	2,930	(a) Non-Income Producing Security

Pharmaceuticals - 7.26%
Actelion Ltd (a)	39,000	6,321	Portfolio Summary (unaudited)
Alfresa Holdings Corp	192,800	3,713	Country		Percent
Ipsen SA	48,367	2,924	Japan		24.33%
Novo Nordisk A/S	88,389	4,935	China		10.10%
Richter Gedeon Nyrt	92,000	1,828	France		8.04%
Shire PLC	36,000	2,247	United Kingdom		7.63%
Sino Biopharmaceutical Ltd	3,309,500	2,345	Germany		6.97%
Sirtex Medical Ltd	68,000	1,530	Taiwan, Province Of China		5.38%
Suzuken Co Ltd/Aichi Japan	65,700	2,251	Australia		4.79%
		$28,094	Hong Kong		3.90%
Real Estate - 1.47%			Canada		3.78%
China Overseas Land & Investment Ltd	892,400	2,833	United States		3.65%
China Overseas Property Holdings Ltd (a)	297,466	41	Switzerland		3.15%
Daito Trust Construction Co Ltd	20,000	2,829	Korea, Republic Of		2.97%
		$5,703	Denmark		2.23%
			Turkey		1.91%
Retail - 3.69%			Sweden		1.81%
Alimentation Couche-Tard Inc	133,200	5,839	Ireland		1.65%
ANTA Sports Products Ltd	1,106,000	2,817	South Africa		1.51%
Next PLC	25,941	1,931	Belgium		1.05%
Pandora A/S	28,375	3,689	Israel		1.03%
		$14,276	Italy		0.78%
			Mexico		0.64%
Semiconductors - 3.31%			Isle of Man		0.57%
Infineon Technologies AG	215,000	3,068
Mellanox Technologies Ltd (a)	37,000	1,600	Netherlands		0.50%
			Hungary		0.47%
Silicon Motion Technology Corp ADR	55,000	2,120
			Spain		0.42%
Taiwan Semiconductor Manufacturing Co Ltd	255,800	6,034	Other Assets and Liabilities		0.74%
ADR
			TOTAL NET ASSETS		100.00%
		$12,822

Software - 4.71%
Capcom Co Ltd	112,300	2,587
Check Point Software Technologies Ltd (a)	28,900	2,395
Constellation Software Inc/Canada	10,300	4,025
NetEase Inc ADR	43,700	6,149
Nexon Co Ltd	204,800	3,075
		$18,231

Telecommunications - 5.31%
China Mobile Ltd	312,200	3,584
Chunghwa Telecom Co Ltd	1,622,000	5,476
KDDI Corp	259,800	7,484
TPG Telecom Ltd	234,000	1,897
Vocus Communications Ltd	320,000	2,090
		$20,531

Toys, Games & Hobbies - 0.44%
Bandai Namco Holdings Inc	79,300	1,688

Transportation - 1.80%
Central Japan Railway Co	36,700	6,429
Hitachi Transport System Ltd	31,000	520
		$6,949

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2016	Long	102	$8,346	$8,476	$130
S&P 500 Emini; June 2016	Long	36	3,681	3,706	25
Total					$155
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2016 (unaudited)

COMMON STOCKS - 96.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.74%			Lodging (continued)
Delta Air Lines Inc	1,064,530	$44,359	Wynn Resorts Ltd	269,860	$23,829
					$48,915

Apparel - 3.25%			Oil & Gas - 0.54%
Michael Kors Holdings Ltd (a)	428,200	22,121	Pioneer Natural Resources Co	82,800	13,753
NIKE Inc	644,377	37,980
Under Armour Inc (a)	516,808	22,708
			Pharmaceuticals - 6.81%
		$82,809	Bristol-Myers Squibb Co	1,419,922	102,490
Automobile Manufacturers - 0.78%			DexCom Inc (a)	491,822	31,664
Ford Motor Co	1,459,900	19,796	Eli Lilly & Co	521,359	39,378
					$173,532

Banks - 1.62%			Retail - 13.20%
Capital One Financial Corp	571,039	41,337	McDonald's Corp	417,847	52,854
			Panera Bread Co (a)	125,307	26,877
			Starbucks Corp	1,008,504	56,708
Beverages - 2.45%
			Target Corp	793,990	63,122
Constellation Brands Inc	401,057	62,589
			TJX Cos Inc/The	680,395	51,588
			Ulta Salon Cosmetics & Fragrance Inc (a)	410,415	85,481
Biotechnology - 3.82%					$336,630
Alexion Pharmaceuticals Inc (a)	195,597	27,242
Gilead Sciences Inc	795,191	70,144	Semiconductors - 4.86%
			Broadcom Ltd	304,841	44,430
		$97,386
			Lam Research Corp	506,042	38,662
Building Materials - 1.78%			NXP Semiconductors NV (a)	477,273	40,702
Masco Corp	1,478,100	45,392			$123,794

			Software - 4.94%
Chemicals - 2.97%			Activision Blizzard Inc	1,193,604	41,143
PPG Industries Inc	685,158	75,635	Adobe Systems Inc (a)	281,000	26,476
			Microsoft Corp	1,169,700	58,333
Commercial Services - 5.34%					$125,952
FleetCor Technologies Inc (a)	417,284	64,545
			Telecommunications - 0.77%
PayPal Holdings Inc (a)	948,900	37,178	Palo Alto Networks Inc (a)	130,230	19,648
S&P Global Inc	322,675	34,478
		$136,201
			Transportation - 1.04%
Computers - 3.67%			FedEx Corp	160,631	26,522
Apple Inc	999,017	93,648
			TOTAL COMMON STOCKS		$2,453,808
Cosmetics & Personal Care - 1.48%			INVESTMENT COMPANIES - 2.81%	Shares Held Value (000's)
Procter & Gamble Co/The	470,300	37,680	Publicly Traded Investment Fund - 2.81%
			Goldman Sachs Financial Square Funds -	71,732,050	71,732
Diversified Financial Services - 9.73%			Government Fund
MasterCard Inc	1,016,876	98,627
Synchrony Financial (a)	1,418,619	43,367	TOTAL INVESTMENT COMPANIES		$71,732
Visa Inc	1,373,956	106,124	Total Investments		$2,525,540
		$248,118	Other Assets and Liabilities - 0.94%		$23,915
			TOTAL NET ASSETS - 100.00%		$2,549,455
Food - 3.15%
Kellogg Co	550,100	42,253
Mondelez International Inc	884,955	38,018	(a) Non-Income Producing Security
		$80,271

Healthcare - Products - 6.02%
Edwards Lifesciences Corp (a)	721,063	76,584
			Portfolio Summary (unaudited)
Intuitive Surgical Inc (a)	81,923	51,313
			Sector		Percent
Thermo Fisher Scientific Inc	176,800	25,504	Consumer, Non-cyclical		29.07%
		$153,401	Consumer, Cyclical		23.25%
Internet - 10.85%			Technology		13.47%
Alphabet Inc - A Shares (a)	152,066	107,645	Communications		11.62%
Amazon.com Inc (a)	114,784	75,710	Financial		11.35%
Facebook Inc (a)	794,270	93,390	Basic Materials		4.13%
		$276,745	Industrial		2.82%
			Exchange Traded Funds		2.81%
Iron & Steel - 1.16%			Energy		0.54%
Nucor Corp	592,300	29,485	Other Assets and Liabilities		0.94%
			TOTAL NET ASSETS		100.00%
Leisure Products & Services - 2.36%
Royal Caribbean Cruises Ltd	777,902	60,210

Lodging - 1.92%
Hilton Worldwide Holdings Inc	1,137,686	25,086

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2016 (unaudited)

COMMON STOCKS - 97.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Beverages (continued)
Interpublic Group of Cos Inc/The	37,712	$865	PepsiCo Inc	134,700	$13,869
Omnicom Group Inc	37,172	3,084			$30,892
		$3,949
			Biotechnology - 4.25%
Aerospace & Defense - 1.63%			Alexion Pharmaceuticals Inc (a)	1,012,098	140,964
B/E Aerospace Inc	9,584	466	Alnylam Pharmaceuticals Inc (a)	4,836	324
Boeing Co/The	788,717	106,319	Amgen Inc	62,812	9,943
General Dynamics Corp	11,159	1,568	Biogen Inc (a)	80,317	22,087
Harris Corp	2,543	204	BioMarin Pharmaceutical Inc (a)	110,595	9,365
Lockheed Martin Corp	11,911	2,768	Bluebird Bio Inc (a)	2,847	126
Northrop Grumman Corp	3,357	692	Celgene Corp (a)	333,156	34,452
Rockwell Collins Inc	11,736	1,035	Charles River Laboratories International Inc	4,679	371
Spirit AeroSystems Holdings Inc (a)	11,571	546	(a)
TransDigm Group Inc (a)	4,604	1,049	Gilead Sciences Inc	112,921	9,961
United Technologies Corp	4,676	488	Illumina Inc (a)	29,887	4,034
		$115,135	Incyte Corp (a)	162,190	11,722
			Intercept Pharmaceuticals Inc (a)	1,269	191
Agriculture - 0.58%			Intrexon Corp (a)	4,008	107
Altria Group Inc	173,699	10,892	Ionis Pharmaceuticals Inc (a)	9,832	403
Philip Morris International Inc	281,694	27,640	Juno Therapeutics Inc (a)	951	40
Reynolds American Inc	50,281	2,494	Medivation Inc (a)	12,924	747
		$41,026	Puma Biotechnology Inc (a)	1,988	61
			Regeneron Pharmaceuticals Inc (a)	59,157	22,285
Airlines - 1.62%			Seattle Genetics Inc (a)	8,501	302
Alaska Air Group Inc	488,656	34,416	United Therapeutics Corp (a)	3,794	399
American Airlines Group Inc	2,055,083	71,290	Vertex Pharmaceuticals Inc (a)	376,751	31,776
Delta Air Lines Inc	78,377	3,266
JetBlue Airways Corp (a)	12,607	250			$299,660
Southwest Airlines Co	67,302	3,002	Building Materials - 0.47%
Spirit Airlines Inc (a)	6,492	285	Armstrong Flooring Inc (a)	4,907	71
United Continental Holdings Inc (a)	36,379	1,667
			Eagle Materials Inc	4,282	317
		$114,176	GCP Applied Technologies Inc (a)	7,134	158
Apparel - 1.55%			Lennox International Inc	3,880	524
Carter's Inc	5,193	554	Martin Marietta Materials Inc	865	146
Hanesbrands Inc	1,007,972	29,261	Masco Corp	31,458	966
Michael Kors Holdings Ltd (a)	16,821	869	USG Corp (a)	8,796	238
NIKE Inc	82,911	4,887	Vulcan Materials Co	284,328	30,603
Ralph Lauren Corp	925	86			$33,023
Skechers U.S.A. Inc (a)	11,514	381
			Chemicals - 1.85%
Under Armour Inc (a)	843,515	37,064
			Air Products & Chemicals Inc	17,250	2,517
Under Armour Inc (a)	859,403	35,064
			Airgas Inc	1,404	200
VF Corp	20,718	1,306	Axalta Coating Systems Ltd (a)	8,907	254
		$109,472	Celanese Corp	1,233	87
Automobile Manufacturers - 0.80%			CF Industries Holdings Inc	19,639	649
Ferrari NV (a)	341,360	15,651	Dow Chemical Co/The	20,284	1,067
PACCAR Inc	33,653	1,983	Eastman Chemical Co	3,417	261
Tesla Motors Inc (a)	160,143	38,556	Ecolab Inc	940,598	108,150
		$56,190	EI du Pont de Nemours & Co	25,590	1,687
			FMC Corp	8,119	351
Automobile Parts & Equipment - 0.30%			Huntsman Corp	12,560	198
Allison Transmission Holdings Inc	10,385	299	International Flavors & Fragrances Inc	6,843	818
BorgWarner Inc	19,288	693	LyondellBasell Industries NV	35,327	2,920
Delphi Automotive PLC	17,627	1,298	Monsanto Co	40,490	3,793
Johnson Controls Inc	8,450	350	NewMarket Corp	762	309
Lear Corp	5,541	638	Platform Specialty Products Corp (a)	2,517	26
Mobileye NV (a)	455,000	17,358	PPG Industries Inc	16,616	1,834
Visteon Corp	4,342	346	Praxair Inc	14,630	1,718
		$20,982	RPM International Inc	11,511	582
			Sherwin-Williams Co/The	8,162	2,345
Banks - 1.40%			Valspar Corp/The	6,869	733
Bank of New York Mellon Corp/The	19,468	784
					$130,499
Morgan Stanley	2,641,500	71,479
State Street Corp	418,800	26,091	Commercial Services - 1.73%
		$98,354	Aaron's Inc	3,400	89
			Aramark	17,061	572
Beverages - 0.44%			Automatic Data Processing Inc	23,046	2,038
Brown-Forman Corp - A Shares	2,827	293	Avis Budget Group Inc (a)	8,316	209
Brown-Forman Corp - B Shares	9,712	935	Booz Allen Hamilton Holding Corp	9,681	267
Coca-Cola Co/The	239,728	10,740	Cintas Corp	8,239	740
Coca-Cola Enterprises Inc	20,955	1,100	CoStar Group Inc (a)	2,817	556
Constellation Brands Inc	10,007	1,562	Equifax Inc	10,538	1,267
Dr Pepper Snapple Group Inc	11,770	1,070	FleetCor Technologies Inc (a)	504,293	78,004
Monster Beverage Corp (a)	9,173	1,323
			Gartner Inc (a)	7,429	648
			Global Payments Inc	11,840	855

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
H&R Block Inc	20,139	$408	CBOE Holdings Inc	7,700	$477
Hertz Global Holdings Inc (a)	31,297	290	Charles Schwab Corp/The	3,355,660	95,334
KAR Auction Services Inc	5,584	210	CME Group Inc/IL	198,700	18,263
Moody's Corp	10,899	1,043	CoreLogic Inc/United States (a)	5,181	184
Morningstar Inc	2,278	189	Credit Acceptance Corp (a)	828	162
Nielsen Holdings PLC	15,408	803	Eaton Vance Corp	10,697	369
PayPal Holdings Inc (a)	630,666	24,710	Federated Investors Inc	9,370	296
Quanta Services Inc (a)	4,282	101	Interactive Brokers Group Inc - A Shares	1,181	45
Robert Half International Inc	12,816	491	Intercontinental Exchange Inc	191,490	45,963
Rollins Inc	10,723	288	Invesco Ltd	4,929	153
RR Donnelley & Sons Co	12,659	220	Lazard Ltd	11,511	415
S&P Global Inc	16,740	1,789	Legg Mason Inc	3,358	108
Sabre Corp	11,512	333	LPL Financial Holdings Inc	7,139	188
Service Corp International/US	19,709	526	MasterCard Inc	61,114	5,927
ServiceMaster Global Holdings Inc (a)	10,252	393	NorthStar Asset Management Group Inc/New	16,935	211
Total System Services Inc	14,871	760	York
TransUnion (a)	4,179	125	Santander Consumer USA Holdings Inc (a)	583	8
United Rentals Inc (a)	7,725	517	SLM Corp (a)	32,096	217
Vantiv Inc (a)	13,179	719	T Rowe Price Group Inc	15,840	1,193
Verisk Analytics Inc (a)	14,797	1,148	TD Ameritrade Holding Corp	800,999	23,894
Western Union Co/The	46,000	920	Visa Inc	3,342,102	258,144
WEX Inc (a)	3,583	338	Waddell & Reed Financial Inc	7,291	148
		$121,566			$457,164

Computers - 3.96%			Electric - 0.01%
Accenture PLC - Class A	66,241	7,480	Calpine Corp (a)	3,443	54
Apple Inc	1,042,749	97,748	Dominion Resources Inc/VA	2,360	169
Cadence Design Systems Inc (a)	26,791	621	ITC Holdings Corp	4,558	201
Cognizant Technology Solutions Corp (a)	1,287,105	75,129			$424
DST Systems Inc	2,817	340
EMC Corp/MA	57,156	1,492	Electrical Components & Equipment - 0.07%
Fortinet Inc (a)	12,866	418	Acuity Brands Inc	3,855	940
Genpact Ltd (a)	3,088,278	86,132	AMETEK Inc	21,308	1,025
IHS Inc (a)	5,160	636	Emerson Electric Co	48,186	2,632
International Business Machines Corp	52,041	7,595			$4,597
Leidos Holdings Inc	1,937	96	Electronics - 2.12%
NetApp Inc	9,101	215	Allegion PLC	9,001	589
Synopsys Inc (a)	2,423	115
			Amphenol Corp	1,749,052	97,649
Teradata Corp (a)	9,973	252	Fitbit Inc (a)	4,339	79
VeriFone Systems Inc (a)	10,971	312
			FLIR Systems Inc	9,070	274
		$278,581	Gentex Corp	17,222	276
Consumer Products - 0.09%			Honeywell International Inc	69,413	7,932
Avery Dennison Corp	7,348	533	Jabil Circuit Inc	5,370	93
			Keysight Technologies Inc (a)	13,340	348
Church & Dwight Co Inc	11,878	1,101	Mettler-Toledo International Inc (a)	2,474	886
Clorox Co/The	18,770	2,351
Kimberly-Clark Corp	17,650	2,210	National Instruments Corp	1,414,235	38,991
Spectrum Brands Holdings Inc	2,512	285	PerkinElmer Inc	2,674	135
			Trimble Navigation Ltd (a)	3,143	75
		$6,480
			Tyco International Plc	32,265	1,243
Cosmetics & Personal Care - 1.69%			Waters Corp (a)	7,390	962
Colgate-Palmolive Co	48,497	3,439			$149,532
Coty Inc	7,486	228
Estee Lauder Cos Inc/The	1,200,095	115,053	Engineering & Construction - 0.87%
			AECOM (a)	3,011	98
		$118,720	SBA Communications Corp (a)	591,817	60,981
Distribution & Wholesale - 1.05%					$61,079
Fastenal Co	1,504,455	70,393
Fossil Group Inc (a)	4,170	169	Entertainment - 0.02%
HD Supply Holdings Inc (a)	15,879	544	Cinemark Holdings Inc	11,331	393
Ingram Micro Inc	2,655	93	Gaming and Leisure Properties Inc	1,892	62
LKQ Corp (a)	27,449	880	International Game Technology PLC	8,924	155
Watsco Inc	2,723	366	Regal Entertainment Group	11,108	231
WW Grainger Inc	5,487	1,287	Six Flags Entertainment Corp	7,367	442
		$73,732			$1,283

Diversified Financial Services - 6.49%			Environmental Control - 0.89%
			Stericycle Inc (a)	645,220	61,657
Affiliated Managers Group Inc (a)	4,616	786
Air Lease Corp	942	29	Waste Management Inc	12,770	751
Alliance Data Systems Corp (a)	5,433	1,105			$62,408
Ally Financial Inc (a)	4,221	75
			Food - 0.30%
American Express Co	20,450	1,338	Blue Buffalo Pet Products Inc (a)	3,358	83
Ameriprise Financial Inc	12,050	1,156	Campbell Soup Co	9,884	610
Artisan Partners Asset Management Inc	3,494	113	ConAgra Foods Inc	3,528	157
BlackRock Inc	2,423	863	General Mills Inc	70,138	4,302

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders (continued)
Hain Celestial Group Inc/The (a)	9,161	$383	NVR Inc (a)	385	$640
Hershey Co/The	13,174	1,227	Thor Industries Inc	5,244	336
Hormel Foods Corp	23,926	922	Toll Brothers Inc (a)	5,455	149
Ingredion Inc	1,498	172			$1,881
Kellogg Co	13,698	1,052
Kraft Heinz Co/The	36,190	2,825	Home Furnishings - 0.02%
Kroger Co/The	111,774	3,956	Harman International Industries Inc	6,278	482
McCormick & Co Inc/MD	11,184	1,049	Leggett & Platt Inc	13,111	646
			Tempur Sealy International Inc (a)	5,593	339
Pilgrim's Pride Corp (a)	3,665	99
Sprouts Farmers Market Inc (a)	13,043	366	Whirlpool Corp	930	162
Sysco Corp	36,311	1,673			$1,629
Tyson Foods Inc	18,012	1,186	Housewares - 0.03%
Whole Foods Market Inc	27,742	807	Newell Brands Inc	27,310	1,244
		$20,869	Scotts Miracle-Gro Co/The	3,691	261
Forest Products & Paper - 0.03%			Toro Co/The	5,473	473
International Paper Co	43,321	1,874	Tupperware Brands Corp	5,250	305
					$2,283

Hand & Machine Tools - 0.03%			Insurance - 0.09%
Lincoln Electric Holdings Inc	6,632	416	AmTrust Financial Services Inc	2,603	65
Regal Beloit Corp	899	58	Aon PLC	17,232	1,812
Snap-on Inc	5,194	827	Arthur J Gallagher & Co	8,993	414
			Berkshire Hathaway Inc - Class B (a)	14,272	2,076
Stanley Black & Decker Inc	5,901	660
		$1,961	Erie Indemnity Co	2,706	255
			Markel Corp (a)	188	169
Healthcare - Products - 6.39%			Marsh & McLennan Cos Inc	19,719	1,245
Align Technology Inc (a)	7,249	523			$6,036
Baxter International Inc	40,818	1,805
Becton Dickinson and Co	12,799	2,064	Internet - 19.37%
			Alphabet Inc - A Shares (a)	276,439	195,686
Bio-Techne Corp	1,667	155
Boston Scientific Corp (a)	6,160	135	Alphabet Inc - C Shares (a)	231,066	160,131
			Amazon.com Inc (a)	630,107	415,613
Bruker Corp	11,672	330
Cooper Cos Inc/The	2,963	454	CDW Corp/DE	12,206	470
			Dropbox Inc (a),(b),(c),(d)	52,984	419
CR Bard Inc	6,478	1,374
			eBay Inc (a)	73,982	1,807
Danaher Corp	2,394,648	231,682
DENTSPLY SIRONA Inc	12,299	733	Expedia Inc	8,787	1,017
Edwards Lifesciences Corp (a)	21,407	2,274	F5 Networks Inc (a)	6,395	670
Henry Schein Inc (a)	7,355	1,241	Facebook Inc (a)	2,422,168	284,799
Hologic Inc (a)	21,868	735	FireEye Inc (a)	11,425	198
IDEXX Laboratories Inc (a)	8,291	699	Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	831
Intuitive Surgical Inc (a)	287,931	180,349	GoDaddy Inc (a)	3,468	105
			Groupon Inc (a)	48,906	177
Patterson Cos Inc	5,301	230
ResMed Inc	12,693	708	IAC/InterActiveCorp	6,995	324
			Match Group Inc (a)	8,291	95
St Jude Medical Inc	9,635	734
			Netflix Inc (a)	320,640	28,867
Stryker Corp	192,427	20,977
			Priceline Group Inc/The (a)	113,256	152,178
Thermo Fisher Scientific Inc	14,367	2,072
Varian Medical Systems Inc (a)	9,061	736	Splunk Inc (a)	10,607	551
VWR Corp (a)	3,880	103	Tencent Holdings Ltd ADR	1,298,100	26,351
			TripAdvisor Inc (a)	1,447,039	93,464
Zimmer Biomet Holdings Inc	637	74
			VeriSign Inc (a)	8,736	755
		$450,187
					$1,364,508
Healthcare - Services - 4.27%
Aetna Inc	236,096	26,507	Iron & Steel - 0.00%
Anthem Inc	385,346	54,245	Steel Dynamics Inc	3,443	87
Centene Corp (a)	11,511	713
Cigna Corp	243,940	33,795
DaVita HealthCare Partners Inc (a)	941,306	69,563	Leisure Products & Services - 0.23%
			Brunswick Corp/DE	6,834	328
Envision Healthcare Holdings Inc (a)	17,096	387	Harley-Davidson Inc	9,832	470
HCA Holdings Inc (a)	8,385	676	Norwegian Cruise Line Holdings Ltd (a)	10,175	498
Humana Inc	204,241	36,165	Polaris Industries Inc	5,989	586
Laboratory Corp of America Holdings (a)	3,263	409	Royal Caribbean Cruises Ltd	185,400	14,350
LifePoint Health Inc (a)	1,233	83
					$16,232
MEDNAX Inc (a)	5,387	384
UnitedHealth Group Inc	589,033	77,564	Lodging - 1.50%
Universal Health Services Inc	1,910	255	Choice Hotels International Inc	4,271	216
		$300,746	Hilton Worldwide Holdings Inc	2,538,818	55,981
			Las Vegas Sands Corp	22,346	1,009
Holding Companies - Diversified - 0.00%			Marriott International Inc/MD	17,322	1,214
Leucadia National Corp	5,678	95	MGM Resorts International (a)	2,113,632	45,020
			Starwood Hotels & Resorts Worldwide Inc	14,896	1,220
Home Builders - 0.03%			Wyndham Worldwide Corp	10,338	734
DR Horton Inc	13,815	415	Wynn Resorts Ltd	5,947	525
Lennar Corp - A Shares	6,082	275			$105,919
Lennar Corp - B Shares	1,841	66

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Construction & Mining - 0.01%			Oil & Gas Services - 0.02%
Babcock & Wilcox Enterprises Inc (a)	3,640	$83	FMC Technologies Inc (a)	12,366	$377
Caterpillar Inc	6,381	496	Oceaneering International Inc	1,395	51
		$579	RPC Inc	917	14
			Schlumberger Ltd	13,225	1,063
Machinery - Diversified - 1.84%			Targa Resources Corp	6,432	260
BWX Technologies Inc	4,179	140			$1,765
Cognex Corp	7,663	272
Cummins Inc	14,297	1,673	Packaging & Containers - 0.04%
Deere & Co	3,544	298	Ball Corp	11,709	836
Flowserve Corp	459,049	22,406	Bemis Co Inc	1,438	72
Graco Inc	5,318	417	Crown Holdings Inc (a)	5,507	292
IDEX Corp	6,655	545	Graphic Packaging Holding Co	17,575	233
Nordson Corp	5,371	412	Owens-Illinois Inc (a)	1,173	22
Rockwell Automation Inc	11,781	1,337	Packaging Corp of America	8,462	549
Roper Technologies Inc	2,338	412	Sealed Air Corp	16,607	786
Wabtec Corp/DE	1,229,030	101,923	Silgan Holdings Inc	4,008	203
		$129,835	WestRock Co	2,867	120
					$3,113
Media - 0.55%
AMC Networks Inc (a)	5,827	380	Pharmaceuticals - 7.29%
CBS Corp	28,133	1,573	AbbVie Inc	136,752	8,342
Comcast Corp - Class A	209,630	12,737	Agios Pharmaceuticals Inc (a)	2,058	101
Discovery Communications Inc - A Shares (a)	14,008	383	Alkermes PLC (a)	10,106	402
Discovery Communications Inc - C Shares (a)	21,515	576	Allergan plc (a)	305,315	66,119
DISH Network Corp (a)	12,839	633	AmerisourceBergen Corp	23,770	2,023
FactSet Research Systems Inc	3,785	571	Baxalta Inc	28,415	1,192
Scripps Networks Interactive Inc	8,814	549	Bristol-Myers Squibb Co	2,733,144	197,278
Sirius XM Holdings Inc (a)	194,334	768	Cardinal Health Inc	31,810	2,496
Starz (a)	9,190	250	Eli Lilly & Co	342,421	25,863
Time Warner Cable Inc	17,280	3,665	Endo International PLC (a)	7,700	208
Time Warner Inc	25,959	1,951	Express Scripts Holding Co (a)	1,312,107	96,741
Twenty-First Century Fox Inc - A Shares	46,434	1,405	Herbalife Ltd (a)	5,627	326
Twenty-First Century Fox Inc - B Shares	29,573	891	Jazz Pharmaceuticals PLC (a)	5,394	813
Viacom Inc - A Shares	2,926	128	Johnson & Johnson	34,880	3,909
Viacom Inc - B Shares	30,996	1,268	Mallinckrodt PLC (a)	4,295	268
Walt Disney Co/The	103,733	10,711	McKesson Corp	14,160	2,376
		$38,439	Mead Johnson Nutrition Co	1,127,685	98,278
			Merck & Co Inc	36,215	1,986
Metal Fabrication & Hardware - 0.00%			Mylan NV (a)	38,284	1,597
Valmont Industries Inc	609	85	OPKO Health Inc (a)	24,106	259
			Perrigo Co PLC	1,636	158
Mining - 0.00%			Premier Inc (a)	4,813	163
Compass Minerals International Inc	3,087	232	Quintiles Transnational Holdings Inc (a)	7,153	494
Royal Gold Inc	308	19	VCA Inc (a)	7,554	476
Tahoe Resources Inc	2,621	37	Zoetis Inc	30,491	1,434
		$288			$513,302

Miscellaneous Manufacturers - 0.47%			Pipelines - 0.02%
3M Co	55,813	9,342	ONEOK Inc	7,785	281
AptarGroup Inc	1,301	99	Williams Cos Inc/The	62,594	1,214
Carlisle Cos Inc	1,918	195			$1,495
Donaldson Co Inc	11,717	383
			Real Estate - 0.02%
Illinois Tool Works Inc	18,297	1,912	CBRE Group Inc (a)	24,059	713
Ingersoll-Rand PLC	1,122	73
			Jones Lang LaSalle Inc	2,796	322
Parker-Hannifin Corp	5,772	670	Realogy Holdings Corp (a)	5,533	198
Textron Inc	531,740	20,568
					$1,233
		$33,242

			REITS - 0.36%
Office & Business Equipment - 0.00%			American Tower Corp	39,904	4,185
Pitney Bowes Inc	8,308	174
			Boston Properties Inc	8,599	1,108
			Columbia Property Trust Inc	1,884	42
Oil & Gas - 0.02%			Crown Castle International Corp	33,500	2,911
Cabot Oil & Gas Corp	38,149	893	DigitalRealtyTrust Inc	7,571	666
Continental Resources Inc/OK (a)	2,561	95	Empire State Realty Trust Inc	7,408	137
CVR Energy Inc	431	10	Equinix Inc	4,176	1,380
EOG Resources Inc	2,816	233	Equity LifeStyle Properties Inc	7,888	540
HollyFrontier Corp	2,235	80	Extra Space Storage Inc	10,929	928
Marathon Petroleum Corp	4,351	170	Federal Realty Investment Trust	6,143	934
Memorial Resource Development Corp (a)	7,164	94	Healthcare Trust of America Inc	3,186	92
Murphy USA Inc (a)	1,226	70	Lamar Advertising Co	7,597	471
Range Resources Corp	896	40	Omega Healthcare Investors Inc	4,937	167
Tesoro Corp	617	49	Post Properties Inc	2,638	151
		$1,734	Public Storage	13,548	3,317
			Simon Property Group Inc	29,122	5,859

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Tanger Factory Outlet Centers Inc	9,764	$343	ON Semiconductor Corp (a)	35,519	$336
Taubman Centers Inc	2,381	165	Qorvo Inc (a)	11,828	533
Welltower Inc	19,640	1,363	QUALCOMM Inc	13,823	698
Weyerhaeuser Co	9,704	312	Skyworks Solutions Inc	16,312	1,090
		$25,071	Texas Instruments Inc	63,604	3,628
			Xilinx Inc	6,261	270
Retail - 7.18%					$183,616
Advance Auto Parts Inc	6,446	1,006
AutoNation Inc (a)	6,149	311	Shipbuilding - 0.01%
AutoZone Inc (a)	4,292	3,284	Huntington Ingalls Industries Inc	4,556	660
Bed Bath & Beyond Inc	15,948	753
Brinker International Inc	6,724	311
Cabela's Inc (a)	1,053	55	Software - 8.30%
			Adobe Systems Inc (a)	498,206	46,941
CarMax Inc (a)	311,613	16,500
			Akamai Technologies Inc (a)	1,179,077	60,121
Coach Inc	5,010	202	Allscripts Healthcare Solutions Inc (a)	8,211	110
Copart Inc (a)	10,980	470
			ANSYS Inc (a)	644,787	58,528
Costco Wholesale Corp	838,719	124,239	athenahealth Inc (a)	3,426	457
CST Brands Inc	6,458	244	Atlassian Corp PLC (a)	3,023	70
CVS Health Corp	98,897	9,939	Autodesk Inc (a)	14,208	850
Darden Restaurants Inc	3,443	214	Black Knight Financial Services Inc (a)	2,656	85
Dick's Sporting Goods Inc	7,091	329
			Broadridge Financial Solutions Inc	11,014	659
Dillard's Inc	1,250	88
			CDK Global Inc	14,158	673
Dollar General Corp	483,391	39,594	Cerner Corp (a)	18,408	1,033
Dollar Tree Inc (a)	14,007	1,117
			Citrix Systems Inc (a)	13,999	1,146
Domino's Pizza Inc	4,762	576	Electronic Arts Inc (a)	19,219	1,189
DSW Inc	3,468	85
			Fidelity National Information Services Inc	7,392	486
Foot Locker Inc	11,348	697	First Data Corp (a)	15,145	172
Gap Inc/The	21,782	505	Fiserv Inc (a)	32,999	3,225
Genuine Parts Co	12,673	1,216	IMS Health Holdings Inc (a)	13,178	351
GNC Holdings Inc	8,351	203	Inovalon Holdings Inc (a)	3,869	66
Home Depot Inc/The	117,954	15,793
			Intuit Inc	15,716	1,586
L Brands Inc	15,173	1,188
Liberty Interactive Corp QVC Group (a)	21,088	553	Jack Henry & Associates Inc	7,576	614
			Microsoft Corp	1,932,872	96,392
Lowe's Cos Inc	735,738	55,931
lululemon athletica Inc (a)	9,644	632	MSCI Inc	9,121	693
			NetSuite Inc (a)	1,132,041	91,740
Macy's Inc	20,659	818
			Oracle Corp	116,221	4,633
McDonald's Corp	84,022	10,628
Michaels Cos Inc/The (a)	8,017	228	Paychex Inc	49,763	2,594
			PTC Inc (a)	10,641	388
MSC Industrial Direct Co Inc	2,067	160	Rackspace Hosting Inc (a)	11,461	262
Nu Skin Enterprises Inc	3,334	136	Red Hat Inc (a)	16,102	1,181
O'Reilly Automotive Inc (a)	13,186	3,464
			salesforce.com Inc (a)	2,199,234	166,702
Panera Bread Co (a)	2,244	481
			ServiceNow Inc (a)	427,741	30,575
Penske Automotive Group Inc	2,689	105
			SS&C Technologies Holdings Inc	6,663	407
Ross Stores Inc	59,115	3,357	Tableau Software Inc (a)	4,625	239
Sally Beauty Holdings Inc (a)	14,634	460
			Ultimate Software Group Inc/The (a)	2,501	492
Signet Jewelers Ltd	6,884	747	Veeva Systems Inc (a)	7,366	203
Starbucks Corp	2,722,786	153,103	VMware Inc (a)	7,811	444
Target Corp	21,913	1,742	Workday Inc (a)	119,639	8,971
Tiffany & Co	7,991	570
TJX Cos Inc/The	74,662	5,661			$584,278
Tractor Supply Co	444,221	42,050	Telecommunications - 1.11%
Ulta Salon Cosmetics & Fragrance Inc (a)	5,588	1,164	Arista Networks Inc (a)	3,397	226
Urban Outfitters Inc (a)	10,463	317	ARRIS International PLC (a)	7,007	160
Vista Outdoor Inc (a)	1,782	86	AT&T Inc	73,930	2,870
Walgreens Boots Alliance Inc	25,467	2,019	Juniper Networks Inc	662,693	15,507
Williams-Sonoma Inc	8,753	515	Level 3 Communications Inc (a)	2,774	145
World Fuel Services Corp	1,048	49	Motorola Solutions Inc	15,566	1,170
Yum! Brands Inc	24,985	1,988	Palo Alto Networks Inc (a)	135,900	20,503
		$505,883	T-Mobile US Inc (a)	546,800	21,478
			Verizon Communications Inc	312,694	15,929
Semiconductors - 2.61%			Zayo Group Holdings Inc (a)	10,007	260
Analog Devices Inc	17,487	985
					$78,248
Applied Materials Inc	41,163	843
ASML Holding NV - NY Reg Shares	288,900	27,908	Textiles - 0.01%
Broadcom Ltd	16,229	2,365	Mohawk Industries Inc (a)	3,854	742
Intel Corp	66,570	2,016
IPG Photonics Corp (a)	3,391	294
KLA-Tencor Corp	14,234	996	Toys, Games & Hobbies - 0.01%
Lam Research Corp	10,072	769	Hasbro Inc	8,522	721
Linear Technology Corp	21,377	951
Maxim Integrated Products Inc	9,402	336	Transportation - 0.95%
Microchip Technology Inc	19,327	939	Canadian Pacific Railway Ltd	117,600	16,964
Micron Technology Inc (a)	7,768	83	CH Robinson Worldwide Inc	13,195	937
NXP Semiconductors NV (a)	1,624,954	138,576	CSX Corp	28,076	766

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Transportation (continued)
				Consumer, Non-cyclical	27.07%
Expeditors International of Washington Inc	17,284	$858
				Communications	21.60%
FedEx Corp	222,768	36,781
Genesee & Wyoming Inc (a)	2,064	134		Technology	14.89%
				Consumer, Cyclical	14.35%
JB Hunt Transport Services Inc	8,410	697
				Industrial	9.40%
Landstar System Inc	4,689	307
Old Dominion Freight Line Inc (a)	6,518	431		Financial	8.36%
				Exchange Traded Funds	2.45%
Teekay Corp	1,454	16
				Basic Materials	1.88%
Union Pacific Corp	53,530	4,669
				Energy	0.06%
United Parcel Service Inc	42,886	4,506
				Utilities	0.01%
		$67,066		Diversified	0.00%
Trucking & Leasing - 0.00%				Other Assets and Liabilities	(0.07)%
AMERCO	431	152		TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$6,834,952
INVESTMENT COMPANIES - 2.45%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.45%
Cash Account Trust - Government & Agency	2,065,072	2,065
Portfolio - Government Cash Managed
First American Government Obligations Fund	96,920,668	96,921
Morgan Stanley Institutional Liquidity Funds -	73,297,283	73,297
Government Portfolio
		$172,283
TOTAL INVESTMENT COMPANIES		$172,283
CONVERTIBLE PREFERRED STOCKS -
0.39%	Shares Held	Value(000	's)

Internet - 0.39%
Airbnb Inc - Series D (a),(b),(c),(d)	121,527	10,635
Airbnb Inc - Series E (a),(b),(c),(d)	29,361	2,569
Dropbox Inc (a),(b),(c),(d)	254,085	3,145
Flipkart Online Services Pvt Ltd Series A	2,350	284
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	4,148	501
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	7,712	931
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	209,292	9,595
		$27,660
TOTAL CONVERTIBLE PREFERRED STOCKS		$27,660
PREFERRED STOCKS - 0.18%	Shares Held	Value(000	's)

Internet - 0.12%
Flipkart Online Services Pvt Ltd Series G	34,940	4,217
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	98,844	4,532
		$8,749

Software - 0.06%
Magic Leap Inc (a),(b),(c),(d)	168,788	3,888

TOTAL PREFERRED STOCKS		$12,637
Total Investments		$7,047,532
Other Assets and Liabilities - (0.07)%			$(4,760)
TOTAL NET ASSETS - 100.00%		$7,042,772

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $41,547 or 0.59% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $41,547 or 0.59% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

Restricted Securities

Security Name	Trade Date		Cost	Value		Percent of Net Assets
Airbnb Inc - Series D	04/16/2014		$4,948	$10,635		0.15%
Airbnb Inc - Series E	07/14/2015		2,733		2,569	0.04%
Dropbox Inc	11/07/2014		1,012		419	0.01%
Dropbox Inc	01/30/2014		4,854		3,145	0.04%
Flipkart Online Services Pvt Ltd	03/19/2015		785		831	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015		268		284	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015		473		501	0.01%
Flipkart Online Services Pvt Ltd Series E	03/19/2015		879		931	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014		4,185		4,217	0.06%
Magic Leap Inc	01/20/2016		3,888		3,888	0.06%
Uber Technologies Inc	12/03/2015		4,821		4,532	0.06%
Uber Technologies Inc	12/05/2014		6,973		9,595	0.14%

Amounts in thousands

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	1,681	$169,346	$173,067		$3,721
Total						$3,721

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2016 (unaudited)

COMMON STOCKS - 99.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.16%			Banks (continued)
Interpublic Group of Cos Inc/The	106,784	$2,449	Zions Bancorporation	54,306	$1,494
Omnicom Group Inc	63,622	5,279			$326,509
		$7,728
			Beverages - 2.36%
Aerospace & Defense - 2.06%			Brown-Forman Corp - B Shares	26,687	2,570
Boeing Co/The	165,370	22,292	Coca-Cola Co/The	1,034,717	46,355
General Dynamics Corp	77,670	10,914	Coca-Cola Enterprises Inc	55,539	2,915
Harris Corp	33,101	2,648	Constellation Brands Inc	46,706	7,289
L-3 Communications Holdings Inc	20,664	2,718	Dr Pepper Snapple Group Inc	49,750	4,523
Lockheed Martin Corp	69,764	16,212	Molson Coors Brewing Co	48,814	4,668
Northrop Grumman Corp	48,048	9,910	Monster Beverage Corp (a)	39,874	5,751
Raytheon Co	79,398	10,032	PepsiCo Inc	383,825	39,519
Rockwell Collins Inc	34,821	3,071			$113,590
United Technologies Corp	206,564	21,559
			Biotechnology - 2.65%
		$99,356	Alexion Pharmaceuticals Inc (a)	59,825	8,333
Agriculture - 1.87%			Amgen Inc	199,715	31,615
Altria Group Inc	519,923	32,604	Biogen Inc (a)	58,068	15,968
Archer-Daniels-Midland Co	158,088	6,314	Celgene Corp (a)	207,569	21,465
Philip Morris International Inc	411,424	40,369	Gilead Sciences Inc	362,962	32,017
Reynolds American Inc	219,835	10,904	Illumina Inc (a)	39,035	5,269
		$90,191	Regeneron Pharmaceuticals Inc (a)	20,733	7,810
			Vertex Pharmaceuticals Inc (a)	65,428	5,518
Airlines - 0.54%					$127,995
American Airlines Group Inc	160,129	5,555
Delta Air Lines Inc	206,731	8,614	Building Materials - 0.20%
Southwest Airlines Co	169,437	7,559	Martin Marietta Materials Inc	17,082	2,891
United Continental Holdings Inc (a)	95,460	4,373	Masco Corp	88,674	2,723
		$26,101	Vulcan Materials Co	35,365	3,806
					$9,420
Apparel - 0.78%
Hanesbrands Inc	104,007	3,019	Chemicals - 2.11%
Michael Kors Holdings Ltd (a)	47,647	2,461	Air Products & Chemicals Inc	51,538	7,519
NIKE Inc	358,461	21,128	Airgas Inc	17,309	2,466
Ralph Lauren Corp	15,437	1,439	CF Industries Holdings Inc	61,894	2,047
Under Armour Inc (a)	48,236	2,120	Dow Chemical Co/The	296,646	15,607
Under Armour Inc (a)	48,236	1,968	Eastman Chemical Co	39,251	2,998
VF Corp	90,174	5,685	Ecolab Inc	70,742	8,134
		$37,820	EI du Pont de Nemours & Co	231,472	15,256
			FMC Corp	35,491	1,535
Automobile Manufacturers - 0.65%			International Flavors & Fragrances Inc	21,208	2,534
Ford Motor Co	1,035,279	14,038	LyondellBasell Industries NV	91,815	7,590
General Motors Co	373,223	11,869	Monsanto Co	116,935	10,954
PACCAR Inc	93,302	5,496	Mosaic Co/The	93,609	2,620
		$31,403	PPG Industries Inc	70,839	7,820
Automobile Parts & Equipment - 0.35%			Praxair Inc	75,637	8,884
BorgWarner Inc	58,059	2,086	Sherwin-Williams Co/The	20,826	5,984
Delphi Automotive PLC	73,698	5,426			$101,948
Goodyear Tire & Rubber Co/The	70,912	2,054	Commercial Services - 1.31%
Johnson Controls Inc	172,137	7,127	ADT Corp/The	43,900	1,843
		$16,693	Automatic Data Processing Inc	121,474	10,743
Banks - 6.77%			Cintas Corp	23,258	2,088
Bank of America Corp	2,741,943	39,923	Equifax Inc	31,522	3,791
Bank of New York Mellon Corp/The	285,676	11,495	Global Payments Inc	40,873	2,950
BB&T Corp	215,406	7,621	H&R Block Inc	62,655	1,268
Capital One Financial Corp	140,044	10,138	Moody's Corp	45,027	4,310
Citigroup Inc	782,865	36,231	Nielsen Holdings PLC	96,096	5,010
			PayPal Holdings Inc (a)	295,457	11,576
Citizens Financial Group Inc	140,159	3,203	Quanta Services Inc (a)	42,429	1,006
Comerica Inc	46,438	2,062
Fifth Third Bancorp	207,984	3,808	Robert Half International Inc	34,828	1,334
Goldman Sachs Group Inc/The	104,303	17,117	S&P Global Inc	70,449	7,528
Huntington Bancshares Inc/OH	211,116	2,124	Total System Services Inc	44,748	2,288
			United Rentals Inc (a)	24,156	1,617
JPMorgan Chase & Co	974,629	61,596	Verisk Analytics Inc (a)	41,051	3,185
KeyCorp	221,892	2,727
M&T Bank Corp	42,247	4,999	Western Union Co/The	133,281	2,666
Morgan Stanley	405,672	10,977			$63,203
Northern Trust Corp	57,157	4,063	Computers - 4.96%
PNC Financial Services Group Inc/The	133,067	11,681	Accenture PLC - Class A	166,740	18,828
Regions Financial Corp	341,979	3,208	Apple Inc	1,472,349	138,018
State Street Corp	106,223	6,618	Cognizant Technology Solutions Corp (a)	161,750	9,441
SunTrust Banks Inc	134,101	5,597	CSRA Inc	36,186	939
US Bancorp	433,659	18,513	EMC Corp/MA	517,033	13,500
Wells Fargo & Co	1,226,777	61,314	Hewlett Packard Enterprise Co	455,828	7,594
			HP Inc	458,509	5,626

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment - 0.26%
International Business Machines Corp	234,746	$34,259	AMETEK Inc	62,546	$3,008
NetApp Inc	76,765	1,815	Emerson Electric Co	170,777	9,329
SanDisk Corp	53,378	4,010			$12,337
Seagate Technology PLC	78,714	1,714
Teradata Corp (a)	35,317	894	Electronics - 1.15%
Western Digital Corp	61,811	2,526	Agilent Technologies Inc	87,038	3,562
		$239,164	Allegion PLC	25,518	1,670
			Amphenol Corp	81,798	4,567
Consumer Products - 0.44%			Corning Inc	295,510	5,517
Avery Dennison Corp	23,748	1,724	FLIR Systems Inc	36,528	1,104
Church & Dwight Co Inc	34,448	3,193	Garmin Ltd	31,235	1,332
Clorox Co/The	34,374	4,305	Honeywell International Inc	204,291	23,344
Kimberly-Clark Corp	95,836	11,998	PerkinElmer Inc	29,154	1,470
		$21,220	TE Connectivity Ltd	98,167	5,839
			Tyco International Plc	112,756	4,343
Cosmetics & Personal Care - 1.64%			Waters Corp (a)	21,576	2,808
Colgate-Palmolive Co	237,064	16,813			$55,556
Estee Lauder Cos Inc/The	58,929	5,649
Procter & Gamble Co/The	704,381	56,435	Energy - Alternate Sources - 0.02%
		$78,897	First Solar Inc (a)	20,268	1,132

Distribution & Wholesale - 0.15%
Fastenal Co	76,616	3,585	Engineering & Construction - 0.07%
WW Grainger Inc	15,080	3,536	Fluor Corp	36,889	2,016
		$7,121	Jacobs Engineering Group Inc (a)	32,539	1,451
					$3,467
Diversified Financial Services - 3.25%
Affiliated Managers Group Inc (a)	14,337	2,442	Environmental Control - 0.24%
Alliance Data Systems Corp (a)	15,736	3,199	Republic Services Inc	63,189	2,974
American Express Co	217,599	14,238	Stericycle Inc (a)	22,567	2,157
Ameriprise Financial Inc	44,869	4,303	Waste Management Inc	110,057	6,470
BlackRock Inc	33,521	11,945			$11,601
Charles Schwab Corp/The	319,101	9,066

CME Group Inc/IL	89,864	8,259	Food - 1.86%
			Campbell Soup Co	47,750	2,947
Discover Financial Services	109,989	6,189
E*TRADE Financial Corp (a)	75,072	1,890	ConAgra Foods Inc	115,282	5,137
			General Mills Inc	157,561	9,665
Franklin Resources Inc	99,146	3,702
			Hershey Co/The	38,086	3,546
Intercontinental Exchange Inc	31,570	7,578
			Hormel Foods Corp	71,766	2,766
Invesco Ltd	110,578	3,429
			JM Smucker Co/The	31,781	4,035
Legg Mason Inc	28,601	918
			Kellogg Co	66,967	5,144
MasterCard Inc	260,378	25,254
			Kraft Heinz Co/The	157,892	12,327
Nasdaq Inc	30,464	1,880
			Kroger Co/The	258,835	9,160
Navient Corp	91,034	1,244
Synchrony Financial (a)	221,421	6,769	McCormick & Co Inc/MD	30,636	2,873
			Mondelez International Inc	416,606	17,897
T Rowe Price Group Inc	65,903	4,962
			Sysco Corp	139,433	6,424
Visa Inc	509,620	39,363
			Tyson Foods Inc	77,830	5,123
		$156,630	Whole Foods Market Inc	86,200	2,507
Electric - 2.98%					$89,551
AES Corp/VA	175,190	1,955

Ameren Corp	64,431	3,093	Forest Products & Paper - 0.10%
			International Paper Co	109,181	4,724
American Electric Power Co Inc	130,397	8,280
CMS Energy Corp	73,600	2,994
Consolidated Edison Inc	77,961	5,816	Gas - 0.27%
Dominion Resources Inc/VA	158,377	11,319	AGL Resources Inc	31,967	2,106
DTE Energy Co	47,659	4,249	CenterPoint Energy Inc	114,257	2,451
Duke Energy Corp	182,797	14,401	NiSource Inc	84,906	1,928
Edison International	86,518	6,118	Sempra Energy	62,615	6,471
Entergy Corp	47,398	3,563			$12,956
Eversource Energy	84,229	4,754
Exelon Corp	244,283	8,572	Hand & Machine Tools - 0.14%
FirstEnergy Corp	112,499	3,666	Snap-on Inc	15,426	2,457
NextEra Energy Inc	122,311	14,381	Stanley Black & Decker Inc	40,452	4,527
NRG Energy Inc	83,618	1,263			$6,984
PG&E Corp	130,869	7,617	Healthcare - Products - 3.07%
Pinnacle West Capital Corp	29,477	2,142	Abbott Laboratories	391,215	15,218
PPL Corp	178,940	6,735	Baxter International Inc	145,485	6,433
Public Service Enterprise Group Inc	134,482	6,204	Becton Dickinson and Co	56,247	9,070
SCANA Corp	37,951	2,607	Boston Scientific Corp (a)	358,049	7,849
Southern Co/The	242,404	12,144	CR Bard Inc	19,580	4,154
TECO Energy Inc	62,535	1,737	Danaher Corp	158,750	15,359
WEC Energy Group Inc	83,820	4,879	DENTSPLY SIRONA Inc	64,069	3,819
Xcel Energy Inc	134,779	5,395	Edwards Lifesciences Corp (a)	56,985	6,052
		$143,884	Henry Schein Inc (a)	21,759	3,671
			Hologic Inc (a)	65,530	2,201

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Intuitive Surgical Inc (a)	9,926	$6,217	Priceline Group Inc/The (a)	13,175	$17,703
Medtronic PLC	373,400	29,555	Symantec Corp	173,196	2,883
Patterson Cos Inc	22,178	962	TripAdvisor Inc (a)	30,251	1,954
St Jude Medical Inc	75,313	5,739	VeriSign Inc (a)	25,580	2,210
Stryker Corp	83,197	9,069	Yahoo! Inc (a)	231,309	8,466
Thermo Fisher Scientific Inc	105,226	15,179			$305,003
Varian Medical Systems Inc (a)	25,360	2,059
Zimmer Biomet Holdings Inc	47,519	5,501	Iron & Steel - 0.09%
		$148,107	Nucor Corp	84,428	4,203

Healthcare - Services - 1.91%
Aetna Inc	92,835	10,423	Leisure Products & Services - 0.24%
			Carnival Corp	119,666	5,870
Anthem Inc	69,401	9,770
Centene Corp (a)	45,100	2,794	Harley-Davidson Inc	48,867	2,337
			Royal Caribbean Cruises Ltd	45,031	3,485
Cigna Corp	67,917	9,409
DaVita HealthCare Partners Inc (a)	44,002	3,252			$11,692
HCA Holdings Inc (a)	81,166	6,544	Lodging - 0.23%
Humana Inc	39,381	6,973	Marriott International Inc/MD	50,483	3,538
Laboratory Corp of America Holdings (a)	27,006	3,384	Starwood Hotels & Resorts Worldwide Inc	44,813	3,669
Quest Diagnostics Inc	37,909	2,850	Wyndham Worldwide Corp	29,876	2,120
UnitedHealth Group Inc	252,448	33,242	Wynn Resorts Ltd	21,615	1,909
Universal Health Services Inc	24,001	3,208			$11,236
		$91,849
			Machinery - Construction & Mining - 0.25%
Holding Companies - Diversified - 0.03%			Caterpillar Inc	154,634	12,018
Leucadia National Corp	88,497	1,476

			Machinery - Diversified - 0.50%
Home Builders - 0.13%			Cummins Inc	43,050	5,038
DR Horton Inc	87,390	2,627	Deere & Co	79,547	6,691
Lennar Corp - A Shares	47,828	2,167	Flowserve Corp	34,539	1,686
PulteGroup Inc	84,370	1,552	Rockwell Automation Inc	34,899	3,960
		$6,346	Roper Technologies Inc	26,837	4,726
			Xylem Inc/NY	47,396	1,980
Home Furnishings - 0.14%
Harman International Industries Inc	18,891	1,450			$24,081
Leggett & Platt Inc	36,033	1,776	Media - 2.98%
Whirlpool Corp	20,509	3,572	Cablevision Systems Corp	59,090	1,973
		$6,798	CBS Corp	112,011	6,263
			Comcast Corp - Class A	646,064	39,255
Housewares - 0.11%			Discovery Communications Inc - A Shares (a)	39,856	1,088
Newell Brands Inc	121,097	5,515	Discovery Communications Inc - C Shares (a)	63,196	1,692
			News Corp - A Shares	100,903	1,253
Insurance - 4.06%			News Corp - B Shares	28,626	371
Aflac Inc	111,530	7,692	Scripps Networks Interactive Inc	25,190	1,571
Allstate Corp/The	100,456	6,535	TEGNA Inc	58,346	1,363
American International Group Inc	305,232	17,038	Time Warner Cable Inc	75,221	15,955
Aon PLC	71,719	7,539	Time Warner Inc	209,823	15,766
Assurant Inc	17,201	1,455	Twenty-First Century Fox Inc - A Shares	297,266	8,995
Berkshire Hathaway Inc - Class B (a)	497,515	72,378	Twenty-First Century Fox Inc - B Shares	114,504	3,449
Chubb Ltd	122,376	14,423	Viacom Inc - B Shares	92,000	3,763
Cincinnati Financial Corp	39,276	2,593	Walt Disney Co/The	398,598	41,159
Hartford Financial Services Group Inc/The	105,336	4,675			$143,916
Lincoln National Corp	63,985	2,780
Loews Corp	71,115	2,822	Mining - 0.28%
Marsh & McLennan Cos Inc	138,410	8,741	Alcoa Inc	349,153	3,900
MetLife Inc	291,217	13,134	Freeport-McMoRan Inc	332,425	4,654
Progressive Corp/The	155,166	5,058	Newmont Mining Corp	140,517	4,914
Prudential Financial Inc	118,434	9,195			$13,468
Torchmark Corp	29,947	1,734	Miscellaneous Manufacturers - 2.84%
Travelers Cos Inc/The	78,330	8,608	3M Co	160,666	26,892
Unum Group	63,427	2,170	Dover Corp	41,162	2,705
Willis Towers Watson PLC	36,691	4,583	Eaton Corp PLC	121,859	7,710
XL Group PLC	77,485	2,536	General Electric Co	2,477,717	76,190
		$195,689	Illinois Tool Works Inc	86,937	9,087
Internet - 6.33%			Ingersoll-Rand PLC	68,205	4,470
Alphabet Inc - A Shares (a)	77,694	54,998	Parker-Hannifin Corp	35,876	4,162
Alphabet Inc - C Shares (a)	78,910	54,685	Pentair PLC	48,446	2,814
Amazon.com Inc (a)	102,525	67,625	Textron Inc	72,009	2,785
eBay Inc (a)	287,961	7,035			$136,815
Expedia Inc	31,464	3,643
F5 Networks Inc (a)	18,257	1,912	Office & Business Equipment - 0.07%
			Pitney Bowes Inc	50,868	1,067
Facebook Inc (a)	609,415	71,655
			Xerox Corp	252,834	2,427
Netflix Inc (a)	113,675	10,234
					$3,494

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 5.75%			Publicly Traded Investment Fund - 0.33%
Anadarko Petroleum Corp	135,014	$7,123	iShares Core S&P 500 ETF	77,069	$15,982
Apache Corp	100,456	5,465
Cabot Oil & Gas Corp	121,636	2,846
Chesapeake Energy Corp (a)	137,399	944	Real Estate - 0.05%
			CBRE Group Inc (a)	77,218	2,288
Chevron Corp	500,067	51,097
Cimarex Energy Co	25,179	2,742
Concho Resources Inc (a)	34,292	3,984	REITS - 2.89%
ConocoPhillips	328,270	15,688	American Tower Corp	112,564	11,806
Devon Energy Corp	135,508	4,699	Apartment Investment & Management Co	41,584	1,666
Diamond Offshore Drilling Inc	17,118	415	AvalonBay Communities Inc	36,380	6,432
EOG Resources Inc	146,019	12,064	Boston Properties Inc	40,785	5,256
EQT Corp	42,400	2,972	Crown Castle International Corp	88,631	7,700
Exxon Mobil Corp	1,102,753	97,483	Equinix Inc	18,296	6,044
Helmerich & Payne Inc	28,682	1,896	Equity Residential	96,962	6,600
Hess Corp	70,317	4,192	Essex Property Trust Inc	17,369	3,829
Marathon Oil Corp	224,025	3,157	Extra Space Storage Inc	33,207	2,821
Marathon Petroleum Corp	140,534	5,492	Federal Realty Investment Trust	18,500	2,813
Murphy Oil Corp	42,942	1,535	General Growth Properties Inc	154,649	4,335
Newfield Exploration Co (a)	52,613	1,907	HCP Inc	123,620	4,182
Noble Energy Inc	113,878	4,112	Host Hotels & Resorts Inc	199,765	3,160
Occidental Petroleum Corp	202,837	15,548	Iron Mountain Inc	51,110	1,867
Phillips 66	124,658	10,236	Kimco Realty Corp	109,859	3,089
Pioneer Natural Resources Co	43,355	7,201	Macerich Co/The	33,665	2,561
Range Resources Corp	45,033	1,986	Prologis Inc	139,352	6,328
Southwestern Energy Co (a)	103,474	1,390	Public Storage	39,109	9,574
Tesoro Corp	31,679	2,525	Realty Income Corp	66,497	3,937
Transocean Ltd	90,888	1,007	Simon Property Group Inc	82,163	16,529
Valero Energy Corp	124,911	7,354	SL Green Realty Corp	26,569	2,792
		$277,060	UDR Inc	70,936	2,477
			Ventas Inc	89,242	5,544
Oil & Gas Services - 1.04%			Vornado Realty Trust	47,071	4,506
Baker Hughes Inc	116,270	5,623	Welltower Inc	94,306	6,547
FMC Technologies Inc (a)	60,254	1,837
			Weyerhaeuser Co	209,621	6,733
Halliburton Co	227,930	9,416
					$139,128
National Oilwell Varco Inc	99,792	3,596
Schlumberger Ltd	369,219	29,663	Retail - 6.82%
		$50,135	Advance Auto Parts Inc	19,470	3,039
			AutoNation Inc (a)	19,646	995
Packaging & Containers - 0.18%			AutoZone Inc (a)	8,021	6,138
Ball Corp	37,631	2,686	Bed Bath & Beyond Inc	43,440	2,051
Owens-Illinois Inc (a)	42,748	789
			Best Buy Co Inc	74,812	2,400
Sealed Air Corp	52,044	2,465	CarMax Inc (a)	51,975	2,752
WestRock Co	67,408	2,821	Chipotle Mexican Grill Inc (a)	7,978	3,359
		$8,761	Coach Inc	73,741	2,970
Pharmaceuticals - 7.02%			Costco Wholesale Corp	116,781	17,299
AbbVie Inc	427,859	26,099	CVS Health Corp	291,701	29,316
Allergan plc (a)	104,808	22,697	Darden Restaurants Inc	30,647	1,908
AmerisourceBergen Corp	51,831	4,411	Dollar General Corp	77,257	6,328
			Dollar Tree Inc (a)	62,349	4,970
Baxalta Inc	180,755	7,583
Bristol-Myers Squibb Co	443,320	31,999	Foot Locker Inc	36,415	2,237
Cardinal Health Inc	87,452	6,861	Gap Inc/The	60,090	1,393
Eli Lilly & Co	258,473	19,522	Genuine Parts Co	39,703	3,810
Endo International PLC (a)	54,284	1,466	Home Depot Inc/The	336,682	45,078
Express Scripts Holding Co (a)	167,893	12,379	Kohl's Corp	50,406	2,233
Johnson & Johnson	732,740	82,126	L Brands Inc	67,635	5,295
Mallinckrodt PLC (a)	29,718	1,858	Lowe's Cos Inc	243,003	18,473
McKesson Corp	60,700	10,187	Macy's Inc	82,399	3,262
Mead Johnson Nutrition Co	49,512	4,315	McDonald's Corp	239,419	30,284
Merck & Co Inc	736,962	40,415	Nordstrom Inc	34,093	1,743
Mylan NV (a)	109,452	4,565	O'Reilly Automotive Inc (a)	25,808	6,779
Perrigo Co PLC	38,876	3,758	PVH Corp	21,760	2,080
Pfizer Inc (b)	1,606,067	52,534	Ross Stores Inc	107,547	6,107
Zoetis Inc	121,457	5,712	Signet Jewelers Ltd	21,119	2,293
		$338,487	Staples Inc	171,479	1,749
			Starbucks Corp	392,505	22,071
Pipelines - 0.47%			Target Corp	159,919	12,714
Columbia Pipeline Group Inc	106,176	2,720	Tiffany & Co	29,620	2,113
Kinder Morgan Inc/DE	485,918	8,630	TJX Cos Inc/The	177,791	13,480
ONEOK Inc	55,762	2,016	Tractor Supply Co	35,514	3,362
Spectra Energy Corp	178,315	5,576	Ulta Salon Cosmetics & Fragrance Inc (a)	16,888	3,517
Williams Cos Inc/The	181,252	3,514	Urban Outfitters Inc (a)	23,054	699
		$22,456	Walgreens Boots Alliance Inc	229,166	18,168
			Wal-Mart Stores Inc	416,624	27,860

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Transportation (continued)
Yum! Brands Inc	108,532	$8,635	United Parcel Service Inc	183,275	$19,257
		$328,960			$74,979

Savings & Loans - 0.03%			Water - 0.07%
People's United Financial Inc	82,436	1,278	American Water Works Co Inc	47,269	3,439

			TOTAL COMMON STOCKS		$4,802,546
Semiconductors - 2.61%
Analog Devices Inc	82,324	4,636	INVESTMENT COMPANIES - 0.44%	Shares Held Value (000's)
Applied Materials Inc	300,261	6,146	Publicly Traded Investment Fund - 0.44%
Broadcom Ltd	98,465	14,351	Morgan Stanley Institutional Liquidity Funds -	21,037,442	21,037
Intel Corp	1,254,445	37,985	Government Portfolio
KLA-Tencor Corp	41,336	2,891
Lam Research Corp	42,193	3,224	TOTAL INVESTMENT COMPANIES		$21,037
Linear Technology Corp	63,557	2,827	Total Investments		$4,823,583
Microchip Technology Inc	54,039	2,626	Other Assets and Liabilities - (0.05)%		$(2,400)
Micron Technology Inc (a)	275,493	2,962
			TOTAL NET ASSETS - 100.00%		$4,821,183
NVIDIA Corp	135,721	4,822
Qorvo Inc (a)	34,283	1,544
QUALCOMM Inc	396,963	20,055	(a) Non-Income Producing Security
Skyworks Solutions Inc	50,896	3,401	(b)	Security or a portion of the security was pledged to cover margin
Texas Instruments Inc	266,943	15,226	requirements for futures contracts. At the end of the period, the value of
Xilinx Inc	67,857	2,923	these securities totaled $13,745 or 0.29% of net assets.
		$125,619

Software - 4.47%
Activision Blizzard Inc	134,671	4,642	Portfolio Summary (unaudited)
Adobe Systems Inc (a)	132,330	12,468
			Sector		Percent
Akamai Technologies Inc (a)	46,934	2,393
Autodesk Inc (a)	59,833	3,579	Consumer, Non-cyclical		24.22%
			Financial		17.05%
CA Inc	78,575	2,331	Communications		13.01%
Cerner Corp (a)	80,358	4,511
Citrix Systems Inc (a)	40,888	3,346	Technology		12.02%
			Consumer, Cyclical		10.32%
Dun & Bradstreet Corp/The	9,605	1,060	Industrial		9.45%
Electronic Arts Inc (a)	82,136	5,080
			Energy		7.28%
Fidelity National Information Services Inc	73,315	4,824	Utilities		3.32%
Fiserv Inc (a)	59,200	5,785
			Basic Materials		2.58%
Intuit Inc	68,198	6,881	Exchange Traded Funds		0.77%
Microsoft Corp	2,100,294	104,742	Diversified		0.03%
Oracle Corp	836,717	33,352	Other Assets and Liabilities		(0.05)%
Paychex Inc	85,304	4,446
Red Hat Inc (a)	48,495	3,558	TOTAL NET ASSETS		100.00%
salesforce.com Inc (a)	167,466	12,694
		$215,692

Telecommunications - 3.54%
AT&T Inc	1,633,437	63,410
CenturyLink Inc	144,418	4,470
Cisco Systems Inc	1,336,266	36,734
Frontier Communications Corp	310,206	1,725
Juniper Networks Inc	93,471	2,187
Level 3 Communications Inc (a)	76,753	4,011
Motorola Solutions Inc	42,128	3,167
Verizon Communications Inc	1,081,797	55,107
		$170,811

Textiles - 0.07%
Mohawk Industries Inc (a)	16,889	3,253

Toys, Games & Hobbies - 0.11%
Hasbro Inc	29,825	2,524
Mattel Inc	90,287	2,807
		$5,331

Transportation - 1.56%
CH Robinson Worldwide Inc	38,037	2,699
CSX Corp	255,761	6,975
Expeditors International of Washington Inc	48,356	2,399
FedEx Corp	68,065	11,238
JB Hunt Transport Services Inc	23,657	1,961
Kansas City Southern	28,811	2,730
Norfolk Southern Corp	79,185	7,135
Ryder System Inc	14,205	979
Union Pacific Corp	224,762	19,606

See accompanying notes

		Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	190	$19,642	$19,561	$(81)
Total					$(81)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2016 (unaudited)

COMMON STOCKS - 99.27%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.07%			Insurance - 10.13%
General Dynamics Corp	172,300	$24,212	Aflac Inc	804,500	$55,487
			Assured Guaranty Ltd	474,800	12,283
			Berkshire Hathaway Inc - Class B (a)	159,190	23,159
Agriculture - 1.01%			Everest Re Group Ltd	235,650	43,572
Altria Group Inc	365,900	22,946	Lincoln National Corp	354,200	15,390
			Travelers Cos Inc/The	467,700	51,400
Airlines - 0.63%			Unum Group	836,870	28,629
Delta Air Lines Inc	345,400	14,393			$229,920

			Machinery - Diversified - 0.63%
Automobile Manufacturers - 1.04%			BWX Technologies Inc	428,650	14,313
Ford Motor Co	1,732,100	23,487

			Miscellaneous Manufacturers - 1.69%
Automobile Parts & Equipment - 1.05%			General Electric Co	1,249,300	38,416
Goodyear Tire & Rubber Co/The	822,000	23,813

			Office & Business Equipment - 0.36%
Banks - 13.24%			Xerox Corp	845,400	8,116
Bank of America Corp	2,321,400	33,800
Citigroup Inc	691,900	32,021

JPMorgan Chase & Co	1,787,300	112,957	Oil & Gas - 11.99%
			Chevron Corp	196,860	20,115
SunTrust Banks Inc	1,174,600	49,028
			Exxon Mobil Corp	1,039,000	91,847
Wells Fargo & Co	1,454,000	72,671
			Helmerich & Payne Inc	475,040	31,410
		$300,477	Murphy Oil Corp	1,885,000	67,370
Biotechnology - 1.23%			Newfield Exploration Co (a)	352,100	12,764
Amgen Inc	176,800	27,987	Tesoro Corp	297,900	23,740
			Valero Energy Corp	424,300	24,978
					$272,224
Building Materials - 1.89%
Owens Corning	928,800	42,790	Oil & Gas Services - 0.67%
			Schlumberger Ltd	190,100	15,273

Chemicals - 3.90%
Cabot Corp	366,800	17,896	Pharmaceuticals - 5.71%
Dow Chemical Co/The	1,342,200	70,613	Cardinal Health Inc	704,870	55,304
		$88,509	Johnson & Johnson	355,200	39,811
			Pfizer Inc	1,056,200	34,548
Computers - 0.85%					$129,663
Amdocs Ltd	340,100	19,229
			Pipelines - 0.36%
			ONEOK Inc	227,000	8,206
Cosmetics & Personal Care - 1.07%
Procter & Gamble Co/The	303,000	24,276
			REITS - 4.90%
			Equity Residential	227,300	15,472

Diversified Financial Services - 3.14%			Kimco Realty Corp	871,500	24,507
CME Group Inc/IL	195,600	17,978
CoreLogic Inc/United States (a)	483,900	17,169	Public Storage	177,260	43,395
Synchrony Financial (a)	1,181,600	36,121	Regency Centers Corp	97,210	7,164
			Simon Property Group Inc	102,900	20,701
		$71,268
					$111,239

Electric - 5.00%
Entergy Corp	809,600	60,866	Retail - 7.30%
			CVS Health Corp	130,900	13,155
Exelon Corp	544,200	19,096
			Darden Restaurants Inc	215,400	13,409
FirstEnergy Corp	1,031,300	33,610
			Target Corp	714,900	56,835
		$113,572	Wal-Mart Stores Inc	948,400	63,419
Engineering & Construction - 1.65%			World Fuel Services Corp	402,800	18,823
Fluor Corp	683,100	37,338			$165,641

			Semiconductors - 2.81%
Food - 3.09%			Intel Corp	2,102,100	63,652
Ingredion Inc	143,100	16,469
Kroger Co/The	824,300	29,172
Tyson Foods Inc (b)	371,300	24,439	Software - 2.52%
			Microsoft Corp	925,300	46,145
		$70,080	Nuance Communications Inc (a)	647,700	11,127
Gas - 1.15%					$57,272
CenterPoint Energy Inc	1,220,000	26,169
			Telecommunications - 5.93%
			AT&T Inc	1,071,700	41,603
Healthcare - Services - 3.26%			Cisco Systems Inc	3,381,500	92,958
Aetna Inc	110,220	12,374			$134,561
Anthem Inc	340,970	47,998	TOTAL COMMON STOCKS		$2,253,030
UnitedHealth Group Inc	103,400	13,616
		$73,988

See accompanying notes

		Schedule of Investments
		LargeCap Value Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.46%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.46%
Goldman Sachs Financial Square Funds -	10,460,457	$10,460
Government Fund

TOTAL INVESTMENT COMPANIES		$10,460
Total Investments		$2,263,490
Other Assets and Liabilities - 0.27%		$6,064
TOTAL NET ASSETS - 100.00%		$2,269,554

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,164 or 0.58% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	31.41%
Consumer, Non-cyclical	15.37%
Energy	13.03%
Consumer, Cyclical	10.02%
Industrial	6.93%
Technology	6.53%
Utilities	6.15%
Communications	5.93%
Basic Materials	3.90%
Exchange Traded Funds	0.46%
Other Assets and Liabilities	0.27%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments MidCap Fund April 30, 2016 (unaudited)

COMMON STOCKS - 99.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.65%			Insurance (continued)
TransDigm Group Inc (a)	1,276,452	$290,865	Willis Towers Watson PLC	848,742	$106,008
					$1,430,740

Banks - 1.11%			Internet - 3.20%
M&T Bank Corp	1,031,180	122,009	Liberty Ventures (a)	3,650,881	146,035
			VeriSign Inc (a)	2,370,052	204,773
					$350,808
Building Materials - 1.25%
Armstrong World Industries Inc (a)	1,242,650	50,712	Machinery - Diversified - 2.09%
Martin Marietta Materials Inc	511,622	86,582	Roper Technologies Inc	1,301,068	229,105
		$137,294

Chemicals - 2.19%			Media - 6.18%
Air Products & Chemicals Inc	1,177,024	171,716	Charter Communications Inc (a)	149,300	31,687
Ecolab Inc	590,040	67,843	FactSet Research Systems Inc	361,315	54,468
		$239,559	Liberty Braves Group - A Shares (a)	148,819	2,328
			Liberty Braves Group - C Shares (a)	395,847	5,906
Commercial Services - 10.52%			Liberty Broadband Corp - A Shares (a)	833,284	47,764
KAR Auction Services Inc	3,555,148	133,674	Liberty Broadband Corp - C Shares (a)	2,261,143	129,450

Live Nation Entertainment Inc(a)	3,361,634	72,208	Liberty Global PLC - A Shares (a)	1,032,812	38,968
Macquarie Infrastructure Corp	1,829,553	128,782	Liberty Global PLC - C Shares (a)	4,283,438	156,774
Moody's Corp	2,844,460	272,272	Liberty Global Plc LiLAC - A Shares (a)	53,775	2,018

PayPal Holdings Inc(a)	2,430,581	95,230	Liberty Global Plc LiLAC - C Shares (a)	190,531	7,738
Robert Half International Inc	636,024	24,366	Liberty Media Group - A Shares (a)	989,619	17,813
S&P Global Inc	2,206,886	235,806	Liberty Media Group - C Shares (a)	372,047	6,809

Verisk Analytics Inc(a)	2,467,226	191,407	Liberty SiriusXM Group - A Shares (a)	1,488,190	48,768
		$1,153,745	Liberty SiriusXM Group - C Shares (a)	3,958,476	126,750
Distribution & Wholesale - 0.90%					$677,241
Fastenal Co	1,039,010	48,615
			Miscellaneous Manufacturers - 1.44%
HD Supply Holdings Inc(a)	1,463,309	50,162	Colfax Corp (a)	4,882,363	158,335
		$98,777

Diversified Financial Services - 2.52%
AerCap Holdings NV (a)	1,453,218	58,143	Packaging & Containers - 0.20%
			WestRock Co	520,395	21,779
FNF Group	6,274,778	200,166
FNFV Group (a)	1,650,324	17,774
		$276,083	Pharmaceuticals - 3.43%
			Mead Johnson Nutrition Co	937,862	81,735
Electric - 1.77%			Zoetis Inc	6,270,110	294,883
Brookfield Infrastructure Partners LP	3,989,523	168,278			$376,618
Brookfield Renewable Energy Partners LP/CA	905,528	26,260
		$194,538	Private Equity - 0.98%
			KKR & Co LP	2,228,270	30,304
Electronics - 0.68%			Onex Corp	1,252,646	76,938
Sensata Technologies Holding NV (a)	1,972,093	74,289			$107,242

			Real Estate - 7.16%
Engineering & Construction - 3.09%			Brookfield Asset Management Inc	15,304,291	517,591
SBA Communications Corp (a)	3,291,407	339,147
			Brookfield Property Partners LP	1,873,740	44,370
			CBRE Group Inc (a)	4,885,180	144,748
			Howard Hughes Corp/The (a)	745,758	78,432
Healthcare - Products - 2.75%
Becton Dickinson and Co	776,328	125,191			$785,141
CR Bard Inc	830,621	176,233	REITS - 3.38%
		$301,424	Crown Castle International Corp	1,572,873	136,651
Healthcare - Services - 1.13%			Equinix Inc	379,301	125,302
DaVita HealthCare Partners Inc (a)	1,676,873	123,921	Forest City Realty Trust Inc	5,206,193	108,185
					$370,138

Holding Companies - Diversified - 0.84%			Retail - 16.39%
Leucadia National Corp	5,534,656	92,318	AutoZone Inc (a)	254,657	194,871
			CarMax Inc (a)	4,930,527	261,071
			Copart Inc (a)	2,080,169	89,114
Home Builders - 0.52%			Dollar General Corp	885,140	72,502
Lennar Corp - A Shares	1,248,600	56,574	Dollar Tree Inc (a)	3,019,988	240,723
			Liberty Interactive Corp QVC Group (a)	6,094,558	159,677
Insurance - 13.05%			O'Reilly Automotive Inc (a)	1,069,355	280,898
Alleghany Corp (a)	92,428	48,181	Restaurant Brands International Inc	4,895,273	211,770
Aon PLC	3,464,732	364,213	Ross Stores Inc	3,918,749	222,507
Arch Capital Group Ltd (a)	873,705	61,587	TJX Cos Inc/The	847,397	64,250
Brown & Brown Inc	3,697,414	129,816			$1,797,383
Loews Corp	4,490,822	178,196
Markel Corp (a)	427,967	384,789	Semiconductors - 1.27%
			Microchip Technology Inc	2,861,605	139,045
Progressive Corp/The	1,872,969	61,059
White Mountains Insurance Group Ltd	116,736	96,891

See accompanying notes

		Schedule of Investments
		MidCap Fund
		April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Software - 5.77%
Autodesk Inc (a)	3,109,355	$186,002
CDK Global Inc	1,331,268	63,328
Fidelity National Information Services Inc	2,480,054	163,188
Intuit Inc	1,302,405	131,400
MSCI Inc	1,170,049	88,853
		$632,771

Telecommunications - 1.62%
EchoStar Corp (a)	1,112,713	45,532
Motorola Solutions Inc	1,749,862	131,572
		$177,104

Textiles - 1.46%
Mohawk Industries Inc (a)	833,392	160,536

TOTAL COMMON STOCKS	$10,914,529
INVESTMENT COMPANIES - 0.38%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.38%
Goldman Sachs Financial Square Funds -	41,472,149	41,472
Government Fund

TOTAL INVESTMENT COMPANIES		$41,472
Total Investments	$10,956,001
Other Assets and Liabilities - 0.08%		$9,233
TOTAL NET ASSETS - 100.00%	$10,965,234

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.20%
Consumer, Cyclical		19.27%
Consumer, Non-cyclical		17.83%
Industrial		11.40%
Communications		11.00%
Technology		7.04%
Basic Materials		2.19%
Utilities		1.77%
Diversified		0.84%
Exchange Traded Funds		0.38%
Other Assets and Liabilities		0.08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS - 94.49%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Building Materials - 2.87%
Clear Channel Outdoor Holdings Inc	1,073	$6	Armstrong Flooring Inc (a)	1,466	$21
			CRH PLC ADR	457,154	13,308
			Fortune Brands Home & Security Inc	3,720	206
Aerospace & Defense - 2.67%			Martin Marietta Materials Inc	2,078	352
Harris Corp	3,674	294	Owens Corning	410,984	18,934
L-3 Communications Holdings Inc	4,190	551	Vulcan Materials Co	5,716	615
Orbital ATK Inc	60,751	5,285			$33,436
Spirit AeroSystems Holdings Inc (a)	527,442	24,869
Triumph Group Inc	2,281	83	Chemicals - 3.50%
		$31,082	Airgas Inc	1,895	270
			Albemarle Corp	4,028	266
Agriculture - 1.77%			Ashland Inc	2,059	230
Bunge Ltd	5,132	321	Cabot Corp	265,339	12,946
Reynolds American Inc	408,453	20,259	Celanese Corp	7,526	532
		$20,580	Eastman Chemical Co	91,509	6,989
Airlines - 0.03%			FMC Corp	315,112	13,632
Copa Holdings SA	1,587	101	Huntsman Corp	3,844	61
JetBlue Airways Corp (a)	11,937	236	Mosaic Co/The	18,146	508
			Platform Specialty Products Corp (a)	5,171	53
		$337
			Westlake Chemical Corp	105,039	5,272
Apparel - 1.47%					$40,759
Hanesbrands Inc	581,345	16,877
Ralph Lauren Corp	2,029	189	Coal - 0.01%
		$17,066	CONSOL Energy Inc	10,900	164

Automobile Manufacturers - 0.01%
PACCAR Inc	2,499	147	Commercial Services - 2.11%
			Aaron's Inc	2,868	75
			ADT Corp/The	9,066	381
Automobile Parts & Equipment - 1.17%			Aramark	2,468	83
Allison Transmission Holdings Inc	4,443	128	Booz Allen Hamilton Holding Corp	628	17
Goodyear Tire & Rubber Co/The	461,660	13,374	Equifax Inc	63,500	7,636
Lear Corp	1,364	157	Graham Holdings Co	164	78
		$13,659	H&R Block Inc	560	11
			KAR Auction Services Inc	3,379	127

Banks - 6.05%			ManpowerGroup Inc	4,281	330
Associated Banc-Corp	7,974	145
			Nielsen Holdings PLC	4,118	215
Bank of Hawaii Corp	2,324	159	Quanta Services Inc (a)	240,199	5,697
BankUnited Inc	5,133	177
			RR Donnelley & Sons Co	5,624	98
BOK Financial Corp	1,421	86	Square Inc (a)	403	6
Capital One Financial Corp	181,795	13,160
			Total System Services Inc	191,822	9,810
CIT Group Inc	8,861	306	TransUnion (a)	931	28
Citizens Financial Group Inc	16,982	388
Comerica Inc	6,379	283			$24,592
Commerce Bancshares Inc/MO	4,421	207	Computers - 2.74%
Cullen/Frost Bankers Inc	2,599	166	Amdocs Ltd	260,353	14,720
East West Bancorp Inc	232,463	8,716	Brocade Communications Systems Inc	20,936	201
Fifth Third Bancorp	699,546	12,808	Computer Sciences Corp	6,621	219
First Republic Bank/CA	5,099	359	CSRA Inc	6,734	175
Huntington Bancshares Inc/OH	29,029	292	DST Systems Inc	444	54
KeyCorp	140,643	1,729	IHS Inc (a)	764	94
M&T Bank Corp	5,722	677	Leidos Holdings Inc	74,585	3,700
Northern Trust Corp	11,723	833	Lexmark International Inc	3,160	122
PacWest Bancorp	5,576	223	Lumentum Holdings Inc (a)	2,604	66
Popular Inc	158,018	4,696	NCR Corp (a)	6,582	192
Regions Financial Corp	48,123	451	NetApp Inc	11,111	263
Signature Bank/New York NY (a)	146	20	SanDisk Corp	7,450	560
SunTrust Banks Inc	462,920	19,323	Synopsys Inc (a)	233,191	11,081
SVB Financial Group (a)	687	72	Teradata Corp (a)	1,876	47
Synovus Financial Corp	6,448	201	Western Digital Corp	11,124	455
TCF Financial Corp	8,571	117			$31,949
Valley National Bancorp	495,791	4,690
Zions Bancorporation	7,284	200	Consumer Products - 0.69%
		$70,484	Avery Dennison Corp	107,549	7,809
			Clorox Co/The	1,812	227
Beverages - 0.05%					$8,036
Brown-Forman Corp - A Shares	94	10
Brown-Forman Corp - B Shares	290	28	Cosmetics & Personal Care - 0.02%
Molson Coors Brewing Co	5,662	541	Avon Products Inc	19,725	93
		$579	Edgewell Personal Care Co	2,235	183
					$276
Biotechnology - 0.02%
Alnylam Pharmaceuticals Inc (a)	601	40	Distribution & Wholesale - 0.73%
Bio-Rad Laboratories Inc (a)	951	135	Fossil Group Inc (a)	529	21
		$175	Ingram Micro Inc	239,224	8,362

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale (continued)			Energy - Alternate Sources - 0.02%
WESCO International Inc (a)	2,252	$132	First Solar Inc (a)	3,712	$207
		$8,515	TerraForm Power Inc	2,490	27
					$234
Diversified Financial Services - 5.18%
Air Lease Corp	4,562	139	Engineering & Construction - 1.66%
Ally Financial Inc (a)	15,932	284	AECOM (a)	6,350	206
Ameriprise Financial Inc	119,136	11,425	Chicago Bridge & Iron Co NV ADR	4,793	193
CoreLogic Inc/United States (a)	2,549	90	Fluor Corp	236,545	12,929
Discover Financial Services	245,096	13,791	Jacobs Engineering Group Inc (a)	7,061	315
E*TRADE Financial Corp (a)	10,412	262	KBR Inc	348,948	5,430
FNF Group	41,221	1,315	SBA Communications Corp (a)	2,356	243
Interactive Brokers Group Inc - A Shares	2,648	101			$19,316
Intercontinental Exchange Inc	2,699	648
Invesco Ltd	13,530	420	Entertainment - 0.70%
Legg Mason Inc	3,290	106	Dolby Laboratories Inc	2,733	130
Nasdaq Inc	7,045	435	Gaming and Leisure Properties Inc	3,736	123
Navient Corp	835,802	11,425	International Game Technology PLC	1,859	32
Raymond James Financial Inc	7,531	393	SeaWorld Entertainment Inc	394,818	7,869
Santander Consumer USA Holdings Inc (a)	3,997	53			$8,154
SLM Corp (a)	920,165	6,229

Synchrony Financial (a)	430,448	13,159	Environmental Control - 0.08%
			Republic Services Inc	12,755	600
TD Ameritrade Holding Corp	1,373	41	Waste Connections Inc	4,440	299
Waddell & Reed Financial Inc	544	11			$899
		$60,327
			Food - 2.40%
Electric - 6.93%			Blue Buffalo Pet Products Inc (a)	625	16
AES Corp/VA	24,458	273	Campbell Soup Co	4,334	267
Alliant Energy Corp	6,540	461	ConAgra Foods Inc	13,223	589
Ameren Corp	8,710	418	Flowers Foods Inc	854	16
Avangrid Inc	2,650	106	Ingredion Inc	113,526	13,065
Calpine Corp (a)	11,875	187	JM Smucker Co/The	6,045	768
CMS Energy Corp	15,890	646	Kellogg Co	888	68
Consolidated Edison Inc	15,286	1,140	Pilgrim's Pride Corp (a)	2,597	70
DTE Energy Co	6,427	573	Pinnacle Foods Inc	6,968	297
Edison International	16,821	1,189	Safeway, Inc. - CVR - Casa Ley (a),(b)	8,276	—
Entergy Corp	9,897	744	Safeway, Inc. - CVR - Property Development	8,276	—
Eversource Energy	11,384	643	Centers (a),(b),(c)
FirstEnergy Corp	312,354	10,180	Sysco Corp	19,927	918
Great Plains Energy Inc	7,089	221	Tyson Foods Inc	178,706	11,763
Hawaiian Electric Industries Inc	4,941	162	Whole Foods Market Inc	3,374	98
ITC Holdings Corp	3,519	155			$27,935
MDU Resources Group Inc	8,953	180
NRG Energy Inc	14,435	218	Forest Products & Paper - 0.01%
OGE Energy Corp	7,197	213	Domtar Corp	3,160	122
Pinnacle West Capital Corp	185,869	13,503	International Paper Co	748	33
PPL Corp	464,798	17,495			$155
Public Service Enterprise Group Inc	420,289	19,388
			Gas - 1.17%
SCANA Corp	8,507	584	AGL Resources Inc	7,573	499
TECO Energy Inc	8,441	234	Atmos Energy Corp	73,691	5,346
WEC Energy Group Inc	11,314	659	CenterPoint Energy Inc	251,792	5,401
Westar Energy Inc	5,086	263	National Fuel Gas Co	3,891	216
Xcel Energy Inc	272,123	10,894	NiSource Inc	20,195	459
		$80,729	Questar Corp	8,113	203
Electrical Components & Equipment - 0.03%			Sempra Energy	8,873	917
Energizer Holdings Inc	2,875	125	UGI Corp	10,903	439
Hubbell Inc	1,801	191	Vectren Corp	3,796	185
		$316			$13,665

Electronics - 1.69%			Hand & Machine Tools - 1.47%
Agilent Technologies Inc	11,956	489	Kennametal Inc	4,014	94
Arrow Electronics Inc (a)	5,387	335	Lincoln Electric Holdings Inc	614	39
Avnet Inc	7,497	308	Regal Beloit Corp	2,161	139
Fitbit Inc (a)	1,144	21	Stanley Black & Decker Inc	150,244	16,815
FLIR Systems Inc	2,853	86			$17,087
Garmin Ltd	4,251	181
			Healthcare - Products - 1.15%
Gentex Corp	7,487	120	Alere Inc (a)	1,402	55
Jabil Circuit Inc	7,901	137
Keysight Technologies Inc (a)	1,624	43	Bio-Techne Corp	1,004	93
			Boston Scientific Corp (a)	44,301	971
National Instruments Corp	4,322	119	Cooper Cos Inc/The	553	85
PerkinElmer Inc	5,579	281
Trimble Navigation Ltd (a)	8,798	211	DENTSPLY SIRONA Inc	5,975	356
			Hill-Rom Holdings Inc	222	11
Tyco International Plc	451,675	17,399	Patterson Cos Inc	1,795	78
		$19,730	QIAGEN NV (a)	12,861	289

See accompanying notes

Schedule of Investments MidCap Value Fund III

April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
St Jude Medical Inc	133,558	$10,177	XL Group PLC	10,958	$359
Teleflex Inc	2,371	369			$78,414
VWR Corp (a)	636	17
Zimmer Biomet Holdings Inc	7,777	900	Internet - 0.04%
			Expedia Inc	475	55
		$13,401	Match Group Inc (a)	1,044	12
Healthcare - Services - 3.17%			Symantec Corp	24,441	407
Brookdale Senior Living Inc (a)	6,644	123	Zillow Group Inc - C Shares (a)	1,649	39
Centene Corp (a)	3,048	189			$513
Cigna Corp	130,747	18,114
Community Health Systems Inc (a)	5,432	104	Iron & Steel - 0.12%
DaVita HealthCare Partners Inc (a)	4,502	333	Nucor Corp	11,437	569
Laboratory Corp of America Holdings (a)	2,408	302	Reliance Steel & Aluminum Co	4,604	341
LifePoint Health Inc (a)	137,839	9,312	Steel Dynamics Inc	13,451	339
MEDNAX Inc (a)	2,826	201	United States Steel Corp	6,867	131
Quest Diagnostics Inc	7,655	575			$1,380
Universal Health Services Inc	57,360	7,668	Leisure Products & Services - 2.69%
		$36,921	Brunswick Corp/DE	1,264	61
			Harley-Davidson Inc	4,784	229
Holding Companies - Diversified - 0.01%			Norwegian Cruise Line Holdings Ltd (a)	282,620	13,817
Leucadia National Corp	10,216	170
			Royal Caribbean Cruises Ltd	221,982	17,181
					$31,288
Home Builders - 0.08%
DR Horton Inc	10,565	318	Lodging - 0.04%
			Hyatt Hotels Corp (a)	1,587	76
Lennar Corp - A Shares	5,280	239
			MGM Resorts International (a)	14,800	315
Lennar Corp - B Shares	501	18
PulteGroup Inc	13,087	241	Wynn Resorts Ltd	325	29
Toll Brothers Inc (a)	4,105	112			$420
		$928	Machinery - Construction & Mining - 0.04%
			Babcock & Wilcox Enterprises Inc (a)	2,794	64
Home Furnishings - 1.30%
Whirlpool Corp	86,978	15,146	Joy Global Inc	4,573	97
			Oshkosh Corp	3,503	171
			Terex Corp	5,142	123
Housewares - 0.02%					$455
Newell Brands Inc	4,803	219
Scotts Miracle-Gro Co/The	333	23	Machinery - Diversified - 1.16%
Tupperware Brands Corp	303	18	AGCO Corp	3,590	192
		$260	BWX Technologies Inc	4,682	156
			CNH Industrial NV	1,334,598	10,330
Insurance - 6.73%			Flowserve Corp	2,585	126
Alleghany Corp (a)	576	300	IDEX Corp	239	20
American Financial Group Inc/OH	3,492	241	Manitowoc Co Inc/The	8,164	46
American National Insurance Co	518	60	Manitowoc Foodservice Inc (a)	7,247	109
AmTrust Financial Services Inc	4,252	106	Roper Technologies Inc	2,216	390
Arch Capital Group Ltd (a)	4,453	314	SPX FLOW Inc (a)	63,319	1,897
Arthur J Gallagher & Co	5,839	269	Xylem Inc/NY	6,512	272
Aspen Insurance Holdings Ltd	112,399	5,210			$13,538
Assurant Inc	2,436	206
Assured Guaranty Ltd	7,181	186	Media - 0.70%
Axis Capital Holdings Ltd	6,458	344	Cable One Inc	174	80
Brown & Brown Inc	5,880	206	Cablevision Systems Corp	6,232	208
Cincinnati Financial Corp	9,484	626	Discovery Communications Inc - A Shares (a)	893	24
CNA Financial Corp	1,763	56	Discovery Communications Inc - C Shares (a)	2,785	75
Endurance Specialty Holdings Ltd	148,187	9,481	Gannett Co Inc	5,978	101
Everest Re Group Ltd	80,379	14,862	John Wiley & Sons Inc	2,348	116
Genworth Financial Inc (a)	24,729	85	Liberty Braves Group - A Shares (a)	499	8
Hanover Insurance Group Inc/The	2,283	196	Liberty Braves Group - C Shares (a)	720	11
Hartford Financial Services Group Inc/The	20,793	923	Liberty Broadband Corp - C Shares (a)	3,185	182
Lincoln National Corp	118,717	5,158	Liberty Media Group - A Shares (a)	1,249	23
Loews Corp	10,184	404	Liberty Media Group - C Shares (a)	1,800	32
Markel Corp (a)	449	404	Liberty SiriusXM Group - A Shares (a)	4,997	164
Old Republic International Corp	328,235	6,069	Liberty SiriusXM Group - C Shares (a)	7,199	231
ProAssurance Corp	2,943	140	Meredith Corp	31,303	1,606
Progressive Corp/The	30,570	997	News Corp - A Shares	17,982	223
Reinsurance Group of America Inc	65,401	6,227	News Corp - B Shares	6,178	80
RenaissanceRe Holdings Ltd	1,548	172	Scripps Networks Interactive Inc	73,900	4,608
Torchmark Corp	7,699	446	TEGNA Inc	12,206	285
Unum Group	219,052	7,494	Tribune Media Co	3,810	147
Validus Holdings Ltd	4,373	201			$8,204
Voya Financial Inc	7,717	251
			Metal Fabrication & Hardware - 0.03%
White Mountains Insurance Group Ltd	285	236	Timken Co/The	3,696	132
Willis Towers Watson PLC	128,018	15,989	Valmont Industries Inc	1,187	166
WR Berkley Corp	3,503	196
					$298

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Mining - 0.20%			Oil & Gas Services (continued)
Alcoa Inc	47,018	$525	Frank's International NV	2,620	$44
Freeport-McMoRan Inc	44,945	629	National Oilwell Varco Inc	21,043	758
Newmont Mining Corp	25,756	901	NOW Inc (a)	5,291	96
Royal Gold Inc	2,844	178	Oceaneering International Inc	4,213	154
Tahoe Resources Inc	9,489	134	RPC Inc	3,305	50
		$2,367	Superior Energy Services Inc	7,590	128
			Targa Resources Corp	6,141	248
Miscellaneous Manufacturers - 1.25%			Weatherford International PLC (a)	32,116	261
AptarGroup Inc	2,474	188			$2,090
Carlisle Cos Inc	3,093	315
Colfax Corp (a)	4,675	152	Packaging & Containers - 0.13%
Crane Co	2,523	140	Bemis Co Inc	5,650	284
Donaldson Co Inc	1,106	36	Crown Holdings Inc (a)	4,948	262
Dover Corp	8,246	542	Graphic Packaging Holding Co	7,103	94
Eaton Corp PLC	176,206	11,148	Owens-Illinois Inc (a)	7,061	130
Ingersoll-Rand PLC	8,822	578	Sonoco Products Co	4,861	228
ITT Corp	4,504	173	WestRock Co	12,523	524
Parker-Hannifin Corp	2,723	316			$1,522
Pentair PLC	6,437	374
Textron Inc	11,024	426	Pharmaceuticals - 2.27%
			Alkermes PLC (a)	1,175	47
Trinity Industries Inc	7,258	142
			Cardinal Health Inc	286,587	22,486
		$14,530	Endo International PLC (a)	5,208	140
Office & Business Equipment - 0.06%			Herbalife Ltd (a)	479	28
Pitney Bowes Inc	6,050	127	Mallinckrodt PLC (a)	4,001	250
Xerox Corp	54,442	523	Perrigo Co PLC	4,279	413
		$650	Quintiles Transnational Holdings Inc (a)	44,272	3,058
			VCA Inc (a)	223	14
Oil & Gas - 6.51%
Antero Resources Corp (a)	3,720	105			$26,436
California Resources Corp	23,001	51	Pipelines - 0.78%
Cheniere Energy Inc (a)	8,452	329	Columbia Pipeline Group Inc	22,021	564
Chesapeake Energy Corp (a)	27,589	189	ONEOK Inc	234,062	8,462
Cimarex Energy Co	3,379	368			$9,026
Cobalt International Energy Inc (a)	16,719	54
Concho Resources Inc (a)	4,628	538	Real Estate - 0.02%
CVR Energy Inc	1,128	27	Jones Lang LaSalle Inc	438	51
			Realogy Holdings Corp (a)	3,394	121
Denbury Resources Inc	17,134	66
Devon Energy Corp	201,200	6,978			$172
Diamond Offshore Drilling Inc	326,549	7,922	REITS - 9.33%
Diamondback Energy Inc	2,559	222	Alexandria Real Estate Equities Inc	2,582	240
Energen Corp	4,488	191	American Campus Communities Inc	8,516	381
Ensco PLC	12,137	145	American Capital Agency Corp	11,935	219
EP Energy Corp (a)	3,778	19
			American Homes 4 Rent	9,533	151
EQT Corp	5,469	383	Annaly Capital Management Inc	54,848	571
Helmerich & Payne Inc	133,830	8,849	Apartment Investment & Management Co	9,983	400
Hess Corp	13,702	817	Apple Hospitality REIT Inc	8,883	168
HollyFrontier Corp	9,881	352	AvalonBay Communities Inc	6,761	1,195
Kosmos Energy Ltd (a)	8,128	53
			Boston Properties Inc	475	61
Marathon Oil Corp	41,175	580	Brandywine Realty Trust	8,354	125
Murphy Oil Corp	306,119	10,941	Brixmor Property Group Inc	8,620	218
Murphy USA Inc (a)	1,931	111
			Camden Property Trust	5,464	441
Nabors Industries Ltd	762,235	7,469	Care Capital Properties Inc	4,289	114
Newfield Exploration Co (a)	7,113	258	CBL & Associates Properties Inc	8,166	95
Noble Corp plc	12,475	140	Chimera Investment Corp	9,812	139
Noble Energy Inc	21,354	771	Columbia Property Trust Inc	5,236	117
Patterson-UTI Energy Inc	7,439	147	Communications Sales & Leasing Inc	5,975	139
PBF Energy Inc	444,695	14,310	Corporate Office Properties Trust	232,119	5,961
Pioneer Natural Resources Co	5,788	961	Corrections Corp of America	5,952	181
QEP Resources Inc	10,745	193	DDR Corp	10,875	190
Range Resources Corp	5,669	250	Digital Realty Trust Inc	41,724	3,671
Rice Energy Inc (a)	3,490	60
			Douglas Emmett Inc	7,315	237
Rowan Cos Plc	6,652	125	Duke Realty Corp	21,248	465
Seadrill Ltd (a)	20,702	99
			Empire State Realty Trust Inc	3,701	68
SM Energy Co	3,341	104	Equity Commonwealth (a)	6,587	184
Southwestern Energy Co (a)	18,288	246	Equity LifeStyle Properties Inc	116,600	7,986
Tesoro Corp	118,142	9,414	Essex Property Trust Inc	47,493	10,470
Vermilion Energy Inc	50,700	1,745	Forest City Realty Trust Inc	10,801	224
Whiting Petroleum Corp (a)	9,468	114	General Growth Properties Inc	388,621	10,893
WPX Energy Inc (a)	11,051	107
			HCP Inc	16,546	560
		$75,803	Healthcare Trust of America Inc	5,903	171
Oil & Gas Services - 0.18%			Hospitality Properties Trust	7,202	184
Dril-Quip Inc (a)	2,052	133	Host Hotels & Resorts Inc	881,126	13,940
FMC Technologies Inc (a)	7,140	218	Iron Mountain Inc	4,605	168

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Kilroy Realty Corp	3,154	$204	Maxim Integrated Products Inc	6,687	$239
Kimco Realty Corp	578,321	16,263	Microchip Technology Inc	216,433	10,517
Liberty Property Trust	10,197	356	NVIDIA Corp	195,269	6,938
Macerich Co/The	8,183	623	ON Semiconductor Corp (a)	2,311	22
MFA Financial Inc	19,226	133	Teradyne Inc	260,051	4,917
Mid-America Apartment Communities Inc	4,737	453	Xilinx Inc	10,387	448
National Retail Properties Inc	9,115	399			$24,030
Omega Healthcare Investors Inc	4,772	161
Outfront Media Inc	6,526	142	Software - 0.21%
Paramount Group Inc	8,769	146	Activision Blizzard Inc	24,996	862
			Allscripts Healthcare Solutions Inc (a)	5,702	77
Piedmont Office Realty Trust Inc	7,741	154	ANSYS Inc (a)	2,620	238
Post Properties Inc	2,032	117	Atlassian Corp PLC (a)	447	10
Prologis Inc	26,440	1,201	Autodesk Inc (a)	2,108	126
Rayonier Inc	5,952	147	Black Knight Financial Services Inc (a)	243	8
Realty Income Corp	13,376	792
Regency Centers Corp	208,615	15,375	CA Inc	10,747	319
Retail Properties of America Inc	11,983	192	Fidelity National Information Services Inc	5,780	380
			First Data Corp (a)	2,140	24
Senior Housing Properties Trust	11,656	205	Nuance Communications Inc (a)	12,081	208
SL Green Realty Corp	3,557	374
Spirit Realty Capital Inc	15,848	181	Paychex Inc	3,460	180
Starwood Property Trust Inc	11,388	220	SS&C Technologies Holdings Inc	462	28
Taubman Centers Inc	1,945	135			$2,460
Two Harbors Investment Corp	17,705	139	Telecommunications - 0.25%
UDR Inc	190,282	6,645	ARRIS International PLC (a)	5,599	127
Ventas Inc	11,878	738	CenturyLink Inc	28,679	888
VEREIT Inc	32,393	288	CommScope Holding Co Inc (a)	2,820	86
VornadoRealtyTrust	6,747	646	EchoStar Corp (a)	2,338	96
Weingarten Realty Investors	6,240	230	Frontier Communications Corp	41,864	233
Welltower Inc	9,988	693	Juniper Networks Inc	17,247	404
Weyerhaeuser Co	22,899	735	Level 3 Communications Inc (a)	12,531	655
WP Carey Inc	3,738	228	Sprint Corp (a)	34,240	117
		$108,642	Telephone & Data Systems Inc	4,368	129
			United States Cellular Corp (a)	587	25
Retail - 3.59%			Viavi Solutions Inc (a)	12,786	83
Best Buy Co Inc	14,398	462	Zayo Group Holdings Inc (a)	866	22
Cabela's Inc (a)	2,079	108
Coach Inc	8,530	343			$2,865
CST Brands Inc	772	29	Textiles - 0.02%
Darden Restaurants Inc	191,770	11,938	Mohawk Industries Inc (a)	1,021	197
Dick's Sporting Goods Inc	1,568	73
Dillard's Inc	999	70
DSW Inc	3,577	88	Toys, Games & Hobbies - 0.04%
Foot Locker Inc	126,791	7,790	Hasbro Inc	1,688	143
GameStop Corp	5,248	172	Mattel Inc	12,090	376
Genuine Parts Co	1,117	107			$519
JC Penney Co Inc (a)	14,453	134
			Transportation - 1.17%
Kohl's Corp	9,905	439	Genesee & Wyoming Inc (a)	1,609	105
L Brands Inc	155,919	12,207	Golar LNG Ltd	378,891	6,282
Liberty Interactive Corp QVC Group (a)	9,716	255
			Kansas City Southern	3,949	374
Macy's Inc	5,409	214	Kirby Corp (a)	2,613	167
MSC Industrial Direct Co Inc	1,840	143	Ryder System Inc	96,390	6,643
Nu Skin Enterprises Inc	2,112	86	Teekay Corp	2,391	27
Penske Automotive Group Inc	1,371	54			$13,598
PVH Corp	64,399	6,156
Rite Aid Corp (a)	14,531	117	Trucking & Leasing - 0.01%
Staples Inc	34,710	354	AMERCO	224	79
Tiffany & Co	988	70	GATX Corp	2,029	93
Vista Outdoor Inc (a)	2,704	130			$172
Wendy's Co/The	10,021	109
World Fuel Services Corp	3,051	143	Water - 0.06%
			American Water Works Co Inc	6,449	469
		$41,791
			Aqua America Inc	6,378	202
Savings & Loans - 1.82%					$671
First Niagara Financial Group Inc	246,681	2,605	TOTAL COMMON STOCKS		$1,100,463
New York Community Bancorp Inc	763,943	11,482	INVESTMENT COMPANIES - 5.17%	Shares Held Value (000's)
People's United Financial Inc	458,735	7,110
		$21,197	Publicly Traded Investment Fund - 5.17%
			BlackRock Liquidity Funds FedFund Portfolio	5,008,173	5,008
Semiconductors - 2.06%			Cash Account Trust - Government & Agency	382,526	382
Analog Devices Inc	930	52	Portfolio - Government Cash Managed
Applied Materials Inc	16,753	343	First American Government Obligations Fund	37,157,032	37,157
Cree Inc (a)	5,029	123
Lam Research Corp	2,801	214
Marvell Technology Group Ltd	21,782	217

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund (continued)
Goldman Sachs Financial Square Funds -	17,606,529	$17,607
Government Fund
		$60,154
TOTAL INVESTMENT COMPANIES		$60,154
Total Investments		$1,160,617
Other Assets and Liabilities - 0.34%		$3,979
TOTAL NET ASSETS - 100.00%		$1,164,596

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.12%
Industrial		14.27%
Consumer, Non-cyclical		13.67%
Consumer, Cyclical		11.89%
Utilities		8.16%
Energy		7.50%
Exchange Traded Funds		5.17%
Technology		5.05%
Basic Materials		3.83%
Communications		0.99%
Diversified		0.01%
Other Assets and Liabilities		0.34%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2016	Long	401	$56,718	$58,478	$1,760
Total					$1,760

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 5.31%		Shares Held Value (000's)			Principal
				MUNICIPAL BONDS - 5.44%	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.31%
BlackRock Liquidity Funds TempFund		15,700,000	$15,700	California - 0.95%
Portfolio				Kern Water Bank Authority (credit support
Deutsche Money Market Series		14,980,000	14,980	from Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -		4,900,000	4,900	0.43%, 05/06/2016(d)	$4,367	$4,367
Government Portfolio				San Francisco City & County Redevelopment
STIT - Liquid Assets Portfolio		18,000,000	18,000	Agency (credit support from Fannie Mae)
			$53,580	0.43%, 05/06/2016(d)	5,200	5,200
TOTAL INVESTMENT COMPANIES			$53,580			$9,567
		Principal		Colorado - 1.56%
BONDS- 8.82%		Amount (000's) Value (000's)		City of Colorado Springs CO Utilities System
Automobile Asset Backed Securities - 2.44%				Revenue (credit support from Mizuho Bank
				LTD)
AmeriCredit Automobile Receivables 2015-4				0.40%, 05/06/2016(d)	7,000	7,000
0.50%, 11/08/2016		$715	$715
AmeriCredit Automobile Receivables Trust				Colorado Housing & Finance
2016-2				Authority (credit support from Federal Home
0.75%, 04/10/2017(a)		5,200	5,200	Loan Bank)
				0.46%, 05/06/2016(a),(d)	7,510	7,510
ARI Fleet Lease Trust 2016-A
0.80%, 03/15/2017(b)		3,718	3,718	County of Kit Carson CO (credit support from
BMW Vehicle Lease Trust 2015-2				Wells Fargo)
0.42%, 10/20/2016(a)		504	504	0.50%, 05/06/2016(d)	1,340	1,340
Capital Auto Receivables Asset Trust 2016-1						$15,850
0.75%, 03/20/2017		2,720	2,719	Illinois - 1.12%
				Memorial Health System/IL (credit support
Chrysler Capital Auto Receivables Trust 2015-B				from JP Morgan Chase & Co)
(b)
0.48%, 11/15/2016		435	435	0.50%, 05/06/2016(d)	11,295	11,295
Ford Credit Auto Lease Trust 2015-B
0.43%, 11/15/2016(a)		703	703
Ford Credit Auto Owner Trust 2016-A				Maryland - 0.79%
0.68%, 02/15/2017		3,348	3,348	City of Baltimore MD (credit support from
GM Financial Automobile Leasing Trust				State Street Bank & Trust)
2015-3				0.40%, 05/06/2016(d)	7,915	7,915
0.45%, 10/20/2016(a)		44	44
Hyundai Auto Lease Securitization Trust				Minnesota - 0.44%
2016	-A
0.68%, 02/15/2017(a),(b)		3,163	3,163	City of St Paul MN (credit support from
				Wells Fargo)
				0.43%, 05/06/2016(d)	4,400	4,400
Santander Drive Auto Receivables Trust 2016-1
0.85%, 02/15/2017		4,054	4,054
			$24,603	New Mexico - 0.27%
				City of Las Cruces NM (credit support from
Banks- 0.71%				Wells Fargo)
Wells Fargo Bank NA				0.43%, 05/06/2016(d)	2,700	2,700
0.80%, 05/22/2017(a)		7,200	7,200

				Oklahoma - 0.31%
Diversified Financial Services - 2.35%				Oklahoma University Hospital (credit support
Corporate Finance Managers Inc				from Bank of America)
0.43%, 05/06/2016(a)		8,700	8,700	0.40%, 05/06/2016(d)	3,100	3,100
MetLife Inc
0.69%, 08/17/2016(a),(c)		15,000	15,000
				TOTAL MUNICIPAL BONDS		$54,827
			$23,700		Principal
Healthcare - Services - 0.89%				COMMERCIAL PAPER - 73.93%	Amount (000's) Value (000's)
Portland Clinic LLP/The				Agriculture - 3.86%
0.40%, 05/06/2016(a)		9,030	9,030
				Archer-Daniels-Midland Co
				0.40%, 05/02/2016(b)	$6,000	$6,000
				0.42%, 05/20/2016(b)	8,000	7,998
Insurance - 1.59%
New York Life Global Funding Company				0.42%, 05/31/2016(b)	7,000	6,998
0.61%, 07/22/2016(a),(c)		16,000	16,000	Philip Morris International Inc
				0.43%, 05/19/2016(b)	8,000	7,998
				0.44%, 05/20/2016(b)	10,000	9,998
Other Asset Backed Securities - 0.84%						$38,992
Dell Equipment Finance Trust 2015-2
0.53%, 10/24/2016(a),(b)		1,837	1,837	Automobile Manufacturers - 1.49%
GreatAmerica Leasing Receivables Funding				Toyota Credit Canada Inc (credit support
LLC Series 2016-1				from Toyota Financial Services)
0.78%, 02/21/2017(b)		2,459	2,459	0.49%, 06/17/2016(d)	8,000	7,995
				Toyota Financial Services de Puerto Rico
Volvo Financial Equipment LLC Series 2016-1				Inc (credit support from Toyota Financial
0.75%, 02/15/2017(b)		4,151	4,151	Services)
			$8,447	0.42%, 05/26/2016(d)	7,000	6,998
TOTAL BONDS			$88,980			$14,993

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Banks- 28.57%			Chemicals - 0.79%
Australia & New Zealand Banking Group Ltd			BASF SE
0.55%, 05/03/2016(b),(e)	$7,000	$7,000	0.57%, 05/10/2016(b)	$8,000	$7,999
Bank of Nova Scotia/The
0.93%, 11/10/2016(b),(e)	8,000	7,960

			Commercial Services - 3.96%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			Catholic Health Initiatives
NY			0.58%, 05/26/2016	6,500	6,497
0.45%, 05/03/2016	7,000	7,000
			0.65%, 05/04/2016	5,000	5,000
0.62%, 07/08/2016	7,000	6,992
			0.65%, 06/16/2016	5,500	5,496

BNP Paribas SA/New York NY			0.65%, 06/23/2016	8,000	7,992
0.30%, 05/02/2016	25,000	25,000

			Salvation Army/United States
Credit Suisse AG/New York NY			0.50%, 05/05/2016	7,000	7,000
0.76%, 07/01/2016	4,500	4,494
			0.58%, 06/21/2016	8,000	7,993
0.76%, 07/06/2016	7,000	6,990
0.84%, 09/14/2016	7,000	6,978			$39,978
DBS Bank Ltd			Diversified Financial Services - 15.82%
0.59%, 07/08/2016(b),(e)	8,300	8,291	Anglesea Funding LLC
ING US Funding LLC (credit support from			0.38%, 05/06/2016(b)	2,000	2,000
ING Bank)			0.41%, 05/10/2016(b)	8,000	7,999
0.60%, 07/11/2016(d)	6,600	6,592	AXA Financial Inc (credit support from AXA
0.69%, 07/01/2016(d)	5,000	4,994	SA)
0.69%, 07/21/2016(d)	7,000	6,989	0.69%, 06/08/2016(b),(d)	5,000	4,996
0.69%, 08/01/2016(d)	6,000	5,989	CRC Funding LLC
KFW (credit support from Republic of			0.57%, 05/12/2016(b)	2,200	2,200
Germany)			DCAT LLC
0.55%, 07/15/2016(b),(d),(e)	8,000	7,991	0.55%, 05/04/2016	7,000	7,000
Manhattan Asset Funding Co LLC			0.55%, 06/02/2016	10,500	10,495
0.45%, 05/25/2016	6,000	5,998	0.56%, 05/05/2016	8,000	7,999
0.45%, 06/06/2016	4,500	4,498	Fairway Finance Co LLC
0.50%, 06/03/2016	7,000	6,997	0.43%, 05/03/2016(b)	8,000	8,000
0.51%, 05/06/2016	6,000	6,000	Gotham Funding Corp
0.51%, 06/07/2016	2,000	1,999	0.46%, 05/05/2016(b)	8,000	8,000
Mitsubishi UFJ Trust & Banking Corp/NY			0.50%, 05/13/2016(b)	7,000	6,999
0.39%, 05/24/2016	2,000	1,999	0.50%, 05/24/2016(b)	7,000	6,998
0.69%, 05/03/2016	7,000	7,000	Intercontinental Exchange Inc
0.69%, 07/08/2016	2,500	2,497	0.43%, 05/02/2016(b)	7,000	7,000
Mizuho Bank Ltd/NY			0.43%, 05/04/2016(b)	7,000	7,000
0.60%, 07/22/2016(b)	7,300	7,290	0.44%, 05/09/2016(b)	6,000	5,999
0.61%, 05/09/2016(b)	7,000	6,999	0.44%, 05/11/2016(b)	5,000	4,999
0.71%, 05/06/2016(b)	8,000	7,999	Liberty Street Funding LLC
Natixis SA/New York NY			0.49%, 05/09/2016(b)	7,500	7,499
0.30%, 05/02/2016	12,000	12,000	0.51%, 06/07/2016(b)	3,452	3,450
0.35%, 05/06/2016	7,000	7,000	0.58%, 06/13/2016(b)	7,000	6,995
Nordea Bank AB			0.59%, 07/13/2016(b)	6,000	5,993
0.48%, 05/17/2016(b),(e)	8,000	7,998	Nieuw Amsterdam Receivables Corp
Oversea-Chinese Banking Corp Ltd			0.60%, 06/07/2016(b)	8,000	7,995
0.48%, 06/27/2016(e)	8,000	7,994	Ontario Teachers' Finance Trust (credit
Sheffield Receivables Co LLC			support from Ontario Teachers Pension Plan
0.48%, 05/23/2016(b)	8,000	7,998	Board)
0.50%, 06/09/2016(b)	8,000	7,996	0.74%, 08/15/2016(b),(d)	8,000	7,982
Societe Generale SA			Regency Markets No. 1 LLC
0.49%, 05/02/2016(e)	4,500	4,500	0.40%, 05/11/2016(b)	8,000	7,999
Standard Chartered Bank/New York			0.44%, 05/12/2016(b)	7,000	6,999
0.62%, 07/05/2016(b)	6,000	5,993	0.44%, 05/16/2016(b)	7,000	6,999
0.62%, 07/18/2016(b)	8,000	7,989			$159,595
0.70%, 06/01/2016(b)	2,250	2,249
0.70%, 06/28/2016(b)	7,000	6,992	Electric - 3.44%
Sumitomo Mitsui Banking Corp			Engie SA
0.60%, 06/06/2016(b),(e)	7,000	6,996	0.62%, 05/02/2016(b)	6,000	6,000
0.60%, 06/16/2016(b),(e)	8,000	7,994	0.65%, 05/09/2016(b)	700	700
0.67%, 06/22/2016(b),(e)	8,000	7,992	0.66%, 05/31/2016(b)	6,000	5,996
			0.67%, 05/27/2016(b)	8,000	7,996
United Overseas Bank Ltd
0.60%, 05/02/2016(b),(e)	4,000	4,000	Oglethorpe Power Corp
0.72%, 08/30/2016(b),(e)	7,000	6,983	0.60%, 05/10/2016(b)	8,000	7,999
			0.65%, 05/11/2016(b)	6,000	5,999
Westpac Banking Corp
0.86%, 09/26/2016(b),(e)	3,000	2,989			$34,690
		$288,199	Insurance - 3.96%
Beverages - 0.69%			Nationwide Life Insurance Co
			0.50%, 05/12/2016(b)	7,000	6,999
Brown-Forman Corp
0.47%, 06/03/2016(b)	7,000	6,997	0.50%, 05/27/2016(b)	8,000	7,997
			0.50%, 05/31/2016(b)	6,000	5,998
			Prudential PLC
			0.54%, 05/23/2016(b)	8,000	7,997

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value(000	's)

Insurance (continued)			Banks (continued)
Prudential PLC (continued)			Bank of Nova Scotia/Houston
0.59%, 07/01/2016(b)	$5,000	$4,995	0.78%, 05/11/2017(a),(e)	$5,800		$5,800
0.61%, 06/01/2016(b)	6,000	5,997				$29,800
		$39,983	TOTAL CERTIFICATE OF DEPOSIT			$29,800

Machinery - Construction & Mining - 0.79%				Maturity
Caterpillar Financial Services Corp (credit			REPURCHASE AGREEMENTS - 4.96%	Amount (000's)	Value(000	's)
support from Caterpillar Inc)			Banks - 4.96%
0.43%, 06/02/2016(d)	8,000	7,997	Credit Suisse Repurchase Agreement; 0.28%	$20,000		$20,000
			dated 04/29/2016 maturing 05/02/2016
Machinery - Diversified - 0.59%			(collateralized by US Government
John Deere Financial Ltd (credit support from			Security; $20,403,967; 1.75%; dated
John Deere Capital Corp)			09/30/2022
0.37%, 05/04/2016(b),(d)	6,000	6,000	Merrill Lynch Repurchase Agreement; 0.28%	30,000		30,000
			dated 04/29/2016 maturing 05/02/2016
			(collateralized by US Government
Miscellaneous Manufacturers - 0.92%			Securities; $30,600,371; 0.00%; dated
Dover Corp			10/26/2016-07/15/2032)
0.46%, 05/19/2016(b)	2,300	2,299				$50,000
0.60%, 07/18/2016(b)	7,000	6,991
			TOTAL REPURCHASE AGREEMENTS			$50,000
		$9,290	Total Investments			$1,023,034
Oil & Gas - 1.49%			Other Assets and Liabilities - (1.41)%			$(14,208)
Total Capital Canada Ltd (credit support from			TOTAL NET ASSETS - 100.00%			$1,008,826
Total SA)
0.58%, 06/21/2016(b),(d)	7,000	6,994
0.58%, 07/21/2016(b),(d)	8,000	7,990	(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
		$14,984	(b)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Pharmaceuticals - 2.08%			registration, normally to qualified institutional buyers. At the end of the
Novartis Finance Corp (credit support from			period, the value of these securities totaled $522,648 or 51.81% of net
Novartis AG)			assets.
0.42%, 05/16/2016(b),(d)	5,000	4,999	(c)		Security is Illiquid. At the end of the period, the value of these securities
0.46%, 06/06/2016(b),(d)	8,000	7,996	totaled $31,000 or 3.07% of net assets.
Novartis Securities Investment Ltd (credit			(d)		Credit support indicates investments that benefit from credit enhancement
support from Novartis AG)			or liquidity support provided by a third party bank, institution, or
0.46%, 07/01/2016(b),(d)	8,000	7,994	government agency.
		$20,989	(e)	Security issued by foreign bank and denominated in USD.

Pipelines - 0.50%
Questar Corp
0.70%, 05/02/2016(b)	5,000	5,000	Portfolio Summary (unaudited)
			Sector			Percent
REITS- 1.11%			Financial			62.02%
Simon Property Group LP			Consumer, Non-cyclical			11.48%
0.40%, 05/24/2016(b)	2,250	2,250	Insured			5.44%
0.40%, 06/02/2016(b)	1,930	1,929	Exchange Traded Funds			5.31%
0.48%, 06/01/2016(b)	7,000	6,997	Utilities			3.44%
		$11,176	Asset Backed Securities			3.28%
			Industrial			2.30%
Supranational Bank - 1.59%			Communications			2.28%
Corp Andina de Fomento			Energy			1.99%
0.50%, 05/13/2016(b)	8,000	7,999	Government			1.59%
0.50%, 06/01/2016(b)	8,000	7,996	Consumer, Cyclical			1.49%
		$15,995	Basic Materials			0.79%
			Other Assets and Liabilities			(1.41)%

Telecommunications - 2.28%			TOTAL NET ASSETS			100.00%
Telstra Corp Ltd
0.62%, 05/16/2016(b)	8,000	7,998
0.62%, 05/18/2016(b)	8,000	7,997
0.67%, 06/10/2016(b)	7,000	6,995
		$22,990
TOTAL COMMERCIAL PAPER		$745,847
	Principal
CERTIFICATE OF DEPOSIT - 2.95%	Amount (000's) Value (000's)

Banks- 2.95%
Bank of America NA
0.57%, 06/29/2016	8,000	8,000
0.58%, 05/31/2016	8,000	8,000
0.66%, 05/18/2016	8,000	8,000

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2016 (unaudited)

COMMON STOCKS - 98.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.16%			Distribution & Wholesale - 0.33%
Boeing Co/The	232,816	$31,383	Pool Corp	94,006	$8,217
Northrop Grumman Corp	163,598	33,744
Teledyne Technologies Inc (a)	152,007	14,129
			Diversified Financial Services - 4.00%
		$79,256	Ameriprise Financial Inc	163,181	15,649
Airlines - 0.55%			Charles Schwab Corp/The	567,951	16,135
Alaska Air Group Inc	194,001	13,664	Discover Financial Services	222,419	12,516
			FNF Group	598,581	19,095
			Synchrony Financial (a)	817,879	25,003
Apparel - 1.56%			T Rowe Price Group Inc	105,039	7,908
Deckers Outdoor Corp (a)	156,771	9,063
			WisdomTree Investments Inc	366,105	3,987
NIKE Inc	511,763	30,163			$100,293
		$39,226
			Electric - 1.80%
Automobile Manufacturers - 0.90%			NextEra Energy Inc	164,089	19,294
PACCAR Inc	383,791	22,609	Xcel Energy Inc	646,022	25,860
					$45,154

Automobile Parts & Equipment - 1.20%			Electronics - 1.49%
Autoliv Inc	82,623	10,119	FEI Co	66,454	5,916
Johnson Controls Inc	402,492	16,663	Trimble Navigation Ltd (a)	390,780	9,359
(a)
Mobileye NV	83,713	3,194	Waters Corp (a)	169,780	22,098
		$29,976			$37,373

Banks - 5.89%			Environmental Control - 1.44%
East West Bancorp Inc	382,401	14,336	Stericycle Inc (a)	62,423	5,965
Goldman Sachs Group Inc/The	111,572	18,310	Waste Connections Inc	448,340	30,164
JPMorgan Chase & Co	305,070	19,280			$36,129
PNC Financial Services Group Inc/The	211,222	18,541
SVB Financial Group (a)	71,613	7,468	Food - 2.73%
US Bancorp	636,098	27,155	B&G Foods Inc	166,805	6,874
Wells Fargo & Co	851,876	42,577	General Mills Inc	362,078	22,210
		$147,667	Kroger Co/The	628,187	22,232
			McCormick & Co Inc/MD	183,571	17,215
Beverages - 2.46%			Safeway, Inc. - CVR - Casa Ley (a),(b)	2,740	—
Brown-Forman Corp - B Shares	86,218	8,305	Safeway, Inc. - CVR - Property Development	2,740	—
Coca-Cola Co/The	567,006	25,402	Centers (a),(b),(c)
PepsiCo Inc	271,605	27,964			$68,531
		$61,671
			Gas - 1.32%
Biotechnology - 1.23%			Sempra Energy	321,330	33,209
Biogen Inc (a)	36,176	9,948
Gilead Sciences Inc	238,088	21,002
		$30,950	Healthcare - Products - 4.43%
			Abbott Laboratories	311,194	12,105
Building Materials - 0.29%			Becton Dickinson and Co	158,952	25,633
Apogee Enterprises Inc	173,728	7,199	Bio-Techne Corp	80,386	7,490
			Edwards Lifesciences Corp (a)	140,669	14,941
Chemicals - 2.04%			Medtronic PLC	119,535	9,461
EI du Pont de Nemours & Co	137,130	9,038	Thermo Fisher Scientific Inc	214,046	30,876
			Varian Medical Systems Inc (a)	131,432	10,670
FMC Corp	182,010	7,874
Innospec Inc	161,509	7,811			$111,176
International Flavors & Fragrances Inc	67,801	8,100	Healthcare - Services - 1.38%
PPG Industries Inc	166,837	18,417	DaVita HealthCare Partners Inc (a)	285,631	21,108
		$51,240	Universal Health Services Inc	101,333	13,546
Commercial Services - 0.97%					$34,654
Aaron's Inc	298,004	7,811
PayPal Holdings Inc (a)	309,081	12,110	Housewares - 0.49%
			Tupperware Brands Corp	212,751	12,354
Robert Half International Inc	23,153	887
TrueBlue Inc (a)	184,128	3,441
		$24,249	Insurance - 2.47%
			AmTrust Financial Services Inc	750,353	18,646
Computers - 4.24%			Chubb Ltd	261,659	30,839
Apple Inc	834,219	78,200	XL Group PLC	383,999	12,569
EMC Corp/MA	732,399	19,123			$62,054
International Business Machines Corp	61,499	8,975
		$106,298	Internet - 5.32%
			Alphabet Inc - A Shares (a)	49,182	34,815
Consumer Products - 0.38%			Alphabet Inc - C Shares (a)	19,257	13,345
Kimberly-Clark Corp	75,086	9,400	Amazon.com Inc (a)	45,317	29,890
			comScore Inc (a)	163,351	5,002
			eBay Inc (a)	515,225	12,587

Cosmetics & Personal Care - 0.98%			Facebook Inc (a)	298,662	35,117
Procter & Gamble Co/The	305,275	24,459
			LinkedIn Corp (a)	21,404	2,682
					$133,438

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Iron & Steel - 0.43%			Semiconductors (continued)
Reliance Steel & Aluminum Co	146,014	$10,801	Intel Corp	404,727	$12,255
			Lam Research Corp	186,250	14,230
			Microchip Technology Inc	399,475	19,410

Leisure Products & Services - 0.22%			QUALCOMM Inc	123,172	6,223
Harley-Davidson Inc	115,680	5,533
					$66,674

			Software - 6.10%
Machinery - Diversified - 1.44%			Adobe Systems Inc (a)	298,006	28,078
Deere & Co	291,564	24,523
Flowserve Corp	235,608	11,500	Fair Isaac Corp	119,686	12,772
		$36,023	Fidelity National Information Services Inc	299,235	19,690
			Microsoft Corp	1,085,515	54,135
Media - 3.22%			Omnicell Inc (a)	370,944	11,818
Comcast Corp - Class A	590,131	35,856	Oracle Corp	543,380	21,659
Sirius XM Holdings Inc (a)	2,782,370	10,991	Tyler Technologies Inc (a)	32,833	4,807
Walt Disney Co/The	327,521	33,820			$152,959
		$80,667
			Telecommunications - 2.70%
Miscellaneous Manufacturers - 2.34%			Cisco Systems Inc	521,222	14,328
AptarGroup Inc	235,781	17,919	Verizon Communications Inc	1,049,368	53,455
Crane Co	141,775	7,879			$67,783
Donaldson Co Inc	214,779	7,019
General Electric Co	838,906	25,796	Toys, Games & Hobbies - 0.77%
		$58,613	Hasbro Inc	228,211	19,316

Oil & Gas - 5.43%			Transportation - 1.07%
Chevron Corp	285,684	29,191
			Expeditors International of Washington Inc	273,633	13,575
Cimarex Energy Co	217,507	23,682
			Union Pacific Corp	151,057	13,177
Energen Corp	327,468	13,914
Exxon Mobil Corp	464,721	41,081			$26,752
HollyFrontier Corp	515,481	18,351	TOTAL COMMON STOCKS		$2,469,605
Noble Energy Inc	278,548	10,059	INVESTMENT COMPANIES - 2.08%	Shares Held Value (000's)
		$136,278	Publicly Traded Investment Fund - 2.08%
Oil & Gas Services - 1.05%			Goldman Sachs Financial Square Funds -	52,071,956	52,072
Schlumberger Ltd	326,949	26,267	Government Fund

			TOTAL INVESTMENT COMPANIES		$52,072
Pharmaceuticals - 6.85%			Total Investments		$2,521,677
Allergan plc (a)	172,432	37,342
			Other Assets and Liabilities - (0.56)%		$(13,972)
Bristol-Myers Squibb Co	325,902	23,523	TOTAL NET ASSETS - 100.00%		$2,507,705
Johnson & Johnson	315,367	35,346
McKesson Corp	139,296	23,377
Perrigo Co PLC	130,413	12,607	(a) Non-Income Producing Security
Pfizer Inc	573,400	18,756	(b)	Fair value of these investments is determined in good faith by the Manager
Teva Pharmaceutical Industries Ltd ADR	141,201	7,688	under procedures established and periodically reviewed by the Board of
VCA Inc (a)	209,030	13,163	Directors. At the end of the period, the fair value of these securities totaled
		$171,802	$0 or 0.00% of net assets.
Pipelines - 0.75%			(c)	Security is Illiquid. At the end of the period, the value of these securities
Magellan Midstream Partners LP	261,434	18,842	totaled $0 or 0.00% of net assets.

REITS - 3.50%
Alexandria Real Estate Equities Inc	216,995	20,169	Portfolio Summary (unaudited)
Essex Property Trust Inc	63,833	14,072	Sector		Percent
Realty Income Corp	353,545	20,930	Consumer, Non-cyclical		21.41%
Ventas Inc	233,822	14,525	Financial		16.13%
Weyerhaeuser Co	563,104	18,087	Technology		13.00%
		$87,783	Consumer, Cyclical		12.65%
			Communications		11.24%
Retail - 6.63%			Industrial		11.23%
Chipotle Mexican Grill Inc (a)	22,078	9,294
			Energy		7.23%
Copart Inc (a)	401,208	17,188
			Utilities		3.12%
Costco Wholesale Corp	140,209	20,769	Basic Materials		2.47%
CVS Health Corp	341,590	34,330	Exchange Traded Funds		2.08%
Dollar General Corp	341,940	28,008	Other Assets and Liabilities		(0.56)%
Home Depot Inc/The	206,009	27,583	TOTAL NET ASSETS		100.00%
Nordstrom Inc	142,953	7,309
Starbucks Corp	386,225	21,717
		$166,198

Savings & Loans - 0.27%
Washington Federal Inc	282,733	6,868

Semiconductors - 2.66%
Applied Materials Inc	303,457	6,212
Broadcom Ltd	57,249	8,344
See accompanying notes			208

		Schedule of Investments
		Real Estate Securities Fund
		April 30, 2016 (unaudited)

COMMON STOCKS - 96.55%	Shares Held	Value (000's)

Lodging - 0.99%
Hilton Worldwide Holdings Inc	1,185,536	$26,141

Real Estate - 0.74%
CBRE Group Inc (a)	665,790	19,727

REITS - 93.66%
Alexandria Real Estate Equities Inc	464,075	43,136
American Campus Communities Inc	758,978	33,964
American Tower Corp	389,765	40,879
Apartment Investment & Management Co	1,493,970	59,848
AvalonBay Communities Inc	710,360	125,585
Boston Properties Inc	915,809	118,011
Crown Castle International Corp	408,860	35,522
CubeSmart	1,841,700	54,533
DDR Corp	1,503,378	26,309
Duke Realty Corp	2,169,746	47,452
Education Realty Trust Inc	797,860	31,731
EPR Properties	696,939	45,914
Equinix Inc	405,925	134,097
Equity One Inc	1,761,889	49,861
Equity Residential	1,591,010	108,300
Essex Property Trust Inc	533,089	117,520
Extra Space Storage Inc	816,116	69,329
Federal Realty Investment Trust	180,228	27,409
First Industrial Realty Trust Inc	1,529,921	35,096
General Growth Properties Inc	3,799,048	106,487
Kilroy Realty Corp	438,368	28,411
Pebblebrook Hotel Trust	1,450,304	40,086
Physicians Realty Trust	1,901,760	34,479
Prologis Inc	2,577,032	117,023
Public Storage	397,727	97,368
Regency Centers Corp	452,520	33,351
Saul Centers Inc	369,833	19,668
Simon Property Group Inc	1,558,940	313,612
SL Green Realty Corp	890,734	93,598
Spirit Realty Capital Inc	4,413,122	50,442
STORE Capital Corp	1,938,804	49,769
Sun Communities Inc	687,223	46,642
Sunstone Hotel Investors Inc	3,156,426	40,434
Tanger Factory Outlet Centers Inc	389,424	13,661
Ventas Inc	322,199	20,015
Vornado Realty Trust	310,712	29,745
Welltower Inc	2,075,859	144,106
		$2,483,393

Software - 1.16%
InterXion Holding NV (a)	907,377	30,742

TOTAL COMMON STOCKS		$2,560,003
INVESTMENT COMPANIES - 3.05%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 3.05%
BlackRock Liquidity Funds FedFund Portfolio	80,985,255	80,985

TOTAL INVESTMENT COMPANIES		$80,985
Total Investments		$2,640,988
Other Assets and Liabilities - 0.40%		$10,600
TOTAL NET ASSETS - 100.00%		$2,651,588

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		94.40%
Exchange Traded Funds		3.05%
Technology		1.16%
Consumer, Cyclical		0.99%
Other Assets and Liabilities		0.40%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.64%	Shares Held Value (000's)				Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.64%
Morgan Stanley Institutional Liquidity Funds -	48,064,840	$48,065	Automobile Asset Backed Securities (continued)
Government Portfolio			CPS Auto Receivables Trust 2013-C
			1.64%, 04/16/2018(a)		$1,629	$1,629
TOTAL INVESTMENT COMPANIES		$48,065	4.30%, 08/15/2019(a)		6,250	6,253
			CPS Auto Receivables Trust 2013-D
	Principal		1.54%, 07/16/2018(a),(b)		1,608	1,606
BONDS- 98.42%	Amount (000's) Value (000's)
			3.97%, 11/15/2019(a),(b)		1,000	983
Aerospace & Defense - 0.62%			CPS Auto Receivables Trust 2014-B
Lockheed Martin Corp			1.11%, 11/15/2018(a)		1,776	1,768
1.85%, 11/23/2018	$6,500	$6,591	CPS Auto Receivables Trust 2014-C
2.50%, 11/23/2020	6,500	6,687	1.31%, 02/15/2019(a),(b)		5,800	5,771
Rolls-Royce PLC			3.77%, 08/17/2020(a)		4,330	4,196
2.38%, 10/14/2020(a)	5,000	5,026	CPS Auto Receivables Trust 2014-D
		$18,304	1.49%, 04/15/2019(a)		4,294	4,273
			CPS Auto Receivables Trust 2015-C
Agriculture - 0.88%			1.77%, 06/17/2019(a)		10,635	10,620
Cargill Inc
6.00%, 11/27/2017(a)	24,153	25,922	CPS Auto Receivables Trust 2016-B
			2.07%, 11/15/2019(a),(c)		5,750	5,750
			CPS Auto Trust
Airlines - 0.93%			1.48%, 03/16/2020(a)		2,283	2,272
Delta Air Lines 2009-1 Class A Pass Through			Ford Credit Auto Owner Trust 2015-REV2
Trust			2.44%, 01/15/2027(a),(b)		12,327	12,516
7.75%, 06/17/2021	13,853	15,585	Ford Credit Auto Owner Trust/Ford Credit
UAL 2009-1 Pass Through Trust			2014-RE	V1
10.40%, 05/01/2018	1,229	1,277	2.26%, 11/15/2025(a),(b)		11,327	11,478
UAL 2009-2A Pass Through Trust			Santander Drive Auto Receivables Trust 2013-
9.75%, 01/15/2017	9,956	10,429	1
		$27,291	1.76%, 01/15/2019		15,189	15,213

Automobile Asset Backed Securities - 10.39%
			Santander Drive Auto Receivables Trust 2013-5

AmeriCredit Automobile Receivables 2015-4			1.55%, 10/15/2018		4,782	4,785
1.26%, 04/08/2019	8,000	8,005	2.25%, 06/17/2019(b)		2,840	2,856
AmeriCredit Automobile Receivables 2016-1			2.73%, 10/15/2019(b)		5,860	5,908
1.52%, 06/10/2019	8,500	8,517

			Santander Drive Auto Receivables Trust 2014-1
AmeriCredit Automobile Receivables Trust
2013-1			1.59%, 10/15/2018		2,316	2,319
1.57%, 01/08/2019	6,300	6,297
			2.36%, 04/15/2020		13,890	13,977

AmeriCredit Automobile Receivables Trust
2013-5
2.86%, 12/09/2019(b)	14,500	14,646	Santander Drive Auto Receivables Trust 2014-2
			1.62%, 02/15/2019		5,517	5,524

AmeriCredit Automobile Receivables Trust
2014-1			Santander Drive Auto Receivables Trust 2014-3
0.90%, 02/08/2019	2,780	2,779	2.13%, 08/17/2020(b)		9,727	9,778
2.15%, 03/09/2020(b)	2,400	2,401
2.54%, 06/08/2020(b)	10,500	10,469	Westlake Automobile Receivables Trust 2014-
			2
AmeriCredit Automobile Receivables Trust			0.97%, 10/16/2017(a),(b)		1,268	1,267
2014-2
2.57%, 07/08/2020(b)	9,400	9,343	Westlake Automobile Receivables Trust 2015-
			1
AmeriCredit Automobile Receivables Trust			1.17%, 03/15/2018(a),(b)		3,653	3,649
2014-3

0.64%, 04/09/2018	1,724	1,723
2.58%, 09/08/2020(b)	3,200	3,229	Westlake Automobile Receivables Trust 2015-2
			1.28%, 07/16/2018(a),(b)		8,846	8,835

AmeriCredit Automobile Receivables Trust
2015-1			Westlake Automobile Receivables Trust 2015-3
0.77%, 04/09/2018	2,848	2,847	1.42%, 05/17/2021(a),(b)		15,242	15,244

AmeriCredit Automobile Receivables Trust
2015-2
0.83%, 09/10/2018(b)	5,741	5,738	Westlake Automobile Receivables Trust 2016-1
			1.82%, 01/15/2019(a)		9,500	9,518

Capital Auto Receivables Asset Trust 2013-1						$304,753
0.97%, 01/22/2018	3,813	3,814
1.29%, 04/20/2018	12,715	12,708	Automobile Floor Plan Asset Backed Securities - 0.73%
1.74%, 10/22/2018	8,000	8,008	CNH Wholesale Master Note Trust
Capital Auto Receivables Asset Trust 2013-3			1.03%, 08/15/2019(a),(b)		9,159	9,156
2.32%, 07/20/2018	5,500	5,522	Volkswagen Credit Auto Master Trust
Capital Auto Receivables Asset Trust 2014-1			0.79%, 07/22/2019(a),(b)		12,327	12,161
2.22%, 01/22/2019	6,000	6,034				$21,317
2.84%, 04/22/2019	4,700	4,753
Capital Auto Receivables Asset Trust 2014-2			Automobile Manufacturers - 2.73%
2.03%, 12/20/2018	9,000	9,016	Daimler Finance North America LLC
			1.05%, 03/02/2018(a),(b)		9,495	9,396
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020(a),(b)	6,888	6,817	1.38%, 08/01/2017(a)		6,664	6,665
CPS Auto Receivables Trust 2013-B			Ford Motor Credit Co LLC
1.82%, 09/15/2020(a),(b)	4,117	4,099	2.02%, 05/03/2019(c),(d)		9,600	9,600
			3.98%, 06/15/2016		18,631	18,695

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
PACCAR Financial Corp			Wells Fargo Bank NA
1.45%, 03/09/2018	$6,664	$6,681	1.65%, 01/22/2018	$14,250	$14,366
2.20%, 09/15/2019	9,327	9,529	6.00%, 11/15/2017	8,500	9,091
Toyota Motor Credit Corp					$508,415
1.20%, 04/06/2018	9,600	9,610
2.10%, 01/17/2019	9,600	9,798	Beverages - 1.92%
		$79,974	Anheuser-Busch InBev Finance Inc
			1.90%, 02/01/2019	4,750	4,818
Banks- 17.33%			2.15%, 02/01/2019	9,664	9,871
Bank of America Corp			2.65%, 02/01/2021	14,250	14,635
2.05%, 04/19/2021(b)	9,250	9,313	PepsiCo Inc
2.60%, 01/15/2019	12,000	12,209	1.00%, 10/13/2017	4,750	4,759
2.63%, 10/19/2020	15,750	15,892	2.15%, 10/14/2020	9,500	9,765
Bank of America NA			SABMiller Holdings Inc
0.91%, 06/15/2016(b)	13,327	13,329	1.31%, 08/01/2018(a),(b)	4,500	4,486
0.93%, 06/15/2017(b)	7,750	7,712	2.45%, 01/15/2017(a)	8,000	8,071
5.30%, 03/15/2017	33,524	34,659			$56,405
Bank of New York Mellon Corp/The
2.05%, 05/03/2021(d)	6,500	6,527	Biotechnology - 1.46%
2.20%, 05/15/2019	11,327	11,545	Amgen Inc
2.50%, 04/15/2021	5,700	5,841	1.25%, 05/22/2017	9,000	9,014
BB&T Corp			2.20%, 05/22/2019	9,327	9,524
1.28%, 02/01/2019(b)	5,664	5,616	Biogen Inc
Branch Banking & Trust Co			2.90%, 09/15/2020	14,000	14,508
0.92%, 05/23/2017(b)	14,450	14,408	Gilead Sciences Inc
0.95%, 09/13/2016(b)	17,425	17,427	1.85%, 09/04/2018	4,750	4,833
Capital One Financial Corp			2.55%, 09/01/2020	4,750	4,934
6.15%, 09/01/2016	12,930	13,138			$42,813
Capital One NA/Mclean VA			Chemicals - 0.91%
1.30%, 02/05/2018(b)	9,327	9,308	Airgas Inc
1.65%, 02/05/2018	9,327	9,289	1.65%, 02/15/2018	12,592	12,595
Citigroup Inc
1.11%, 08/14/2017(b)	8,000	7,969	Chevron Phillips Chemical Co LLC / Chevron
			Phillips Chemical Co LP
1.40%, 04/08/2019(b)	4,500	4,461	1.70%, 05/01/2018(a)	9,495	9,459
1.70%, 04/27/2018	13,990	13,994	2.45%, 05/01/2020(a)	4,832	4,777
1.95%, 10/26/2020(b)	10,000	10,038
					$26,831
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/2019	7,600	7,680	Commercial Mortgage Backed Securities - 2.19%
Goldman Sachs Group Inc/The			Ginnie Mae
1.72%, 11/15/2018(b)	9,909	9,934	0.59%, 07/16/2054(b),(e)	41,041	1,960
1.80%, 04/23/2020(b)	23,990	23,991	0.69%, 03/16/2049(b),(e)	60,038	2,294
2.60%, 04/23/2020	4,798	4,857	0.82%, 09/16/2055(b),(e)	41,556	2,248
2.63%, 04/25/2021	2,000	2,011	0.84%, 01/16/2054(b),(e)	51,411	2,836
JPMorgan Chase Bank NA			0.85%, 06/16/2055(b),(e)	48,180	2,558
0.96%, 06/13/2016(b)	6,000	6,002	0.87%, 10/16/2054(b),(e)	55,944	2,692
5.88%, 06/13/2016	11,659	11,722	0.88%, 03/16/2052(b),(e)	42,052	2,869
6.00%, 10/01/2017	29,480	31,309	0.89%, 10/16/2054(b),(e)	65,282	3,656
KeyBank NA/Cleveland OH			0.92%, 01/16/2055(b),(e)	106,685	5,312
1.70%, 06/01/2018	6,500	6,504	0.95%, 10/16/2054(b),(e)	77,983	4,196
2.35%, 03/08/2019	9,600	9,716	0.95%, 02/16/2055(b),(e)	76,010	3,239
Morgan Stanley			0.98%, 02/16/2048(b),(e)	40,783	2,315
1.49%, 01/24/2019(b)	30,648	30,584	1.03%, 09/16/2054(b),(e)	55,781	3,276
1.88%, 01/05/2018	4,664	4,685	1.12%, 06/16/2045(b),(e)	83,810	5,463
2.13%, 04/25/2018	9,750	9,837	1.14%, 08/16/2042(b),(e)	97,346	6,194
2.50%, 04/21/2021	2,900	2,906	1.17%, 02/16/2046(b),(e)	83,258	5,485
National City Bank/Cleveland OH			1.20%, 07/16/2056(b),(e)	28,789	2,331
1.01%, 06/07/2017(b)	4,500	4,489	1.26%, 10/16/2051(b),(e)	4,394	330
PNC Bank NA			1.41%, 12/16/2036(b),(e)	72,864	4,967
1.60%, 06/01/2018	4,500	4,523			$64,221
4.88%, 09/21/2017	15,355	16,018
			Computers - 1.70%
6.88%, 04/01/2018	4,080	4,480	Apple Inc
PNC Funding Corp			1.00%, 05/03/2018	4,664	4,666
5.63%, 02/01/2017	7,231	7,458	1.70%, 02/22/2019	4,800	4,866
SunTrust Bank/Atlanta GA			1.75%, 02/23/2021(b)	4,750	4,814
7.25%, 03/15/2018	13,939	15,285	Hewlett Packard Enterprise Co
SunTrust Banks Inc			2.45%, 10/05/2017(a)	9,500	9,606
2.90%, 03/03/2021	9,600	9,766	2.85%, 10/05/2018(a)	6,650	6,788
US Bank NA/Cincinnati OH
1.11%, 10/28/2019(b)	14,209	14,143	International Business Machines Corp
			1.95%, 02/12/2019	9,250	9,440
Wells Fargo & Co			2.25%, 02/19/2021	9,500	9,712
2.55%, 12/07/2020	9,500	9,698
					$49,892
2.60%, 07/22/2020	14,327	14,685

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Credit Card Asset Backed Securities - 1.40%			Healthcare - Services (continued)
Cabela's Credit Card Master Note Trust			Roche Holdings Inc
0.78%, 03/16/2020(b)	$5,878	$5,869	0.97%, 09/30/2019(a),(b)		$9,327	$9,272
0.88%, 07/15/2022(b)	9,495	9,359	UnitedHealth Group Inc
0.91%, 06/15/2020(a),(b)	9,214	9,202	1.70%, 02/15/2019		9,500	9,612
0.96%, 02/18/2020(a),(b)	6,982	6,982				$30,605
1.08%, 08/16/2021(a),(b)	9,745	9,734
		$41,146	Home Equity Asset Backed Securities - 1.28%
			ACE Securities Corp Home Equity Loan Trust
Diversified Financial Services - 0.99%			Series 2005-AG1
Murray Street Investment Trust I			0.80%, 08/25/2035(b)		18	18
4.65%, 03/09/2017(b)	28,398	29,170	ACE Securities Corp Home Equity Loan Trust
			Series 2005-HE2
			1.16%, 04/25/2035(b)		1,083	1,082

Electric - 3.71%			Asset Backed Securities Corp Home Equity
Black Hills Corp			Loan Trust Series OOMC 2005-HE6
2.50%, 01/11/2019	5,000	5,079	1.20%, 07/25/2035(b)		1,766	1,757

Dominion Resources Inc/VA			Bayview Financial Acquisition Trust
1.40%, 09/15/2017	9,327	9,285	1.06%, 08/28/2044(b)		2,120	2,118
Indiantown Cogeneration LP			5.66%, 12/28/2036(b)		57	56
9.77%, 12/15/2020	7,504	8,258
			Centex Home Equity Loan Trust 2005-D
NextEra Energy Capital Holdings Inc			0.87%, 10/25/2035(b)		4,241	4,232
1.59%, 06/01/2017	6,664	6,676
7.30%, 09/01/2067(b)	11,827	11,117	Credit Suisse First Boston Mortgage Securities
			Corp

Public Service Co of New Mexico			4.80%, 05/25/2035		3,019	3,066
7.95%, 05/15/2018	24,165	26,934
			Home Equity Asset Trust 2004-6
San Diego Gas & Electric Co			1.12%, 12/25/2034(b)		1,348	1,342
1.91%, 02/01/2022	4,113	4,094
			Home Equity Asset Trust 2005-4
Southern California Edison Co			1.14%, 10/25/2035(b)		3,242	3,190
1.85%, 02/01/2022	7,544	7,442

Talen Energy Supply LLC			JP Morgan Mortgage Acquisition Corp 2005-OPT1
6.50%, 05/01/2018	4,832	4,953	0.89%, 06/25/2035(b)		734	731
Texas-New Mexico Power Co
9.50%, 04/01/2019(a)	4,798	5,659	New Century Home Equity Loan Trust 2005-
			3
TransAlta Corp			0.92%, 07/25/2035(b)		3,924	3,916
6.65%, 05/15/2018	18,985	19,483
			RASC Series 2003-KS10 Trust
		$108,980	4.47%, 03/25/2032		128	128
Finance - Mortgage Loan/Banker - 11.04%			RASC Series 2005-AHL2 Trust
Fannie Mae			0.79%, 10/25/2035(b)		2,937	2,898
1.38%, 02/26/2021	29,000	29,004	RASC Series 2005-EMX2 Trust
1.50%, 11/30/2020	41,500	41,758	0.95%, 07/25/2035(b)		3,337	3,308
1.63%, 01/21/2020	40,786	41,489	Soundview Home Loan Trust 2005-CTX1
1.75%, 09/12/2019	35,067	35,824	0.86%, 11/25/2035(b)		1,501	1,490
1.88%, 12/28/2020	20,950	21,435	Structured Asset Securities Corp Mortgage
Freddie Mac			Loan Trust Series 2005-GEL4
0.75%, 01/12/2018	28,000	27,964	1.06%, 08/25/2035(b)		998	971
1.38%, 05/01/2020	98,148	98,754	Terwin Mortgage Trust Series TMTS 2005-
1.75%, 05/30/2019	27,000	27,588	14	HE
		$323,816	4.85%, 08/25/2036(b)		1,490	1,525
			Wells Fargo Home Equity Asset-Backed
Food- 0.36%			Securities 2004-2 Trust
Kraft Heinz Foods Co			1.28%, 10/25/2034(b)		285	280
1.60%, 06/30/2017(a)	5,664	5,682
			5.00%, 10/25/2034		5,442	5,426
2.00%, 07/02/2018(a)	4,731	4,779
						$37,534
		$10,461
			Home Furnishings - 0.48%
Gas- 0.84%			Samsung Electronics America Inc
Spire Inc			1.75%, 04/10/2017(a)		13,990	14,020
1.37%, 08/15/2017(b)	24,886	24,794

			Housewares - 0.37%
Healthcare - Products - 1.47%			Newell Brands Inc
Abbott Laboratories			2.60%, 03/29/2019		4,800	4,911
2.00%, 03/15/2020	18,653	18,534	3.15%, 04/01/2021		2,900	3,004
Becton Dickinson and Co			3.85%, 04/01/2023		2,900	3,032
1.80%, 12/15/2017	4,664	4,688				$10,947
2.68%, 12/15/2019	4,664	4,786
Medtronic Inc			Insurance - 5.97%
1.43%, 03/15/2020(b)	5,250	5,257	Berkshire Hathaway Finance Corp
2.50%, 03/15/2020	9,495	9,817	1.60%, 05/15/2017		11,490	11,582
		$43,082	1.70%, 03/15/2019		6,500	6,591
			Berkshire Hathaway Inc
Healthcare - Services - 1.04%			2.20%, 03/15/2021		4,600	4,724
Anthem Inc			2.75%, 03/15/2023		5,500	5,673
5.88%, 06/15/2017	11,164	11,721

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Mortgage Backed Securities (continued)
Hartford Financial Services Group Inc/The			CHL Mortgage Pass-Through Trust 2004-J1
8.13%, 06/15/2068(b)	$14,750	$15,930	4.50%, 01/25/2019(b)	$88	$88
Lincoln National Corp			CHL Mortgage Pass-Through Trust 2004-J7
7.00%, 05/17/2066(b)	5,664	3,795	5.00%, 09/25/2019	475	483
MassMutual Global Funding II			Citigroup Mortgage Loan Trust 2009-6
2.00%, 04/05/2017(a)	5,430	5,486	2.81%, 07/25/2036(a),(b)	457	456
2.10%, 08/02/2018(a)	12,995	13,175	Credit Suisse First Boston Mortgage Securities
2.35%, 04/09/2019(a)	8,700	8,893	Corp
Metropolitan Life Global Funding I			5.00%, 09/25/2019	80	75
2.30%, 04/10/2019(a)	16,827	17,141	Credit Suisse Mortgage Capital Certificates
New York Life Global Funding			2.40%, 07/27/2037(a),(b)	965	964
1.45%, 12/15/2017(a)	4,500	4,529	CSFB Mortgage-Backed Trust Series 2004-7
1.95%, 02/11/2020(a)	16,941	16,995	5.00%, 10/25/2019	385	384
2.00%, 04/13/2021(a)	9,600	9,636	CSFB Mortgage-Backed Trust Series 2004-
2.15%, 06/18/2019(a)	12,626	12,859	AR4
2.45%, 07/14/2016(a)	9,327	9,363	1.40%, 05/25/2034(b)	555	516
Prudential Financial Inc			Freddie Mac REMICS
8.88%, 06/15/2068(b)	25,950	28,675	0.88%, 06/15/2023(b)	6	6
		$175,047	Ginnie Mae
			4.50%, 08/20/2032	67	68
Internet - 0.33%			GSMSC Pass-Through Trust 2009-4R
Amazon.com Inc			0.88%, 12/26/2036(a),(b)	2,822	2,755
2.60%, 12/05/2019	9,327	9,709	JP Morgan Mortgage Trust 2004-A3
			2.55%, 07/25/2034(b)	1,404	1,387
Machinery - Diversified - 0.64%			JP Morgan Mortgage Trust 2004-S1
John Deere Capital Corp			5.00%, 09/25/2034	1,227	1,257
1.35%, 01/16/2018	9,327	9,382	JP Morgan Resecuritization Trust Series 2010-
2.05%, 03/10/2020	9,300	9,430	4
		$18,812	2.45%, 10/26/2036(a),(b)	715	712
			MASTR Alternative Loan Trust 2003-9
Manufactured Housing Asset Backed Securities - 0.00%			6.50%, 01/25/2019	497	508
Conseco Financial Corp			MASTR Asset Securitization Trust 2004-11
7.70%, 09/15/2026	122	129	5.00%, 12/25/2019	89	91
			MASTR Asset Securitization Trust 2004-9
Media- 0.61%			5.00%, 09/25/2019	388	392
Time Warner Cable Inc			PHH Mortgage Trust Series 2008-CIM1
8.25%, 04/01/2019	9,495	11,146	5.22%, 06/25/2038	3,041	3,039
			Prime Mortgage Trust 2005-2
Walt Disney Co/The			5.25%, 07/25/2020(b)	897	909
2.30%, 02/12/2021	6,500	6,714
		$17,860	Provident Funding Mortgage Loan Trust 2005-
			1
Mining - 0.48%			1.02%, 05/25/2035(b)	4,450	4,264
Glencore Finance Canada Ltd			RALI Series 2003-QS23 Trust
2.70%, 10/25/2017(a),(b)	14,159	14,088	5.00%, 12/26/2018	1,100	1,106
			RALI Series 2004-QS3 Trust
Miscellaneous Manufacturers - 0.28%			5.00%, 03/25/2019	712	715
			RBSSP Resecuritization Trust 2009-7
General Electric Co			0.83%, 06/26/2037(a),(b)	916	869
5.55%, 05/04/2020	3,200	3,683
			5.00%, 09/26/2036(a),(b)	477	482
Ingersoll-Rand Global Holding Co Ltd
6.88%, 08/15/2018	4,200	4,657	Sequoia Mortgage Trust 2013-4
			1.55%, 04/25/2043(b)	12,736	12,337
		$8,340
			Sequoia Mortgage Trust 2013-8
Mortgage Backed Securities - 3.87%			2.25%, 06/25/2043(b)	8,814	8,722
Adjustable Rate Mortgage Trust 2004-2			Springleaf Mortgage Loan Trust 2013-1
1.58%, 02/25/2035(b)	159	158	1.27%, 06/25/2058(a),(b)	21,659	21,545
Alternative Loan Trust 2004-J8			2.31%, 06/25/2058(a),(b)	9,298	9,299
6.00%, 02/25/2017	100	100	3.14%, 06/25/2058(a)	4,106	4,105
Banc of America Alternative Loan Trust 2003-			4.44%, 06/25/2058(a)	8,670	8,671
10			Springleaf Mortgage Loan Trust 2013-2
5.00%, 12/25/2018	357	360	1.78%, 12/25/2065(a)	6,507	6,504
Banc of America Funding 2004-1 Trust			3.52%, 12/25/2065(a),(b)	14,969	14,998
5.25%, 02/25/2019	512	519	WaMu Mortgage Pass-Through Certificates
Banc of America Funding 2004-3 Trust			Series 2003-S8 Trust
4.75%, 09/25/2019	464	467	5.00%, 09/25/2018	104	105
Banc of America Mortgage Trust 2004-8					$113,424
5.25%, 10/25/2019	289	295
Banc of America Mortgage Trust 2005-7			Oil & Gas - 2.47%
5.00%, 08/25/2020	40	40	BP Capital Markets PLC
BCAP LLC 2011-RR11 Trust			4.75%, 03/10/2019	10,327	11,185
3.14%, 03/26/2035(a),(b)	2,567	2,560	Chevron Corp
CHL Mortgage Pass-Through Trust 2003-46			1.72%, 06/24/2018	12,125	12,241
2.69%, 01/19/2034(b)	1,120	1,113	Phillips 66
			2.95%, 05/01/2017	15,490	15,779

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Rowan Cos Inc			Actavis Funding SCS
7.88%, 08/01/2019	$5,664	$5,755	1.85%, 03/01/2017	$9,664	$9,698
Shell International Finance BV			2.35%, 03/12/2018	11,995	12,126
2.13%, 05/11/2020	11,495	11,650	Mead Johnson Nutrition Co
Total Capital International SA			3.00%, 11/15/2020	4,750	4,917
1.19%, 08/10/2018(b)	5,430	5,396	Merck & Co Inc
1.55%, 06/28/2017	10,327	10,377	1.10%, 01/31/2018	8,827	8,852
		$72,383			$47,202

Oil & Gas Services - 0.17%			Pipelines - 2.42%
Schlumberger Holdings Corp			Buckeye Partners LP
3.00%, 12/21/2020(a)	4,750	4,885	2.65%, 11/15/2018	11,316	11,350
			Columbia Pipeline Group Inc
			2.45%, 06/01/2018(a)	4,832	4,826
Other Asset Backed Securities - 4.89%			3.30%, 06/01/2020(a)	4,832	4,894

Ameriquest Mortgage Securities Inc Asset-			Florida Gas Transmission Co LLC
Backed Pass-Through Ctfs Ser 2004-R11			7.90%, 05/15/2019(a)	10,271	11,556
1.04%, 11/25/2034(b)	247	246

			Hiland Partners Holdings LLC / Hiland
Ameriquest Mortgage Securities Inc Asset-			Partners Finance Corp
Backed Pass-Through Ctfs Ser 2005-R1			7.25%, 10/01/2020(a)	16,599	17,367
1.11%, 03/25/2035(b)	1,570	1,567
			TransCanada PipeLines Ltd
Citigroup Mortgage Loan Trust Inc			6.35%, 05/15/2067(b)	9,664	6,644
0.87%, 07/25/2035(b)	321	319

			Williams Partners LP / ACMP Finance Corp
Credit-Based Asset Servicing and			6.13%, 07/15/2022	14,495	14,418
Securitization LLC
5.33%, 07/25/2035(b)	481	480			$71,055
CWABS Asset-Backed Certificates Trust			Real Estate - 0.35%
2005-3			Prologis LP
0.89%, 08/25/2035(b)	1	1	7.38%, 10/30/2019	8,653	10,190
Drug Royalty II LP 2
3.48%, 07/15/2023(a),(b)	9,521	9,388
Fieldstone Mortgage Investment Trust Series			REITS- 2.01%
2005-1			Alexandria Real Estate Equities Inc
1.52%, 03/25/2035(b)	664	664	2.75%, 01/15/2020	11,990	11,948
First Franklin Mortgage Loan Trust 2005-			DigitalRealtyTrust LP
FF4			3.40%, 10/01/2020	6,700	6,888
1.08%, 05/25/2035(b)	671	669	HCP Inc
JP Morgan Mortgage Acquisition Corp 2005-			6.30%, 09/15/2016	10,366	10,544
OPT2			Healthcare Realty Trust Inc
0.73%, 12/25/2035(b)	1,171	1,165	5.75%, 01/15/2021	6,997	7,814
MVW Owner Trust 2015-1			Kimco Realty Corp
2.52%, 12/20/2032(a),(b)	14,168	14,125	4.30%, 02/01/2018	6,664	6,914
OneMain Financial Issuance Trust 2014-1			Ventas Realty LP
2.43%, 06/18/2024(a),(b)	23,232	23,231	1.55%, 09/26/2016	7,495	7,506
OneMain Financial Issuance Trust 2014-2			WEA Finance LLC / Westfield UK & Europe
2.47%, 09/18/2024(a)	20,653	20,652	Finance PLC
			1.75%, 09/15/2017(a)	7,400	7,393
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025(a)	14,260	14,194			$59,007
PFS Financing Corp
1.03%, 02/15/2019(a),(b)	11,495	11,457
			Retail - 0.32%
1.03%, 10/15/2019(a),(b)	9,164	9,082	Home Depot Inc/The
			2.00%, 04/01/2021	4,800	4,858
1.05%, 04/15/2020(a),(b)	5,664	5,595
1.38%, 02/15/2019(a),(b)	4,600	4,576	McDonald's Corp
			2.75%, 12/09/2020	4,500	4,671
PFS Tax Lien Trust 2014-1					$9,529
1.44%, 05/15/2029(a),(b)	9,534	9,490
RAMP Series 2005-RZ4 Trust			Savings & Loans - 0.00%
0.84%, 11/25/2035(b)	1,322	1,312	Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC			0.00%, 01/15/2013(c),(f)	1,200	—
Trust 2005-OP2
0.76%, 10/25/2035(b)	4,043	3,874
			Software - 1.16%
Securitized Asset Backed Receivables LLC			Microsoft Corp
Trust 2006-OP1			1.30%, 11/03/2018	9,500	9,578
0.74%, 10/25/2035(b)	107	107
			1.85%, 02/12/2020	9,327	9,524
Structured Asset Investment Loan Trust 2005-			Oracle Corp
4			1.14%, 10/08/2019(b)	5,000	5,017
1.10%, 05/25/2035(b)	2,459	2,445
			2.25%, 10/08/2019	4,750	4,897
Trafigura Securitisation Finance PLC 2014-1			5.75%, 04/15/2018	4,664	5,078
1.38%, 10/15/2018(a),(b)	8,829	8,713
					$34,094
		$143,352
			Student Loan Asset Backed Securities - 3.40%
Pharmaceuticals - 1.61%			KeyCorp Student Loan Trust 2004-A
AbbVie Inc			0.93%, 10/28/2041(b)	1,654	1,642
1.80%, 05/14/2018	4,798	4,831
2.50%, 05/14/2020	6,664	6,778

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Student Loan Asset Backed Securities (continued)			Federal National Mortgage Association (FNMA) (continued)
KeyCorp Student Loan Trust 2006-A			2.38%, 07/01/2034(b)	$171	$180
0.94%, 09/27/2035(b)	$33,439	$32,412	2.45%, 12/01/2032(b)	55	57
SLC Private Student Loan Trust 2006-A			2.45%, 07/01/2034(b)	42	45
0.80%, 07/15/2036(b)	9,099	9,001	2.52%, 02/01/2037(b)	140	148
SLC Private Student Loan Trust 2010-B			2.63%, 01/01/2035(b)	101	105
3.93%, 07/15/2042(a),(b)	2,720	2,763	2.67%, 11/01/2032(b)	44	46
SLM Private Credit Student Loan Trust 2002-			2.70%, 02/01/2035(b)	24	25
A			4.14%, 11/01/2035(b)	8	8
1.18%, 12/16/2030(b)	8,895	8,533	5.60%, 04/01/2019(b)	2	2
SLM Private Credit Student Loan Trust 2004-			7.50%, 10/01/2029	3	3
A			8.00%, 05/01/2027	2	2
1.03%, 06/15/2033(b)	2,626	2,418	8.50%, 11/01/2017	1	1
SLM Private Credit Student Loan Trust 2004-			10.00%, 05/01/2022	1	2
B					$962
0.83%, 06/15/2021(b)	5,886	5,847	Government National Mortgage Association (GNMA) -
SLM Private Credit Student Loan Trust 2005-			0.00%
B			9.00%, 04/20/2025	1	1
0.81%, 03/15/2023(b)	5,533	5,468	10.00%, 01/15/2019	17	17
0.90%, 12/15/2023(b)	6,765	6,493			$18
SLM Private Credit Student Loan Trust 2006-			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
A			OBLIGATIONS		$1,204
0.82%, 12/15/2023(b)	2,203	2,174
			Total Investments		$2,936,985
SLM Private Education Loan Trust 2013-A			Other Assets and Liabilities - (0.10)%		$(3,028)
1.03%, 08/15/2022(a),(b)	8,442	8,431
			TOTAL NET ASSETS - 100.00%		$2,933,957
SLM Private Education Loan Trust 2013-B
1.08%, 07/15/2022(a),(b)	3,144	3,138
1.85%, 06/17/2030(a),(b)	9,664	9,459
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
SLM Private Education Loan Trust 2014-A			1933. These securities may be resold in transactions exempt from
1.03%, 07/15/2022(a),(b)	1,841	1,836
			registration, normally to qualified institutional buyers. At the end of the
		$99,615	period, the value of these securities totaled $696,860 or 23.75% of net
Telecommunications - 2.08%			assets.
AT&T Inc			(b)	Variable Rate. Rate shown is in effect at April 30, 2016.
2.45%, 06/30/2020	11,462	11,642	(c)	Fair value of these investments is determined in good faith by the Manager
2.80%, 02/17/2021	9,500	9,718	under procedures established and periodically reviewed by the Board of
Cisco Systems Inc			Directors. At the end of the period, the fair value of these securities totaled
2.20%, 02/28/2021	4,750	4,847	$15,350 or 0.52% of net assets.
4.95%, 02/15/2019	9,500	10,470	(d) Security purchased on a when-issued basis.
Verizon Communications Inc			(e) Security is an Interest Only Strip.
2.38%, 09/14/2018(b)	4,664	4,788	(f) Non-Income Producing Security
3.65%, 09/14/2018	8,250	8,688
5.50%, 02/15/2018	4,250	4,552
Vodafone Group PLC			Portfolio Summary (unaudited)
1.63%, 03/20/2017	6,164	6,187	Sector		Percent
		$60,892	Financial		26.65%
Transportation - 0.31%			Asset Backed Securities		22.09%
Ryder System Inc			Government		11.04%
2.45%, 11/15/2018	8,995	9,073	Consumer, Non-cyclical		8.74%
			Mortgage Securities		6.10%
			Energy		5.06%
Trucking & Leasing - 0.28%			Consumer, Cyclical		4.83%
Penske Truck Leasing Co Lp / PTL Finance			Utilities		4.55%
Corp			Communications		3.02%
3.75%, 05/11/2017(a)	8,169	8,337
			Technology		2.86%
			Industrial		2.13%
TOTAL BONDS	$2,887,716		Exchange Traded Funds		1.64%
U.S. GOVERNMENT & GOVERNMENT	Principal		Basic Materials		1.39%
AGENCY OBLIGATIONS - 0.04%	Amount (000's) Value (000's)		Other Assets and Liabilities		(0.10)%
Federal Home Loan Mortgage Corporation (FHLMC) -			TOTAL NET ASSETS		100.00%
0.01%
2.41%, 11/01/2021(b)	$6	$6
2.60%, 09/01/2035(b)	96	101
6.00%, 04/01/2017	6	6
6.00%, 05/01/2017	11	12
7.00%, 12/01/2022	94	99
		$224

Federal National Mortgage Association (FNMA) - 0.03%
2.29%, 10/01/2035(b)	258	273
2.30%, 11/01/2022(b)	2	2
2.37%, 08/01/2034(b)	60	63

See accompanying notes

Schedule of Investments SmallCap Fund April 30, 2016 (unaudited)

COMMON STOCKS - 98.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Apparel - 0.80%			Computers (continued)
Skechers U.S.A. Inc (a)	131,460	$4,345	SecureWorks Corp (a)	86,526	$1,153
			Sykes Enterprises Inc (a)	112,960	3,293
					$25,279
Automobile Parts & Equipment - 3.05%
American Axle & Manufacturing Holdings Inc	191,600	2,972	Diversified Financial Services - 1.56%
(a)			Evercore Partners Inc - Class A	83,750	4,325
Cooper Tire & Rubber Co	252,883	8,734	Houlihan Lokey Inc	71,920	1,813
Visteon Corp	60,150	4,792	Moelis & Co	80,740	2,270
		$16,498			$8,408

Banks - 9.95%			Electric - 2.90%
Central Pacific Financial Corp	206,090	4,810	Avista Corp	218,814	8,768
Chemical Financial Corp	37,490	1,442	Portland General Electric Co	173,510	6,892
FCB Financial Holdings Inc (a)	86,710	3,030			$15,660
First Merchants Corp	32,890	844
First of Long Island Corp/The	30,044	920	Electrical Components & Equipment - 1.87%
			Advanced Energy Industries Inc (a)	162,517	5,257
FNB Corp/PA	325,480	4,303
Great Western Bancorp Inc	262,800	8,283	EnerSys	56,600	3,304
Hanmi Financial Corp	65,254	1,509	Insteel Industries Inc	53,350	1,547
IBERIABANK Corp	141,420	8,342			$10,108
PacWest Bancorp	166,500	6,657	Electronics - 2.22%
Union Bankshares Corp	69,270	1,829	Fluidigm Corp (a)	24,067	230
WesBanco Inc	46,640	1,499	II-VI Inc (a)	189,610	3,957
Western Alliance Bancorp (a)	121,800	4,455	Itron Inc (a)	40,020	1,646
Wilshire Bancorp Inc	101,030	1,088	Vishay Intertechnology Inc	509,520	6,196
Wintrust Financial Corp	92,420	4,808			$12,029
		$53,819
			Engineering & Construction - 2.74%
Biotechnology - 2.12%			Dycom Industries Inc (a)	44,220	3,122
Acceleron Pharma Inc (a)	33,640	1,008	EMCOR Group Inc	147,220	7,137
AMAG Pharmaceuticals Inc (a)	10,960	291	MasTec Inc (a)	200,890	4,552
Aratana Therapeutics Inc (a)	132,198	795
					$14,811
Bellicum Pharmaceuticals Inc (a)	21,900	222
BIND Therapeutics Inc - Warrants (a),(b)	17,472	—	Entertainment - 3.19%
Bluebird Bio Inc (a)	4,225	187	Isle of Capri Casinos Inc (a)	164,128	2,445
Cambrex Corp (a)	53,340	2,573	Marriott Vacations Worldwide Corp	91,740	5,747
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	53	Vail Resorts Inc	69,880	9,059
Epizyme Inc (a)	24,990	260			$17,251
Exact Sciences Corp (a)	73,412	515
Fate Therapeutics Inc (a)	102,280	194	Food - 2.30%
Genocea Biosciences Inc (a)	66,110	291	Cal-Maine Foods Inc	86,094	4,370
Insmed Inc (a)	67,850	824	Dean Foods Co	244,140	4,206
			SUPERVALU Inc (a)	772,730	3,887
Intercept Pharmaceuticals Inc (a)	3,280	495
MacroGenics Inc (a)	39,150	805			$12,463
NewLink Genetics Corp (a)	20,370	330	Gas - 1.21%
Seattle Genetics Inc (a)	15,280	542	Southwest Gas Corp	100,530	6,525
Spark Therapeutics Inc (a)	5,760	207
Ultragenyx Pharmaceutical Inc (a)	19,870	1,344
Versartis Inc (a)	60,510	548	Healthcare - Products - 2.54%
			EndoChoice Holdings Inc (a)	84,060	464
		$11,484	ICU Medical Inc (a)	65,060	6,463
Building Materials - 1.94%			K2M Group Holdings Inc (a)	121,800	1,981
Universal Forest Products Inc	72,320	5,544	LDR Holding Corp (a)	52,030	1,402
US Concrete Inc (a)	79,862	4,932	Nevro Corp (a)	42,400	2,851
		$10,476	STAAR Surgical Co (a)	76,340	589
					$13,750
Chemicals - 0.94%
Cabot Corp	104,240	5,086	Healthcare - Services - 2.18%
			Centene Corp (a)	54,390	3,370
			HealthSouth Corp	186,120	7,716
Commercial Services - 6.93%			Natera Inc (a)	33,260	327
ABM Industries Inc	165,200	5,315	Teladoc Inc (a)	32,740	398
Insperity Inc	107,700	5,683
					$11,811
Korn/Ferry International	205,370	5,574
Live Nation Entertainment Inc (a)	106,745	2,293	Home Builders - 0.76%
Navigant Consulting Inc (a)	162,460	2,593	Installed Building Products Inc (a)	153,911	4,091
PAREXEL International Corp (a)	108,360	6,621
Sabre Corp	244,460	7,077
Team Health Holdings Inc (a)	55,330	2,314	Insurance - 3.10%
			American Financial Group Inc/OH	101,640	7,024
		$37,470
			Argo Group International Holdings Ltd	58,327	3,206
Computers - 4.67%			First American Financial Corp	94,770	3,414
CACI International Inc (a)	62,120	5,973	Primerica Inc	63,470	3,146
ExlService Holdings Inc (a)	100,600	4,868			$16,790
Manhattan Associates Inc (a)	107,460	6,506
NetScout Systems Inc (a)	156,630	3,486	Internet - 1.21%
			CDW Corp/DE	109,007	4,197

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			Retail (continued)
GoDaddy Inc (a)	77,568	$2,355	Red Robin Gourmet Burgers Inc (a)	60,500	$3,924
		$6,552	Rite Aid Corp (a)	907,200	7,303
					$28,638
Investment Companies - 0.17%
THL Credit Inc	81,640	918	Savings & Loans - 1.69%
			Banc of California Inc	133,730	2,721
			Berkshire Hills Bancorp Inc	44,930	1,219
Machinery - Diversified - 1.01%
			Oritani Financial Corp	90,470	1,568
Briggs & Stratton Corp	131,770	2,790
Manitowoc Foodservice Inc (a)	178,170	2,674	Provident Financial Services Inc	183,010	3,657
					$9,165
		$5,464
			Semiconductors - 0.91%
Miscellaneous Manufacturers - 1.61%			Entegris Inc (a)	200,830	2,669
AO Smith Corp	43,040	3,323	Qorvo Inc (a)	50,245	2,263
Trinseo SA (a)	125,210	5,358
					$4,932
		$8,681
			Software - 5.79%
Office Furnishings - 1.21%			Acxiom Corp (a)	176,280	3,873
Herman Miller Inc	128,358	3,873	Apigee Corp (a)	81,231	788
Interface Inc	158,004	2,689	Aspen Technology Inc (a)	189,240	7,197
		$6,562	Black Knight Financial Services Inc (a)	90,200	2,885
Oil & Gas - 2.34%			Blackbaud Inc	106,990	6,609
Carrizo Oil & Gas Inc (a)	59,190	2,093	BroadSoft Inc (a)	35,450	1,388
Murphy USA Inc (a)	91,050	5,228	Instructure Inc (a)	7,028	141
PDC Energy Inc (a)	32,770	2,058	SYNNEX Corp	89,600	7,398
RSP Permian Inc (a)	66,870	2,047	Workiva Inc (a)	87,596	1,043
Western Refining Inc	46,680	1,249			$31,322
		$12,675
			Telecommunications - 2.28%
Oil & Gas Services - 0.92%			ARRIS International PLC (a)	136,541	3,109
Frank's International NV	48,862	814	NETGEAR Inc (a)	30,830	1,307
Matrix Service Co (a)	100,590	1,895	Plantronics Inc	133,070	5,117
Pioneer Energy Services Corp (a)	269,220	837	West Corp	129,860	2,783
Superior Energy Services Inc	83,870	1,414			$12,316
		$4,960
			Transportation - 1.58%
Packaging & Containers - 0.76%			Ardmore Shipping Corp	121,680	1,138
Graphic Packaging Holding Co	310,580	4,124	Matson Inc	149,860	5,827
			Navigator Holdings Ltd (a)	104,550	1,593
					$8,558
Pharmaceuticals - 5.18%
Anacor Pharmaceuticals Inc (a)	21,200	1,330	TOTAL COMMON STOCKS		$531,932
Array BioPharma Inc (a)	147,740	471	INVESTMENT COMPANIES - 2.37%	Shares Held Value (000's)
Cerulean Pharma Inc (a)	112,870	370	Publicly Traded Investment Fund - 2.37%
Concert Pharmaceuticals Inc (a)	37,570	524	Goldman Sachs Financial Square Funds -	12,846,678	12,847
DexCom Inc (a)	20,200	1,301	Government Fund
FibroGen Inc (a)	30,470	548
Nektar Therapeutics (a)	98,850	1,550	TOTAL INVESTMENT COMPANIES		$12,847
Neurocrine Biosciences Inc (a)	46,540	2,121
			Total Investments		$544,779
PRA Health Sciences Inc (a)	154,740	7,342
			Other Assets and Liabilities - (0.70)%		$(3,782)
Prestige Brands Holdings Inc (a)	168,040	9,541
			TOTAL NET ASSETS - 100.00%		$540,997
ProQR Therapeutics NV (a)	23,625	131
Proteon Therapeutics Inc (a)	62,650	612
Relypsa Inc (a)	47,150	853	(a) Non-Income Producing Security
Revance Therapeutics Inc (a)	25,676	472	(b)	Fair value of these investments is determined in good faith by the Manager
SCYNEXIS Inc (a)	73,560	293	under procedures established and periodically reviewed by the Board of
Vanda Pharmaceuticals Inc (a)	64,225	572	Directors. At the end of the period, the fair value of these securities totaled
		$28,031	$53 or 0.01% of net assets.
REITS - 9.41%			(c)	Security is Illiquid. At the end of the period, the value of these securities
CubeSmart	140,470	4,159	totaled $53 or 0.01% of net assets.
CYS Investments Inc	437,340	3,547
Equity One Inc	264,521	7,486
First Industrial Realty Trust Inc	395,220	9,066
Highwoods Properties Inc	238,600	11,150
Mack-Cali Realty Corp	71,422	1,825
Mid-America Apartment Communities Inc	97,960	9,376
QTS Realty Trust Inc	88,200	4,271
		$50,880

Retail - 5.29%
Caleres Inc	270,840	6,828
Citi Trends Inc	29,175	524
Flex Pharma Inc (a)	40,580	445
Michaels Cos Inc/The (a)	160,560	4,565
Office Depot Inc (a)	858,760	5,049

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.88%
Consumer, Non-cyclical	21.25%
Consumer, Cyclical	14.30%
Industrial	13.73%
Technology	11.37%
Utilities	4.11%
Communications	3.49%
Energy	3.26%
Exchange Traded Funds	2.37%
Basic Materials	0.94%
Other Assets and Liabilities	(0.70)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS - 93.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.03%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	86,115	$157	Standard Motor Products Inc	7,761	$275
Marchex Inc	25,556	109	Strattec Security Corp	2,040	108
MDC Partners Inc	6,193	125	Superior Industries International Inc	46,264	1,208
Sizmek Inc (a)	3,360	9	Supreme Industries Inc	16,313	203
		$400	Titan International Inc	28,641	190
			Tower International Inc	1,725	40
Aerospace & Defense - 1.05%			Visteon Corp	23,001	1,833
AAR Corp	61,077	1,468			$8,181
Aerojet Rocketdyne Holdings Inc (a)	4,156	75
Aerovironment Inc (a)	3,205	93	Banks - 11.94%
Arotech Corp (a)	9,039	33	1st Constitution Bancorp (a)	926	12
Cubic Corp	25,614	1,065	1st Source Corp	29,449	1,014
Curtiss-Wright Corp	44,611	3,416	Access National Corp	1,305	26
Ducommun Inc (a)	17,132	272	Allegiance Bancshares Inc (a)	861	18
Esterline Technologies Corp (a)	37,329	2,563	American National Bankshares Inc	2,115	57
Kaman Corp	12,442	524	American River Bankshares (a)	5,499	56
KLX Inc (a)	6,690	226	Ameris Bancorp	4,042	127
Kratos Defense & Security Solutions Inc (a)	67,673	359	AmeriServ Financial Inc	22,099	68
LMI Aerospace Inc (a)	971	9	Ames National Corp	1,738	45
Moog Inc (a)	16,901	826	Arrow Financial Corp	6,611	186
National Presto Industries Inc	837	73	ASB Bancorp Inc (a)	600	15
SIFCO Industries Inc (a)	610	6	Associated Banc-Corp	119,165	2,174
Teledyne Technologies Inc (a)	14,133	1,314	BancFirst Corp	1,286	80
Triumph Group Inc	25,275	914	Bancorp Inc/The (a)	7,198	41
		$13,236	BancorpSouth Inc	68,038	1,599
			Bank of Commerce Holdings	1,302	8
Agriculture - 0.20%			Bank of Florida Corp (a),(b),(c)	6,269	—
Alico Inc	816	24	Bank of Marin Bancorp	1,107	54
Alliance One International Inc (a)	6,752	172
			Banner Corp	2,633	113
Andersons Inc/The	17,292	579	Bar Harbor Bankshares	1,590	56
Tejon Ranch Co (a)	2,306	52
			BB&T Corp	18,257	646
Universal Corp/VA	28,101	1,533	BBCN Bancorp Inc	28,936	452
Vector Group Ltd	5,311	115	BCB Bancorp Inc	1,563	16
		$2,475	Blue Hills Bancorp Inc	4,940	72
Airlines - 0.23%			BNC Bancorp	7,826	175
Copa Holdings SA	19,005	1,211	Boston Private Financial Holdings Inc	77,916	953
SkyWest Inc	69,742	1,639	Bridge Bancorp Inc	2,579	79
Virgin America Inc (a)	227	13	Bryn Mawr Bank Corp	7,972	227
			C1 Financial Inc (a)	1,100	27
		$2,863
			Camden National Corp	1,372	60
Apparel - 0.20%			Capital Bank Financial Corp	138,351	4,182
Cherokee Inc (a)	433	7	Capital City Bank Group Inc	13,981	207
Columbia Sportswear Co	1,078	63	Cardinal Financial Corp	14,350	317
Crocs Inc (a)	2,363	20	Carolina Bank Holdings Inc (a)	378	6
Deckers Outdoor Corp (a)	2,649	153	Cascade Bancorp (a)	14,452	87
Delta Apparel Inc (a)	6,921	140	Cass Information Systems Inc	595	29
Iconix Brand Group Inc (a)	55,632	472	Cathay General Bancorp	35,925	1,097
Lakeland Industries Inc (a)	6,346	55	CenterState Banks Inc	17,401	284
Perry Ellis International Inc (a)	22,184	423	Central Pacific Financial Corp	20,143	470
Rocky Brands Inc	8,535	103	Century Bancorp Inc/MA	800	34
Superior Uniform Group Inc	8,321	158	Chemical Financial Corp	21,138	813
Unifi Inc (a)	26,399	680	Citizens & Northern Corp	7,932	160
Weyco Group Inc	1,559	43	Citizens First Corp	300	4
Wolverine World Wide Inc	7,762	147	City Holding Co	3,563	175
		$2,464	CNB Financial Corp/PA	4,616	82
			Codorus Valley Bancorp Inc	588	12
Automobile Manufacturers - 0.01%			Colony Bankcorp Inc (a)	706	7
Navistar International Corp (a)	6,013	91
Wabash National Corp (a)	1,785	25	Columbia Banking System Inc	11,344	335
			Community Bank System Inc	39,218	1,552
		$116	Community Trust Bancorp Inc	2,715	97
Automobile Parts & Equipment - 0.65%			Community West Bancshares	1,308	9
Accuride Corp (a)	3,345	5	CommunityOne Bancorp (a)	2,299	30
Cooper Tire & Rubber Co	34,894	1,205	ConnectOne Bancorp Inc	14,485	249
Cooper-Standard Holding Inc (a)	4,760	367	CU Bancorp (a)	4,901	113
Dana Holding Corp	29,133	377	Customers Bancorp Inc (a)	5,081	132
Douglas Dynamics Inc	12,523	287	CVB Financial Corp	13,465	231
Federal-Mogul Holdings Corp (a)	72,316	668	Eagle Bancorp Inc (a)	1,739	88
Horizon Global Corp (a)	2,926	36	Eastern Virginia Bankshares Inc	851	6
Meritor Inc (a)	10,995	93	Enterprise Bancorp Inc/MA	1,428	34
Metaldyne Performance Group Inc	1,274	20	Enterprise Bancorp Inc/MA - Rights (a),(b),(c)	1,428	—
Miller Industries Inc/TN	18,989	404	Enterprise Financial Services Corp	6,848	188
Modine Manufacturing Co (a)	53,498	578	Equity Bancshares Inc (a)	624	13
Motorcar Parts of America Inc (a)	178	6	Evans Bancorp Inc	387	9
Spartan Motors Inc	57,096	278	Farmers Capital Bank Corp	5,944	167
See accompanying notes			219

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Banks (continued)
FCB Financial Holdings Inc (a)	7,206	$252	Park National Corp	1,636	$150
Fidelity Southern Corp	10,424	169	Park Sterling Corp	45,848	335
Financial Institutions Inc	16,068	449	Patriot National Bancorp Inc (a)	212	3
First Bancorp Inc/ME	2,013	40	Peapack Gladstone Financial Corp	2,893	55
First BanCorp/Puerto Rico (a)	70,912	277	Penns Woods Bancorp Inc	911	38
First Bancorp/Southern Pines NC	17,213	352	Peoples Bancorp Inc/OH	15,091	324
First Bancshares Inc/The	1,620	27	Peoples Bancorp of North Carolina Inc	1,797	35
First Busey Corp	19,647	402	Peoples Financial Services Corp	1,311	52
First Business Financial Services Inc	6,494	164	People's Utah Bancorp	1,111	18
First Citizens BancShares Inc/NC	1,319	337	Pinnacle Financial Partners Inc	25,358	1,246
First Commonwealth Financial Corp	140,804	1,293	Popular Inc	18,499	550
First Community Bancshares Inc/VA	21,476	447	Preferred Bank/Los Angeles CA	4,754	150
First Connecticut Bancorp Inc/Farmington CT	8,920	153	Premier Financial Bancorp Inc	8,519	136
First Financial Bancorp	411,973	8,034	PrivateBancorp Inc	29,272	1,218
First Financial Bankshares Inc	3,348	108	Prosperity Bancshares Inc	262,360	13,844
First Financial Corp/IN	6,696	237	QCR Holdings Inc	3,077	79
First Interstate BancSystem Inc	8,707	236	Renasant Corp	26,769	920
First Merchants Corp	381,034	9,773	Republic Bancorp Inc/KY	10,095	276
First Midwest Bancorp Inc/IL	150,021	2,772	Republic First Bancorp Inc (a)	2,088	10
First NBC Bank Holding Co (a)	2,729	59	S&T Bancorp Inc	31,464	807
First of Long Island Corp/The	2,190	67	Sandy Spring Bancorp Inc	33,596	961
First United Corp (a)	1,489	17	SB Financial Group Inc	2,685	29
FirstMerit Corp	396,946	8,796	Seacoast Banking Corp of Florida (a)	4,200	68
FNB Corp/PA	144,173	1,906	Select Bancorp Inc (a)	2,142	18
Franklin Financial Network Inc (a)	914	28	ServisFirst Bancshares Inc	2,790	137
Fulton Financial Corp	216,594	3,030	Sierra Bancorp	22,784	401
German American Bancorp Inc	5,485	176	Simmons First National Corp	3,758	176
Glacier Bancorp Inc	21,014	544	South State Corp	4,536	317
Great Southern Bancorp Inc	2,097	80	Southcoast Financial Corp (a)	598	8
Great Western Bancorp Inc	8,568	270	Southern First Bancshares Inc (a)	357	9
Green Bancorp Inc (a)	2,370	19	Southern National Bancorp of Virginia Inc	1,953	24
Guaranty Bancorp	5,869	96	Southside Bancshares Inc	3,202	94
Guaranty Federal Bancshares Inc	541	9	Southwest Bancorp Inc	22,088	355
Hancock Holding Co	59,671	1,550	State Bank Financial Corp	4,464	93
Hanmi Financial Corp	4,606	106	Stock Yards Bancorp Inc	2,542	103
Hawthorn Bancshares Inc	1,683	25	Stonegate Bank	7,312	230
Heartland Financial USA Inc	4,359	146	Suffolk Bancorp	2,075	50
Heritage Commerce Corp	12,389	129	Summit State Bank	804	11
Heritage Financial Corp/WA	10,317	191	Sun Bancorp Inc/NJ (a)	3,823	82
Hilltop Holdings Inc (a)	36,508	725	Sussex Bancorp	1,215	16
Home BancShares Inc/AR	10,468	450	Synovus Financial Corp	7,577	236
Horizon Bancorp/IN	2,696	66	Talmer Bancorp Inc	6,399	124
IBERIABANK Corp	39,871	2,352	TCF Financial Corp	54,594	745
Independent Bank Corp/MI	21,073	319	Texas Capital Bancshares Inc (a)	13,950	639
Independent Bank Corp/Rockland MA	3,299	155	TierOne Corp (a),(b),(c)	2,447	—
Independent Bank Group Inc	1,752	64	Tompkins Financial Corp	2,935	192
International Bancshares Corp	76,652	2,007	Towne Bank/Portsmouth VA	32,015	673
Kearny Financial Corp/MD	27,113	342	TriCo Bancshares	4,756	128
Lakeland Bancorp Inc	20,861	231	TriState Capital Holdings Inc (a)	12,410	166
Lakeland Financial Corp	99,703	4,715	Triumph Bancorp Inc (a)	2,680	43
LegacyTexas Financial Group Inc	8,394	207	TrustCo Bank Corp NY	16,641	107
Macatawa Bank Corp	7,247	49	Trustmark Corp	72,987	1,789
MainSource Financial Group Inc	39,805	870	UMB Financial Corp	4,983	278
MB Financial Inc	65,743	2,285	Umpqua Holdings Corp	126,202	1,998
MBT Financial Corp	15,903	140	Union Bankshares Corp	423,826	11,193
Mercantile Bank Corp	11,736	283	United Bancshares Inc/OH	900	16
Merchants Bancshares Inc/VT	931	28	United Bankshares Inc/WV	8,782	340
Mid Penn Bancorp Inc	119	2	United Community Banks Inc/GA	19,682	396
MidSouth Bancorp Inc	743	7	United Security Bancshares/Fresno CA (a)	1,790	10
MidWestOne Financial Group Inc	2,415	68	Unity Bancorp Inc	165	2
National Bank Holdings Corp	16,568	331	Univest Corp of Pennsylvania	20,683	408
National Bankshares Inc	1,223	44	Valley National Bancorp	35,571	336
National Commerce Corp (a)	1,194	29	Walker & Dunlop Inc (a)	2,568	57
NBT Bancorp Inc	20,779	590	Washington Trust Bancorp Inc	11,596	425
Northeast Bancorp	1,364	15	Webster Financial Corp	472,250	17,303
Northrim BanCorp Inc	2,252	58	WesBanco Inc	34,479	1,108
OFG Bancorp	64,914	573	West Bancorporation Inc	2,823	53
Old Line Bancshares Inc	1,383	26	Westamerica Bancorporation	3,225	157
Old National Bancorp/IN	98,341	1,317	Western Alliance Bancorp (a)	40,802	1,492
Old Second Bancorp Inc	16,453	118	Wilshire Bancorp Inc	67,267	725
Opus Bank	1,851	67	Wintrust Financial Corp	81,023	4,215
Pacific Continental Corp	6,205	103	Yadkin Financial Corp	9,522	238
PacWest Bancorp	8,299	332			$150,429

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages - 0.03%			Chemicals (continued)
Coca-Cola Bottling Co Consolidated	1,380	$220	OMNOVA Solutions Inc (a)	3,682	$26
Craft Brew Alliance Inc (a)	7,888	67	Quaker Chemical Corp	479	43
MGP Ingredients Inc	5,023	133	Rayonier Advanced Materials Inc	6,918	71
National Beverage Corp (a)	159	7	Sensient Technologies Corp	12,369	832
		$427	Stepan Co	8,456	518
			Tronox Ltd	60,128	437
Biotechnology - 0.11%			Univar Inc (a)	2,600	45
Acorda Therapeutics Inc (a)	6,429	166
Agenus Inc (a)	2,596	9	Valhi Inc	4,141	8
Arrowhead Pharmaceuticals Inc (a)	3,770	22			$11,742
BioCryst Pharmaceuticals Inc (a)	2,440	8	Coal - 0.07%
Celldex Therapeutics Inc (a)	1,563	6	Cloud Peak Energy Inc (a)	67,681	150
Cytokinetics Inc (a)	2,262	18	CONSOL Energy Inc	4,746	71
CytomX Therapeutics Inc (a)	141	2	Hallador Energy Co	3,907	18
Emergent BioSolutions Inc (a)	2,992	115	SunCoke Energy Inc	78,346	582
Endocyte Inc (a)	6,009	24	Westmoreland Coal Co (a)	3,311	24
Enzo Biochem Inc (a)	11,470	57			$845
Geron Corp (a)	1,499	4
Harvard Bioscience Inc (a)	14,081	42	Commercial Services - 6.79%
Idera Pharmaceuticals Inc (a)	1,268	2	Aaron's Inc	74,698	1,958
Immunomedics Inc (a)	1,313	5	ABM Industries Inc	16,002	515
			Alarm.com Holdings Inc (a)	498	11
Innoviva Inc	1,521	19	Albany Molecular Research Inc (a)	265,600	3,997
Inovio Pharmaceuticals Inc (a)	1,325	14
			American Public Education Inc (a)	19,609	454
Lexicon Pharmaceuticals Inc (a)	4,002	55
			Apollo Education Group Inc (a)	11,866	93
Loxo Oncology Inc (a)	1,420	33
			ARC Document Solutions Inc (a)	24,226	100
Medicines Co/The (a)	7,778	277
			Ascent Capital Group Inc (a)	8,064	121
Merrimack Pharmaceuticals Inc (a)	1,062	8
			Avalon Holdings Corp (a)	3,917	7
PDL BioPharma Inc	26,244	99
Peregrine Pharmaceuticals Inc (a)	2,415	1	Booz Allen Hamilton Holding Corp	593,225	16,355
			Bridgepoint Education Inc (a)	6,792	65
REGENXBIO Inc (a)	134	1
			Cambium Learning Group Inc (a)	16,138	74
Rigel Pharmaceuticals Inc (a)	3,392	10
			Cardtronics Inc (a)	4,150	164
RTI Surgical Inc (a)	33,716	134
			Care.com Inc (a)	3,284	24
Spectrum Pharmaceuticals Inc (a)	7,874	56
			(a)
Stemline Therapeutics Inc (a)	2,248	12	Career Education Corp	11,565	62
Theravance Biopharma Inc (a)	4,639	96	Carriage Services Inc	27,239	665
			Cartesian Inc (a)	650	1
Tokai Pharmaceuticals Inc (a)	972	7
			CBIZ Inc (a)	61,387	626
Verastem Inc (a)	4,812	8
Versartis Inc (a)	3,036	28	CDI Corp	19,073	136
			Civeo Corp (a)	21,403	33
XOMA Corp (a)	2,672	2
			CPI Card Group Inc	1,308	10
		$1,340	CRA International Inc (a)	11,929	259
Building Materials - 1.22%			Cross Country Healthcare Inc (a)	23,379	291
Boise Cascade Co (a)	18,516	387	Deluxe Corp	21,758	1,366
Continental Building Products Inc (a)	113,825	2,232	DeVry Education Group Inc	45,681	793
Continental Materials Corp (a)	657	9	Edgewater Technology Inc (a)	10,657	91
Gibraltar Industries Inc (a)	42,448	1,123	Electro Rent Corp	23,641	237
Griffon Corp	107,688	1,703	Ennis Inc	58,792	1,148
Lennox International Inc	40,625	5,482	Everi Holdings Inc (a)	34,992	58
Louisiana-Pacific Corp (a)	9,213	156	Franklin Covey Co (a)	5,885	97
LSI Industries Inc	25,663	324	FRP Holdings Inc (a)	1,864	68
Quanex Building Products Corp	24,305	458	FTI Consulting Inc (a)	52,306	2,108
Simpson Manufacturing Co Inc	41,390	1,557	Great Lakes Dredge & Dock Corp (a)	69,014	316
Universal Forest Products Inc	25,557	1,959	Green Dot Corp (a)	9,940	221
		$15,390	Hackett Group Inc/The	8,830	131
			HealthEquity Inc (a)	8,470	213
Chemicals - 0.93%			Heidrick & Struggles International Inc	9,432	186
A Schulman Inc	25,387	708	Hudson Global Inc	611	2
Aceto Corp	6,913	156	Huron Consulting Group Inc (a)	3,186	178
American Vanguard Corp (a)	36,978	612
			ICF International Inc (a)	227,582	8,960
Axiall Corp	42,121	992	Intersections Inc (a)	1,760	4
Cabot Corp	9,740	475	James River Group Holdings Ltd	1,979	61
Calgon Carbon Corp	6,348	104	K12 Inc (a)	25,870	318
Chemtura Corp (a)	11,467	319
Ferro Corp (a)	10,005	128	KAR Auction Services Inc	380,275	14,298
			Kelly Services Inc	40,362	758
Hawkins Inc	1,479	58	Korn/Ferry International	69,808	1,895
Innophos Holdings Inc	11,969	443	Landauer Inc	3,690	128
Innospec Inc	17,125	828	Matthews International Corp	12,606	664
Intrepid Potash Inc (a)	13,360	17
Kraton Performance Polymers Inc (a)	33,417	759	McGrath RentCorp	20,645	503
			MoneyGram International Inc (a)	4,916	30
Kronos Worldwide Inc	25,715	172	Monster Worldwide Inc (a)	76,928	246
Landec Corp (a)	38,135	429
			National Research Corp	379	5
Minerals Technologies Inc	15,536	930	Navigant Consulting Inc (a)	79,920	1,275
Oil-Dri Corp of America	913	30	Neff Corp (a)	1,894	16
Olin Corp	119,431	2,602	Pendrell Corp (a)	32,220	17

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Distribution & Wholesale (continued)
Perceptron Inc (a)	7,593	$35	Core-Mark Holding Co Inc	11,509	$940
PFSweb Inc (a)	442	6	Essendant Inc	46,250	1,424
Quad/Graphics Inc	18,465	232	H&E Equipment Services Inc	3,400	69
Quanta Services Inc (a)	31,687	752	ScanSource Inc (a)	36,760	1,495
RCM Technologies Inc	13,071	69	Systemax Inc (a)	2,155	20
Rent-A-Center Inc/TX	78,512	1,154	Titan Machinery Inc (a)	3,040	40
Resources Connection Inc	22,452	331	Veritiv Corp (a)	2,967	121
RPX Corp (a)	36,910	409	WESCO International Inc (a)	137,860	8,105
ServiceMaster Global Holdings Inc (a)	122,025	4,676			$12,922
ServiceSource International Inc (a)	4,738	19
SP Plus Corp (a)	475	11	Diversified Financial Services - 1.02%
			AeroCentury Corp (a)	423	4
Strayer Education Inc (a)	2,803	139
Team Inc (a)	165,690	4,760	Air Lease Corp	40,487	1,234
TransUnion (a)	313,125	9,378	Aircastle Ltd	46,572	1,010
			Associated Capital Group Inc (a)	2,760	84
Travelport Worldwide Ltd	3,801	53	Asta Funding Inc (a)	11,856	119
TriNet Group Inc (a)	1,070	18
			Atlanticus Holdings Corp (a)	16,062	48
Universal Security Instruments Inc (a)	1,000	4
Vectrus Inc (a)	3,259	70	Calamos Asset Management Inc	32,314	267
Versar Inc (a)	3,300	8	California First National Bancorp	2,983	44
			Cowen Group Inc (a)	120,477	420
Viad Corp	29,419	875	Credit Acceptance Corp (a)	1,280	251
Volt Information Sciences Inc (a)	16,627	125
			Encore Capital Group Inc (a)	4,429	125
Weight Watchers International Inc (a)	794	10
			Enova International Inc (a)	2,093	19
		$85,546
			Federal Agricultural Mortgage Corp	11,199	455
Computers - 2.74%			FNFV Group (a)	30,074	324
Agilysys Inc (a)	31,481	337	GAIN Capital Holdings Inc	6,037	42
Astro-Med Inc	9,156	131	GAMCO Investors Inc	2,760	109
CACI International Inc (a)	166,227	15,982	Hannon Armstrong Sustainable Infrastructure	4,766	92
Ciber Inc (a)	157,139	365	Capital Inc
Convergys Corp	157,056	4,161	Houlihan Lokey Inc	1,563	39
Datalink Corp (a)	25,705	207	Impac Mortgage Holdings Inc (a)	187	3
Digimarc Corp (a)	163	5	INTL. FCStone Inc (a)	4,392	119
Engility Holdings Inc (a)	297,237	5,847	Investment Technology Group Inc	5,328	104
ExlService Holdings Inc (a)	1,115	54	Janus Capital Group Inc	207,074	3,024
Hutchinson Technology Inc (a)	8,712	32	KCG Holdings Inc (a)	39,177	537
Imation Corp (a)	49,178	77	Ladder Capital Corp	7,188	86
Insight Enterprises Inc (a)	65,334	1,614	Marlin Business Services Corp	11,901	176
Key Tronic Corp (a)	16,991	121	Moelis & Co	4,370	123
KEYW Holding Corp/The (a)	5,365	37	Nationstar Mortgage Holdings Inc (a)	6,222	72
Lexmark International Inc	35,994	1,389	Nelnet Inc	25,488	1,068
Mentor Graphics Corp	21,803	435	NewStar Financial Inc (a)	56,566	544
Mercury Systems Inc (a)	34,223	719	Oppenheimer Holdings Inc	15,061	230
NCI Inc	319	5	PennyMac Financial Services Inc (a)	7,490	96
NetScout Systems Inc (a)	22,656	504	PHH Corp (a)	44,277	568
PAR Technology Corp (a)	9,256	59	Piper Jaffray Cos (a)	17,101	713
Qualstar Corp (a)	4,617	2	Regional Management Corp (a)	8,780	145
Qumu Corp (a)	7,455	37	Stifel Financial Corp (a)	8,561	282
Radisys Corp (a)	5,005	22	Virtus Investment Partners Inc	2,095	164
Silver Spring Networks Inc (a)	2,232	32	Walter Investment Management Corp (a)	6,044	44
StarTek Inc (a)	11,737	48	World Acceptance Corp (a)	605	26
Stratasys Ltd (a)	6,379	156			$12,810
Sykes Enterprises Inc (a)	64,028	1,867
TeleTech Holdings Inc	1,269	35	Electric - 2.65%
Unisys Corp (a)	2,799	22	Abengoa Yield PLC	6,201	112
Vocera Communications Inc (a)	21,309	250	ALLETE Inc	23,014	1,293
			Ameresco Inc (a)	7,631	34
		$34,552
			Atlantic Power Corp	24,862	66
Consumer Products - 0.32%			Avista Corp	24,618	986
ACCO Brands Corp (a)	122,972	1,173	Black Hills Corp	17,889	1,084
Acme United Corp	1,796	30	Dynegy Inc (a)	41,869	738
Central Garden & Pet Co (a)	15,169	247	El Paso Electric Co	177,808	8,019
Central Garden & Pet Co - A Shares (a)	45,860	748	Empire District Electric Co/The	15,271	514
CSS Industries Inc	12,188	341	EnerNOC Inc (a)	4,107	28
Helen of Troy Ltd (a)	15,499	1,542	Genie Energy Ltd	7,569	56
		$4,081	IDACORP Inc	20,380	1,482
			MGE Energy Inc	17,003	848
Cosmetics & Personal Care - 0.02%			NorthWestern Corp	232,303	13,204
CCA Industries Inc (a)	500	2
			NRG Yield Inc - A Shares	5,602	85
Inter Parfums Inc	1,730	53	NRG Yield Inc - C Shares	7,807	126
Revlon Inc (a)	7,039	256
			Ormat Technologies Inc	35,025	1,521
		$311	Otter Tail Corp	9,304	269
Distribution & Wholesale - 1.03%			PNM Resources Inc	34,362	1,088
ADDvantage Technologies Group Inc (a)	3,841	7	Portland General Electric Co	24,031	955
Beacon Roofing Supply Inc (a)	16,400	701	Spark Energy Inc	154	4

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Engineering & Construction - 0.69%
Talen Energy Corp (a)	19,970	$233	Aegion Corp (a)	44,955	$954
Unitil Corp	15,605	617	Argan Inc	5,793	198
		$33,362	Comfort Systems USA Inc	1,736	51
			EMCOR Group Inc	40,816	1,979
Electrical Components & Equipment - 0.45%			ENGlobal Corp (a)	18,947	26
Advanced Energy Industries Inc (a)	9,394	304
			Exponent Inc	174	9
Encore Wire Corp	16,841	644	Granite Construction Inc	26,478	1,180
EnerSys	4,102	239	Hill International Inc (a)	31,149	132
General Cable Corp	26,847	420	Layne Christensen Co (a)	6,939	62
Graham Corp	12,092	224	MasTec Inc (a)	73,470	1,665
Insteel Industries Inc	901	27	Mistras Group Inc (a)	1,377	34
Littelfuse Inc	30,243	3,523	MYR Group Inc (a)	16,653	424
Powell Industries Inc	2,550	79	Orion Marine Group Inc (a)	32,269	188
PowerSecure International Inc (a)	4,155	77
			Primoris Services Corp	1,521	36
SPX Corp	1,695	27	Sterling Construction Co Inc (a)	3,250	17
Ultralife Corp (a)	14,398	68
			TopBuild Corp (a)	15,676	489
		$5,632	Tutor Perini Corp (a)	65,317	1,034
Electronics - 1.99%			VSE Corp	4,210	262
American Science & Engineering Inc	6,458	185			$8,740
Applied Optoelectronics Inc (a)	801	9
			Entertainment - 0.65%
AVX Corp	114,507	1,514	AMC Entertainment Holdings Inc	16,399	462
Ballantyne Strong Inc (a)	8,901	40
			Caesars Acquisition Co (a)	8,035	61
Bel Fuse Inc	11,523	192	Carmike Cinemas Inc (a)	4,334	130
Benchmark Electronics Inc (a)	121,846	2,366
			Dover Motorsports Inc	3,447	8
Brady Corp	15,074	400	DreamWorks Animation SKG Inc (a)	9,616	384
Checkpoint Systems Inc (a)	54,254	549
			Eldorado Resorts Inc (a)	11,711	153
Coherent Inc (a)	7,230	676
			Eros International PLC (a)	4,714	63
Control4 Corp (a)	3,682	27
			International Game Technology PLC	5,173	90
CTS Corp	63,936	1,059	International Speedway Corp	49,993	1,674
CyberOptics Corp (a)	7,092	124
			Isle of Capri Casinos Inc (a)	652	10
Electro Scientific Industries Inc (a)	17,319	122
			Marriott Vacations Worldwide Corp	51,960	3,255
ESCO Technologies Inc	25,281	973	National CineMedia Inc	45,636	648
(a)
FARO Technologies Inc	3,366	98	Penn National Gaming Inc (a)	15,252	247
Frequency Electronics Inc (a)	11,821	120
GSI Group Inc (a)	9,350	136	RCI Hospitality Holdings Inc	10,679	109
			Reading International Inc (a)	2,471	32
II-VI Inc (a)	42,643	890
IntriCon Corp (a)	448	3	Speedway Motorsports Inc	50,307	881
Itron Inc (a)	4,888	201			$8,207
Kemet Corp (a)	28,632	66	Environmental Control - 0.27%
Kimball Electronics Inc (a)	38,893	426	Casella Waste Systems Inc (a)	5,966	43
Knowles Corp (a)	15,108	202	CECO Environmental Corp	13,595	89
LGL Group Inc/The (a)	410	1	Covanta Holding Corp	106,818	1,737
Multi-Fineline Electronix Inc (a)	23,030	529	Fuel Tech Inc (a)	1,539	3
Newport Corp (a)	16,129	371	Heritage-Crystal Clean Inc (a)	1,814	19
NVE Corp	1,650	94	MSA Safety Inc	1,300	62
OSI Systems Inc (a)	1,963	100	Tetra Tech Inc	43,187	1,269
Park Electrochemical Corp	4,153	68	TRC Cos Inc (a)	17,104	147
Plexus Corp (a)	40,794	1,704			$3,369
Rofin-Sinar Technologies Inc (a)	30,487	981
Rogers Corp (a)	14,941	857	Food - 1.52%
Sanmina Corp (a)	125,849	2,977	AMCON Distributing Co	191	17
			Amplify Snack Brands Inc (a)	1,184	18
Sparton Corp (a)	6,186	132
Stoneridge Inc (a)	6,135	88	B&G Foods Inc	423	17
			Darling Ingredients Inc (a)	127,027	1,840
Sypris Solutions Inc (a)	37,183	42
Tech Data Corp (a)	41,150	2,827	Dean Foods Co	32,876	567
TTM Technologies Inc (a)	107,412	700	Fresh Del Monte Produce Inc	96,553	4,177
Vishay Intertechnology Inc	205,578	2,500	Ingles Markets Inc	17,777	641
Vishay Precision Group Inc (a)	18,529	277	John B Sanfilippo & Son Inc	17,020	942
Watts Water Technologies Inc	3,578	200	Lancaster Colony Corp	9,803	1,142
			Post Holdings Inc (a)	30,659	2,203
Woodward Inc	2,404	130
ZAGG Inc (a)	15,863	127	Sanderson Farms Inc	7,205	661
			Seaboard Corp (a)	32	96
		$25,083	Seneca Foods Corp - Class A (a)	19,676	641
Energy - Alternate Sources - 0.13%			Seneca Foods Corp - Class B (a)	39	1
Clean Energy Fuels Corp (a)	12,534	36	Smart & Final Stores Inc (a)	4,792	77
FutureFuel Corp	23,694	267	Snyder's-Lance Inc	47,823	1,529
Green Plains Inc	52,937	959	SpartanNash Co	49,803	1,380
Pacific Ethanol Inc (a)	5,733	27	SUPERVALU Inc (a)	55,650	280
Pattern Energy Group Inc	6,987	147	Tootsie Roll Industries Inc	1,523	54
Renewable Energy Group Inc (a)	10,737	104	TreeHouse Foods Inc (a)	18,126	1,602
REX American Resources Corp (a)	1,398	75	United Natural Foods Inc (a)	23,354	833
Vivint Solar Inc (a)	1,580	5	Village Super Market Inc	1,805	44
		$1,620

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Products (continued)
Weis Markets Inc	9,100	$414	SeaSpine Holdings Corp (a)	1,691	$25
		$19,176	SurModics Inc (a)	1,830	37
			Symmetry Surgical Inc (a)	9,605	100
Forest Products & Paper - 0.51%			VWR Corp (a)	684,275	18,229
Clearwater Paper Corp (a)	6,260	374
			Wright Medical Group NV (a)	18,976	356
Domtar Corp	51,619	1,994			$33,091
Mercer International Inc	51,746	435
Neenah Paper Inc	12,298	800	Healthcare - Services - 3.61%
Orchids Paper Products Co	1,132	35	Addus HomeCare Corp (a)	9,260	171
PH Glatfelter Co	61,358	1,407	Alliance HealthCare Services Inc (a)	1,124	8
Resolute Forest Products Inc (a)	70,441	409	Almost Family Inc (a)	7,200	302
Schweitzer-Mauduit International Inc	29,159	1,003	Amedisys Inc (a)	5,467	282
		$6,457	American Shared Hospital Services (a)	2,738	6
			Amsurg Corp (a)	186,586	15,110
Gas - 2.21%			Centene Corp (a)	3,987	247
Chesapeake Utilities Corp	3,987	237	Civitas Solutions Inc (a)	243,750	4,885
New Jersey Resources Corp	34,232	1,222	Ensign Group Inc/The	3,206	72
Northwest Natural Gas Co	13,625	702	Five Star Quality Care Inc (a)	60,427	147
ONE Gas Inc	20,647	1,208	HealthSouth Corp	16,500	684
Piedmont Natural Gas Co Inc	14,218	850	Healthways Inc (a)	59,322	691
South Jersey Industries Inc	13,120	366	Interpace Diagnostics Group Inc (a)	13,313	7
Southwest Gas Corp	16,580	1,076	Kindred Healthcare Inc	76,292	1,126
Spire Inc	114,936	7,351	LHC Group Inc (a)	21,963	886
Vectren Corp	270,100	13,195	LifePoint Health Inc (a)	37,245	2,516
WGL Holdings Inc	24,813	1,684	Magellan Health Inc (a)	48,512	3,418
		$27,891	Medcath Corp (a),(b),(c)	31,637	—
			Natera Inc (a)	178	2
Hand & Machine Tools - 1.15%
Franklin Electric Co Inc	253,559	8,010	National HealthCare Corp	2,287	148
			Select Medical Holdings Corp (a)	34,935	467
Hardinge Inc	13,003	169
			SunLink Health Systems Inc (a)	4,000	3
Lincoln Electric Holdings Inc	68,700	4,305
LS Starrett Co/The	5,475	59	Surgery Partners Inc (a)	381,410	6,213
Milacron Holdings Corp (a)	1,252	21	Surgical Care Affiliates Inc (a)	131,118	6,340
			Triple-S Management Corp (a)	42,520	1,107
P&F Industries Inc	1,773	17
Regal Beloit Corp	30,140	1,942	Universal American Corp	87,238	649
		$14,523			$45,487

Healthcare - Products - 2.63%			Holding Companies - Diversified - 0.02%
Alere Inc (a)	32,133	1,253	HRG Group Inc (a)	5,457	79
Allied Healthcare Products Inc (a)	1,532	1	Resource America Inc	21,681	137
Analogic Corp	2,212	175			$216
AngioDynamics Inc (a)	48,297	591
AtriCure Inc (a)	1,139	18	Home Builders - 1.38%
			AMREP Corp (a)	1,173	5
BioTelemetry Inc (a)	2,988	47
			AV Homes Inc (a)	5,102	58
Cardiovascular Systems Inc (a)	5,910	83
			Beazer Homes USA Inc (a)	5,261	43
Cerus Corp (a)	3,077	19
			CalAtlantic Group Inc	291,932	9,449
CONMED Corp	30,811	1,276	Cavco Industries Inc (a)	647	57
CryoLife Inc	4,618	57	Century Communities Inc (a)	6,782	117
Cutera Inc (a)	13,363	156
			Green Brick Partners Inc (a)	13,914	103
Cynosure Inc (a)	974	48
			Hovnanian Enterprises Inc (a)	19,481	33
Digirad Corp	15,358	90	KB Home	14,828	201
Entellus Medical Inc (a)	331	5
			LGI Homes Inc (a)	1,884	53
Exactech Inc (a)	4,308	98
			M/I Homes Inc (a)	50,351	1,012
Glaukos Corp (a)	1,193	23
Greatbatch Inc (a)	20,547	715	MDC Holdings Inc	69,752	1,716
			Meritage Homes Corp (a)	47,659	1,622
Haemonetics Corp (a)	7,811	253
			Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Halyard Health Inc (a)	5,868	165
			Taylor Morrison Home Corp (a)	5,393	78
Hanger Inc (a)	13,495	93
			TRI Pointe Group Inc (a)	182,857	2,121
ICU Medical Inc (a)	1,669	166
			WCI Communities Inc (a)	17,740	284
Integra LifeSciences Holdings Corp (a)	93,561	6,626
			William Lyon Homes (a)	17,234	243
Invacare Corp	42,345	477	Winnebago Industries Inc	8,525	185
Lantheus Holdings Inc (a)	2,134	4
					$17,380
LeMaitre Vascular Inc	2,751	46
LivaNova PLC (a)	1,673	88	Home Furnishings - 0.72%
Luminex Corp (a)	7,971	160	Bassett Furniture Industries Inc	12,499	368
Meridian Bioscience Inc	2,833	54	Daktronics Inc	8,358	73
Merit Medical Systems Inc (a)	24,353	493	DTS Inc/CA (a)	584	13
Misonix Inc (a)	10,945	65	Emerson Radio Corp (a)	4,358	3
Navidea Biopharmaceuticals Inc (a)	5,385	7	Ethan Allen Interiors Inc	16,070	547
NuVasive Inc (a)	2,750	146	Flexsteel Industries Inc	8,700	356
Nuvectra Corp (a)	5,783	49	Hooker Furniture Corp	14,650	363
OraSure Technologies Inc (a)	25,874	186	iRobot Corp (a)	3,049	114
Orthofix International NV (a)	11,427	500	La-Z-Boy Inc	277,437	7,177
Penumbra Inc (a)	179	10	Skullcandy Inc (a)	8,108	28
Quidel Corp (a)	5,840	101	Stanley Furniture Co Inc (a)	8,033	21

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Internet - 0.38%
Universal Electronics Inc (a)	276	$18	1-800-Flowers.com Inc (a)	438	$3
VOXX International Corp (a)	8,359	38	8x8 Inc (a)	8,703	99
		$9,119	Bankrate Inc (a)	89,026	814
			Bazaarvoice Inc (a)	6,471	22
Housewares - 0.05%			Blucora Inc (a)	52,663	422
Libbey Inc	6,155	115	Boingo Wireless Inc (a)	2,478	19
Lifetime Brands Inc	15,145	261	DHI Group Inc (a)	4,877	35
NACCO Industries Inc	5,038	300	ePlus Inc (a)	6,080	488
		$676	FTD Cos Inc (a)	25,179	700
			Intralinks Holdings Inc (a)	2,968	26
Insurance - 8.16%
			Lands' End Inc (a)	2,330	57
Allied World Assurance Co Holdings AG	300	11
Ambac Financial Group Inc (a)	52,315	849	Limelight Networks Inc (a)	11,742	21
American Equity Investment Life Holding Co	127,276	1,782	Liquidity Services Inc (a)	23,452	130
American Independence Corp (a)	1,020	22	Marin Software Inc (a)	4,823	12
			MeetMe Inc (a)	23,457	80
American National Insurance Co	1,810	210
AMERISAFE Inc	4,226	228	ModusLink Global Solutions Inc (a)	18,859	28
Argo Group International Holdings Ltd	41,812	2,298	New Media Investment Group Inc	30,117	483
Aspen Insurance Holdings Ltd	295,339	13,689	PC-Tel Inc	47	—
Atlantic American Corp	7,236	29	Perficient Inc (a)	13,203	277
Atlas Financial Holdings Inc (a)	1,181	21	Rapid7 Inc (a)	381	5
			RealNetworks Inc (a)	19,137	87
Baldwin & Lyons Inc	13,872	339
Brown & Brown Inc	355,900	12,496	Reis Inc	12,417	313
Citizens Inc/TX (a)	8,338	68	RetailMeNot Inc (a)	26,470	223
			Shutterfly Inc (a)	2,603	120
CNO Financial Group Inc	404,497	7,430
Donegal Group Inc	18,469	282	TechTarget Inc (a)	2,956	23
EMC Insurance Group Inc	21,055	557	TheStreet Inc	28,307	31
			United Online Inc (a)	24,777	268
Employers Holdings Inc	26,725	794
Endurance Specialty Holdings Ltd	36,951	2,364			$4,786
Enstar Group Ltd (a)	1,157	183
			Investment Companies - 0.86%
FBL Financial Group Inc	52,693	3,187	Acacia Research Corp	8,497	41
Federated National Holding Co	13,018	248	FS Investment Corp	472,075	4,395
Fidelity & Guaranty Life	2,076	55	TCP Capital Corp	429,100	6,342
First Acceptance Corp (a)	19,254	33
			Tiptree Financial Inc	4,865	27
First American Financial Corp	390,345	14,061
Global Indemnity PLC (a)	18,181	572			$10,805
Greenlight Capital Re Ltd (a)	3,658	79	Iron & Steel - 1.35%
Hallmark Financial Services Inc (a)	33,811	381	AK Steel Holding Corp (a)	35,301	165
Hanover Insurance Group Inc/The	42,480	3,643	Carpenter Technology Corp	44,821	1,587
HCI Group Inc	6,368	191	Cliffs Natural Resources Inc (a)	24,881	131
Heritage Insurance Holdings Inc	8,778	117	Commercial Metals Co	154,039	2,761
Horace Mann Educators Corp	69,387	2,158	Friedman Industries Inc	7,610	47
Independence Holding Co	15,806	243	Reliance Steel & Aluminum Co	159,125	11,771
Infinity Property & Casualty Corp	11,391	913	Ryerson Holding Corp (a)	2,465	22
Investors Title Co	1,402	133	Schnitzer Steel Industries Inc	4,495	93
Kemper Corp	72,752	2,253	Shiloh Industries Inc (a)	13,842	89
Maiden Holdings Ltd	84,253	1,031	Universal Stainless & Alloy Products Inc (a)	5,528	72
MBIA Inc (a)	150,280	1,172	Worthington Industries Inc	6,974	263
MGIC Investment Corp (a)	117,743	851			$17,001
National General Holdings Corp	8,509	172
National Interstate Corp	1,043	32	Leisure Products & Services - 0.18%
National Security Group Inc/The	369	6	Arctic Cat Inc	4,758	79
National Western Life Group Inc	5,611	1,216	Callaway Golf Co	15,618	146
Navigators Group Inc/The (a)	23,363	1,930	Escalade Inc	3,428	41
			Intrawest Resorts Holdings Inc (a)	4,939	43
OneBeacon Insurance Group Ltd	5,070	62
Phoenix Cos Inc/The (a)	4,109	152	Johnson Outdoors Inc	9,322	225
			Liberty TripAdvisor Holdings Inc (a)	75,621	1,667
Primerica Inc	8,981	445	MCBC Holdings Inc (a)	863	12
ProAssurance Corp	5,548	265	Planet Fitness Inc (a)	1,442	22
Radian Group Inc	76,014	972
RenaissanceRe Holdings Ltd	133,826	14,843			$2,235
RLI Corp	11,172	695	Lodging - 0.18%
Safety Insurance Group Inc	5,511	312	Belmond Ltd (a)	124,955	1,144
Security National Financial Corp (a)	939	5	Caesars Entertainment Corp (a)	9,374	64
Selective Insurance Group Inc	89,717	3,114	Century Casinos Inc (a)	2,883	17
State Auto Financial Corp	42,066	863	Full House Resorts Inc (a)	458	1
State National Cos Inc	5,207	59	Interval Leisure Group Inc	6,010	85
Stewart Information Services Corp	15,424	537	Marcus Corp/The	33,563	650
Third Point Reinsurance Ltd (a)	9,843	112	MonarchCasino&Resort Inc (a)	2,848	54
Trupanion Inc (a)	698	9	Red Lion Hotels Corp (a)	31,701	250
Unico American Corp (a)	5,796	65
					$2,265
United Fire Group Inc	42,165	1,889
United Insurance Holdings Corp	3,062	50	Machinery - Construction & Mining - 0.40%
		$102,778	Astec Industries Inc	21,586	1,045
			Babcock & Wilcox Enterprises Inc (a)	9,757	223

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Construction & Mining (continued)			Mining - 0.33%
Hyster-Yale Materials Handling Inc	4,642	$285	A-Mark Precious Metals Inc	2,012	$41
Oshkosh Corp	50,105	2,447	Century Aluminum Co (a)	124,895	1,102
Terex Corp	42,081	1,005	Coeur Mining Inc (a)	17,029	138
		$5,005	Energy Fuels Inc/Canada (a)	5,901	14
			Ferroglobe PLC	24,220	247
Machinery - Diversified - 0.40%			Hecla Mining Co	254,682	1,097
Alamo Group Inc	13,162	743	Kaiser Aluminum Corp	2,266	215
Albany International Corp	4,875	196	Materion Corp	20,908	606
Altra Industrial Motion Corp	739	21	Stillwater Mining Co (a)	60,141	734
Applied Industrial Technologies Inc	8,663	397	United States Lime & Minerals Inc	314	17
Briggs & Stratton Corp	53,867	1,141
Chart Industries Inc (a)	25,115	646			$4,211
Columbus McKinnon Corp/NY	5,301	87	Miscellaneous Manufacturers - 1.45%
DXP Enterprises Inc (a)	13,677	299	Actuant Corp	40,791	1,089
Gencor Industries Inc (a)	2,579	37	American Railcar Industries Inc	8,145	334
Gerber Scientific Inc (a),(b),(c)	56,637	—	Barnes Group Inc	53,882	1,750
Global Power Equipment Group Inc (a)	4,572	11	Chase Corp	216	12
Gorman-Rupp Co/The	2,585	73	CLARCOR Inc	385	23
Hurco Cos Inc	11,624	377	Core Molding Technologies Inc (a)	9,787	115
Kadant Inc	12,110	573	EnPro Industries Inc	1,137	67
Key Technology Inc (a)	1,200	11	Fabrinet (a)	35,827	1,145
Lindsay Corp	237	18	Federal Signal Corp	45,813	628
NN Inc	11,505	173	FreightCar America Inc	9,255	159
SPX FLOW Inc (a)	1,454	44	Handy & Harman Ltd (a)	551	15
Tennant Co	2,758	147	Hillenbrand Inc	362,500	10,987
Twin Disc Inc	2,399	32	LSB Industries Inc (a)	25,253	333
		$5,026	Lydall Inc (a)	12,086	445
			MFRI Inc (a)	7,216	50
Media - 0.70%			Myers Industries Inc	6,430	87
A H Belo Corp	19,330	95	NL Industries Inc (a)	9,505	29
Beasley Broadcast Group Inc	5,597	21	Park-Ohio Holdings Corp	713	18
Central European Media Enterprises Ltd (a)	4,572	12
Crown Media Holdings Inc (a)	2,350	12	Raven Industries Inc	5,533	89
Cumulus Media Inc (a)	80,161	30	Servotronics Inc	788	7
			Standex International Corp	1,101	84
Entercom Communications Corp	28,146	319	Synalloy Corp	3,022	26
Entravision Communications Corp	1,375	11	Tredegar Corp	19,119	305
EW Scripps Co/The (a)	47,143	716
			TriMas Corp (a)	29,539	534
Gannett Co Inc	21,348	360
Gray Television Inc (a)	74,608	959			$18,331
Hemisphere Media Group Inc (a)	1,737	21	Office Furnishings - 0.08%
Here Media Inc (a),(c)	3,700	—	HNI Corp	2,980	130
Here Media Inc - Special Shares (a),(c)	3,700	—	Kewaunee Scientific Corp	3,601	61
Houghton Mifflin Harcourt Co (a)	54,154	1,111	Kimball International Inc	26,749	311
McClatchy Co/The (a)	62,201	69	Knoll Inc	18,260	426
Media General Inc (a)	45,645	791	Steelcase Inc	750	12
Meredith Corp	26,579	1,363	Virco Manufacturing Corp (a)	4,847	16
New York Times Co/The	83,384	1,069			$956
Radio One Inc (a)	27,800	61
Saga Communications Inc	5,162	217	Oil & Gas - 2.46%
Salem Media Group Inc	14,406	112	Adams Resources & Energy Inc	1,554	63
Scholastic Corp	34,035	1,239	Alon USA Energy Inc	103,248	1,085
			Approach Resources Inc (a)	8,129	24
Spanish Broadcasting System Inc (a)	1,921	7
Time Inc	13,887	204	Atwood Oceanics Inc	38,860	375
			Barnwell Industries Inc (a)	2,755	5
Townsquare Media Inc (a)	1,595	17
			Callon Petroleum Co (a)	10,035	106
Tribune Publishing Co	2,592	29	Carrizo Oil & Gas Inc (a)	6,961	246
		$8,845	Clayton Williams Energy Inc (a)	4,423	81
Metal Fabrication & Hardware - 0.11%			Contango Oil & Gas Co (a)	19,874	250
A. M. Castle & Co (a)	14,524	46	CVR Energy Inc	2,259	55
Ampco-Pittsburgh Corp	8,217	157	Delek US Holdings Inc	120,265	1,911
Chicago Rivet & Machine Co	1,070	26	Diamond Offshore Drilling Inc	74,859	1,816
CIRCOR International Inc	4,775	269	Earthstone Energy Inc (a)	629	9
Dynamic Materials Corp	25	—	EXCO Resources Inc (a)	26,351	40
Eastern Co/The	2,538	42	Fairmount Santrol Holdings Inc (a)	2,569	10
Global Brass & Copper Holdings Inc	652	18	Jones Energy Inc (a)	15,133	72
Haynes International Inc	2,542	96	Kosmos Energy Ltd (a)	3,724	24
Lawson Products Inc/DE (a)	7,184	141	Laredo Petroleum Inc (a)	455,025	5,542
LB Foster Co	4,839	96	Matador Resources Co (a)	3,639	78
Mueller Industries Inc	2,296	72	Nabors Industries Ltd	8,016	79
Northwest Pipe Co (a)	6,346	69	Noble Corp plc	121,907	1,369
Olympic Steel Inc	9,615	217	North Atlantic Drilling Ltd (a)	2,965	11
TimkenSteel Corp	12,124	155	Oasis Petroleum Inc (a)	31,172	302
		$1,404	Pacific Drilling SA (a)	49,242	33
			Panhandle Oil and Gas Inc	3,665	70

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Par Pacific Holdings Inc (a)	547	$10	Akebia Therapeutics Inc (a)	5,095	$48
Parker Drilling Co (a)	143,358	438	Amphastar Pharmaceuticals Inc (a)	9,509	117
Parsley Energy Inc (a)	27,027	633	Anika Therapeutics Inc (a)	3,049	140
Patterson-UTI Energy Inc	121,668	2,403	Array BioPharma Inc (a)	80,138	255
PBF Energy Inc	50,308	1,619	Axovant Sciences Ltd (a)	252	3
PDC Energy Inc (a)	55,414	3,479	BioScrip Inc (a)	22,797	60
QEP Resources Inc	70,407	1,262	Calithera Biosciences Inc (a)	1,911	10
Rex Energy Corp (a)	11,138	11	Chiasma Inc (a)	131	—
Rice Energy Inc (a)	63,172	1,094	Global Blood Therapeutics Inc (a)	124	3
Ring Energy Inc (a)	4,286	31	Ignyta Inc (a)	1,507	10
Rowan Cos Plc	101,067	1,901	NantKwest Inc (a)	119	1
RSP Permian Inc (a)	92,021	2,817	Natural Alternatives International Inc (a)	3,359	35
Seventy Seven Energy Inc (a)	16,216	3	Nature's Sunshine Products Inc	2,390	23
SM Energy Co	13,211	412	Nutraceutical International Corp (a)	13,882	327
Synergy Resources Corp (a)	23,357	168	Omega Protein Corp (a)	39,488	735
TransAtlantic Petroleum Ltd (a)	7,530	8	Osiris Therapeutics Inc	286	2
Triangle Petroleum Corp (a)	33,619	15	Owens & Minor Inc	16,741	609
Ultra Petroleum Corp (a)	19,628	6	PharMerica Corp (a)	39,422	932
Unit Corp (a)	28,518	361	PRA Health Sciences Inc (a)	81,800	3,881
VAALCO Energy Inc (a)	8,419	10	Prestige Brands Holdings Inc (a)	13,058	741
WPX Energy Inc (a)	69,624	673	Seres Therapeutics Inc (a)	152	5
		$31,010	Synutra International Inc (a)	1,347	7
			Threshold Pharmaceuticals Inc (a)	616	—
Oil & Gas Services - 3.00%			Vanda Pharmaceuticals Inc (a)	1,449	13
Archrock Inc	171,250	1,687
Basic Energy Services Inc (a)	8,649	28			$8,025
Bristow Group Inc	68,010	1,559	Private Equity - 0.01%
C&J Energy Services Ltd (a)	25,317	37	Fifth Street Asset Management Inc	1,860	7
CARBO Ceramics Inc	3,315	49	Safeguard Scientifics Inc (a)	5,276	72
Dawson Geophysical Co (a)	11,345	58			$79
Dril-Quip Inc (a)	14,277	926
Era Group Inc (a)	26,818	256	Real Estate - 0.29%
Exterran Corp (a)	43,834	670	Alexander & Baldwin Inc	43,178	1,651
Forum Energy Technologies Inc (a)	613,403	10,268	Altisource Residential Corp	36,726	427
			BBX Capital Corp (a)	1,774	27
Geospace Technologies Corp (a)	2,345	38
			California Coastal Communities Inc (a),(b),(c)	9,672	—
Gulf Island Fabrication Inc	11,118	84
Gulfmark Offshore Inc (a)	27,161	184	Consolidated-Tomoka Land Co	505	25
			Forestar Group Inc (a)	5,465	74
Helix Energy Solutions Group Inc (a)	154,001	1,329
Independence Contract Drilling Inc (a)	4,024	16	Griffin Industrial Realty Inc	872	22
ION Geophysical Corp (a)	1,467	14	Kennedy-Wilson Holdings Inc	28,130	608
KeyEnergyServices Inc (a)	31,317	17	RE/MAX Holdings Inc	15,942	587
Matrix Service Co (a)	5,821	110	RMR Group Inc/The	1,837	46
			St Joe Co/The (a)	6,905	116
McDermott International Inc (a)	171,680	779
			Stratus Properties Inc (a)	2,638	63
Mitcham Industries Inc (a)	12,775	48
MRC Global Inc (a)	84,554	1,182			$3,646
Natural Gas Services Group Inc (a)	14,743	339
			REITS - 3.76%
Newpark Resources Inc (a)	639,617	2,987
			Acadia Realty Trust	29,013	977
Oil States International Inc (a)	47,411	1,642	AG Mortgage Investment Trust Inc	33,329	447
PHI Inc (a)	15,355	344
			Agree Realty Corp	23,243	901
Pioneer Energy Services Corp (a)	74,474	232
			Alexander's Inc	163	62
SEACOR Holdings Inc (a)	22,068	1,297	American Assets Trust Inc	5,449	216
Steel Excel Inc (a)	11,164	106
			American Capital Mortgage Investment Corp	55,386	821
Superior Energy Services Inc	298,350	5,030	Anworth Mortgage Asset Corp	114,810	542
Tesco Corp	36,453	345	Apollo Commercial Real Estate Finance Inc	75,236	1,198
TETRA Technologies Inc (a)	93,408	672
			Apollo Residential Mortgage Inc	58,104	788
Thermon Group Holdings Inc (a)	292,239	5,476
			Ares Commercial Real Estate Corp	50,207	603
Willbros Group Inc (a)	16,248	52	Armada Hoffler Properties Inc	40,071	469
		$37,861	ARMOUR Residential REIT Inc	4,595	98
Packaging & Containers - 2.97%			Ashford Hospitality Prime Inc	35,517	397
Berry Plastics Group Inc (a)	8,468	305	Ashford Hospitality Trust Inc	22,220	124
Graphic Packaging Holding Co	873,100	11,595	Bluerock Residential Growth REIT Inc	3,219	35
Greif Inc - Class A	53,114	1,843	Capstead Mortgage Corp	81,465	792
Greif Inc - Class B	557	26	CatchMark Timber Trust Inc	6,905	73
KapStone Paper and Packaging Corp	10,590	168	Cedar Realty Trust Inc	21,063	146
Multi Packaging Solutions International Ltd (a)	351,933	5,849	Chatham Lodging Trust	4,821	103
Multi-Color Corp	82,025	4,908	Chesapeake Lodging Trust	27,318	673
Silgan Holdings Inc	250,676	12,719	Colony Capital Inc	75,050	1,327
		$37,413	Colony Starwood Homes	4,801	117
			CorEnergy Infrastructure Trust Inc	2,000	43
Pharmaceuticals - 0.64%			Cousins Properties Inc	28,878	299
ACADIA Pharmaceuticals Inc (a)	1,010	33	CubeSmart	7,669	227
Adamas Pharmaceuticals Inc (a)	1,894	32	CyrusOne Inc	2,066	91
Aimmune Therapeutics Inc (a)	199	3	CYS Investments Inc	40,285	327

See accompanying notes

Schedule of Investments SmallCap Value Fund II April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			REITS (continued)
DCT Industrial Trust Inc	29,103	$1,175	Western Asset Mortgage Capital Corp	6,981	$70
DiamondRock Hospitality Co	63,944	570	Whitestone REIT	9,175	123
DuPont Fabros Technology Inc	16,577	660	Xenia Hotels & Resorts Inc	14,159	218
Dynex Capital Inc	13,201	86			$47,367
EastGroup Properties Inc	7,252	434
Education Realty Trust Inc	11,594	461	Retail - 4.12%
EPR Properties	17,864	1,177	Abercrombie & Fitch Co	72,732	1,944
Equity One Inc	17,864	506	American Eagle Outfitters Inc	39,377	563
			America's Car-Mart Inc/TX (a)	1,214	32
FelCor Lodging Trust Inc	37,676	269	Ascena Retail Group Inc (a)	70,973	625
First Industrial Realty Trust Inc	20,447	469	Barnes & Noble Education Inc (a)	46,630	437
First Potomac Realty Trust	9,944	84
Franklin Street Properties Corp	19,402	206	Barnes & Noble Inc	78,979	929
			bebe stores inc (a)	7,478	4
GEO Group Inc/The	9,439	302
Getty Realty Corp	26,354	519	Big 5 Sporting Goods Corp	19,124	231
			Biglari Holdings Inc (a)	204	76
Gladstone Commercial Corp	3,866	65	BJ's Restaurants Inc (a)	440	20
Government Properties Income Trust	8,835	167
Gramercy Property Trust	101,377	859	Bob Evans Farms Inc/DE	23,078	1,051
			Bravo Brio Restaurant Group Inc (a)	625	5
Great Ajax Corp	2,847	39	Build-A-Bear Workshop Inc (a)	11,569	152
Hatteras Financial Corp	28,276	449	Burlington Stores Inc (a)	1,713	98
Healthcare Realty Trust Inc	38,870	1,177	Cabela's Inc (a)	6,998	365
Hersha Hospitality Trust	314,203	6,061
Highwoods Properties Inc	39,159	1,829	Caleres Inc	17,573	443
			Carrols Restaurant Group Inc (a)	1,385	19
Hudson Pacific Properties Inc	9,420	275
Independence Realty Trust Inc	5,669	41	Cash America International Inc	18,536	685
InfraREIT Inc	3,699	61	Cato Corp/The	8,331	305
Invesco Mortgage Capital Inc	23,087	297	Children's Place Inc/The	7,113	554
			Christopher & Banks Corp (a)	6,024	16
Investors Real Estate Trust	15,348	92
iStar Inc (a)	10,771	106	Citi Trends Inc	14,665	264
			Conn's Inc (a)	4,271	58
Kite Realty Group Trust	23,991	653
LaSalle Hotel Properties	19,222	459	Cracker Barrel Old Country Store Inc	2,314	339
			Del Frisco's Restaurant Group Inc (a)	9,016	144
Lexington Realty Trust	27,381	241	Del Taco Restaurants Inc (a)	2,158	20
LTC Properties Inc	23,715	1,100	Denny's Corp (a)	72,851	720
Mack-Cali Realty Corp	25,410	650	Destination XL Group Inc (a)	4,700	25
Medical Properties Trust Inc	29,407	391
Monmouth Real Estate Investment Corp	15,276	176	Dillard's Inc	3,034	214
Monogram Residential Trust Inc	32,389	328	DineEquity Inc	8,314	715
			Duluth Holdings Inc (a)	727	17
National Health Investors Inc	14,059	958	Express Inc (a)	4,075	74
New Residential Investment Corp	86,589	1,047	EZCORP Inc (a)	54,290	269
New Senior Investment Group Inc	10,770	116
New York REIT Inc	20,591	202	Finish Line Inc/The	26,058	514
One Liberty Properties Inc	2,363	55	First Cash Financial Services Inc	201,218	9,201
			Fogo De Chao Inc (a)	446	7
Parkway Properties Inc/Md	10,678	176
Pebblebrook Hotel Trust	9,062	250	Fred's Inc	40,902	600
			Genesco Inc (a)	21,961	1,520
Pennsylvania Real Estate Investment Trust	8,778	201
PennyMac Mortgage Investment Trust	42,958	583	Group 1 Automotive Inc	94,138	6,198
Physicians Realty Trust	13,697	248	Guess? Inc	91,335	1,676
Potlatch Corp	3,065	108	Haverty Furniture Cos Inc	34,172	638
Preferred Apartment Communities Inc	3,879	48	HSN Inc	113,875	6,039
			J Alexander's Holdings Inc (a)	2,422	25
PS Business Parks Inc	7,501	719	JC Penney Co Inc (a)	7,198	67
QTS Realty Trust Inc	1,237	60
Ramco-Gershenson Properties Trust	48,194	854	Kirkland's Inc	420	7
			Luby's Inc (a)	28,408	143
Redwood Trust Inc	21,732	282	MarineMax Inc (a)	13,460	256
Resource Capital Corp	5,148	61
Retail Opportunity Investments Corp	18,961	373	Movado Group Inc	21,178	598
			New York & Co Inc (a)	6,083	23
Rexford Industrial Realty Inc	12,102	227	Office Depot Inc (a)	70,292	414
RLJ Lodging Trust	30,430	641	Ollie's Bargain Outlet Holdings Inc (a)	631	17
Rouse Properties Inc	4,595	85
Sabra Health Care REIT Inc	11,567	244	PC Connection Inc	37,088	881
			PCM Inc (a)	12,431	119
Saul Centers Inc	380	20
Select Income REIT	40,943	948	Penske Automotive Group Inc	16,939	663
			Perfumania Holdings Inc (a)	3,407	10
Silver Bay Realty Trust Corp	16,031	234	Regis Corp (a)	62,291	851
Sovran Self Storage Inc	2,466	262	Ruby Tuesday Inc (a)	107,668	474
STAG Industrial Inc	8,219	164	Rush Enterprises Inc - Class A (a)	34,068	671
STORE Capital Corp	14,787	379	Rush Enterprises Inc - Class B (a)	11,863	231
Summit Hotel Properties Inc	19,505	222
Sun Communities Inc	12,921	877	Ruth's Hospitality Group Inc	26,769	425
			Shake Shack Inc (a)	203	7
Sunstone Hotel Investors Inc	56,051	718
Terreno Realty Corp	9,192	209	Shoe Carnival Inc	24,119	618
UMH Properties Inc	4,456	44	Sonic Automotive Inc	34,309	643
United Development Funding IV (c)	5,841	19	Sonic Corp	20,289	697
			Sportsman's Warehouse Holdings Inc (a)	1,874	21
Universal Health Realty Income Trust	1,844	101
Urstadt Biddle Properties Inc	11,132	229	Stage Stores Inc	61,118	450
Washington Real Estate Investment Trust	23,075	662	Stein Mart Inc	10,946	79
			Tailored Brands Inc	115,262	2,008

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Savings & Loans (continued)
Tilly's Inc (a)	6,775	$42	Westfield Financial Inc	23,009	$176
Trans World Entertainment Corp (a)	33,798	131	WSFS Financial Corp	3,808	131
Tuesday Morning Corp (a)	21,600	187			$32,217
Vera Bradley Inc (a)	3,667	64
Vista Outdoor Inc (a)	25,188	1,209	Semiconductors - 2.71%
			Advanced Micro Devices Inc (a)	44,537	158
Vitamin Shoppe Inc (a)	24,533	671
			Alpha & Omega Semiconductor Ltd (a)	21,710	282
Wendy's Co/The	83,968	912	Amkor Technology Inc (a)	145,594	831
West Marine Inc (a)	27,950	280
			Axcelis Technologies Inc (a)	73,424	210
Wingstop Inc (a)	430	11
			AXT Inc (a)	5,895	15
World Fuel Services Corp	4,187	196
Zumiez Inc (a)	881	15	Brooks Automation Inc	103,661	980
			Cabot Microelectronics Corp	7,525	315
		$51,922	Cascade Microtech Inc (a)	6,177	129
Savings & Loans - 2.56%			CEVA Inc (a)	1,916	44
Anchor BanCorp Wisconsin Inc (a)	1,402	67	Cohu Inc	31,219	361
Astoria Financial Corp	148,677	2,236	Cree Inc (a)	58,516	1,434
Atlantic Coast Financial Corp (a)	210	1	Cypress Semiconductor Corp	211,959	1,914
Banc of California Inc	18,403	374	Diodes Inc (a)	40,667	757
Bank Mutual Corp	42,668	345	DSP Group Inc (a)	30,622	291
BankFinancial Corp	50,686	627	EMCORE Corp (a)	3,838	22
Bear State Financial Inc	395	4	Entegris Inc (a)	7,274	97
Beneficial Bancorp Inc (a)	50,492	701	Exar Corp (a)	2,846	17
Berkshire Hills Bancorp Inc	56,794	1,541	Fairchild Semiconductor International Inc (a)	143,090	2,863
Brookline Bancorp Inc	90,839	1,034	FormFactor Inc (a)	50,179	386
BSB Bancorp Inc/MA (a)	1,518	36	GigPeak Inc (a)	4,322	10
Cape Bancorp Inc	5,980	87	Integrated Device Technology Inc (a)	7,150	138
Capitol Federal Financial Inc	203,958	2,711	Intersil Corp	61,394	717
Charter Financial Corp/MD	18,934	238	IXYS Corp	25,352	274
Chicopee Bancorp Inc	1,061	19	Kulicke & Soffa Industries Inc (a)	79,205	849
Citizens Community Bancorp Inc/WI	2,250	21	Lattice Semiconductor Corp (a)	10,909	61
Clifton Bancorp Inc	41,501	618	Microsemi Corp (a)	15,478	523
Dime Community Bancshares Inc	29,033	526	MKS Instruments Inc	67,224	2,411
Eagle Bancorp Montana Inc	111	2	Nanometrics Inc (a)	4,174	75
ESSA Bancorp Inc	7,377	100	Photronics Inc (a)	125,474	1,328
EverBank Financial Corp	12,229	184	Power Integrations Inc	2,045	99
First Defiance Financial Corp	12,057	477	QLogic Corp (a)	114,652	1,501
First Financial Northwest Inc	13,228	180	Richardson Electronics Ltd/United States	11,891	62
Flagstar Bancorp Inc (a)	38,319	907	Rovi Corp (a)	106,334	1,874
Flushing Financial Corp	50,365	1,005	Rudolph Technologies Inc (a)	50,278	697
Fox Chase Bancorp Inc	20,026	395	Semtech Corp (a)	9,520	206
HF Financial Corp	8,101	163	Sigma Designs Inc (a)	47,230	299
Hingham Institution for Savings	240	31	Silicon Laboratories Inc (a)	206,741	9,675
HMN Financial Inc (a)	2,080	26	Tessera Technologies Inc	55,207	1,585
Home Bancorp Inc	3,409	95	Ultra Clean Holdings Inc (a)	29,658	169
HomeStreet Inc (a)	24,431	527	Ultratech Inc (a)	7,722	168
HomeTrust Bancshares Inc (a)	5,331	99	Veeco Instruments Inc (a)	10,137	187
HopFed Bancorp Inc	3,929	44	Xcerra Corp (a)	22,943	135
Investors Bancorp Inc	176,574	2,039			$34,149
Lake Sunapee Bank Group	1,896	27
Magyar Bancorp Inc (a)	400	4	Software - 2.85%
			Actua Corp (a)	587	6
Meridian Bancorp Inc	61,841	904	Acxiom Corp (a)	18,535	407
Meta Financial Group Inc	3,989	198	Amber Road Inc (a)	327	2
MutualFirst Financial Inc	4,937	130
Northeast Community Bancorp Inc	2,697	18	American Software Inc/GA	3,475	32
			Appfolio Inc (a)	343	4
Northfield Bancorp Inc	70,526	1,118	Avid Technology Inc (a)	48,074	268
Northwest Bancshares Inc	147,676	2,070	Bottomline Technologies de Inc (a)	683	17
Ocean Shore Holding Co	2,736	49	Brightcove Inc (a)	914	6
OceanFirst Financial Corp	2,477	48
Oritani Financial Corp	22,770	394	Broadridge Financial Solutions Inc	115,000	6,882
			BroadSoft Inc (a)	96,925	3,796
Pacific Premier Bancorp Inc (a)	7,401	172
Provident Financial Holdings Inc	10,567	183	Concurrent Computer Corp	2,188	13
			Digi International Inc (a)	64,880	686
Provident Financial Services Inc	120,247	2,402
Prudential Bancorp Inc	6,246	90	Dun & Bradstreet Corp/The	77,225	8,526
Pulaski Financial Corp	4,791	77	Epiq Systems Inc	36,037	532
			Everyday Health Inc (a)	648	4
Riverview Bancorp Inc	28,105	123	Evolent Health Inc (a)	867	10
SI Financial Group Inc	1,687	23	Glu Mobile Inc (a)	9,276	25
Sterling Bancorp/DE	92,646	1,514	InnerWorkings Inc (a)	28,908	237
Territorial Bancorp Inc	9,911	260	Instructure Inc (a)	646	13
Timberland Bancorp Inc/WA	7,281	101
United Community Financial Corp/OH	34,327	203	ManTech International Corp/VA	29,052	982
			MINDBODY Inc (a)	324	4
United Financial Bancorp Inc	36,268	471	PDF Solutions Inc (a)	599	8
Washington Federal Inc	136,391	3,313	Progress Software Corp (a)	28,988	740
Waterstone Financial Inc	38,468	539	PTC Inc (a)	220	8
Wayne Savings Bancshares Inc	1,380	19

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Software (continued)			Telecommunications (continued)
QAD Inc	1,255	$25	Vonage Holdings Corp (a)	20,806	$97
Sapiens International Corp NV	1,382	16	West Corp	8,976	192
SciQuest Inc (a)	1,941	27	Westell Technologies Inc (a)	9,001	11
Seachange International Inc (a)	13,055	49	Windstream Holdings Inc	2,455	21
SYNNEX Corp	43,658	3,605			$19,118
Take-Two Interactive Software Inc (a)	20,243	691
Verint Systems Inc (a)	241,929	8,186	Textiles - 0.07%
			Dixie Group Inc/The (a)	12,240	58
Xactly Corp (a)	519	4
Zynga Inc (a)	63,521	151	G&K Services Inc	4,810	340
		$35,962	UniFirst Corp/MA	4,653	504
					$902
Storage & Warehousing - 0.13%
Mobile Mini Inc	44,630	1,439	Toys, Games & Hobbies - 0.02%
			JAKKS Pacific Inc (a)	28,720	215
Wesco Aircraft Holdings Inc (a)	16,875	244
		$1,683
			Transportation - 1.91%
Supranational Bank - 0.02%			Air Transport Services Group Inc (a)	75,355	1,062
Banco Latinoamericano de Comercio Exterior	8,815	228
SA			ArcBest Corp	30,345	579

			Ardmore Shipping Corp	10,063	94
			Atlas Air Worldwide Holdings Inc (a)	31,308	1,251
Telecommunications - 1.52%			CAI International Inc (a)	29,962	306
ADTRAN Inc	18,529	358	Celadon Group Inc	18,498	186
Alaska Communications Systems Group Inc	6,092	11	Covenant Transportation Group Inc (a)	10,974	218
(a)			DHT Holdings Inc	98,438	565
Anixter International Inc (a)	18,629	1,161	Dorian LPG Ltd (a)	34,980	355
Atlantic Tele-Network Inc	8,599	618	Eagle Bulk Shipping Inc (a)	4,727	4
Aviat Networks Inc (a)	32,554	25	Frontline Ltd/Bermuda	8,270	68
Aware Inc (a)	17,409	73	GasLog Ltd	28,387	364
Black Box Corp	30,663	448	Gener8 Maritime Inc (a)	3,149	23
Calix Inc (a)	24,085	167	Genesee & Wyoming Inc (a)	4,891	318
Cincinnati Bell Inc (a)	192,680	737	Golden Ocean Group Ltd (a)	12,847	11
Communications Systems Inc	8,832	57	Hornbeck Offshore Services Inc (a)	78,969	927
Comtech Telecommunications Corp	28,078	680	Hub Group Inc (a)	17,379	670
Consolidated Communications Holdings Inc	4,170	98	International Shipholding Corp	7,458	19
DigitalGlobe Inc (a)	78,186	1,732	Kirby Corp (a)	153,333	9,786
EarthLink Holdings Corp	27,263	159	Marten Transport Ltd	41,053	766
Extreme Networks Inc (a)	16,134	57	Matson Inc	31,888	1,240
Finisar Corp (a)	70,918	1,168	Navios Maritime Acquisition Corp	15,995	31
General Communication Inc (a)	19,195	324	Nordic American Offshore Ltd	4,062	23
Globalstar Inc (a)	59,636	116	Nordic American Tankers Ltd	17,153	264
Harmonic Inc (a)	83,203	288	PAM Transportation Services Inc (a)	5,127	127
Hawaiian Telcom Holdco Inc (a)	5,057	116	Patriot Transportation Holding Inc (a)	320	7
HC2 Holdings Inc	2,363	9	Providence and Worcester Railroad Co	4,798	76
IDT Corp - Class B	9,703	149	Radiant Logistics Inc (a)	2,026	8
Inteliquent Inc	14,302	237	Roadrunner Transportation Systems Inc (a)	21,031	248
Intelsat SA (a)	4,332	17	Saia Inc (a)	16,567	479
InterDigital Inc/PA	14,939	851	Scorpio Bulkers Inc (a)	4,908	19
Iridium Communications Inc (a)	109,473	884	Scorpio Tankers Inc	244,249	1,528
Ixia (a)	20,136	204	Ship Finance International Ltd	33,495	508
KVH Industries Inc (a)	4,963	49	Teekay Tankers Ltd	72,994	287
Leap Wireless International Inc - Rights	64,745	201	Tidewater Inc	25,957	228
(a),(b),(c)			Universal Logistics Holdings Inc	893	13
Loral Space & Communications Inc (a)	526	19	USA Truck Inc (a)	9,734	173
Lumos Networks Corp (a)	6,488	82	Werner Enterprises Inc	43,683	1,107
NeoPhotonics Corp (a)	4,890	59	XPO Logistics Inc (a)	1,560	47
NETGEAR Inc (a)	36,636	1,554	YRC Worldwide Inc (a)	4,771	44
NeuStar Inc (a)	7,808	183			$24,029
Novatel Wireless Inc (a)	4,845	7
NTELOS Holdings Corp (a)	10,148	94	Trucking & Leasing - 0.57%
Optical Cable Corp	8,872	22	AMERCO	8,541	3,006
ORBCOMM Inc (a)	25,989	258	GATX Corp	51,440	2,363
Polycom Inc (a)	163,662	1,956	Greenbrier Cos Inc/The	18,553	556
			TAL International Group Inc (a)	58,814	1,007
Preformed Line Products Co	1,568	66	Willis Lease Finance Corp (a)	8,412	203
RF Industries Ltd	300	1
Shenandoah Telecommunications Co	1,730	49			$7,135
ShoreTel Inc (a)	59,720	366
			Water - 0.23%
Sonus Networks Inc (a)	12,456	103	American States Water Co	26,412	1,101
Spok Holdings Inc	22,351	379	Artesian Resources Corp	13,529	365
Telenav Inc (a)	22,788	130
			California Water Service Group	6,038	169
Telephone & Data Systems Inc	78,538	2,322	Connecticut Water Service Inc	9,744	458
TESSCO Technologies Inc	2,082	35	Consolidated Water Co Ltd	16,667	232
Ubiquiti Networks Inc (a)	1,299	46
			Middlesex Water Co	3,987	146
ViaSat Inc (a)	788	60	SJW Corp	6,022	207
Viavi Solutions Inc (a)	1,901	12

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water (continued)
York Water Co/The	9,585	$284
		$2,962
TOTAL COMMON STOCKS		$1,179,730
INVESTMENT COMPANIES - 5.86%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 5.86%
Cash Account Trust - Government & Agency	940,522	941
Portfolio - Government Cash Managed
First American Government Obligations Fund	72,832,951	72,832
		$73,773
TOTAL INVESTMENT COMPANIES		$73,773
Total Investments		$1,253,503
Other Assets and Liabilities - 0.50%		$6,362
TOTAL NET ASSETS - 100.00%		$1,259,865

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $201 or 0.02% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$220 or 0.02% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.60%
Consumer, Non-cyclical		15.87%
Industrial		14.63%
Consumer, Cyclical		9.70%
Technology		8.30%
Exchange Traded Funds		5.86%
Energy		5.66%
Utilities		5.09%
Basic Materials		3.12%
Communications		2.63%
Government		0.02%
Diversified		0.02%
Other Assets and Liabilities		0.50%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2016	Long	695	$75,982	$78,368	$2,386
Total					$2,386

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS- 0.45%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

U.S. Municipals - 0.45%			California (continued)
Oglala Sioux Tribe			Golden State Tobacco Securitization Corp
5.75%, 10/01/2025(a),(b)	$1,500	$1,537	5.75%, 06/01/2047	$11,520	$11,549
			Golden State Tobacco Securitization
TOTAL BONDS		$1,537	Corp (credit support from ST APPROP)
			5.00%, 06/01/2033(c)	1,170	1,412
	Principal
MUNICIPAL BONDS - 96.82%	Amount (000's) Value (000's)		Lancaster Redevelopment Agency Successor
			Agency
Alabama - 2.34%			6.50%, 08/01/2029	580	671
Auburn University			Los Angeles Department of Water & Power
5.00%, 06/01/2038	$555	$604	5.25%, 07/01/2038	1,000	1,091
5.00%, 06/01/2038	945	1,021	Los Angeles Unified School District/CA
Birmingham Airport Authority (credit support			5.00%, 07/01/2029	1,000	1,127
from AGM)			Metropolitan Water District of Southern
5.25%, 07/01/2030(c)	1,000	1,146	California
Lower Alabama Gas District/The			5.00%, 07/01/2029	1,150	1,295
5.00%, 09/01/2034	3,500	4,341	Morongo Band of Mission Indians/The
Selma Industrial Development Board			6.50%, 03/01/2028(b)	500	543
6.25%, 11/01/2033	700	814	Oakland Unified School District/Alameda
		$7,926	County
Alaska - 0.50%			5.00%, 08/01/2034	2,210	2,594
Borough of Matanuska-Susitna AK (credit			Port of Los Angeles
support from AGC)			5.00%, 08/01/2031	1,240	1,393
5.50%, 09/01/2023(c)	1,500	1,715	Regents of the University of California
			Medical Center Pooled Revenue
			5.50%, 05/15/2027	1,375	1,456
Arizona - 3.29%			Richmond Joint Powers Financing Authority
Arizona Department of Transportation State			6.25%, 07/01/2024	1,000	1,152
Highway Fund Revenue			Riverside Community Properties Development
5.00%, 07/01/2026	1,500	1,637	Inc
City of Phoenix Civic Improvement Corp			6.00%, 10/15/2038	1,150	1,421
5.00%, 07/01/2034	1,000	1,114	Sacramento Area Flood Control
Industrial Development Authority of the			Agency (credit support from BAM)
County of Pima/The			5.00%, 10/01/2039(c)	1,340	1,555
6.55%, 12/01/2037	290	295	San Diego Unified School District/CA
Navajo County Pollution Control Corp			0.00%, 07/01/2032(f)	5,000	2,964
5.75%, 06/01/2034	1,015	1,019	Southern California Public Power Authority
Navajo Nation			5.25%, 07/01/2028	1,000	1,200
5.50%, 12/01/2030(b)	1,240	1,400	University of California
Salt Verde Financial Corp			5.00%, 05/15/2037	1,500	1,765
5.00%, 12/01/2032	4,665	5,712	5.75%, 05/15/2025	1,380	1,587
		$11,177	West Contra Costa Unified School District
			5.25%, 08/01/2033	1,000	1,231
California - 19.44%
					$66,208
Alum Rock Union Elementary School
District			Colorado - 0.70%
5.25%, 08/01/2043	1,000	1,206	Platte River Power Authority
Bay Area Toll Authority			5.00%, 06/01/2026	1,135	1,278
5.00%, 04/01/2034	2,500	2,800	Regional Transportation District
California Educational Facilities Authority			6.00%, 01/15/2041	450	521
5.00%, 12/29/2015(d)	8,148	9,062	6.50%, 01/15/2030	500	591
5.00%, 01/01/2038(d)	1,621	1,727			$2,390
5.00%, 10/01/2038(d)	2,700	2,966
California Pollution Control Financing			Connecticut - 1.69%
Authority			Mohegan Tribal Finance Authority
			7.00%, 02/01/2045(b)	4,500	4,511
4.30%, 07/01/2040	2,000	2,101
California Statewide Communities			State of Connecticut (credit support from
Development Authority			ACA)
5.00%, 12/01/2036(e)	4,500	4,912	6.60%, 07/01/2024(c)	1,215	1,219
6.25%, 11/15/2019(b)	400	434			$5,730
6.63%, 11/15/2024(b)	500	586
			District of Columbia - 1.98%
California Statewide Communities			District of Columbia
Development Authority (credit support from			5.00%, 12/01/2023	1,785	2,032
FHA INS)			5.00%, 12/01/2024	715	814
6.63%, 08/01/2029(c)	890	1,057
			6.38%, 10/01/2034	1,000	1,185
California Statewide Communities			District of Columbia Water & Sewer
Development Authority (credit support from			Authority (credit support from AGM)
GNMA COLL)			5.50%, 10/01/2017(c)	500	534
4.90%, 07/20/2039(c)	500	538
			District of Columbia Water & Sewer
City of Los Angeles Department of Airports			Authority (credit support from AGM-CR
5.00%, 05/15/2035	1,500	1,707	NATL)
City of Vernon CA Electric System Revenue			5.50%, 10/01/2041(c)	2,000	2,137
5.13%, 08/01/2021	380	415			$6,702
5.13%, 08/01/2021	620	691

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Florida - 1.70%			Indiana (continued)
City of Lakeland FL Department of Electric			Indiana Finance Authority (continued)
Utilities			5.38%, 11/01/2032	$1,000	$1,096
5.25%, 10/01/2036	$1,000	$1,360	Indiana Municipal Power Agency
County of Miami-Dade FL Aviation			6.00%, 01/01/2039	1,000	1,135
Revenue (credit support from AGC)			Town of Shoals IN
5.25%, 10/01/2033(c)	2,000	2,181	7.25%, 11/01/2043	700	788
Escambia County Health Facilities					$3,788
Authority (credit support from AMBAC)
5.95%, 07/01/2020(c)	65	69	Iowa- 0.38%
School Board of Miami-Dade			City of Altoona IA (credit support from CITY
County/The (credit support from AGC)			APPROP)
			5.75%, 06/01/2031(c)	1,200	1,287
5.25%, 05/01/2028(c)	2,000	2,179
		$5,789

			Kansas - 0.34%
Georgia - 0.35%			Kansas Development Finance Authority
City of Atlanta GA Water & Wastewater			5.50%, 11/15/2029	1,000	1,148
Revenue
6.00%, 11/01/2027	1,000	1,176

Idaho- 0.74%			Kentucky - 1.77%
			Kentucky Economic Development Finance
			Authority
Idaho Health Facilities Authority			5.38%, 08/15/2024	1,000	1,089
6.65%, 02/15/2021	2,000	2,523
			5.63%, 08/15/2027	1,000	1,091
			Kentucky Economic Development Finance
Illinois - 12.76%			Authority (credit support from AGC)
Chicago O'Hare International Airport			6.00%, 12/01/2033(c)	1,000	1,083
5.00%, 01/01/2033	2,000	2,369	Kentucky State Property & Building
City of Chicago IL			Commission (credit support from AGC)
5.00%, 01/01/2034	3,000	2,901	5.25%, 02/01/2025(c)	1,000	1,113
5.25%, 01/01/2029	2,000	1,998	Paducah Electric Plant Board (credit support
7.13%, 03/15/2022	400	400	from AGC)
7.46%, 02/15/2026	684	482	5.25%, 10/01/2035(c)	1,500	1,648
City of Chicago IL (credit support from AGC)					$6,024
5.25%, 01/01/2025(c)	2,000	2,088
City of Chicago IL Wastewater Transmission			Louisiana - 3.14%
Revenue			Juban Crossing Economic Development
5.00%, 01/01/2030	1,000	1,131	District
			7.00%, 09/15/2044(b)	1,000	1,050
5.00%, 01/01/2032	1,000	1,119
5.00%, 01/01/2033	2,000	2,227	Lafayette Public Trust Financing
			Authority (credit support from AGM)
City of Chicago IL Wastewater Transmission			5.25%, 10/01/2030(c)	1,000	1,147
Revenue (credit support from BHAC)
5.50%, 01/01/2038(c)	1,000	1,062	Louisiana Public Facilities Authority
City of Chicago IL Waterworks Revenue			8.00%, 07/01/2039	1,000	580
5.00%, 11/01/2028	1,000	1,137	8.38%, 07/01/2039	600	348
Gilberts Special Service Area No 24/IL			Louisiana Public Facilities Authority (credit
5.38%, 03/01/2034	303	267	support from FNMA)
			0.00%, 12/01/2019(c),(f)	1,500	1,437
Huntley Special Service Area No
10/IL (credit support from AGC)			New Orleans Aviation Board (credit support
5.10%, 03/01/2029(c)	1,000	1,029	from AGC)
			6.00%, 01/01/2023(c)	1,000	1,125
Illinois Finance Authority
5.00%, 11/01/2030	1,000	1,189	Parish of St John the Baptist LA
5.38%, 08/15/2024	500	560	5.13%, 06/01/2037	4,865	4,990
5.50%, 08/01/2037	1,000	1,060			$10,677
5.75%, 08/15/2030	1,050	1,214	Maryland - 0.35%
5.75%, 11/15/2037	1,500	1,615	Maryland Economic Development Corp
6.00%, 03/01/2038	1,540	1,710	5.75%, 06/01/2035	545	596
6.25%, 11/15/2035	1,000	1,155	Maryland Health & Higher Educational
6.50%, 11/01/2038	1,000	1,142	Facilities Authority
7.00%, 02/15/2018	210	225	6.00%, 07/01/2041	500	594
7.25%, 11/01/2038	1,000	1,160			$1,190
Illinois State Toll Highway Authority
5.00%, 12/01/2032	5,300	6,402	Massachusetts - 2.62%
5.00%, 01/01/2040(d)	2,000	2,341	Massachusetts Bay Transportation Authority
5.25%, 01/01/2030	1,000	1,131	5.25%, 07/01/2028	2,000	2,643
State of Illinois			Massachusetts Development Finance Agency
5.50%, 07/01/2027	3,410	3,855	5.75%, 12/01/2042	1,000	1,144
United City of Yorkville IL			Massachusetts Educational Financing
5.75%, 03/01/2028	500	509	Authority
		$43,478	4.90%, 07/01/2028	2,785	2,923
			Massachusetts Health & Educational Facilities
Indiana - 1.11%			Authority (credit support from GO OF UNIV)
Indiana Finance Authority			5.00%, 07/01/2038(c)	1,000	1,051
5.00%, 10/01/2044	700	769

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Massachusetts (continued)			New York (continued)
Massachusetts State College Building			Hudson Yards Infrastructure Corp
Authority (credit support from ST APPROP)			5.75%, 02/15/2047	$2,500	$2,939
5.50%, 05/01/2039(c)	$1,000	$1,138	Metropolitan Transportation Authority
		$8,899	5.00%, 11/15/2034	1,390	1,680
			5.25%, 11/15/2030	1,500	1,724
Michigan - 0.85%			New York City Industrial Development
City of Detroit MI Sewage Disposal System			Agency (credit support from AGC)
Revenue (credit support from AGM)			6.13%, 01/01/2029(c)	1,000	1,126
7.00%, 07/01/2027(c)	1,500	1,739
			New York City Transitional Finance Authority
Wayne County Airport Authority			Building Aid Revenue (credit support from
5.00%, 12/01/2045	1,000	1,141	ST AID WITHHLDG)
		$2,880	5.25%, 01/15/2039(c)	2,145	2,374
Minnesota - 1.09%			New York Liberty Development Corp
City of Minneapolis MN			5.00%, 11/15/2031	1,000	1,180
6.75%, 11/15/2032	500	574	5.00%, 09/15/2040	1,000	1,173
City of Minneapolis MN (credit support from			5.25%, 10/01/2035	4,625	5,872
AGC)			New York Liberty Development Corp (credit
6.50%, 11/15/2038(c)	165	188	support from GO OF AUTH)
6.50%, 11/15/2038(c)	835	941	5.00%, 12/15/2041(c)	1,000	1,174
Forest Lake Independent School District No			New York State Dormitory Authority
831 (credit support from SD CRED PROG)			5.00%, 10/01/2046	2,000	2,845
3.25%, 02/01/2046(c),(e)	2,000	1,967	New York State Dormitory Authority (credit
		$3,670	support from AGC ST AID WITHHLDG)
			5.00%, 10/01/2023(c)	2,000	2,237
Missouri - 0.56%			Tompkins County Development Corp
City of St Louis MO Airport Revenue (credit			5.00%, 07/01/2027	1,115	1,253
support from NATL)			Westchester County Local Development
5.50%, 07/01/2028(c)	1,500	1,910	Corp
			5.00%, 11/01/2046	2,500	2,851
Nebraska - 0.97%					$30,042
Municipal Energy Agency of Nebraska (credit
support from BHAC)			North Carolina - 0.34%
5.13%, 04/01/2029(c)	1,000	1,109	City of Raleigh NC Combined Enterprise
			System Revenue
OmahaPublicPower District			5.00%, 03/01/2031	1,000	1,152
5.50%, 02/01/2039	1,000	1,083
University of Nebraska
5.25%, 07/01/2039	1,000	1,100	Ohio- 2.29%
		$3,292	American Municipal Power Inc
			5.25%, 02/15/2033	2,575	3,026
Nevada - 1.63%			City of Cincinnati OH
County of Clark NV			5.00%, 12/01/2032	815	968
5.13%, 07/01/2034	1,000	1,119	City of Cleveland OH Airport System
Las Vegas Redevelopment Agency			Revenue (credit support from AGM)
5.00%, 06/15/2040	1,850	2,129	5.00%, 01/01/2024(c),(e)	1,075	1,266
5.00%, 06/15/2045	2,000	2,289	Ohio Air Quality Development Authority
		$5,537	5.63%, 06/01/2018	1,000	1,068

			Ohio Housing Finance Agency (credit support
New Hampshire - 0.31%			from GNMA/FNMA/FHLMC)
City of Manchester NH General Airport			5.20%, 09/01/2029(c)	435	457
Revenue (credit support from AGM)
5.13%, 01/01/2030(c)	1,000	1,066	Ohio Water Development Authority
			4.00%, 01/01/2034	1,000	1,059
					$7,844
New Jersey - 2.53%
Casino Reinvestment Development Authority			Oklahoma - 0.24%
5.25%, 11/01/2039	750	777	Tulsa Airports Improvement Trust
New Jersey Economic Development			5.00%, 06/01/2035	700	802
Authority
5.00%, 09/01/2034	1,000	1,136	Pennsylvania - 3.79%
5.75%, 04/01/2031	1,005	1,178	Allegheny County Industrial Development
5.75%, 06/01/2031	550	621	Authority
New Jersey Housing & Mortgage Finance			6.00%, 07/15/2038	1,000	1,071
Agency			City of Scranton PA
6.38%, 10/01/2028	185	192	8.50%, 09/01/2022(a)	600	630
New Jersey Transportation Trust Fund			Pennsylvania Economic Development
Authority			Financing Authority
5.25%, 06/15/2032	2,000	2,208	5.00%, 12/31/2034	3,000	3,437
5.25%, 06/15/2034	2,250	2,476	6.00%, 06/01/2031	500	500
		$8,588	Pennsylvania Turnpike Commission
			5.00%, 12/01/2045	2,000	2,309
New York - 8.83%
Brooklyn Arena Local Development Corp			5.00%, 12/01/2046	3,000	3,400
6.38%, 07/15/2043	1,400	1,614	5.75%, 12/01/2028	800	939

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Pennsylvania (continued)			Virginia (continued)
Pennsylvania Turnpike			County of Botetourt VA (continued)
Commission (continued)			6.00%, 07/01/2044	$1,000		$1,048
6.00%, 12/01/2034	$500	$594	Fairfax County Industrial Development
		$12,880	Authority
			5.00%, 05/15/2035(d)	700		806
South Carolina - 1.70%			Roanoke Economic Development Authority
South Carolina Jobs-Economic Development			6.63%, 12/01/2044	1,295		1,450
Authority (credit support from AGC)
5.38%, 02/01/2029(c)	1,000	1,097	Shops at White Oak Village Community
			Development Authority/The
South Carolina State Public Service			5.30%, 03/01/2017	100		102
Authority			Washington County Industrial Development
5.25%, 12/01/2055	4,000	4,690	Authority/VA
		$5,787	7.50%, 07/01/2029	750		857
Tennessee - 1.59%						$5,318
Metropolitan Government Nashville &			Washington - 1.79%
Davidson County Health & Educational Facs			FYI Properties
Bd			5.50%, 06/01/2039	1,000		1,121
5.00%, 07/01/2046	4,250	4,906	State of Washington
Shelby County Health Educational & Housing			6.40%, 06/01/2017	1,520		1,565
Facilities Board			Washington Health Care Facilities Authority
5.63%, 09/01/2026	500	505	7.38%, 03/01/2038	1,000		1,176
		$5,411	Washington Health Care Facilities
Texas- 7.96%			Authority (credit support from AGM)
			5.50%, 08/15/2038(c)	1,000		1,083
Capital Area Cultural Education Facilities
Finance Corp			Washington Higher Education Facilities
6.13%, 04/01/2045	1,000	1,152	Authority
Central Texas Turnpike System			5.63%, 10/01/2040	1,000		1,112
5.00%, 08/15/2031	1,285	1,493				$6,057
City of Houston TX Airport System Revenue			West Virginia - 0.74%
5.00%, 07/01/2029	2,000	2,227	Berkeley County Public Service Sewer
Harris County Industrial Development Corp			District (credit support from BAM)
5.00%, 02/01/2023	400	442	3.38%, 06/01/2046(c)	900		886
Harris County-Houston Sports Authority			County of Ohio WV
5.00%, 11/15/2030	3,000	3,547	5.85%, 06/01/2034	250		255
Metropolitan Transit Authority of Harris			West Virginia Hospital Finance Authority
County			5.50%, 06/01/2034	1,250		1,384
5.00%, 11/01/2033	1,000	1,234
						$2,525
New Hope Cultural Education Facilities Corp
5.00%, 07/01/2047	3,000	3,269	Wisconsin - 2.63%
North Texas Health Facilities Development			City of Superior WI (credit support from GO
Corp (credit support from AGM)			OF CORP)
5.00%, 09/01/2024(c)	1,000	1,050	5.38%, 11/01/2021(c)	750		791
North Texas Tollway Authority			County of Milwaukee WI Airport
5.00%, 01/01/2045	1,000	1,147	Revenue (credit support from AGM)
5.63%, 01/01/2033	615	658	5.25%, 12/01/2025(c)	4,000		4,109
5.63%, 01/01/2033	385	416	Public Finance Authority
5.75%, 01/01/2033	1,130	1,223	5.25%, 04/01/2030	1,400		1,493
Port Beaumont Navigation District			State of Wisconsin (credit support from ST
7.25%, 02/01/2036(b)	2,000	2,062	APPROP)
Sea Breeze Public Facility Corp			5.38%, 05/01/2025(c)	1,000		1,131
6.50%, 01/01/2046	100	103	Wisconsin Health & Educational Facilities
Tarrant County Cultural Education Facilities			Authority
Finance Corp			6.38%, 02/15/2029	500		576
5.00%, 11/15/2037(e)	3,060	3,570	6.63%, 02/15/2039	720		835
Tarrant County Cultural Education Facilities						$8,935
Finance Corp (credit support from AGC)			TOTAL MUNICIPAL BONDS			$329,349
6.25%, 07/01/2028(c)	1,000	1,125	Total Investments			$330,886
Texas A&M University			Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 05/15/2027	1,000	1,123	Securities Held - (2.53)%
Texas Private Activity Bond Surface			Notes with an interest rate of 0.44% - 0.49% at	$(8,621	) $	(8,621)
Transportation Corp			April 30, 2016 and contractual maturity of
7.00%, 12/31/2038	1,000	1,258	collateral from 2017-2024.(g)
		$27,099	Total Net Investments			$322,265
Virgin Islands - 0.21%			Other Assets and Liabilities - 5.26%			$17,902
Virgin Islands Public Finance Authority			TOTAL NET ASSETS - 100.00%			$340,167
5.00%, 10/01/2025	650	727

			(a) Security is Illiquid. At the end of the period, the value of these securities
Virginia - 1.57%			totaled $2,167 or 0.64% of net assets.
County of Botetourt VA
6.00%, 07/01/2034	1,000	1,055

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,123 or 3.56% of net assets.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Security purchased on a when-issued basis.
(f)	Non-Income Producing Security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	61.80%
Insured	17.56%
Prerefunded	8.85%
General Obligation Unlimited	6.17%
Tax Allocation	1.57%
Government	0.45%
Special Assessment	0.38%
Certificate Participation	0.26%
Special Tax	0.23%
Liability For Floating Rate Notes Issued	(2.53)%
Other Assets and Liabilities	5.26%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
April 30, 2016 (unaudited)

Currency Abbreviations AUD BRL CAD CHF CNY COP DKK EUR GBP HKD HUF IDR INR JPY MXN NOK NZD PHP PLN RON RUB SEK TRY USD/$ ZAR

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chinese Renminbi

Colombian Peso

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

Mexican Peso

Norwegian Krone

New Zealand Dollar

Philippine Peso

Polish Zloty

Romanian New Leu

Russian Rouble

Swedish Krona

Turkish Lira

United States Dollar

South African Rand

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2016	(c)	$10.46	$0.19	$0.31	$0.50	($0.21)	$–	($0.21)	$10.75
2015		10.51	0.41	(0.03)	0.38	(0.43)	–	(0.43)	10.46
2014		9.75	0.43	0.74	1.17	(0.41)	–	(0.41)	10.51
2013		10.45	0.43	(0.69)	(0.26)	(0.44)	–	(0.44)	9.75
2012		9.71	0.43	0.73	1.16	(0.42)	–	(0.42)	10.45
2011		10.00	0.46	(0.28)	0.18	(0.47)	–	(0.47)	9.71
Class C shares
2016	(c)	10.48	0.15	0.30	0.45	(0.16)	–	(0.16)	10.77
2015		10.53	0.31	(0.03)	0.28	(0.33)	–	(0.33)	10.48
2014		9.77	0.33	0.74	1.07	(0.31)	–	(0.31)	10.53
2013		10.47	0.33	(0.70)	(0.37)	(0.33)	–	(0.33)	9.77
2012		9.73	0.34	0.73	1.07	(0.33)	–	(0.33)	10.47
2011		10.01	0.37	(0.27)	0.10	(0.38)	–	(0.38)	9.73
Class P shares
2016	(c)	10.46	0.20	0.30	0.50	(0.22)	–	(0.22)	10.74
2015	(h)	10.48	0.08	0.01	0.09	(0.11)	–	(0.11)	10.46
CORE PLUS BOND FUND
Class A shares
2016	(c)	10.80	0.12	0.11	0.23	(0.11)	–	(0.11)	10.92
2015		10.97	0.24	(0.17)	0.07	(0.24)	–	(0.24)	10.80
2014		10.80	0.23	0.20	0.43	(0.26)	–	(0.26)	10.97
2013		11.09	0.24	(0.30)	(0.06)	(0.23)	–	(0.23)	10.80
2012		10.63	0.29	0.49	0.78	(0.32)	–	(0.32)	11.09
2011		10.57	0.37	0.08	0.45	(0.38)	(0.01)	(0.39)	10.63
Class C shares
2016	(c)	10.80	0.07	0.13	0.20	(0.07)	–	(0.07)	10.93
2015		10.97	0.14	(0.16)	(0.02)	(0.15)	–	(0.15)	10.80
2014		10.80	0.14	0.19	0.33	(0.16)	–	(0.16)	10.97
2013		11.09	0.15	(0.30)	(0.15)	(0.14)	–	(0.14)	10.80
2012		10.63	0.20	0.50	0.70	(0.24)	–	(0.24)	11.09
2011		10.57	0.28	0.08	0.36	(0.29)	(0.01)	(0.30)	10.63

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of		Ratio of Expenses to		Ratio of Net
			Expenses to		Average Net Assets		Investment Income
		Net Assets, End of	Average Net		(Excluding Interest		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Expense and Fees)		Assets		Turnover Rate

4.82	%(d)	$259,462	0.80	%(e)	0.77%(e),(f)		3.63	%(e)	29.9	%(e)
3.67		201,572	0.81		0.78	(f)	3.92		26.6
12.28		215,618	0.81		0.77	(f)	4.25		28.7
(2.57)		163,521	0.81		0.77	(f)	4.25		20.4
12.18		212,099	0.81		0.77	(f)	4.26		21.9
2.03		202,248	0.86		0.81	(f)	4.91		45.4

4.36	(d)	31,942	1.66	(e)	1.63 (e)	,(f)	2.75	(e)	29.9	(e)
2.70		16,014	1.74		1.71	(f)	2.99		26.6
11.15		11,563	1.79		1.75	(f)	3.27		28.7
(3.57)		8,301	1.84		1.80	(f)	3.23		20.4
11.12		10,486	1.74		1.70	(f)	3.33		21.9
1.15		9,786	1.82		1.77	(f)	3.95		45.4

4.86	(d)	50,878	0.55 (e)	,(g)	0.52 (e)	,(f),(g)	3.81	(e)	29.9	(e)
0.91	(d)	6,710	0.68 (e)	,(g)	0.65 (e)	,(f),(g)	3.88	(e)	26.6	(e)

2.16	(d)	95,149	0.88 (e)	,(g)	N/A		2.22	(e)	179.9	(e)
0.63		96,057	0.88	(g)	N/A		2.16		208.3
4.02		101,747	0.88	(g)	N/A		2.15		204.5
(0.52)		106,666	0.94	(g)	N/A		2.16		205.6
7.49		127,605	0.94	(g)	N/A		2.65		218.6
4.33		130,506	0.94	(g)	N/A		3.50		265.5

1.72 (d)	,(i)	8,548	1.75 (e)	,(g)	N/A		1.35	(e)	179.9	(e)
(0.23)		7,020	1.75	(g)	N/A		1.28		208.3
3.12		6,654	1.75	(g)	N/A		1.28		204.5
(1.33)		6,967	1.75	(g)	N/A		1.35		205.6
6.63		8,861	1.75	(g)	N/A		1.82		218.6
3.49		7,106	1.75	(g)	N/A		2.68		265.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from August 24, 2015, date shares first offered, through October 31, 2015.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2016	(c)	$11.55	$0.06	($0.28)	($0.22)	($0.11)	($0.11)	$11.22	(1.92	)%(d)
2015		11.96	0.15	(0.44)	(0.29)	(0.12)	(0.12)	11.55	(2.39)
2014		11.79	0.13	0.22	0.35	(0.18)	(0.18)	11.96	2.94
2013		9.88	0.14	1.93	2.07	(0.16)	(0.16)	11.79	21.15
2012		9.41	0.16	0.41	0.57	(0.10)	(0.10)	9.88	6.13
2011		9.80	0.15	(0.45)	(0.30)	(0.09)	(0.09)	9.41	(3.17)
Class C shares
2016	(c)	11.51	0.02	(0.27)	(0.25)	(0.04)	(0.04)	11.22	(2.19	) (d)
2015		11.91	0.06	(0.43)	(0.37)	(0.03)	(0.03)	11.51	(3.12)
2014		11.77	0.04	0.21	0.25	(0.11)	(0.11)	11.91	2.10
2013		9.86	0.07	1.93	2.00	(0.09)	(0.09)	11.77	20.47
2012		9.38	0.10	0.41	0.51	(0.03)	(0.03)	9.86	5.47
2011		9.78	0.08	(0.45)	(0.37)	(0.03)	(0.03)	9.38	(3.78)
Class P shares
2016	(c)	11.48	0.08	(0.27)	(0.19)	(0.15)	(0.15)	11.14	(1.69	) (d)
2015		11.90	0.19	(0.44)	(0.25)	(0.17)	(0.17)	11.48	(2.11)
2014		11.74	0.17	0.21	0.38	(0.22)	(0.22)	11.90	3.25
2013		9.85	0.19	1.90	2.09	(0.20)	(0.20)	11.74	21.55
2012		9.38	0.20	0.41	0.61	(0.14)	(0.14)	9.85	6.67
2011		9.80	0.14	(0.42)	(0.28)	(0.14)	(0.14)	9.38	(2.93)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$229,569	1.38	%(e)	1.13	%(e)	45.1	%(e)
242,162	1.35		1.28		51.7
255,248	1.33		1.10		67.0
263,419	1.40		1.34		76.9
235,602	1.49		1.67		74.2
247,806	1.44		1.48		75.7	(f)

14,366	2.08 (e)	,(g)	0.46	(e)	45.1	(e)
14,376	2.08	(g)	0.55		51.7
13,125	2.08	(g)	0.36		67.0
12,440	2.08	(g)	0.64		76.9
9,787	2.08	(g)	1.08		74.2
10,546	2.08	(g)	0.83		75.7	(f)

4,060	1.03 (e)	,(g)	1.49	(e)	45.1	(e)
3,992	1.03	(g)	1.59		51.7
4,487	1.03	(g)	1.40		67.0
1,656	1.04	(g)	1.73		76.9
862	1.06	(g)	2.15		74.2
713	1.07	(g)	1.49		75.7	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
EQUITY INCOME FUND
Class A shares
2016	(c)	$25.80	$0.28	$0.13	$0.41	($0.27)	($0.27)	$25.94	1.60	%(d)
2015		26.27	0.54	(0.50)	0.04	(0.51)	(0.51)	25.80	0.16
2014		23.14	0.56	3.04	3.60	(0.47)	(0.47)	26.27	15.66
2013		19.47	0.55	3.65	4.20	(0.53)	(0.53)	23.14	21.87
2012		17.57	0.50	1.87	2.37	(0.47)	(0.47)	19.47	13.64
2011		16.91	0.49	0.63	1.12	(0.46)	(0.46)	17.57	6.69
Class C shares
2016	(c)	25.22	0.18	0.12	0.30	(0.18)	(0.18)	25.34	1.23 (d)	,(f)
2015		25.69	0.34	(0.49)	(0.15)	(0.32)	(0.32)	25.22	(0.57)
2014		22.65	0.37	2.96	3.33	(0.29)	(0.29)	25.69	14.79
2013		19.07	0.38	3.58	3.96	(0.38)	(0.38)	22.65	21.01
2012		17.22	0.35	1.84	2.19	(0.34)	(0.34)	19.07	12.83
2011		16.59	0.36	0.61	0.97	(0.34)	(0.34)	17.22	5.87
Class P shares
2016	(c)	25.81	0.32	0.11	0.43	(0.30)	(0.30)	25.94	1.71	(d)
2015		26.28	0.62	(0.50)	0.12	(0.59)	(0.59)	25.81	0.45
2014		23.15	0.62	3.05	3.67	(0.54)	(0.54)	26.28	15.99
2013		19.47	0.61	3.66	4.27	(0.59)	(0.59)	23.15	22.27
2012		17.57	0.54	1.88	2.42	(0.52)	(0.52)	19.47	13.91
2011		16.93	0.51	0.66	1.17	(0.53)	(0.53)	17.57	6.95

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$902,026	0.92	%(e)	2.24	%(e)	19.5	%(e)
942,277	0.91		2.06		15.8
990,916	0.89		2.26		14.5
916,224	0.93		2.57		16.4
709,464	0.96		2.66		23.5
607,610	0.95		2.79		16.6

184,264	1.66	(e)	1.50	(e)	19.5	(e)
189,402	1.64		1.32		15.8
191,198	1.63		1.51		14.5
160,568	1.66		1.83		16.4
112,082	1.70		1.93		23.5
100,409	1.67		2.07		16.6

125,549	0.61 (e)	,(g)	2.54	(e)	19.5	(e)
125,785	0.62	(g)	2.35		15.8
130,436	0.62	(g)	2.50		14.5
82,839	0.63	(g)	2.83		16.4
50,045	0.70	(g)	2.89		23.5
32,417	0.70	(g)	2.92		16.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2016	(c)	$13.59	$0.36	($0.20)	$0.16	($0.40)	$–	($0.40)	$13.35
2015		14.76	0.65	(0.86)	(0.21)	(0.61)	(0.35)	(0.96)	13.59
2014		14.23	0.63	0.51	1.14	(0.61)	–	(0.61)	14.76
2013		14.14	0.67	0.20	0.87	(0.66)	(0.12)	(0.78)	14.23
2012		12.98	0.76	1.16	1.92	(0.72)	(0.04)	(0.76)	14.14
2011		13.35	0.79	(0.35)	0.44	(0.70)	(0.11)	(0.81)	12.98
Class C shares
2016	(c)	13.51	0.31	(0.20)	0.11	(0.35)	–	(0.35)	13.27
2015		14.69	0.54	(0.87)	(0.33)	(0.50)	(0.35)	(0.85)	13.51
2014		14.17	0.52	0.51	1.03	(0.51)	–	(0.51)	14.69
2013		14.08	0.55	0.22	0.77	(0.56)	(0.12)	(0.68)	14.17
2012		12.93	0.66	1.15	1.81	(0.62)	(0.04)	(0.66)	14.08
2011		13.30	0.69	(0.35)	0.34	(0.60)	(0.11)	(0.71)	12.93
Class P shares
2016	(c)	13.52	0.38	(0.20)	0.18	(0.42)	–	(0.42)	13.28
2015		14.69	0.69	(0.87)	(0.18)	(0.64)	(0.35)	(0.99)	13.52
2014		14.17	0.66	0.51	1.17	(0.65)	–	(0.65)	14.69
2013		14.09	0.69	0.21	0.90	(0.70)	(0.12)	(0.82)	14.17
2012		12.93	0.79	1.16	1.95	(0.75)	(0.04)	(0.79)	14.09
2011		13.31	0.83	(0.36)	0.47	(0.74)	(0.11)	(0.85)	12.93
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2016	(c)	8.75	0.09	(0.01)	0.08	(0.15)	(0.16)	(0.31)	8.52
2015		8.72	0.10	0.21	0.31	(0.23)	(0.05)	(0.28)	8.75
2014		8.30	0.10	0.76	0.86	(0.16)	(0.28)	(0.44)	8.72
2013		7.83	0.11	0.94	1.05	(0.43)	(0.15)	(0.58)	8.30
2012		6.72	0.10	1.16	1.26	(0.15)	–	(0.15)	7.83
2011		6.83	0.08	(0.06)	0.02	(0.09)	(0.04)	(0.13)	6.72
Class C shares
2016	(c)	8.50	0.05	(0.01)	0.04	(0.11)	(0.16)	(0.27)	8.27
2015		8.50	0.03	0.20	0.23	(0.18)	(0.05)	(0.23)	8.50
2014		8.12	0.03	0.74	0.77	(0.11)	(0.28)	(0.39)	8.50
2013		7.67	0.04	0.93	0.97	(0.37)	(0.15)	(0.52)	8.12
2012		6.59	0.05	1.14	1.19	(0.11)	–	(0.11)	7.67
2011		6.71	0.03	(0.06)	(0.03)	(0.05)	(0.04)	(0.09)	6.59
Class P shares
2016	(c)	9.31	0.11	(0.02)	0.09	(0.16)	(0.16)	(0.32)	9.08
2015		9.25	0.12	0.24	0.36	(0.25)	(0.05)	(0.30)	9.31
2014		8.78	0.12	0.81	0.93	(0.18)	(0.28)	(0.46)	9.25
2013		8.24	0.14	1.00	1.14	(0.45)	(0.15)	(0.60)	8.78
2012		7.07	0.14	1.20	1.34	(0.17)	–	(0.17)	8.24
2011	(i)	7.35	0.11	(0.28)	(0.17)	(0.11)	–	(0.11)	7.07

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Expenses to
			Ratio of		Average Net Assets		Ratio of Net
		Net Assets, End of	Expenses to		(Excluding Dividends and		Investment Income
		Period (in	Average Net		Interest Expense on Short		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Sales and Short Sale Fees)		Assets		Turnover Rate

1.27	%(d)	$2,052,723	1.18	%(e)	1.10%(e),(f)		5.55	%(e)	92.1	%(e)
(1.49)		2,353,934	1.09		1.08	(f)	4.64		76.9
8.18		2,466,867	1.17	(g)	1.08	(f)	4.33		83.4
6.40		2,658,057	1.15	(g)	1.10	(f)	4.71		79.0
15.25		2,019,170	1.13	(g)	N/A		5.64		50.8
3.25		996,753	1.16	(g)	N/A		5.94		47.6

0.83 (d)	,(h)	2,454,180	1.93	(e)	1.85 (e)	,(f)	4.80	(e)	92.1	(e)
(2.17	) (h)	2,677,807	1.85		1.84	(f)	3.88		76.9
7.27	(h)	2,766,661	1.92	(g)	1.83	(f)	3.56		83.4
5.65		2,372,549	1.91	(g)	1.86	(f)	3.94		79.0
14.39		1,535,844	1.89	(g)	N/A		4.87		50.8
2.55		727,143	1.90	(g)	N/A		5.22		47.6

1.41	(d)	2,575,328	0.91 (e)	,(g)	0.83 (e)	,(f)	5.82	(e)	92.1	(e)
(1.25)		2,972,152	0.83	(g)	0.82	(f)	4.90		76.9
8.43		3,329,928	0.91	(g)	0.82	(f)	4.55		83.4
6.63		2,285,742	0.89	(g)	0.84	(f)	4.93		79.0
15.59		1,125,168	0.90	(g)	N/A		5.84		50.8
3.51		420,384	0.83	(g)	N/A		6.38		47.6

0.97	(d)	170,427	1.30	(e)	N/A		2.16	(e)	74.4	(e)
3.59		146,690	1.32	(g)	N/A		1.11		47.5
11.07		102,093	1.32	(g)	N/A		1.16		29.3
13.94		70,426	1.37	(g)	N/A		1.40		52.4
19.08		20,896	1.45	(g)	N/A		1.46		87.9
0.28		13,483	1.45	(g)	N/A		1.18		78.8

0.60	(d)	56,614	2.11 (e)	,(g)	N/A		1.32	(e)	74.4	(e)
2.75		59,807	2.09	(g)	N/A		0.35		47.5
10.08		47,399	2.14	(g)	N/A		0.33		29.3
13.19		24,808	2.20	(g)	N/A		0.53		52.4
18.27		5,021	2.20	(g)	N/A		0.70		87.9
(0.52)		2,887	2.20	(g)	N/A		0.45		78.8

1.03	(d)	237,074	1.00 (e)	,(g)	N/A		2.44	(e)	74.4	(e)
3.98		226,953	1.03	(g)	N/A		1.34		47.5
11.33		109,673	1.06	(g)	N/A		1.39		29.3
14.36		51,000	1.08	(g)	N/A		1.61		52.4
19.37		6,970	1.09	(g)	N/A		1.78		87.9
(2.25	) (d)	3,378	1.10 (e)	,(g)	N/A		1.80	(e)	78.8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from December 29, 2010, date shares first offered, through October 31, 2011.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2016	(c)	$10.93	$0.15	$0.04	$0.19	($0.19)	($0.19)	$10.93	1.73	%(d)
2015		11.03	0.26	(0.06)	0.20	(0.30)	(0.30)	10.93	1.80
2014		10.98	0.24	0.13	0.37	(0.32)	(0.32)	11.03	3.39
2013		11.37	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.98	(0.61)
2012		11.26	0.31	0.20	0.51	(0.40)	(0.40)	11.37	4.58
2011		11.28	0.37	0.02	0.39	(0.41)	(0.41)	11.26	3.60
Class C shares
2016	(c)	10.92	0.10	0.04	0.14	(0.14)	(0.14)	10.92	1.33	(d)
2015		11.02	0.15	(0.04)	0.11	(0.21)	(0.21)	10.92	0.97
2014		10.97	0.15	0.12	0.27	(0.22)	(0.22)	11.02	2.52
2013		11.36	0.15	(0.31)	(0.16)	(0.23)	(0.23)	10.97	(1.44)
2012		11.25	0.21	0.20	0.41	(0.30)	(0.30)	11.36	3.73
2011		11.27	0.28	0.02	0.30	(0.32)	(0.32)	11.25	2.76
Class P shares
2016	(c)	10.96	0.15	0.04	0.19	(0.19)	(0.19)	10.96	1.79	(d)
2015		11.05	0.26	(0.04)	0.22	(0.31)	(0.31)	10.96	1.99
2014		11.00	0.25	0.13	0.38	(0.33)	(0.33)	11.05	3.47
2013		11.39	0.25	(0.31)	(0.06)	(0.33)	(0.33)	11.00	(0.52)
2012		11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39	4.68
2011		11.28	0.37	0.05	0.42	(0.42)	(0.42)	11.28	3.87

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

	Ratio of				Ratio of Net
	Expenses to		Ratio of Gross		Investment Income
Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

$313,705	0.81	%(e)	0.91%(e),(f)		2.71	%(e)	29.4	%(e)
291,241	0.80		0.90	(f)	2.32		31.0
316,531	0.79		0.89	(f)	2.22		32.8
387,828	0.79		0.89	(f)	2.17		41.1
513,204	0.81		0.91	(f)	2.73		52.8
421,315	0.82		0.92	(f)	3.30		104.7

60,092	1.63 (e)	,(g)	–		1.89	(e)	29.4	(e)
54,699	1.63	(g)	–		1.40		31.0
59,847	1.63	(g)	–		1.38		32.8
82,486	1.63	(g)	–		1.33		41.1
113,801	1.63	(g)	–		1.90		52.8
81,404	1.63	(g)	–		2.48		104.7

13,110	0.70 (e)	,(g)	–		2.84	(e)	29.4	(e)
8,300	0.70	(g)	–		2.33		31.0
7,390	0.70	(g)	–		2.32		32.8
10,855	0.70	(g)	–		2.26		41.1
17,803	0.70	(g)	–		2.83		52.8
13,022	0.70	(g)	–		3.28		104.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Class A shares
2016	(c)	$7.16	$0.20	($0.14)	$0.06	($0.23)	$–	($0.23)	$6.99
2015		7.72	0.40	(0.47)	(0.07)	(0.41)	(0.08)	(0.49)	7.16
2014		7.94	0.43	(0.03)	0.40	(0.46)	(0.16)	(0.62)	7.72
2013		7.84	0.49	0.19	0.68	(0.51)	(0.07)	(0.58)	7.94
2012		7.72	0.52	0.40	0.92	(0.54)	(0.26)	(0.80)	7.84
2011		8.18	0.60	(0.28)	0.32	(0.63)	(0.15)	(0.78)	7.72
Class C shares
2016	(c)	7.23	0.18	(0.15)	0.03	(0.20)	–	(0.20)	7.06
2015		7.78	0.35	(0.47)	(0.12)	(0.35)	(0.08)	(0.43)	7.23
2014		8.01	0.38	(0.04)	0.34	(0.41)	(0.16)	(0.57)	7.78
2013		7.90	0.44	0.19	0.63	(0.45)	(0.07)	(0.52)	8.01
2012		7.77	0.47	0.40	0.87	(0.48)	(0.26)	(0.74)	7.90
2011		8.23	0.55	(0.29)	0.26	(0.57)	(0.15)	(0.72)	7.77
Class P shares
2016	(c)	7.16	0.21	(0.14)	0.07	(0.24)	–	(0.24)	6.99
2015		7.72	0.42	(0.48)	(0.06)	(0.42)	(0.08)	(0.50)	7.16
2014		7.94	0.45	(0.02)	0.43	(0.49)	(0.16)	(0.65)	7.72
2013		7.84	0.51	0.19	0.70	(0.53)	(0.07)	(0.60)	7.94
2012		7.72	0.54	0.40	0.94	(0.56)	(0.26)	(0.82)	7.84
2011		8.15	0.61	(0.24)	0.37	(0.65)	(0.15)	(0.80)	7.72
HIGH YIELD FUND I
Class A shares
2016	(c)	9.64	0.26	(0.15)	0.11	(0.25)	–	(0.25)	9.50
2015		10.49	0.51	(0.75)	(0.24)	(0.53)	(0.08)	(0.61)	9.64
2014		10.76	0.54	(0.06)	0.48	(0.54)	(0.21)	(0.75)	10.49
2013	(h)	10.70	0.36	0.07	0.43	(0.37)	–	(0.37)	10.76

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

0.94	%(d)	$901,601	0.95	%(e)	6.03	%(e)	38.1	%(e)
(0.90)		1,039,461	0.88		5.42		45.1
5.32		1,192,803	0.93		5.53		51.7
8.90		1,964,696	0.92		6.21		69.6
12.85		1,829,010	0.91		6.84		82.6
4.06		1,663,615	0.92		7.57		82.8

0.44 (d)	,(f)	375,888	1.66	(e)	5.33	(e)	38.1	(e)
(1.50)		415,004	1.63		4.69		45.1
4.42		502,489	1.62		4.82		51.7
8.18		552,250	1.63		5.50		69.6
12.07		596,620	1.65		6.10		82.6
3.29		518,144	1.63		6.84		82.8

1.07	(d)	511,964	0.67 (e)	,(g)	6.31	(e)	38.1	(e)
(0.73)		538,738	0.71	(g)	5.59		45.1
5.62		1,049,626	0.65	(g)	5.74		51.7
9.16		653,980	0.67	(g)	6.45		69.6
13.08		583,929	0.71	(g)	7.04		82.6
4.74		449,834	0.61	(g)	7.78		82.8

1.42 (d)	,(f)	4,039	1.05 (e)	,(g)	5.61	(e)	45.4	(e)
(2.37)		3,981	1.05	(g)	4.96		49.6
4.56		2,661	1.05	(g)	5.09		43.2
4.11	(d)	33,001	1.05 (e)	,(g)	5.07	(e)	67.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from March 1, 2013, date shares first offered, through October 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INCOME FUND
Class A shares
2016	(c)	$9.48	$0.14	$0.06	$0.20	($0.17)	$–	($0.17)	$9.51
2015		9.76	0.27	(0.26)	0.01	(0.29)	–	(0.29)	9.48
2014		9.65	0.32	0.13	0.45	(0.34)	–	(0.34)	9.76
2013		9.98	0.34	(0.31)	0.03	(0.36)	–	(0.36)	9.65
2012		9.55	0.41	0.45	0.86	(0.43)	–	(0.43)	9.98
2011		9.65	0.45	(0.07)	0.38	(0.48)	–	(0.48)	9.55
Class C shares
2016	(c)	9.53	0.10	0.06	0.16	(0.13)	–	(0.13)	9.56
2015		9.81	0.20	(0.27)	(0.07)	(0.21)	–	(0.21)	9.53
2014		9.70	0.24	0.13	0.37	(0.26)	–	(0.26)	9.81
2013		10.03	0.26	(0.30)	(0.04)	(0.29)	–	(0.29)	9.70
2012		9.60	0.33	0.45	0.78	(0.35)	–	(0.35)	10.03
2011		9.70	0.38	(0.07)	0.31	(0.41)	–	(0.41)	9.60
Class P shares
2016	(c)	9.50	0.15	0.06	0.21	(0.18)	–	(0.18)	9.53
2015		9.78	0.29	(0.26)	0.03	(0.31)	–	(0.31)	9.50
2014		9.67	0.33	0.14	0.47	(0.36)	–	(0.36)	9.78
2013		10.00	0.36	(0.31)	0.05	(0.38)	–	(0.38)	9.67
2012		9.57	0.43	0.45	0.88	(0.45)	–	(0.45)	10.00
2011		9.67	0.46	(0.06)	0.40	(0.50)	–	(0.50)	9.57
INFLATION PROTECTION FUND
Class A shares
2016	(c)	8.29	(0.07)	0.30	0.23	(0.06)	–	(0.06)	8.46
2015		8.62	0.01	(0.23)	(0.22)	(0.11)	–	(0.11)	8.29
2014		8.69	0.05	0.04	0.09	–	(0.16)	(0.16)	8.62
2013		9.32	0.02	(0.63)	(0.61)	(0.02)	–	(0.02)	8.69
2012		8.70	0.04	0.59	0.63	(0.01)	–	(0.01)	9.32
2011		8.29	0.25	0.38	0.63	(0.22)	–	(0.22)	8.70
Class C shares
2016	(c)	7.99	(0.09)	0.28	0.19	(0.04)	–	(0.04)	8.14
2015		8.36	(0.10)	(0.18)	(0.28)	(0.09)	–	(0.09)	7.99
2014		8.50	(0.02)	0.04	0.02	–	(0.16)	(0.16)	8.36
2013		9.16	(0.05)	(0.61)	(0.66)	–	–	–	8.50
2012		8.61	(0.02)	0.57	0.55	–	–	–	9.16
2011		8.23	0.17	0.38	0.55	(0.17)	–	(0.17)	8.61

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

2.12	%(d)	$262,112	0.89	%(e)	2.93	%(e)	14.4	%(e)
0.06		265,113	0.87		2.82		11.5
4.77		272,809	0.86		3.26		11.3
0.36		293,396	0.89		3.43		20.7
9.23		338,977	0.90		4.20		14.1
4.12		268,621	0.90		4.75		16.9

1.70	(d)	65,186	1.69	(e)	2.13	(e)	14.4	(e)
(0.73)		64,349	1.66		2.02		11.5
3.90		65,027	1.67		2.45		11.3
(0.42)		73,328	1.67		2.65		20.7
8.33		86,409	1.68		3.41		14.1
3.30		63,548	1.68		3.98		16.9

2.23	(d)	28,408	0.64 (e)	,(f)	3.18	(e)	14.4	(e)
0.27		20,563	0.66	(f)	3.02		11.5
4.94		25,010	0.68	(f)	3.40		11.3
0.56		12,960	0.69	(f)	3.63		20.7
9.42		15,196	0.70	(f)	4.37		14.1
4.31		9,474	0.70	(f)	4.83		16.9

2.78	(d)	13,034	0.90 (e)	,(f)	(1.60	) (e)	68.8	(e)
(2.62)		13,490	0.90	(f)	0.09		54.5
1.07		15,296	0.90	(f)	0.55		101.6
(6.52)		18,098	0.90	(f)	0.24		100.9
7.24		29,440	0.90	(f)	0.41		152.9
7.74		30,170	0.90	(f)	3.00		131.9

2.45	(d)	3,777	1.65 (e)	,(f)	(2.31	) (e)	68.8	(e)
(3.36)		3,834	1.65	(f)	(1.20)		54.5
0.25		4,222	1.65	(f)	(0.18)		101.6
(7.21)		5,259	1.65	(f)	(0.52)		100.9
6.43		9,304	1.65	(f)	(0.21)		152.9
6.85		5,840	1.65	(f)	2.13		131.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2016	(c)	$21.37	$0.03	($0.67)	($0.64)	($0.06)	($0.06)	$20.67	(2.97	)%(d)
2015		25.01	0.19	(3.56)	(3.37)	(0.27)	(0.27)	21.37	(13.56)
2014		25.11	0.18	(0.23)	(0.05)	(0.05)	(0.05)	25.01	(0.18)
2013		24.52	0.18	0.65	0.83	(0.24)	(0.24)	25.11	3.34
2012		23.76	0.20	0.74	0.94	(0.18)	(0.18)	24.52	4.05
2011		25.69	0.25	(2.16)	(1.91)	(0.02)	(0.02)	23.76	(7.45)
Class C shares
2016	(c)	20.45	(0.07)	(0.64)	(0.71)	–	–	19.74	(3.42) (d),(g)
2015		23.96	(0.06)	(3.39)	(3.45)	(0.06)	(0.06)	20.45	(14.43)
2014		24.24	(0.05)	(0.23)	(0.28)	–	–	23.96	(1.16)
2013		23.69	(0.06)	0.61	0.55	–	–	24.24	2.32
2012		22.98	(0.02)	0.73	0.71	–	–	23.69	3.09
2011		25.06	0.02	(2.10)	(2.08)	–	–	22.98	(8.30)
Class P shares
2016	(c)	21.22	0.06	(0.65)	(0.59)	(0.15)	(0.15)	20.48	(2.78	) (d)
2015		24.84	0.26	(3.52)	(3.26)	(0.36)	(0.36)	21.22	(13.24)
2014		24.97	0.28	(0.23)	0.05	(0.18)	(0.18)	24.84	0.20
2013		24.37	0.30	0.65	0.95	(0.35)	(0.35)	24.97	3.87
2012		23.65	0.32	0.71	1.03	(0.31)	(0.31)	24.37	4.51
2011		25.60	0.48	(2.28)	(1.80)	(0.15)	(0.15)	23.65	(7.09)
INTERNATIONAL FUND I
Class A shares
2016	(c)	13.45	0.02	(0.86)	(0.84)	(0.08)	(0.08)	12.53	(6.35) (d),(g)
2015		13.63	0.14	(0.01)	0.13	(0.31)	(0.31)	13.45	0.96	(g)
2014	(h)	13.71	–	(0.08)	(0.08)	–	–	13.63	(0.51) (d),(g)
Class P shares
2016	(c)	13.51	0.06	(0.88)	(0.82)	(0.10)	(0.10)	12.59	(6.09	) (d)
2015		13.65	0.19	(0.01)	0.18	(0.32)	(0.32)	13.51	1.29	(g)
2014	(h)	13.71	0.09	(0.15)	(0.06)	–	–	13.65	(0.36) (d),(g)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$73,022	1.75%(e),(f)		0.07	%(e)	133.1	%(e)
78,797	1.75	(f)	0.79		88.4
93,053	1.76	(f)	0.71		114.7
100,585	1.82		0.73		117.2
109,294	1.84		0.83		104.8
113,266	1.77		0.98		88.4

8,788	2.80 (e)	,(f)	(0.98	) (e)	133.1	(e)
9,388	2.80	(f)	(0.25)		88.4
10,906	2.70	(f)	(0.20)		114.7
10,913	2.80	(f)	(0.25)		117.2
12,148	2.77	(f)	(0.07)		104.8
12,140	2.67	(f)	0.09		88.4

1,501	1.39 (e)	,(f)	0.43	(e)	133.1	(e)
1,279	1.38	(f)	1.14		88.4
2,023	1.37	(f)	1.14		114.7
2,508	1.38	(f)	1.24		117.2
2,310	1.38	(f)	1.36		104.8
1,919	1.38	(f)	1.94		88.4

4,953	1.45 (e)	,(f)	0.27	(e)	62.8	(e)
5,303	1.45	(f)	1.02		52.8
771	1.45 (e)	,(f)	(0.01	) (e)	128.4	(e)

69,149	0.98 (e)	,(f)	0.99	(e)	62.8	(e)
34,612	1.08	(f)	1.41		52.8
10	1.10 (e)	,(f)	1.50	(e)	128.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from June 3, 2014, date shares first offered, through October 31, 2014.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class A shares
2016	(c)	$10.94	$–	($0.53)	($0.53)	$–	($1.08)	($1.08)	$9.33
2015		11.55	(0.02)	0.63	0.61	–	(1.22)	(1.22)	10.94
2014		11.25	(0.02)	1.53	1.51	–	(1.21)	(1.21)	11.55
2013		8.68	0.02	2.56	2.58	(0.01)	–	(0.01)	11.25
2012		7.87	(0.01)	0.82	0.81	–	–	–	8.68
2011		7.54	(0.03)	0.36	0.33	–	–	–	7.87
Class C shares
2016	(c)	10.06	(0.04)	(0.48)	(0.52)	–	(1.08)	(1.08)	8.46
2015		10.79	(0.10)	0.59	0.49	–	(1.22)	(1.22)	10.06
2014		10.67	(0.10)	1.43	1.33	–	(1.21)	(1.21)	10.79
2013		8.30	(0.07)	2.44	2.37	–	–	–	10.67
2012		7.58	(0.08)	0.80	0.72	–	–	–	8.30
2011		7.33	(0.09)	0.34	0.25	–	–	–	7.58
Class P shares
2016	(c)	11.31	0.01	(0.55)	(0.54)	(0.01)	(1.08)	(1.09)	9.68
2015		11.86	0.01	0.66	0.67	–	(1.22)	(1.22)	11.31
2014		11.51	0.01	1.57	1.58	(0.02)	(1.21)	(1.23)	11.86
2013		8.90	0.04	2.64	2.68	(0.07)	–	(0.07)	11.51
2012		8.06	0.03	0.83	0.86	(0.02)	–	(0.02)	8.90
2011		7.69	–	0.37	0.37	–	–	–	8.06
LARGECAP GROWTH FUND I
Class A shares
2016	(c)	13.31	(0.02)	(0.41)	(0.43)	–	(1.49)	(1.49)	11.39
2015		13.47	(0.06)	1.17	1.11	–	(1.27)	(1.27)	13.31
2014		12.70	(0.06)	1.60	1.54	–	(0.77)	(0.77)	13.47
2013	(g)	10.52	(0.04)	2.22	2.18	–	–	–	12.70
Class P shares
2016	(c)	13.46	–	(0.41)	(0.41)	–	(1.49)	(1.49)	11.56
2015		13.58	(0.01)	1.19	1.18	(0.03)	(1.27)	(1.30)	13.46
2014	(h)	12.79	(0.01)	0.80	0.79	–	–	–	13.58

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(5.41	)%(d)	$345,937	1.11	%(e)	0.01	%(e)	57.9	%(e)
5.96		380,233	1.07		(0.19)		54.1
14.61		374,202	1.07		(0.17)		57.7
29.76		351,128	1.19		0.17		79.3
10.29		294,477	1.27		(0.12)		64.3
4.38		294,825	1.22		(0.34)		64.8

(5.80	) (d)	17,611	1.95	(e)	(0.83	) (e)	57.9	(e)
5.20		18,986	1.90		(1.03)		54.1
13.62		16,043	1.91		(1.02)		57.7
28.55		14,370	2.05		(0.71)		79.3
9.50		10,657	2.09		(0.94)		64.3
3.41		10,769	2.03		(1.15)		64.8

(5.31	) (d)	10,040	0.83 (e)	,(f)	0.30	(e)	57.9	(e)
6.34		11,686	0.81	(f)	0.08		54.1
14.88		11,169	0.82	(f)	0.08		57.7
30.26		10,754	0.83	(f)	0.36		79.3
10.72		1,482	0.83	(f)	0.32		64.3
4.81		1,144	0.84	(f)	0.06		64.8

(3.59	) (d)	21,913	1.12 (e)	,(f)	(0.36	) (e)	31.1	(e)
9.22		14,606	1.25	(f)	(0.50)		39.3
12.70		6,464	1.25	(f)	(0.47)		38.4
20.72	(d)	1,727	1.25 (e)	,(f)	(0.52	) (e)	37.0	(e)

(3.40	) (d)	1,263	0.79 (e)	,(f)	0.00	(e)	31.1	(e)
9.70		1,300	0.78	(f)	(0.06)		39.3
6.18	(d)	18	0.78 (e)	,(f)	(0.12	) (e)	38.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from March 1, 2013, date shares first offered, through October 31, 2013.
(h)	Period from June 3, 2014, date shares first offered, through October 31, 2014.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2016	(c)	$14.79	$0.12	($0.10)	$0.02	($0.22)	($0.12)	($0.34)	$14.47
2015		14.35	0.23	0.44	0.67	(0.22)	(0.01)	(0.23)	14.79
2014		12.46	0.20	1.86	2.06	(0.17)	–	(0.17)	14.35
2013		10.01	0.18	2.42	2.60	(0.15)	–	(0.15)	12.46
2012		8.88	0.14	1.12	1.26	(0.13)	–	(0.13)	10.01
2011		8.35	0.12	0.50	0.62	(0.09)	–	(0.09)	8.88
Class C shares
2016	(c)	14.49	0.06	(0.10)	(0.04)	(0.12)	(0.12)	(0.24)	14.21
2015		14.08	0.11	0.44	0.55	(0.13)	(0.01)	(0.14)	14.49
2014		12.29	0.09	1.82	1.91	(0.12)	–	(0.12)	14.08
2013		9.89	0.09	2.41	2.50	(0.10)	–	(0.10)	12.29
2012		8.78	0.08	1.11	1.19	(0.08)	–	(0.08)	9.89
2011		8.26	0.06	0.50	0.56	(0.04)	–	(0.04)	8.78
LARGECAP VALUE FUND
Class A shares
2016	(c)	12.75	0.10	(0.39)	(0.29)	(0.19)	(0.88)	(1.07)	11.39
2015		13.90	0.18	0.18	0.36	(0.15)	(1.36)	(1.51)	12.75
2014		13.58	0.15	1.45	1.60	(0.11)	(1.17)	(1.28)	13.90
2013		10.89	0.20	2.66	2.86	(0.17)	–	(0.17)	13.58
2012		9.31	0.14	1.52	1.66	(0.08)	–	(0.08)	10.89
2011		8.80	0.09	0.50	0.59	(0.08)	–	(0.08)	9.31
Class C shares
2016	(c)	12.41	0.05	(0.38)	(0.33)	(0.09)	(0.88)	(0.97)	11.11
2015		13.58	0.07	0.17	0.24	(0.05)	(1.36)	(1.41)	12.41
2014		13.35	0.04	1.42	1.46	(0.06)	(1.17)	(1.23)	13.58
2013		10.74	0.08	2.64	2.72	(0.11)	–	(0.11)	13.35
2012		9.18	0.07	1.51	1.58	(0.02)	–	(0.02)	10.74
2011		8.70	0.02	0.49	0.51	(0.03)	–	(0.03)	9.18
Class P shares
2016	(c)	12.72	0.11	(0.38)	(0.27)	(0.22)	(0.88)	(1.10)	11.35
2015		13.89	0.21	0.18	0.39	(0.20)	(1.36)	(1.56)	12.72
2014	(h)	13.46	0.06	0.37	0.43	–	–	–	13.89

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

0.24%(d),(e)		$269,277	0.49	%(f)	1.73	%(f)	3.8	%(f)
4.68		269,123	0.48		1.56		6.3
16.70		245,546	0.49	(g)	1.48		5.9
26.39		210,726	0.56	(g)	1.63		3.0
14.41		164,163	0.65	(g)	1.49		3.5
7.46		154,105	0.62	(g)	1.37		4.3

(0.18) (d),(e)		38,939	1.30 (f)	,(g)	0.91	(f)	3.8	(f)
3.92		32,500	1.30	(g)	0.74		6.3
15.62		25,433	1.30	(g)	0.66		5.9
25.48		17,352	1.30	(g)	0.85		3.0
13.71		9,111	1.30	(g)	0.84		3.5
6.74		7,082	1.30	(g)	0.68		4.3

(2.29	) (d)	189,505	0.88	(f)	1.70	(f)	93.5	(f)
2.79		202,026	0.86		1.39		90.6
12.72		211,555	0.85		1.16		118.8
26.68		202,301	0.89		1.63		121.4
18.05		167,425	0.99		1.39		117.4
6.65		155,664	0.97		0.92		130.9

(2.72	) (d)	6,750	1.70 (f)	,(g)	0.88	(f)	93.5	(f)
1.88		7,233	1.70	(g)	0.55		90.6
11.78		8,023	1.70	(g)	0.31		118.8
25.52		7,115	1.70	(g)	0.62		121.4
17.25		2,130	1.70	(g)	0.68		117.4
5.81		1,858	1.70	(g)	0.19		130.9

(2.13	) (d)	334	0.62 (f)	,(g)	1.89	(f)	93.5	(f)
3.02		273	0.61	(g)	1.61		90.6
3.19	(d)	205	0.61 (f)	,(g)	1.14	(f)	118.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from June 3, 2014, date shares first offered, through October 31, 2014.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class A shares
2016	(c)	$22.25	($0.02)	($0.07)	($0.09)	$–	($1.29)	($1.29)	$20.87
2015		21.99	(0.01)	1.35	1.34	–	(1.08)	(1.08)	22.25
2014		19.87	0.02	2.52	2.54	–	(0.42)	(0.42)	21.99
2013		15.46	0.04	4.74	4.78	(0.14)	(0.23)	(0.37)	19.87
2012		14.05	0.05	2.20	2.25	(0.03)	(0.81)	(0.84)	15.46
2011		13.03	0.01	1.64	1.65	(0.14)	(0.49)	(0.63)	14.05
Class C shares
2016	(c)	20.77	(0.09)	(0.07)	(0.16)	–	(1.29)	(1.29)	19.32
2015		20.74	(0.17)	1.28	1.11	–	(1.08)	(1.08)	20.77
2014		18.90	(0.12)	2.38	2.26	–	(0.42)	(0.42)	20.74
2013		14.78	(0.09)	4.53	4.44	(0.09)	(0.23)	(0.32)	18.90
2012		13.54	(0.05)	2.10	2.05	–	(0.81)	(0.81)	14.78
2011		12.62	(0.10)	1.59	1.49	(0.08)	(0.49)	(0.57)	13.54
Class P shares
2016	(c)	22.54	0.01	(0.06)	(0.05)	(0.02)	(1.29)	(1.31)	21.18
2015		22.28	0.05	1.36	1.41	(0.07)	(1.08)	(1.15)	22.54
2014		20.10	0.08	2.56	2.64	(0.04)	(0.42)	(0.46)	22.28
2013		15.63	0.09	4.78	4.87	(0.17)	(0.23)	(0.40)	20.10
2012		14.20	0.10	2.22	2.32	(0.08)	(0.81)	(0.89)	15.63
2011		13.18	0.04	1.66	1.70	(0.19)	(0.49)	(0.68)	14.20

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(0.25	)%(d)	$1,894,760	1.00	%(e)	(0.22	)%(e)	22.1	%(e)
6.35		1,995,620	0.98		(0.06)		22.6
13.05		1,863,094	1.00		0.11		18.3
31.58		1,990,943	1.02		0.24		13.0
17.19		1,121,880	1.08	(f)	0.37		21.1
13.03		668,066	1.08	(f)	0.11		33.2

(0.63	) (d)	322,483	1.74	(e)	(0.95	) (e)	22.1	(e)
5.59		346,242	1.71		(0.79)		22.6
12.22		353,109	1.74	(f)	(0.63)		18.3
30.63		346,941	1.77	(f)	(0.54)		13.0
16.31		127,165	1.82	(f)	(0.35)		21.1
12.13		37,997	1.88	(f)	(0.72)		33.2

(0.06	) (d)	2,556,490	0.70 (e)	,(f)	0.08	(e)	22.1	(e)
6.60		2,478,644	0.70	(f)	0.21		22.6
13.43		1,841,917	0.71	(f)	0.38		18.3
31.94		1,264,841	0.73	(f)	0.50		13.0
17.60		515,469	0.79	(f)	0.68		21.1
13.32		50,375	0.80	(f)	0.29		33.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class A shares
2016	(c)	$19.00	$0.08	($0.36)	($0.28)	($0.16)	($0.46)	($0.62)	$18.10
2015		20.54	0.11	0.06	0.17	(0.22)	(1.49)	(1.71)	19.00
2014	(g)	20.10	0.03	0.41	0.44	–	–	–	20.54
Class P shares
2016	(c)	19.12	0.11	(0.35)	(0.24)	(0.23)	(0.46)	(0.69)	18.19
2015		20.58	0.20	0.06	0.26	(0.23)	(1.49)	(1.72)	19.12
2014	(g)	20.10	0.08	0.40	0.48	–	–	–	20.58
MONEY MARKET FUND
Class A shares
2016	(c)	1.00	–	–	–	–	–	–	1.00
2015		1.00	–	–	–	–	–	–	1.00
2014		1.00	–	–	–	–	–	–	1.00
2013		1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
Class C shares
2016	(c)	1.00	–	–	–	–	–	–	1.00
2015		1.00	–	–	–	–	–	–	1.00
2014		1.00	–	–	–	–	–	–	1.00
2013		1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(1.43	)%(d)	$13,934	1.26%(e),(f)		–%		0.88	%(e)	66.0	%(e)
0.82		12,058	1.30	(f)	–		0.55		70.9
2.19	(d)	1,997	1.30 (e)	,(f)	–		0.37	(e)	70.2	(e)

(1.19	) (d)	649	0.83 (e)	,(f)	–		1.25	(e)	66.0	(e)
1.29		158	0.83	(f)	–		1.02		70.9
2.39	(d)	41	0.83 (e)	,(f)	–		0.91	(e)	70.2	(e)

0.00	(d)	475,328	0.42	(e)	0.54 (e)	,(h)	0.00	(e)	0.0	(e)
0.00		465,970	0.20		0.53	(h)	0.00		0.0
0.00		471,109	0.17		0.54	(h)	0.00		0.0
0.00		472,504	0.21		0.54	(h)	0.00		0.0
0.00		458,037	0.29		0.58	(h)	0.00		0.0
0.00		516,229	0.28		0.54	(h)	0.00		0.0

0.00	(d)	24,799	0.44	(e)	1.60 (e)	,(i)	0.00	(e)	0.0	(e)
0.00		19,896	0.20		1.64	(i)	0.00		0.0
0.00		17,977	0.17		1.67	(i)	0.00		0.0
0.00		21,232	0.21		1.66	(i)	0.00		0.0
0.00		17,320	0.29		1.68	(i)	0.00		0.0
0.00		27,556	0.28		1.50	(i)	0.00		0.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 3, 2014, date shares first offered, through October 31, 2014.
(h)	Excludes expense reimbursement from Manager.
(i)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2016	(c)	$59.26	$0.31	($0.82)	($0.51)	($0.66)	($2.35)	($3.01)	$55.74
2015		58.80	0.62	2.60	3.22	(0.53)	(2.23)	(2.76)	59.26
2014		52.54	0.50	7.32	7.82	(0.41)	(1.15)	(1.56)	58.80
2013		41.72	0.57	11.27	11.84	(0.53)	(0.49)	(1.02)	52.54
2012		38.14	0.37	3.99	4.36	(0.30)	(0.48)	(0.78)	41.72
2011		37.16	0.30	2.19	2.49	(0.40)	(1.11)	(1.51)	38.14
Class C shares
2016	(c)	48.72	0.07	(0.67)	(0.60)	(0.35)	(2.35)	(2.70)	45.42
2015		48.88	0.12	2.15	2.27	(0.20)	(2.23)	(2.43)	48.72
2014		44.06	0.02	6.11	6.13	(0.16)	(1.15)	(1.31)	48.88
2013		35.19	0.14	9.49	9.63	(0.27)	(0.49)	(0.76)	44.06
2012		32.29	0.02	3.40	3.42	(0.04)	(0.48)	(0.52)	35.19
2011		31.73	(0.03)	1.86	1.83	(0.16)	(1.11)	(1.27)	32.29
Class P shares
2016	(c)	60.00	0.39	(0.83)	(0.44)	(0.80)	(2.35)	(3.15)	56.41
2015		59.49	0.77	2.63	3.40	(0.66)	(2.23)	(2.89)	60.00
2014		53.15	0.62	7.40	8.02	(0.53)	(1.15)	(1.68)	59.49
2013		42.23	0.67	11.40	12.07	(0.66)	(0.49)	(1.15)	53.15
2012		38.56	0.48	4.05	4.53	(0.38)	(0.48)	(0.86)	42.23
2011		37.62	0.38	2.22	2.60	(0.55)	(1.11)	(1.66)	38.56

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(0.83	)%(d)	$895,946	0.85	%(e)	1.12	%(e)	48.6	%(e)
5.72		933,710	0.84		1.06		14.0
15.22		810,788	0.82		0.91		8.3
28.98		734,098	0.90		1.22		14.3
11.73		591,255	0.97		0.92		8.2
6.73		578,850	0.94		0.77		12.7

(1.23	) (d)	47,083	1.67	(e)	0.29	(e)	48.6	(e)
4.87		48,298	1.65	(f)	0.25		14.0
14.22		42,658	1.67	(f)	0.05		8.3
27.89		35,400	1.73	(f)	0.36		14.3
10.83		24,958	1.82	(f)	0.06		8.2
5.77		23,009	1.82	(f)	(0.10)		12.7

(0.70	) (d)	33,249	0.58 (e)	,(f)	1.39	(e)	48.6	(e)
5.97		33,658	0.60	(f)	1.30		14.0
15.45		31,028	0.60	(f)	1.11		8.3
29.27		21,302	0.67	(f)	1.42		14.3
12.07		14,471	0.68	(f)	1.18		8.2
6.95		9,214	0.71	(f)	0.99		12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class A shares
2016	(c)	$23.22	$0.27	$0.58	$0.85	($0.16)	($1.22)	($1.38)	$22.69
2015		22.25	0.25	1.19	1.44	(0.25)	(0.22)	(0.47)	23.22
2014		21.63	0.19	3.63	3.82	(0.29)	(2.91)	(3.20)	22.25
2013		19.54	0.29	2.01	2.30	(0.21)	–	(0.21)	21.63
2012		17.40	0.19	2.08	2.27	(0.13)	–	(0.13)	19.54
2011		15.83	0.05	1.65	1.70	(0.13)	–	(0.13)	17.40
Class C shares
2016	(c)	22.90	0.18	0.56	0.74	(0.08)	(1.22)	(1.30)	22.34
2015		21.95	0.08	1.17	1.25	(0.08)	(0.22)	(0.30)	22.90
2014		21.38	0.03	3.59	3.62	(0.14)	(2.91)	(3.05)	21.95
2013		19.33	0.12	1.99	2.11	(0.06)	–	(0.06)	21.38
2012		17.24	0.03	2.06	2.09	–	–	–	19.33
2011		15.74	(0.09)	1.64	1.55	(0.05)	–	(0.05)	17.24
Class P shares
2016	(c)	23.22	0.31	0.58	0.89	(0.20)	(1.22)	(1.42)	22.69
2015		22.24	0.32	1.20	1.52	(0.32)	(0.22)	(0.54)	23.22
2014		21.62	0.24	3.64	3.88	(0.35)	(2.91)	(3.26)	22.24
2013		19.53	0.36	2.01	2.37	(0.28)	–	(0.28)	21.62
2012		17.40	0.25	2.07	2.32	(0.19)	–	(0.19)	19.53
2011		15.83	0.07	1.70	1.77	(0.20)	–	(0.20)	17.40

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

3.77%(d),(e)		$327,570	1.29	%(f)	2.43	%(f)	37.8	%(f)
6.57	(e)	289,165	1.30		1.08		26.2
21.34		208,670	1.30	(g)	0.92		11.1
11.83		158,650	1.33	(g)	1.36		42.1
13.07		157,471	1.36	(g)	0.98		44.6
10.81		121,955	1.37	(g)	0.28		29.3

3.38	(d)	45,727	2.08 (f)	,(g)	1.65	(f)	37.8	(f)
5.71		42,051	2.07	(g)	0.35		26.2
20.42		33,740	2.09	(g)	0.13		11.1
10.91		28,091	2.11	(g)	0.57		42.1
12.12		21,622	2.20	(g)	0.14		44.6
9.90		17,554	2.17	(g)	(0.54)		29.3

4.00	(d)	97,221	0.94 (f)	,(g)	2.78	(f)	37.8	(f)
6.89		73,264	0.97	(g)	1.40		26.2
21.74		43,891	1.00	(g)	1.22		11.1
12.22		34,291	0.99	(g)	1.69		42.1
13.38		22,975	1.03	(g)	1.31		44.6
11.28		18,080	1.03	(g)	0.44		29.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class A shares
2016	(c)	$12.18	$0.10	$0.03	$0.13	($0.11)	$–	($0.11)	$12.20
2015		12.23	0.17	(0.05)	0.12	(0.17)	–	(0.17)	12.18
2014		12.27	0.18	(0.03)	0.15	(0.18)	(0.01)	(0.19)	12.23
2013		12.28	0.17	(0.02)	0.15	(0.16)	–	(0.16)	12.27
2012		11.97	0.22	0.30	0.52	(0.21)	–	(0.21)	12.28
2011		12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97
Class C shares
2016	(c)	12.18	0.04	0.03	0.07	(0.05)	–	(0.05)	12.20
2015		12.24	0.06	(0.06)	–	(0.06)	–	(0.06)	12.18
2014		12.28	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)	12.24
2013		12.29	0.07	(0.02)	0.05	(0.06)	–	(0.06)	12.28
2012		11.97	0.12	0.31	0.43	(0.11)	–	(0.11)	12.29
2011		12.18	0.17	(0.19)	(0.02)	(0.19)	–	(0.19)	11.97
Class P shares
2016	(c)	12.17	0.11	0.03	0.14	(0.12)	–	(0.12)	12.19
2015		12.23	0.19	(0.06)	0.13	(0.19)	–	(0.19)	12.17
2014		12.27	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	12.23
2013		12.28	0.19	(0.02)	0.17	(0.18)	–	(0.18)	12.27
2012		11.96	0.24	0.31	0.55	(0.23)	–	(0.23)	12.28
2011		12.16	0.27	(0.16)	0.11	(0.31)	–	(0.31)	11.96
SMALLCAP FUND
Class A shares
2016	(c)	20.62	0.09	(1.15)	(1.06)	–	(0.74)	(0.74)	18.82
2015		21.74	(0.04)	1.39	1.35	–	(2.47)	(2.47)	20.62
2014		21.60	(0.04)	1.74	1.70	–	(1.56)	(1.56)	21.74
2013		15.50	0.03	6.21	6.24	(0.05)	(0.09)	(0.14)	21.60
2012		13.76	0.01	1.73	1.74	–	–	–	15.50
2011		12.99	(0.07)	0.84	0.77	–	–	–	13.76
Class C shares
2016	(c)	19.16	0.01	(1.06)	(1.05)	–	(0.74)	(0.74)	17.37
2015		20.53	(0.20)	1.30	1.10	–	(2.47)	(2.47)	19.16
2014		20.65	(0.21)	1.65	1.44	–	(1.56)	(1.56)	20.53
2013		14.89	(0.11)	5.96	5.85	–	(0.09)	(0.09)	20.65
2012		13.31	(0.09)	1.67	1.58	–	–	–	14.89
2011		12.67	(0.18)	0.82	0.64	–	–	–	13.31
Class P shares
2016	(c)	21.76	0.11	(1.19)	(1.08)	–	(0.74)	(0.74)	19.94
2015		22.76	0.03	1.44	1.47	–	(2.47)	(2.47)	21.76
2014	(g)	22.83	0.01	(0.08)	(0.07)	–	–	–	22.76

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
						(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net	Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets	Turnover Rate

1.07	%(d)	$309,639	0.69%	(e)	1.64% (e)	47.2	%(e)
0.98		297,899	0.68		1.39	56.4
1.20		277,110	0.69		1.45	49.1
1.19		336,352	0.76		1.36	50.1
4.38		359,554	0.77	(f)	1.81	47.9
0.76		320,548	0.76	(f)	2.27	43.6

0.62	(d)	85,404	1.58	(e)	0.74 (e)	47.2	(e)
0.00		84,886	1.57		0.50	56.4
0.30		90,275	1.57	(f)	0.57	49.1
0.38		105,547	1.57	(f)	0.55	50.1
3.62		99,524	1.58	(f)	1.01	47.9
(0.15)		90,899	1.59	(f)	1.44	43.6

1.16	(d)	97,335	0.52 (e)	,(f)	1.81 (e)	47.2	(e)
1.06		86,908	0.52	(f)	1.55	56.4
1.34		72,897	0.53	(f)	1.61	49.1
1.41		57,343	0.54	(f)	1.58	50.1
4.64		41,798	0.61	(f)	1.95	47.9
0.88		28,420	0.63	(f)	2.26	43.6

(5.22) (d),(h)		212,977	1.25 (e)	,(f)	0.93 (e)	62.0	(e)
6.90		225,217	1.23	(f)	(0.19)	69.2
8.08		189,911	1.23	(f)	(0.19)	67.6
40.56		178,336	1.34	(f)	0.17	95.2
12.65		130,282	1.37	(f)	0.08	90.2
5.93		74,604	1.40	(f)	(0.50)	76.1

(5.58) (d),(h)		25,694	2.06 (e)	,(f)	0.15 (e)	62.0	(e)
5.99		25,086	2.07	(f)	(1.01)	69.2
7.13		15,737	2.08	(f)	(1.04)	67.6
39.51		12,344	2.08	(f)	(0.60)	95.2
11.87		7,790	2.09	(f)	(0.59)	90.2
5.05		2,342	2.20	(f)	(1.32)	76.1

(5.13) (d),(h)		7,355	0.95 (e)	,(f)	1.10 (e)	62.0	(e)
7.19	(h)	6,007	0.95	(f)	0.16	69.2
(0.31	) (d)	78	0.95 (e)	,(f)	0.13 (e)	67.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 3, 2014, date shares first offered, through October 31, 2014.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class A shares
2016	(c)	$12.68	$0.01	($0.07)	($0.06)	($0.05)	($1.25)	($1.30)	$11.32
2015		14.08	–	0.14	0.14	(0.04)	(1.50)	(1.54)	12.68
2014	(g)	13.75	(0.03)	0.36	0.33	–	–	–	14.08
Class P shares
2016	(c)	12.73	0.01	(0.05)	(0.04)	(0.08)	(1.25)	(1.33)	11.36
2015		14.09	0.04	0.14	0.18	(0.04)	(1.50)	(1.54)	12.73
2014	(g)	13.75	–	0.34	0.34	–	–	–	14.09
TAX-EXEMPT BOND FUND
Class A shares
2016	(c)	7.34	0.14	0.15	0.29	(0.13)	–	(0.13)	7.50
2015		7.42	0.30	(0.07)	0.23	(0.31)	–	(0.31)	7.34
2014		7.00	0.31	0.41	0.72	(0.30)	–	(0.30)	7.42
2013		7.59	0.31	(0.60)	(0.29)	(0.30)	–	(0.30)	7.00
2012		7.10	0.30	0.49	0.79	(0.30)	–	(0.30)	7.59
2011		7.24	0.33	(0.14)	0.19	(0.33)	–	(0.33)	7.10
Class C shares
2016	(c)	7.36	0.11	0.15	0.26	(0.10)	–	(0.10)	7.52
2015		7.44	0.24	(0.07)	0.17	(0.25)	–	(0.25)	7.36
2014		7.02	0.25	0.41	0.66	(0.24)	–	(0.24)	7.44
2013		7.60	0.25	(0.59)	(0.34)	(0.24)	–	(0.24)	7.02
2012		7.12	0.24	0.48	0.72	(0.24)	–	(0.24)	7.60
2011		7.25	0.27	(0.13)	0.14	(0.27)	–	(0.27)	7.12
Class P shares
2016	(c)	7.33	0.15	0.16	0.31	(0.14)	–	(0.14)	7.50
2015	(j)	7.31	0.06	–	0.06	(0.04)	–	(0.04)	7.33

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of		Ratio of Expenses to				Ratio of Net
			Expenses to		Average Net Assets		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

(0.21	)%(d)	$2,388	1.45%(e),(f)		N/A		–%		0.13	%(e)	50.4	%(e)
1.12		2,320	1.45	(f)	N/A		–		(0.01)		47.8
2.40	(d)	223	1.45 (e)	,(f)	N/A		–		(0.58	) (e)	42.1	(e)

(0.04	) (d)	5,968	1.16 (e)	,(f)	N/A		–		0.21	(e)	50.4	(e)
1.43		50	1.16	(f)	N/A		–		0.34		47.8
2.47	(d)	15	1.16 (e)	,(f)	N/A		–		(0.07	) (e)	42.1	(e)

3.96	(d)	262,131	0.80	(e)	0.78% (e),(h)		–		3.92	(e)	37.2	(e)
3.17		226,170	0.81		0.79	(h)	0.81		4.06		21.0
10.52		207,234	0.81		0.78	(h)	0.81	(i)	4.35		22.3
(3.86)		206,449	0.81		0.78	(h)	0.81	(i)	4.15		38.1
11.27		252,046	0.81		0.78	(h)	0.81	(i)	4.11		24.1
2.83		221,693	0.86		0.82	(h)	0.86	(i)	4.72		24.2

3.52	(d)	24,787	1.62 (e)	,(f)	1.60 (e)	,(f),(h)	1.70 (e)	,(i)	3.08	(e)	37.2	(e)
2.32		14,771	1.62		1.60	(h)	1.78	(i)	3.25		21.0
9.59		9,901	1.63		1.60	(h)	1.84	(i)	3.52		22.3
(4.50)		8,545	1.63		1.60	(h)	1.87	(i)	3.32		38.1
10.19		11,127	1.63		1.60	(h)	1.78	(i)	3.28		24.1
2.17		6,973	1.64		1.60	(h)	1.95	(i)	3.95		24.2

4.23	(d)	50,237	0.55 (e)	,(f)	0.53 (e)	,(f),(h)	0.72 (e)	,(i)	4.10	(e)	37.2	(e)
0.78	(d)	9,913	0.67 (e)	,(f)	0.65 (e)	,(f),(h)	2.15 (e)	,(i)	4.13	(e)	21.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from June 3, 2014, date shares first offered, through October 31, 2014.
(h)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i)	Excludes expense reimbursement from Manager.
(j)	Period from August 24, 2015, date shares first offered, through October 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2015 to April		Value November	April 30,	2015 to April		Expense
	1, 2015	April 30, 2016	30, 2016	(a)	1, 2015	2016	30, 2016	(a)	Ratio
California Municipal Fund
Class A	$1,000.00	$1,048.25	$4.07		$1,000.00	$1,020.89	$4.02		0.80%
Class C	1,000.00	1,043.65	8.43		1,000.00	1,016.61	8.32		1.66
Class P	1,000.00	1,048.59	2.80		1,000.00	1,022.13	2.77		0.55

California Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,048.20	3.92		1,000.00	1,020.99	3.88		0.77
Class C	1,000.00	1,043.60	8.28		1,000.00	1,016.66	8.21		1.63
Class P	1,000.00	1,048.60	2.65		1,000.00	1,022.25	2.62		0.52

Core Plus Bond Fund
Class A	1,000.00	1,021.64	4.42		1,000.00	1,020.49	4.42		0.88
Class C	1,000.00	1,017.24	8.78		1,000.00	1,016.16	8.77		1.75

Diversified International Fund
Class A	1,000.00	980.82	6.80		1,000.00	1,018.00	6.92		1.38
Class C	1,000.00	978.10	10.23		1,000.00	1,014.52	10.42		2.08
Class P	1,000.00	983.09	5.08		1,000.00	1,019.74	5.17		1.03

Equity Income Fund
Class A	1,000.00	1,015.98	4.61		1,000.00	1,020.29	4.62		0.92
Class C	1,000.00	1,012.28	8.31		1,000.00	1,016.61	8.32		1.66
Class P	1,000.00	1,017.09	3.06		1,000.00	1,021.83	3.07		0.61

Global Diversified Income Fund
Class A	1,000.00	1,012.71	5.91		1,000.00	1,019.00	5.92		1.18
Class C	1,000.00	1,008.27	9.64		1,000.00	1,015.27	9.67		1.93
Class P	1,000.00	1,014.14	4.56		1,000.00	1,020.34	4.57		0.91

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2015 to April		Value November	April 30,	2015 to April		Expense
	1, 2015	April 30, 2016	30, 2016	(a)	1, 2015	2016	30, 2016	(a)	Ratio
Global Diversified Income Fund (Excluding
Dividends and Interest Expense on Shorts Sales
and Short Sales Fees)
Class A	$1,000.00	$1,012.70	$5.50		$1,000.00	$1,019.33	$5.54		1.10%
Class C	1,000.00	1,008.30	9.24		1,000.00	1,015.55	9.31		1.85
Class P	1,000.00	1,014.10	4.16		1,000.00	1,020.68	4.18		0.83

Global Real Estate Securities Fund
Class A	1,000.00	1,009.69	6.50		1,000.00	1,018.40	6.52		1.30
Class C	1,000.00	1,005.96	10.52		1,000.00	1,014.37	10.57		2.11
Class P	1,000.00	1,010.32	5.00		1,000.00	1,019.89	5.02		1.00

Government & High Quality Bond Fund
Class A	1,000.00	1,017.34	4.06		1,000.00	1,020.84	4.07		0.81
Class C	1,000.00	1,013.25	8.16		1,000.00	1,016.76	8.17		1.63
Class P	1,000.00	1,017.87	3.51		1,000.00	1,021.38	3.52		0.70

High Yield Fund
Class A	1,000.00	1,009.40	4.75		1,000.00	1,020.14	4.77		0.95
Class C	1,000.00	1,004.36	8.27		1,000.00	1,016.61	8.32		1.66
Class P	1,000.00	1,010.75	3.35		1,000.00	1,021.53	3.37		0.67

High Yield Fund I
Class A	1,000.00	1,014.19	5.26		1,000.00	1,019.64	5.27		1.05

Income Fund
Class A	1,000.00	1,021.16	4.47		1,000.00	1,020.44	4.47		0.89
Class C	1,000.00	1,016.98	8.48		1,000.00	1,016.46	8.47		1.69
Class P	1,000.00	1,022.32	3.22		1,000.00	1,021.68	3.22		0.64

Inflation Protection Fund
Class A	1,000.00	1,027.78	4.54		1,000.00	1,020.39	4.52		0.90
Class C	1,000.00	1,024.50	8.31		1,000.00	1,016.66	8.27		1.65

International Emerging Markets Fund
Class A	1,000.00	970.33	8.57		1,000.00	1,016.16	8.77		1.75
Class C	1,000.00	965.77	13.69		1,000.00	1,010.94	14.00		2.80
Class P	1,000.00	972.18	6.82		1,000.00	1,017.95	6.97		1.39

International Fund I
Class A	1,000.00	936.48	6.98		1,000.00	1,017.65	7.27		1.45
Class P	1,000.00	939.14	4.72		1,000.00	1,019.99	4.92		0.98

LargeCap Growth Fund
Class A	1,000.00	945.91	5.37		1,000.00	1,019.34	5.57		1.11
Class C	1,000.00	941.95	9.42		1,000.00	1,015.17	9.77		1.95
Class P	1,000.00	946.91	4.02		1,000.00	1,020.74	4.17		0.83

LargeCap Growth Fund I
Class A	1,000.00	964.05	5.47		1,000.00	1,019.29	5.62		1.12
Class P	1,000.00	965.99	3.86		1,000.00	1,020.93	3.97		0.79

LargeCap S&P 500 Index Fund
Class A	1,000.00	1,002.36	2.44		1,000.00	1,022.43	2.46		0.49
Class C	1,000.00	998.15	6.46		1,000.00	1,018.40	6.52		1.30

LargeCap Value Fund
Class A	1,000.00	977.06	4.33		1,000.00	1,020.49	4.42		0.88
Class C	1,000.00	972.85	8.34		1,000.00	1,016.41	8.52		1.70
Class P	1,000.00	978.69	3.05		1,000.00	1,021.78	3.12		0.62

MidCap Fund
Class A	1,000.00	997.46	4.97		1,000.00	1,019.89	5.02		1.00
Class C	1,000.00	993.74	8.63		1,000.00	1,016.21	8.72		1.74
Class P	1,000.00	999.45	3.48		1,000.00	1,021.38	3.52		0.70

MidCap Value Fund III
Class A	1,000.00	985.74	6.22		1,000.00	1,018.60	6.32		1.26
Class P	1,000.00	988.05	4.10		1,000.00	1,020.74	4.17		0.83

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning	Ending	During Period
	Account	Ending	November 1,		Account	Account Value	November 1,		Annualized
	Value November	Account Value	2015 to April		Value November	April 30,	2015 to April		Expense
	1, 2015	April 30, 2016	30, 2016	(a)	1, 2015	2016	30, 2016	(a)	Ratio
Money Market Fund
Class A	$1,000.00	$1,000.00	$2.09		$1,000.00	$1,022.77	$2.11		0.42%
Class C	1,000.00	1,000.00	2.19		1,000.00	1,022.68	2.21		0.44

Principal Capital Appreciation Fund
Class A	1,000.00	991.70	4.21		1,000.00	1,020.64	4.27		0.85
Class C	1,000.00	987.69	8.25		1,000.00	1,016.56	8.37		1.67
Class P	1,000.00	993.02	2.87		1,000.00	1,021.98	2.92		0.58

Real Estate Securities Fund
Class A	1,000.00	1,037.66	6.54		1,000.00	1,018.45	6.47		1.29
Class C	1,000.00	1,033.79	10.52		1,000.00	1,014.52	10.42		2.08
Class P	1,000.00	1,039.98	4.77		1,000.00	1,020.19	4.72		0.94

Short-Term Income Fund
Class A	1,000.00	1,010.71	3.45		1,000.00	1,021.43	3.47		0.69
Class C	1,000.00	1,006.22	7.88		1,000.00	1,017.01	7.92		1.58
Class P	1,000.00	1,011.56	2.60		1,000.00	1,022.28	2.61		0.52

SmallCap Fund
Class A	1,000.00	947.81	6.05		1,000.00	1,018.65	6.27		1.25
Class C	1,000.00	944.24	9.96		1,000.00	1,014.62	10.32		2.06
Class P	1,000.00	948.75	4.60		1,000.00	1,020.14	4.77		0.95

SmallCap Value Fund II
Class A	1,000.00	997.92	7.20		1,000.00	1,017.65	7.27		1.45
Class P	1,000.00	999.62	5.77		1,000.00	1,019.10	5.82		1.16

Tax-Exempt Bond Fund
Class A	1,000.00	1,039.63	4.06		1,000.00	1,020.89	4.02		0.80
Class C	1,000.00	1,035.24	8.20		1,000.00	1,016.81	8.12		1.62
Class P	1,000.00	1,042.32	2.79		1,000.00	1,022.13	2.77		0.55

Tax-Exempt Bond Fund (Excluding
Interest Expense and Fees)
Class A	1,000.00	1,039.60	3.96		1,000.00	1,020.94	3.93		0.78
Class C	1,000.00	1,035.20	8.10		1,000.00	1,016.81	8.06		1.60
Class P	1,000.00	1,042.30	2.69		1,000.00	1,022.20	2.67		0.53

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	123	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	123	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	123	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	123	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Drew E. Lawton	Formerly, Senior Managing	123	None
Director since March 2016	Director and CEO, New York
Member, Nominating and Governance	Life Insurance Company
Committee
1959

Karen (“Karrie”) McMillan	Managing Director, Patomak	123	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	123	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Daniel Pavelich	Retired.	123	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	123	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Edge Asset Management,	123	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since 2011
Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and AssistantSecretary

711 High Street, Des Moines, IA 50392

1973

Tracy Bollin

Chief Financial Officer

711 High Street, Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015

Chief Financial Officer, PFD since 2010 Senior Vice President, the Manager since 2015

Chief Financial Officer, the Manager (2010-2015) Director, the Manager since 2015 Chief Financial Officer, PSI (2010-2015)

Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, PSI Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011

Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011

Vice President/Treasurer, PSI since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1962

Layne A. Rasmussen Vice President and Controller

711 High Street, Des Moines, IA 50392

1958

Greg Reymann Assistant Counsel

711 High Street, Des Moines, IA 50392

1958

Counsel, PGI

Counsel, PLIC

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer

711 High Street, Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

711 High Street, Des Moines, IA 50392

1981

Adam U. Shaikh Assistant Counsel

711 High Street, Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013)

Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present)

Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013 Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014

Director – Treasury, PLIC (2007-2014) Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013

Assistant Vice President/Treasury, PSI since 2013 Director – Treasury, PSI (2008-2009, 2011-2013)

Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956 Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, the Manager since 2015

Associate General Counsel, AEGON USA Investment Management, LLC (2003 - 2012)

Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2016, and the Statement of Additional Information dated March 1, 2016. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. approved a Sub-advisory Agreement with Analytic Investors, LLC related to the Global Diversified Income Fund.

Analytic Investors Sub-Advisory Agreement

On March 14, 2016, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a sub-advisory agreement between Principal Management Corporation (the “Manager”) and Analytic Investors, LLC (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”).

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Advisor’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Advisor recommended the Sub-Advisor based upon that program.

Investment Performance.

The Board reviewed the historical one-year, three-year, five-year and since-inception (April 1, 2004) performance returns as of December 31, 2015 (gross and net of proposed fees) of the Sub-Advisor in a composite with an investment strategy similar to the proposed strategy for the Fund, as compared to a relevant benchmark index for Analytic Investors' investment strategy. The Board concluded, based on the information provided, that the historical investment performance record of the Sub-Advisor was satisfactory.

Fees, Economies of Scale and Profitability.

The Board considered the proposed sub-advisory fees, noting that the Advisor compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also reviewed the expected impact on profitability to the Advisor. On the basis of the information provided, the Board concluded that the proposed sub-advisory fees were reasonable.

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Sub-Advisor. The Board noted that the Sub-advisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fees were reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement were fair and reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

(This page intentionally left blank)

(This page intentionally left blank)

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV381-10 | © 2016 Principal Financial Services, Inc. | 04/2016 | t16040404lz

Class A, C, & P Shares

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report

for Asset Allocation Investments

April 30, 2016

PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

     Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc Principal Trust Company

Principal Global Investors, LLC

     Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

     Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

     Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

     Edge Asset Management, Inc. / Spectrum Asset Management, Inc

Principal Variable Contracts Funds, Inc

Principal Life Insurance Company

Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

     Principal Funds, Inc. / Principal Funds Distributor, Inc

Employers Dental Services, Inc. / Principal Dental Services, Inc

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-14

04/2016

F445PS-16

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-14

04/2016

F456PS-16

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc.

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY	Information we obtain through the Internet. This
includes data from online forms you complete. It also
This Notice is required by law. It tells how we handle	includes data we receive when you visit our websites.
personal information.
This Notice applies to individual residents of California	HOW WE SHARE INFORMATION
who:	We may share personal information about you or about former
own or apply for our products or services for personal	customers, plan participants or beneficiaries among companies
use.	within the Principal Financial Group or with others for several reasons, including:
are employee benefit plan participants and
beneficiaries.	to assist us in servicing your account;
Please note that in this Notice, “you” refers to only these	to help design and improve products;
people. The Notice does not apply to an employer plan	to protect against potential identity theft or
sponsor or group policyholder.	unauthorized transactions;

WE PROTECT INFORMATION WE COLLECT ABOUT	in response to a subpoena or for other legal purposes;
YOU	to prevent fraud;
We follow strict standards to protect personal information.	to comply with inquiries from government agencies or other
These standards include limiting access to data and	regulators;
regularly testing our security technology.	with others that service your account, or that perform
HOW WE COLLECT INFORMATION	services on our behalf; or
We collect data about you as we do business with you.	with your consent, at your request or as allowed by law.
Some of the sources of this data are as follows:
MEDICAL INFORMATION
Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We do not share medical information among companies of the
your name; address; Social Security number; financial	Principal Financial Group or with others except:
status; and, when applicable, health history.	when needed to service your policies, accounts, claims
Information we obtain from others. This may include	or contracts;
claim reports, medical records, credit reports and	when laws protecting your privacy permit it; or
similar data.	when you consent.
Information we obtain through our transactions
and experience with you. This includes your claims
history, payment and investment records, and account
values.

BB 9338-13

04/2016

F445CA-13

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-13

04/2016

F445CA-13

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedules of Investments	28
Financial Highlights (Includes performance information)	50
Shareholder Expense Example	60
Supplemental Information	62

Mike Beer
President, Principal Funds

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Dear Shareholder,

While April news headlines were relatively subdued, the recovery of commodity prices, along with further weakening of the U.S. dollar, have become key trends in 2016.

The U.S. economy grew only slightly during the first quarter, in part due to extreme market volatility, global recession angst, and fear of a big Chinese devaluation. Inflation-adjusted gross domestic product (GDP) grew an annual average of only 2.08 percent for nearly seven years. Consumer spending rose 2.2 percent and government purchases at all levels shrunk 1.1 percent annually. Business investment was up 4.4 percent each year, but from a very low base. Labor market slack is dwindling, and jobless claims have been fewer than 300,000. While confidence moderated, more consumers viewed jobs as plentiful versus hard to get in the Conference Board survey, the best outlook since early 2008. Strong job growth will ultimately boost consumer spending, while dollar and oil stabilization should boost net exports. Manufacturing and rising oil prices should help profits and investment. At its April meeting, the Federal Open Market Committee continued the prior month’s cautious tone of maintaining low interest rates, implying that the next rate increase could be in July.

The Eurozone expansion in the first quarter was an upside surprise with real GDP up 2.2 percent annualized, four times faster than in the United States. Data from China continues to suggest the economy is rebounding. Economic growth in Japan may be flat at best in the first quarter, with the mid-April earthquake expected to have a large negative impact.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.1

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies, including more than 120 mutual funds and exchange-traded funds, cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.

*All data cited from April 2016 Principal Economic Insights by Robert Baur, Robin Anderson, and the Principal Global Investors Economic Committee, available at principalfunds.com/commentary.

1Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	Principal		Principal		Principal
Amounts in thousands, except per share amounts	LifeTime 2010 Fund		LifeTime 2020 Fund		LifeTime 2030 Fund
Investment in affiliated Funds--at cost	$1,228,084		$5,709,588		$6,278,714
Assets
Investment in affiliated Funds--at value	$1,283,299		$6,007,677		$6,618,629
Receivables:
Dividends and interest	1,301		4,567		3,247
Expense reimbursement from Manager	3		4		6
Expense reimbursement from Distributor	3		13		15
Fund shares sold	131		1,622		1,570
Investment securities sold	6,369		25,272		20,972
Prepaid directors' expenses	–		3		–
Prepaid expenses	–		10		2
Total Assets	1,291,106		6,039,168		6,644,441
Liabilities
Accrued administrative service fees	9		41		39
Accrued distribution fees	56		227		240
Accrued service fees	40		192		187
Accrued transfer agent fees	34		139		166
Accrued directors' expenses	1		–		3
Accrued professional fees	8		9		9
Accrued other expenses	5		–		–
Payables:
Fund shares redeemed	6,457		26,726		22,456
Investment securities purchased	1,302		4,567		3,246
Total Liabilities	7,912		31,901		26,346
Net Assets Applicable to Outstanding Shares	$1,283,194		$6,007,267		$6,618,095
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,197,475		$5,583,846		$6,109,967
Accumulated undistributed (overdistributed) net investment income (loss)	4,535		15,960		10,724
Accumulated undistributed (overdistributed) net realized gain (loss)	25,969		109,372		157,489
Net unrealized appreciation (depreciation) of investments	55,215		298,089		339,915
Total Net Assets	$1,283,194		$6,007,267		$6,618,095
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		1,125,000		1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$33,072		$116,641		$115,117
Shares Issued and Outstanding	2,544		8,886		8,763
Net Asset Value per share	$13.00		$13.13		$13.14
Maximum Offering Price	$13.51		$13.89		$13.90
Class J: Net Assets	$245,855		$890,286		$1,043,485
Shares Issued and Outstanding	19,085		68,547		79,849
Net Asset Value per share	$12.88	(a)	$12.99	(a)	$13.07	(a)
Institutional: Net Assets	$811,717		$4,059,976		$4,547,378
Shares Issued and Outstanding	62,803		311,133		347,102
Net Asset Value per share	$12.92		$13.05		$13.10
R-1: Net Assets	$9,951		$43,098		$36,769
Shares Issued and Outstanding	773		3,322		2,826
Net Asset Value per share	$12.87		$12.97		$13.01
R-2: Net Assets	$10,812		$54,383		$54,196
Shares Issued and Outstanding	840		4,202		4,158
Net Asset Value per share	$12.87		$12.94		$13.03
R-3: Net Assets	$56,327		$260,438		$241,334
Shares Issued and Outstanding	4,391		20,144		18,498
Net Asset Value per share	$12.83		$12.93		$13.05
R-4: Net Assets	$33,605		$181,637		$188,616
Shares Issued and Outstanding	2,614		14,019		14,021
Net Asset Value per share	$12.86		$12.96		$13.45
R-5: Net Assets	$81,855		$400,808		$391,200
Shares Issued and Outstanding	6,359		30,864		29,893
Net Asset Value per share	$12.87		$12.99		$13.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

					Principal LifeTime
	Principal		Principal		Strategic
Amounts in thousands, except per share amounts	LifeTime 2040 Fund		LifeTime 2050 Fund		Income Fund
Investment in affiliated Funds--at cost	$4,041,368		$2,170,534		$661,267
Assets
Investment in affiliated Funds--at value	$4,380,264		$2,320,384		$690,730
Receivables:
Dividends and interest	1,264		454		843
Expense reimbursement from Manager	7		7		3
Expense reimbursement from Distributor	9		3		1
Fund shares sold	1,089		912		73
Investment securities sold	7,670		–		1,674
Total Assets	4,390,303		2,321,760		693,324
Liabilities
Accrued administrative service fees	26		15		5
Accrued distribution fees	150		66		25
Accrued service fees	127		70		19
Accrued transfer agent fees	146		82		16
Accrued directors' expenses	1		–		1
Accrued professional fees	7		7		6
Accrued other expenses	5		3		3
Payables:
Fund shares redeemed	8,651		382		1,716
Investment securities purchased	1,264		980		842
Total Liabilities	10,377		1,605		2,633
Net Assets Applicable to Outstanding Shares	$4,379,926		$2,320,155		$690,691
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,885,416		$2,084,224		$655,247
Accumulated undistributed (overdistributed) net investment income (loss)	2,903		826		3,046
Accumulated undistributed (overdistributed) net realized gain (loss)	152,711		85,255		2,935
Net unrealized appreciation (depreciation) of investments	338,896		149,850		29,463
Total Net Assets	$4,379,926		$2,320,155		$690,691
Capital Stock (par value: $.01 per share):
Shares authorized	1,050,000		825,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	$81,614		$61,434		$24,833
Shares Issued and Outstanding	6,009		4,551		2,066
Net Asset Value per share	$13.58		$13.50		$12.02
Maximum Offering Price	$14.37		$14.29		$12.49
Class J: Net Assets	$610,298		$185,991		$81,551
Shares Issued and Outstanding	44,547		14,190		6,862
Net Asset Value per share	$13.70	(a)	$13.11	(a)	$11.88	(a)
Institutional: Net Assets	$3,066,970		$1,730,224		$490,522
Shares Issued and Outstanding	222,231		128,751		41,080
Net Asset Value per share	$13.80		$13.44		$11.94
R-1: Net Assets	$26,341		$16,712		$5,200
Shares Issued and Outstanding	1,925		1,256		435
Net Asset Value per share	$13.68		$13.31		$11.95
R-2: Net Assets	$35,634		$21,591		$6,661
Shares Issued and Outstanding	2,604		1,623		558
Net Asset Value per share	$13.68		$13.30		$11.95
R-3: Net Assets	$155,572		$77,134		$26,695
Shares Issued and Outstanding	11,402		5,798		2,254
Net Asset Value per share	$13.64		$13.30		$11.84
R-4: Net Assets	$127,866		$64,485		$14,814
Shares Issued and Outstanding	9,358		4,826		1,249
Net Asset Value per share	$13.66		$13.36		$11.86
R-5: Net Assets	$275,631		$162,584		$40,415
Shares Issued and Outstanding	20,061		12,146		3,388
Net Asset Value per share	$13.74		$13.39		$11.93

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	SAM		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Balanced Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$4,162,885		$1,582,649		$2,626,446
Assets
Investment in affiliated Funds--at value	$4,764,569		$1,709,656		$3,051,389
Cash	1		1		1
Receivables:
Dividends and interest	4,635		2,784		915
Expense reimbursement from Manager	1		20		1
Expense reimbursement from Distributor	15		8		7
Fund shares sold	1,995		1,438		1,602
Investment securities sold	371		–		903
Total Assets	4,771,587		1,713,907		3,054,818
Liabilities
Accrued management and investment advisory fees	1,199		428		769
Accrued administrative service fees	7		2		4
Accrued distribution fees	1,182		393		800
Accrued service fees	37		14		20
Accrued transfer agent fees	542		161		450
Accrued directors' expenses	–		–		1
Accrued professional fees	12		11		12
Accrued other expenses	137		38		125
Payables:
Fund shares redeemed	2,447		1,306		2,339
Investment securities purchased	4,634		2,884		915
Total Liabilities	10,197		5,237		5,435
Net Assets Applicable to Outstanding Shares	$4,761,390		$1,708,670		$3,049,383
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,122,032		$1,569,750		$2,562,856
Accumulated undistributed (overdistributed) net investment income (loss)	1,963		1,945		2,119
Accumulated undistributed (overdistributed) net realized gain (loss)	35,711		9,968		59,465
Net unrealized appreciation (depreciation) of investments	601,684		127,007		424,943
Total Net Assets	$4,761,390		$1,708,670		$3,049,383
Capital Stock (par value: $.01 per share):
Shares authorized	1,925,000		1,725,000		1,925,000
Net Asset Value Per Share:
Class A: Net Assets	$2,076,318		$517,466		$1,442,101
Shares Issued and Outstanding	141,123		45,100		88,951
Net Asset Value per share	$14.71		$11.47		$16.21
Maximum Offering Price	$15.57		$12.14		$17.15
Class C: Net Assets	$752,055		$263,132		$529,310
Shares Issued and Outstanding	51,802		23,166		34,800
Net Asset Value per share	$14.52	(a)	$11.36	(a)	$15.21	(a)
Class J: Net Assets	$984,553		$539,181		$486,719
Shares Issued and Outstanding	68,954		47,557		30,979
Net Asset Value per share	$14.28	(a)	$11.34	(a)	$15.71	(a)
Class P: Net Assets	$5,347		$1,523		$4,023
Shares Issued and Outstanding	369		134		253
Net Asset Value per share	$14.50		$11.37		$15.89
Institutional: Net Assets	$762,256		$320,215		$489,025
Shares Issued and Outstanding	52,546		28,159		30,766
Net Asset Value per share	$14.51		$11.37		$15.89
R-1: Net Assets	$3,494		$2,561		$2,999
Shares Issued and Outstanding	241		226		191
Net Asset Value per share	$14.47		$11.33		$15.68
R-2: Net Assets	$5,277		$1,329		$4,795
Shares Issued and Outstanding	366		117		305
Net Asset Value per share	$14.43		$11.40		$15.70
R-3: Net Assets	$67,284		$16,058		$26,490
Shares Issued and Outstanding	4,654		1,415		1,688
Net Asset Value per share	$14.46		$11.35		$15.69
R-4: Net Assets	$33,666		$16,270		$17,813
Shares Issued and Outstanding	2,324		1,432		1,125
Net Asset Value per share	$14.49		$11.36		$15.84
R-5: Net Assets	$71,140		$30,935		$46,108
Shares Issued and Outstanding	4,909		2,722		2,916
Net Asset Value per share	$14.49		$11.36		$15.81

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,218,923		$1,605,669
Assets
Investment in affiliated Funds--at value	$2,309,232		$1,838,730
Cash	1		1
Receivables:
Dividends and interest	5,071		–
Expense reimbursement from Manager	1		2
Expense reimbursement from Distributor	13		4
Fund shares sold	7,388		1,268
Investment securities sold	–		470
Total Assets	2,321,706		1,840,475
Liabilities
Accrued management and investment advisory fees	577		464
Accrued administrative service fees	1		3
Accrued distribution fees	568		493
Accrued service fees	7		11
Accrued transfer agent fees	175		339
Accrued directors' expenses	2		1
Accrued professional fees	11		11
Accrued other expenses	41		105
Payables:
Dividends payable	4,508		–
Fund shares redeemed	1,055		1,818
Investment securities purchased	5,908		–
Total Liabilities	12,853		3,245
Net Assets Applicable to Outstanding Shares	$2,308,853		$1,837,230
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,219,592		$1,561,447
Accumulated undistributed (overdistributed) net investment income (loss)	404		8,580
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,452)		34,142
Net unrealized appreciation (depreciation) of investments	90,309		233,061
Total Net Assets	$2,308,853		$1,837,230
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		2,125,000
Net Asset Value Per Share:
Class A: Net Assets	$853,780		$945,565
Shares Issued and Outstanding	71,995		53,189
Net Asset Value per share	$11.86		$17.78
Maximum Offering Price	$12.32		$18.81
Class C: Net Assets	$348,289		$313,498
Shares Issued and Outstanding	29,651		19,149
Net Asset Value per share	$11.75	(a)	$16.37	(a)
Class J: Net Assets	$890,197		$267,082
Shares Issued and Outstanding	75,663		15,488
Net Asset Value per share	$11.77	(a)	$17.24	(a)
Class P: Net Assets	$7,855		$1,503
Shares Issued and Outstanding	665		86
Net Asset Value per share	$11.82		$17.39
Institutional: Net Assets	$172,355		$253,190
Shares Issued and Outstanding	14,578		14,543
Net Asset Value per share	$11.82		$17.41
R-1: Net Assets	$837		$3,058
Shares Issued and Outstanding	71		178
Net Asset Value per share	$11.78		$17.15
R-2: Net Assets	$807		$2,905
Shares Issued and Outstanding	68		169
Net Asset Value per share	$11.81		$17.22
R-3: Net Assets	$8,348		$16,718
Shares Issued and Outstanding	707		972
Net Asset Value per share	$11.80		$17.20
R-4: Net Assets	$7,698		$12,537
Shares Issued and Outstanding	652		724
Net Asset Value per share	$11.81		$17.32
R-5: Net Assets	$18,687		$21,174
Shares Issued and Outstanding	1,583		1,225
Net Asset Value per share	$11.80		$17.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal	Principal	Principal
Amounts in thousands	LifeTime 2010 Fund	LifeTime 2020 Fund	LifeTime 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$17,586	$81,577	$88,673
Total Income	17,586	81,577	88,673
Expenses:
Management and investment advisory fees	130	591	635
Distribution fees - Class A	45	150	145
Distribution fees - Class J	220	798	928
Distribution fees - R-1	19	76	65
Distribution fees - R-2	17	80	79
Distribution fees - R-3	72	326	295
Distribution fees - R-4	17	90	94
Administrative service fees - R-1	15	61	52
Administrative service fees - R-2	11	54	53
Administrative service fees - R-3	20	91	83
Administrative service fees - R-4	5	27	28
Administrative service fees - R-5	4	20	19
Registration fees - Class A	8	11	12
Registration fees - Class J	10	19	20
Registration fees - Institutional	10	22	27
Service fees - R-1	13	54	47
Service fees - R-2	14	67	67
Service fees - R-3	72	326	295
Service fees - R-4	44	226	234
Service fees - R-5	104	501	485
Shareholder reports - Class A	2	8	10
Shareholder reports - Class J	8	28	40
Shareholder reports - Institutional	1	2	2
Transfer agent fees - Class A	27	82	85
Transfer agent fees - Class J	55	187	280
Transfer agent fees - Institutional	4	28	29
Directors' expenses	14	63	67
Professional fees	17	19	19
Other expenses	10	38	39
Total Gross Expenses	988	4,045	4,234
Less: Reimbursement from Manager - Class A	15	25	34
Less: Reimbursement from Distributor - Class J	55	199	231
Total Net Expenses	918	3,821	3,969
Net Investment Income (Loss)	16,668	77,756	84,704

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	9,670	5,457	654
Capital gain distribution received from affiliated Funds	17,671	110,037	162,034
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(38,777)	(198,307)	(287,592)
Net Realized and Unrealized Gain (Loss) on Investments	(11,436)	(82,813)	(124,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,232	$(5,057)	$(40,200)

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

			Principal LifeTime
	Principal	Principal	Strategic
Amounts in thousands	LifeTime 2040 Fund	LifeTime 2050 Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$58,099	$30,069	$9,304
Total Income	58,099	30,069	9,304
Expenses:
Management and investment advisory fees	418	217	69
Distribution fees - Class A	103	78	33
Distribution fees - Class J	539	164	73
Distribution fees - R-1	46	28	9
Distribution fees - R-2	51	31	10
Distribution fees - R-3	188	92	34
Distribution fees - R-4	63	31	7
Administrative service fees - R-1	37	23	7
Administrative service fees - R-2	34	21	7
Administrative service fees - R-3	53	26	10
Administrative service fees - R-4	19	9	2
Administrative service fees - R-5	13	8	2
Registration fees - Class A	11	9	7
Registration fees - Class J	17	12	9
Registration fees - Institutional	21	17	10
Service fees - R-1	33	20	6
Service fees - R-2	43	26	8
Service fees - R-3	187	92	34
Service fees - R-4	156	78	19
Service fees - R-5	338	197	52
Shareholder reports - Class A	10	8	2
Shareholder reports - Class J	31	15	4
Shareholder reports - Institutional	2	3	1
Transfer agent fees - Class A	71	63	22
Transfer agent fees - Class J	249	150	27
Transfer agent fees - Institutional	20	11	3
Directors' expenses	43	23	8
Professional fees	17	16	16
Other expenses	25	13	5
Total Gross Expenses	2,838	1,481	496
Less: Reimbursement from Manager - Class A	39	41	15
Less: Reimbursement from Distributor - Class J	134	41	18
Total Net Expenses	2,665	1,399	463
Net Investment Income (Loss)	55,434	28,670	8,841

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	4,578	848	1,813
Capital gain distribution received from affiliated Funds	150,904	85,807	4,607
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(263,323)	(146,373)	(7,311)
Net Realized and Unrealized Gain (Loss) on Investments	(107,841)	(59,718)	(891)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,407)	$(31,048)	$7,950

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$66,761	$26,587	$37,671
Total Income	66,761	26,587	37,671
Expenses:
Management and investment advisory fees	7,180	2,535	4,622
Distribution fees - Class A	2,548	628	1,777
Distribution fees - Class C	3,689	1,288	2,604
Distribution fees - Class J	882	480	439
Distribution fees - R-1	6	5	5
Distribution fees - R-2	8	2	8
Distribution fees - R-3	80	20	33
Distribution fees - R-4	18	9	9
Administrative service fees - R-1	5	4	4
Administrative service fees - R-2	5	1	5
Administrative service fees - R-3	22	6	9
Administrative service fees - R-4	5	3	3
Administrative service fees - R-5	4	1	2
Registration fees - Class A	27	22	25
Registration fees - Class C	16	13	15
Registration fees - Class J	26	20	20
Registration fees - Class P	8	8	8
Registration fees - Institutional	11	12	10
Service fees - R-1	4	3	4
Service fees - R-2	6	2	6
Service fees - R-3	80	20	33
Service fees - R-4	46	21	22
Service fees - R-5	88	36	56
Shareholder reports - Class A	122	25	94
Shareholder reports - Class C	40	12	32
Shareholder reports - Class J	26	12	13
Transfer agent fees - Class A	854	192	640
Transfer agent fees - Class C	274	93	222
Transfer agent fees - Class J	197	110	122
Transfer agent fees - Institutional	3	1	1
Directors' expenses	44	16	30
Professional fees	10	8	9
Other expenses	28	11	19
Total Gross Expenses	16,362	5,619	10,901
Less: Reimbursement from Manager - Class A	–	70	–
Less: Reimbursement from Manager - Class C	–	33	–
Less: Reimbursement from Manager - Class P	4	7	7
Less: Reimbursement from Distributor - Class J	219	119	109
Total Net Expenses	16,139	5,390	10,785
Net Investment Income (Loss)	50,622	21,197	26,886

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(5,257)	(2,190)	(3,811)
Capital gain distribution received from affiliated Funds	110,429	27,041	98,336
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(161,702)	(37,572)	(151,291)
Net Realized and Unrealized Gain (Loss) on Investments	(56,530)	(12,721)	(56,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,908)	$8,476	$(29,880)

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$41,324	$27,279
Total Income	41,324	27,279
Expenses:
Management and investment advisory fees	3,419	2,794
Distribution fees - Class A	1,036	1,172
Distribution fees - Class C	1,686	1,545
Distribution fees - Class J	774	242
Distribution fees - R-1	1	6
Distribution fees - R-2	1	4
Distribution fees - R-3	11	20
Distribution fees - R-4	4	7
Administrative service fees - R-1	1	4
Administrative service fees - R-2	1	3
Administrative service fees - R-3	3	6
Administrative service fees - R-4	1	2
Administrative service fees - R-5	1	1
Registration fees - Class A	32	22
Registration fees - Class C	18	13
Registration fees - Class J	32	15
Registration fees - Class P	8	8
Registration fees - Institutional	9	9
Service fees - R-1	1	4
Service fees - R-2	1	4
Service fees - R-3	11	20
Service fees - R-4	9	16
Service fees - R-5	22	27
Shareholder reports - Class A	32	77
Shareholder reports - Class C	15	24
Shareholder reports - Class J	16	10
Transfer agent fees - Class A	250	497
Transfer agent fees - Class C	119	161
Transfer agent fees - Class J	183	82
Transfer agent fees - Institutional	2	1
Directors' expenses	22	19
Professional fees	8	8
Other expenses	13	12
Total Gross Expenses	7,742	6,835
Less: Reimbursement from Manager - Class P	2	7
Less: Reimbursement from Distributor - Class J	190	61
Total Net Expenses	7,550	6,767
Net Investment Income (Loss)	33,774	20,512

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(3,270)	(4,269)
Capital gain distribution received from affiliated Funds	17,461	66,123
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(20,903)	(114,120)
Net Realized and Unrealized Gain (Loss) on Investments	(6,712)	(52,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,062	$(31,754)

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2010 Fund

													Period Ended		Year Ended
													April 30, 2016		October 31, 2015
Operations
Net investment income (loss)														$16,668	$32,963
Net realized gain (loss) on investments														27,341	94,814
Change in unrealized appreciation/depreciation of investments														(38,777)	(118,596)
			Net Increase (Decrease) in Net Assets Resulting from Operations											5,232	9,181

Dividends and Distributions to Shareholders
From net investment income														(23,573)	(32,009)
From net realized gain on investments														(39,912)	–
							Total Dividends and Distributions							(63,485)	(32,009)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(38,968)	(264,638)
					Total Increase (Decrease) in Net Assets									(97,221)	(287,466)

Net Assets
Beginning of period														1,380,415	1,667,881
End of period (including undistributed net investment income as set forth below)														$1,283,194	$1,380,415
Undistributed (overdistributed) net investment income (loss)														$4,535	$11,440

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$2,278		$15,801	$33,596	$406		$920		$3,421		$1,365		$6,227
Reinvested	1,845		11,343	41,177	465		459		2,509		1,652		3,999
Redeemed	(11,386)		(20,132)	(97,517)	(2,572)		(2,174)		(11,376)		(5,974)		(15,300)
Net Increase (Decrease)	$(7,263	) $	7,012	$(22,744)	$(1,701	) $	(795	) $	(5,446	) $	(2,957	) $	(5,074)
Shares:
Sold	174		1,241	2,636	32		72		271		107		502
Reinvested	143		890	3,221	37		36		198		130		314
Redeemed	(899)		(1,582)	(7,611)	(203)		(170)		(880)		(477)		(1,200)
Net Increase (Decrease)	(582)		549	(1,754)	(134)		(62)		(411)		(240)		(384)
Year Ended October 31, 2015
Dollars:
Sold	$5,419		$31,191	$54,824	$972		$1,549		$10,014		$7,063		$18,368
Reinvested	765		4,865	21,810	184		189		1,159		909		2,116
Redeemed	(6,033)		(38,386)	(287,101)	(3,826)		(5,198)		(20,673)		(28,275)		(36,543)
Net Increase (Decrease)	$151		$(2,330)	$ (210,467)	$ (2,670)		$(3,460)		$(9,500)		$ (20,303)		$ (16,059)
Shares:
Sold	394		2,297	4,027	71		114		742		523		1,358
Reinvested	57		363	1,623	14		14		87		68		158
Redeemed	(441)		(2,833)	(21,078)	(282)		(385)		(1,532)		(2,093)		(2,698)
Net Increase (Decrease)	10		(173)	(15,428)	(197)		(257)		(703)		(1,502)		(1,182)

Distributions:
Period Ended April 30, 2016
From net investment income $	(625	) $	(4,028)	$ (16,027)	$(111	) $	(119	) $	(747	) $	(536	) $	(1,380)
From net realized gain on
investments	(1,240)		(7,331)	(25,150)	(354)		(340)		(1,762)		(1,116)		(2,619)
Total Dividends and Distributions	$(1,865)		$ (11,359)	$ (41,177)	$(465	) $	(459	) $	(2,509	) $	(1,652	) $	(3,999)
Year Ended October 31, 2015
From net investment income $	(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2020 Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	77,756	$169,382
Net realized gain (loss) on investments										115,494	433,313
Change in unrealized appreciation/depreciation of investments										(198,307)	(551,635)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(5,057)	51,060

Dividends and Distributions to Shareholders
From net investment income										(98,417)	(155,589)
From net realized gain on investments										(391,213)	(224,960)
					Total Dividends and Distributions					(489,630)	(380,549)

Capital Share Transactions
Net increase (decrease) in capital share transactions										259,921	(350,319)
				Total Increase (Decrease) in Net Assets						(234,766)	(679,808)

Net Assets
Beginning of period										6,242,033	6,921,841
End of period (including undistributed net investment income as set forth below)										$6,007,267	$6,242,033
Undistributed (overdistributed) net investment income (loss)									$	15,960	$36,621

	Class A	Class B(a)	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$7,261	N/A	$55,988	$129,126	$2,929		$3,716	$15,418	$15,486	$29,930
Reinvested	9,785	N/A	70,393	332,444	3,272		4,077	20,794	14,877	33,507
Redeemed	(23,030)	N/A	(65,455)	(264,606)	(6,560)		(6,123)	(30,864)	(30,237)	(62,207)
Net Increase (Decrease)	$(5,984)	N/A	$60,926	$196,964	$(359	) $	1,670	$5,348	$126	$1,230
Shares:
Sold	554	N/A	4,316	10,036	228		288	1,187	1,207	2,381
Reinvested	751	N/A	5,457	25,633	255		318	1,620	1,156	2,597
Redeemed	(1,830)	N/A	(5,093)	(20,255)	(508)		(475)	(2,416)	(2,394)	(4,848)
Net Increase (Decrease)	(525)	N/A	4,680	15,414	(25)		131	391	(31)	130
Year Ended October 31, 2015
Dollars:
Sold	$22,395	$20	$141,417	$326,478	$5,259		$8,088	$40,163	$36,897	$79,201
Reinvested	6,852	145	50,436	258,319	2,764		3,743	16,679	13,500	27,767
Redeemed	(16,872)	(3,404)	(125,156)	(912,935)	(11,564)		(27,312)	(81,218)	(90,050)	(121,931)
Net Increase (Decrease)	$12,375	$(3,239)	$66,697	$(328,138)	$(3,541)		$ (15,481)	$ (24,376)	$ (39,653)	$ (14,963)
Shares:
Sold	1,551	1	9,860	22,699	365		565	2,818	2,561	5,520
Reinvested	480	10	3,570	18,196	196		267	1,186	958	1,966
Redeemed	(1,171)	(229)	(8,755)	(62,626)	(812)		(1,927)	(5,660)	(6,321)	(8,546)
Net Increase (Decrease)	860	(218)	4,675	(21,731)	(251)		(1,095)	(1,656)	(2,802)	(1,060)

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,779)	N/A	$(13,154)	$ (70,931)	$(356	) $	(481)	$(3,136)	$(2,522)	$(6,058)
From net realized gain on
investments	(8,473)	N/A	(57,250)	(261,513)	(2,916)		(3,599)	(17,658)	(12,355)	(27,449)
Total Dividends and Distributions	$ (10,252)	N/A	$(70,404) $	(332,444) $	(3,272	) $	(4,080)	$ (20,794)	$ (14,877)	$ (33,507)
Year Ended October 31, 2015
From net investment income $	(2,752)	$(38) $	(19,779) $	(108,767) $	(887	) $	(1,242)	$(6,010)	(4,932)	$ (11,182)
From net realized gain on
investments	(4,417)	(107)	(30,681)	(149,553)	(1,877)		(2,503)	(10,669)	(8,568)	(16,585)
Total Dividends and Distributions $	(7,169)	$(145) $	(50,460) $	(258,320) $	(2,764	) $	(3,745)	$ (16,679)	$ (13,500)	$ (27,767)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2030 Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)										$	84,704	$179,033
Net realized gain (loss) on investments											162,688	491,051
Change in unrealized appreciation/depreciation of investments											(287,592)	(597,161)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(40,200)	72,923

Dividends and Distributions to Shareholders
From net investment income											(98,630)	(169,600)
From net realized gain on investments											(467,060)	(256,037)
					Total Dividends and Distributions						(565,690)	(425,637)

Capital Share Transactions
Net increase (decrease) in capital share transactions											528,602	111,425
				Total Increase (Decrease) in Net Assets							(77,288)	(241,289)

Net Assets
Beginning of period											6,695,383	6,936,672
End of period (including undistributed net investment income as set forth below)											$6,618,095	$6,695,383
Undistributed (overdistributed) net investment income (loss)										$	10,724	$24,650

	Class A	Class B(a)	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$10,314	N/A	$64,198	$229,604	$2,147		$3,739		$18,058	$17,725	$37,074
Reinvested	10,076	N/A	87,462	389,303	3,085		4,270		20,010	16,041	35,053
Redeemed	(19,120)	N/A	(59,642)	(207,916)	(6,348)		(8,121)		(25,034)	(27,575)	(65,801)
Net Increase (Decrease)	$1,270	N/A	$92,018	$410,991	$(1,116	) $	(112	) $	13,034	$6,191	$6,326
Shares:
Sold	786	N/A	4,933	17,713	168		288		1,386	1,319	2,898
Reinvested	769	N/A	6,708	29,749	238		329		1,538	1,196	2,684
Redeemed	(1,508)	N/A	(4,603)	(15,712)	(488)		(596)		(1,908)	(2,102)	(5,051)
Net Increase (Decrease)	47	N/A	7,038	31,750	(82)		21		1,016	413	531
Year Ended October 31, 2015
Dollars:
Sold	$23,703	$11	$160,804	$457,116	$5,798		$8,384		$37,800	$37,797	$85,972
Reinvested	6,976	197	62,802	289,917	2,667		3,987		16,254	14,075	28,497
Redeemed	(15,060)	(3,886)	(125,239)	(695,569)	(10,662)		(22,337)		(66,113)	(82,351)	(110,115)
Net Increase (Decrease)	$15,619	$(3,678)	$98,367	$51,464	$(2,197	) $	(9,966)		$ (12,059)	$ (30,479)	$4,534
Shares:
Sold	1,612	1	11,006	31,240	396		575		2,602	2,505	5,871
Reinvested	484	13	4,375	20,141	187		279		1,135	956	1,983
Redeemed	(1,023)	(259)	(8,596)	(47,004)	(743)		(1,541)		(4,514)	(5,536)	(7,573)
Net Increase (Decrease)	1,073	(245)	6,785	4,377	(160)		(687)		(777)	(2,075)	281

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,555)	N/A	$(13,905)	$ (72,301)	$(254	) $	(403	) $	(2,516)	$(2,316)	$(5,380)
From net realized gain on
investments	(8,883)	N/A	(73,580)	(317,003)	(2,831)		(3,871)		(17,494)	(13,725)	(29,673)
Total Dividends and Distributions	$ (10,438)	N/A	$(87,485) $	(389,304) $	(3,085	) $	(4,274)		$ (20,010)	$ (16,041)	$ (35,053)
Year Ended October 31, 2015
From net investment income $	(2,707)	$(56) $	(24,003) $	(118,734) $	(860	) $	(1,303	) $	(5,737)	$(4,955)	$ (11,245)
From net realized gain on
investments	(4,519)	(143)	(38,807)	(171,183)	(1,807)		(2,689)		(10,517)	(9,120)	(17,252)
Total Dividends and Distributions $	(7,226)	$(199) $	(62,810) $	(289,917) $	(2,667	) $	(3,992)		$ (16,254)	$ (14,075)	$ (28,497)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2040 Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	55,434	$114,239
Net realized gain (loss) on investments										155,482	220,560
Change in unrealized appreciation/depreciation of investments										(263,323)	(277,215)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(52,407)	57,584

Dividends and Distributions to Shareholders
From net investment income										(59,284)	(113,278)
From net realized gain on investments										(212,795)	(172,816)
					Total Dividends and Distributions					(272,079)	(286,094)

Capital Share Transactions
Net increase (decrease) in capital share transactions										292,682	174,124
				Total Increase (Decrease) in Net Assets						(31,804)	(54,386)

Net Assets
Beginning of period										4,411,730	4,466,116
End of period (including undistributed net investment income as set forth below)										$4,379,926	$4,411,730
Undistributed (overdistributed) net investment income (loss)									$	2,903	$6,753

	Class A	Class B(a)	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$6,527	N/A	$45,369	$180,234	$1,738		$3,241	$12,666	$12,246	$24,855
Reinvested	5,437	N/A	36,801	191,736	1,489		1,908	9,119	7,947	17,542
Redeemed	(14,438)	N/A	(36,304)	(135,626)	(3,553)		(4,606)	(13,295)	(16,884)	(41,467)
Net Increase (Decrease)	$(2,474)	N/A	$45,866	$236,344	$(326	) $	543	$8,490	$3,309	$930
Shares:
Sold	488	N/A	3,349	13,247	129		237	941	907	1,861
Reinvested	399	N/A	2,678	13,836	109		139	667	580	1,273
Redeemed	(1,110)	N/A	(2,695)	(9,797)	(259)		(323)	(978)	(1,265)	(3,008)
Net Increase (Decrease)	(223)	N/A	3,332	17,286	(21)		53	630	222	126
Year Ended October 31, 2015
Dollars:
Sold	$17,457	$–	$107,726	$339,995	$3,658		$6,120	$28,503	$33,432	$63,728
Reinvested	5,327	176	37,083	198,779	2,018		2,930	10,433	9,678	19,569
Redeemed	(9,728)	(3,266)	(74,279)	(435,957)	(8,978)		(20,271)	(41,625)	(53,963)	(64,421)
Net Increase (Decrease)	$13,056	$(3,090)	$70,530	$102,817	$(3,302) $		(11,221) $	(2,689) $	(10,853) $	18,876
Shares:
Sold	1,170	–	7,176	22,504	244		409	1,912	2,217	4,226
Reinvested	364	12	2,517	13,392	137		200	711	659	1,324
Redeemed	(654)	(217)	(4,950)	(28,535)	(601)		(1,366)	(2,765)	(3,632)	(4,294)
Net Increase (Decrease)	880	(205)	4,743	7,361	(220)		(757)	(142)	(756)	1,256

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,024)	N/A	$(7,123)	$ (44,577)	$(135	) $	(207)	$(1,410)	$(1,442)	$(3,366)
From net realized gain on
investments	(4,497)	N/A	(29,683)	(147,159)	(1,354)		(1,712)	(7,709)	(6,505)	(14,176)
Total Dividends and Distributions $	(5,521)	N/A	$(36,806) $	(191,736) $	(1,489	) $	(1,919)	$(9,119)	$(7,947)	$ (17,542)
Year Ended October 31, 2015
From net investment income $	(2,023)	$(50) $	(13,994)	$ (80,805)	$(646)		$(964)	$(3,689)	$(3,391)	$(7,716)
From net realized gain on
investments	(3,393)	(126)	(23,094)	(117,974)	(1,372)		(1,973)	(6,744)	(6,287)	(11,853)
Total Dividends and Distributions $	(5,416)	$(176) $	(37,088) $	(198,779) $	(2,018	) $	(2,937) $	(10,433) $	(9,678)	$ (19,569)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2050 Fund

										Period Ended			Year Ended
										April 30, 2016			October 31, 2015
Operations
Net investment income (loss)										$		28,670	$57,723
Net realized gain (loss) on investments												86,655	99,852
Change in unrealized appreciation/depreciation of investments											(146,373)		(127,882)
		Net Increase (Decrease) in Net Assets Resulting from Operations										(31,048)	29,693

Dividends and Distributions to Shareholders
From net investment income												(29,751)	(58,299)
From net realized gain on investments												(98,514)	(85,679)
						Total Dividends and Distributions					(128,265)		(143,978)

Capital Share Transactions
Net increase (decrease) in capital share transactions											202,356		199,075
					Total Increase (Decrease) in Net Assets							43,043	84,790

Net Assets
Beginning of period											2,277,112		2,192,322
End of period (including undistributed net investment income as set forth below)											$2,320,155		$2,277,112
Undistributed (overdistributed) net investment income (loss)										$		826	$1,907

	Class A	Class B(a)		Class J	Institutional	R-1	R-2		R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$7,215	N/A		$18,772	$151,756	$1,930	$2,219		$8,682	$8,351		$15,491
Reinvested	3,694	N/A		10,134	95,723	842	1,035		4,034	3,548		9,208
Redeemed	(12,891)	N/A		(13,171)	(71,856)	(2,302)	(3,424)		(6,745)	(9,198)		(20,691)
Net Increase (Decrease)	$(1,982)	N/A		$15,735	$175,623	$470	$(170	) $	5,971	$2,701		$4,008
Shares:
Sold	537	N/A		1,440	11,499	149	171		662	636		1,195
Reinvested	272	N/A		770	7,081	63	77		302	264		685
Redeemed	(1,000)	N/A		(1,031)	(5,315)	(176)	(250)		(519)	(698)		(1,547)
Net Increase (Decrease)	(191)	N/A		1,179	13,265	36	(2)		445	202		333
Year Ended October 31, 2015
Dollars:
Sold	$16,619	$–		$47,214	$238,002	$3,496	$4,312		$16,304	$21,461		$47,659
Reinvested	3,923	52		10,688	105,458	1,112	1,875		4,963	4,621		11,238
Redeemed	(9,968)	(969)		(25,127)	(193,924)	(4,309)	(12,902)		(19,677)	(28,992)		(44,054)
Net Increase (Decrease)	$10,574	$(917	) $	32,775	$149,536	$299	$(6,715	) $	1,590	$(2,910	) $	14,843
Shares:
Sold	1,131	–		3,293	16,236	240	296		1,123	1,458		3,269
Reinvested	271	4		761	7,327	78	132		349	323		784
Redeemed	(673)	(66)		(1,760)	(13,117)	(298)	(905)		(1,347)	(2,011)		(3,018)
Net Increase (Decrease)	729	(62)		2,294	10,446	20	(477)		125	(230)		1,035

Distributions:
Period Ended April 30, 2016
From net investment income $	(733)	N/A		$(1,945)	$ (23,634)	$(88)	$(117	) $	(669)	$(688)		$(1,877)
From net realized gain on
investments	(3,000)	N/A		(8,192)	(72,089)	(754)	(923)		(3,365)	(2,860)		(7,331)
Total Dividends and Distributions $	(3,733)	N/A	$(10,137)		$ (95,723)	$(842)	$(1,040	) $	(4,034)	$(3,548)		$(9,208)
Year Ended October 31, 2015
From net investment income $	(1,512)	$(15)		$(4,048)	$ (43,718)	$(371)	$(643	) $	(1,809)	$(1,612)		$(4,571)
From net realized gain on
investments	(2,446)	(37)		(6,649)	(61,740)	(741)	(1,236)		(3,154)	(3,009)		(6,667)
Total Dividends and Distributions $	(3,958)	$(52) $		(10,697)	$ (105,458)	$(1,112)	$(1,879	) $	(4,963)	$(4,621)		$ (11,238)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

															Principal LifeTime
Amounts in thousands													Strategic Income Fund

													Period Ended			Year Ended
													April 30, 2016			October 31, 2015
Operations
Net investment income (loss)												$			8,841	$16,166
Net realized gain (loss) on investments															6,420	29,583
Change in unrealized appreciation/depreciation of investments															(7,311)	(43,118)
			Net Increase (Decrease) in Net Assets Resulting from Operations												7,950	2,631

Dividends and Distributions to Shareholders
From net investment income															(13,535)	(15,567)
						Total Dividends and Distributions									(13,535)	(15,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(23,697)	(71,881)
					Total Increase (Decrease) in Net Assets										(29,282)	(84,817)

Net Assets
Beginning of period													719,973			804,790
End of period (including undistributed net investment income as set forth below)													$690,691			$719,973
Undistributed (overdistributed) net investment income (loss)												$			3,046	$7,740

	Class A	Class B(a)		Class J	Institutional	R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,888		N/A	$5,569	$30,591	$478		$331		$2,098			$2,443		$4,256
Reinvested	488		N/A	1,412	10,042	55		82		404			267		774
Redeemed	(6,949)		N/A	(6,285)	(51,359)	(788)		(1,040)		(4,773)			(4,014)		(9,667)
Net Increase (Decrease)	$(4,573)		N/A	$696	$(10,726)	$(255	) $	(627	) $	(2,271	) $		(1,304	) $	(4,637)
Shares:
Sold	160		N/A	478	2,615	41		28		180			210		364
Reinvested	42		N/A	122	863	5		7		35			23		66
Redeemed	(599)		N/A	(539)	(4,359)	(68)		(88)		(410)			(345)		(825)
Net Increase (Decrease)	(397)		N/A	61	(881)	(22)		(53)		(195)			(112)		(395)
Year Ended October 31, 2015
Dollars:
Sold	$4,277		$–	$19,119	$63,088	$855		$1,267		$5,478			$7,840		$9,964
Reinvested	517		3	1,417	11,655	84		104		519			337		921
Redeemed	(5,858)		(340)	(15,780)	(133,822)	(2,952)		(3,633)		(11,566)			(12,649)		(12,726)
Net Increase (Decrease)	$(1,064	) $	(337)	$4,756	$(59,079)	$(2,013	) $	(2,262	) $	(5,569	) $		(4,472	) $	(1,841)
Shares:
Sold	351		–	1,585	5,199	71		105		456			647		821
Reinvested	43		–	119	972	7		9		44			28		77
Redeemed	(479)		(27)	(1,309)	(11,040)	(243)		(300)		(961)			(1,049)		(1,052)
Net Increase (Decrease)	(85)		(27)	395	(4,869)	(165)		(186)		(461)			(374)		(154)

Distributions:
Period Ended April 30, 2016
From net investment income $	(498)		N/A	$(1,413)	$ (10,042)	$(55	) $	(82	) $	(404	) $		(267	) $	(774)
From net realized gain on
investments	–		N/A	–	–	–		–		–			–		–
Total Dividends and Distributions $	(498)		N/A	$(1,413)	$ (10,042)	$(55	) $	(82	) $	(404	) $		(267	) $	(774)
Year Ended October 31, 2015
From net investment income $	(527	) $	(3)	$(1,417)	$ (11,655)	$(84	) $	(104	) $	(519	) $		(337	) $	(921)
From net realized gain on
investments	–		–	–	–	–		–		–			–		–
Total Dividends and Distributions $	(527	) $	(3)	$(1,417)	$ (11,655)	$(84	) $	(104	) $	(519	) $		(337	) $	(921)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Balanced Portfolio

								Period Ended			Year Ended
								April 30, 2016			October 31, 2015
Operations
Net investment income (loss)								$	50,622			$92,235
Net realized gain (loss) on investments									105,172		306,172
Change in unrealized appreciation/depreciation of investments									(161,702)		(347,591)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(5,908)			50,816

Dividends and Distributions to Shareholders
From net investment income									(48,659)			(94,484)
From net realized gain on investments									(302,643)		(114,369)
					Total Dividends and Distributions				(351,302)		(208,853)

Capital Share Transactions
Net increase (decrease) in capital share transactions									255,248		111,957
				Total Increase (Decrease) in Net Assets					(101,962)			(46,080)

Net Assets
Beginning of period									4,863,352		4,909,432
End of period (including undistributed net investment income as set forth below)									$4,761,390		$4,863,352
Undistributed (overdistributed) net investment income (loss)								$	1,963			$–

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$98,924	N/A	$51,435	$68,896	$3,979	$38,734	$431	$568	$8,185	$2,953		$11,180
Reinvested	150,148	N/A	52,092	74,011	348	58,216	264	357	4,775	2,834		5,267
Redeemed	(143,581)	N/A	(57,288)	(79,044)	(2,433)	(59,382)	(595)	(866)	(8,943)		(9,516)	(16,701)
Net Increase (Decrease)	$105,491	N/A	$46,239	$63,863	$1,894	$37,568	$100	$59	$4,017	$(3,729	) $	(254)
Shares:
Sold	6,762	N/A	3,540	4,853	277	2,685	30	42	568	206		760
Reinvested	10,291	N/A	3,619	5,224	24	4,044	18	25	333	197		366
Redeemed	(9,824)	N/A	(3,993)	(5,582)	(175)	(4,154)	(43)	(58)	(608)		(657)	(1,128)
Net Increase (Decrease)	7,229	N/A	3,166	4,495	126	2,575	5	9	293		(254)	(2)
Year Ended October 31, 2015(b)
Dollars:
Sold	$297,970	$187	$131,222	$147,888	$4,130	$109,627	$595	$1,349	$15,803	$8,254		$18,056
Reinvested	87,837	2,542	25,846	43,921	4	36,411	171	333	2,588	2,337		5,053
Redeemed	(277,000)	(79,100)	(102,666)	(145,800)	(372)	(127,425)	(1,555)	(5,244)	(9,607)		(24,695)	(56,703)
Net Increase (Decrease)	$108,807	$(76,371)	$54,402	$46,009	$3,762	$18,613	$(789)	$(3,562)	$8,784	$(14,104)		$ (33,594)
Shares:
Sold	18,474	12	8,257	9,448	267	7,003	38	85	995	521		1,153
Reinvested	5,532	160	1,647	2,844	–	2,323	11	21	166	149		323
Redeemed	(17,237)	(4,861)	(6,462)	(9,341)	(24)	(8,023)	(98)	(328)	(608)		(1,558)	(3,692)
Net Increase (Decrease)	6,769	(4,689)	3,442	2,951	243	1,303	(49)	(222)	553		(888)	(2,216)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (21,265)	N/A	$(5,078) $	(11,149) $	(59)	$(9,275)	$(29)	$(42)	$(616)	$(381	) $	(765)
From net realized gain on
investments	(130,829)	N/A	(47,951)	(62,954)	(289)	(48,956)	(235)	(315)	(4,159)		(2,453)	(4,502)
Total Dividends and Distributions	$ (152,094)	N/A	$(53,029) $	(74,103) $	(348)	$ (58,231)	$(264)	$(357)	$(4,775)	$(2,834	) $	(5,267)
Year Ended October 31, 2015(b)
From net investment income $	(40,952) $	(861)	$(9,266) $	(20,597) $	(4) $	(18,112)	$(64)	$(129)	$(1,119)	$(1,012	) $	(2,368)
From net realized gain on
investments	(48,036)	(1,720)	(17,140)	(23,370)	–	(18,313)	(107)	(204)	(1,469)		(1,325)	(2,685)
Total Dividends and Distributions $	(88,988) $	(2,581) $	(26,406) $	(43,967) $	(4) $	(36,425)	$(171)	$(333)	$(2,588)	$(2,337	) $	(5,053)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Conservative Balanced Portfolio

													Period Ended				Year Ended
													April 30, 2016				October 31, 2015
Operations
Net investment income (loss)															$21,197				$35,688
Net realized gain (loss) on investments															24,851				66,318
Change in unrealized appreciation/depreciation of investments															(37,572)				(88,490)
		Net Increase (Decrease) in Net Assets Resulting from Operations													8,476				13,516

Dividends and Distributions to Shareholders
From net investment income															(20,640)				(36,898)
From net realized gain on investments															(66,439)				(26,236)
								Total Dividends and Distributions							(87,079)				(63,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions													109,858						76,968
						Total Increase (Decrease) in Net Assets									31,255				27,350

Net Assets
Beginning of period													1,677,415				1,650,065
End of period (including undistributed net investment income as set forth below)													$1,708,670				$1,677,415
Undistributed (overdistributed) net investment income (loss)															$1,945				$1,388

	Class A	Class B(a)		Class C		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$44,178	N/A $		22,965		$44,555		$727		$46,215	$336		$190		$1,565		$1,695		$5,788
Reinvested	26,193	N/A		12,503		28,372		73		15,717	146		71		886		922		1,473
Redeemed	(40,859)	N/A		(24,671)		(45,886)		(1,106)		(20,018)	(697)		(395)		(3,814)		(3,540)		(3,726)
Net Increase (Decrease)	$29,512	N/A $		10,797		$27,041		$(306	) $	41,914	$(215	) $	(134	) $	(1,363	) $	(923	) $	3,535
Shares:
Sold	3,863	N/A		2,041		3,946		65		4,195	30		18		139		150		513
Reinvested	2,307	N/A		1,113		2,528		6		1,396	13		6		79		82		131
Redeemed	(3,606)	N/A		(2,193)		(4,106)		(95)		(1,781)	(63)		(35)		(338)		(314)		(325)
Net Increase (Decrease)	2,564	N/A		961		2,368		(24)		3,810	(20)		(11)		(120)		(82)		319
Year Ended October 31, 2015(b)
Dollars:
Sold	$99,927	$125		$60,353		$97,001		$1,938		$44,564	$589		$743		$4,522		$6,453		$10,344
Reinvested	18,746	333		7,540		20,833		4		12,027	96		85		734		782		1,418
Redeemed	(82,165)	(13,686)		(38,241)		(94,285)		(67)		(46,140)	(488)		(1,995)		(7,537)		(9,413)		(18,172)
Net Increase (Decrease)	$36,508	$ (13,228)		$29,652		$23,549		$1,875		$10,451	$197		$(1,167	) $	(2,281	) $	(2,178	) $	(6,410)
Shares:
Sold	8,174	10		4,987		8,025		164		3,703	49		62		373		533		856
Reinvested	1,550	28		629		1,741		–		1,002	8		7		61		65		118
Redeemed	(6,736)	(1,107)		(3,165)		(7,811)		(6)		(3,813)	(41)		(164)		(623)		(776)		(1,527)
Net Increase (Decrease)	2,988	(1,069)		2,451		1,955		158		892	16		(95)		(189)		(178)		(553)

Distributions:
Period Ended April 30, 2016
From net investment income $	(6,342)	N/A $		(2,309	) $	(7,001	) $	(18	) $	(4,165)	$(28	) $	(14	) $	(190	) $	(212	) $	(361)
From net realized gain on
investments	(20,247)	N/A		(10,478)		(21,414)		(55)		(11,552)	(118)		(57)		(696)		(710)		(1,112)
Total Dividends and Distributions	$ (26,589)	N/A $		(12,787) $		(28,415) $		(73) $		(15,717)	$(146	) $	(71	) $	(886	) $	(922	) $	(1,473)
Year Ended October 31, 2015(b)
From net investment income $	(11,290) $	(138	) $	(3,823) $		(12,395) $		(4	) $	(7,453)	$(50	) $	(44	) $	(404	) $	(446	) $	(851)
From net realized gain on
investments	(7,770)	(202)		(3,907)		(8,463)		–		(4,574)	(46)		(41)		(330)		(336)		(567)
Total Dividends and Distributions $	(19,060) $	(340	) $	(7,730) $		(20,858) $		(4) $		(12,027)	$(96	) $	(85	) $	(734	) $	(782	) $	(1,418)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Conservative Growth Portfolio

								Period Ended			Year Ended
								April 30, 2016			October 31, 2015
Operations
Net investment income (loss)										$26,886			$51,222
Net realized gain (loss) on investments										94,525	297,635
Change in unrealized appreciation/depreciation of investments								(151,291)			(316,879)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(29,880)			31,978

Dividends and Distributions to Shareholders
From net investment income										(25,969)			(52,728)
From net realized gain on investments								(290,387)			(102,365)
					Total Dividends and Distributions			(316,356)			(155,093)

Capital Share Transactions
Net increase (decrease) in capital share transactions								211,187					34,828
				Total Increase (Decrease) in Net Assets				(135,049)					(88,287)

Net Assets
Beginning of period								3,184,432			3,272,719
End of period (including undistributed net investment income as set forth below)								$3,049,383			$3,184,432
Undistributed (overdistributed) net investment income (loss)										$2,119			$1,202

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2		R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$50,710	N/A	$27,293	$31,628	$1,914	$14,248	$232	$480		$1,719	$1,707		$6,059
Reinvested	145,641	N/A	51,979	51,098	340	54,023	305	478		2,864	1,891		4,531
Redeemed	(99,435)	N/A	(38,613)	(37,878)	(806)	(44,557)	(342)	(1,021)		(4,510)	(3,905)		(6,886)
Net Increase (Decrease)	$96,916	N/A	$40,659	$44,848	$1,448	$23,714	$195	$(63	) $	73	$(307	) $	3,704
Shares:
Sold	3,126	N/A	1,789	1,992	122	878	16	32		109	109		373
Reinvested	9,022	N/A	3,445	3,263	21	3,406	19	31		183	120		288
Redeemed	(6,125)	N/A	(2,556)	(2,418)	(51)	(2,830)	(23)	(64)		(285)	(239)		(408)
Net Increase (Decrease)	6,023	N/A	2,678	2,837	92	1,454	12	(1)		7	(10)		253
Year Ended October 31, 2015(b)
Dollars:
Sold	$192,880	$128	$67,814	$72,559	$2,909	$62,339	$711	$1,627		$6,561	$6,067		$12,921
Reinvested	69,639	2,102	23,076	24,520	–	26,906	192	392		1,226	1,179		4,218
Redeemed	(193,303)	(59,776)	(70,964)	(77,500)	(73)	(72,993)	(1,812)	(4,943)		(3,635)	(10,305)		(49,834)
Net Increase (Decrease)	$69,216	$(57,546)	$19,926	$19,579	$2,836	$16,252	$(909)	$(2,924	) $	4,152	$(3,059)		$ (32,695)
Shares:
Sold	10,439	7	3,896	4,056	165	3,510	39	91		365	337		725
Reinvested	3,843	120	1,351	1,392	–	1,510	11	22		70	66		238
Redeemed	(10,520)	(3,287)	(4,090)	(4,340)	(4)	(4,044)	(103)	(275)		(203)	(576)		(2,875)
Net Increase (Decrease)	3,762	(3,160)	1,157	1,108	161	976	(53)	(162)		232	(173)		(1,912)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (12,787)	N/A	$(1,026)	$(4,969)	$(39)	$(6,411)	$(7)	$(12	) $	(201)	$(147	) $	(370)
From net realized gain on
investments	(134,556)	N/A	(52,427)	(46,145)	(301)	(47,624)	(298)	(468)		(2,663)	(1,744)		(4,161)
Total Dividends and Distributions	$ (147,343)	N/A	$(53,453) $	(51,114) $	(340)	$ (54,035)	$(305)	$(480	) $	(2,864)	$(1,891	) $	(4,531)
Year Ended October 31, 2015(b)
From net investment income $	(24,700) $	(348)	$(5,773)	$(8,800)	$–	$(10,601)	$(52)	$(117	) $	(388)	$(412	) $	(1,537)
From net realized gain on
investments	(45,829)	(1,779)	(18,013)	(15,731)	–	(16,312)	(140)	(275)		(838)	(767)		(2,681)
Total Dividends and Distributions $	(70,529) $	(2,127) $	(23,786) $	(24,531) $	–	$(26,913)	$(192)	$(392	) $	(1,226)	$(1,179	) $	(4,218)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Flexible Income Portfolio

								Period Ended			Year Ended
								April 30, 2016			October 31, 2015
Operations
Net investment income (loss)								$	33,774		$	55,748
Net realized gain (loss) on investments									14,191			56,598
Change in unrealized appreciation/depreciation of investments										(20,903)		(111,997)
		Net Increase (Decrease) in Net Assets Resulting from Operations							27,062			349

Dividends and Distributions to Shareholders
From net investment income										(34,462)		(54,855)
From net realized gain on investments										(56,712)		(21,877)
					Total Dividends and Distributions					(91,174)		(76,732)

Capital Share Transactions
Net increase (decrease) in capital share transactions									117,499			261,763
				Total Increase (Decrease) in Net Assets					53,387			185,380

Net Assets
Beginning of period									2,255,466			2,070,086
End of period (including undistributed net investment income as set forth below)									$2,308,853			$2,255,466
Undistributed (overdistributed) net investment income (loss)								$	404		$	1,092

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$106,352	N/A	$37,627	$107,633	$4,297	$12,487	$166	$33	$ 743		$1,078	$ 3,162
Reinvested	33,650	N/A	12,485	35,274	297	7,251	28	32	380		312	691
Redeemed	(102,497)	N/A	(39,694)	(77,853)	(1,193)	(19,723)	(13)	(73)		(2,525)	(1,310)	(1,598)
Net Increase (Decrease)	$37,505	N/A	$10,418	$65,054	$3,401	$15	$181	$(8)	$(1,402	) $	80	$ 2,255
Shares:
Sold	9,053	N/A	3,246	9,287	360	1,073	14	3	63		93	273
Reinvested	2,885	N/A	1,081	3,048	26	623	2	2	33		27	60
Redeemed	(8,785)	N/A	(3,413)	(6,747)	(102)	(1,694)	(1)	(6)		(218)	(114)	(138)
Net Increase (Decrease)	3,153	N/A	914	5,588	284	2	15	(1)		(122)	6	195
Year Ended October 31, 2015(b)
Dollars:
Sold	$222,826	$126	$97,577	$250,254	$4,676	$31,072	$161	$416	$ 3,322		$2,276	$ 4,492
Reinvested	29,207	307	9,283	28,565	11	7,076	23	32	375		383	780
Redeemed	(175,907)	(16,876)	(58,992)	(125,499)	(71)	(34,505)	(224)	(715)		(3,737)	(6,527)	(8,424)
Net Increase (Decrease)	$76,126	$(16,443)	$47,868	$153,320	$4,616	$3,643	$(40)	$(267)	$(40	) $	(3,868)	$(3,152)
Shares:
Sold	17,909	10	7,925	20,289	386	2,513	13	33	267		184	363
Reinvested	2,357	25	756	2,323	1	573	2	3	31		31	63
Redeemed	(14,180)	(1,342)	(4,802)	(10,197)	(6)	(2,795)	(18)	(57)		(302)	(527)	(692)
Net Increase (Decrease)	6,086	(1,307)	3,879	12,415	381	291	(3)	(21)		(4)	(312)	(266)

Distributions:
Period Ended April 30, 2016
From net investment income $	(12,974)	N/A	$(4,026) $	(13,901) $	(116)	$(2,903)	$(10)	$(11)	$(131	) $	(116)	$(274)
From net realized gain on
investments	(21,175)	N/A	(8,654)	(21,453)	(181)	(4,348)	(18)	(21)		(249)	(196)	(417)
Total Dividends and Distributions	$ (34,149)	N/A	$(12,680) $	(35,354) $	(297)	$(7,251)	$(28)	$(32)	$(380	) $	(312)	$(691)
Year Ended October 31, 2015(b)
From net investment income $	(21,358) $	(146)	$(6,118) $	(20,889) $	(11)	$(5,225)	$(15)	$(22)	$(257	) $	(258)	$(556)
From net realized gain on
investments	(8,287)	(167)	(3,335)	(7,749)	–	(1,854)	(8)	(10)		(118)	(125)	(224)
Total Dividends and Distributions $	(29,645) $	(313)	$(9,453) $	(28,638) $	(11)	$(7,079)	$(23)	$(32)	$(375	) $	(383)	$(780)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Strategic Growth Portfolio

								Period Ended		Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)								$	20,512	$	35,133
Net realized gain (loss) on investments									61,854		225,188
Change in unrealized appreciation/depreciation of investments									(114,120)		(242,500)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(31,754)		17,821

Dividends and Distributions to Shareholders
From net investment income									(17,512)		(34,985)
From net realized gain on investments									(220,872)		(94,070)
					Total Dividends and Distributions				(238,384)		(129,055)

Capital Share Transactions
Net increase (decrease) in capital share transactions									175,184		30,241
				Total Increase (Decrease) in Net Assets					(94,954)		(80,993)

Net Assets
Beginning of period									1,932,184	2,013,177
End of period (including undistributed net investment income as set forth below)									$1,837,230	$1,932,184
Undistributed (overdistributed) net investment income (loss)								$	8,580	$	5,580

Class A		Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$35,142	N/A	$15,492	$13,429	$332	$7,839	$204	$174	$1,762	$1,338	$2,958
Reinvested	119,346	N/A	39,680	34,991	186	34,073	391	342	2,180	1,704	2,940
Redeemed	(68,262)	N/A	(21,088)	(20,185)	(178)	(18,279)	(238)	(56)	(2,735)	(2,805)	(5,493)
Net Increase (Decrease)	$86,226	N/A	$34,084	$28,235	$340	$23,633	$357	$460	$1,207	$237	$405
Shares:
Sold	1,972	N/A	942	767	18	437	11	10	96	77	165
Reinvested	6,683	N/A	2,421	2,020	11	1,945	23	20	126	98	169
Redeemed	(3,820)	N/A	(1,291)	(1,162)	(10)	(1,053)	(14)	(3)	(150)	(158)	(313)
Net Increase (Decrease)	4,835	N/A	2,072	1,625	19	1,329	20	27	72	17	21
Year Ended October 31, 2015(b)
Dollars:
Sold	$127,786	$82	$38,193	$37,020	$1,439	$30,909	$659	$1,514	$4,399	$6,720	$9,769
Reinvested	62,495	2,452	19,822	18,748	–	18,927	258	294	1,126	1,260	2,320
Redeemed	(128,375)	(46,920)	(45,000)	(45,191)	(98)	(48,080)	(1,791)	(3,557)	(4,305)	(12,775)	(19,859)
Net Increase (Decrease)	$61,906	$(44,386)	$13,015	$10,577	$1,341	$1,756	$(874)	$(1,749)	$1,220	$(4,795)	$(7,770)
Shares:
Sold	6,059	4	1,958	1,809	72	1,540	31	74	216	327	480
Reinvested	3,030	127	1,034	933	–	934	13	15	56	62	115
Redeemed	(6,132)	(2,341)	(2,304)	(2,216)	(5)	(2,337)	(88)	(173)	(212)	(622)	(1,018)
Net Increase (Decrease)	2,957	(2,210)	688	526	67	137	(44)	(84)	60	(233)	(423)

Distributions:
Period Ended April 30, 2016
From net investment income $	(9,396)	N/A $	(1,000)	$(2,992)	$(19)	$(3,581)	$(15)	$(11)	$(142)	$(123)	$(233)
From net realized gain on
investments	(111,445)	N/A	(39,596)	(32,003)	(167)	(30,628)	(376)	(331)	(2,038)	(1,581)	(2,707)
Total Dividends and Distributions	$ (120,841)	N/A	$(40,596) $	(34,995) $	(186)	$ (34,209)	$(391)	$(342)	$(2,180)	$(1,704)	$(2,940)
Year Ended October 31, 2015(b)
From net investment income $ (	17,786) $	(350)	$(3,981)	$(5,395)	$–	$(6,050)	$(49)	$(69)	$(288)	$(337)	$(680)
From net realized gain on
investments	(45,478)	(2,128)	(16,319)	(13,354)	–	(12,956)	(209)	(225)	(838)	(923)	(1,640)
Total Dividends and Distributions $	(63,264) $	(2,478) $	(20,300) $	(18,749) $	–	$(19,006)	$(258)	$(294)	$(1,126)	$(1,260)	$(2,320)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to Class A, Class C and Class P shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective February 23, 2015, Class B shares discontinued operations and converted to Class A shares.

Effective August 24, 2015, the initial purchase of $10,000 of Class P shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio were made by Principal Management Corporation (the “Manager”).

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

In addition to the expenses that each of the Funds bears directly, each of the Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2016, none of the Funds borrowed from or loaned to the Facility.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2016.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2016 there were no transfers between Level 1 and Level 2 and 100% of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. Certain of the Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Funds were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Funds was .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets, .25% of the next $9 billion of aggregate net assets, and .20% of aggregate net assets over $14 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2015 through April 30, 2016
	Class A		Class C	Class J	Class P	Expiration Date
Principal LifeTime 2010 Fund	.38	%*	N/A	N/A	N/A	February 28, 2017
Principal LifeTime 2020 Fund	.38	*	N/A	N/A	N/A	February 28, 2017
Principal LifeTime 2030 Fund	.38	*	N/A	N/A	N/A	February 28, 2017
Principal LifeTime 2040 Fund	.38	*	N/A	N/A	N/A	February 28, 2017
Principal LifeTime 2050 Fund	.38	*	N/A	N/A	N/A	February 28, 2017
Principal LifeTime Strategic Income Fund	.38	*	N/A	N/A	N/A	February 28, 2017
SAM Conservative Balanced Portfolio	.63		1.38%	.63%	N/A	February 28, 2017
SAM Conservative Growth Portfolio	N/A		N/A	N/A	.37%^	February 28, 2017

*	Prior to March 1, 2016, the contractual limit was .41%.
^	Prior to March 1, 2016, the contractual limit was .42%.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses, through the period ending February 28, 2017. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, respectively.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (the "Distributor"), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percentage of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .132% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2016, were as follows (in thousands):

	Class A	Class C	Class J
Principal LifeTime 2010 Fund	$13	N/A	$19
Principal LifeTime 2020 Fund	101	N/A	94
Principal LifeTime 2030 Fund	163	N/A	95
Principal LifeTime 2040 Fund	156	N/A	67
Principal LifeTime 2050 Fund	110	N/A	28
Principal LifeTime Strategic Income Fund	9	N/A	8
SAM Balanced Portfolio	943	$38	109
SAM Conservative Balanced Portfolio	427	23	48
SAM Conservative Growth Portfolio	642	16	46
SAM Flexible Income Portfolio	550	27	134
SAM Strategic Growth Portfolio	429	7	28

Affiliated Ownership. At April 30, 2016, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class P	Institutional
Principal LifeTime 2010 Fund	N/A	51,930
Principal LifeTime 2020 Fund	N/A	255,338
Principal LifeTime 2030 Fund	N/A	290,568
Principal LifeTime 2040 Fund	N/A	182,673
Principal LifeTime 2050 Fund	N/A	108,236
Principal LifeTime Strategic Income Fund	N/A	35,926
SAM Balanced Portfolio	1	45,386
SAM Conservative Balanced Portfolio	1	23,129
SAM Conservative Growth Portfolio	1	27,007
SAM Flexible Income Portfolio	1	12,976
SAM Strategic Growth Portfolio	1	12,743

6. Investment Transactions

For the period ended April 30, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Principal LifeTime 2010 Fund	$162,621	$230,835
Principal LifeTime 2020 Fund	640,176	682,500
Principal LifeTime 2030 Fund	814,993	605,684
Principal LifeTime 2040 Fund	732,120	505,434
Principal LifeTime 2050 Fund	436,671	248,199
Principal LifeTime Strategic Income Fund	80,503	104,356
SAM Balanced Portfolio	212,166	147,874
SAM Conservative Balanced Portfolio	116,668	45,593
SAM Conservative Growth Portfolio	144,748	125,074
SAM Flexible Income Portfolio	135,987	59,495
SAM Strategic Growth Portfolio	97,675	74,295

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2016 and October 31, 2015 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2016	2015	2016	2015	*
Principal LifeTime 2010 Fund	$23,573	$32,009	$39,912	$—
Principal LifeTime 2020 Fund	101,432	160,249	388,198	220,300
Principal LifeTime 2030 Fund	105,340	176,263	460,350	249,374
Principal LifeTime 2040 Fund	65,274	114,875	206,805	171,219
Principal LifeTime 2050 Fund	33,661	59,091	94,604	84,887
Principal LifeTime Strategic Income Fund	13,535	15,567	—	—
SAM Balanced Portfolio	49,678	95,964	301,624	112,889
SAM Conservative Balanced Portfolio	21,188	37,366	65,891	25,768
SAM Conservative Growth Portfolio	25,969	54,099	290,387	100,994
SAM Flexible Income Portfolio	35,117	55,038	56,057	21,694
SAM Strategic Growth Portfolio	21,394	35,915	216,990	93,140

* The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2015, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

					Total
	Undistributed	Undistributed		Net Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	(Deficit)
Principal LifeTime 2010 Fund	$11,441	$39,912	$—	$92,619	$143,972
Principal LifeTime 2020 Fund	39,608	388,198	—	490,302	918,108
Principal LifeTime 2030 Fund	31,315	460,338	—	622,365	1,114,018
Principal LifeTime 2040 Fund	12,742	206,783	—	599,471	818,996
Principal LifeTime 2050 Fund	5,813	94,600	—	294,831	395,244
Principal LifeTime Strategic Income Fund	7,740	—	(2,938)	36,227	41,029
SAM Balanced Portfolio	1,003	301,609	—	693,956	996,568
SAM Conservative Balanced Portfolio	1,924	65,888	—	149,711	217,523
SAM Conservative Growth Portfolio	1,202	290,374	—	541,187	832,763
SAM Flexible Income Portfolio	1,731	56,055	—	95,587	153,373
SAM Strategic Growth Portfolio	9,453	216,983	—	319,485	545,921

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2015, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Expiring In:
2018
Principal LifeTime Strategic Income Fund	$2,938

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

As of October 31, 2015, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Principal LifeTime 2010 Fund	$45,975
Principal LifeTime Strategic Income Fund	28,624

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2015, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2015, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Principal LifeTime 2010 Fund	$—	$(6,977)	$6,977
Principal LifeTime 2020 Fund	—	(40,893)	40,893
Principal LifeTime 2030 Fund	—	(24,156)	24,156
Principal LifeTime 2040 Fund	—	(8,070)	8,070
Principal LifeTime 2050 Fund	—	(1,462)	1,462
Principal LifeTime Strategic Income Fund	—	(785)	785
SAM Balanced Portfolio	23	(23)	—
SAM Conservative Growth Portfolio	(5)	5	—

Federal Income Tax Basis. At April 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Principal LifeTime 2010 Fund	$85,440	$(31,598)	$53,842	$1,229,457
Principal LifeTime 2020 Fund	490,121	(198,126)	291,995	5,715,682
Principal LifeTime 2030 Fund	581,819	(247,046)	334,773	6,283,856
Principal LifeTime 2040 Fund	512,725	(176,576)	336,149	4,044,115
Principal LifeTime 2050 Fund	254,821	(106,363)	148,458	2,171,926
Principal LifeTime Strategic Income Fund	38,618	(9,702)	28,916	661,814
SAM Balanced Portfolio	617,925	(85,671)	532,254	4,232,315
SAM Conservative Balanced Portfolio	142,477	(30,338)	112,139	1,597,517
SAM Conservative Growth Portfolio	470,207	(80,311)	389,896	2,661,493
SAM Flexible Income Portfolio	117,271	(42,379)	74,892	2,234,340
SAM Strategic Growth Portfolio	290,542	(85,177)	205,365	1,633,365

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

27

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,268,694	$35,800
Bond Market Index Fund (a)	10,301,116	114,857
Core Plus Bond Fund (a)	23,238,791	253,768
Diversified International Fund (a)	4,690,299	52,391
Diversified Real Asset Fund (a)	3,103,405	33,548
Equity Income Fund (a)	1,370,728	35,598
Global Diversified Income Fund (a)	8,470,438	112,572
Global Multi-Strategy Fund (a)	6,509,663	68,937
Global Opportunities Fund (a)	3,585,545	40,660
Inflation Protection Fund (a)	12,351,724	105,484
International Emerging Markets Fund (a)	316,535	6,486
LargeCap Growth Fund I (a)	3,112,484	36,074
LargeCap S&P 500 Index Fund (a)	4,130,355	59,725
LargeCap Value Fund III (a)	2,489,881	36,452
MidCap Fund (a)	1,356,276	28,794
MidCap Growth Fund III (a),(b)	1,253,212	12,169
MidCap Value Fund III (a)	679,229	12,389
Origin Emerging Markets Fund (a)	914,491	7,471
Overseas Fund (a)	5,166,571	48,514
Short-Term Income Fund (a)	12,945,593	157,807
SmallCap Growth Fund I (a),(b)	1,112,034	11,687
SmallCap Value Fund II (a)	1,062,858	12,116
		$1,283,299
TOTAL INVESTMENT COMPANIES		$1,283,299
Total Investments		$1,283,299
Other Assets and Liabilities - (0.01)%		$(105)
TOTAL NET ASSETS - 100.00%		$1,283,194

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.25%
Domestic Equity Funds	21.88%
Specialty Funds	16.76%
International Equity Funds	12.12%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

28

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,659,289	$41,909	100,077	$1,547	490,672	$7,685	2,268,694	$35,709
Bond Market Index Fund	8,821,844	98,336	2,314,873	25,587	835,601	9,187	10,301,116	114,693
Core Plus Bond Fund	26,892,922	291,998	661,506	7,111	4,315,637	46,469	23,238,791	252,598
Diversified International Fund	4,818,194	72,901	322,569	3,572	450,464	4,937	4,690,299	71,985
Diversified Real Asset Fund	5,207,305	55,035	125,942	1,299	2,229,842	23,208	3,103,405	32,947
Equity Income Fund	1,667,795	31,481	43,090	1,075	340,157	8,684	1,370,728	25,859
Global Diversified Income Fund	8,574,083	105,174	699,850	9,170	803,495	10,504	8,470,438	103,864
Global Multi-Strategy Fund	4,327,061	45,160	2,663,622	28,187	481,020	5,119	6,509,663	68,179
Global Opportunities Fund	1,962,810	21,165	1,835,185	20,906	212,450	2,403	3,585,545	39,692
Inflation Protection Fund	13,326,450	109,943	308,660	2,556	1,283,386	10,673	12,351,724	101,832
International Emerging Markets Fund	609,127	17,776	13,652	267	306,244	6,078	316,535	10,250
LargeCap Growth Fund I	3,459,744	25,535	472,214	5,630	819,474	9,638	3,112,484	22,792
LargeCap S&P 500 Index Fund	4,521,269	47,647	189,117	2,664	580,031	8,263	4,130,355	41,860
LargeCap Value Fund III	3,257,001	43,459	302,705	4,370	1,069,825	15,638	2,489,881	32,941
MidCap Fund	2,421,295	35,494	182,564	3,765	1,247,583	25,903	1,356,276	19,737
MidCap Growth Fund III	—	—	1,253,212	12,064	—	—	1,253,212	12,064
MidCap Value Fund III	—	—	679,229	12,064	—	—	679,229	12,064
Origin Emerging Markets Fund	1,259,839	12,627	31,695	252	377,043	3,079	914,491	9,287
Overseas Fund	5,202,704	45,965	499,083	4,713	535,216	4,984	5,166,571	45,784
Short-Term Income Fund	13,201,654	159,189	983,047	11,956	1,239,108	15,019	12,945,593	156,134
SmallCap Growth Fund I	1,541,025	14,203	156,778	1,709	585,769	6,183	1,112,034	9,597
SmallCap Value Fund II	1,503,885	11,631	194,322	2,157	635,349	7,181	1,062,858	8,216
		$1,286,628		$162,621		$230,835		$1,228,084

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$202			$(62)			$775
Bond Market Index Fund		1,831			(43)			118
Core Plus Bond Fund		3,347			(42)			—
Diversified International Fund		797			449			—
Diversified Real Asset Fund		523			(179)			—
Equity Income Fund		505			1,987			—
Global Diversified Income Fund		3,521			24			—
Global Multi-Strategy Fund		416			(49)			939
Global Opportunities Fund		301			24			196
Inflation Protection Fund		885			6			—
International Emerging Markets Fund		107			(1,715)			—
LargeCap Growth Fund I		27			1,265			5,039
LargeCap S&P 500 Index Fund		1,178			(188)			515
LargeCap Value Fund III		900			750			2,907
MidCap Fund		66			6,381			3,051
MidCap Growth Fund III		—			—			—
MidCap Value Fund III		—			—			—
Origin Emerging Markets Fund		92			(513)			—
Overseas Fund		952			90			980
Short-Term Income Fund		1,586			8			—
SmallCap Growth Fund I		—			(132)			1,527
SmallCap Value Fund II		350			1,609			1,624
		$17,586			$9,670			$17,671
Amounts in thousands except shares

See accompanying notes

29

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	15,659,236	$247,103
Bond Market Index Fund (a)	36,198,515	403,613
Core Plus Bond Fund (a)	99,981,713	1,091,800
Diversified International Fund (a)	32,984,496	368,437
Diversified Real Asset Fund (a)	14,590,690	157,725
Equity Income Fund (a)	9,293,827	241,361
Global Diversified Income Fund (a)	30,610,585	406,815
Global Multi-Strategy Fund (a)	25,193,057	266,794
Global Opportunities Fund (a)	26,870,126	304,707
Global Real Estate Securities Fund (a)	13,879,470	126,164
Inflation Protection Fund (a)	26,138,246	223,221
International Emerging Markets Fund (a)	2,223,262	45,555
LargeCap Growth Fund I (a)	21,350,634	247,454
LargeCap S&P 500 Index Fund (a)	28,887,114	417,708
LargeCap Value Fund III (a)	17,406,831	254,836
MidCap Fund (a)	9,522,848	202,170
MidCap Growth Fund III (a),(b)	9,266,055	89,973
MidCap Value Fund III (a)	4,974,917	90,742
Origin Emerging Markets Fund (a)	5,280,907	43,145
Overseas Fund (a)	38,674,816	363,157
Short-Term Income Fund (a)	20,337,372	247,913
SmallCap Growth Fund I (a),(b)	7,930,722	83,352
SmallCap Value Fund II (a)	7,362,519	83,932
		$6,007,677
TOTAL INVESTMENT COMPANIES		$6,007,677
Total Investments		$6,007,677
Other Assets and Liabilities - (0.01)%		$(410)
TOTAL NET ASSETS - 100.00%		$6,007,267

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	32.74%
Domestic Equity Funds	32.61%
International Equity Funds	20.82%
Specialty Funds	13.84%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

30

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	16,237,713	$255,474	600,974	$9,288	1,179,451	$18,359	15,659,236	$246,256
Bond Market Index Fund	30,608,617	340,933	7,391,805	81,595	1,801,907	19,781	36,198,515	402,732
Core Plus Bond Fund	104,781,338	1,138,199	2,450,266	26,308	7,249,891	77,843	99,981,713	1,086,675
Diversified International Fund	29,604,207	405,783	5,019,032	54,313	1,638,743	17,979	32,984,496	442,386
Diversified Real Asset Fund	23,197,291	259,499	525,613	5,422	9,132,214	95,449	14,590,690	169,440
Equity Income Fund	9,579,567	197,755	248,687	6,205	534,427	13,359	9,293,827	189,935
Global Diversified Income Fund	29,394,252	410,926	2,765,960	36,276	1,549,627	20,232	30,610,585	426,930
Global Multi-Strategy Fund	17,600,354	185,229	8,620,534	91,228	1,027,831	10,922	25,193,057	265,542
Global Opportunities Fund	25,632,045	279,118	2,481,993	27,963	1,243,912	14,075	26,870,126	293,069
Global Real Estate Securities Fund	18,763,963	138,885	877,221	7,845	5,761,714	52,355	13,879,470	102,137
Inflation Protection Fund	24,711,455	215,696	2,910,670	24,652	1,483,879	12,340	26,138,246	228,052
International Emerging Markets Fund	3,877,397	100,519	84,824	1,657	1,738,959	34,936	2,223,262	63,032
LargeCap Growth Fund I	21,264,018	155,114	2,913,925	34,744	2,827,309	33,206	21,350,634	156,882
LargeCap S&P 500 Index Fund	32,486,736	320,798	1,270,846	17,907	4,870,468	69,779	28,887,114	268,406
LargeCap Value Fund III	18,245,963	242,079	1,716,410	24,775	2,555,542	37,204	17,406,831	230,587
MidCap Fund	7,845,242	144,405	2,141,920	44,573	464,314	9,659	9,522,848	179,175
MidCap Growth Fund III	10,783,661	94,410	661,807	6,357	2,179,413	21,035	9,266,055	79,708
MidCap Value Fund III	5,872,899	93,780	280,899	5,004	1,178,881	21,035	4,974,917	79,278
Origin Emerging Markets Fund	6,828,646	69,743	181,508	1,441	1,729,247	13,818	5,280,907	54,863
Overseas Fund	32,926,447	310,830	7,677,563	71,768	1,929,194	17,943	38,674,816	364,661
Short-Term Income Fund	18,318,259	224,090	3,066,952	37,318	1,047,839	12,698	20,337,372	248,657
SmallCap Growth Fund I	9,276,261	88,460	945,609	10,314	2,291,148	24,247	7,930,722	74,205
SmallCap Value Fund II	9,191,608	74,730	1,191,405	13,223	3,020,494	34,246	7,362,519	56,980
		$5,746,455		$640,176		$682,500		$5,709,588

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,250			$(147)			$4,804
Bond Market Index Fund		6,448			(15)			415
Core Plus Bond Fund		13,510			11			—
Diversified International Fund		4,977			269			—
Diversified Real Asset Fund		2,379			(32)			—
Equity Income Fund		2,971			(666)			—
Global Diversified Income Fund		12,390			(40)			—
Global Multi-Strategy Fund		1,724			7			3,885
Global Opportunities Fund		3,985			63			2,588
Global Real Estate Securities Fund		3,032			7,762			3,026
Inflation Protection Fund		1,669			44			—
International Emerging Markets Fund		693			(4,208)			—
LargeCap Growth Fund I		171			230			31,376
LargeCap S&P 500 Index Fund		8,626			(520)			3,767
LargeCap Value Fund III		5,102			937			16,476
MidCap Fund		219			(144)			10,026
MidCap Growth Fund III		—			(24)			5,386
MidCap Value Fund III		1,367			1,529			2,666
Origin Emerging Markets Fund		506			(2,503)			—
Overseas Fund		6,135			6			6,305
Short-Term Income Fund		2,258			(53)			—
SmallCap Growth Fund I		—			(322)			9,286
SmallCap Value Fund II		2,165			3,273			10,031
		$81,577			$5,457			$110,037
Amounts in thousands except shares

See accompanying notes

31

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,382,080	$274,289
Bond Market Index Fund (a)	25,924,502	289,058
Core Plus Bond Fund (a)	80,156,436	875,308
Diversified International Fund (a)	44,138,226	493,024
Diversified Real Asset Fund (a)	15,718,498	169,917
Equity Income Fund (a)	8,824,087	229,162
Global Diversified Income Fund (a)	22,331,777	296,789
Global Multi-Strategy Fund (a)	21,431,639	226,961
Global Opportunities Fund (a)	38,186,723	433,038
Global Real Estate Securities Fund (a)	25,247,335	229,498
Inflation Protection Fund (a)	16,466,015	140,620
International Emerging Markets Fund (a)	5,404,114	110,730
LargeCap Growth Fund I (a)	37,321,493	432,556
LargeCap S&P 500 Index Fund (a)	40,894,325	591,332
LargeCap Value Fund (a)	20,622,133	234,268
LargeCap Value Fund III (a)	17,089,363	250,188
MidCap Fund (a)	6,949,907	147,547
MidCap Growth Fund III (a),(b)	19,538,692	189,721
MidCap Value Fund III (a)	10,540,911	192,266
Origin Emerging Markets Fund (a)	8,382,423	68,484
Overseas Fund (a)	54,562,602	512,343
SmallCap Growth Fund I (a),(b)	10,739,900	112,876
SmallCap Value Fund II (a)	10,408,232	118,654
		$6,618,629
TOTAL INVESTMENT COMPANIES		$6,618,629
Total Investments		$6,618,629
Other Assets and Liabilities - (0.01)%		$(534)
TOTAL NET ASSETS - 100.00%		$6,618,095

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.91%
International Equity Funds	27.90%
Fixed Income Funds	19.72%
Specialty Funds	10.48%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

32

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	17,080,761	$272,653	977,252	$15,022	675,933	$10,513	17,382,080	$277,125
Bond Market Index Fund	23,752,774	264,598	3,166,066	34,934	994,338	10,901	25,924,502	288,625
Core Plus Bond Fund	79,700,305	866,289	3,205,327	34,408	2,749,196	29,454	80,156,436	871,242
Diversified International Fund	40,951,567	534,825	4,779,605	51,630	1,592,946	17,587	44,138,226	568,882
Diversified Real Asset Fund	23,699,339	274,285	915,351	9,425	8,896,192	92,589	15,718,498	191,402
Equity Income Fund	8,775,212	233,873	395,517	9,870	346,642	8,702	8,824,087	234,988
Global Diversified Income Fund	19,895,311	279,484	3,173,568	41,666	737,102	9,640	22,331,777	311,488
Global Multi-Strategy Fund	18,242,606	193,218	3,873,812	41,010	684,779	7,287	21,431,639	226,934
Global Opportunities Fund	26,617,749	292,546	12,651,212	142,028	1,082,238	12,312	38,186,723	422,252
Global Real Estate Securities Fund	27,686,728	207,319	1,774,446	15,789	4,213,839	38,185	25,247,335	188,399
Inflation Protection Fund	16,444,498	143,752	672,530	5,579	651,013	5,409	16,466,015	143,897
International Emerging Markets Fund	5,401,684	131,320	200,626	3,907	198,196	3,910	5,404,114	131,284
LargeCap Growth Fund I	37,933,757	284,593	5,825,191	69,192	6,437,455	75,501	37,321,493	279,498
LargeCap S&P 500 Index Fund	44,157,490	468,999	2,497,241	35,134	5,760,406	82,300	40,894,325	421,103
LargeCap Value Fund	22,067,252	201,935	2,803,271	32,345	4,248,390	48,702	20,622,133	185,412
LargeCap Value Fund III	17,151,944	226,850	1,909,727	27,494	1,972,308	28,704	17,089,363	225,931
MidCap Fund	2,886,030	67,622	4,222,459	88,945	158,582	3,331	6,949,907	153,227
MidCap Growth Fund III	20,750,141	205,627	1,687,716	16,139	2,899,165	28,009	19,538,692	193,707
MidCap Value Fund III	11,079,368	179,114	754,600	13,377	1,293,057	23,008	10,540,911	169,922
Origin Emerging Markets Fund	10,892,910	111,333	465,980	3,687	2,976,467	23,816	8,382,423	87,227
Overseas Fund	46,537,809	441,339	9,902,487	92,399	1,877,694	17,588	54,562,602	516,165
SmallCap Growth Fund I	10,757,702	102,976	1,308,023	14,133	1,325,825	14,070	10,739,900	102,957
SmallCap Value Fund II	10,136,306	84,201	1,524,199	16,880	1,252,273	14,166	10,408,232	87,047
		$6,068,751		$814,993		$605,684		$6,278,714

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,323			$(37)			$5,082
Bond Market Index Fund		5,036			(6)			324
Core Plus Bond Fund		10,489			(1)			—
Diversified International Fund		6,940			14			—
Diversified Real Asset Fund		2,452			281			—
Equity Income Fund		2,775			(53)			—
Global Diversified Income Fund		8,572			(22)			—
Global Multi-Strategy Fund		1,802			(7)			4,051
Global Opportunities Fund		4,167			(10)			2,699
Global Real Estate Securities Fund		4,587			3,476			4,488
Inflation Protection Fund		1,121			(25)			—
International Emerging Markets Fund		974			(33)			—
LargeCap Growth Fund I		306			1,214			56,279
LargeCap S&P 500 Index Fund		11,794			(730)			5,148
LargeCap Value Fund		6,884			(166)			18,366
LargeCap Value Fund III		4,825			291			15,573
MidCap Fund		81			(9)			3,709
MidCap Growth Fund III		—			(50)			10,394
MidCap Value Fund III		2,589			439			5,044
Origin Emerging Markets Fund		817			(3,977)			—
Overseas Fund		8,744			15			8,966
SmallCap Growth Fund I		—			(82)			10,810
SmallCap Value Fund II		2,395			132			11,101
		$88,673			$654			$162,034
Amounts in thousands except shares

See accompanying notes

33

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	17,609,064	$196,341
Core Plus Bond Fund (a)	34,702,823	378,955
Diversified International Fund (a)	37,671,874	420,795
Diversified Real Asset Fund (a)	10,973,136	118,620
Global Opportunities Fund (a)	14,894,619	168,905
Global Real Estate Securities Fund (a)	21,447,526	194,958
High Yield Fund I (a)	8,760,272	83,310
Inflation Protection Fund (a)	4,865,767	41,554
International Emerging Markets Fund (a)	4,223,822	86,546
LargeCap Growth Fund (a)	11,045,966	107,588
LargeCap Growth Fund I (a)	39,637,892	459,403
LargeCap S&P 500 Index Fund (a)	33,150,575	479,357
LargeCap Value Fund (a)	24,515,241	278,493
LargeCap Value Fund III (a)	19,778,550	289,558
MidCap Growth Fund III (a),(b)	22,143,446	215,013
MidCap Value Fund III (a)	11,817,401	215,549
Origin Emerging Markets Fund (a)	7,322,899	59,828
Overseas Fund (a)	43,019,412	403,952
SmallCap Growth Fund I (a),(b)	8,592,889	90,311
SmallCap Value Fund II (a)	8,002,424	91,228
		$4,380,264
TOTAL INVESTMENT COMPANIES		$4,380,264
Total Investments		$4,380,264
Other Assets and Liabilities - (0.01)%		$(338)
TOTAL NET ASSETS - 100.00%		$4,379,926

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.83%
International Equity Funds	30.49%
Fixed Income Funds	15.98%
Specialty Funds	2.71%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

34

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	9,211,509	$102,550	8,790,418	$97,300	392,863	$4,309	17,609,064	$195,538
Core Plus Bond Fund	30,008,733	326,492	5,769,026	62,195	1,074,936	11,518	34,702,823	377,171
Diversified International Fund	32,046,469	394,473	6,828,336	74,509	1,202,931	13,268	37,671,874	455,703
Diversified Real Asset Fund	12,193,729	140,801	649,681	6,677	1,870,274	20,006	10,973,136	127,756
Global Multi-Strategy Fund	9,959,184	105,113	582,544	6,191	10,541,728	111,562	—	—
Global Opportunities Fund	20,281,576	225,433	1,200,722	13,593	6,587,679	73,721	14,894,619	164,924
Global Real Estate Securities Fund	24,313,186	185,229	1,740,049	15,444	4,605,709	41,765	21,447,526	160,430
High Yield Fund I	8,463,069	81,793	625,914	5,728	328,711	3,020	8,760,272	84,499
Inflation Protection Fund	4,222,674	35,934	824,883	6,976	181,790	1,510	4,865,767	41,395
International Emerging Markets Fund	4,174,608	95,626	195,876	3,805	146,662	2,894	4,223,822	96,537
LargeCap Growth Fund	13,713,635	88,837	1,882,661	19,232	4,550,330	45,756	11,045,966	66,783
LargeCap Growth Fund I	34,735,339	266,840	5,888,287	69,795	985,734	11,887	39,637,892	324,698
LargeCap S&P 500 Index Fund	35,067,635	380,696	2,299,459	32,309	4,216,519	60,863	33,150,575	351,605
LargeCap Value Fund	22,839,152	231,293	3,228,179	37,175	1,552,090	17,847	24,515,241	250,670
LargeCap Value Fund III	19,770,087	264,059	2,404,138	34,577	2,395,675	34,860	19,778,550	263,975
MidCap Growth Fund III	16,445,316	167,802	6,377,401	61,785	679,271	6,589	22,143,446	222,999
MidCap Value Fund III	8,334,408	140,794	3,849,923	69,283	366,930	6,589	11,817,401	203,488
Origin Emerging Markets Fund	8,425,573	86,435	474,421	3,744	1,577,095	12,953	7,322,899	75,955
Overseas Fund	35,109,675	348,534	9,328,439	86,947	1,418,702	13,267	43,019,412	422,219
SmallCap Growth Fund I	7,912,144	78,013	1,061,026	11,429	380,281	4,095	8,592,889	85,361
SmallCap Value Fund II	7,422,460	63,357	1,212,961	13,426	632,997	7,155	8,002,424	69,662
		$3,810,104		$732,120		$505,434		$4,041,368

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$1,960			$(3)			$126
Core Plus Bond Fund		4,101			2			—
Diversified International Fund		5,451			(11)			—
Diversified Real Asset Fund		1,267			284			—
Global Multi-Strategy Fund		987			258			2,218
Global Opportunities Fund		3,186			(381)			2,063
Global Real Estate Securities Fund		3,953			1,522			3,952
High Yield Fund I		2,355			(2)			—
Inflation Protection Fund		289			(5)			—
International Emerging Markets Fund		755			—			—
LargeCap Growth Fund		424			4,470			14,747
LargeCap Growth Fund I		281			(50)			51,667
LargeCap S&P 500 Index Fund		9,396			(537)			4,100
LargeCap Value Fund		7,146			49			19,057
LargeCap Value Fund III		5,578			199			18,003
MidCap Growth Fund III		—			1			8,260
MidCap Value Fund III		1,954			—			3,804
Origin Emerging Markets Fund		635			(1,271)			—
Overseas Fund		6,621			5			6,785
SmallCap Growth Fund I		—			14			7,972
SmallCap Value Fund II		1,760			34			8,150
		$58,099			$4,578			$150,904
Amounts in thousands except shares

See accompanying notes

35

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	4,626,015	$51,580
Core Plus Bond Fund (a)	9,185,959	100,311
Diversified International Fund (a)	22,504,943	251,380
Diversified Real Asset Fund (a)	5,693,256	61,544
Global Opportunities Fund (a)	8,635,689	97,929
Global Real Estate Securities Fund (a)	12,929,686	117,531
High Yield Fund I (a)	4,993,392	47,487
International Emerging Markets Fund (a)	2,528,764	51,814
LargeCap Growth Fund (a)	5,424,932	52,839
LargeCap Growth Fund I (a)	23,943,350	277,503
LargeCap S&P 500 Index Fund (a)	18,799,214	271,837
LargeCap Value Fund (a)	14,316,491	162,635
LargeCap Value Fund III (a)	11,267,611	164,958
MidCap Growth Fund III (a),(b)	12,796,861	124,258
MidCap Value Fund III (a)	7,053,207	128,650
Origin Emerging Markets Fund (a)	4,839,220	39,536
Overseas Fund (a)	23,201,711	217,864
SmallCap Growth Fund I (a),(b)	4,661,431	48,992
SmallCap Value Fund II (a)	4,538,224	51,736
		$2,320,384
TOTAL INVESTMENT COMPANIES		$2,320,384
Total Investments		$2,320,384
Other Assets and Liabilities - (0.01)%		$(229)
TOTAL NET ASSETS - 100.00%		$2,320,155

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.33%
International Equity Funds	33.44%
Fixed Income Funds	8.59%
Specialty Funds	2.65%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

36

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	2,228,942	$24,902	2,486,463	$27,702	89,390	$979	4,626,015	$51,625
Core Plus Bond Fund	7,618,261	83,094	1,854,137	20,026	286,439	3,065	9,185,959	100,056
Diversified International Fund	17,375,288	207,681	5,853,266	63,154	723,611	7,964	22,504,943	262,872
Diversified Real Asset Fund	5,439,170	63,429	493,414	5,075	239,328	2,495	5,693,256	66,007
Global Multi-Strategy Fund	4,103,318	43,265	340,567	3,620	4,443,885	47,022	—	—
Global Opportunities Fund	12,283,084	138,942	1,093,525	12,329	4,740,920	53,221	8,635,689	97,472
Global Real Estate Securities Fund	12,593,506	96,412	1,361,846	12,030	1,025,666	9,234	12,929,686	99,231
High Yield Fund I	4,689,868	47,894	488,404	4,469	184,880	1,693	4,993,392	50,669
International Emerging Markets Fund	2,438,665	57,969	184,050	3,570	93,951	1,843	2,528,764	59,695
LargeCap Growth Fund	7,568,932	52,928	1,238,106	12,608	3,382,106	34,028	5,424,932	32,366
LargeCap Growth Fund I	20,473,421	170,989	4,130,369	48,820	660,440	7,943	23,943,350	211,855
LargeCap S&P 500 Index Fund	17,677,678	193,478	1,847,178	25,903	725,642	10,276	18,799,214	209,060
LargeCap Value Fund	12,599,905	132,160	2,237,277	25,684	520,691	6,003	14,316,491	151,837
LargeCap Value Fund III	11,965,496	160,876	1,775,179	25,486	2,473,064	36,004	11,267,611	151,166
MidCap Growth Fund III	8,864,984	91,574	4,335,245	42,015	403,368	3,907	12,796,861	129,686
MidCap Value Fund III	4,992,429	86,963	2,278,879	41,004	218,101	3,907	7,053,207	124,053
Origin Emerging Markets Fund	5,225,385	53,721	449,474	3,544	835,639	6,848	4,839,220	50,097
Overseas Fund	19,413,180	196,724	4,641,357	43,157	852,826	7,965	23,201,711	231,919
SmallCap Growth Fund I	4,116,633	42,717	719,580	7,695	174,782	1,902	4,661,431	48,507
SmallCap Value Fund II	3,913,376	35,496	793,718	8,780	168,870	1,900	4,538,224	42,361
		$1,981,214		$436,671		$248,199		$2,170,534

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$478			$—			$31
Core Plus Bond Fund		1,050			1			—
Diversified International Fund		2,984			1			—
Diversified Real Asset Fund		571			(2)			—
Global Multi-Strategy Fund		410			137			921
Global Opportunities Fund		1,947			(578)			1,258
Global Real Estate Securities Fund		2,104			23			2,061
High Yield Fund I		1,323			(1)			—
International Emerging Markets Fund		445			(1)			—
LargeCap Growth Fund		236			858			8,194
LargeCap Growth Fund I		167			(11)			30,639
LargeCap S&P 500 Index Fund		4,775			(45)			2,082
LargeCap Value Fund		3,972			(4)			10,588
LargeCap Value Fund III		3,398			808			10,964
MidCap Growth Fund III		—			4			4,487
MidCap Value Fund III		1,180			(7)			2,296
Origin Emerging Markets Fund		398			(320)			—
Overseas Fund		3,697			3			3,781
SmallCap Growth Fund I		—			(3)			4,177
SmallCap Value Fund II		934			(15)			4,328
		$30,069			$848			$85,807
Amounts in thousands except shares

See accompanying notes

37

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	750,966	$11,850
Bond Market Index Fund (a)	6,704,851	74,759
Core Plus Bond Fund (a)	15,218,628	166,187
Diversified International Fund (a)	1,425,353	15,921
Equity Income Fund (a)	857,192	22,261
Global Diversified Income Fund (a)	4,910,812	65,265
Global Multi-Strategy Fund (a)	4,307,296	45,614
Global Opportunities Fund (a)	1,154,225	13,089
Inflation Protection Fund (a)	9,500,801	81,137
International Emerging Markets Fund (a)	169,648	3,476
LargeCap Growth Fund I (a)	972,637	11,273
LargeCap S&P 500 Index Fund (a)	1,286,042	18,596
MidCap Fund (a)	781,316	16,587
Origin Emerging Markets Fund (a)	301,642	2,464
Overseas Fund (a)	1,744,563	16,382
Short-Term Income Fund (a)	9,665,320	117,820
SmallCap Growth Fund I (a),(b)	362,267	3,808
SmallCap Value Fund II (a)	371,971	4,241
		$690,730
TOTAL INVESTMENT COMPANIES		$690,730
Total Investments		$690,730
Other Assets and Liabilities - (0.01)%		$(39)
TOTAL NET ASSETS - 100.00%		$690,691

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.69%
Specialty Funds		16.06%
Domestic Equity Funds		12.82%
International Equity Funds		7.44%
Other Assets and Liabilities		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

38

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	707,807	$11,163	106,107	$1,587	62,948	$976	750,966	$11,771
Bond Market Index Fund	6,094,487	67,951	1,387,907	15,277	777,543	8,546	6,704,851	74,631
Core Plus Bond Fund	17,567,841	191,117	640,073	6,876	2,989,286	32,096	15,218,628	165,870
Diversified International Fund	1,293,787	16,118	253,928	2,676	122,362	1,344	1,425,353	17,515
Diversified Real Asset Fund	1,828,644	18,939	55,371	565	1,884,015	19,714	—	—
Equity Income Fund	1,051,542	19,830	38,793	963	233,143	5,950	857,192	16,158
Global Diversified Income Fund	5,024,571	59,147	300,006	3,902	413,765	5,408	4,910,812	57,686
Global Multi-Strategy Fund	2,649,468	27,817	1,911,516	20,226	253,688	2,698	4,307,296	45,338
Global Opportunities Fund	566,428	6,126	650,321	7,400	62,524	709	1,154,225	12,821
Inflation Protection Fund	9,964,504	86,021	357,854	2,967	821,557	6,831	9,500,801	82,151
International Emerging Markets Fund	177,231	4,273	5,588	107	13,171	257	169,648	4,124
LargeCap Growth Fund I	989,595	7,293	150,041	1,781	166,999	1,976	972,637	7,159
LargeCap S&P 500 Index Fund	1,144,458	10,962	328,079	4,486	186,495	2,665	1,286,042	12,973
MidCap Fund	728,911	10,674	114,451	2,385	62,046	1,293	781,316	11,860
Origin Emerging Markets Fund	319,226	3,217	11,955	93	29,539	236	301,642	3,044
Overseas Fund	1,493,099	13,814	397,957	3,525	146,493	1,365	1,744,563	15,974
Short-Term Income Fund	10,093,644	121,537	370,106	4,486	798,430	9,678	9,665,320	116,343
SmallCap Growth Fund I	436,335	3,827	49,479	536	123,547	1,306	362,267	2,978
SmallCap Value Fund II	427,404	3,481	60,118	665	115,551	1,308	371,971	2,871
		$683,307		$80,503		$104,356		$661,267

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$54			$(3)			$207
Bond Market Index Fund		1,274			(51)			82
Core Plus Bond Fund		2,184			(27)			—
Diversified International Fund		215			65			—
Diversified Real Asset Fund		186			210			—
Equity Income Fund		312			1,315			—
Global Diversified Income Fund		2,080			45			—
Global Multi-Strategy Fund		257			(7)			580
Global Opportunities Fund		87			4			56
Inflation Protection Fund		667			(6)			—
International Emerging Markets Fund		31			1			—
LargeCap Growth Fund I		8			61			1,447
LargeCap S&P 500 Index Fund		300			190			131
MidCap Fund		20			94			924
Origin Emerging Markets Fund		23			(30)			—
Overseas Fund		275			—			283
Short-Term Income Fund		1,228			(2)			—
SmallCap Growth Fund I		—			(79)			434
SmallCap Value Fund II		103			33			463
		$9,304			$1,813			$4,607
Amounts in thousands except shares

See accompanying notes

39

Schedule of Investments
SAM Balanced Portfolio
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	14,015,448	$221,164
Diversified International Fund (a)	37,484,445	418,701
EDGE MidCap Fund (a)	6,619,905	75,533
Equity Income Fund (a)	19,886,469	516,452
Global Diversified Income Fund (a)	7,179,085	95,410
Global Multi-Strategy Fund (a)	33,774,227	357,669
Global Real Estate Securities Fund (a)	10,842,892	98,562
Government & High Quality Bond Fund (a)	31,696,745	346,762
High Yield Fund (a)	17,264,973	119,819
Income Fund (a)	71,318,042	680,374
Inflation Protection Fund (a)	10,022,286	85,590
International Emerging Markets Fund (a)	4,184,997	85,751
LargeCap Growth Fund (a)	43,365,305	422,378
LargeCap Value Fund (a)	24,130,888	274,127
MidCap Fund (a)	13,776,197	292,469
MidCap Value Fund I (a)	7,063,672	89,921
Preferred Securities Fund (a)	1,963,017	19,669
Principal Capital Appreciation Fund (a)	2,914,413	164,898
Short-Term Income Fund (a)	16,981,161	207,000
SmallCap Growth Fund I (a),(b)	378,259	3,975
SmallCap Value Fund II (a)	2,942,761	33,547
Small-MidCap Dividend Income Fund (a)	11,315,607	154,798
		$4,764,569
TOTAL INVESTMENT COMPANIES		$4,764,569
Total Investments		$4,764,569
Other Assets and Liabilities - (0.07)%		$(3,179)
TOTAL NET ASSETS - 100.00%		$4,761,390

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.25%
Fixed Income Funds	30.65%
International Equity Funds	12.66%
Specialty Funds	9.51%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

40

Schedule of Investments
SAM Balanced Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	14,009,512	$195,994	433,340	$6,678	427,404	$6,702	14,015,448	$195,939
Diversified International Fund	36,812,849	371,867	1,015,742	11,246	344,146	3,817	37,484,445	378,921
EDGE MidCap Fund	6,304,643	63,066	315,262	3,234	—	—	6,619,905	66,300
Equity Income Fund	20,151,026	300,512	390,185	9,762	654,742	16,556	19,886,469	295,353
Global Diversified Income Fund	7,163,129	97,283	288,485	3,766	272,529	3,528	7,179,085	97,201
Global Multi-Strategy Fund	33,503,805	358,983	1,173,629	12,521	903,207	9,578	33,774,227	361,398
Global Real Estate Securities Fund	10,803,107	94,563	411,637	3,686	371,852	3,367	10,842,892	94,660
Government & High Quality Bond	33,048,958	348,336	723,986	7,895	2,076,199	22,645	31,696,745	333,795
Fund
High Yield Fund	16,952,486	121,471	785,897	5,297	473,410	3,174	17,264,973	123,118
Income Fund	72,978,319	677,247	1,788,438	16,786	3,448,715	32,257	71,318,042	660,226
Inflation Protection Fund	10,237,466	87,583	165,024	1,363	380,204	3,162	10,022,286	85,673
International Emerging Markets Fund	4,083,751	87,721	101,246	2,057	—	—	4,184,997	89,778
LargeCap Growth Fund	39,587,854	291,474	4,645,605	47,635	868,154	9,070	43,365,305	328,835
LargeCap Value Fund	22,475,681	245,132	2,360,752	27,345	705,545	8,191	24,130,888	263,469
MidCap Fund	13,257,768	214,378	912,615	18,971	394,186	7,925	13,776,197	224,476
MidCap Value Fund I	6,350,977	93,353	758,834	9,442	46,139	579	7,063,672	102,028
Preferred Securities Fund	2,010,544	12,806	69,464	697	116,991	1,171	1,963,017	12,302
Principal Capital Appreciation Fund	2,776,322	76,624	189,075	10,718	50,984	2,875	2,914,413	84,384
Short-Term Income Fund	17,735,949	212,984	234,477	2,843	989,265	11,974	16,981,161	203,713
SmallCap Growth Fund I	346,424	3,508	31,835	349	—	—	378,259	3,857
SmallCap Value Fund II	2,628,505	26,299	315,777	3,511	1,521	17	2,942,761	29,791
Small-MidCap Dividend Income Fund	10,912,791	122,666	499,884	6,364	97,068	1,286	11,315,607	127,668
		$4,103,850		$212,166		$147,874		$4,162,885

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,076			$(31)			$4,149
Diversified International Fund		6,249			(375)			—
EDGE MidCap Fund		258			—			—
Equity Income Fund		6,294			1,635			—
Global Diversified Income Fund		3,019			(320)			—
Global Multi-Strategy Fund		3,303			(528)			7,448
Global Real Estate Securities Fund		1,755			(222)			1,729
Government & High Quality Bond Fund		6,575			209			—
High Yield Fund		4,077			(476)			—
Income Fund		13,345			(1,550)			—
Inflation Protection Fund		700			(111)			—
International Emerging Markets Fund		744			—			—
LargeCap Growth Fund		1,215			(1,204)			42,399
LargeCap Value Fund		6,966			(817)			18,640
MidCap Fund		373			(948)			17,139
MidCap Value Fund I		2,737			(188)			6,169
Preferred Securities Fund		519			(30)			177
Principal Capital Appreciation Fund		2,522			(83)			6,540
Short-Term Income Fund		2,166			(140)			—
SmallCap Growth Fund I		—			—			349
SmallCap Value Fund II		623			(2)			2,888
Small-MidCap Dividend Income Fund		2,245			(76)			2,802
		$66,761			$(5,257)			$110,429
Amounts in thousands except shares

See accompanying notes

41

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Blue Chip Fund (a)	3,089,011	$48,745
Core Plus Bond Fund (a)	2,928,708	31,982
Diversified International Fund (a)	9,246,548	103,284
EDGE MidCap Fund (a)	1,741,271	19,868
Equity Income Fund (a)	4,535,840	117,796
Global Diversified Income Fund (a)	4,387,421	58,309
Global Multi-Strategy Fund (a)	8,274,753	87,630
Global Real Estate Securities Fund (a)	2,719,499	24,720
Government & High Quality Bond Fund (a)	19,198,597	210,033
High Yield Fund (a)	12,457,678	86,456
Income Fund (a)	38,095,288	363,429
Inflation Protection Fund (a)	4,930,390	42,106
International Emerging Markets Fund (a)	1,031,303	21,131
LargeCap Growth Fund (a)	11,450,645	111,529
LargeCap Value Fund (a)	5,992,918	68,080
MidCap Fund (a)	2,834,261	60,171
MidCap Value Fund I (a)	2,457,069	31,278
Preferred Securities Fund (a)	840,444	8,421
Principal Capital Appreciation Fund (a)	771,768	43,667
Short-Term Income Fund (a)	10,324,778	125,859
SmallCap Growth Fund I (a),(b)	151,608	1,593
SmallCap Value Fund II (a)	578,609	6,596
Small-MidCap Dividend Income Fund (a)	2,702,717	36,973
		$1,709,656
TOTAL INVESTMENT COMPANIES		$1,709,656
Total Investments		$1,709,656
Other Assets and Liabilities - (0.06)%		$(986)
TOTAL NET ASSETS - 100.00%		$1,708,670

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.81%
Domestic Equity Funds		31.97%
International Equity Funds		8.74%
Specialty Funds		8.54%
Other Assets and Liabilities		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

42

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,942,144	$40,516	215,962	$3,250	69,095	$1,080	3,089,011	$42,662
Core Plus Bond Fund	2,969,703	32,558	83,588	899	124,583	1,332	2,928,708	32,089
Diversified International Fund	8,606,876	86,541	700,509	7,603	60,837	689	9,246,548	93,403
EDGE MidCap Fund	1,477,312	14,789	263,959	2,692	—	—	1,741,271	17,481
Equity Income Fund	4,329,157	66,382	300,439	7,284	93,756	2,372	4,535,840	71,278
Global Diversified Income Fund	4,050,773	55,561	422,573	5,459	85,925	1,117	4,387,421	59,777
Global Multi-Strategy Fund	8,032,405	86,140	430,659	4,601	188,311	1,987	8,274,753	88,633
Global Real Estate Securities Fund	2,581,450	21,873	193,982	1,700	55,933	511	2,719,499	23,040
Government & High Quality Bond	19,080,448	204,882	901,614	9,833	783,465	8,541	19,198,597	206,117
Fund
High Yield Fund	11,468,536	84,090	1,173,304	7,853	184,162	1,242	12,457,678	90,508
Income Fund	37,589,713	353,891	1,804,828	16,913	1,299,253	12,137	38,095,288	358,031
Inflation Protection Fund	4,981,570	42,694	142,005	1,177	193,185	1,602	4,930,390	42,208
International Emerging Markets Fund	974,768	20,064	56,535	1,151	—	—	1,031,303	21,215
LargeCap Growth Fund	9,946,846	81,996	1,668,965	16,795	165,166	1,730	11,450,645	96,830
LargeCap Value Fund	5,356,033	57,017	777,360	8,800	140,475	1,656	5,992,918	64,041
MidCap Fund	2,735,873	45,772	211,330	4,428	112,942	2,215	2,834,261	47,655
MidCap Value Fund I	2,190,714	32,890	302,368	3,797	36,013	409	2,457,069	36,088
Preferred Securities Fund	829,375	5,404	41,712	418	30,643	307	840,444	5,508
Principal Capital Appreciation Fund	721,736	21,250	72,318	4,015	22,286	1,271	771,768	24,108
Short-Term Income Fund	10,364,304	124,461	396,000	4,800	435,526	5,270	10,324,778	123,916
SmallCap Growth Fund I	138,848	1,408	12,760	140	—	—	151,608	1,548
SmallCap Value Fund II	516,553	5,141	62,056	689	—	—	578,609	5,830
Small-MidCap Dividend Income Fund	2,523,492	28,444	188,735	2,371	9,510	125	2,702,717	30,683
		$1,513,764		$116,668		$45,593		$1,582,649

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$228			$(24)			$876
Core Plus Bond Fund		387			(36)			—
Diversified International Fund		1,472			(52)			—
EDGE MidCap Fund		61			—			—
Equity Income Fund		1,394			(16)			—
Global Diversified Income Fund		1,781			(126)			—
Global Multi-Strategy Fund		798			(121)			1,800
Global Real Estate Securities Fund		426			(22)			415
Government & High Quality Bond Fund		3,880			(57)			—
High Yield Fund		2,854			(193)			—
Income Fund		6,990			(636)			—
Inflation Protection Fund		341			(61)			—
International Emerging Markets Fund		179			—			—
LargeCap Growth Fund		307			(231)			10,698
LargeCap Value Fund		1,658			(120)			4,430
MidCap Fund		78			(330)			3,563
MidCap Value Fund I		952			(190)			2,145
Preferred Securities Fund		217			(7)			73
Principal Capital Appreciation Fund		649			114			1,682
Short-Term Income Fund		1,286			(75)			—
SmallCap Growth Fund I		—			—			140
SmallCap Value Fund II		122			—			568
Small-MidCap Dividend Income Fund		527			(7)			651
		$26,587			$(2,190)			$27,041
Amounts in thousands except shares

See accompanying notes

43

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	11,372,934	$179,465
Diversified International Fund (a)	31,063,334	346,977
Diversified Real Asset Fund (a)	9,431,931	101,959
EDGE MidCap Fund (a)	5,545,602	63,275
Equity Income Fund (a)	13,339,190	346,419
Global Multi-Strategy Fund (a)	27,993,183	296,448
Global Real Estate Securities Fund (a)	8,627,294	78,422
Government & High Quality Bond Fund (a)	6,662,100	72,883
High Yield Fund (a)	2,813,416	19,525
Income Fund (a)	16,775,603	160,039
LargeCap Growth Fund (a)	36,572,437	356,216
LargeCap Value Fund (a)	23,920,355	271,735
MidCap Fund (a)	12,444,961	264,206
MidCap Value Fund I (a)	6,235,245	79,375
Origin Emerging Markets Fund (a)	7,335,596	59,932
Preferred Securities Fund (a)	348,767	3,495
Principal Capital Appreciation Fund (a)	2,708,826	153,265
Short-Term Income Fund (a)	3,680,136	44,861
SmallCap Growth Fund I (a),(b)	570,269	5,994
SmallCap Value Fund II (a)	1,415,249	16,134
Small-MidCap Dividend Income Fund (a)	9,558,745	130,764
		$3,051,389
TOTAL INVESTMENT COMPANIES		$3,051,389
Total Investments		$3,051,389
Other Assets and Liabilities - (0.07)%		$(2,006)
TOTAL NET ASSETS - 100.00%		$3,049,383

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.23%
International Equity Funds	15.92%
Specialty Funds	13.06%
Fixed Income Funds	9.86%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

44

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	11,633,252	$161,606	298,563	$4,662	558,881	$8,681	11,372,934	$157,446
Diversified International Fund	31,070,397	320,387	600,586	6,728	607,649	6,686	31,063,334	319,713
Diversified Real Asset Fund	9,371,600	110,525	158,041	1,652	97,710	976	9,431,931	110,957
EDGE MidCap Fund	5,465,680	54,660	79,922	829	—	—	5,545,602	55,489
Equity Income Fund	13,840,481	203,372	188,933	4,792	690,224	17,331	13,339,190	195,349
Global Multi-Strategy Fund	28,317,124	303,779	925,657	9,874	1,249,598	13,242	27,993,183	299,674
Global Real Estate Securities Fund	8,806,142	76,456	333,803	3,007	512,651	4,527	8,627,294	74,547
Government & High Quality Bond	7,101,627	74,055	138,560	1,510	578,087	6,309	6,662,100	69,425
Fund
High Yield Fund	2,714,830	18,184	98,586	666	—	—	2,813,416	18,850
Income Fund	17,404,253	158,615	379,750	3,564	1,008,400	9,451	16,775,603	152,409
LargeCap Growth Fund	34,300,020	260,952	3,756,261	38,695	1,483,844	14,983	36,572,437	282,221
LargeCap Value Fund	22,838,239	254,579	2,265,316	26,334	1,183,200	13,750	23,920,355	265,693
MidCap Fund	12,146,404	203,003	804,250	16,679	505,693	10,342	12,444,961	208,307
MidCap Value Fund I	5,752,349	87,153	659,625	8,187	176,729	2,097	6,235,245	92,401
Origin Emerging Markets Fund	7,214,325	70,969	121,271	1,002	—	—	7,335,596	71,971
Preferred Securities Fund	336,112	2,051	12,655	127	—	—	348,767	2,178
Principal Capital Appreciation Fund	2,669,715	75,525	157,797	8,977	118,686	6,672	2,708,826	78,369
Short-Term Income Fund	3,966,906	47,502	45,724	554	332,494	4,029	3,680,136	43,994
SmallCap Growth Fund I	522,274	5,289	47,995	527	—	—	570,269	5,816
SmallCap Value Fund II	1,264,876	12,648	151,956	1,689	1,583	18	1,415,249	14,317
Small-MidCap Dividend Income Fund	9,664,835	109,273	367,325	4,693	473,415	5,980	9,558,745	107,320
		$2,610,583		$144,748		$125,074		$2,626,446

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$887			$(141)			$3,423
Diversified International Fund		5,248			(716)			—
Diversified Real Asset Fund		975			(244)			—
EDGE MidCap Fund		222			—			—
Equity Income Fund		4,262			4,516			—
Global Multi-Strategy Fund		2,776			(737)			6,267
Global Real Estate Securities Fund		1,429			(389)			1,412
Government & High Quality Bond Fund		1,401			169			—
High Yield Fund		658			—			—
Income Fund		3,176			(319)			—
LargeCap Growth Fund		1,049			(2,443)			36,623
LargeCap Value Fund		7,019			(1,470)			18,795
MidCap Fund		340			(1,033)			15,605
MidCap Value Fund I		2,473			(842)			5,577
Origin Emerging Markets Fund		545			—			—
Preferred Securities Fund		89			—			30
Principal Capital Appreciation Fund		2,400			539			6,227
Short-Term Income Fund		480			(33)			—
SmallCap Growth Fund I		—			—			526
SmallCap Value Fund II		300			(2)			1,390
Small-MidCap Dividend Income Fund		1,942			(666)			2,461
		$37,671			$(3,811)			$98,336
Amounts in thousands except shares

See accompanying notes

45

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held )	Value (000's

Principal Funds, Inc. Institutional Class - 100.02%
Core Plus Bond Fund (a)	4,609,995	$50,341
Diversified International Fund (a)	5,172,134	57,773
Equity Income Fund (a)	9,114,179	236,695
Global Diversified Income Fund (a)	11,347,187	150,804
Global Real Estate Securities Fund (a)	2,583,317	23,482
Government & High Quality Bond Fund (a)	21,761,222	238,068
High Yield Fund (a)	26,976,291	187,216
Income Fund (a)	75,196,688	717,376
Inflation Protection Fund (a)	11,555,087	98,680
International Emerging Markets Fund (a)	1,311,610	26,875
LargeCap Growth Fund (a)	9,397,836	91,535
LargeCap Value Fund (a)	8,049,729	91,445
Preferred Securities Fund (a)	1,169,127	11,715
Short-Term Income Fund (a)	17,607,680	214,638
SmallCap Growth Fund I (a),(b)	189,729	1,994
Small-MidCap Dividend Income Fund (a)	8,084,451	110,595
		$2,309,232
TOTAL INVESTMENT COMPANIES		$2,309,232
Total Investments		$2,309,232
Other Assets and Liabilities - (0.02)%		$(379)
TOTAL NET ASSETS - 100.00%		$2,308,853

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.75%
Domestic Equity Funds	23.06%
Specialty Funds	6.53%
International Equity Funds	4.68%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

46

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Core Plus Bond Fund	4,612,225	$50,254	145,160	$1,563	147,390	$1,578	4,609,995	$50,196
Diversified International Fund	4,826,950	52,793	378,651	4,160	33,467	380	5,172,134	56,543
Equity Income Fund	8,810,375	172,107	448,524	11,175	144,720	3,704	9,114,179	179,361
Global Diversified Income Fund	10,814,423	149,173	786,474	10,258	253,710	3,289	11,347,187	155,655
Global Real Estate Securities Fund	2,476,400	19,254	142,469	1,273	35,552	327	2,583,317	20,193
Government & High Quality Bond	21,722,756	233,005	972,837	10,600	934,371	10,200	21,761,222	233,247
Fund
High Yield Fund	25,136,571	184,489	2,108,148	14,250	268,428	1,827	26,976,291	196,618
Income Fund	73,671,795	699,204	3,630,344	34,101	2,105,451	19,669	75,196,688	712,326
Inflation Protection Fund	11,430,283	98,236	573,517	4,759	448,713	3,722	11,555,087	99,120
International Emerging Markets Fund	1,232,779	27,294	78,832	1,582	—	—	1,311,611	28,876
LargeCap Growth Fund	8,176,250	68,734	1,344,510	13,663	122,924	1,316	9,397,836	81,004
LargeCap Value Fund	7,178,374	83,384	1,018,712	11,751	147,357	1,772	8,049,729	93,224
Preferred Securities Fund	1,134,487	6,502	48,045	482	13,405	137	1,169,127	6,847
Short-Term Income Fund	17,646,361	211,749	754,587	9,149	793,268	9,600	17,607,680	211,147
SmallCap Growth Fund I	173,761	1,772	15,968	175	—	—	189,729	1,947
Small-MidCap Dividend Income Fund	7,685,268	87,751	552,762	7,046	153,579	1,974	8,084,451	92,619
		$2,145,701		$135,987		$59,495		$2,218,923

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Core Plus Bond Fund		$606			$(43)			$—
Diversified International Fund		832			(30)			—
Equity Income Fund		2,832			(217)			—
Global Diversified Income Fund		4,669			(487)			—
Global Real Estate Securities Fund		408			(7)			398
Government & High Quality Bond Fund		4,406			(158)			—
High Yield Fund		6,203			(294)			—
Income Fund		13,766			(1,310)			—
Inflation Protection Fund		792			(153)			—
International Emerging Markets Fund		228			—			—
LargeCap Growth Fund		253			(77)			8,815
LargeCap Value Fund		2,241			(139)			5,992
Preferred Securities Fund		298			—			99
Short-Term Income Fund		2,195			(151)			—
SmallCap Growth Fund I		—			—			175
Small-MidCap Dividend Income Fund		1,595			(204)			1,982
		$41,324			$(3,270)			$17,461
Amounts in thousands except shares

See accompanying notes

47

		Schedule of Investments
	SAM Strategic Growth Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,388,339	$339,438
Equity Income Fund (a)	9,533,715	247,591
Global Multi-Strategy Fund (a)	13,720,845	145,304
Global Real Estate Securities Fund (a)	8,130,669	73,908
LargeCap Growth Fund (a)	22,764,270	221,724
LargeCap Value Fund (a)	17,597,166	199,904
MidCap Value Fund I (a)	8,622,305	109,762
Origin Emerging Markets Fund (a)	11,654,977	95,221
Principal Capital Appreciation Fund (a)	4,921,270	278,445
SmallCap Growth Fund I (a),(b)	1,343,614	14,121
SmallCap Value Fund II (a)	2,982,006	33,995
Small-MidCap Dividend Income Fund (a)	5,798,102	79,317
		$1,838,730
TOTAL INVESTMENT COMPANIES		$1,838,730
Total Investments		$1,838,730
Other Assets and Liabilities - (0.08)%		$(1,500)
TOTAL NET ASSETS - 100.00%		$1,837,230

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.50%
International Equity Funds	27.67%
Specialty Funds	7.91%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

48

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016	April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,510,698	$341,074	552,168	$6,197	674,527	$7,383	30,388,339	$339,055
Equity Income Fund	9,766,011	145,610	141,925	3,603	374,221	9,416	9,533,715	141,744
Global Multi-Strategy Fund	13,929,378	153,599	444,040	4,735	652,573	6,928	13,720,845	151,031
Global Real Estate Securities Fund	8,557,746	73,527	303,718	2,736	730,795	6,446	8,130,669	69,211
LargeCap Growth Fund	21,388,343	145,101	2,331,193	24,025	955,266	9,550	22,764,270	159,608
LargeCap Value Fund	16,923,137	190,935	1,675,011	19,475	1,000,982	11,450	17,597,166	197,524
MidCap Value Fund I	8,014,819	128,848	923,904	11,468	316,418	3,939	8,622,305	135,054
Origin Emerging Markets Fund	11,493,883	113,068	161,095	1,339	—	—	11,654,978	114,407
Principal Capital Appreciation Fund	4,898,084	192,130	287,224	16,339	264,038	14,859	4,921,270	192,336
SmallCap Growth Fund I	1,227,899	12,083	116,609	1,281	894	10	1,343,614	13,352
SmallCap Value Fund II	2,691,362	25,000	326,593	3,634	35,949	403	2,982,006	28,231
Small-MidCap Dividend Income Fund	5,882,535	65,583	222,551	2,843	306,984	3,911	5,798,102	64,116
		$1,586,558		$97,675		$74,295		$1,605,669

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$5,152			$(833)			$—
Equity Income Fund		3,039			1,947			—
Global Multi-Strategy Fund		1,363			(375)			3,083
Global Real Estate Securities Fund		1,366			(606)			1,365
LargeCap Growth Fund		655			32			22,884
LargeCap Value Fund		5,211			(1,436)			13,969
MidCap Value Fund I		3,420			(1,323)			7,718
Origin Emerging Markets Fund		866			—			—
Principal Capital Appreciation Fund		4,387			(1,274)			11,408
SmallCap Growth Fund I		—			(2)			1,239
SmallCap Value Fund II		638			—			2,959
Small-MidCap Dividend Income Fund		1,182			(399)			1,498
		$27,279			$(4,269)			$66,123
Amounts in thousands except shares

See accompanying notes

49

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2016	(c)	$13.55	$0.16	($0.11)	$0.05	($0.20)	($0.40)	($0.60)	$13.00
2015		13.76	0.26	(0.22)	0.04	(0.25)	–	(0.25)	13.55
2014		13.18	0.23	0.57	0.80	(0.22)	–	(0.22)	13.76
2013		12.18	0.24	1.01	1.25	(0.25)	–	(0.25)	13.18
2012		11.40	0.20	0.82	1.02	(0.24)	–	(0.24)	12.18
2011		11.19	0.25	0.21	0.46	(0.25)	–	(0.25)	11.40
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2016	(c)	14.24	0.16	(0.19)	(0.03)	(0.18)	(0.90)	(1.08)	13.13
2015		14.99	0.33	(0.25)	0.08	(0.31)	(0.52)	(0.83)	14.24
2014		14.32	0.23	0.82	1.05	(0.23)	(0.15)	(0.38)	14.99
2013		12.66	0.24	1.67	1.91	(0.25)	–	(0.25)	14.32
2012		11.69	0.20	1.00	1.20	(0.23)	–	(0.23)	12.66
2011		11.52	0.21	0.18	0.39	(0.22)	–	(0.22)	11.69
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2016	(c)	14.44	0.16	(0.29)	(0.13)	(0.16)	(1.01)	(1.17)	13.14
2015		15.24	0.34	(0.22)	0.12	(0.34)	(0.58)	(0.92)	14.44
2014		14.48	0.23	0.95	1.18	(0.23)	(0.19)	(0.42)	15.24
2013		12.45	0.23	2.04	2.27	(0.24)	–	(0.24)	14.48
2012		11.49	0.19	0.99	1.18	(0.22)	–	(0.22)	12.45
2011		11.30	0.17	0.21	0.38	(0.19)	–	(0.19)	11.49

See accompanying notes.

50

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

0.44	%(d)	$33,072	0.40%(e),(f),(g)		2.50	%(e)	24.9	%(e)
0.26		42,365	0.41 (f)	,(g)	1.90		32.7
6.14		42,880	0.41 (f)	,(g)	1.69		24.1
10.45		41,988	0.41 (f)	,(g)	1.93		15.2
9.19		38,144	0.41 (f)	,(g)	1.75		28.7
4.13		34,966	0.41 (f)	,(g)	2.18		16.4

(0.13	) (d)	116,641	0.40 (e)	,(f),(g)	2.49	(e)	21.3	(e)
0.58		133,985	0.41 (f)	,(g)	2.26		33.5
7.44		128,189	0.41 (f)	,(g)	1.60		18.6
15.35		118,277	0.41 (f)	,(g)	1.79		25.7
10.46		99,802	0.41 (f)	,(g)	1.67		21.9
3.39		85,340	0.41 (f)	,(g)	1.80		8.8

(0.78	) (d)	115,117	0.40 (e)	,(f),(g)	2.48	(e)	18.6	(e)
0.88		125,826	0.41 (f)	,(g)	2.31		36.0
8.36		116,459	0.41 (f)	,(g)	1.57		15.3
18.51		104,960	0.41 (f)	,(g)	1.74		25.1
10.50		84,188	0.41 (f)	,(g)	1.63		20.0
3.32		69,285	0.41 (f)	,(g)	1.46		10.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

51

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2016	(c)	$14.67	$0.17	($0.39)	($0.22)	($0.15)	($0.72)	($0.87)	$13.58
2015		15.50	0.34	(0.18)	0.16	(0.36)	(0.63)	(0.99)	14.67
2014		14.80	0.21	1.09	1.30	(0.23)	(0.37)	(0.60)	15.50
2013		12.42	0.22	2.39	2.61	(0.23)	–	(0.23)	14.80
2012		11.42	0.17	1.03	1.20	(0.20)	–	(0.20)	12.42
2011		11.23	0.15	0.20	0.35	(0.16)	–	(0.16)	11.42
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2016	(c)	14.51	0.17	(0.42)	(0.25)	(0.14)	(0.62)	(0.76)	13.50
2015		15.31	0.34	(0.17)	0.17	(0.36)	(0.61)	(0.97)	14.51
2014		14.61	0.20	1.13	1.33	(0.22)	(0.41)	(0.63)	15.31
2013		12.11	0.19	2.53	2.72	(0.22)	–	(0.22)	14.61
2012		11.09	0.16	1.03	1.19	(0.17)	–	(0.17)	12.11
2011		10.90	0.14	0.19	0.33	(0.14)	–	(0.14)	11.09
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2016	(c)	12.09	0.14	(0.01)	0.13	(0.20)	–	(0.20)	12.02
2015		12.30	0.23	(0.23)	–	(0.21)	–	(0.21)	12.09
2014		11.94	0.22	0.36	0.58	(0.22)	–	(0.22)	12.30
2013		11.60	0.26	0.34	0.60	(0.26)	–	(0.26)	11.94
2012		11.00	0.21	0.67	0.88	(0.28)	–	(0.28)	11.60
2011		10.93	0.31	0.06	0.37	(0.30)	–	(0.30)	11.00

See accompanying notes.

52

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

(1.45	)%(d)	$81,614	0.40%(e),(f),(g)		2.52	%(e)	23.6	%(e)
1.13		91,391	0.41 (f)	,(g)	2.25		25.2
9.02		82,944	0.41 (f)	,(g)	1.43		11.5
21.35		69,974	0.41 (f)	,(g)	1.65		30.1
10.73		54,432	0.41 (f)	,(g)	1.44		12.5
3.08		44,108	0.41 (f)	,(g)	1.28		12.6

(1.68	) (d)	61,434	0.40 (e)	,(f),(g)	2.56	(e)	22.2	(e)
1.20		68,799	0.41 (f)	,(g)	2.28		21.6
9.43		61,439	0.41 (f)	,(g)	1.35		9.9
22.78		50,375	0.41 (f)	,(g)	1.43		29.5
10.98		31,354	0.41 (f)	,(g)	1.35		10.5
2.95		26,285	0.41 (f)	,(g)	1.18		15.5

1.12	(d)	24,833	0.40 (e)	,(f),(g)	2.42	(e)	23.2	(e)
0.01		29,781	0.41 (f)	,(g)	1.85		36.8
4.92		31,332	0.41 (f)	,(g)	1.85		26.8
5.26		30,838	0.41 (f)	,(g)	2.20		14.6
8.17		29,464	0.41 (f)	,(g)	1.90		31.1
3.50		25,812	0.41 (f)	,(g)	2.87		19.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

53

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class A shares
2016	(c)	$15.87	$0.16	($0.19)	($0.03)	($0.15)	($0.98)	($1.13)	$14.71
2015		16.39	0.31	(0.14)	0.17	(0.31)	(0.38)	(0.69)	15.87
2014		15.60	0.26	1.04	1.30	(0.26)	(0.25)	(0.51)	16.39
2013		13.70	0.26	1.90	2.16	(0.26)	–	(0.26)	15.60
2012		12.67	0.26	1.03	1.29	(0.26)	–	(0.26)	13.70
2011		12.45	0.28	0.22	0.50	(0.28)	–	(0.28)	12.67
Class C shares
2016	(c)	15.68	0.11	(0.19)	(0.08)	(0.10)	(0.98)	(1.08)	14.52
2015		16.20	0.18	(0.12)	0.06	(0.20)	(0.38)	(0.58)	15.68
2014		15.43	0.14	1.02	1.16	(0.14)	(0.25)	(0.39)	16.20
2013		13.55	0.15	1.89	2.04	(0.16)	–	(0.16)	15.43
2012		12.54	0.16	1.01	1.17	(0.16)	–	(0.16)	13.55
2011		12.33	0.19	0.21	0.40	(0.19)	–	(0.19)	12.54
Class P shares
2016	(c)	15.66	0.18	(0.20)	(0.02)	(0.16)	(0.98)	(1.14)	14.50
2015	(h)	15.01	0.04	0.65	0.69	(0.04)	–	(0.04)	15.66
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2016	(c)	12.04	0.15	(0.11)	0.04	(0.14)	(0.47)	(0.61)	11.47
2015		12.41	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	12.04
2014		12.05	0.25	0.58	0.83	(0.24)	(0.23)	(0.47)	12.41
2013		11.22	0.25	0.89	1.14	(0.25)	(0.06)	(0.31)	12.05
2012		10.56	0.27	0.70	0.97	(0.26)	(0.05)	(0.31)	11.22
2011		10.46	0.30	0.10	0.40	(0.30)	–	(0.30)	10.56
Class C shares
2016	(c)	11.93	0.10	(0.10)	–	(0.10)	(0.47)	(0.57)	11.36
2015		12.30	0.17	(0.15)	0.02	(0.19)	(0.20)	(0.39)	11.93
2014		11.95	0.16	0.58	0.74	(0.16)	(0.23)	(0.39)	12.30
2013		11.13	0.16	0.89	1.05	(0.17)	(0.06)	(0.23)	11.95
2012		10.48	0.18	0.70	0.88	(0.18)	(0.05)	(0.23)	11.13
2011		10.38	0.22	0.10	0.32	(0.22)	–	(0.22)	10.48
Class P shares
2016	(c)	11.94	0.15	(0.10)	0.05	(0.15)	(0.47)	(0.62)	11.37
2015	(h)	11.63	0.04	0.32	0.36	(0.05)	–	(0.05)	11.94

See accompanying notes.

54

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(0.06	)%(d)	$2,076,318	0.66%(e),(f)		2.21	%(e)	6.3	%(e)
1.10		2,124,905	0.65	(f)	1.90		27.6
8.50		2,083,846	0.65	(f)	1.63		3.3
15.97		1,923,276	0.68	(f)	1.78		16.9
10.27		1,675,088	0.71	(f)	1.94		9.6
4.03		1,580,189	0.70	(f)	2.19		29.6

(0.42	) (d)	752,055	1.40 (e)	,(f)	1.46	(e)	6.3	(e)
0.39		762,424	1.39	(f)	1.14		27.6
7.67		732,362	1.40	(f)	0.88		3.3
15.17		654,170	1.41	(f)	1.03		16.9
9.42		554,609	1.45	(f)	1.21		9.6
3.22		541,446	1.43	(f)	1.46		29.6

0.03	(d)	5,347	0.51 (e)	,(f),(g)	2.48	(e)	6.3	(e)
4.64	(d)	3,811	0.51 (e)	,(f),(g)	1.21	(e)	27.6	(e)

0.47	(d)	517,466	0.63 (e)	,(f),(g)	2.61	(e)	5.5	(e)
0.84		512,264	0.63 (f)	,(g)	2.16		22.7
7.10		490,692	0.63 (f)	,(g)	2.07		3.2
10.41		439,792	0.63 (f)	,(g)	2.18		13.1
9.39		382,440	0.70	(f)	2.45		6.8
3.81		335,253	0.70	(f)	2.79		21.4

0.11	(d)	263,132	1.38 (e)	,(f),(g)	1.85	(e)	5.5	(e)
0.10		264,904	1.38 (f)	,(g)	1.40		22.7
6.30		242,887	1.38 (f)	,(g)	1.30		3.2
9.60		209,997	1.38 (f)	,(g)	1.42		13.1
8.57		179,925	1.44	(f)	1.72		6.8
3.07		168,814	1.44	(f)	2.06		21.4

0.54	(d)	1,523	0.51 (e)	,(f),(g)	2.68	(e)	5.5	(e)
3.09	(d)	1,889	0.51 (e)	,(f),(g)	1.82	(e)	22.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from August 24, 2015, date shares first offered, through October 31, 2015.

See accompanying notes.

55

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2016	(c)	$18.16	$0.15	($0.32)	($0.17)	($0.14)	($1.64)	($1.78)	$16.21
2015		18.86	0.29	(0.11)	0.18	(0.30)	(0.58)	(0.88)	18.16
2014		17.53	0.21	1.50	1.71	(0.23)	(0.15)	(0.38)	18.86
2013		14.73	0.22	2.81	3.03	(0.23)	–	(0.23)	17.53
2012		13.48	0.19	1.26	1.45	(0.20)	–	(0.20)	14.73
2011		13.13	0.19	0.35	0.54	(0.19)	–	(0.19)	13.48
Class C shares
2016	(c)	17.09	0.08	(0.29)	(0.21)	(0.03)	(1.64)	(1.67)	15.21
2015		17.81	0.15	(0.11)	0.04	(0.18)	(0.58)	(0.76)	17.09
2014		16.59	0.08	1.40	1.48	(0.11)	(0.15)	(0.26)	17.81
2013		13.95	0.09	2.68	2.77	(0.13)	–	(0.13)	16.59
2012		12.77	0.08	1.20	1.28	(0.10)	–	(0.10)	13.95
2011		12.44	0.09	0.33	0.42	(0.09)	–	(0.09)	12.77
Class P shares
2016	(c)	17.87	0.17	(0.31)	(0.14)	(0.20)	(1.64)	(1.84)	15.89
2015	(h)	16.84	0.01	1.02	1.03	–	–	–	17.87
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2016	(c)	12.21	0.18	(0.05)	0.13	(0.18)	(0.30)	(0.48)	11.86
2015		12.64	0.33	(0.31)	0.02	(0.32)	(0.13)	(0.45)	12.21
2014		12.37	0.32	0.46	0.78	(0.32)	(0.19)	(0.51)	12.64
2013		11.99	0.33	0.50	0.83	(0.34)	(0.11)	(0.45)	12.37
2012		11.32	0.36	0.68	1.04	(0.35)	(0.02)	(0.37)	11.99
2011		11.31	0.40	0.01	0.41	(0.40)	–	(0.40)	11.32
Class C shares
2016	(c)	12.10	0.13	(0.04)	0.09	(0.14)	(0.30)	(0.44)	11.75
2015		12.53	0.23	(0.30)	(0.07)	(0.23)	(0.13)	(0.36)	12.10
2014		12.27	0.22	0.45	0.67	(0.22)	(0.19)	(0.41)	12.53
2013		11.90	0.23	0.50	0.73	(0.25)	(0.11)	(0.36)	12.27
2012		11.23	0.27	0.68	0.95	(0.26)	(0.02)	(0.28)	11.90
2011		11.23	0.31	–	0.31	(0.31)	–	(0.31)	11.23
Class P shares
2016	(c)	12.17	0.19	(0.05)	0.14	(0.19)	(0.30)	(0.49)	11.82
2015	(h)	11.97	0.06	0.21	0.27	(0.07)	–	(0.07)	12.17

See accompanying notes.

56

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(0.83	)%(d)	$1,442,101	0.67%(e),(f)		1.85	%(e)	8.2	%(e)
1.05		1,506,074	0.65	(f)	1.60		35.6
9.90		1,493,034	0.65	(f)	1.17		4.0
20.88		1,372,490	0.68	(f)	1.35		20.2
10.92		1,174,694	0.72	(f)	1.32		13.1
4.10		1,124,629	0.71	(f)	1.42		31.9

(1.16	) (d)	529,310	1.42 (e)	,(f)	1.10	(e)	8.2	(e)
0.28		549,093	1.40	(f)	0.87		35.6
9.05		551,460	1.40	(f)	0.44		4.0
20.01		510,553	1.43	(f)	0.61		20.2
10.09		443,838	1.47	(f)	0.59		13.1
3.38		447,955	1.46	(f)	0.68		31.9

(0.68	) (d)	4,023	0.40 (e)	,(f),(g)	2.15	(e)	8.2	(e)
6.12	(d)	2,877	0.42 (e)	,(f),(g)	0.43	(e)	35.6	(e)

1.22	(d)	853,780	0.64 (e)	,(f)	3.09	(e)	5.3	(e)
0.20		840,440	0.63	(f)	2.63		17.7
6.44		793,238	0.64	(f)	2.57		2.2
7.09		718,931	0.66	(f)	2.71		10.5
9.30		612,795	0.69	(f)	3.08		5.5
3.64		521,730	0.69	(f)	3.48		19.6

0.85	(d)	348,289	1.40 (e)	,(f)	2.32	(e)	5.3	(e)
(0.55)		347,647	1.39	(f)	1.87		17.7
5.61		311,494	1.40	(f)	1.79		2.2
6.25		259,444	1.42	(f)	1.95		10.5
8.56		224,627	1.44	(f)	2.33		5.5
2.80		188,596	1.44	(f)	2.74		19.6

1.29	(d)	7,855	0.51 (e)	,(f),(g)	3.28	(e)	5.3	(e)
2.24	(d)	4,635	0.51 (e)	,(f),(g)	2.70	(e)	17.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from August 24, 2015, date shares first offered, through October 31, 2015.

See accompanying notes.

57

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2016	(c)	$20.60	$0.21	($0.54)	($0.33)	($0.17)	($2.32)	($2.49)	$17.78
2015		21.79	0.37	(0.19)	0.18	(0.37)	(1.00)	(1.37)	20.60
2014		19.91	0.21	2.03	2.24	(0.22)	(0.14)	(0.36)	21.79
2013		16.13	0.19	3.79	3.98	(0.20)	–	(0.20)	19.91
2012		14.61	0.12	1.52	1.64	(0.12)	–	(0.12)	16.13
2011		14.18	0.12	0.44	0.56	(0.13)	–	(0.13)	14.61
Class C shares
2016	(c)	19.11	0.13	(0.50)	(0.37)	(0.05)	(2.32)	(2.37)	16.37
2015		20.32	0.21	(0.19)	0.02	(0.23)	(1.00)	(1.23)	19.11
2014		18.61	0.05	1.89	1.94	(0.09)	(0.14)	(0.23)	20.32
2013		15.09	0.06	3.54	3.60	(0.08)	–	(0.08)	18.61
2012		13.67	0.01	1.42	1.43	(0.01)	–	(0.01)	15.09
2011		13.27	0.01	0.42	0.43	(0.03)	–	(0.03)	13.67
Class P shares
2016	(c)	20.25	0.21	(0.51)	(0.30)	(0.24)	(2.32)	(2.56)	17.39
2015	(h)	18.81	0.01	1.43	1.44	–	–	–	20.25

See accompanying notes.

58

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
							(unaudited)

			Ratio of		Ratio of Net
			Expenses to		Investment Income
		Net Assets, End of	Average Net		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Assets		Turnover Rate

(1.52	)%(d)	$945,565	0.69%(e),(f)		2.32	%(e)	8.0	%(e)
0.92		996,126	0.67	(f)	1.77		51.2
11.39		989,320	0.67	(f)	1.00		5.9
24.92		921,467	0.71	(f)	1.08		26.5
11.31		767,482	0.76	(f)	0.78		13.6
3.96		726,580	0.75	(f)	0.77		37.7

(1.90	) (d)	313,498	1.44 (e)	,(f)	1.56	(e)	8.0	(e)
0.16		326,391	1.42	(f)	1.06		51.2
10.54		333,072	1.42	(f)	0.27		5.9
24.00		317,406	1.46	(f)	0.36		26.5
10.47		273,694	1.51	(f)	0.06		13.6
3.26		274,978	1.49	(f)	0.05		37.7

(1.48) (d),(i)		1,503	0.51 (e)	,(f),(g)	2.39	(e)	8.0	(e)
7.71 (d)	,(i)	1,366	0.51 (e)	,(f),(g)	0.15	(e)	51.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from August 24, 2015, date shares first offered, through October 31, 2015.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

59

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning	Ending	During Period		Beginning	Ending	During Period
	Account Value	Account Value	November 1,		Account Value	Account Value	November 1,		Annualized
	November 1,	April 30,	2015	to	November 1,	April 30,	2015	to	Expense
	2015	2016	April 30, 2016(a)		2015	2016	April 30, 2016(a)		Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,004.39	$1.99		$1,000.00	$1,022.87	$2.01		0.40%

Principal LifeTime 2020 Fund
Class A	1,000.00	998.72	1.99		1,000.00	1,022.87	2.01		0.40

Principal LifeTime 2030 Fund
Class A	1,000.00	992.24	1.98		1,000.00	1,022.87	2.01		0.40

Principal LifeTime 2040 Fund
Class A	1,000.00	985.51	1.97		1,000.00	1,022.87	2.01		0.40

Principal LifeTime 2050 Fund
Class A	1,000.00	983.24	1.97		1,000.00	1,022.87	2.01		0.40

Principal LifeTime Strategic Income Fund
Class A	1,000.00	1,011.24	2.00		1,000.00	1,022.87	2.01		0.40

SAM Balanced Portfolio
Class A	1,000.00	999.36	3.28		1,000.00	1,021.58	3.32		0.66
Class C	1,000.00	995.76	6.95		1,000.00	1,017.90	7.02		1.40
Class P	1,000.00	1,000.27	2.54		1,000.00	1,022.33	2.56		0.51

60

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning	Ending	During Period		Beginning	Ending	During Period
	Account Value	Account Value	November 1,		Account Value	Account Value	November 1,		Annualized
	November 1,	April 30,	2015	to	November 1,	April 30,	2015	to	Expense
	2015	2016	April 30, 2016(a)		2015	2016	April 30, 2016(a)		Ratio
SAM Conservative Balanced Portfolio
Class A	$1,000.00	$1,004.70	$3.14		$1,000.00	$1,021.73	$3.17		0.63%
Class C	1,000.00	1,001.12	6.87		1,000.00	1,018.00	6.92		1.38
Class P	1,000.00	1,005.37	2.54		1,000.00	1,022.33	2.56		0.51

SAM Conservative Growth Portfolio
Class A	1,000.00	991.75	3.32		1,000.00	1,021.53	3.37		0.67
Class C	1,000.00	988.39	7.02		1,000.00	1,017.80	7.12		1.42
Class P	1,000.00	993.17	1.98		1,000.00	1,022.87	2.01		0.40

SAM Flexible Income Portfolio
Class A	1,000.00	1,012.15	3.20		1,000.00	1,021.68	3.22		0.64
Class C	1,000.00	1,008.47	6.99		1,000.00	1,017.90	7.02		1.40
Class P	1,000.00	1,012.87	2.55		1,000.00	1,022.33	2.56		0.51

SAM Strategic Growth Portfolio
Class A	1,000.00	984.79	3.41		1,000.00	1,021.43	3.47		0.69
Class C	1,000.00	981.02	7.09		1,000.00	1,017.70	7.22		1.44
Class P	1,000.00	985.18	2.52		1,000.00	1,022.33	2.56		0.51

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

61

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	123	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	123	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	123	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	123	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Drew E. Lawton	Formerly, Senior Managing	123	None
Director since March 2016	Director and CEO, New York
Member, Nominating and Governance	Life Insurance Company
Committee
1959

Karen (“Karrie”) McMillan	Managing Director, Patomak	123	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	123	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

62

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Daniel Pavelich	Retired.	123	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	123	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Edge Asset Management,	123	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since 2011
Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

63

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and Assistant Secretary

711 High Street, Des Moines, IA 50392

1973

Tracy Bollin Chief

Financial Officer

711 High Street, Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015 Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015 Chief Financial Officer, the Manager (2010-2015)

Director, the Manager since 2015 Chief Financial Officer, PSI (2010-2015) Director, PSS since 2015

President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, PSI Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011

Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011

Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, PSI since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1962

Layne A. Rasmussen Vice President and Controller

711 High Street, Des Moines, IA 50392

1958

Greg Reymann Assistant Counsel

711 High Street, Des Moines, IA 50392

1958

Counsel, PGI

Counsel, PLIC

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

64

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer 711 High Street, Des Moines, IA 50392

1979

Britney L. Schnathorst Assistant Counsel

711 High Street, Des Moines, IA 50392

1981

Adam U. Shaikh Assistant Counsel

711 High Street, Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013)

Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present)

Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013) Assistant Vice President/Treasury, PFD since 2013

Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014 Director – Treasury, PLIC (2007-2014)

Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013 Assistant Vice President/Treasury, PSI since 2013

Director – Treasury, PSI (2008-2009, 2011-2013) Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956 Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, the Manager since 2015

Associate General Counsel, AEGON USA Investment Management, LLC (2003 - 2012)

Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2016, and the Statement of Additional Information dated March 1, 2016. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

65

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

66

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. approved a Sub-advisory Agreement with Analytic Investors, LLC related to the Global Diversified Income Fund.

Analytic Investors Sub-Advisory Agreement

On March 14, 2016, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a sub-advisory agreement between Principal Management Corporation (the “Manager”) and Analytic Investors, LLC (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”).

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Advisor’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Advisor recommended the Sub-Advisor based upon that program.

Investment Performance.

The Board reviewed the historical one-year, three-year, five-year and since-inception (April 1, 2004) performance returns as of December 31, 2015 (gross and net of proposed fees) of the Sub-Advisor in a composite with an investment strategy similar to the proposed strategy for the Fund, as compared to a relevant benchmark index for Analytic Investors' investment strategy. The Board concluded, based on the information provided, that the historical investment performance record of the Sub-Advisor was satisfactory.

Fees, Economies of Scale and Profitability.

The Board considered the proposed sub-advisory fees, noting that the Advisor compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also reviewed the expected impact on profitability to the Advisor. On the basis of the information provided, the Board concluded that the proposed sub-advisory fees were reasonable.

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Sub-Advisor. The Board noted that the Sub-advisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fees were reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement were fair and reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

67

(This page intentionally left blank)

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV429-09 | © 2016 Principal Financial Services, Inc. | 04/2016 | t160404040y

PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

     Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc.

     Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

     Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

     Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

     Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

     Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-14

04/2016

F445PS-16

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-14

04/2016

F456PS-16

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:
Principal Life Insurance Company
Principal National Life Insurance Company
Principal Securities, Inc.
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Green Property Fund Employees II, LLC
Principal Real Estate Debt Fund I, LP
Principal Real Estate Debt Fund, GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	Information we obtain through the Internet. This
includes data from online forms you complete. It also
This Notice is required by law. It tells how we handle	includes data we receive when you visit our websites.
personal information.
This Notice applies to individual residents of California	HOW WE SHARE INFORMATION
who:	We may share personal information about you or about former
own or apply for our products or services for personal	customers, plan participants or beneficiaries among companies
use.	within the Principal Financial Group or with others for several reasons, including:
are employee benefit plan participants and
beneficiaries.	to assist us in servicing your account;
Please note that in this Notice, “you” refers to only these	to help design and improve products;
people. The Notice does not apply to an employer plan	to protect against potential identity theft or
sponsor or group policyholder.	unauthorized transactions;

WE PROTECT INFORMATION WE COLLECT ABOUT	in response to a subpoena or for other legal purposes;
YOU	to prevent fraud;
We follow strict standards to protect personal information.	to comply with inquiries from government agencies or other
These standards include limiting access to data and	regulators;
regularly testing our security technology.	with others that service your account, or that perform
HOW WE COLLECT INFORMATION	services on our behalf; or
We collect data about you as we do business with you.	with your consent, at your request or as allowed by law.
Some of the sources of this data are as follows:
MEDICAL INFORMATION
Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We do not share medical information among companies of the
your name; address; Social Security number; financial	Principal Financial Group or with others except:
status; and, when applicable, health history.	when needed to service your policies, accounts, claims
Information we obtain from others. This may include	or contracts;
claim reports, medical records, credit reports and	when laws protecting your privacy permit it; or
similar data.	when you consent.
Information we obtain through our transactions
and experience with you. This includes your claims
history, payment and investment records, and account
values.

BB 9338-13

04/2016

F445CA-13

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate
changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL
GROUP

Several companies within the Principal Financial Group are
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-13

04/2016

F445CA-13

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	12
Shareholder Expense Example	14
Supplemental Information	15

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

		Money
Amounts in thousands, except per share amounts		Market Fund
Investment in securities--at cost		$1,023,034
Assets
Investment in securities--at value		$1,023,034
Cash		14
Receivables:
Dividends and interest		142
Expense reimbursement from Distributor		54
Fund shares sold		2,315
Other assets		26
	Total Assets	1,025,585
Liabilities
Accrued management and investment advisory fees		331
Accrued distribution fees		54
Accrued transfer agent fees		230
Accrued directors' expenses		1
Accrued professional fees		15
Accrued other expenses		53
Payables:
Fund shares redeemed		16,075
	Total Liabilities	16,759
Net Assets Applicable to Outstanding Shares		$1,008,826
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,047,272
Accumulated undistributed (overdistributed) net realized gain (loss)		(38,446)
	Total Net Assets	$1,008,826
Capital Stock (par value: $.01 per share):
Shares authorized		8,400,000
Net Asset Value Per Share:
Class A: Net Assets		$475,328
Shares Issued and Outstanding		475,216
Net Asset Value per share		$1.00
Maximum Offering Price		$1.00
Class C: Net Assets		$24,799
Shares Issued and Outstanding		24,793
Net Asset Value per share		$1.00	(a)
Class J: Net Assets		$265,139
Shares Issued and Outstanding		265,077
Net Asset Value per share		$1.00	(a)
Institutional: Net Assets		$243,560
Shares Issued and Outstanding		243,500
Net Asset Value per share		$1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended April 30, 2016 (unaudited)

Amounts in thousands	Money Market Fund
Net Investment Income (Loss)
Income:
Interest	$2,155
Total Income	2,155
Expenses:
Management and investment advisory fees	2,010
Distribution fees - Class C	128
Distribution fees - Class J	235
Registration fees - Class A	46
Registration fees - Class C	11
Registration fees - Class J	19
Registration fees - Institutional	23
Shareholder reports - Class A	31
Shareholder reports - Class C	1
Shareholder reports - Class J	40
Shareholder reports - Institutional	1
Transfer agent fees - Class A	251
Transfer agent fees - Class C	13
Transfer agent fees - Class J	177
Transfer agent fees - Institutional	7
Custodian fees	9
Directors' expenses	11
Professional fees	14
Other expenses	7
Total Gross Expenses	3,034
Less: Reimbursement from Manager - Class A	279
Less: Reimbursement from Manager - Class C	21
Less: Reimbursement from Manager - Class J	208
Less: Reimbursement from Manager - Institutional	8
Less: Reimbursement from Distributor - Class C	128
Less: Reimbursement from Distributor - Class J	235
Total Net Expenses	2,155
Net Investment Income (Loss)	–

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	–
Change in unrealized appreciation/depreciation of:
Investment transactions	–
Net Realized and Unrealized Gain (Loss) on Investments	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2016	October 31, 2015
Operations
Net investment income (loss)							$–	$–
Net realized gain (loss) on investments							–	21
Change in unrealized appreciation/depreciation of investments							–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations				–	21

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,611	(79,529)
					Total Increase (Decrease) in Net Assets		8,611	(79,508)

Net Assets
Beginning of period							1,000,215	1,079,723
End of period (including undistributed net investment income as set forth below)							$1,008,826	$1,000,215
Undistributed (overdistributed) net investment income (loss)							$–	$–

	Class A		Class B(a)	Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$258,992		N/A	$21,737	$86,128	$98,398
Redeemed	(249,634)		N/A	(16,834)	(75,231)	(114,945)
Net Increase (Decrease)	$9,358		N/A	$4,903	$10,897	$(16,547)
Shares:
Sold	258,992		N/A	21,736	86,129	98,398
Redeemed	(249,634)		N/A	(16,834)	(75,231)	(114,945)
Net Increase (Decrease)	9,358		N/A	4,902	10,898	(16,547)
Year Ended October 31, 2015
Dollars:
Sold	$606,436		$308	$20,175	$153,936	$279,433
Redeemed	(611,590)		(3,650)	(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	$(5,154	) $	(3,342)	$1,918	$4,315	$(77,266)
Shares:
Sold	606,435		308	20,175	153,936	279,433
Redeemed	(611,590)		(3,649)	(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	(5,155)		(3,341)	1,918	4,315	(77,266)

Distributions:
Period Ended April 30, 2016
From net investment income	$–		N/A	$–	$–	$–
From net realized gain on
investments	–		N/A	–	–	–
Total Dividends and Distributions	$–		N/A $	–	$–	$–
Year Ended October 31, 2015
From net investment income $	– $		–	$–	$–	$–
From net realized gain on
investments	–		–	–	–	–
Total Dividends and Distributions	$–		– $	$–	$–	$–

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The financial statements for Money Market Fund (the “Fund”) are presented herein. The Fund offers four classes of shares: Class A, Class C, Class J and Institutional. Information presented in these financial statements pertains to Class J shares. Certain detailed information for the other classes of shares is provided separately.

The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Fund was an investment company at all times during the period. The Fund has not provided financial support, and is not contractually required to provide financial support to any investee.

Effective February 23, 2015, Class B shares discontinued operations and converted to Class A shares.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities, other than holdings of other publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other fund expenses not directly attributed to the Fund are apportioned among the funds managed by Principal Management Corporation (the “Manager”).

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2016, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2016, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress or anticipated at this time.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2016, Money Market Fund did not borrow from or loan to the Facility.

In addition, the Fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. Money Market Fund did not borrow against the line of credit during the period ended April 30, 2016.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Fund could experience delays in the realization of the collateral.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for transfers between levels of the Fund’s assets and liabilities. As of April 30, 2016, there were no transfers between Level 1 and Level 2.

As of April 30, 2016, all of the Fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of the Fund, which is an affiliate of the Manager. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Fund

First $500	Next $500	Next $500	Next $500	Next $1	Over $3
million	million	million	million	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

Class A, Class C, and Institutional shares of Money Market Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class C shares is 1.79%. The expense limit will expire on February 28, 2017.

The Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Amounts owed to Money Market Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. Class C and Class J shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor), the principal distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are 1.00% and .15% for Class C and Class J shares, respectively.

The Distributor has contractually agreed to limit the Fund’s distribution fees attributable to the Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2017.

The Distributor has voluntarily agreed to limit the Fund’s distribution fees attributable to Class C shares. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0% for Class C shares. The voluntary expense limit may be terminated at any time.

Amounts owed to Money Market Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2016, were $8,000, $12,000 and $58,000 for Class A, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2016, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned 761,000 and 11,000 shares of Class A and Institutional shares, respectively.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

6. Federal Tax Information

Distributions to Shareholders. Money Market Fund did not make any distributions for the periods ended April 30, 2016 and October 31, 2015.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2015, the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:
				Annual
	2016	2017	Total	Limitations*
Money Market Fund	$35,477	$2,969	$38,446	$ 5,612

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of Money Market Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2015, Money Market Fund had expired capital loss carryforwards of $2,794,000.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2015, Money Market Fund does not intend to defer any late-year losses.

Reclassification of Capital Accounts. Money Market Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2015 Money Market Fund recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Net Realized Gain
	on Investments	Paid in Capital
Money Market Fund	$2,773	$(2,773)

7. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

Schedule of Investments Money Market Fund April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 5.31%		Shares Held	Value (000's)		Principal
				MUNICIPAL BONDS - 5.44%	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.31%
BlackRock Liquidity Funds TempFund		15,700,000	$15,700	California - 0.95%
Portfolio				Kern Water Bank Authority (credit support
Deutsche Money Market Series		14,980,000	14,980	from Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -		4,900,000	4,900	0.43%, 05/06/2016(d)	$4,367	$4,367
Government Portfolio				San Francisco City & County Redevelopment
STIT - Liquid Assets Portfolio		18,000,000	18,000	Agency (credit support from Fannie Mae)
			$53,580	0.43%, 05/06/2016(d)	5,200	5,200
TOTAL INVESTMENT COMPANIES			$53,580			$9,567
		Principal		Colorado - 1.56%
BONDS- 8.82%		Amount (000's) )	Value (000's	City of Colorado Springs CO Utilities System
Automobile Asset Backed Securities - 2.44%				Revenue (credit support from Mizuho Bank
				LTD)
AmeriCredit Automobile Receivables 2015-4				0.40%, 05/06/2016(d)	7,000	7,000
0.50%, 11/08/2016		$715	$715
AmeriCredit Automobile Receivables Trust				Colorado Housing & Finance
2016-2				Authority (credit support from Federal Home
0.75%, 04/10/2017(a)		5,200	5,200	Loan Bank)
				0.46%, 05/06/2016(a),(d)	7,510	7,510
ARI Fleet Lease Trust 2016-A
0.80%, 03/15/2017(b)		3,718	3,718	County of Kit Carson CO (credit support from
BMW Vehicle Lease Trust 2015-2				Wells Fargo)
0.42%, 10/20/2016(a)		504	504	0.50%, 05/06/2016(d)	1,340	1,340
Capital Auto Receivables Asset Trust 2016-1						$15,850
0.75%, 03/20/2017		2,720	2,719	Illinois - 1.12%
				Memorial Health System/IL (credit support
Chrysler Capital Auto Receivables Trust 2015-B				from JP Morgan Chase & Co)
(b)
0.48%, 11/15/2016		435	435	0.50%, 05/06/2016(d)	11,295	11,295
Ford Credit Auto Lease Trust 2015-B
0.43%, 11/15/2016(a)		703	703
Ford Credit Auto Owner Trust 2016-A				Maryland - 0.79%
0.68%, 02/15/2017		3,348	3,348	City of Baltimore MD (credit support from
GM Financial Automobile Leasing Trust				State Street Bank &Trust)
2015-3				0.40%, 05/06/2016(d)	7,915	7,915
0.45%, 10/20/2016(a)		44	44
Hyundai Auto Lease Securitization Trust				Minnesota - 0.44%
2016	-A
0.68%, 02/15/2017(a),(b)		3,163	3,163	City of St Paul MN (credit support from
				Wells Fargo)
				0.43%, 05/06/2016(d)	4,400	4,400
Santander Drive Auto Receivables Trust 2016-1
0.85%, 02/15/2017		4,054	4,054
			$24,603	New Mexico - 0.27%
				City of Las Cruces NM (credit support from
Banks- 0.71%				Wells Fargo)
Wells Fargo Bank NA				0.43%, 05/06/2016(d)	2,700	2,700
0.80%, 05/22/2017(a)		7,200	7,200

				Oklahoma - 0.31%
Diversified Financial Services - 2.35%				Oklahoma University Hospital (credit support
Corporate Finance Managers Inc				from Bank of America)
0.43%, 05/06/2016(a)		8,700	8,700	0.40%, 05/06/2016(d)	3,100	3,100
MetLife Inc
0.69%, 08/17/2016(a),(c)		15,000	15,000
				TOTAL MUNICIPAL BONDS		$54,827
			$23,700		Principal
Healthcare - Services - 0.89%				COMMERCIAL PAPER - 73.93%	Amount (000's) Value (000's)
Portland Clinic LLP/The				Agriculture - 3.86%
0.40%, 05/06/2016(a)		9,030	9,030
				Archer-Daniels-Midland Co
				0.40%, 05/02/2016(b)	$6,000	$6,000
				0.42%, 05/20/2016(b)	8,000	7,998
Insurance - 1.59%
New York Life Global Funding Company				0.42%, 05/31/2016(b)	7,000	6,998
0.61%, 07/22/2016(a),(c)		16,000	16,000	Philip Morris International Inc
				0.43%, 05/19/2016(b)	8,000	7,998
				0.44%, 05/20/2016(b)	10,000	9,998
Other Asset Backed Securities - 0.84%						$38,992
Dell Equipment Finance Trust 2015-2
0.53%, 10/24/2016(a),(b)		1,837	1,837	Automobile Manufacturers - 1.49%
GreatAmerica Leasing Receivables Funding				Toyota Credit Canada Inc (credit support
LLC Series 2016-1				from Toyota Financial Services)
0.78%, 02/21/2017(b)		2,459	2,459	0.49%, 06/17/2016(d)	8,000	7,995
				Toyota Financial Services de Puerto Rico
Volvo Financial Equipment LLC Series 2016-1				Inc (credit support from Toyota Financial
0.75%, 02/15/2017(b)		4,151	4,151	Services)
			$8,447	0.42%, 05/26/2016(d)	7,000	6,998
TOTAL BONDS			$88,980			$14,993

See accompanying notes

9

Schedule of Investments Money Market Fund April 30, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Banks- 28.57%			Chemicals - 0.79%
Australia & New Zealand Banking Group Ltd			BASF SE
0.55%, 05/03/2016(b),(e)	$7,000	$7,000	0.57%, 05/10/2016(b)	$8,000	$7,999
Bank of Nova Scotia/The
0.93%, 11/10/2016(b),(e)	8,000	7,960

			Commercial Services - 3.96%
			Catholic Health Initiatives
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY			0.58%, 05/26/2016	6,500	6,497
0.45%, 05/03/2016	7,000	7,000
			0.65%, 05/04/2016	5,000	5,000
0.62%, 07/08/2016	7,000	6,992
			0.65%, 06/16/2016	5,500	5,496

BNP Paribas SA/New York NY			0.65%, 06/23/2016	8,000	7,992
0.30%, 05/02/2016	25,000	25,000

			Salvation Army/United States
Credit Suisse AG/New York NY			0.50%, 05/05/2016	7,000	7,000
0.76%, 07/01/2016	4,500	4,494
			0.58%, 06/21/2016	8,000	7,993
0.76%, 07/06/2016	7,000	6,990
0.84%, 09/14/2016	7,000	6,978			$39,978
DBS Bank Ltd			Diversified Financial Services - 15.82%
0.59%, 07/08/2016(b),(e)	8,300	8,291	Anglesea Funding LLC
ING US Funding LLC (credit support from			0.38%, 05/06/2016(b)	2,000	2,000
ING Bank)			0.41%, 05/10/2016(b)	8,000	7,999
0.60%, 07/11/2016(d)	6,600	6,592	AXA Financial Inc (credit support from AXA
0.69%, 07/01/2016(d)	5,000	4,994	SA)
0.69%, 07/21/2016(d)	7,000	6,989	0.69%, 06/08/2016(b),(d)	5,000	4,996
0.69%, 08/01/2016(d)	6,000	5,989	CRC Funding LLC
KFW (credit support from Republic of			0.57%, 05/12/2016(b)	2,200	2,200
Germany)			DCAT LLC
0.55%, 07/15/2016(b),(d),(e)	8,000	7,991	0.55%, 05/04/2016	7,000	7,000
Manhattan Asset Funding Co LLC			0.55%, 06/02/2016	10,500	10,495
0.45%, 05/25/2016	6,000	5,998	0.56%, 05/05/2016	8,000	7,999
0.45%, 06/06/2016	4,500	4,498	Fairway Finance Co LLC
0.50%, 06/03/2016	7,000	6,997	0.43%, 05/03/2016(b)	8,000	8,000
0.51%, 05/06/2016	6,000	6,000	Gotham Funding Corp
0.51%, 06/07/2016	2,000	1,999	0.46%, 05/05/2016(b)	8,000	8,000
Mitsubishi UFJ Trust & Banking Corp/NY			0.50%, 05/13/2016(b)	7,000	6,999
0.39%, 05/24/2016	2,000	1,999	0.50%, 05/24/2016(b)	7,000	6,998
0.69%, 05/03/2016	7,000	7,000	Intercontinental Exchange Inc
0.69%, 07/08/2016	2,500	2,497	0.43%, 05/02/2016(b)	7,000	7,000
Mizuho Bank Ltd/NY			0.43%, 05/04/2016(b)	7,000	7,000
0.60%, 07/22/2016(b)	7,300	7,290	0.44%, 05/09/2016(b)	6,000	5,999
0.61%, 05/09/2016(b)	7,000	6,999	0.44%, 05/11/2016(b)	5,000	4,999
0.71%, 05/06/2016(b)	8,000	7,999	Liberty Street Funding LLC
Natixis SA/New York NY			0.49%, 05/09/2016(b)	7,500	7,499
0.30%, 05/02/2016	12,000	12,000	0.51%, 06/07/2016(b)	3,452	3,450
0.35%, 05/06/2016	7,000	7,000	0.58%, 06/13/2016(b)	7,000	6,995
Nordea Bank AB			0.59%, 07/13/2016(b)	6,000	5,993
0.48%, 05/17/2016(b),(e)	8,000	7,998	Nieuw Amsterdam Receivables Corp
Oversea-Chinese Banking Corp Ltd			0.60%, 06/07/2016(b)	8,000	7,995
0.48%, 06/27/2016(e)	8,000	7,994	Ontario Teachers' Finance Trust (credit
Sheffield Receivables Co LLC			support from Ontario Teachers Pension Plan
0.48%, 05/23/2016(b)	8,000	7,998	Board)
0.50%, 06/09/2016(b)	8,000	7,996	0.74%, 08/15/2016(b),(d)	8,000	7,982
Societe Generale SA			Regency Markets No. 1 LLC
0.49%, 05/02/2016(e)	4,500	4,500	0.40%, 05/11/2016(b)	8,000	7,999
Standard Chartered Bank/New York			0.44%, 05/12/2016(b)	7,000	6,999
0.62%, 07/05/2016(b)	6,000	5,993	0.44%, 05/16/2016(b)	7,000	6,999
0.62%, 07/18/2016(b)	8,000	7,989			$159,595
0.70%, 06/01/2016(b)	2,250	2,249
0.70%, 06/28/2016(b)	7,000	6,992	Electric - 3.44%
Sumitomo Mitsui Banking Corp			Engie SA
0.60%, 06/06/2016(b),(e)	7,000	6,996	0.62%, 05/02/2016(b)	6,000	6,000
0.60%, 06/16/2016(b),(e)	8,000	7,994	0.65%, 05/09/2016(b)	700	700
0.67%, 06/22/2016(b),(e)	8,000	7,992	0.66%, 05/31/2016(b)	6,000	5,996
			0.67%, 05/27/2016(b)	8,000	7,996
United Overseas Bank Ltd
0.60%, 05/02/2016(b),(e)	4,000	4,000	Oglethorpe Power Corp
0.72%, 08/30/2016(b),(e)	7,000	6,983	0.60%, 05/10/2016(b)	8,000	7,999
			0.65%, 05/11/2016(b)	6,000	5,999
Westpac Banking Corp
0.86%, 09/26/2016(b),(e)	3,000	2,989			$34,690
		$288,199	Insurance - 3.96%
			Nationwide Life Insurance Co
Beverages - 0.69%			0.50%, 05/12/2016(b)	7,000	6,999
Brown-Forman Corp
0.47%, 06/03/2016(b)	7,000	6,997	0.50%, 05/27/2016(b)	8,000	7,997
			0.50%, 05/31/2016(b)	6,000	5,998
			Prudential PLC
			0.54%, 05/23/2016(b)	8,000	7,997

See accompanying notes

10

Schedule of Investments Money Market Fund April 30, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value(000	's)

Insurance (continued)			Banks (continued)
Prudential PLC (continued)			Bank of Nova Scotia/Houston
0.59%, 07/01/2016(b)	$5,000	$4,995	0.78%, 05/11/2017(a),(e)	$5,800		$5,800
0.61%, 06/01/2016(b)	6,000	5,997				$29,800
		$39,983	TOTAL CERTIFICATE OF DEPOSIT			$29,800

Machinery - Construction & Mining - 0.79%				Maturity
Caterpillar Financial Services Corp (credit			REPURCHASE AGREEMENTS - 4.96%	Amount (000's)	Value(000	's)
support from Caterpillar Inc)			Banks - 4.96%
0.43%, 06/02/2016(d)	8,000	7,997	Credit Suisse Repurchase Agreement; 0.28%	$20,000		$20,000
			dated 04/29/2016 maturing 05/02/2016
Machinery - Diversified - 0.59%			(collateralized by US Government
John Deere Financial Ltd (credit support from			Security; $20,403,967; 1.75%; dated
John Deere Capital Corp)			09/30/2022
0.37%, 05/04/2016(b),(d)	6,000	6,000	Merrill Lynch Repurchase Agreement; 0.28%	30,000		30,000
			dated 04/29/2016 maturing 05/02/2016
			(collateralized by US Government
Miscellaneous Manufacturers - 0.92%			Securities; $30,600,371; 0.00%; dated
Dover Corp			10/26/2016-07/15/2032)
0.46%, 05/19/2016(b)	2,300	2,299				$50,000
0.60%, 07/18/2016(b)	7,000	6,991
			TOTAL REPURCHASE AGREEMENTS			$50,000
		$9,290	Total Investments			$1,023,034
Oil & Gas - 1.49%			Other Assets and Liabilities - (1.41)%			$(14,208)
Total Capital Canada Ltd (credit support from			TOTAL NET ASSETS - 100.00%			$1,008,826
Total SA)
0.58%, 06/21/2016(b),(d)	7,000	6,994
0.58%, 07/21/2016(b),(d)	8,000	7,990	(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
		$14,984	(b)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Pharmaceuticals - 2.08%			registration, normally to qualified institutional buyers. At the end of the
Novartis Finance Corp (credit support from			period, the value of these securities totaled $522,648 or 51.81% of net
Novartis AG)			assets.
0.42%, 05/16/2016(b),(d)	5,000	4,999	(c)		Security is Illiquid. At the end of the period, the value of these securities
0.46%, 06/06/2016(b),(d)	8,000	7,996	totaled $31,000 or 3.07% of net assets.
Novartis Securities Investment Ltd (credit			(d)		Credit support indicates investments that benefit from credit enhancement
support from Novartis AG)			or liquidity support provided by a third party bank, institution, or
0.46%, 07/01/2016(b),(d)	8,000	7,994	government agency.
		$20,989	(e)	Security issued by foreign bank and denominated in USD.

Pipelines - 0.50%
Questar Corp
0.70%, 05/02/2016(b)	5,000	5,000	Portfolio Summary (unaudited)
			Sector			Percent
REITS- 1.11%			Financial			62.02%
Simon Property Group LP			Consumer, Non-cyclical			11.48%
0.40%, 05/24/2016(b)	2,250	2,250	Insured			5.44%
0.40%, 06/02/2016(b)	1,930	1,929	Exchange Traded Funds			5.31%
0.48%, 06/01/2016(b)	7,000	6,997	Utilities			3.44%
		$11,176	Asset Backed Securities			3.28%
			Industrial			2.30%
Supranational Bank - 1.59%			Communications			2.28%
Corp Andina de Fomento			Energy			1.99%
0.50%, 05/13/2016(b)	8,000	7,999	Government			1.59%
0.50%, 06/01/2016(b)	8,000	7,996	Consumer, Cyclical			1.49%
		$15,995	Basic Materials			0.79%
			Other Assets and Liabilities			(1.41)%

Telecommunications - 2.28%			TOTAL NET ASSETS			100.00%
Telstra Corp Ltd
0.62%, 05/16/2016(b)	8,000	7,998
0.62%, 05/18/2016(b)	8,000	7,997
0.67%, 06/10/2016(b)	7,000	6,995
		$22,990
TOTAL COMMERCIAL PAPER		$745,847
	Principal
CERTIFICATE OF DEPOSIT - 2.95%	Amount (000's) Value (000's)

Banks- 2.95%
Bank of America NA
0.57%, 06/29/2016	8,000	8,000
0.58%, 05/31/2016	8,000	8,000
0.66%, 05/18/2016	8,000	8,000

See accompanying notes

11

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year October 31 (except as noted):

		Net Asset	Net	Dividends	Total
		Value,	Investment	from Net	Dividends	Net Asset			Net Assets, End of	Ratio of Expenses
		Beginning	Income	Investment	and	Value End			Period (in	to Average Net
		of Period	(Loss)(a)	Income	Distributions	of Period	Total Return		thousands)	Assets
MONEY MARKET FUND
Class J shares
2016	(c)	$1.00	$–	$–	$–	$1.00	0.00%(d),(e)		$265,139	0.42%(f)
2015		1.00	–	–	–	1.00	0.00	(e)	254,240	0.20
2014		1.00	–	–	–	1.00	0.00	(e)	249,914	0.17
2013		1.00	–	–	–	1.00	0.00	(e)	278,536	0.21
2012		1.00	–	–	–	1.00	0.00	(e)	282,576	0.29
2011		1.00	–	–	–	1.00	0.00	(e)	316,914	0.28

See accompanying notes.

12

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

Ratio of Net
Ratio of Gross	Investment Income
Expenses to Average	to Average Net
Net Assets(b)	Assets

0.77%(f)	0.00%(f)
0.83	0.00
0.82	0.00
0.82	0.00
0.87	0.00
0.76	0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

13

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
			During Period	Beginning		During Period
	Beginning	Ending	November 1,	Account Value	Ending	November 1,
	Account Value	Account Value	2015 to April 30,	November 1,	Account Value	2015 to April 30,	Annualized
	November 1, 2015	April 30, 2016	2016(a)	2015	April 30, 2016	2016(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$2.09	$1,000.00	$1,022.77	$2.11	0.42%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	123	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	123	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	123	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	123	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Drew E. Lawton	Formerly, Senior Managing	123	None
Director since March 2016	Director and CEO, New York
Member, Nominating and Governance	Life Insurance Company
Committee
1959

Karen (“Karrie”) McMillan	Managing Director, Patomak	123	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	123	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

15

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Daniel Pavelich	Retired.	123	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	123	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Edge Asset Management,	123	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since 2011
Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

16

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and AssistantSecretary

711 High Street, Des Moines, IA 50392

1973

Tracy Bollin Chief

Financial Officer

711 High Street, Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015

Chief Financial Officer, PFD since 2010 Senior Vice President, the Manager since 2015

Chief Financial Officer, the Manager (2010-2015)  Director, the Manager since 2015 Chief Financial Officer, PSI (2010-2015)

Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, PSI Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011

Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011

Vice President/Treasurer, PSI since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1962

Layne A. Rasmussen Vice President and Controller

711 High Street, Des Moines, IA 50392

1958

Greg Reymann Assistant Counsel

711 High Street, Des Moines, IA 50392

1958

Counsel, PGI

Counsel, PLIC

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

17

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer 711 High Street, Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

711 High Street, Des Moines, IA 50392

1981

Adam U. Shaikh Assistant Counsel

711 High Street, Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013)

Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present) Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013 Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014

Director – Treasury, PLIC (2007-2014) Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013

Assistant Vice President/Treasury, PSI since 2013 Director – Treasury, PSI (2008-2009, 2011-2013)

Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956 Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, the Manager since 2015

Associate General Counsel, AEGON USA Investment Management, LLC (2003 - 2012)

Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2016, and the Statement of Additional Information dated March 1, 2016. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

18

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

19

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. approved a Sub-advisory Agreement with Analytic Investors, LLC related to the Global Diversified Income Fund.

Analytic Investors Sub-Advisory Agreement

On March 14, 2016, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a sub-advisory agreement between Principal Management Corporation (the “Manager”) and Analytic Investors, LLC (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”).

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Advisor’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Advisor recommended the Sub-Advisor based upon that program.

Investment Performance.

The Board reviewed the historical one-year, three-year, five-year and since-inception (April 1, 2004) performance returns as of December 31, 2015 (gross and net of proposed fees) of the Sub-Advisor in a composite with an investment strategy similar to the proposed strategy for the Fund, as compared to a relevant benchmark index for Analytic Investors' investment strategy. The Board concluded, based on the information provided, that the historical investment performance record of the Sub-Advisor was satisfactory.

Fees, Economies of Scale and Profitability.

The Board considered the proposed sub-advisory fees, noting that the Advisor compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also reviewed the expected impact on profitability to the Advisor. On the basis of the information provided, the Board concluded that the proposed sub-advisory fees were reasonable.

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Sub-Advisor. The Board noted that the Sub-advisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fees were reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement were fair and reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

20

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 6/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 6/16/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 6/16/2016

Due to size constraints, this filing is being made in 2 related submissions.  This submission is the second of the 2 related submissions.  The accession number of the previous related submission is as follows:  0000898745-16-001357